UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (89.7%)
United States Treasury Note/Bond	0.250%	12/15/15	8,870	8,875
United States Treasury Note/Bond	0.250%	12/31/15	16,550	16,560
United States Treasury Note/Bond	2.125%	12/31/15	4,940	5,042
United States Treasury Note/Bond	0.375%	1/31/16	10,405	10,426
United States Treasury Note/Bond	2.000%	1/31/16	12,030	12,278
United States Treasury Note/Bond	0.375%	2/15/16	8,555	8,572
United States Treasury Note/Bond	0.250%	2/29/16	9,690	9,693
United States Treasury Note/Bond	2.125%	2/29/16	2,780	2,846
United States Treasury Note/Bond	0.375%	3/15/16	21,150	21,193
United States Treasury Note/Bond	0.375%	3/31/16	8,430	8,444
United States Treasury Note/Bond	0.250%	4/15/16	8,080	8,084
United States Treasury Note/Bond	0.375%	4/30/16	8,635	8,650
United States Treasury Note/Bond	2.000%	4/30/16	300	307
United States Treasury Note/Bond	0.250%	5/15/16	10,640	10,640
United States Treasury Note/Bond	5.125%	5/15/16	2,500	2,676
United States Treasury Note/Bond	7.250%	5/15/16	850	935
United States Treasury Note/Bond	0.375%	5/31/16	6,945	6,955
United States Treasury Note/Bond	1.750%	5/31/16	27,130	27,724
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,044
United States Treasury Note/Bond	0.500%	6/15/16	4,965	4,981
United States Treasury Note/Bond	0.500%	6/30/16	8,275	8,298
United States Treasury Note/Bond	1.500%	6/30/16	4,798	4,888
United States Treasury Note/Bond	3.250%	6/30/16	14,060	14,708
United States Treasury Note/Bond	0.625%	7/15/16	8,635	8,677
United States Treasury Note/Bond	0.500%	7/31/16	6,269	6,286
United States Treasury Note/Bond	1.500%	7/31/16	4,386	4,469
United States Treasury Note/Bond	3.250%	7/31/16	6,868	7,197
United States Treasury Note/Bond	0.625%	8/15/16	5,530	5,554
United States Treasury Note/Bond	4.875%	8/15/16	2,175	2,340
United States Treasury Note/Bond	0.500%	8/31/16	7,360	7,375
United States Treasury Note/Bond	1.000%	8/31/16	7,700	7,781
United States Treasury Note/Bond	3.000%	8/31/16	10,160	10,620
United States Treasury Note/Bond	0.875%	9/15/16	7,070	7,129
United States Treasury Note/Bond	0.500%	9/30/16	9,950	9,965
United States Treasury Note/Bond	1.000%	9/30/16	9,980	10,084
United States Treasury Note/Bond	3.000%	9/30/16	3,140	3,286
United States Treasury Note/Bond	0.625%	10/15/16	5,000	5,017
United States Treasury Note/Bond	0.375%	10/31/16	6,150	6,139
United States Treasury Note/Bond	1.000%	10/31/16	14,253	14,400
United States Treasury Note/Bond	3.125%	10/31/16	3,300	3,467
United States Treasury Note/Bond	0.625%	11/15/16	11,700	11,731
United States Treasury Note/Bond	4.625%	11/15/16	2,490	2,690
United States Treasury Note/Bond	0.500%	11/30/16	7,200	7,201
United States Treasury Note/Bond	0.875%	11/30/16	7,675	7,733
United States Treasury Note/Bond	2.750%	11/30/16	10,425	10,889
United States Treasury Note/Bond	0.625%	12/15/16	4,745	4,755
United States Treasury Note/Bond	0.875%	12/31/16	2,720	2,739
United States Treasury Note/Bond	3.250%	12/31/16	8,230	8,688
United States Treasury Note/Bond	0.750%	1/15/17	6,480	6,506

United States Treasury Note/Bond	0.875%	1/31/17	8,000	8,050
United States Treasury Note/Bond	3.125%	1/31/17	2,700	2,848
United States Treasury Note/Bond	0.625%	2/15/17	6,670	6,674
United States Treasury Note/Bond	4.625%	2/15/17	6,700	7,293
United States Treasury Note/Bond	0.875%	2/28/17	15,855	15,949
United States Treasury Note/Bond	3.000%	2/28/17	4,170	4,393
United States Treasury Note/Bond	0.750%	3/15/17	3,940	3,952
United States Treasury Note/Bond	1.000%	3/31/17	6,510	6,561
United States Treasury Note/Bond	3.250%	3/31/17	8,680	9,202
United States Treasury Note/Bond	0.875%	4/15/17	5,995	6,025
United States Treasury Note/Bond	0.875%	4/30/17	6,695	6,724
United States Treasury Note/Bond	3.125%	4/30/17	2,760	2,922
United States Treasury Note/Bond	0.875%	5/15/17	5,995	6,019
United States Treasury Note/Bond	4.500%	5/15/17	2,325	2,539
United States Treasury Note/Bond	0.625%	5/31/17	820	818
United States Treasury Note/Bond	2.750%	5/31/17	6,471	6,799
United States Treasury Note/Bond	0.875%	6/15/17	7,500	7,525
United States Treasury Note/Bond	0.750%	6/30/17	5,795	5,791
United States Treasury Note/Bond	2.500%	6/30/17	18,810	19,651
United States Treasury Note/Bond	0.875%	7/15/17	13,820	13,857
United States Treasury Note/Bond	2.375%	7/31/17	9,776	10,182
United States Treasury Note/Bond	0.875%	8/15/17	11,435	11,453
United States Treasury Note/Bond	0.625%	8/31/17	10,630	10,570
United States Treasury Note/Bond	1.875%	8/31/17	5,075	5,218
United States Treasury Note/Bond	1.000%	9/15/17	2,605	2,618
United States Treasury Note/Bond	0.625%	9/30/17	4,470	4,439
United States Treasury Note/Bond	1.875%	9/30/17	6,940	7,133
United States Treasury Note/Bond	0.875%	10/15/17	3,500	3,502
United States Treasury Note/Bond	0.750%	10/31/17	7,000	6,972
United States Treasury Note/Bond	1.875%	10/31/17	10,000	10,281
United States Treasury Note/Bond	0.875%	11/15/17	10,000	9,998
United States Treasury Note/Bond	4.250%	11/15/17	6,000	6,585
United States Treasury Note/Bond	0.625%	11/30/17	5,000	4,955
United States Treasury Note/Bond	2.250%	11/30/17	5,500	5,714
				629,749
Agency Bonds and Notes (8.9%)
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	800	864
1 Federal Farm Credit Banks	4.875%	1/17/17	500	545
1 Federal Farm Credit Banks	1.125%	9/22/17	750	753
1 Federal Home Loan Banks	0.375%	2/19/16	1,550	1,553
1 Federal Home Loan Banks	3.125%	3/11/16	425	440
1 Federal Home Loan Banks	0.375%	6/24/16	2,660	2,660
1 Federal Home Loan Banks	0.500%	9/28/16	2,650	2,651
1 Federal Home Loan Banks	0.625%	11/23/16	825	826
1 Federal Home Loan Banks	4.750%	12/16/16	285	309
1 Federal Home Loan Banks	0.625%	12/28/16	600	601
1 Federal Home Loan Banks	4.875%	5/17/17	600	659
1 Federal Home Loan Banks	0.875%	5/24/17	820	822
1 Federal Home Loan Banks	1.000%	6/21/17	2,205	2,217
1 Federal Home Loan Banks	5.000%	11/17/17	2,010	2,247
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	2,700	2,707
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,012
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	271
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	1,205	1,237
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	3,830	3,857

2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	657
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	1,250	1,256
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,800	1,813
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	220
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	2,500	2,528
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	377
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	550	552
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,000	2,250
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	401
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	625	701
2 Federal National Mortgage Assn.	0.375%	12/21/15	300	301
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	27
2 Federal National Mortgage Assn.	0.500%	3/30/16	2,845	2,853
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	823
2 Federal National Mortgage Assn.	0.375%	7/5/16	3,280	3,280
2 Federal National Mortgage Assn.	0.625%	8/26/16	3,000	3,009
2 Federal National Mortgage Assn.	1.250%	9/28/16	1,930	1,957
2 Federal National Mortgage Assn.	1.375%	11/15/16	575	584
2 Federal National Mortgage Assn.	5.000%	2/13/17	880	964
2 Federal National Mortgage Assn.	0.750%	4/20/17	1,100	1,100
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	706
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	611
2 Federal National Mortgage Assn.	0.000%	6/1/17	500	489
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,270	1,415
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,051
2 Federal National Mortgage Assn.	1.000%	9/27/17	4,500	4,514
2 Federal National Mortgage Assn.	0.875%	10/26/17	890	888
Private Export Funding Corp.	1.375%	2/15/17	250	253
1 Tennessee Valley Authority	5.500%	7/18/17	125	140
				62,103
Total U.S. Government and Agency Obligations (Cost $689,903)				691,852
			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3 Vanguard Market Liquidity Fund
(Cost $13,101)	0.116%		13,101,343	13,101

Total Investments (100.4%) (Cost $703,004)				704,953
Other Assets and Liabilities-Net (-0.4%)				(3,106)
Net Assets (100%)				701,847
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are

Short-Term Government Bond Index Fund

valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	691,852	—
Temporary Cash Investments	13,101	—	—
Total	13,101	691,852	—

C. At November 30, 2014, the cost of investment securities for tax purposes was $703,004,000. Net unrealized appreciation of investment securities for tax purposes was $1,949,000, consisting of unrealized gains of $1,951,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (92.4%)
United States Treasury Note/Bond	0.750%	12/31/17	1,515	1,505
United States Treasury Note/Bond	0.875%	1/31/18	3,045	3,034
United States Treasury Note/Bond	2.625%	1/31/18	909	955
United States Treasury Note/Bond	3.500%	2/15/18	3,201	3,453
United States Treasury Note/Bond	0.750%	2/28/18	2,950	2,924
United States Treasury Note/Bond	2.750%	2/28/18	6,846	7,223
United States Treasury Note/Bond	0.750%	3/31/18	3,185	3,154
United States Treasury Note/Bond	0.625%	4/30/18	5,570	5,485
United States Treasury Note/Bond	2.625%	4/30/18	2,452	2,579
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,204
United States Treasury Note/Bond	9.125%	5/15/18	910	1,159
United States Treasury Note/Bond	1.000%	5/31/18	4,337	4,320
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,776
United States Treasury Note/Bond	1.375%	6/30/18	10,700	10,790
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,039
United States Treasury Note/Bond	1.375%	7/31/18	3,525	3,551
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,630
United States Treasury Note/Bond	4.000%	8/15/18	592	653
United States Treasury Note/Bond	1.500%	8/31/18	5,625	5,688
United States Treasury Note/Bond	1.375%	9/30/18	7,306	7,348
United States Treasury Note/Bond	1.250%	10/31/18	5,890	5,890
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,185
United States Treasury Note/Bond	3.750%	11/15/18	2,607	2,858
United States Treasury Note/Bond	9.000%	11/15/18	1,233	1,604
United States Treasury Note/Bond	1.250%	11/30/18	4,085	4,081
United States Treasury Note/Bond	1.375%	11/30/18	1,670	1,676
United States Treasury Note/Bond	1.375%	12/31/18	2,340	2,346
United States Treasury Note/Bond	1.500%	12/31/18	5,925	5,969
United States Treasury Note/Bond	1.500%	1/31/19	7,575	7,627
United States Treasury Note/Bond	2.750%	2/15/19	13,202	13,961
United States Treasury Note/Bond	8.875%	2/15/19	869	1,139
United States Treasury Note/Bond	1.375%	2/28/19	4,650	4,653
United States Treasury Note/Bond	1.500%	2/28/19	5,400	5,435
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,352
United States Treasury Note/Bond	1.625%	3/31/19	5,400	5,456
United States Treasury Note/Bond	1.250%	4/30/19	528	525
United States Treasury Note/Bond	1.625%	4/30/19	3,923	3,962
United States Treasury Note/Bond	3.125%	5/15/19	3,958	4,251
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,294
United States Treasury Note/Bond	1.500%	5/31/19	10,350	10,389
United States Treasury Note/Bond	1.000%	6/30/19	3,400	3,333
United States Treasury Note/Bond	1.625%	6/30/19	5,275	5,320
United States Treasury Note/Bond	0.875%	7/31/19	3,609	3,514
United States Treasury Note/Bond	1.625%	7/31/19	9,460	9,534
United States Treasury Note/Bond	3.625%	8/15/19	3,342	3,670
United States Treasury Note/Bond	8.125%	8/15/19	2,692	3,511
United States Treasury Note/Bond	1.000%	8/31/19	2,440	2,386
United States Treasury Note/Bond	1.625%	8/31/19	6,283	6,328
United States Treasury Note/Bond	1.000%	9/30/19	8,290	8,097

United States Treasury Note/Bond	1.750%	9/30/19	7,850	7,946
United States Treasury Note/Bond	1.250%	10/31/19	876	866
United States Treasury Note/Bond	1.500%	10/31/19	3,300	3,299
United States Treasury Note/Bond	3.375%	11/15/19	1,050	1,143
United States Treasury Note/Bond	1.000%	11/30/19	2,855	2,784
United States Treasury Note/Bond	1.500%	11/30/19	5,700	5,697
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,228
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,528
United States Treasury Note/Bond	3.625%	2/15/20	1,580	1,743
United States Treasury Note/Bond	8.500%	2/15/20	360	485
United States Treasury Note/Bond	1.250%	2/29/20	3,560	3,500
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,025
United States Treasury Note/Bond	1.125%	4/30/20	2,025	1,973
United States Treasury Note/Bond	3.500%	5/15/20	9,124	10,016
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,662
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,478
United States Treasury Note/Bond	2.000%	7/31/20	1,560	1,589
United States Treasury Note/Bond	2.625%	8/15/20	13,460	14,135
United States Treasury Note/Bond	8.750%	8/15/20	250	347
United States Treasury Note/Bond	2.125%	8/31/20	2,550	2,608
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,162
United States Treasury Note/Bond	1.750%	10/31/20	5,800	5,798
United States Treasury Note/Bond	2.625%	11/15/20	5,942	6,232
United States Treasury Note/Bond	2.000%	11/30/20	5,675	5,749
United States Treasury Note/Bond	2.375%	12/31/20	3,230	3,341
United States Treasury Note/Bond	2.125%	1/31/21	4,522	4,608
United States Treasury Note/Bond	3.625%	2/15/21	4,557	5,048
United States Treasury Note/Bond	7.875%	2/15/21	716	974
United States Treasury Note/Bond	2.000%	2/28/21	4,015	4,059
United States Treasury Note/Bond	2.250%	3/31/21	2,625	2,691
United States Treasury Note/Bond	2.250%	4/30/21	3,500	3,588
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,280
United States Treasury Note/Bond	8.125%	5/15/21	1,140	1,579
United States Treasury Note/Bond	2.000%	5/31/21	8,600	8,677
United States Treasury Note/Bond	2.125%	6/30/21	4,950	5,030
United States Treasury Note/Bond	2.250%	7/31/21	3,825	3,916
United States Treasury Note/Bond	2.125%	8/15/21	5,650	5,735
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,482
United States Treasury Note/Bond	2.000%	8/31/21	4,675	4,706
United States Treasury Note/Bond	2.125%	9/30/21	7,000	7,105
United States Treasury Note/Bond	2.000%	10/31/21	4,000	4,025
United States Treasury Note/Bond	2.000%	11/15/21	3,013	3,033
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,961
United States Treasury Note/Bond	1.875%	11/30/21	4,200	4,190
United States Treasury Note/Bond	2.000%	2/15/22	7,795	7,834
United States Treasury Note/Bond	1.625%	8/15/22	1,340	1,304
United States Treasury Note/Bond	7.250%	8/15/22	350	483
United States Treasury Note/Bond	1.625%	11/15/22	6,155	5,972
United States Treasury Note/Bond	7.625%	11/15/22	575	815
United States Treasury Note/Bond	2.000%	2/15/23	6,275	6,252
United States Treasury Note/Bond	7.125%	2/15/23	1,590	2,207
United States Treasury Note/Bond	1.750%	5/15/23	14,335	13,956
United States Treasury Note/Bond	2.500%	8/15/23	7,295	7,530
United States Treasury Note/Bond	6.250%	8/15/23	975	1,301
United States Treasury Note/Bond	2.750%	11/15/23	6,545	6,882
United States Treasury Note/Bond	2.750%	2/15/24	6,875	7,221
United States Treasury Note/Bond	2.500%	5/15/24	12,860	13,222

United States Treasury Note/Bond	2.375%	8/15/24	11,285	11,463
United States Treasury Note/Bond	2.250%	11/15/24	4,150	4,170
				471,449
Agency Bonds and Notes (6.7%)
1 AID-Israel	5.500%	9/18/23	125	154
1 AID-Israel	5.500%	4/26/24	500	619
1 AID-Jordan	1.945%	6/23/19	200	203
1 AID-Jordan	2.503%	10/30/20	175	180
1 AID-Ukraine	1.844%	5/16/19	200	199
2 Federal Farm Credit Banks	5.150%	11/15/19	300	349
2 Federal Farm Credit Banks	3.500%	12/20/23	100	108
2 Federal Home Loan Banks	1.375%	3/9/18	1,000	1,007
2 Federal Home Loan Banks	1.875%	3/8/19	1,000	1,015
2 Federal Home Loan Banks	1.875%	3/13/20	150	150
2 Federal Home Loan Banks	4.125%	3/13/20	1,005	1,120
2 Federal Home Loan Banks	3.375%	6/12/20	125	135
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,067
2 Federal Home Loan Banks	5.250%	12/11/20	250	296
2 Federal Home Loan Banks	5.625%	6/11/21	400	485
2 Federal Home Loan Banks	2.125%	3/10/23	250	244
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,150	1,139
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,530	2,511
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	564
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	481
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	403
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	443
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,455	1,428
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,065	1,041
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	1,755	1,783
3 Federal National Mortgage Assn.	0.875%	12/20/17	900	897
3 Federal National Mortgage Assn.	0.875%	2/8/18	850	844
3 Federal National Mortgage Assn.	0.875%	5/21/18	4,720	4,673
3 Federal National Mortgage Assn.	1.875%	9/18/18	550	562
3 Federal National Mortgage Assn.	1.625%	11/27/18	970	978
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,778
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	806
3 Federal National Mortgage Assn.	1.750%	9/12/19	350	352
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,042
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	753
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	505
2 Financing Corp.	10.700%	10/6/17	122	154
2 Financing Corp.	9.800%	11/30/17	350	437
2 Financing Corp.	9.800%	4/6/18	200	254
2 Financing Corp.	10.350%	8/3/18	250	329
2 Financing Corp.	9.700%	4/5/19	50	67
NCUA Guaranteed Notes	3.000%	6/12/19	180	190
Private Export Funding Corp.	2.250%	12/15/17	25	26
Private Export Funding Corp.	1.875%	7/15/18	50	50
Private Export Funding Corp.	4.375%	3/15/19	700	773
Private Export Funding Corp.	1.450%	8/15/19	125	122
Private Export Funding Corp.	2.250%	3/15/20	150	151
Private Export Funding Corp.	2.050%	11/15/22	175	168
Private Export Funding Corp.	3.550%	1/15/24	75	80
Private Export Funding Corp.	2.450%	7/15/24	205	199
2 Tennessee Valley Authority	1.750%	10/15/18	125	126
2 Tennessee Valley Authority	3.875%	2/15/21	225	249
2 Tennessee Valley Authority	1.875%	8/15/22	125	121

2 Tennessee Valley Authority	2.875%	9/15/24	175	177
				33,987
Total U.S. Government and Agency Obligations (Cost $498,692)				505,436
			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
4 Vanguard Market Liquidity Fund
(Cost $5,923)	0.116%		5,923,435	5,923

Total Investments (100.3%) (Cost $504,615)				511,359
Other Assets and Liabilities-Net (-0.3%)				(1,356)
Net Assets (100%)				510,003
1 U.S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	505,436	—
Temporary Cash Investments	5,923	—	—
Total	5,923	505,436	—

Intermediate-Term Government Bond Index Fund

C. At November 30, 2014, the cost of investment securities for tax purposes was $504,615,000. Net unrealized appreciation of investment securities for tax purposes was $6,744,000, consisting of unrealized gains of $6,958,000 on securities that had risen in value since their purchase and $214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (92.8%)
	United States Treasury Note/Bond	7.500%	11/15/24	1,805	2,669
	United States Treasury Note/Bond	7.625%	2/15/25	1,115	1,670
	United States Treasury Note/Bond	6.875%	8/15/25	1,123	1,620
	United States Treasury Note/Bond	6.000%	2/15/26	2,721	3,719
	United States Treasury Note/Bond	6.750%	8/15/26	1,575	2,292
	United States Treasury Note/Bond	6.500%	11/15/26	1,424	2,043
	United States Treasury Note/Bond	6.625%	2/15/27	1,258	1,829
	United States Treasury Note/Bond	6.375%	8/15/27	783	1,126
	United States Treasury Note/Bond	6.125%	11/15/27	3,025	4,281
	United States Treasury Note/Bond	5.500%	8/15/28	2,173	2,945
	United States Treasury Note/Bond	5.250%	11/15/28	3,344	4,447
	United States Treasury Note/Bond	5.250%	2/15/29	1,980	2,637
	United States Treasury Note/Bond	6.250%	5/15/30	2,412	3,571
	United States Treasury Note/Bond	5.375%	2/15/31	7,270	10,010
	United States Treasury Note/Bond	4.500%	2/15/36	4,205	5,460
	United States Treasury Note/Bond	4.750%	2/15/37	1,035	1,389
	United States Treasury Note/Bond	5.000%	5/15/37	1,651	2,293
	United States Treasury Note/Bond	4.375%	2/15/38	3,669	4,676
	United States Treasury Note/Bond	4.500%	5/15/38	2,716	3,525
	United States Treasury Note/Bond	3.500%	2/15/39	5,374	6,012
	United States Treasury Note/Bond	4.250%	5/15/39	4,046	5,077
	United States Treasury Note/Bond	4.500%	8/15/39	7,375	9,598
	United States Treasury Note/Bond	4.375%	11/15/39	7,032	8,998
	United States Treasury Note/Bond	4.625%	2/15/40	6,867	9,115
	United States Treasury Note/Bond	4.375%	5/15/40	10,483	13,469
	United States Treasury Note/Bond	3.875%	8/15/40	4,708	5,604
	United States Treasury Note/Bond	4.250%	11/15/40	5,337	6,738
	United States Treasury Note/Bond	4.750%	2/15/41	3,723	5,074
	United States Treasury Note/Bond	4.375%	5/15/41	1,459	1,885
	United States Treasury Note/Bond	3.750%	8/15/41	4,180	4,900
	United States Treasury Note/Bond	3.125%	11/15/41	5,545	5,811
	United States Treasury Note/Bond	3.125%	2/15/42	4,316	4,513
	United States Treasury Note/Bond	3.000%	5/15/42	2,915	2,974
	United States Treasury Note/Bond	2.750%	8/15/42	10,310	9,991
	United States Treasury Note/Bond	2.750%	11/15/42	10,265	9,936
	United States Treasury Note/Bond	3.125%	2/15/43	11,445	11,913
	United States Treasury Note/Bond	2.875%	5/15/43	15,165	15,035
	United States Treasury Note/Bond	3.625%	8/15/43	19,450	22,191
	United States Treasury Note/Bond	3.750%	11/15/43	12,398	14,459
	United States Treasury Note/Bond	3.625%	2/15/44	20,120	22,962
	United States Treasury Note/Bond	3.375%	5/15/44	12,540	13,680
	United States Treasury Note/Bond	3.125%	8/15/44	12,975	13,514
	United States Treasury Note/Bond	3.000%	11/15/44	5,200	5,293
					290,944
Agency Bonds and Notes (6.3%)
1	AID-Israel	5.500%	9/18/33	150	197
2	Federal Home Loan Banks	5.500%	7/15/36	810	1,088
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	313	455

3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,655	2,450
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,519	2,181
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	972
3 Federal National Mortgage Assn.	7.125%	1/15/30	730	1,100
3 Federal National Mortgage Assn.	7.250%	5/15/30	1,465	2,240
3 Federal National Mortgage Assn.	6.625%	11/15/30	2,505	3,658
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	380
2 Tennessee Valley Authority	6.750%	11/1/25	730	994
2 Tennessee Valley Authority	7.125%	5/1/30	150	220
2 Tennessee Valley Authority	4.700%	7/15/33	100	116
2 Tennessee Valley Authority	4.650%	6/15/35	75	87
2 Tennessee Valley Authority	5.880%	4/1/36	870	1,176
2 Tennessee Valley Authority	6.150%	1/15/38	165	230
2 Tennessee Valley Authority	5.500%	6/15/38	150	194
2 Tennessee Valley Authority	5.250%	9/15/39	772	972
2 Tennessee Valley Authority	3.500%	12/15/42	250	241
2 Tennessee Valley Authority	4.875%	1/15/48	245	289
2 Tennessee Valley Authority	5.375%	4/1/56	215	272
2 Tennessee Valley Authority	4.625%	9/15/60	250	282
				19,794
Total U.S. Government and Agency Obligations (Cost $291,239)				310,738
			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Market Liquidity Fund (Cost
$3,222)	0.116%		3,221,746	3,222

Total Investments (100.1%) (Cost $294,461)				313,960
Other Assets and Liabilities-Net (-0.1%)				(449)
Net Assets (100%)				313,511
1 U. S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Long-Term Government Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	310,738	—
Temporary Cash Investments	3,222	—	—
Total	3,222	310,738	—

C. At November 30, 2014, the cost of investment securities for tax purposes was $294,461,000. Net unrealized appreciation of investment securities for tax purposes was $19,499,000, consisting of unrealized gains of $19,619,000 on securities that had risen in value since their purchase and $120,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.8%)
U.S. Government Securities (1.8%)
1	United States Treasury Note/Bond	0.500%	9/30/16	19,955	19,986
	United States Treasury Note/Bond	0.375%	10/31/16	10,876	10,857
	United States Treasury Note/Bond	0.500%	11/30/16	85,000	85,014
	United States Treasury Note/Bond	1.500%	10/31/19	188	188
	United States Treasury Note/Bond	1.500%	11/30/19	75,000	74,965
Total U.S. Government and Agency Obligations (Cost $190,929)					191,010
Corporate Bonds (96.9%)
Finance (41.8%)
	Banking (32.6%)
	Abbey National Treasury Services plc	4.000%	4/27/16	11,100	11,563
	Abbey National Treasury Services plc	1.375%	3/13/17	5,970	5,983
	Abbey National Treasury Services plc	3.050%	8/23/18	6,595	6,869
	Abbey National Treasury Services plc	2.350%	9/10/19	9,125	9,182
	American Express Bank FSB	6.000%	9/13/17	6,630	7,433
	American Express Centurion Bank	0.875%	11/13/15	6,790	6,804
	American Express Centurion Bank	5.950%	6/12/17	300	334
	American Express Centurion Bank	6.000%	9/13/17	4,754	5,342
	American Express Co.	5.500%	9/12/16	3,850	4,157
	American Express Co.	6.150%	8/28/17	8,433	9,485
	American Express Co.	7.000%	3/19/18	17,230	20,061
	American Express Co.	1.550%	5/22/18	7,250	7,183
	American Express Co.	8.125%	5/20/19	1,575	1,961
2	American Express Co.	6.800%	9/1/66	6,406	6,774
	American Express Credit Corp.	1.300%	7/29/16	11,825	11,892
	American Express Credit Corp.	2.800%	9/19/16	11,925	12,339
	American Express Credit Corp.	2.375%	3/24/17	13,670	14,031
	American Express Credit Corp.	1.125%	6/5/17	13,000	12,972
	American Express Credit Corp.	2.125%	7/27/18	6,100	6,164
	American Express Credit Corp.	2.125%	3/18/19	6,365	6,391
	American Express Credit Corp.	2.250%	8/15/19	8,700	8,755
	Associates Corp. of North America	6.950%	11/1/18	6,456	7,597
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	11,405	11,449
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	7,750	7,777
	Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	1,375	1,377
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,720
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	7,875	7,922
	Bank of America Corp.	5.250%	12/1/15	5,280	5,502
	Bank of America Corp.	1.250%	1/11/16	8,159	8,193
	Bank of America Corp.	3.625%	3/17/16	11,053	11,424
	Bank of America Corp.	6.050%	5/16/16	10,425	11,114
	Bank of America Corp.	3.750%	7/12/16	16,500	17,199
	Bank of America Corp.	6.500%	8/1/16	22,650	24,612
	Bank of America Corp.	5.750%	8/15/16	4,700	5,033
	Bank of America Corp.	7.800%	9/15/16	3,900	4,332
	Bank of America Corp.	5.625%	10/14/16	10,195	11,003
	Bank of America Corp.	1.350%	11/21/16	3,375	3,380
	Bank of America Corp.	5.420%	3/15/17	5,869	6,336
	Bank of America Corp.	3.875%	3/22/17	11,450	12,060

Bank of America Corp.	5.700%	5/2/17	6,210	6,772
Bank of America Corp.	1.700%	8/25/17	8,275	8,290
Bank of America Corp.	6.400%	8/28/17	18,760	21,085
Bank of America Corp.	6.000%	9/1/17	11,045	12,300
Bank of America Corp.	5.750%	12/1/17	21,180	23,595
Bank of America Corp.	2.000%	1/11/18	21,735	21,881
Bank of America Corp.	6.875%	4/25/18	32,860	38,036
Bank of America Corp.	5.650%	5/1/18	24,740	27,645
Bank of America Corp.	6.500%	7/15/18	3,000	3,437
Bank of America Corp.	6.875%	11/15/18	6,611	7,750
Bank of America Corp.	2.600%	1/15/19	29,482	29,866
Bank of America Corp.	5.490%	3/15/19	3,200	3,567
Bank of America Corp.	2.650%	4/1/19	15,710	15,937
Bank of America Corp.	7.625%	6/1/19	17,450	21,249
Bank of America NA	1.125%	11/14/16	8,850	8,848
Bank of America NA	1.250%	2/14/17	5,826	5,832
Bank of America NA	5.300%	3/15/17	14,254	15,428
Bank of America NA	6.100%	6/15/17	4,345	4,817
Bank of Montreal	0.800%	11/6/15	7,415	7,434
Bank of Montreal	1.300%	7/15/16	6,325	6,382
Bank of Montreal	2.500%	1/11/17	9,824	10,114
Bank of Montreal	1.300%	7/14/17	1,200	1,202
Bank of Montreal	1.400%	9/11/17	6,600	6,630
Bank of Montreal	1.450%	4/9/18	5,349	5,317
Bank of Montreal	2.375%	1/25/19	8,400	8,515
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,916
Bank of New York Mellon Corp.	0.700%	3/4/16	1,008	1,010
Bank of New York Mellon Corp.	2.300%	7/28/16	11,440	11,743
Bank of New York Mellon Corp.	2.400%	1/17/17	4,025	4,138
Bank of New York Mellon Corp.	1.969%	6/20/17	1,550	1,578
Bank of New York Mellon Corp.	1.350%	3/6/18	7,050	6,990
Bank of New York Mellon Corp.	2.100%	8/1/18	2,250	2,276
Bank of New York Mellon Corp.	2.100%	1/15/19	4,500	4,536
Bank of New York Mellon Corp.	2.200%	3/4/19	3,350	3,369
Bank of New York Mellon Corp.	2.200%	5/15/19	4,500	4,527
Bank of New York Mellon Corp.	5.450%	5/15/19	7,075	8,107
Bank of New York Mellon Corp.	2.300%	9/11/19	6,350	6,417
Bank of Nova Scotia	0.950%	3/15/16	4,140	4,162
Bank of Nova Scotia	2.900%	3/29/16	7,200	7,419
Bank of Nova Scotia	1.375%	7/15/16	4,118	4,158
Bank of Nova Scotia	1.100%	12/13/16	10,339	10,400
Bank of Nova Scotia	2.550%	1/12/17	5,015	5,177
Bank of Nova Scotia	1.250%	4/11/17	5,500	5,510
Bank of Nova Scotia	1.300%	7/21/17	4,100	4,106
Bank of Nova Scotia	1.375%	12/18/17	11,306	11,264
Bank of Nova Scotia	1.450%	4/25/18	6,050	6,006
Bank of Nova Scotia	2.050%	10/30/18	8,426	8,486
Bank of Nova Scotia	2.050%	6/5/19	6,100	6,087
Barclays Bank plc	5.000%	9/22/16	11,275	12,080
Barclays Bank plc	2.500%	2/20/19	13,075	13,269
Barclays Bank plc	6.750%	5/22/19	11,504	13,694
Barclays plc	2.750%	11/8/19	10,400	10,453
BB&T Corp.	5.200%	12/23/15	5,315	5,558
BB&T Corp.	3.200%	3/15/16	4,425	4,556
BB&T Corp.	3.950%	4/29/16	2,100	2,191
BB&T Corp.	2.150%	3/22/17	8,950	9,126
BB&T Corp.	4.900%	6/30/17	2,575	2,788

BB&T Corp.	1.600%	8/15/17	8,005	8,045
BB&T Corp.	1.450%	1/12/18	2,870	2,858
BB&T Corp.	2.050%	6/19/18	6,909	6,974
BB&T Corp.	2.250%	2/1/19	3,650	3,678
BB&T Corp.	6.850%	4/30/19	2,650	3,169
BB&T Corp.	5.250%	11/1/19	4,222	4,760
Bear Stearns Cos. LLC	5.300%	10/30/15	4,700	4,897
Bear Stearns Cos. LLC	5.550%	1/22/17	9,000	9,795
Bear Stearns Cos. LLC	6.400%	10/2/17	14,760	16,682
Bear Stearns Cos. LLC	7.250%	2/1/18	19,600	22,791
Bear Stearns Cos. LLC	4.650%	7/2/18	500	542
BNP Paribas SA	3.600%	2/23/16	12,450	12,870
BNP Paribas SA	1.250%	12/12/16	6,325	6,337
BNP Paribas SA	2.375%	9/14/17	16,436	16,799
BNP Paribas SA	2.700%	8/20/18	11,299	11,618
BNP Paribas SA	2.400%	12/12/18	8,500	8,621
BNP Paribas SA	2.450%	3/17/19	8,075	8,200
BPCE SA	1.625%	2/10/17	6,900	6,948
BPCE SA	1.613%	7/25/17	4,800	4,792
BPCE SA	2.500%	12/10/18	8,400	8,526
BPCE SA	2.500%	7/15/19	7,925	8,022
Branch Banking & Trust Co.	1.450%	10/3/16	4,463	4,514
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,675
Branch Banking & Trust Co.	1.000%	4/3/17	3,000	2,988
Branch Banking & Trust Co.	1.350%	10/1/17	5,000	4,989
Branch Banking & Trust Co.	2.300%	10/15/18	9,125	9,286
Canadian Imperial Bank of Commerce	2.350%	12/11/15	8,173	8,329
Canadian Imperial Bank of Commerce	1.350%	7/18/16	5,800	5,864
Canadian Imperial Bank of Commerce	1.550%	1/23/18	5,950	5,969
Capital One Bank USA NA	1.150%	11/21/16	4,200	4,196
Capital One Bank USA NA	1.300%	6/5/17	2,550	2,539
Capital One Bank USA NA	2.150%	11/21/18	2,700	2,703
Capital One Bank USA NA	2.250%	2/13/19	13,650	13,635
Capital One Bank USA NA	2.300%	6/5/19	4,850	4,847
Capital One Bank USA NA	8.800%	7/15/19	1,777	2,239
Capital One Financial Corp.	3.150%	7/15/16	4,975	5,142
Capital One Financial Corp.	6.150%	9/1/16	8,700	9,421
Capital One Financial Corp.	6.750%	9/15/17	5,300	6,034
Capital One Financial Corp.	2.450%	4/24/19	2,500	2,508
Capital One NA	1.500%	9/5/17	1,800	1,795
Capital One NA	1.500%	3/22/18	3,606	3,563
Capital One NA	2.400%	9/5/19	6,200	6,198
Citigroup Inc.	4.587%	12/15/15	7,707	7,991
Citigroup Inc.	5.300%	1/7/16	5,392	5,655
Citigroup Inc.	1.250%	1/15/16	7,946	7,979
Citigroup Inc.	1.300%	4/1/16	8,355	8,387
Citigroup Inc.	3.953%	6/15/16	16,293	16,997
Citigroup Inc.	1.700%	7/25/16	14,357	14,491
Citigroup Inc.	5.850%	8/2/16	1,600	1,725
Citigroup Inc.	1.300%	11/15/16	4,875	4,878
Citigroup Inc.	4.450%	1/10/17	14,740	15,671
Citigroup Inc.	5.500%	2/15/17	7,499	8,130
Citigroup Inc.	1.350%	3/10/17	5,600	5,594
Citigroup Inc.	1.550%	8/14/17	6,725	6,718
Citigroup Inc.	6.000%	8/15/17	9,151	10,198
Citigroup Inc.	6.125%	11/21/17	24,172	27,216
Citigroup Inc.	1.850%	11/24/17	8,600	8,630

Citigroup Inc.	1.750%	5/1/18	9,815	9,784
Citigroup Inc.	6.125%	5/15/18	17,424	19,823
Citigroup Inc.	2.500%	9/26/18	9,750	9,922
Citigroup Inc.	2.550%	4/8/19	15,800	16,010
Citigroup Inc.	8.500%	5/22/19	16,983	21,351
Citigroup Inc.	2.500%	7/29/19	11,550	11,643
Comerica Bank	5.750%	11/21/16	5,018	5,471
Comerica Bank	5.200%	8/22/17	1,955	2,140
Comerica Inc.	4.800%	5/1/15	1,500	1,526
Comerica Inc.	2.125%	5/23/19	2,000	2,000
Commonwealth Bank of Australia	1.125%	3/13/17	3,000	3,002
Commonwealth Bank of Australia	1.400%	9/8/17	7,425	7,449
Commonwealth Bank of Australia	1.900%	9/18/17	9,885	10,003
Commonwealth Bank of Australia	2.500%	9/20/18	9,603	9,845
Commonwealth Bank of Australia	2.250%	3/13/19	8,600	8,720
Commonwealth Bank of Australia	2.300%	9/6/19	7,000	7,044
Compass Bank	1.850%	9/29/17	2,300	2,307
Compass Bank	6.400%	10/1/17	1,730	1,903
Compass Bank	2.750%	9/29/19	2,300	2,320
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	13,700	14,357
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	18,500	18,556
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	11,300	11,474
Corpbanca SA	3.125%	1/15/18	1,700	1,711
3 Corpbanca SA	3.875%	9/22/19	2,000	2,041
Countrywide Financial Corp.	6.250%	5/15/16	9,741	10,423
Credit Suisse	1.375%	5/26/17	15,225	15,219
Credit Suisse	6.000%	2/15/18	10,275	11,540
Credit Suisse	2.300%	5/28/19	17,650	17,728
Credit Suisse	5.300%	8/13/19	7,895	8,933
Credit Suisse USA Inc.	5.375%	3/2/16	4,725	4,997
Credit Suisse USA Inc.	5.850%	8/16/16	2,968	3,216
Deutsche Bank AG	3.250%	1/11/16	10,760	11,051
Deutsche Bank AG	1.400%	2/13/17	5,775	5,779
Deutsche Bank AG	1.350%	5/30/17	7,975	7,961
Deutsche Bank AG	6.000%	9/1/17	18,815	21,045
Deutsche Bank AG	2.500%	2/13/19	20,450	20,810
Discover Bank	2.000%	2/21/18	5,833	5,830
Discover Financial Services	6.450%	6/12/17	2,175	2,422
Fifth Third Bancorp	3.625%	1/25/16	8,736	9,012
Fifth Third Bancorp	5.450%	1/15/17	2,380	2,569
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,029
Fifth Third Bancorp	2.300%	3/1/19	3,000	3,016
Fifth Third Bank	0.900%	2/26/16	1,600	1,603
Fifth Third Bank	1.150%	11/18/16	7,975	8,003
Fifth Third Bank	1.350%	6/1/17	5,000	5,010
Fifth Third Bank	1.450%	2/28/18	2,500	2,486
Fifth Third Bank	2.375%	4/25/19	4,850	4,890
First Horizon National Corp.	5.375%	12/15/15	2,525	2,631
First Republic Bank	2.375%	6/17/19	3,220	3,243
Goldman Sachs Group Inc.	5.350%	1/15/16	16,617	17,439
Goldman Sachs Group Inc.	3.625%	2/7/16	25,975	26,785
Goldman Sachs Group Inc.	5.750%	10/1/16	11,875	12,852
Goldman Sachs Group Inc.	5.625%	1/15/17	17,806	19,237
Goldman Sachs Group Inc.	6.250%	9/1/17	15,338	17,183

Goldman Sachs Group Inc.	5.950%	1/18/18	18,486	20,737
Goldman Sachs Group Inc.	2.375%	1/22/18	14,582	14,829
Goldman Sachs Group Inc.	6.150%	4/1/18	26,975	30,536
Goldman Sachs Group Inc.	2.900%	7/19/18	19,290	19,828
Goldman Sachs Group Inc.	2.625%	1/31/19	16,500	16,706
Goldman Sachs Group Inc.	7.500%	2/15/19	18,802	22,547
Goldman Sachs Group Inc.	2.550%	10/23/19	18,000	17,978
HSBC USA Inc.	1.300%	6/23/17	4,000	4,006
HSBC USA Inc.	6.000%	8/9/17	4,050	4,518
HSBC USA Inc.	1.500%	11/13/17	2,150	2,154
HSBC USA Inc.	1.625%	1/16/18	11,500	11,527
HSBC USA Inc.	2.625%	9/24/18	5,484	5,634
HSBC USA Inc.	2.250%	6/23/19	4,000	4,025
HSBC USA Inc.	2.375%	11/13/19	7,000	7,039
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,080
Huntington National Bank	1.350%	8/2/16	1,500	1,506
Huntington National Bank	1.300%	11/20/16	2,875	2,877
Huntington National Bank	1.375%	4/24/17	1,000	998
Huntington National Bank	2.200%	4/1/19	5,550	5,553
Intesa Sanpaolo SPA	3.125%	1/15/16	9,775	9,977
Intesa Sanpaolo SPA	2.375%	1/13/17	10,175	10,308
Intesa Sanpaolo SPA	3.875%	1/16/18	8,300	8,696
Intesa Sanpaolo SPA	3.875%	1/15/19	13,650	14,293
JPMorgan Chase & Co.	2.600%	1/15/16	4,592	4,684
JPMorgan Chase & Co.	1.125%	2/26/16	7,550	7,571
JPMorgan Chase & Co.	3.450%	3/1/16	19,531	20,154
JPMorgan Chase & Co.	3.150%	7/5/16	27,875	28,806
JPMorgan Chase & Co.	1.350%	2/15/17	13,685	13,714
JPMorgan Chase & Co.	6.125%	6/27/17	3,755	4,178
JPMorgan Chase & Co.	2.000%	8/15/17	15,203	15,432
JPMorgan Chase & Co.	6.000%	1/15/18	31,651	35,686
JPMorgan Chase & Co.	1.800%	1/25/18	12,250	12,296
JPMorgan Chase & Co.	1.625%	5/15/18	16,125	16,044
JPMorgan Chase & Co.	2.350%	1/28/19	16,275	16,477
JPMorgan Chase & Co.	6.300%	4/23/19	19,425	22,618
JPMorgan Chase & Co.	2.200%	10/22/19	10,000	9,960
JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,540
JPMorgan Chase Bank NA	6.000%	10/1/17	17,435	19,511
KeyBank NA	5.450%	3/3/16	4,500	4,754
KeyBank NA	1.100%	11/25/16	1,000	1,001
KeyBank NA	1.650%	2/1/18	4,950	4,952
KeyBank NA	2.500%	12/15/19	2,450	2,471
KeyCorp	2.300%	12/13/18	7,325	7,357
Lloyds Bank plc	4.875%	1/21/16	7,500	7,847
Lloyds Bank plc	4.200%	3/28/17	6,455	6,889
Lloyds Bank plc	2.300%	11/27/18	4,500	4,546
Lloyds Bank plc	2.350%	9/5/19	7,675	7,723
Manufacturers & Traders Trust Co.	1.400%	7/25/17	6,500	6,503
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,467
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,135
Manufacturers & Traders Trust Co.	2.300%	1/30/19	7,750	7,840
Manufacturers & Traders Trust Co.	2.250%	7/25/19	5,400	5,429
2 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,559
Morgan Stanley	1.750%	2/25/16	12,838	12,967
Morgan Stanley	3.800%	4/29/16	15,250	15,824
Morgan Stanley	5.750%	10/18/16	9,575	10,368
Morgan Stanley	5.450%	1/9/17	13,275	14,392

Morgan Stanley	4.750%	3/22/17	11,050	11,857
Morgan Stanley	5.550%	4/27/17	9,255	10,114
Morgan Stanley	6.250%	8/28/17	8,625	9,670
Morgan Stanley	5.950%	12/28/17	14,875	16,672
Morgan Stanley	6.625%	4/1/18	24,900	28,635
Morgan Stanley	2.125%	4/25/18	14,025	14,098
Morgan Stanley	2.500%	1/24/19	11,700	11,835
Morgan Stanley	7.300%	5/13/19	16,340	19,554
Morgan Stanley	2.375%	7/23/19	14,750	14,697
Morgan Stanley	5.625%	9/23/19	27,965	31,862
MUFG Union Bank NA	5.950%	5/11/16	3,550	3,792
MUFG Union Bank NA	1.500%	9/26/16	5,250	5,285
MUFG Union Bank NA	2.125%	6/16/17	5,925	6,020
MUFG Union Bank NA	2.625%	9/26/18	12,350	12,647
MUFG Union Bank NA	2.250%	5/6/19	2,700	2,704
Murray Street Investment Trust I	4.647%	3/9/17	11,688	12,478
National Australia Bank Ltd.	0.900%	1/20/16	4,325	4,342
National Australia Bank Ltd.	1.300%	7/25/16	2,000	2,017
National Australia Bank Ltd.	2.750%	3/9/17	6,750	6,992
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,787
National Bank of Canada	1.450%	11/7/17	6,650	6,618
National City Bank	5.800%	6/7/17	500	553
National City Corp.	6.875%	5/15/19	8,200	9,680
PNC Bank NA	0.800%	1/28/16	5,050	5,058
PNC Bank NA	1.300%	10/3/16	1,700	1,713
PNC Bank NA	1.150%	11/1/16	8,250	8,285
PNC Bank NA	5.250%	1/15/17	3,000	3,249
PNC Bank NA	1.125%	1/27/17	2,500	2,506
PNC Bank NA	4.875%	9/21/17	2,225	2,425
PNC Bank NA	1.500%	10/18/17	4,450	4,466
PNC Bank NA	6.000%	12/7/17	3,340	3,758
PNC Bank NA	2.200%	1/28/19	5,692	5,736
PNC Bank NA	2.250%	7/2/19	5,825	5,866
PNC Bank NA	2.400%	10/18/19	12,375	12,496
PNC Funding Corp.	2.700%	9/19/16	9,850	10,150
PNC Funding Corp.	5.625%	2/1/17	1,950	2,118
PNC Funding Corp.	6.700%	6/10/19	3,925	4,687
Regions Bank	7.500%	5/15/18	5,000	5,845
Regions Financial Corp.	2.000%	5/15/18	4,775	4,733
Royal Bank of Canada	2.625%	12/15/15	5,864	5,996
Royal Bank of Canada	0.850%	3/8/16	8,425	8,440
Royal Bank of Canada	2.875%	4/19/16	7,375	7,602
Royal Bank of Canada	2.300%	7/20/16	7,625	7,815
Royal Bank of Canada	1.450%	9/9/16	3,200	3,232
Royal Bank of Canada	1.200%	1/23/17	10,400	10,437
Royal Bank of Canada	1.250%	6/16/17	6,150	6,159
Royal Bank of Canada	1.400%	10/13/17	10,550	10,574
Royal Bank of Canada	1.500%	1/16/18	8,800	8,796
Royal Bank of Canada	2.200%	7/27/18	10,650	10,828
Royal Bank of Canada	2.150%	3/15/19	7,900	7,995
Royal Bank of Scotland Group plc	1.875%	3/31/17	5,800	5,820
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,536	9,989
Royal Bank of Scotland plc	4.375%	3/16/16	8,400	8,754
Santander Bank NA	8.750%	5/30/18	2,539	3,063
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,855
Santander Holdings USA Inc.	3.450%	8/27/18	5,200	5,418
Societe Generale SA	2.750%	10/12/17	9,750	10,059

Societe Generale SA	2.625%	10/1/18	2,900	2,962
State Street Bank & Trust Co.	5.250%	10/15/18	225	253
State Street Corp.	2.875%	3/7/16	8,710	8,957
State Street Corp.	4.956%	3/15/18	4,800	5,230
State Street Corp.	1.350%	5/15/18	5,950	5,891
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	3,575	3,579
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	4,050	4,079
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	4,700	4,709
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,500	4,480
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	7,275	7,284
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,359
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,263
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	10,475	10,594
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	7,695	7,678
SunTrust Bank	1.350%	2/15/17	4,775	4,787
SunTrust Bank	7.250%	3/15/18	2,250	2,604
SunTrust Banks Inc.	3.600%	4/15/16	8,975	9,296
SunTrust Banks Inc.	3.500%	1/20/17	2,450	2,565
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,794
SunTrust Banks Inc.	2.350%	11/1/18	7,634	7,706
SunTrust Banks Inc.	2.500%	5/1/19	3,600	3,632
Svenska Handelsbanken AB	3.125%	7/12/16	8,125	8,435
Svenska Handelsbanken AB	2.875%	4/4/17	7,875	8,193
Svenska Handelsbanken AB	1.625%	3/21/18	6,550	6,570
Svenska Handelsbanken AB	2.500%	1/25/19	8,175	8,399
Svenska Handelsbanken AB	2.250%	6/17/19	8,050	8,140
Synchrony Financial	1.875%	8/15/17	2,800	2,813
Synchrony Financial	3.000%	8/15/19	7,150	7,258
Toronto-Dominion Bank	2.500%	7/14/16	11,410	11,749
Toronto-Dominion Bank	2.375%	10/19/16	10,760	11,070
Toronto-Dominion Bank	1.125%	5/2/17	9,150	9,145
Toronto-Dominion Bank	1.400%	4/30/18	13,045	12,952
Toronto-Dominion Bank	2.625%	9/10/18	8,525	8,778
Toronto-Dominion Bank	2.125%	7/2/19	9,900	9,925
Toronto-Dominion Bank	2.250%	11/5/19	9,175	9,239
UBS AG	5.875%	7/15/16	13,900	14,973
UBS AG	7.375%	6/15/17	200	226
UBS AG	1.375%	8/14/17	5,075	5,061
UBS AG	5.875%	12/20/17	16,775	18,846
UBS AG	5.750%	4/25/18	11,575	13,059
UBS AG	2.375%	8/14/19	14,000	14,104
US Bancorp	3.442%	2/1/16	3,275	3,365
US Bancorp	2.200%	11/15/16	12,850	13,161
US Bancorp	1.650%	5/15/17	9,225	9,329
US Bancorp	1.950%	11/15/18	4,550	4,578
US Bancorp	2.200%	4/25/19	7,800	7,870
US Bank NA	1.100%	1/30/17	4,650	4,664
US Bank NA	1.375%	9/11/17	1,475	1,478
US Bank NA	2.125%	10/28/19	14,000	14,018
2 US Bank NA	3.778%	4/29/20	1,250	1,265
Vesey Street Investment Trust I	4.404%	9/1/16	3,828	4,042
Wachovia Bank NA	5.600%	3/15/16	2,323	2,468
Wachovia Bank NA	6.000%	11/15/17	9,400	10,642
Wachovia Corp.	5.625%	10/15/16	11,190	12,124
Wachovia Corp.	5.750%	6/15/17	13,925	15,464
Wachovia Corp.	5.750%	2/1/18	12,000	13,530
Wells Fargo & Co.	3.676%	6/15/16	18,380	19,185

Wells Fargo & Co.	1.250%	7/20/16	15,750	15,873
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,509
Wells Fargo & Co.	2.625%	12/15/16	9,900	10,218
Wells Fargo & Co.	2.100%	5/8/17	9,500	9,716
Wells Fargo & Co.	1.150%	6/2/17	6,000	5,994
Wells Fargo & Co.	1.400%	9/8/17	8,200	8,209
Wells Fargo & Co.	5.625%	12/11/17	17,726	19,856
Wells Fargo & Co.	1.500%	1/16/18	13,675	13,651
Wells Fargo & Co.	2.150%	1/15/19	7,725	7,790
Wells Fargo & Co.	2.125%	4/22/19	11,200	11,251
Wells Fargo Bank NA	5.750%	5/16/16	4,295	4,599
Westpac Banking Corp.	3.000%	12/9/15	3,350	3,439
Westpac Banking Corp.	0.950%	1/12/16	6,410	6,434
Westpac Banking Corp.	1.050%	11/25/16	9,032	9,035
Westpac Banking Corp.	1.200%	5/19/17	8,300	8,298
Westpac Banking Corp.	2.000%	8/14/17	7,264	7,385
Westpac Banking Corp.	1.500%	12/1/17	5,925	5,946
Westpac Banking Corp.	1.600%	1/12/18	6,560	6,524
Westpac Banking Corp.	2.250%	7/30/18	8,400	8,560
Westpac Banking Corp.	2.250%	1/17/19	8,525	8,643
Westpac Banking Corp.	4.875%	11/19/19	13,113	14,720

Brokerage (0.7%)
2 Ameriprise Financial Inc.	7.518%	6/1/66	2,200	2,368
BlackRock Inc.	6.250%	9/15/17	5,150	5,832
Charles Schwab Corp.	0.850%	12/4/15	1,200	1,205
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,216
Eaton Vance Corp.	6.500%	10/2/17	409	462
Franklin Resources Inc.	1.375%	9/15/17	3,050	3,065
IntercontinentalExchange Group Inc.	2.500%	10/15/18	3,525	3,599
Jefferies Group LLC	5.500%	3/15/16	2,000	2,110
Jefferies Group LLC	5.125%	4/13/18	5,492	5,967
Jefferies Group LLC	8.500%	7/15/19	4,305	5,309
Lazard Group LLC	6.850%	6/15/17	2,600	2,922
Legg Mason Inc.	2.700%	7/15/19	3,495	3,532
Leucadia National Corp.	8.125%	9/15/15	1,969	2,074
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	547
Nomura Holdings Inc.	4.125%	1/19/16	9,043	9,347
Nomura Holdings Inc.	2.000%	9/13/16	8,325	8,415
Nomura Holdings Inc.	2.750%	3/19/19	6,250	6,326
NYSE Euronext	2.000%	10/5/17	7,850	7,978
Raymond James Financial Inc.	4.250%	4/15/16	300	312
Raymond James Financial Inc.	8.600%	8/15/19	2,000	2,503

Finance Companies (2.7%)
Air Lease Corp.	4.500%	1/15/16	2,550	2,626
Air Lease Corp.	5.625%	4/1/17	7,175	7,740
Air Lease Corp.	2.125%	1/15/18	3,150	3,118
Air Lease Corp.	3.375%	1/15/19	4,925	5,017
Ares Capital Corp.	4.875%	11/30/18	4,800	5,063
Fifth Street Finance Corp.	4.875%	3/1/19	1,750	1,819
FS Investment Corp.	4.000%	7/15/19	3,800	3,831
GATX Corp.	4.750%	5/15/15	170	173
GATX Corp.	3.500%	7/15/16	2,375	2,466
GATX Corp.	1.250%	3/4/17	2,650	2,639
GATX Corp.	2.375%	7/30/18	1,575	1,594
GATX Corp.	2.500%	7/30/19	1,575	1,575

GATX Corp.	2.600%	3/30/20	1,150	1,141
2 GE Capital Trust I	6.375%	11/15/67	5,275	5,671
General Electric Capital Corp.	1.000%	12/11/15	6,369	6,406
General Electric Capital Corp.	1.000%	1/8/16	9,031	9,076
General Electric Capital Corp.	5.000%	1/8/16	7,791	8,170
General Electric Capital Corp.	2.950%	5/9/16	12,225	12,640
General Electric Capital Corp.	1.500%	7/12/16	8,775	8,882
General Electric Capital Corp.	3.350%	10/17/16	7,950	8,322
General Electric Capital Corp.	5.375%	10/20/16	2,000	2,168
General Electric Capital Corp.	2.900%	1/9/17	10,904	11,326
General Electric Capital Corp.	5.400%	2/15/17	10,086	11,047
General Electric Capital Corp.	2.450%	3/15/17	3,100	3,200
General Electric Capital Corp.	2.300%	4/27/17	15,111	15,546
General Electric Capital Corp.	1.250%	5/15/17	6,250	6,279
General Electric Capital Corp.	5.625%	9/15/17	19,490	21,775
General Electric Capital Corp.	1.600%	11/20/17	7,650	7,728
General Electric Capital Corp.	1.625%	4/2/18	9,325	9,376
General Electric Capital Corp.	5.625%	5/1/18	25,552	28,956
General Electric Capital Corp.	2.300%	1/14/19	6,225	6,359
General Electric Capital Corp.	6.000%	8/7/19	12,451	14,557
2 General Electric Capital Corp.	6.375%	11/15/67	10,950	11,758
2 HSBC Finance Capital Trust IX	5.911%	11/30/35	6,500	6,630
HSBC Finance Corp.	5.500%	1/19/16	13,587	14,289
3 International Lease Finance Corp.	6.750%	9/1/16	8,070	8,655
3 International Lease Finance Corp.	7.125%	9/1/18	8,050	9,117
Prospect Capital Corp.	5.000%	7/15/19	1,900	1,971

Insurance (3.8%)
ACE INA Holdings Inc.	5.700%	2/15/17	400	440
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,830
ACE INA Holdings Inc.	5.900%	6/15/19	3,425	3,969
Aegon NV	4.625%	12/1/15	3,275	3,402
Aetna Inc.	1.750%	5/15/17	600	606
Aetna Inc.	1.500%	11/15/17	3,410	3,403
Aetna Inc.	6.500%	9/15/18	2,725	3,161
Aetna Inc.	2.200%	3/15/19	5,500	5,510
Aflac Inc.	2.650%	2/15/17	4,425	4,572
Aflac Inc.	8.500%	5/15/19	3,425	4,330
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,777	3,052
2 Allstate Corp.	6.125%	5/15/67	4,409	4,696
American Financial Group Inc.	9.875%	6/15/19	2,015	2,611
American International Group Inc.	5.600%	10/18/16	3,883	4,198
American International Group Inc.	5.450%	5/18/17	6,975	7,653
American International Group Inc.	5.850%	1/16/18	15,355	17,309
American International Group Inc.	2.300%	7/16/19	5,700	5,736
Anthem Inc.	2.375%	2/15/17	3,511	3,594
Anthem Inc.	5.875%	6/15/17	4,700	5,202
Anthem Inc.	1.875%	1/15/18	3,375	3,376
Anthem Inc.	2.300%	7/15/18	3,000	3,034
Anthem Inc.	2.250%	8/15/19	4,765	4,742
Aon Corp.	3.125%	5/27/16	5,145	5,294
Assurant Inc.	2.500%	3/15/18	1,200	1,214
AXIS Specialty Finance plc	2.650%	4/1/19	1,400	1,411
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	2,650	2,667
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	10,844	10,975
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	6,238	6,207
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,200	12,632

Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,515
Berkshire Hathaway Inc.	0.800%	2/11/16	1,825	1,832
Berkshire Hathaway Inc.	2.200%	8/15/16	2,600	2,665
Berkshire Hathaway Inc.	1.900%	1/31/17	9,642	9,839
Berkshire Hathaway Inc.	1.550%	2/9/18	5,075	5,098
Berkshire Hathaway Inc.	2.100%	8/14/19	2,000	2,017
Chubb Corp.	5.750%	5/15/18	3,805	4,331
2 Chubb Corp.	6.375%	3/29/67	6,200	6,727
Cigna Corp.	2.750%	11/15/16	9,473	9,776
Cigna Corp.	8.500%	5/1/19	1,425	1,784
CNA Financial Corp.	6.500%	8/15/16	2,800	3,049
CNA Financial Corp.	7.350%	11/15/19	1,875	2,267
Coventry Health Care Inc.	5.950%	3/15/17	4,355	4,800
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,425	2,637
Hartford Financial Services Group Inc.	4.000%	10/15/17	500	536
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,853	4,387
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,520	2,882
HCC Insurance Holdings Inc.	6.300%	11/15/19	2,000	2,320
Humana Inc.	7.200%	6/15/18	3,850	4,509
Humana Inc.	6.300%	8/1/18	785	899
Humana Inc.	2.625%	10/1/19	1,625	1,632
Kemper Corp.	6.000%	11/30/15	200	209
Kemper Corp.	6.000%	5/15/17	3,425	3,740
2 Lincoln National Corp.	7.000%	5/17/66	6,125	6,278
2 Lincoln National Corp.	6.050%	4/20/67	5,500	5,521
Loews Corp.	5.250%	3/15/16	2,525	2,668
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,262
Markel Corp.	7.125%	9/30/19	2,617	3,133
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,480
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,179
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,750	1,764
MetLife Inc.	6.750%	6/1/16	5,997	6,520
MetLife Inc.	1.756%	12/15/17	8,075	8,150
MetLife Inc.	1.903%	12/15/17	2,600	2,629
MetLife Inc.	6.817%	8/15/18	6,140	7,210
MetLife Inc.	7.717%	2/15/19	5,870	7,190
Principal Financial Group Inc.	1.850%	11/15/17	1,625	1,635
Principal Financial Group Inc.	8.875%	5/15/19	2,075	2,631
2 Progressive Corp.	6.700%	6/15/67	4,217	4,575
Protective Life Corp.	7.375%	10/15/19	1,400	1,707
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,828
Prudential Financial Inc.	3.000%	5/12/16	5,800	5,977
Prudential Financial Inc.	6.000%	12/1/17	7,746	8,722
Prudential Financial Inc.	2.300%	8/15/18	2,675	2,715
Prudential Financial Inc.	7.375%	6/15/19	4,375	5,312
2 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,463
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,633
Reinsurance Group of America Inc.	6.450%	11/15/19	2,400	2,812
2 Reinsurance Group of America Inc.	6.750%	12/15/65	2,900	2,969
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,557
Torchmark Corp.	6.375%	6/15/16	1,500	1,621
Torchmark Corp.	9.250%	6/15/19	1,000	1,283
Transatlantic Holdings Inc.	5.750%	12/14/15	1,552	1,631
Travelers Cos. Inc.	5.500%	12/1/15	1,840	1,932
Travelers Cos. Inc.	6.250%	6/20/16	2,390	2,594
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,480
Travelers Cos. Inc.	5.800%	5/15/18	3,650	4,164

Travelers Cos. Inc.	5.900%	6/2/19	3,415	3,992
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,760
UnitedHealth Group Inc.	1.875%	11/15/16	2,625	2,677
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,119
UnitedHealth Group Inc.	6.000%	2/15/18	8,234	9,366
UnitedHealth Group Inc.	1.625%	3/15/19	1,950	1,925
Unum Group	7.125%	9/30/16	1,720	1,903
Voya Financial Inc.	2.900%	2/15/18	6,500	6,680
Willis Group Holdings plc	4.125%	3/15/16	4,000	4,141
Willis North America Inc.	6.200%	3/28/17	245	267
WR Berkley Corp.	7.375%	9/15/19	950	1,149
2 XL Group plc	6.500%	10/29/49	5,000	4,825
XLIT Ltd.	2.300%	12/15/18	5,850	5,877

Other Finance (0.1%)
ORIX Corp.	5.000%	1/12/16	4,775	4,975
ORIX Corp.	3.750%	3/9/17	3,050	3,185
XTRA Finance Corp.	5.150%	4/1/17	2,500	2,720

Real Estate Investment Trusts (1.9%)
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	7,200	6,913
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	5,500	5,208
AvalonBay Communities Inc.	5.750%	9/15/16	500	543
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,468
BioMed Realty LP	3.850%	4/15/16	1,960	2,027
BioMed Realty LP	2.625%	5/1/19	2,000	2,004
Boston Properties LP	3.700%	11/15/18	4,415	4,696
Boston Properties LP	5.875%	10/15/19	5,509	6,357
Brandywine Operating Partnership LP	5.700%	5/1/17	5,900	6,423
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,488
DDR Corp.	7.500%	4/1/17	4,200	4,746
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,536
Duke Realty LP	5.950%	2/15/17	7,500	8,212
Duke Realty LP	8.250%	8/15/19	550	686
Equity CommonWealth	6.250%	6/15/17	1,000	1,079
Equity CommonWealth	6.650%	1/15/18	1,000	1,103
ERP Operating LP	5.125%	3/15/16	6,125	6,457
ERP Operating LP	5.375%	8/1/16	1,000	1,072
ERP Operating LP	5.750%	6/15/17	3,725	4,132
ERP Operating LP	2.375%	7/1/19	2,000	2,009
Essex Portfolio LP	5.500%	3/15/17	1,625	1,776
HCP Inc.	3.750%	2/1/16	5,325	5,501
HCP Inc.	6.000%	1/30/17	3,100	3,410
HCP Inc.	6.700%	1/30/18	8,345	9,604
HCP Inc.	3.750%	2/1/19	1,700	1,798
Health Care REIT Inc.	3.625%	3/15/16	4,325	4,473
Health Care REIT Inc.	6.200%	6/1/16	2,175	2,342
Health Care REIT Inc.	4.700%	9/15/17	4,800	5,199
Health Care REIT Inc.	2.250%	3/15/18	3,027	3,064
Health Care REIT Inc.	4.125%	4/1/19	2,100	2,251
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,167	2,388
Highwoods Realty LP	5.850%	3/15/17	1,300	1,422
Hospitality Properties Trust	5.625%	3/15/17	975	1,053
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,373
Kilroy Realty LP	4.800%	7/15/18	2,325	2,531

Kimco Realty Corp.	5.783%	3/15/16	1,100	1,167
Kimco Realty Corp.	5.700%	5/1/17	2,100	2,310
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,297
Kimco Realty Corp.	6.875%	10/1/19	1,425	1,705
Liberty Property LP	5.125%	3/2/15	2,350	2,376
Liberty Property LP	5.500%	12/15/16	113	122
Liberty Property LP	6.625%	10/1/17	725	820
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,010
Mack-Cali Realty LP	7.750%	8/15/19	1,950	2,333
ProLogis LP	4.500%	8/15/17	2,125	2,284
ProLogis LP	2.750%	2/15/19	700	714
Realty Income Corp.	5.950%	9/15/16	1,900	2,060
Realty Income Corp.	2.000%	1/31/18	2,375	2,391
Realty Income Corp.	6.750%	8/15/19	3,110	3,685
Regency Centers LP	5.250%	8/1/15	1,750	1,801
Regency Centers LP	5.875%	6/15/17	450	497
Senior Housing Properties Trust	4.300%	1/15/16	845	866
Senior Housing Properties Trust	3.250%	5/1/19	3,975	4,026
Simon Property Group LP	5.750%	12/1/15	2,100	2,181
Simon Property Group LP	5.250%	12/1/16	3,250	3,489
Simon Property Group LP	2.800%	1/30/17	3,225	3,336
Simon Property Group LP	2.150%	9/15/17	4,925	5,038
Simon Property Group LP	6.125%	5/30/18	8,775	10,119
Simon Property Group LP	2.200%	2/1/19	6,800	6,877
Simon Property Group LP	10.350%	4/1/19	2,800	3,702
Tanger Properties LP	6.150%	11/15/15	2,000	2,105
UDR Inc.	4.250%	6/1/18	1,000	1,075
Ventas Realty LP	1.550%	9/26/16	2,930	2,951
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	5,125	5,156
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,275	3,496
Vornado Realty LP	2.500%	6/30/19	1,825	1,826
				4,447,059
Industrial (50.0%)
Basic Industry (3.8%)
Agrium Inc.	6.750%	1/15/19	3,424	4,008
Air Products & Chemicals Inc.	2.000%	8/2/16	2,175	2,215
Air Products & Chemicals Inc.	1.200%	10/15/17	1,925	1,913
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,218
Airgas Inc.	3.250%	10/1/15	950	968
Airgas Inc.	2.950%	6/15/16	500	513
Airgas Inc.	1.650%	2/15/18	1,850	1,838
Albemarle Corp.	3.000%	12/1/19	825	830
Barrick Gold Corp.	6.950%	4/1/19	8,184	9,412
Barrick North America Finance LLC	6.800%	9/15/18	4,296	4,868
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,625	5,729
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,503	11,651
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	514	563
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	7,406	7,477
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,475	14,791
Cabot Corp.	2.550%	1/15/18	1,125	1,140
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,303
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,726
CF Industries Inc.	6.875%	5/1/18	9,125	10,494
Domtar Corp.	10.750%	6/1/17	1,775	2,147
Dow Chemical Co.	2.500%	2/15/16	6,460	6,591
Dow Chemical Co.	5.700%	5/15/18	2,755	3,097
Dow Chemical Co.	8.550%	5/15/19	12,900	16,231

Eastman Chemical Co.	3.000%	12/15/15	250	256
Eastman Chemical Co.	2.400%	6/1/17	10,050	10,241
Ecolab Inc.	3.000%	12/8/16	6,250	6,478
Ecolab Inc.	1.450%	12/8/17	3,668	3,660
EI du Pont de Nemours & Co.	4.750%	3/15/15	375	380
EI du Pont de Nemours & Co.	1.950%	1/15/16	3,175	3,224
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,400	5,553
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,752	2,992
EI du Pont de Nemours & Co.	6.000%	7/15/18	9,001	10,337
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	5,820	5,870
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	11,795	11,861
Georgia-Pacific LLC	7.700%	6/15/15	750	778
Glencore Canada Corp.	5.500%	6/15/17	900	975
Goldcorp Inc.	2.125%	3/15/18	5,145	5,120
International Paper Co.	5.250%	4/1/16	720	761
International Paper Co.	7.950%	6/15/18	11,400	13,515
Lubrizol Corp.	8.875%	2/1/19	3,088	3,909
LyondellBasell Industries NV	5.000%	4/15/19	14,100	15,541
MeadWestvaco Corp.	7.375%	9/1/19	750	894
Monsanto Co.	2.750%	4/15/16	3,437	3,529
Monsanto Co.	1.150%	6/30/17	3,000	2,994
Monsanto Co.	5.125%	4/15/18	2,027	2,256
Monsanto Co.	1.850%	11/15/18	535	535
Monsanto Co.	2.125%	7/15/19	6,450	6,450
Newmont Mining Corp.	5.125%	10/1/19	5,806	6,287
Nucor Corp.	5.750%	12/1/17	3,450	3,837
Nucor Corp.	5.850%	6/1/18	5,068	5,722
Plains Exploration & Production Co.	6.125%	6/15/19	2,012	2,196
Plum Creek Timberlands LP	5.875%	11/15/15	2,725	2,845
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	3,940	4,139
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,006
PPG Industries Inc.	6.650%	3/15/18	3,322	3,830
PPG Industries Inc.	2.300%	11/15/19	8,000	8,005
Praxair Inc.	0.750%	2/21/16	3,600	3,608
Praxair Inc.	5.200%	3/15/17	2,125	2,324
Praxair Inc.	1.050%	11/7/17	1,675	1,667
Praxair Inc.	1.250%	11/7/18	4,800	4,719
Praxair Inc.	4.500%	8/15/19	4,675	5,189
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	917	937
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,756	3,836
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,918	18,333
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,760	13,783
Rio Tinto Finance USA plc	1.375%	6/17/16	3,600	3,618
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,590
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,515
Rio Tinto Finance USA plc	2.250%	12/14/18	6,130	6,153
Rock-Tenn Co.	4.450%	3/1/19	5,000	5,348
Rohm & Haas Co.	6.000%	9/15/17	1,756	1,965
RPM International Inc.	6.500%	2/15/18	1,500	1,705
RPM International Inc.	6.125%	10/15/19	3,000	3,444
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,187
Teck Resources Ltd.	3.150%	1/15/17	5,600	5,766
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,010
Teck Resources Ltd.	2.500%	2/1/18	3,341	3,326
Teck Resources Ltd.	3.000%	3/1/19	2,171	2,171
Vale Overseas Ltd.	6.250%	1/11/16	8,800	9,236
Vale Overseas Ltd.	6.250%	1/23/17	7,150	7,776

Vale Overseas Ltd.	5.625%	9/15/19	5,175	5,739
Valspar Corp.	7.250%	6/15/19	800	945

Capital Goods (4.6%)
3M Co.	1.375%	9/29/16	3,542	3,589
3M Co.	1.000%	6/26/17	5,445	5,444
3M Co.	1.625%	6/15/19	3,950	3,915
ABB Finance USA Inc.	1.625%	5/8/17	600	604
Bemis Co. Inc.	6.800%	8/1/19	2,800	3,326
Boeing Capital Corp.	2.125%	8/15/16	5,390	5,516
Boeing Capital Corp.	2.900%	8/15/18	850	887
Boeing Capital Corp.	4.700%	10/27/19	3,684	4,154
Boeing Co.	3.750%	11/20/16	1,848	1,956
Boeing Co.	0.950%	5/15/18	6,410	6,310
Boeing Co.	6.000%	3/15/19	1,500	1,745
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,525	3,625
Caterpillar Financial Services Corp.	2.050%	8/1/16	9,375	9,578
Caterpillar Financial Services Corp.	1.350%	9/6/16	3,640	3,676
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,011
Caterpillar Financial Services Corp.	1.000%	3/3/17	9,417	9,411
Caterpillar Financial Services Corp.	1.625%	6/1/17	2,699	2,732
Caterpillar Financial Services Corp.	1.250%	8/18/17	3,600	3,604
Caterpillar Financial Services Corp.	1.250%	11/6/17	9,457	9,449
Caterpillar Financial Services Corp.	1.300%	3/1/18	2,250	2,232
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,000	1,123
Caterpillar Financial Services Corp.	2.450%	9/6/18	3,600	3,693
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,748
Caterpillar Financial Services Corp.	7.150%	2/15/19	6,637	7,996
Caterpillar Financial Services Corp.	2.100%	6/9/19	3,150	3,172
Caterpillar Financial Services Corp.	2.250%	12/1/19	750	754
Caterpillar Inc.	5.700%	8/15/16	3,075	3,336
Caterpillar Inc.	1.500%	6/26/17	6,541	6,592
Caterpillar Inc.	7.900%	12/15/18	7,345	9,053
Cooper US Inc.	2.375%	1/15/16	550	560
Cooper US Inc.	6.100%	7/1/17	1,800	1,999
Crane Co.	2.750%	12/15/18	2,400	2,444
CRH America Inc.	4.125%	1/15/16	1,250	1,294
CRH America Inc.	6.000%	9/30/16	10,052	10,898
CRH America Inc.	8.125%	7/15/18	2,000	2,407
Danaher Corp.	2.300%	6/23/16	3,100	3,178
Danaher Corp.	5.625%	1/15/18	6,425	7,244
Danaher Corp.	5.400%	3/1/19	5,725	6,499
Deere & Co.	4.375%	10/16/19	2,925	3,232
Dover Corp.	4.875%	10/15/15	175	182
Dover Corp.	5.450%	3/15/18	900	1,011
Eaton Corp.	5.300%	3/15/17	2,300	2,505
Eaton Corp.	1.500%	11/2/17	6,625	6,629
Eaton Corp.	5.600%	5/15/18	5,075	5,696
Eaton Corp.	6.950%	3/20/19	75	89
Emerson Electric Co.	5.125%	12/1/16	375	407
Emerson Electric Co.	5.375%	10/15/17	5,000	5,562
Emerson Electric Co.	5.250%	10/15/18	2,950	3,348
Emerson Electric Co.	4.875%	10/15/19	2,310	2,592
Exelis Inc.	4.250%	10/1/16	1,100	1,149
General Dynamics Corp.	1.000%	11/15/17	7,950	7,906
General Electric Co.	5.250%	12/6/17	29,950	33,260
Honeywell International Inc.	5.400%	3/15/16	3,200	3,401

Honeywell International Inc.	5.300%	3/15/17	3,375	3,703
Honeywell International Inc.	5.300%	3/1/18	11,350	12,723
Honeywell International Inc.	5.000%	2/15/19	3,675	4,176
Illinois Tool Works Inc.	1.950%	3/1/19	8,175	8,236
Illinois Tool Works Inc.	6.250%	4/1/19	2,375	2,799
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,874	8,027
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,725	2,798
John Deere Capital Corp.	0.750%	1/22/16	1,150	1,153
John Deere Capital Corp.	2.250%	6/7/16	3,765	3,859
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,367
John Deere Capital Corp.	1.050%	10/11/16	3,005	3,022
John Deere Capital Corp.	1.050%	12/15/16	1,693	1,700
John Deere Capital Corp.	2.000%	1/13/17	4,925	5,028
John Deere Capital Corp.	1.400%	3/15/17	2,364	2,384
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,849
John Deere Capital Corp.	1.125%	6/12/17	4,000	4,001
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,791
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,606
John Deere Capital Corp.	1.300%	3/12/18	4,330	4,303
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,609
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,264
John Deere Capital Corp.	1.950%	12/13/18	6,758	6,793
John Deere Capital Corp.	1.950%	3/4/19	6,300	6,301
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,387
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,520
Joy Global Inc.	6.000%	11/15/16	1,185	1,295
Kennametal Inc.	2.650%	11/1/19	2,550	2,590
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,648
L-3 Communications Corp.	1.500%	5/28/17	1,200	1,194
L-3 Communications Corp.	5.200%	10/15/19	6,225	6,928
Lockheed Martin Corp.	7.650%	5/1/16	4,493	4,935
Lockheed Martin Corp.	2.125%	9/15/16	4,575	4,674
Lockheed Martin Corp.	4.250%	11/15/19	3,250	3,565
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,482
Mohawk Industries Inc.	6.125%	1/15/16	4,974	5,230
Northrop Grumman Corp.	1.750%	6/1/18	5,175	5,151
Northrop Grumman Corp.	5.050%	8/1/19	1,175	1,312
Owens Corning	6.500%	12/1/16	197	218
Owens Corning	9.000%	6/15/19	62	76
Pentair Finance SA	1.350%	12/1/15	1,500	1,505
Pentair Finance SA	1.875%	9/15/17	2,770	2,788
Precision Castparts Corp.	0.700%	12/20/15	3,225	3,231
Precision Castparts Corp.	1.250%	1/15/18	10,465	10,390
Raytheon Co.	6.400%	12/15/18	3,066	3,592
Republic Services Inc.	3.800%	5/15/18	5,721	6,089
Republic Services Inc.	5.500%	9/15/19	2,775	3,162
Rockwell Automation Inc.	5.650%	12/1/17	500	559
Rockwell Collins Inc.	5.250%	7/15/19	650	734
Roper Industries Inc.	1.850%	11/15/17	3,825	3,861
Roper Industries Inc.	2.050%	10/1/18	7,228	7,208
Roper Industries Inc.	6.250%	9/1/19	1,100	1,285
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,500	2,700
Textron Inc.	4.625%	9/21/16	2,000	2,125
Textron Inc.	5.600%	12/1/17	2,275	2,520
Textron Inc.	7.250%	10/1/19	1,250	1,498
Tyco International Finance SA	8.500%	1/15/19	2,000	2,438
United Technologies Corp.	1.800%	6/1/17	13,350	13,596

United Technologies Corp.	5.375%	12/15/17	7,067	7,925
United Technologies Corp.	6.125%	2/1/19	5,325	6,205
Waste Management Inc.	2.600%	9/1/16	5,021	5,159
Waste Management Inc.	6.100%	3/15/18	4,850	5,507
Waste Management Inc.	7.375%	3/11/19	2,300	2,780
Xylem Inc.	3.550%	9/20/16	3,780	3,940

Communication (7.3%)
21st Century Fox America Inc.	7.250%	5/18/18	500	591
21st Century Fox America Inc.	8.250%	8/10/18	3,275	4,016
21st Century Fox America Inc.	6.900%	3/1/19	5,825	6,901
America Movil SAB de CV	2.375%	9/8/16	10,125	10,355
America Movil SAB de CV	5.625%	11/15/17	3,525	3,940
America Movil SAB de CV	5.000%	10/16/19	7,025	7,872
American Tower Corp.	7.000%	10/15/17	4,606	5,217
American Tower Corp.	4.500%	1/15/18	6,590	7,041
American Tower Corp.	3.400%	2/15/19	6,675	6,839
AT&T Inc.	0.800%	12/1/15	6,200	6,212
AT&T Inc.	0.900%	2/12/16	8,194	8,211
AT&T Inc.	2.950%	5/15/16	14,572	15,002
AT&T Inc.	2.400%	8/15/16	9,200	9,419
AT&T Inc.	1.600%	2/15/17	7,000	7,064
AT&T Inc.	1.700%	6/1/17	7,261	7,320
AT&T Inc.	1.400%	12/1/17	12,600	12,534
AT&T Inc.	5.500%	2/1/18	17,315	19,260
AT&T Inc.	5.600%	5/15/18	4,350	4,882
AT&T Inc.	2.375%	11/27/18	8,550	8,680
AT&T Inc.	5.800%	2/15/19	10,750	12,305
AT&T Inc.	2.300%	3/11/19	11,825	11,879
British Telecommunications plc	1.625%	6/28/16	2,800	2,824
British Telecommunications plc	1.250%	2/14/17	3,265	3,257
British Telecommunications plc	5.950%	1/15/18	7,340	8,245
British Telecommunications plc	2.350%	2/14/19	5,275	5,294
CBS Corp.	1.950%	7/1/17	4,325	4,367
CBS Corp.	4.625%	5/15/18	1,025	1,112
CBS Corp.	2.300%	8/15/19	4,500	4,489
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	8,175	8,285
Comcast Cable Communications LLC	8.875%	5/1/17	3,600	4,251
Comcast Corp.	5.900%	3/15/16	8,950	9,542
Comcast Corp.	4.950%	6/15/16	6,775	7,202
Comcast Corp.	6.500%	1/15/17	7,499	8,349
Comcast Corp.	6.300%	11/15/17	3,725	4,247
Comcast Corp.	5.875%	2/15/18	7,140	8,094
Comcast Corp.	5.700%	5/15/18	9,875	11,201
Comcast Corp.	5.700%	7/1/19	5,190	6,007
COX Communications Inc.	5.500%	10/1/15	2,825	2,938
Deutsche Telekom International Finance BV	5.750%	3/23/16	9,350	9,918
Deutsche Telekom International Finance BV	6.750%	8/20/18	2,900	3,401
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,525	4,094
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	3,575	3,669
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	8,475	8,741
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	12,040	12,315

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	4,700	4,691
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,243	6,044
Discovery Communications LLC	5.625%	8/15/19	3,035	3,446
Embarq Corp.	7.082%	6/1/16	11,000	11,866
Graham Holdings Co.	7.250%	2/1/19	1,675	1,930
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,651
Historic TW Inc.	6.875%	6/15/18	6,514	7,583
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,807
McGraw Hill Financial Inc.	5.900%	11/15/17	1,977	2,172
Moody's Corp.	2.750%	7/15/19	3,325	3,370
NBCUniversal Media LLC	2.875%	4/1/16	6,151	6,327
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,226
Omnicom Group Inc.	5.900%	4/15/16	12,110	12,895
Omnicom Group Inc.	6.250%	7/15/19	2,275	2,655
Orange SA	2.750%	9/14/16	5,900	6,064
Orange SA	2.750%	2/6/19	6,800	6,957
Orange SA	5.375%	7/8/19	7,030	7,948
Qwest Corp.	8.375%	5/1/16	1,925	2,112
Qwest Corp.	6.500%	6/1/17	2,250	2,489
Reed Elsevier Capital Inc.	8.625%	1/15/19	850	1,049
Rogers Communications Inc.	6.800%	8/15/18	11,275	13,184
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,402
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,375	3,408
Telefonica Emisiones SAU	3.992%	2/16/16	17,000	17,614
Telefonica Emisiones SAU	6.421%	6/20/16	9,150	9,872
Telefonica Emisiones SAU	6.221%	7/3/17	2,250	2,504
Telefonica Emisiones SAU	3.192%	4/27/18	8,750	9,094
Telefonica Emisiones SAU	5.877%	7/15/19	1,850	2,133
Thomson Reuters Corp.	1.300%	2/23/17	4,050	4,046
Thomson Reuters Corp.	1.650%	9/29/17	2,525	2,520
Thomson Reuters Corp.	6.500%	7/15/18	8,850	10,184
Thomson Reuters Corp.	4.700%	10/15/19	4,575	4,986
Time Warner Cable Inc.	5.850%	5/1/17	8,750	9,630
Time Warner Cable Inc.	6.750%	7/1/18	13,771	15,989
Time Warner Cable Inc.	8.750%	2/14/19	16,775	21,036
Time Warner Cable Inc.	8.250%	4/1/19	10,550	13,044
Time Warner Cos. Inc.	7.250%	10/15/17	468	541
Time Warner Inc.	5.875%	11/15/16	6,250	6,806
Time Warner Inc.	2.100%	6/1/19	3,650	3,613
Verizon Communications Inc.	2.500%	9/15/16	8,517	8,754
Verizon Communications Inc.	2.000%	11/1/16	8,972	9,130
Verizon Communications Inc.	1.350%	6/9/17	11,900	11,906
Verizon Communications Inc.	1.100%	11/1/17	5,000	4,953
Verizon Communications Inc.	5.500%	2/15/18	4,750	5,320
Verizon Communications Inc.	6.100%	4/15/18	6,982	7,962
Verizon Communications Inc.	3.650%	9/14/18	24,818	26,323
Verizon Communications Inc.	6.350%	4/1/19	14,275	16,671
Verizon Communications Inc.	2.550%	6/17/19	3,750	3,817
Viacom Inc.	6.250%	4/30/16	3,050	3,274
Viacom Inc.	2.500%	12/15/16	3,500	3,584
Viacom Inc.	3.500%	4/1/17	2,775	2,907
Viacom Inc.	6.125%	10/5/17	4,800	5,392
Viacom Inc.	2.500%	9/1/18	4,655	4,717
Viacom Inc.	2.200%	4/1/19	4,100	4,057
Viacom Inc.	5.625%	9/15/19	2,500	2,849

Vodafone Group plc	5.625%	2/27/17	9,790	10,689
Vodafone Group plc	1.625%	3/20/17	3,925	3,941
Vodafone Group plc	1.250%	9/26/17	10,215	10,100
Vodafone Group plc	1.500%	2/19/18	5,350	5,337
Vodafone Group plc	4.625%	7/15/18	3,325	3,628
Vodafone Group plc	5.450%	6/10/19	8,870	10,068
Walt Disney Co.	0.450%	12/1/15	2,200	2,203
Walt Disney Co.	1.350%	8/16/16	8,428	8,531
Walt Disney Co.	5.625%	9/15/16	4,500	4,892
Walt Disney Co.	1.125%	2/15/17	3,200	3,214
Walt Disney Co.	0.875%	5/30/17	2,050	2,041
Walt Disney Co.	6.000%	7/17/17	2,459	2,767
Walt Disney Co.	1.100%	12/1/17	9,495	9,453
Walt Disney Co.	5.875%	12/15/17	3,700	4,198
Walt Disney Co.	1.850%	5/30/19	2,050	2,041

Consumer Cyclical (6.1%)
3 Alibaba Group Holding Ltd.	1.625%	11/28/17	7,000	7,013
3 Alibaba Group Holding Ltd.	2.500%	11/28/19	14,600	14,566
Amazon.com Inc.	1.200%	11/29/17	6,400	6,359
American Honda Finance Corp.	1.125%	10/7/16	5,050	5,085
American Honda Finance Corp.	1.200%	7/14/17	1,900	1,898
American Honda Finance Corp.	2.125%	10/10/18	7,250	7,338
American Honda Finance Corp.	2.250%	8/15/19	7,900	7,965
AutoNation Inc.	6.750%	4/15/18	2,325	2,624
AutoZone Inc.	5.500%	11/15/15	2,821	2,947
AutoZone Inc.	1.300%	1/13/17	3,000	2,999
AutoZone Inc.	7.125%	8/1/18	1,325	1,556
Brinker International Inc.	2.600%	5/15/18	3,016	3,043
Carnival Corp.	1.200%	2/5/16	1,425	1,425
Carnival Corp.	1.875%	12/15/17	5,375	5,379
3 CDK Global Inc.	3.300%	10/15/19	1,500	1,502
Costco Wholesale Corp.	0.650%	12/7/15	4,869	4,886
Costco Wholesale Corp.	5.500%	3/15/17	7,150	7,893
Costco Wholesale Corp.	1.125%	12/15/17	8,000	7,977
CVS Health Corp.	6.125%	8/15/16	1,055	1,145
CVS Health Corp.	1.200%	12/5/16	5,050	5,065
CVS Health Corp.	5.750%	6/1/17	7,778	8,617
CVS Health Corp.	2.250%	12/5/18	11,507	11,650
CVS Health Corp.	2.250%	8/12/19	6,500	6,495
Darden Restaurants Inc.	6.450%	10/15/17	1,230	1,362
Dollar General Corp.	4.125%	7/15/17	4,000	4,157
Dollar General Corp.	1.875%	4/15/18	2,150	2,086
eBay Inc.	1.350%	7/15/17	5,750	5,721
eBay Inc.	2.200%	8/1/19	7,000	6,955
Expedia Inc.	7.456%	8/15/18	6,775	7,968
Ford Motor Co.	6.500%	8/1/18	50	57
Ford Motor Credit Co. LLC	2.500%	1/15/16	4,500	4,573
Ford Motor Credit Co. LLC	4.207%	4/15/16	7,440	7,744
Ford Motor Credit Co. LLC	1.700%	5/9/16	5,282	5,321
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,970	9,339
Ford Motor Credit Co. LLC	8.000%	12/15/16	11,725	13,219
Ford Motor Credit Co. LLC	4.250%	2/3/17	4,075	4,301
Ford Motor Credit Co. LLC	3.000%	6/12/17	13,260	13,661
Ford Motor Credit Co. LLC	6.625%	8/15/17	8,512	9,568
Ford Motor Credit Co. LLC	1.724%	12/6/17	5,200	5,169
Ford Motor Credit Co. LLC	2.375%	1/16/18	13,321	13,493

Ford Motor Credit Co. LLC	5.000%	5/15/18	16,805	18,374
Ford Motor Credit Co. LLC	2.875%	10/1/18	7,780	7,970
Ford Motor Credit Co. LLC	2.375%	3/12/19	15,450	15,430
Ford Motor Credit Co. LLC	2.597%	11/4/19	5,700	5,713
Home Depot Inc.	5.400%	3/1/16	19,418	20,583
Home Depot Inc.	2.250%	9/10/18	8,915	9,121
Home Depot Inc.	2.000%	6/15/19	4,300	4,312
Hyatt Hotels Corp.	3.875%	8/15/16	400	417
International Game Technology	7.500%	6/15/19	1,525	1,680
Johnson Controls Inc.	5.500%	1/15/16	4,420	4,654
Johnson Controls Inc.	2.600%	12/1/16	5,080	5,244
Johnson Controls Inc.	1.400%	11/2/17	800	798
Kohl's Corp.	6.250%	12/15/17	3,500	3,929
Lowe's Cos. Inc.	2.125%	4/15/16	3,600	3,666
Lowe's Cos. Inc.	5.400%	10/15/16	1,000	1,082
Lowe's Cos. Inc.	1.625%	4/15/17	8,125	8,205
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,508	4,924
Macy's Retail Holdings Inc.	7.450%	7/15/17	3,180	3,647
Marriott International Inc.	6.200%	6/15/16	5,400	5,821
Marriott International Inc.	6.375%	6/15/17	2,180	2,431
Marriott International Inc.	3.000%	3/1/19	3,935	4,053
MasterCard Inc.	2.000%	4/1/19	5,475	5,503
McDonald's Corp.	5.300%	3/15/17	4,500	4,950
McDonald's Corp.	5.800%	10/15/17	3,520	3,967
McDonald's Corp.	5.350%	3/1/18	6,615	7,419
McDonald's Corp.	5.000%	2/1/19	2,935	3,285
McDonald's Corp.	1.875%	5/29/19	2,000	2,002
Nordstrom Inc.	6.250%	1/15/18	4,067	4,620
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,731
PACCAR Financial Corp.	0.750%	5/16/16	3,000	3,006
PACCAR Financial Corp.	1.150%	8/16/16	4,200	4,239
PACCAR Financial Corp.	1.600%	3/15/17	2,107	2,133
PACCAR Financial Corp.	1.100%	6/6/17	1,300	1,300
PACCAR Financial Corp.	1.400%	11/17/17	2,200	2,211
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,867
QVC Inc.	3.125%	4/1/19	2,250	2,261
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,493
Staples Inc.	2.750%	1/12/18	2,925	2,964
Starbucks Corp.	0.875%	12/5/16	3,160	3,160
Starbucks Corp.	6.250%	8/15/17	3,675	4,170
Starbucks Corp.	2.000%	12/5/18	3,025	3,053
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,502
Target Corp.	5.875%	7/15/16	7,876	8,516
Target Corp.	5.375%	5/1/17	2,928	3,221
Target Corp.	6.000%	1/15/18	9,350	10,621
Target Corp.	2.300%	6/26/19	4,925	4,977
TJX Cos. Inc.	6.950%	4/15/19	4,100	4,934
Toyota Motor Credit Corp.	2.800%	1/11/16	1,515	1,553
Toyota Motor Credit Corp.	0.800%	5/17/16	1,400	1,405
Toyota Motor Credit Corp.	2.000%	9/15/16	9,059	9,262
Toyota Motor Credit Corp.	2.050%	1/12/17	4,525	4,633
Toyota Motor Credit Corp.	1.125%	5/16/17	6,575	6,581
Toyota Motor Credit Corp.	1.750%	5/22/17	11,125	11,292
Toyota Motor Credit Corp.	1.250%	10/5/17	9,150	9,155
Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	5,047
Toyota Motor Credit Corp.	2.000%	10/24/18	10,520	10,679
Toyota Motor Credit Corp.	2.100%	1/17/19	10,000	10,080

Toyota Motor Credit Corp.	2.125%	7/18/19	6,000	6,044
Wal-Mart Stores Inc.	2.250%	7/8/15	3,725	3,771
Wal-Mart Stores Inc.	0.600%	4/11/16	4,225	4,232
Wal-Mart Stores Inc.	2.800%	4/15/16	3,875	3,994
Wal-Mart Stores Inc.	5.375%	4/5/17	8,825	9,719
Wal-Mart Stores Inc.	5.800%	2/15/18	7,953	9,088
Wal-Mart Stores Inc.	1.125%	4/11/18	11,955	11,880
Wal-Mart Stores Inc.	1.950%	12/15/18	7,800	7,871
Wal-Mart Stores Inc.	4.125%	2/1/19	250	274
Walgreen Co.	1.800%	9/15/17	8,065	8,117
Walgreen Co.	5.250%	1/15/19	5,450	6,092
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,700	6,737
Walgreens Boots Alliance Inc.	2.700%	11/18/19	6,000	6,073
Western Union Co.	2.375%	12/10/15	150	152
Western Union Co.	5.930%	10/1/16	4,962	5,376
Western Union Co.	2.875%	12/10/17	965	990
Western Union Co.	3.650%	8/22/18	3,515	3,676
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,832
Wyndham Worldwide Corp.	2.950%	3/1/17	2,700	2,771
Wyndham Worldwide Corp.	2.500%	3/1/18	3,976	4,014
Yum! Brands Inc.	6.250%	4/15/16	2,914	3,113
Yum! Brands Inc.	6.250%	3/15/18	368	416
Yum! Brands Inc.	5.300%	9/15/19	900	1,009

Consumer Noncyclical (12.5%)
Abbott Laboratories	5.125%	4/1/19	825	937
Abbott Laboratories	4.125%	5/27/20	1,805	1,981
AbbVie Inc.	1.750%	11/6/17	25,630	25,754
AbbVie Inc.	2.000%	11/6/18	6,725	6,726
Actavis Funding SCS	1.300%	6/15/17	3,450	3,388
Actavis Funding SCS	2.450%	6/15/19	3,800	3,729
Actavis Inc.	1.875%	10/1/17	8,121	8,093
Actavis Inc.	6.125%	8/15/19	750	849
Allergan Inc.	5.750%	4/1/16	3,500	3,712
Allergan Inc.	1.350%	3/15/18	2,025	1,953
Altria Group Inc.	9.700%	11/10/18	12,172	15,624
Altria Group Inc.	9.250%	8/6/19	5,918	7,662
Altria Group Inc.	2.625%	1/14/20	750	754
AmerisourceBergen Corp.	1.150%	5/15/17	3,750	3,736
AmerisourceBergen Corp.	4.875%	11/15/19	1,970	2,200
Amgen Inc.	2.300%	6/15/16	5,600	5,713
Amgen Inc.	2.500%	11/15/16	7,463	7,653
Amgen Inc.	2.125%	5/15/17	10,119	10,283
Amgen Inc.	1.250%	5/22/17	5,925	5,903
Amgen Inc.	5.850%	6/1/17	4,650	5,152
Amgen Inc.	6.150%	6/1/18	3,845	4,397
Amgen Inc.	5.700%	2/1/19	2,486	2,816
Amgen Inc.	2.200%	5/22/19	13,650	13,658
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,486	1,630
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,667	7,461
Anheuser-Busch Cos. LLC	5.000%	3/1/19	1,080	1,210
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	5,650	5,666
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	5,300	5,326
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	9,275	9,197
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	8,400	8,448
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,100	1,129
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	15,325	15,366

Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	15,985	19,496
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,572	10,363
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	877
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,775	5,374
AstraZeneca plc	5.900%	9/15/17	10,500	11,819
AstraZeneca plc	1.950%	9/18/19	6,692	6,676
Baxter International Inc.	5.900%	9/1/16	5,587	6,061
Baxter International Inc.	1.850%	1/15/17	2,100	2,135
Baxter International Inc.	5.375%	6/1/18	2,725	3,049
Baxter International Inc.	1.850%	6/15/18	8,300	8,301
Baxter International Inc.	4.500%	8/15/19	1,755	1,934
Beam Suntory Inc.	5.375%	1/15/16	1,568	1,643
Beam Suntory Inc.	1.875%	5/15/17	1,125	1,138
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,708
Becton Dickinson & Co.	1.750%	11/8/16	2,875	2,903
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,170
Biogen Idec Inc.	6.875%	3/1/18	4,825	5,614
Boston Scientific Corp.	6.400%	6/15/16	2,375	2,560
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,775
Boston Scientific Corp.	2.650%	10/1/18	7,800	7,872
Bottling Group LLC	5.500%	4/1/16	2,875	3,060
Bottling Group LLC	5.125%	1/15/19	8,535	9,614
Bristol-Myers Squibb Co.	0.875%	8/1/17	4,600	4,572
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,150	3,131
Brown-Forman Corp.	2.500%	1/15/16	725	740
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,122
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,112	3,226
Bunge Ltd. Finance Corp.	3.200%	6/15/17	4,900	5,083
Bunge Ltd. Finance Corp.	8.500%	6/15/19	2,350	2,909
Campbell Soup Co.	3.050%	7/15/17	2,295	2,382
Campbell Soup Co.	4.500%	2/15/19	1,100	1,194
Cardinal Health Inc.	5.800%	10/15/16	250	274
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,946
Cardinal Health Inc.	1.700%	3/15/18	4,050	4,043
CareFusion Corp.	1.450%	5/15/17	6,650	6,618
CareFusion Corp.	6.375%	8/1/19	2,750	3,206
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,201
Celgene Corp.	1.900%	8/15/17	2,100	2,122
Celgene Corp.	2.300%	8/15/18	5,175	5,236
Celgene Corp.	2.250%	5/15/19	3,850	3,831
Church & Dwight Co. Inc.	3.350%	12/15/15	350	360
Clorox Co.	5.950%	10/15/17	6,950	7,825
Coca-Cola Co.	1.800%	9/1/16	11,725	11,961
Coca-Cola Co.	0.750%	11/1/16	150	150
Coca-Cola Co.	5.350%	11/15/17	5,206	5,832
Coca-Cola Co.	1.650%	3/14/18	3,325	3,358
Coca-Cola Co.	1.150%	4/1/18	12,788	12,669
Coca-Cola Co.	1.650%	11/1/18	14,745	14,791
Coca-Cola Co.	4.875%	3/15/19	2,800	3,161
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	508
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	8,600	8,664
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,288
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,530
Colgate-Palmolive Co.	2.625%	5/1/17	625	651
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,905
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,922
Colgate-Palmolive Co.	1.750%	3/15/19	5,950	5,941

ConAgra Foods Inc.	1.300%	1/25/16	7,485	7,515
ConAgra Foods Inc.	5.819%	6/15/17	1,526	1,686
ConAgra Foods Inc.	1.900%	1/25/18	9,600	9,563
Covidien International Finance SA	6.000%	10/15/17	7,075	7,971
CR Bard Inc.	1.375%	1/15/18	4,390	4,357
Delhaize Group SA	6.500%	6/15/17	2,650	2,954
Delhaize Group SA	4.125%	4/10/19	3,423	3,620
DENTSPLY International Inc.	2.750%	8/15/16	525	538
Diageo Capital plc	0.625%	4/29/16	4,500	4,495
Diageo Capital plc	5.500%	9/30/16	1,700	1,837
Diageo Capital plc	1.500%	5/11/17	10,723	10,795
Diageo Capital plc	5.750%	10/23/17	7,390	8,288
Diageo Capital plc	1.125%	4/29/18	3,850	3,796
Dignity Health	2.637%	11/1/19	1,700	1,723
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,494	3,578
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,170	4,862
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	750	765
Edwards Lifesciences Corp.	2.875%	10/15/18	3,300	3,378
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,004
Eli Lilly & Co.	1.950%	3/15/19	4,000	4,017
Express Scripts Holding Co.	3.125%	5/15/16	9,850	10,164
Express Scripts Holding Co.	2.650%	2/15/17	11,327	11,650
Express Scripts Holding Co.	2.250%	6/15/19	3,500	3,490
Express Scripts Holding Co.	7.250%	6/15/19	5,540	6,702
General Mills Inc.	0.875%	1/29/16	1,140	1,143
General Mills Inc.	5.700%	2/15/17	7,075	7,782
General Mills Inc.	1.400%	10/20/17	1,800	1,799
General Mills Inc.	5.650%	2/15/19	7,915	9,091
General Mills Inc.	2.200%	10/21/19	4,500	4,486
Gilead Sciences Inc.	3.050%	12/1/16	5,690	5,916
Gilead Sciences Inc.	2.050%	4/1/19	5,982	6,007
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	7,801	7,815
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	17,470	19,794
GlaxoSmithKline Capital plc	1.500%	5/8/17	13,475	13,614
Hasbro Inc.	6.300%	9/15/17	1,975	2,205
Hershey Co.	5.450%	9/1/16	1,400	1,513
Hershey Co.	1.500%	11/1/16	4,350	4,413
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,140
Johnson & Johnson	2.150%	5/15/16	3,370	3,451
Johnson & Johnson	5.550%	8/15/17	3,800	4,259
Johnson & Johnson	1.125%	11/21/17	3,000	3,009
Johnson & Johnson	5.150%	7/15/18	7,452	8,432
Johnson & Johnson	1.650%	12/5/18	4,750	4,797
Johnson & Johnson	1.875%	12/5/19	2,800	2,810
Kellogg Co.	4.450%	5/30/16	5,375	5,656
Kellogg Co.	1.875%	11/17/16	5,100	5,203
Kellogg Co.	1.750%	5/17/17	2,775	2,808
Kellogg Co.	3.250%	5/21/18	450	471
Kellogg Co.	4.150%	11/15/19	3,225	3,522
Kimberly-Clark Corp.	6.125%	8/1/17	9,671	10,917
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,716
Kimberly-Clark Corp.	7.500%	11/1/18	3,375	4,092
Kimberly-Clark Corp.	1.900%	5/22/19	1,000	1,000
Koninklijke Philips NV	5.750%	3/11/18	9,850	11,044
Kraft Foods Group Inc.	2.250%	6/5/17	7,999	8,156
Kraft Foods Group Inc.	6.125%	8/23/18	6,025	6,922
Kroger Co.	2.200%	1/15/17	4,141	4,229

Kroger Co.	6.400%	8/15/17	6,406	7,210
Kroger Co.	6.800%	12/15/18	425	501
Kroger Co.	2.300%	1/15/19	6,525	6,551
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,475	1,555
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	103
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,300	5,377
Life Technologies Corp.	3.500%	1/15/16	700	719
Lorillard Tobacco Co.	3.500%	8/4/16	5,565	5,757
Lorillard Tobacco Co.	2.300%	8/21/17	2,215	2,240
Lorillard Tobacco Co.	8.125%	6/23/19	3,842	4,710
Mattel Inc.	2.500%	11/1/16	1,655	1,697
Mattel Inc.	2.350%	5/6/19	4,850	4,855
McKesson Corp.	0.950%	12/4/15	1,193	1,196
McKesson Corp.	3.250%	3/1/16	6,552	6,737
McKesson Corp.	5.700%	3/1/17	1,900	2,078
McKesson Corp.	1.400%	3/15/18	2,100	2,073
McKesson Corp.	7.500%	2/15/19	4,200	5,072
McKesson Corp.	2.284%	3/15/19	8,750	8,756
Mead Johnson Nutrition Co.	4.900%	11/1/19	4,350	4,820
Medco Health Solutions Inc.	7.125%	3/15/18	9,045	10,531
Medtronic Inc.	2.625%	3/15/16	5,300	5,425
Medtronic Inc.	1.375%	4/1/18	6,900	6,846
Medtronic Inc.	5.600%	3/15/19	2,625	3,014
Merck & Co. Inc.	2.250%	1/15/16	6,275	6,392
Merck & Co. Inc.	6.000%	9/15/17	6,870	7,789
Merck & Co. Inc.	1.100%	1/31/18	9,876	9,819
Merck & Co. Inc.	1.300%	5/18/18	10,890	10,836
Merck Sharp & Dohme Corp.	5.000%	6/30/19	6,475	7,306
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,114
Mondelez International Inc.	4.125%	2/9/16	9,250	9,601
Mondelez International Inc.	6.500%	8/11/17	8,657	9,754
Mondelez International Inc.	6.125%	2/1/18	7,575	8,543
Mondelez International Inc.	6.125%	8/23/18	1,800	2,073
Mondelez International Inc.	2.250%	2/1/19	1,225	1,229
Mylan Inc.	1.800%	6/24/16	4,555	4,600
Mylan Inc.	1.350%	11/29/16	1,910	1,908
Mylan Inc.	2.600%	6/24/18	6,225	6,340
Mylan Inc.	2.550%	3/28/19	4,657	4,661
Newell Rubbermaid Inc.	2.000%	6/15/15	375	379
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,706
Newell Rubbermaid Inc.	2.875%	12/1/19	1,400	1,408
Novant Health Inc.	5.850%	11/1/19	1,300	1,507
Novartis Securities Investment Ltd.	5.125%	2/10/19	20,270	22,935
PepsiAmericas Inc.	5.000%	5/15/17	750	825
PepsiCo Inc.	2.500%	5/10/16	9,800	10,052
PepsiCo Inc.	0.950%	2/22/17	1,300	1,301
PepsiCo Inc.	1.250%	8/13/17	9,917	9,925
PepsiCo Inc.	5.000%	6/1/18	11,856	13,214
PepsiCo Inc.	7.900%	11/1/18	10,664	13,080
PepsiCo Inc.	2.250%	1/7/19	3,275	3,345
Perrigo Co. plc	2.300%	11/8/18	5,050	4,988
Pfizer Inc.	0.900%	1/15/17	3,450	3,450
Pfizer Inc.	1.100%	5/15/17	6,500	6,512
Pfizer Inc.	1.500%	6/15/18	10,397	10,430
Pfizer Inc.	6.200%	3/15/19	20,607	24,108
Pfizer Inc.	2.100%	5/15/19	11,725	11,831
Pharmacia Corp.	6.500%	12/1/18	1,340	1,585

Philip Morris International Inc.	2.500%	5/16/16	8,688	8,919
Philip Morris International Inc.	1.625%	3/20/17	7,600	7,682
Philip Morris International Inc.	1.125%	8/21/17	6,325	6,301
Philip Morris International Inc.	1.250%	11/9/17	600	600
Philip Morris International Inc.	5.650%	5/16/18	6,825	7,724
Philip Morris International Inc.	1.875%	1/15/19	11,425	11,424
Procter & Gamble Co.	4.850%	12/15/15	5,639	5,891
Procter & Gamble Co.	1.450%	8/15/16	7,608	7,715
Procter & Gamble Co.	1.600%	11/15/18	3,600	3,603
Procter & Gamble Co.	4.700%	2/15/19	10,085	11,312
Procter & Gamble Co.	1.900%	11/1/19	5,600	5,624
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,159
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,936
Quest Diagnostics Inc.	2.700%	4/1/19	2,000	2,027
Reynolds American Inc.	6.750%	6/15/17	4,850	5,451
Reynolds American Inc.	7.750%	6/1/18	1,350	1,587
Safeway Inc.	5.000%	8/15/19	2,000	2,067
Sanofi	2.625%	3/29/16	12,546	12,904
Sanofi	1.250%	4/10/18	8,114	8,073
St. Jude Medical Inc.	2.500%	1/15/16	8,037	8,184
Stryker Corp.	2.000%	9/30/16	4,077	4,165
Stryker Corp.	1.300%	4/1/18	4,050	3,987
Sysco Corp.	1.450%	10/2/17	1,000	1,006
Sysco Corp.	5.250%	2/12/18	4,250	4,731
Sysco Corp.	5.375%	3/17/19	150	171
Sysco Corp.	2.350%	10/2/19	7,525	7,602
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	5,993	6,144
Thermo Fisher Scientific Inc.	3.200%	3/1/16	6,085	6,257
Thermo Fisher Scientific Inc.	2.250%	8/15/16	9,872	10,068
Thermo Fisher Scientific Inc.	1.300%	2/1/17	4,900	4,892
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,762	4,777
Thermo Fisher Scientific Inc.	2.400%	2/1/19	4,945	4,955
Tyson Foods Inc.	6.600%	4/1/16	7,181	7,718
Tyson Foods Inc.	2.650%	8/15/19	7,000	7,094
Unilever Capital Corp.	2.750%	2/10/16	2,500	2,567
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,547
Unilever Capital Corp.	4.800%	2/15/19	4,875	5,443
Unilever Capital Corp.	2.200%	3/6/19	4,920	4,988
Whirlpool Corp.	1.350%	3/1/17	2,150	2,152
Whirlpool Corp.	2.400%	3/1/19	7,595	7,642
Wyeth LLC	5.500%	2/15/16	5,833	6,180
Wyeth LLC	5.450%	4/1/17	5,545	6,107
Zoetis Inc.	1.150%	2/1/16	3,125	3,128
Zoetis Inc.	1.875%	2/1/18	3,025	2,999

Energy (8.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	10,616	11,474
Anadarko Petroleum Corp.	6.375%	9/15/17	11,950	13,431
Anadarko Petroleum Corp.	8.700%	3/15/19	4,225	5,271
Anadarko Petroleum Corp.	6.950%	6/15/19	700	830
Apache Corp.	5.625%	1/15/17	4,100	4,453
Apache Corp.	1.750%	4/15/17	4,763	4,794
Apache Corp.	6.900%	9/15/18	1,775	2,072
Baker Hughes Inc.	7.500%	11/15/18	4,825	5,812
Boardwalk Pipelines LP	5.500%	2/1/17	2,200	2,353
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,401
BP Capital Markets plc	3.200%	3/11/16	10,130	10,447

BP Capital Markets plc	2.248%	11/1/16	5,190	5,313
BP Capital Markets plc	1.846%	5/5/17	8,007	8,117
BP Capital Markets plc	1.375%	11/6/17	7,900	7,869
BP Capital Markets plc	1.375%	5/10/18	10,030	9,919
BP Capital Markets plc	2.241%	9/26/18	7,050	7,135
BP Capital Markets plc	4.750%	3/10/19	6,128	6,773
BP Capital Markets plc	2.237%	5/10/19	6,975	7,001
Buckeye Partners LP	6.050%	1/15/18	2,525	2,803
Buckeye Partners LP	2.650%	11/15/18	3,828	3,799
Cameron International Corp.	1.150%	12/15/16	2,100	2,088
Cameron International Corp.	6.375%	7/15/18	3,550	4,026
Canadian Natural Resources Ltd.	5.700%	5/15/17	9,114	10,050
Canadian Natural Resources Ltd.	1.750%	1/15/18	3,725	3,719
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,775	1,996
Cenovus Energy Inc.	5.700%	10/15/19	8,350	9,466
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,935	2,074
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,015
CenterPoint Energy Resources Corp.	6.000%	5/15/18	4,200	4,771
Chevron Corp.	0.889%	6/24/16	6,000	6,030
Chevron Corp.	1.345%	11/15/17	6,250	6,271
Chevron Corp.	1.104%	12/5/17	10,925	10,872
Chevron Corp.	1.718%	6/24/18	15,175	15,259
Chevron Corp.	4.950%	3/3/19	8,945	10,074
Chevron Corp.	2.193%	11/15/19	4,275	4,300
ConocoPhillips	5.200%	5/15/18	1,325	1,480
ConocoPhillips	6.650%	7/15/18	2,000	2,352
ConocoPhillips	5.750%	2/1/19	13,144	15,098
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,550	10,418
ConocoPhillips Co.	1.050%	12/15/17	7,100	7,031
DCP Midstream Operating LP	2.500%	12/1/17	6,755	6,872
DCP Midstream Operating LP	2.700%	4/1/19	3,805	3,779
Devon Energy Corp.	2.250%	12/15/18	7,325	7,363
Devon Energy Corp.	6.300%	1/15/19	4,465	5,173
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,075	3,409
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,410
3 Enable Midstream Partners LP	2.400%	5/15/19	3,700	3,653
Enbridge Energy Partners LP	5.875%	12/15/16	1,729	1,885
Enbridge Energy Partners LP	6.500%	4/15/18	4,901	5,599
Enbridge Energy Partners LP	9.875%	3/1/19	1,325	1,716
Enbridge Inc.	5.600%	4/1/17	2,653	2,913
Encana Corp.	5.900%	12/1/17	4,685	5,244
Encana Corp.	6.500%	5/15/19	2,600	3,047
Energy Transfer Partners LP	6.125%	2/15/17	5,850	6,408
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,143
Energy Transfer Partners LP	9.700%	3/15/19	2,000	2,546
Energy Transfer Partners LP	9.000%	4/15/19	1,425	1,783
EnLink Midstream Partners LP	2.700%	4/1/19	2,375	2,400
Ensco plc	3.250%	3/15/16	10,263	10,532
Enterprise Products Operating LLC	3.200%	2/1/16	4,125	4,239
Enterprise Products Operating LLC	6.300%	9/15/17	4,769	5,385
Enterprise Products Operating LLC	6.650%	4/15/18	2,669	3,086
Enterprise Products Operating LLC	6.500%	1/31/19	6,100	7,092
Enterprise Products Operating LLC	2.550%	10/15/19	4,250	4,268
2 Enterprise Products Operating LLC	8.375%	8/1/66	4,600	5,014
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	7,311
EOG Resources Inc.	2.500%	2/1/16	5,000	5,102
EOG Resources Inc.	5.875%	9/15/17	2,500	2,798

EOG Resources Inc.	6.875%	10/1/18	1,675	1,983
EOG Resources Inc.	5.625%	6/1/19	6,627	7,597
EQT Corp.	6.500%	4/1/18	2,943	3,329
EQT Corp.	8.125%	6/1/19	4,525	5,537
Exxon Mobil Corp.	1.819%	3/15/19	10,273	10,329
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,250
Halliburton Co.	1.000%	8/1/16	1,750	1,754
Halliburton Co.	2.000%	8/1/18	1,750	1,763
Halliburton Co.	5.900%	9/15/18	4,775	5,464
Halliburton Co.	6.150%	9/15/19	6,375	7,482
Hess Corp.	1.300%	6/15/17	2,000	1,986
Hess Corp.	8.125%	2/15/19	5,388	6,532
Husky Energy Inc.	6.150%	6/15/19	510	584
Kinder Morgan Energy Partners LP	3.500%	3/1/16	350	360
Kinder Morgan Energy Partners LP	6.000%	2/1/17	4,027	4,404
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,100	11,252
Kinder Morgan Energy Partners LP	2.650%	2/1/19	525	525
Kinder Morgan Energy Partners LP	9.000%	2/1/19	2,400	2,977
Kinder Morgan Inc.	2.000%	12/1/17	3,250	3,263
Kinder Morgan Inc.	3.050%	12/1/19	3,000	3,023
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,648
Magellan Midstream Partners LP	6.550%	7/15/19	3,696	4,347
Marathon Oil Corp.	6.000%	10/1/17	2,825	3,165
Marathon Oil Corp.	5.900%	3/15/18	9,302	10,431
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,775
Murphy Oil Corp.	2.500%	12/1/17	4,600	4,654
Nabors Industries Inc.	2.350%	9/15/16	1,850	1,874
Nabors Industries Inc.	6.150%	2/15/18	5,750	6,428
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,910
National Oilwell Varco Inc.	1.350%	12/1/17	3,060	3,037
Nisource Finance Corp.	5.250%	9/15/17	5,055	5,573
Nisource Finance Corp.	6.400%	3/15/18	8,975	10,283
Nisource Finance Corp.	6.800%	1/15/19	2,575	3,045
Noble Energy Inc.	8.250%	3/1/19	5,000	6,158
Noble Holding International Ltd.	3.050%	3/1/16	4,150	4,241
Noble Holding International Ltd.	2.500%	3/15/17	1,300	1,310
Occidental Petroleum Corp.	2.500%	2/1/16	3,388	3,455
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,661
Occidental Petroleum Corp.	1.750%	2/15/17	11,024	11,155
Occidental Petroleum Corp.	1.500%	2/15/18	4,860	4,826
ONEOK Partners LP	3.250%	2/1/16	4,950	5,076
ONEOK Partners LP	6.150%	10/1/16	2,450	2,661
ONEOK Partners LP	2.000%	10/1/17	3,775	3,794
ONEOK Partners LP	3.200%	9/15/18	1,950	2,013
ONEOK Partners LP	8.625%	3/1/19	4,075	5,030
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,561	1,763
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,575	2,970
Petro-Canada	6.050%	5/15/18	3,186	3,638
Phillips 66	2.950%	5/1/17	14,665	15,188
Pioneer Natural Resources Co.	5.875%	7/15/16	5,456	5,827
Pioneer Natural Resources Co.	6.650%	3/15/17	1,400	1,544
Pioneer Natural Resources Co.	6.875%	5/1/18	4,125	4,703
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,370	2,605
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	3,450	3,955

Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,640	3,322
Pride International Inc.	8.500%	6/15/19	3,125	3,835
Questar Corp.	2.750%	2/1/16	275	282
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,824
Rowan Cos. Inc.	7.875%	8/1/19	4,000	4,781
Shell International Finance BV	0.625%	12/4/15	5,225	5,229
Shell International Finance BV	0.900%	11/15/16	1,500	1,503
Shell International Finance BV	5.200%	3/22/17	6,200	6,787
Shell International Finance BV	1.125%	8/21/17	10,295	10,272
Shell International Finance BV	1.900%	8/10/18	7,950	8,032
Shell International Finance BV	2.000%	11/15/18	9,025	9,121
Shell International Finance BV	4.300%	9/22/19	12,775	14,108
3 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	3,135
Southwestern Energy Co.	7.500%	2/1/18	4,606	5,268
Spectra Energy Capital LLC	6.200%	4/15/18	1,607	1,817
Spectra Energy Capital LLC	8.000%	10/1/19	3,325	4,128
Spectra Energy Partners LP	2.950%	9/25/18	4,275	4,414
Suncor Energy Inc.	6.100%	6/1/18	11,581	13,274
Sunoco Inc.	5.750%	1/15/17	1,100	1,198
Talisman Energy Inc.	7.750%	6/1/19	4,800	5,662
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	3,275	3,705
Texas Gas Transmission LLC	4.600%	6/1/15	175	178
Total Capital Canada Ltd.	1.450%	1/15/18	7,579	7,577
Total Capital International SA	0.750%	1/25/16	5,835	5,839
Total Capital International SA	1.000%	8/12/16	1,000	1,001
Total Capital International SA	1.500%	2/17/17	9,075	9,160
Total Capital International SA	1.550%	6/28/17	8,501	8,561
Total Capital International SA	2.125%	1/10/19	7,334	7,396
Total Capital International SA	2.100%	6/19/19	5,000	5,052
Total Capital SA	2.300%	3/15/16	7,350	7,509
Total Capital SA	2.125%	8/10/18	10,965	11,135
TransCanada PipeLines Ltd.	0.750%	1/15/16	7,125	7,129
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,317	6,187
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,850
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,375	6,345
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,555
Transocean Inc.	4.950%	11/15/15	4,116	4,217
Transocean Inc.	5.050%	12/15/16	8,250	8,496
Transocean Inc.	2.500%	10/15/17	3,740	3,614
Transocean Inc.	6.000%	3/15/18	9,814	10,180
Valero Energy Corp.	6.125%	6/15/17	4,800	5,324
Valero Energy Corp.	9.375%	3/15/19	4,798	6,057
Weatherford International LLC	6.350%	6/15/17	6,000	6,610
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,788
Weatherford International Ltd.	6.000%	3/15/18	2,804	3,109
Weatherford International Ltd.	9.625%	3/1/19	6,657	8,353
Western Gas Partners LP	2.600%	8/15/18	3,650	3,688
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	3,125	3,494
XTO Energy Inc.	6.250%	8/1/17	3,485	3,951
XTO Energy Inc.	5.500%	6/15/18	8,350	9,456
XTO Energy Inc.	6.500%	12/15/18	1,425	1,688

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	986

Yale University Connecticut GO	2.086%	4/15/19	1,400	1,423

Technology (6.0%)
Altera Corp.	1.750%	5/15/17	6,575	6,617
Altera Corp.	2.500%	11/15/18	4,500	4,541
Amphenol Corp.	1.550%	9/15/17	2,075	2,081
Amphenol Corp.	2.550%	1/30/19	5,375	5,465
Analog Devices Inc.	3.000%	4/15/16	5,775	5,931
Apple Inc.	0.450%	5/3/16	9,715	9,717
Apple Inc.	1.050%	5/5/17	9,400	9,449
Apple Inc.	1.000%	5/3/18	28,168	27,741
Apple Inc.	2.100%	5/6/19	14,845	15,029
Applied Materials Inc.	2.650%	6/15/16	3,800	3,897
Arrow Electronics Inc.	3.000%	3/1/18	3,000	3,095
Autodesk Inc.	1.950%	12/15/17	2,525	2,538
Avnet Inc.	6.625%	9/15/16	1,600	1,747
Baidu Inc.	2.250%	11/28/17	5,900	5,954
Baidu Inc.	3.250%	8/6/18	4,400	4,531
Baidu Inc.	2.750%	6/9/19	6,025	6,040
Broadcom Corp.	2.700%	11/1/18	3,377	3,483
CA Inc.	2.875%	8/15/18	1,850	1,892
Cisco Systems Inc.	5.500%	2/22/16	21,665	22,976
Cisco Systems Inc.	1.100%	3/3/17	6,750	6,775
Cisco Systems Inc.	3.150%	3/14/17	3,750	3,938
Cisco Systems Inc.	4.950%	2/15/19	15,836	17,745
Cisco Systems Inc.	2.125%	3/1/19	13,600	13,704
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,132
Corning Inc.	1.450%	11/15/17	2,850	2,857
Corning Inc.	6.625%	5/15/19	275	327
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,178
EMC Corp.	1.875%	6/1/18	15,700	15,683
Equifax Inc.	6.300%	7/1/17	1,300	1,461
Fidelity National Information Services Inc.	1.450%	6/5/17	2,300	2,294
Fidelity National Information Services Inc.	2.000%	4/15/18	475	475
Fiserv Inc.	3.125%	6/15/16	6,955	7,178
Fiserv Inc.	6.800%	11/20/17	2,253	2,573
Google Inc.	2.125%	5/19/16	7,450	7,627
Harris Corp.	5.950%	12/1/17	1,675	1,884
Harris Corp.	6.375%	6/15/19	1,425	1,639
Hewlett-Packard Co.	2.200%	12/1/15	4,580	4,644
Hewlett-Packard Co.	2.650%	6/1/16	5,985	6,128
Hewlett-Packard Co.	3.000%	9/15/16	7,622	7,853
Hewlett-Packard Co.	3.300%	12/9/16	4,105	4,262
Hewlett-Packard Co.	5.400%	3/1/17	4,125	4,487
Hewlett-Packard Co.	2.600%	9/15/17	7,300	7,458
Hewlett-Packard Co.	5.500%	3/1/18	6,326	7,046
Hewlett-Packard Co.	2.750%	1/14/19	11,720	11,785
Intel Corp.	1.950%	10/1/16	9,950	10,174
Intel Corp.	1.350%	12/15/17	21,293	21,280
International Business Machines Corp.	2.000%	1/5/16	5,681	5,777
International Business Machines Corp.	0.450%	5/6/16	6,825	6,816
International Business Machines Corp.	1.950%	7/22/16	14,955	15,282
International Business Machines Corp.	1.250%	2/6/17	6,225	6,269
International Business Machines Corp.	5.700%	9/14/17	17,421	19,548
International Business Machines Corp.	1.250%	2/8/18	10,450	10,386
International Business Machines Corp.	7.625%	10/15/18	7,954	9,668
International Business Machines Corp.	1.950%	2/12/19	2,000	2,009

International Business Machines Corp.	1.875%	5/15/19	3,775	3,772
International Business Machines Corp.	8.375%	11/1/19	2,389	3,083
Intuit Inc.	5.750%	3/15/17	3,350	3,676
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,761
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,792
Juniper Networks Inc.	3.100%	3/15/16	3,050	3,119
3 Keysight Technologies Inc.	3.300%	10/30/19	3,500	3,502
KLA-Tencor Corp.	6.900%	5/1/18	5,895	6,809
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,225
Lexmark International Inc.	6.650%	6/1/18	1,100	1,235
Maxim Integrated Products Inc.	2.500%	11/15/18	3,285	3,285
Microsoft Corp.	2.500%	2/8/16	5,527	5,663
Microsoft Corp.	0.875%	11/15/17	3,100	3,078
Microsoft Corp.	1.000%	5/1/18	2,348	2,327
Microsoft Corp.	1.625%	12/6/18	8,250	8,320
Microsoft Corp.	4.200%	6/1/19	6,695	7,396
National Semiconductor Corp.	6.600%	6/15/17	2,350	2,668
NetApp Inc.	2.000%	12/15/17	4,455	4,505
Oracle Corp.	5.250%	1/15/16	5,783	6,091
Oracle Corp.	1.200%	10/15/17	14,727	14,727
Oracle Corp.	5.750%	4/15/18	22,824	25,935
Oracle Corp.	2.375%	1/15/19	13,250	13,521
Oracle Corp.	5.000%	7/8/19	9,625	10,862
Oracle Corp.	2.250%	10/8/19	14,220	14,320
Pitney Bowes Inc.	4.750%	1/15/16	3,750	3,895
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,381
Pitney Bowes Inc.	5.600%	3/15/18	725	799
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,951
3 Seagate HDD Cayman	3.750%	11/15/18	8,375	8,668
Symantec Corp.	2.750%	6/15/17	3,975	4,046
Tech Data Corp.	3.750%	9/21/17	1,700	1,766
Texas Instruments Inc.	2.375%	5/16/16	6,100	6,262
Texas Instruments Inc.	1.000%	5/1/18	5,150	5,067
Texas Instruments Inc.	1.650%	8/3/19	4,334	4,259
Total System Services Inc.	2.375%	6/1/18	3,125	3,127
Tyco Electronics Group SA	6.550%	10/1/17	5,575	6,331
Tyco Electronics Group SA	2.375%	12/17/18	775	787
Tyco Electronics Group SA	2.350%	8/1/19	3,550	3,569
Xerox Corp.	6.400%	3/15/16	3,700	3,956
Xerox Corp.	6.750%	2/1/17	4,050	4,499
Xerox Corp.	2.950%	3/15/17	4,650	4,806
Xerox Corp.	6.350%	5/15/18	4,470	5,090
Xerox Corp.	2.750%	3/15/19	4,500	4,539
Xerox Corp.	5.625%	12/15/19	1,367	1,548
Xilinx Inc.	2.125%	3/15/19	3,275	3,263

Transportation (1.2%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,150	1,270
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,133
Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,781	4,225
Canadian National Railway Co.	5.800%	6/1/16	700	755
Canadian National Railway Co.	1.450%	12/15/16	3,600	3,639
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,131
Canadian National Railway Co.	5.550%	5/15/18	2,190	2,481
Canadian National Railway Co.	5.550%	3/1/19	3,225	3,710
Canadian Pacific Railway Co.	6.500%	5/15/18	1,389	1,604
Canadian Pacific Railway Co.	7.250%	5/15/19	2,880	3,481

Con-way Inc.	7.250%	1/15/18	2,750	3,139
2 Continental Airlines 2009-1 Pass Through
Trust	9.000%	1/8/18	746	825
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,305	2,653
CSX Corp.	5.600%	5/1/17	1,795	1,979
CSX Corp.	7.900%	5/1/17	500	577
CSX Corp.	6.250%	3/15/18	6,750	7,720
CSX Corp.	7.375%	2/1/19	1,400	1,693
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	33	36
2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,831	1,955
FedEx Corp.	8.000%	1/15/19	4,800	5,901
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,500	2,521
Norfolk Southern Corp.	5.750%	1/15/16	3,465	3,655
Norfolk Southern Corp.	7.700%	5/15/17	1,550	1,787
Norfolk Southern Corp.	5.750%	4/1/18	3,625	4,110
Norfolk Southern Corp.	5.900%	6/15/19	4,700	5,449
Ryder System Inc.	3.600%	3/1/16	3,850	3,982
Ryder System Inc.	5.850%	11/1/16	100	109
Ryder System Inc.	2.500%	3/1/17	4,500	4,592
Ryder System Inc.	3.500%	6/1/17	2,325	2,438
Ryder System Inc.	2.500%	3/1/18	2,070	2,118
Ryder System Inc.	2.450%	11/15/18	5,325	5,394
Ryder System Inc.	2.350%	2/26/19	500	501
Ryder System Inc.	2.550%	6/1/19	250	252
Ryder System Inc.	2.450%	9/3/19	2,500	2,502
Southwest Airlines Co.	5.750%	12/15/16	1,640	1,784
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,725
Southwest Airlines Co.	2.750%	11/6/19	2,600	2,624
2 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	3,400	3,774
Union Pacific Corp.	5.750%	11/15/17	2,200	2,478
Union Pacific Corp.	5.700%	8/15/18	1,825	2,094
Union Pacific Corp.	2.250%	2/15/19	2,800	2,850
United Parcel Service Inc.	1.125%	10/1/17	2,825	2,820
United Parcel Service Inc.	5.500%	1/15/18	4,950	5,557
United Parcel Service Inc.	5.125%	4/1/19	6,945	7,857
				5,321,031
Utilities (5.1%)
Electric (4.7%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,146
Ameren Illinois Co.	6.125%	11/15/17	625	712
American Electric Power Co. Inc.	1.650%	12/15/17	3,775	3,793
Appalachian Power Co.	5.000%	6/1/17	200	218
Arizona Public Service Co.	8.750%	3/1/19	5,325	6,791
Atlantic City Electric Co.	7.750%	11/15/18	750	911
Avista Corp.	5.950%	6/1/18	1,450	1,653
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,455
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,700	5,664
Berkshire Hathaway Energy Co.	5.750%	4/1/18	3,825	4,319
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,725	1,734
CenterPoint Energy Inc.	6.500%	5/1/18	4,328	4,978
Cleco Power LLC	6.650%	6/15/18	817	939
Cleveland Electric Illuminating Co.	7.880%	11/1/17	1,753	2,063
CMS Energy Corp.	6.550%	7/17/17	1,000	1,122
CMS Energy Corp.	5.050%	2/15/18	1,000	1,092

CMS Energy Corp.	8.750%	6/15/19	4,475	5,656
Commonwealth Edison Co.	5.950%	8/15/16	809	878
Commonwealth Edison Co.	1.950%	9/1/16	500	509
Commonwealth Edison Co.	6.150%	9/15/17	3,125	3,535
Commonwealth Edison Co.	5.800%	3/15/18	5,100	5,788
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,466
Connecticut Light & Power Co.	5.650%	5/1/18	2,750	3,123
Connecticut Light & Power Co.	5.500%	2/1/19	1,850	2,111
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	4,772	5,010
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,563	6,021
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	4,725	5,402
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	3,575	4,273
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,165
Consumers Energy Co.	5.500%	8/15/16	640	689
Consumers Energy Co.	5.150%	2/15/17	1,000	1,084
Consumers Energy Co.	5.650%	9/15/18	2,000	2,296
Consumers Energy Co.	6.125%	3/15/19	5,400	6,294
Consumers Energy Co.	6.700%	9/15/19	75	90
Dayton Power & Light Co.	1.875%	9/15/16	2,275	2,302
Dominion Resources Inc.	1.950%	8/15/16	7,530	7,642
Dominion Resources Inc.	1.250%	3/15/17	400	400
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,602
Dominion Resources Inc.	6.000%	11/30/17	2,100	2,381
Dominion Resources Inc.	6.400%	6/15/18	2,025	2,327
Dominion Resources Inc.	8.875%	1/15/19	3,450	4,382
Dominion Resources Inc.	5.200%	8/15/19	2,650	2,970
Dominion Resources Inc.	2.500%	12/1/19	2,750	2,768
2 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,166
DTE Electric Co.	5.600%	6/15/18	850	965
DTE Energy Co.	6.350%	6/1/16	2,365	2,561
DTE Energy Co.	2.400%	12/1/19	500	504
Duke Energy Carolinas LLC	1.750%	12/15/16	5,725	5,833
Duke Energy Carolinas LLC	5.100%	4/15/18	5,432	6,080
Duke Energy Carolinas LLC	7.000%	11/15/18	2,390	2,854
Duke Energy Corp.	2.150%	11/15/16	3,500	3,578
Duke Energy Corp.	1.625%	8/15/17	7,950	8,006
Duke Energy Corp.	2.100%	6/15/18	4,865	4,940
Duke Energy Corp.	6.250%	6/15/18	2,000	2,304
Duke Energy Corp.	5.050%	9/15/19	3,420	3,861
Duke Energy Florida Inc.	5.100%	12/1/15	2,150	2,249
Duke Energy Florida Inc.	5.800%	9/15/17	265	298
Duke Energy Florida Inc.	5.650%	6/15/18	5,897	6,713
Duke Energy Indiana Inc.	6.050%	6/15/16	1,000	1,079
Duke Energy Ohio Inc.	5.450%	4/1/19	3,855	4,418
Duke Energy Progress Inc.	5.300%	1/15/19	3,905	4,427
Edison International	3.750%	9/15/17	5,865	6,218
Entergy Corp.	4.700%	1/15/17	6,075	6,446
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,639
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,626
Entergy Texas Inc.	7.125%	2/1/19	3,485	4,161
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,183
Exelon Generation Co. LLC	5.200%	10/1/19	3,750	4,206
Florida Power & Light Co.	5.550%	11/1/17	1,800	2,021
Georgia Power Co.	0.625%	11/15/15	3,725	3,727
Georgia Power Co.	5.700%	6/1/17	1,300	1,444
Georgia Power Co.	5.400%	6/1/18	2,500	2,812
Indiana Michigan Power Co.	7.000%	3/15/19	2,780	3,328

2 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,727
Jersey Central Power & Light Co.	5.625%	5/1/16	5,900	6,259
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,097
Kansas City Power & Light Co.	6.375%	3/1/18	836	958
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	5,210
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,212
Metropolitan Edison Co.	7.700%	1/15/19	1,017	1,224
MidAmerican Energy Co.	5.950%	7/15/17	3,539	3,971
Mississippi Power Co.	2.350%	10/15/16	570	584
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	4,750	4,897
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	2,700	2,967
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	3,600	4,035
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	7,614	10,013
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,000	5,038
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	500	503
Nevada Power Co.	6.500%	5/15/18	475	552
Nevada Power Co.	6.500%	8/1/18	3,070	3,591
Nevada Power Co.	7.125%	3/15/19	4,580	5,542
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	4,365	4,684
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,100	4,700
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,550	1,556
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	2,485	2,523
2 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,828
2 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	3,075	3,102
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	735
Northeast Utilities	1.450%	5/1/18	3,200	3,167
Northern States Power Co.	1.950%	8/15/15	1,125	1,133
Northern States Power Co.	5.250%	3/1/18	2,900	3,250
NSTAR Electric Co.	5.625%	11/15/17	525	588
NSTAR LLC	4.500%	11/15/19	1,225	1,344
Oglethorpe Power Corp.	6.100%	3/15/19	725	838
Ohio Power Co.	6.000%	6/1/16	4,877	5,239
Ohio Power Co.	6.050%	5/1/18	775	880
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,512
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,193
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,600	4,236
3 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,250	2,246
Pacific Gas & Electric Co.	5.625%	11/30/17	6,056	6,786
Pacific Gas & Electric Co.	8.250%	10/15/18	8,190	10,001
PacifiCorp	5.650%	7/15/18	4,125	4,706
PacifiCorp	5.500%	1/15/19	3,100	3,527
Peco Energy Co.	1.200%	10/15/16	3,225	3,246
Peco Energy Co.	5.350%	3/1/18	2,700	3,014
Pennsylvania Electric Co.	6.050%	9/1/17	3,275	3,653
Pepco Holdings Inc.	2.700%	10/1/15	500	507
PG&E Corp.	2.400%	3/1/19	1,975	1,986
Portland General Electric Co.	6.100%	4/15/19	1,885	2,200
PPL Capital Funding Inc.	1.900%	6/1/18	3,750	3,762
Progress Energy Inc.	5.625%	1/15/16	486	512
PSEG Power LLC	5.500%	12/1/15	975	1,021
PSEG Power LLC	2.750%	9/15/16	300	308

PSEG Power LLC	5.320%	9/15/16	450	484
PSEG Power LLC	2.450%	11/15/18	3,000	3,032
Public Service Co. of Colorado	5.125%	6/1/19	3,525	4,011
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,491
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,498
Public Service Electric & Gas Co.	2.300%	9/15/18	1,600	1,637
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,178
San Diego Gas & Electric Co.	5.300%	11/15/15	300	313
Sierra Pacific Power Co.	6.000%	5/15/16	5,150	5,533
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,529
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,325	2,747
Southern California Edison Co.	5.000%	1/15/16	1,200	1,260
Southern California Edison Co.	1.125%	5/1/17	4,265	4,267
Southern California Edison Co.	5.500%	8/15/18	3,700	4,207
Southern Co.	1.950%	9/1/16	1,950	1,984
Southern Co.	1.300%	8/15/17	2,350	2,352
Southern Co.	2.450%	9/1/18	3,500	3,591
Southern Co.	2.150%	9/1/19	4,175	4,170
Southern Power Co.	4.875%	7/15/15	4,212	4,326
Southwestern Electric Power Co.	5.550%	1/15/17	675	735
Southwestern Electric Power Co.	5.875%	3/1/18	2,875	3,232
Southwestern Electric Power Co.	6.450%	1/15/19	3,570	4,186
Southwestern Public Service Co.	8.750%	12/1/18	155	195
Tampa Electric Co.	6.100%	5/15/18	2,150	2,467
TECO Finance Inc.	4.000%	3/15/16	725	752
TECO Finance Inc.	6.572%	11/1/17	2,385	2,667
TransAlta Corp.	6.650%	5/15/18	2,100	2,371
Union Electric Co.	6.400%	6/15/17	4,215	4,744
Union Electric Co.	6.700%	2/1/19	4,075	4,849
Virginia Electric & Power Co.	5.400%	1/15/16	5,400	5,683
Virginia Electric & Power Co.	5.950%	9/15/17	1,700	1,916
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,078
Virginia Electric & Power Co.	5.400%	4/30/18	4,900	5,519
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,260
2 Wisconsin Energy Corp.	6.250%	5/15/67	3,170	3,233
Wisconsin Power & Light Co.	5.000%	7/15/19	1,725	1,943
Xcel Energy Inc.	0.750%	5/9/16	3,350	3,347

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	839
AGL Capital Corp.	5.250%	8/15/19	2,825	3,181
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,585
Atmos Energy Corp.	8.500%	3/15/19	1,775	2,224
British Transco Finance Inc.	6.625%	6/1/18	1,985	2,318
National Grid plc	6.300%	8/1/16	5,200	5,657
ONE Gas Inc.	2.070%	2/1/19	2,600	2,614
Sempra Energy	6.500%	6/1/16	5,882	6,367
Sempra Energy	2.300%	4/1/17	4,150	4,249
Sempra Energy	6.150%	6/15/18	7,925	9,054

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,364
Veolia Environnement SA	6.000%	6/1/18	2,050	2,341

				547,344
Total Corporate Bonds (Cost $10,238,089)				10,315,434

Sovereign Bond (U.S. Dollar-Denominated) (0.0%)
Industrial & Commercial Bank of China Ltd.
(Cost $4,700)	2.351%	11/13/17	4,700	4,723

Taxable Municipal Bonds (0.0%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,440	1,626
Stanford University California GO	4.750%	5/1/19	1,800	2,013
Total Taxable Municipal Bonds (Cost $3,621)				3,639
			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
4 Vanguard Market Liquidity Fund (Cost
$216,969)	0.116%		216,969,187	216,969

Total Investments (100.8%) (Cost $10,654,308)				10,731,775
Other Assets and Liabilities-Net (-0.8%)				(80,868)
Net Assets (100%)				10,650,907
1 Securities with a value of $601,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $64,098,000, representing 0.6% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Short-Term Corporate Bond Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2015	69	8,245	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	191,010	—
Corporate Bonds	—	10,315,434	—
Sovereign Bonds	—	4,723	—
Taxable Municipal Bonds	—	3,639	—
Temporary Cash Investments	216,969	—	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(110)	—	—
Total	216,860	10,514,806	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2014, the cost of investment securities for tax purposes was $10,655,828,000. Net unrealized appreciation of investment securities for tax purposes was $75,947,000, consisting of unrealized gains of $83,724,000 on securities that had risen in value since their purchase and $7,777,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
United States Treasury Note/Bond	2.250%	11/30/17	10	10
United States Treasury Note/Bond	1.500%	10/31/19	9,500	9,497
United States Treasury Note/Bond	1.500%	11/30/19	205	205
United States Treasury Note/Bond	2.625%	11/15/20	110	115
United States Treasury Note/Bond	2.375%	8/15/24	240	244
Total U.S. Government and Agency Obligations (Cost $10,061)				10,071
Corporate Bonds (98.4%)
Finance (31.7%)
Banking (18.2%)
Abbey National Treasury Services plc	4.000%	3/13/24	4,100	4,296
American Express Co.	2.650%	12/2/22	6,013	5,870
Bancolombia SA	5.950%	6/3/21	4,600	5,096
Bank of America Corp.	5.625%	7/1/20	10,420	11,926
Bank of America Corp.	5.875%	1/5/21	4,175	4,839
Bank of America Corp.	5.000%	5/13/21	6,245	6,931
Bank of America Corp.	5.700%	1/24/22	11,675	13,553
Bank of America Corp.	3.300%	1/11/23	18,825	18,857
Bank of America Corp.	4.100%	7/24/23	6,850	7,219
Bank of America Corp.	4.125%	1/22/24	11,400	12,002
Bank of America Corp.	4.000%	4/1/24	11,875	12,396
Bank of America Corp.	4.200%	8/26/24	12,000	12,215
Bank of Montreal	2.550%	11/6/22	3,400	3,313
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,692
Bank of New York Mellon Corp.	4.150%	2/1/21	650	709
Bank of New York Mellon Corp.	3.550%	9/23/21	5,400	5,644
Bank of New York Mellon Corp.	3.650%	2/4/24	2,550	2,658
Bank of New York Mellon Corp.	3.400%	5/15/24	1,525	1,557
Bank of New York Mellon Corp.	3.250%	9/11/24	4,300	4,323
Bank of Nova Scotia	4.375%	1/13/21	2,450	2,714
Bank of Nova Scotia	2.800%	7/21/21	4,379	4,404
Barclays Bank plc	5.125%	1/8/20	6,590	7,450
Barclays Bank plc	5.140%	10/14/20	4,100	4,485
Barclays Bank plc	3.750%	5/15/24	8,450	8,690
BB&T Corp.	3.950%	3/22/22	1,909	2,010
BNP Paribas SA	5.000%	1/15/21	10,140	11,401
BNP Paribas SA	3.250%	3/3/23	7,500	7,627
BPCE SA	4.000%	4/15/24	6,750	7,053
Branch Banking & Trust Co.	2.850%	4/1/21	2,000	2,017
Capital One Bank USA NA	3.375%	2/15/23	5,755	5,706
Capital One Financial Corp.	4.750%	7/15/21	5,554	6,149
Capital One Financial Corp.	3.500%	6/15/23	3,265	3,283
Capital One Financial Corp.	3.750%	4/24/24	1,900	1,941
Capital One NA	2.950%	7/23/21	5,500	5,502
Citigroup Inc.	5.375%	8/9/20	10,149	11,607
Citigroup Inc.	4.500%	1/14/22	7,075	7,743
Citigroup Inc.	4.050%	7/30/22	4,100	4,251
Citigroup Inc.	3.375%	3/1/23	6,575	6,650
Citigroup Inc.	3.500%	5/15/23	5,775	5,681

Citigroup Inc.	3.875%	10/25/23	7,600	7,836
Citigroup Inc.	3.750%	6/16/24	4,700	4,812
Citigroup Inc.	4.000%	8/5/24	1,800	1,809
City National Corp.	5.250%	9/15/20	1,450	1,630
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	5,290	5,833
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	11,800	12,568
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	6,625	6,763
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	8,625	9,146
Credit Suisse	5.400%	1/14/20	4,725	5,317
Credit Suisse	4.375%	8/5/20	5,660	6,181
Credit Suisse	3.000%	10/29/21	8,100	8,098
Credit Suisse	3.625%	9/9/24	11,000	11,180
Deutsche Bank AG	3.700%	5/30/24	6,775	6,925
1 Deutsche Bank AG	4.296%	5/24/28	5,750	5,619
Discover Bank	7.000%	4/15/20	3,475	4,135
Discover Bank	3.200%	8/9/21	2,600	2,613
Discover Bank	4.200%	8/8/23	3,550	3,717
Discover Financial Services	3.850%	11/21/22	3,202	3,236
Discover Financial Services	3.950%	11/6/24	2,100	2,113
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,876
Fifth Third Bancorp	4.300%	1/16/24	2,450	2,568
Fifth Third Bank	2.875%	10/1/21	3,400	3,398
First Niagara Financial Group Inc.	6.750%	3/19/20	2,100	2,373
FirstMerit Corp.	4.350%	2/4/23	1,125	1,182
Goldman Sachs Group Inc.	5.375%	3/15/20	10,404	11,740
Goldman Sachs Group Inc.	6.000%	6/15/20	8,945	10,360
Goldman Sachs Group Inc.	5.250%	7/27/21	13,870	15,653
Goldman Sachs Group Inc.	5.750%	1/24/22	15,983	18,450
Goldman Sachs Group Inc.	3.625%	1/22/23	10,800	10,959
Goldman Sachs Group Inc.	4.000%	3/3/24	14,250	14,734
Goldman Sachs Group Inc.	3.850%	7/8/24	8,000	8,183
HSBC Bank USA NA	4.875%	8/24/20	4,930	5,485
HSBC Holdings plc	5.100%	4/5/21	8,775	9,915
HSBC Holdings plc	4.875%	1/14/22	3,350	3,755
HSBC Holdings plc	4.000%	3/30/22	8,100	8,642
HSBC Holdings plc	4.250%	3/14/24	9,800	10,145
HSBC USA Inc.	5.000%	9/27/20	3,500	3,872
HSBC USA Inc.	3.500%	6/23/24	4,100	4,223
Huntington Bancshares Inc.	7.000%	12/15/20	1,875	2,270
Intesa Sanpaolo SPA	5.250%	1/12/24	5,500	6,058
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,249
JPMorgan Chase & Co.	4.400%	7/22/20	8,425	9,207
JPMorgan Chase & Co.	4.250%	10/15/20	10,100	10,929
JPMorgan Chase & Co.	4.625%	5/10/21	6,725	7,420
JPMorgan Chase & Co.	4.350%	8/15/21	9,650	10,493
JPMorgan Chase & Co.	4.500%	1/24/22	12,750	13,983
JPMorgan Chase & Co.	3.250%	9/23/22	12,075	12,211
JPMorgan Chase & Co.	3.200%	1/25/23	11,675	11,712
JPMorgan Chase & Co.	3.375%	5/1/23	7,675	7,558
JPMorgan Chase & Co.	3.875%	2/1/24	7,675	8,036
JPMorgan Chase & Co.	3.625%	5/13/24	9,675	9,924
JPMorgan Chase & Co.	3.875%	9/10/24	12,000	12,077
KeyCorp	5.100%	3/24/21	3,350	3,773

Lloyds Bank plc	6.375%	1/21/21	3,333	4,030
Lloyds Banking Group plc	4.500%	11/4/24	3,900	3,932
Morgan Stanley	5.500%	1/26/20	7,850	8,869
Morgan Stanley	5.500%	7/24/20	6,586	7,483
Morgan Stanley	5.750%	1/25/21	8,183	9,439
Morgan Stanley	5.500%	7/28/21	9,425	10,808
Morgan Stanley	4.875%	11/1/22	7,850	8,480
Morgan Stanley	3.750%	2/25/23	7,875	8,085
Morgan Stanley	4.100%	5/22/23	9,575	9,784
Morgan Stanley	3.875%	4/29/24	12,850	13,196
Morgan Stanley	3.700%	10/23/24	12,575	12,715
MUFG Americas Holdings Corp.	3.500%	6/18/22	2,550	2,629
National Australia Bank Ltd.	3.000%	1/20/23	2,575	2,568
Northern Trust Corp.	3.450%	11/4/20	2,125	2,265
Northern Trust Corp.	3.375%	8/23/21	1,750	1,847
Northern Trust Corp.	2.375%	8/2/22	2,375	2,310
People's United Bank	4.000%	7/15/24	1,500	1,506
People's United Financial Inc.	3.650%	12/6/22	2,150	2,166
PNC Bank NA	2.700%	11/1/22	4,475	4,318
PNC Bank NA	2.950%	1/30/23	2,675	2,624
PNC Bank NA	3.800%	7/25/23	2,150	2,229
PNC Bank NA	3.300%	10/30/24	825	834
PNC Financial Services Group Inc.	2.854%	11/9/22	1,350	1,324
PNC Financial Services Group Inc.	3.900%	4/29/24	2,775	2,837
PNC Funding Corp.	5.125%	2/8/20	4,227	4,783
PNC Funding Corp.	4.375%	8/11/20	1,250	1,372
PNC Funding Corp.	3.300%	3/8/22	9,002	9,209
Royal Bank of Scotland plc	5.625%	8/24/20	4,138	4,750
Royal Bank of Scotland plc	6.125%	1/11/21	2,900	3,429
State Street Corp.	4.375%	3/7/21	2,675	2,963
State Street Corp.	3.100%	5/15/23	3,250	3,199
State Street Corp.	3.700%	11/20/23	3,735	3,914
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,516
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	776
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	3,100	3,302
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,575	3,801
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,600	1,634
SunTrust Bank	2.750%	5/1/23	3,175	3,076
Synchrony Financial	3.750%	8/15/21	2,600	2,663
Synchrony Financial	4.250%	8/15/24	4,800	4,905
UBS AG	4.875%	8/4/20	6,677	7,496
US Bancorp	4.125%	5/24/21	3,356	3,660
US Bancorp	3.000%	3/15/22	3,350	3,395
US Bancorp	2.950%	7/15/22	5,925	5,847
US Bancorp	3.700%	1/30/24	2,550	2,672
US Bancorp	3.600%	9/11/24	3,425	3,471
Wells Fargo & Co.	3.000%	1/22/21	4,950	5,061
Wells Fargo & Co.	4.600%	4/1/21	9,222	10,232
Wells Fargo & Co.	3.500%	3/8/22	11,500	11,983
Wells Fargo & Co.	3.450%	2/13/23	7,925	7,961
Wells Fargo & Co.	4.125%	8/15/23	5,000	5,257
Wells Fargo & Co.	4.480%	1/16/24	3,200	3,408
Wells Fargo & Co.	3.300%	9/9/24	8,000	8,049

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,125	2,230
Ameriprise Financial Inc.	5.300%	3/15/20	1,475	1,686

Ameriprise Financial Inc.	4.000%	10/15/23	5,275	5,567
Ameriprise Financial Inc.	3.700%	10/15/24	1,400	1,429
BlackRock Inc.	5.000%	12/10/19	4,950	5,631
BlackRock Inc.	4.250%	5/24/21	1,700	1,870
BlackRock Inc.	3.375%	6/1/22	2,375	2,458
BlackRock Inc.	3.500%	3/18/24	4,400	4,514
Charles Schwab Corp.	4.450%	7/22/20	2,350	2,605
Charles Schwab Corp.	3.225%	9/1/22	575	588
CME Group Inc.	3.000%	9/15/22	2,700	2,744
Eaton Vance Corp.	3.625%	6/15/23	1,000	1,020
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,776
IntercontinentalExchange Group Inc.	4.000%	10/15/23	2,975	3,142
Invesco Finance plc	3.125%	11/30/22	3,300	3,300
Invesco Finance plc	4.000%	1/30/24	3,700	3,878
Jefferies Group LLC	6.875%	4/15/21	2,885	3,399
Jefferies Group LLC	5.125%	1/20/23	1,900	2,041
Lazard Group LLC	4.250%	11/14/20	1,575	1,676
Legg Mason Inc.	3.950%	7/15/24	875	893
Leucadia National Corp.	5.500%	10/18/23	3,025	3,180
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,100	2,331
NASDAQ OMX Group Inc.	4.250%	6/1/24	1,750	1,786
Nomura Holdings Inc.	6.700%	3/4/20	5,775	6,874
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,000	2,304

Finance Companies (2.2%)
Air Lease Corp.	4.750%	3/1/20	2,000	2,138
Air Lease Corp.	3.875%	4/1/21	1,875	1,884
Air Lease Corp.	4.250%	9/15/24	1,875	1,887
Ares Capital Corp.	3.875%	1/15/20	1,200	1,203
Block Financial LLC	5.500%	11/1/22	2,675	2,913
FS Investment Corp.	4.250%	1/15/20	700	700
GATX Corp.	2.600%	3/30/20	1,900	1,885
GATX Corp.	4.750%	6/15/22	1,275	1,397
GATX Corp.	3.900%	3/30/23	725	756
General Electric Capital Corp.	2.100%	12/11/19	950	961
General Electric Capital Corp.	5.500%	1/8/20	6,575	7,607
General Electric Capital Corp.	5.550%	5/4/20	5,451	6,314
General Electric Capital Corp.	4.375%	9/16/20	9,575	10,533
General Electric Capital Corp.	4.625%	1/7/21	9,338	10,444
General Electric Capital Corp.	5.300%	2/11/21	7,900	9,022
General Electric Capital Corp.	4.650%	10/17/21	11,425	12,802
General Electric Capital Corp.	3.150%	9/7/22	7,850	8,021
2 General Electric Capital Corp.	3.100%	1/9/23	9,400	9,524
General Electric Capital Corp.	3.450%	5/15/24	5,000	5,148
HSBC Finance Corp.	6.676%	1/15/21	11,172	13,228
Prospect Capital Corp.	5.875%	3/15/23	950	1,001

Insurance (5.0%)
ACE INA Holdings Inc.	2.700%	3/13/23	2,022	1,977
ACE INA Holdings Inc.	3.350%	5/15/24	3,400	3,454
AEGON Funding Co. LLC	5.750%	12/15/20	1,520	1,767
Aetna Inc.	3.950%	9/1/20	5,235	5,585
Aetna Inc.	4.125%	6/1/21	300	323
Aetna Inc.	2.750%	11/15/22	3,900	3,787
Aetna Inc.	3.500%	11/15/24	1,300	1,306
Aflac Inc.	4.000%	2/15/22	1,300	1,386
Aflac Inc.	3.625%	6/15/23	6,100	6,180

Alleghany Corp.	5.625%	9/15/20	300	340
Alleghany Corp.	4.950%	6/27/22	3,225	3,566
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	421
Allstate Corp.	3.150%	6/15/23	2,625	2,638
1 Allstate Corp.	5.750%	8/15/53	2,825	2,987
Alterra Finance LLC	6.250%	9/30/20	1,520	1,774
American International Group Inc.	3.375%	8/15/20	4,950	5,148
American International Group Inc.	6.400%	12/15/20	5,549	6,659
American International Group Inc.	4.875%	6/1/22	4,650	5,210
American International Group Inc.	4.125%	2/15/24	4,375	4,643
Anthem Inc.	4.350%	8/15/20	5,025	5,483
Anthem Inc.	3.700%	8/15/21	1,705	1,789
Anthem Inc.	3.125%	5/15/22	2,550	2,552
Anthem Inc.	3.300%	1/15/23	4,400	4,389
Anthem Inc.	3.500%	8/15/24	1,943	1,944
Aon Corp.	5.000%	9/30/20	1,725	1,940
Aon plc	4.000%	11/27/23	1,625	1,708
Aon plc	3.500%	6/14/24	2,700	2,734
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	115
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,150	2,240
Assurant Inc.	4.000%	3/15/23	1,800	1,841
Axis Specialty Finance LLC	5.875%	6/1/20	1,692	1,937
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,425	2,501
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,174	3,503
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,350	4,409
Berkshire Hathaway Inc.	3.750%	8/15/21	2,375	2,550
Berkshire Hathaway Inc.	3.000%	2/11/23	1,975	1,988
Brown & Brown Inc.	4.200%	9/15/24	1,925	1,949
Cigna Corp.	5.125%	6/15/20	822	923
Cigna Corp.	4.500%	3/15/21	2,924	3,197
Cigna Corp.	4.000%	2/15/22	2,425	2,551
CNA Financial Corp.	5.875%	8/15/20	2,202	2,542
CNA Financial Corp.	5.750%	8/15/21	1,500	1,723
CNA Financial Corp.	3.950%	5/15/24	2,400	2,460
Coventry Health Care Inc.	5.450%	6/15/21	3,200	3,667
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,062
First American Financial Corp.	4.300%	2/1/23	725	728
First American Financial Corp.	4.600%	11/15/24	1,200	1,215
Hanover Insurance Group Inc.	6.375%	6/15/21	725	834
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,629	2,991
Hartford Financial Services Group Inc.	5.125%	4/15/22	3,300	3,717
Humana Inc.	3.150%	12/1/22	1,833	1,814
Humana Inc.	3.850%	10/1/24	2,750	2,773
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	613
Lincoln National Corp.	6.250%	2/15/20	1,350	1,586
Lincoln National Corp.	4.200%	3/15/22	2,472	2,622
Lincoln National Corp.	4.000%	9/1/23	1,000	1,041
Loews Corp.	2.625%	5/15/23	3,900	3,714
Manulife Financial Corp.	4.900%	9/17/20	2,475	2,737
Markel Corp.	5.350%	6/1/21	380	427
Markel Corp.	4.900%	7/1/22	2,375	2,610
Markel Corp.	3.625%	3/30/23	1,025	1,034
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,425	2,706
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	876
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,875	2,918
MetLife Inc.	4.750%	2/8/21	5,900	6,575
MetLife Inc.	3.048%	12/15/22	1,775	1,766

MetLife Inc.	4.368%	9/15/23	3,000	3,242
MetLife Inc.	3.600%	4/10/24	3,075	3,155
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	693
Navigators Group Inc.	5.750%	10/15/23	1,000	1,101
Old Republic International Corp.	4.875%	10/1/24	1,700	1,766
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	753
PartnerRe Finance B LLC	5.500%	6/1/20	2,095	2,374
Primerica Inc.	4.750%	7/15/22	750	823
Principal Financial Group Inc.	3.300%	9/15/22	725	733
Principal Financial Group Inc.	3.125%	5/15/23	2,508	2,475
ProAssurance Corp.	5.300%	11/15/23	700	768
Progressive Corp.	3.750%	8/23/21	2,763	2,950
Prudential Financial Inc.	5.375%	6/21/20	2,474	2,812
Prudential Financial Inc.	4.500%	11/15/20	2,450	2,680
Prudential Financial Inc.	4.500%	11/16/21	2,680	2,930
Prudential Financial Inc.	3.500%	5/15/24	3,000	3,018
1 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,327
1 Prudential Financial Inc.	5.625%	6/15/43	6,250	6,477
1 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,326
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,398
Reinsurance Group of America Inc.	4.700%	9/15/23	1,900	2,040
Torchmark Corp.	3.800%	9/15/22	700	723
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,215
Trinity Acquisition plc	4.625%	8/15/23	725	762
UnitedHealth Group Inc.	3.875%	10/15/20	2,025	2,168
UnitedHealth Group Inc.	4.700%	2/15/21	1,850	2,072
UnitedHealth Group Inc.	3.375%	11/15/21	2,075	2,175
UnitedHealth Group Inc.	2.875%	3/15/22	3,550	3,554
UnitedHealth Group Inc.	2.750%	2/15/23	3,650	3,575
UnitedHealth Group Inc.	2.875%	3/15/23	2,900	2,874
Unum Group	5.625%	9/15/20	1,325	1,519
Unum Group	4.000%	3/15/24	1,500	1,536
Voya Financial Inc.	5.500%	7/15/22	2,600	2,929
Willis Group Holdings plc	5.750%	3/15/21	2,015	2,256
WR Berkley Corp.	5.375%	9/15/20	1,450	1,627
WR Berkley Corp.	4.625%	3/15/22	1,500	1,616
XLIT Ltd.	5.750%	10/1/21	2,265	2,622
XLIT Ltd.	6.375%	11/15/24	680	809

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	964

Real Estate Investment Trusts (4.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,850	1,845
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,825	1,936
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,025	1,035
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,600	1,600
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	1,900	1,927
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	1,550	1,477
AvalonBay Communities Inc.	3.625%	10/1/20	1,600	1,673
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,063
AvalonBay Communities Inc.	2.950%	9/15/22	3,114	3,066
AvalonBay Communities Inc.	2.850%	3/15/23	600	580
AvalonBay Communities Inc.	4.200%	12/15/23	1,900	2,021

AvalonBay Communities Inc.	3.500%	11/15/24	1,400	1,405
BioMed Realty LP	4.250%	7/15/22	3,000	3,105
Boston Properties LP	5.625%	11/15/20	3,910	4,496
Boston Properties LP	4.125%	5/15/21	2,675	2,851
Boston Properties LP	3.850%	2/1/23	4,655	4,831
Boston Properties LP	3.125%	9/1/23	1,475	1,446
Boston Properties LP	3.800%	2/1/24	2,175	2,220
Brandywine Operating Partnership LP	3.950%	2/15/23	625	629
Brandywine Operating Partnership LP	4.100%	10/1/24	925	925
Camden Property Trust	4.625%	6/15/21	2,100	2,303
Camden Property Trust	2.950%	12/15/22	2,925	2,862
CBL & Associates LP	5.250%	12/1/23	2,925	3,138
CBL & Associates LP	4.600%	10/15/24	500	509
Corporate Office Properties LP	3.700%	6/15/21	800	800
Corporate Office Properties LP	3.600%	5/15/23	975	941
Corporate Office Properties LP	5.250%	2/15/24	2,250	2,426
CubeSmart LP	4.800%	7/15/22	575	629
CubeSmart LP	4.375%	12/15/23	1,150	1,222
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,249
DDR Corp.	7.875%	9/1/20	2,200	2,733
DDR Corp.	3.500%	1/15/21	1,950	1,978
DDR Corp.	4.625%	7/15/22	2,199	2,350
DDR Corp.	3.375%	5/15/23	1,100	1,071
Digital Realty Trust LP	5.875%	2/1/20	3,200	3,608
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,372
Digital Realty Trust LP	3.625%	10/1/22	775	762
Duke Realty LP	6.750%	3/15/20	1,650	1,958
Duke Realty LP	3.875%	2/15/21	1,000	1,044
Duke Realty LP	3.875%	10/15/22	1,650	1,698
Duke Realty LP	3.750%	12/1/24	1,800	1,807
EPR Properties	7.750%	7/15/20	500	603
EPR Properties	5.750%	8/15/22	1,300	1,438
EPR Properties	5.250%	7/15/23	925	985
Equity Commonwealth	5.875%	9/15/20	800	879
Equity One Inc.	3.750%	11/15/22	1,100	1,101
ERP Operating LP	4.750%	7/15/20	3,350	3,714
ERP Operating LP	4.625%	12/15/21	2,650	2,925
ERP Operating LP	3.000%	4/15/23	2,375	2,334
Essex Portfolio LP	3.625%	8/15/22	800	816
Essex Portfolio LP	3.375%	1/15/23	1,996	1,986
Essex Portfolio LP	3.250%	5/1/23	1,075	1,057
Essex Portfolio LP	3.875%	5/1/24	1,400	1,433
Excel Trust LP	4.625%	5/15/24	825	852
Federal Realty Investment Trust	3.000%	8/1/22	575	575
Federal Realty Investment Trust	2.750%	6/1/23	2,925	2,827
HCP Inc.	2.625%	2/1/20	5,925	5,888
HCP Inc.	5.375%	2/1/21	2,858	3,209
HCP Inc.	3.150%	8/1/22	1,525	1,496
HCP Inc.	4.250%	11/15/23	2,600	2,723
HCP Inc.	4.200%	3/1/24	275	286
Health Care REIT Inc.	6.125%	4/15/20	2,025	2,347
Health Care REIT Inc.	4.950%	1/15/21	1,760	1,930
Health Care REIT Inc.	5.250%	1/15/22	2,265	2,515
Health Care REIT Inc.	3.750%	3/15/23	2,025	2,040
Health Care REIT Inc.	4.500%	1/15/24	2,125	2,238
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,525	1,722
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,131

Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,025	1,030
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	867
Highwoods Realty LP	3.200%	6/15/21	1,400	1,395
Highwoods Realty LP	3.625%	1/15/23	700	701
Hospitality Properties Trust	5.000%	8/15/22	1,725	1,838
Hospitality Properties Trust	4.500%	6/15/23	1,375	1,409
Hospitality Properties Trust	4.650%	3/15/24	725	751
Kilroy Realty LP	3.800%	1/15/23	2,375	2,409
Kimco Realty Corp.	3.200%	5/1/21	2,300	2,329
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,076
Lexington Realty Trust	4.250%	6/15/23	1,325	1,348
Lexington Realty Trust	4.400%	6/15/24	1,200	1,227
Liberty Property LP	4.750%	10/1/20	525	572
Liberty Property LP	4.125%	6/15/22	3,100	3,234
Liberty Property LP	3.375%	6/15/23	1,225	1,205
Liberty Property LP	4.400%	2/15/24	1,825	1,914
Mack-Cali Realty LP	4.500%	4/18/22	980	996
Mack-Cali Realty LP	3.150%	5/15/23	500	463
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,870
Mid-America Apartments LP	3.750%	6/15/24	1,450	1,460
National Retail Properties Inc.	5.500%	7/15/21	300	342
National Retail Properties Inc.	3.800%	10/15/22	2,225	2,308
National Retail Properties Inc.	3.300%	4/15/23	900	885
National Retail Properties Inc.	3.900%	6/15/24	2,375	2,421
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,720
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,000	2,150
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,850	1,910
Piedmont Operating Partnership LP	3.400%	6/1/23	700	684
Piedmont Operating Partnership LP	4.450%	3/15/24	2,675	2,750
ProLogis LP	6.875%	3/15/20	3,150	3,743
Prologis LP	3.350%	2/1/21	1,500	1,525
ProLogis LP	4.250%	8/15/23	2,550	2,691
Realty Income Corp.	5.750%	1/15/21	450	516
Realty Income Corp.	3.250%	10/15/22	2,020	2,003
Realty Income Corp.	4.650%	8/1/23	3,725	4,012
Realty Income Corp.	3.875%	7/15/24	2,500	2,544
Regency Centers LP	4.800%	4/15/21	500	549
Regency Centers LP	3.750%	6/15/24	650	660
Retail Opportunity Investments Corp.	5.000%	12/15/23	750	815
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,641
Simon Property Group LP	5.650%	2/1/20	3,826	4,441
Simon Property Group LP	4.375%	3/1/21	3,865	4,247
Simon Property Group LP	4.125%	12/1/21	4,450	4,841
Simon Property Group LP	3.375%	3/15/22	2,179	2,253
Simon Property Group LP	2.750%	2/1/23	1,700	1,664
Simon Property Group LP	3.750%	2/1/24	2,525	2,644
Simon Property Group LP	3.375%	10/1/24	2,775	2,817
Tanger Properties LP	3.875%	12/1/23	1,750	1,795
Tanger Properties LP	3.750%	12/1/24	1,000	1,006
UDR Inc.	3.700%	10/1/20	1,350	1,402
UDR Inc.	4.625%	1/10/22	1,700	1,843
UDR Inc.	3.750%	7/1/24	1,500	1,509
Ventas Realty LP	3.750%	5/1/24	2,800	2,812
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,125	3,115
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,045	3,324
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	940
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	950	935

Vornado Realty LP	5.000%	1/15/22	1,200	1,317
Washington REIT	4.950%	10/1/20	425	463
Washington REIT	3.950%	10/15/22	1,050	1,065
Weingarten Realty Investors	3.375%	10/15/22	600	597
Weingarten Realty Investors	3.500%	4/15/23	1,175	1,169
Weingarten Realty Investors	4.450%	1/15/24	725	768
WP Carey Inc.	4.600%	4/1/24	2,100	2,205
				1,575,514
Industrial (61.3%)
Basic Industry (6.2%)
Agrium Inc.	3.150%	10/1/22	1,905	1,876
Agrium Inc.	3.500%	6/1/23	3,925	3,830
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,695
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,375
Air Products & Chemicals Inc.	3.350%	7/31/24	1,475	1,512
Airgas Inc.	2.900%	11/15/22	1,050	1,036
Airgas Inc.	3.650%	7/15/24	1,750	1,788
Albemarle Corp.	3.000%	12/1/19	1,475	1,484
Albemarle Corp.	4.500%	12/15/20	925	1,003
Albemarle Corp.	4.150%	12/1/24	825	842
Barrick Gold Corp.	3.850%	4/1/22	5,325	5,200
Barrick Gold Corp.	4.100%	5/1/23	5,371	5,243
Barrick North America Finance LLC	4.400%	5/30/21	5,751	5,933
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	200	217
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,825	7,046
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,905	5,912
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,525	3,690
Braskem Finance Ltd.	6.450%	2/3/24	2,675	2,790
Cabot Corp.	3.700%	7/15/22	1,350	1,362
Carpenter Technology Corp.	5.200%	7/15/21	200	218
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,558
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,325	2,394
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,600	2,596
CF Industries Inc.	7.125%	5/1/20	4,490	5,399
CF Industries Inc.	3.450%	6/1/23	2,150	2,135
Cytec Industries Inc.	3.500%	4/1/23	725	726
Domtar Corp.	4.400%	4/1/22	446	461
Dow Chemical Co.	4.250%	11/15/20	5,200	5,626
Dow Chemical Co.	4.125%	11/15/21	4,448	4,747
Dow Chemical Co.	3.000%	11/15/22	6,818	6,730
Dow Chemical Co.	3.500%	10/1/24	2,700	2,692
Eastman Chemical Co.	2.700%	1/15/20	1,500	1,517
Eastman Chemical Co.	4.500%	1/15/21	500	544
Eastman Chemical Co.	3.600%	8/15/22	3,350	3,428
Ecolab Inc.	4.350%	12/8/21	4,375	4,794
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,425	3,811
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,527
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,052
EI du Pont de Nemours & Co.	2.800%	2/15/23	4,700	4,623
FMC Corp.	3.950%	2/1/22	2,775	2,919
FMC Corp.	4.100%	2/1/24	2,150	2,249
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,067	4,044
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	9,275	9,034
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	6,605	6,499
Georgia-Pacific LLC	8.000%	1/15/24	2,080	2,773
Goldcorp Inc.	3.625%	6/9/21	2,000	2,004

Goldcorp Inc.	3.700%	3/15/23	4,200	4,116
International Paper Co.	7.500%	8/15/21	3,740	4,676
International Paper Co.	4.750%	2/15/22	2,550	2,789
International Paper Co.	3.650%	6/15/24	4,500	4,469
Kinross Gold Corp.	5.125%	9/1/21	2,550	2,438
3 Kinross Gold Corp.	5.950%	3/15/24	1,300	1,242
LYB International Finance BV	4.000%	7/15/23	3,000	3,118
LyondellBasell Industries NV	6.000%	11/15/21	4,975	5,783
LyondellBasell Industries NV	5.750%	4/15/24	2,525	2,922
Methanex Corp.	3.250%	12/15/19	1,025	1,035
Monsanto Co.	2.750%	7/15/21	5,400	5,392
Monsanto Co.	3.375%	7/15/24	2,500	2,524
Mosaic Co.	3.750%	11/15/21	1,925	2,003
Mosaic Co.	4.250%	11/15/23	3,250	3,396
NewMarket Corp.	4.100%	12/15/22	1,050	1,078
Newmont Mining Corp.	3.500%	3/15/22	5,757	5,309
Nucor Corp.	4.125%	9/15/22	2,630	2,818
Nucor Corp.	4.000%	8/1/23	975	1,019
Packaging Corp. of America	3.900%	6/15/22	1,675	1,721
Packaging Corp. of America	4.500%	11/1/23	3,805	4,033
Packaging Corp. of America	3.650%	9/15/24	1,000	995
Plains Exploration & Production Co.	6.500%	11/15/20	5,138	5,588
Plains Exploration & Production Co.	6.625%	5/1/21	1,298	1,425
Plains Exploration & Production Co.	6.750%	2/1/22	2,814	3,141
Plains Exploration & Production Co.	6.875%	2/15/23	2,759	3,111
Plum Creek Timberlands LP	4.700%	3/15/21	2,500	2,702
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,475	3,883
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	2,575	2,674
PPG Industries Inc.	3.600%	11/15/20	5,602	5,882
Praxair Inc.	4.050%	3/15/21	1,775	1,924
Praxair Inc.	3.000%	9/1/21	3,000	3,069
Praxair Inc.	2.450%	2/15/22	3,400	3,324
Praxair Inc.	2.200%	8/15/22	1,218	1,161
Rayonier Inc.	3.750%	4/1/22	725	745
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,675	1,684
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	5,125	5,325
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,379	3,575
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,950	5,132
Rio Tinto Finance USA plc	3.500%	3/22/22	3,100	3,133
Rio Tinto Finance USA plc	2.875%	8/21/22	3,881	3,735
Rock-Tenn Co.	3.500%	3/1/20	1,350	1,381
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,158
Rock-Tenn Co.	4.000%	3/1/23	2,120	2,171
RPM International Inc.	3.450%	11/15/22	1,775	1,745
Sigma-Aldrich Corp.	3.375%	11/1/20	240	250
Southern Copper Corp.	5.375%	4/16/20	2,900	3,192
Southern Copper Corp.	3.500%	11/8/22	1,200	1,185
Syngenta Finance NV	3.125%	3/28/22	1,700	1,721
Teck Resources Ltd.	4.500%	1/15/21	3,900	4,068
Teck Resources Ltd.	4.750%	1/15/22	1,286	1,310
Teck Resources Ltd.	3.750%	2/1/23	2,850	2,687
Vale Overseas Ltd.	4.625%	9/15/20	3,225	3,364
Vale Overseas Ltd.	4.375%	1/11/22	10,190	10,171
Valspar Corp.	4.200%	1/15/22	2,400	2,578
Westlake Chemical Corp.	3.600%	7/15/22	200	202
Weyerhaeuser Co.	4.625%	9/15/23	1,500	1,614

Yamana Gold Inc.	4.950%	7/15/24	1,735	1,709

Capital Goods (4.7%)
3M Co.	2.000%	6/26/22	1,475	1,425
ABB Finance USA Inc.	2.875%	5/8/22	3,975	3,977
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,125	1,266
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,484
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,865
Boeing Co.	4.875%	2/15/20	3,800	4,309
Boeing Co.	8.750%	8/15/21	300	412
Boeing Co.	2.350%	10/30/21	1,000	995
Boeing Co.	7.950%	8/15/24	1,115	1,570
Boeing Co.	2.850%	10/30/24	525	522
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,518
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,300	2,308
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,000	979
Caterpillar Financial Services Corp.	3.750%	11/24/23	2,200	2,330
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,045
Caterpillar Inc.	3.900%	5/27/21	2,478	2,691
Caterpillar Inc.	2.600%	6/26/22	3,300	3,265
Caterpillar Inc.	3.400%	5/15/24	6,100	6,276
Cooper US Inc.	3.875%	12/15/20	100	107
Crane Co.	4.450%	12/15/23	2,100	2,237
CRH America Inc.	5.750%	1/15/21	1,884	2,170
Danaher Corp.	3.900%	6/23/21	2,650	2,874
Deere & Co.	2.600%	6/8/22	4,050	4,008
Dover Corp.	4.300%	3/1/21	2,250	2,475
Eaton Corp.	2.750%	11/2/22	8,175	8,006
3 Embraer Overseas Ltd.	5.696%	9/16/23	3,361	3,611
Embraer SA	5.150%	6/15/22	1,300	1,388
Emerson Electric Co.	4.250%	11/15/20	1,075	1,186
Emerson Electric Co.	2.625%	2/15/23	2,650	2,627
Exelis Inc.	5.550%	10/1/21	1,200	1,293
Flowserve Corp.	3.500%	9/15/22	2,025	2,041
Flowserve Corp.	4.000%	11/15/23	1,075	1,111
General Dynamics Corp.	3.875%	7/15/21	1,800	1,949
General Dynamics Corp.	2.250%	11/15/22	5,300	5,110
General Electric Co.	2.700%	10/9/22	12,950	12,899
General Electric Co.	3.375%	3/11/24	3,000	3,119
Honeywell International Inc.	4.250%	3/1/21	3,867	4,309
Honeywell International Inc.	3.350%	12/1/23	1,900	1,980
IDEX Corp.	4.200%	12/15/21	1,550	1,630
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,037
Illinois Tool Works Inc.	3.500%	3/1/24	2,500	2,599
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,800	1,890
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	1,250	1,246
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,800	1,781
John Deere Capital Corp.	1.700%	1/15/20	525	514
John Deere Capital Corp.	2.800%	3/4/21	4,100	4,153
John Deere Capital Corp.	3.900%	7/12/21	2,900	3,136
John Deere Capital Corp.	3.150%	10/15/21	2,750	2,849
John Deere Capital Corp.	2.750%	3/15/22	1,900	1,901
John Deere Capital Corp.	2.800%	1/27/23	1,000	997
John Deere Capital Corp.	3.350%	6/12/24	800	820
Joy Global Inc.	5.125%	10/15/21	1,450	1,613
Kennametal Inc.	3.875%	2/15/22	350	359
L-3 Communications Corp.	4.750%	7/15/20	3,600	3,914

L-3 Communications Corp.	4.950%	2/15/21	3,800	4,152
L-3 Communications Corp.	3.950%	5/28/24	2,000	2,005
Leggett & Platt Inc.	3.800%	11/15/24	2,300	2,327
Lockheed Martin Corp.	3.350%	9/15/21	4,150	4,328
Mohawk Industries Inc.	3.850%	2/1/23	2,950	2,986
Northrop Grumman Corp.	3.500%	3/15/21	1,225	1,283
Northrop Grumman Corp.	3.250%	8/1/23	4,740	4,781
Owens Corning	4.200%	12/15/22	3,275	3,309
Parker Hannifin Corp.	3.500%	9/15/22	920	961
Pentair Finance SA	2.650%	12/1/19	500	502
Pentair Finance SA	5.000%	5/15/21	2,720	3,021
Pentair Finance SA	3.150%	9/15/22	1,300	1,282
Precision Castparts Corp.	2.500%	1/15/23	2,375	2,302
Raytheon Co.	4.400%	2/15/20	1,325	1,467
Raytheon Co.	3.125%	10/15/20	4,775	4,978
Raytheon Co.	2.500%	12/15/22	3,500	3,411
Republic Services Inc.	5.000%	3/1/20	3,242	3,637
Republic Services Inc.	5.250%	11/15/21	3,958	4,519
Republic Services Inc.	3.550%	6/1/22	2,608	2,678
Republic Services Inc.	4.750%	5/15/23	1,670	1,836
Rockwell Collins Inc.	3.100%	11/15/21	559	573
Rockwell Collins Inc.	3.700%	12/15/23	1,290	1,358
Roper Industries Inc.	3.125%	11/15/22	2,247	2,199
Snap-on Inc.	6.125%	9/1/21	1,410	1,663
Sonoco Products Co.	4.375%	11/1/21	775	831
Stanley Black & Decker Inc.	3.400%	12/1/21	1,775	1,843
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,490
Textron Inc.	3.650%	3/1/21	1,000	1,028
Textron Inc.	4.300%	3/1/24	1,500	1,573
3 Timken CO	3.875%	9/1/24	1,000	994
Tyco International Finance SA / Tyco Fire &
Security Finance SCA	6.875%	1/15/21	1,700	2,056
United Technologies Corp.	4.500%	4/15/20	5,990	6,688
United Technologies Corp.	3.100%	6/1/22	9,204	9,417
Valmont Industries Inc.	6.625%	4/20/20	668	788
Waste Management Inc.	4.750%	6/30/20	3,100	3,434
Waste Management Inc.	4.600%	3/1/21	780	862
Waste Management Inc.	2.900%	9/15/22	1,300	1,289
Waste Management Inc.	3.500%	5/15/24	1,750	1,776
Xylem Inc.	4.875%	10/1/21	2,350	2,590

Communication (9.3%)
21st Century Fox America Inc.	5.650%	8/15/20	1,600	1,845
21st Century Fox America Inc.	4.500%	2/15/21	3,350	3,677
21st Century Fox America Inc.	3.000%	9/15/22	4,900	4,874
21st Century Fox America Inc.	4.000%	10/1/23	650	687
3 21st Century Fox America Inc.	3.700%	9/15/24	1,150	1,184
America Movil SAB de CV	5.000%	3/30/20	8,831	9,860
America Movil SAB de CV	3.125%	7/16/22	6,862	6,826
American Tower Corp.	5.050%	9/1/20	4,406	4,817
American Tower Corp.	3.450%	9/15/21	1,800	1,783
American Tower Corp.	5.900%	11/1/21	2,374	2,691
American Tower Corp.	4.700%	3/15/22	2,750	2,894
American Tower Corp.	3.500%	1/31/23	7,390	7,171
AT&T Inc.	4.450%	5/15/21	4,705	5,135
AT&T Inc.	3.875%	8/15/21	6,354	6,675
AT&T Inc.	3.000%	2/15/22	5,950	5,929

AT&T Inc.	2.625%	12/1/22	5,875	5,644
AT&T Inc.	3.900%	3/11/24	5,100	5,274
CBS Corp.	5.750%	4/15/20	2,815	3,220
CBS Corp.	4.300%	2/15/21	1,700	1,838
CBS Corp.	3.375%	3/1/22	867	871
CBS Corp.	3.700%	8/15/24	2,750	2,751
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	5,600	5,581
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	4,288	6,178
Comcast Corp.	5.150%	3/1/20	3,525	4,030
Comcast Corp.	3.125%	7/15/22	3,725	3,814
Comcast Corp.	2.850%	1/15/23	4,250	4,230
Comcast Corp.	3.600%	3/1/24	6,875	7,174
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	4,815	5,407
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,620	3,916
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,950	4,369
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	7,606	7,793
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	4,725	4,966
Discovery Communications LLC	5.050%	6/1/20	4,675	5,166
Discovery Communications LLC	4.375%	6/15/21	2,700	2,890
Discovery Communications LLC	3.300%	5/15/22	1,800	1,781
Discovery Communications LLC	3.250%	4/1/23	1,800	1,756
GTE Corp.	8.750%	11/1/21	1,175	1,537
Historic TW Inc.	9.150%	2/1/23	2,195	3,009
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,992
Interpublic Group of Cos. Inc.	4.200%	4/15/24	2,925	2,974
Moody's Corp.	5.500%	9/1/20	3,500	4,023
Moody's Corp.	4.500%	9/1/22	1,771	1,903
Moody's Corp.	4.875%	2/15/24	2,800	3,040
NBCUniversal Media LLC	5.150%	4/30/20	8,115	9,300
NBCUniversal Media LLC	4.375%	4/1/21	6,951	7,681
NBCUniversal Media LLC	2.875%	1/15/23	4,850	4,832
Omnicom Group Inc.	4.450%	8/15/20	2,450	2,670
Omnicom Group Inc.	3.625%	5/1/22	7,150	7,327
Omnicom Group Inc.	3.650%	11/1/24	2,200	2,212
Orange SA	4.125%	9/14/21	3,500	3,754
Qwest Corp.	6.750%	12/1/21	4,040	4,671
Reed Elsevier Capital Inc.	3.125%	10/15/22	2,431	2,396
Rogers Communications Inc.	3.000%	3/15/23	1,950	1,906
Rogers Communications Inc.	4.100%	10/1/23	2,975	3,138
Scripps Networks Interactive Inc.	3.900%	11/15/24	1,900	1,932
Telefonica Emisiones SAU	5.134%	4/27/20	4,582	5,117
Telefonica Emisiones SAU	5.462%	2/16/21	8,170	9,258
Telefonica Emisiones SAU	4.570%	4/27/23	2,625	2,827
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,250	1,426
Thomson Reuters Corp.	3.950%	9/30/21	1,527	1,610
Thomson Reuters Corp.	4.300%	11/23/23	1,800	1,912
Thomson Reuters Corp.	3.850%	9/29/24	1,900	1,924
Time Warner Cable Inc.	5.000%	2/1/20	7,125	7,965
Time Warner Cable Inc.	4.125%	2/15/21	3,125	3,345
Time Warner Cable Inc.	4.000%	9/1/21	4,516	4,791

Time Warner Cos. Inc.	7.570%	2/1/24	1,220	1,586
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,230	3,018
Time Warner Inc.	4.875%	3/15/20	4,724	5,215
Time Warner Inc.	4.700%	1/15/21	4,050	4,450
Time Warner Inc.	4.750%	3/29/21	2,825	3,107
Time Warner Inc.	4.000%	1/15/22	2,375	2,488
Time Warner Inc.	3.400%	6/15/22	2,401	2,434
Time Warner Inc.	4.050%	12/15/23	1,675	1,741
Time Warner Inc.	3.550%	6/1/24	3,750	3,760
3 Verizon Communications Inc.	2.625%	2/21/20	11,826	11,842
Verizon Communications Inc.	4.500%	9/15/20	14,905	16,327
Verizon Communications Inc.	3.450%	3/15/21	3,975	4,115
Verizon Communications Inc.	4.600%	4/1/21	6,500	7,105
Verizon Communications Inc.	3.000%	11/1/21	6,350	6,348
Verizon Communications Inc.	3.500%	11/1/21	6,468	6,678
Verizon Communications Inc.	2.450%	11/1/22	6,740	6,382
Verizon Communications Inc.	5.150%	9/15/23	42,350	47,608
Verizon Communications Inc.	4.150%	3/15/24	7,325	7,714
Verizon Communications Inc.	3.500%	11/1/24	10,000	9,945
Viacom Inc.	4.500%	3/1/21	1,655	1,783
Viacom Inc.	3.875%	12/15/21	2,800	2,910
Viacom Inc.	3.125%	6/15/22	2,550	2,504
Viacom Inc.	4.250%	9/1/23	3,975	4,144
Viacom Inc.	3.875%	4/1/24	2,325	2,350
Vodafone Group plc	4.375%	3/16/21	2,200	2,367
Vodafone Group plc	2.500%	9/26/22	3,000	2,819
Vodafone Group plc	2.950%	2/19/23	6,188	5,987
Walt Disney Co.	3.750%	6/1/21	1,275	1,375
Walt Disney Co.	2.750%	8/16/21	3,325	3,385
Walt Disney Co.	2.550%	2/15/22	1,775	1,758
Walt Disney Co.	2.350%	12/1/22	3,350	3,274
WPP Finance 2010	4.750%	11/21/21	9	10
WPP Finance 2010	3.625%	9/7/22	4,925	5,008
WPP Finance 2010	3.750%	9/19/24	3,150	3,169

Consumer Cyclical (7.0%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,200	1,361
Advance Auto Parts Inc.	4.500%	1/15/22	1,600	1,704
Advance Auto Parts Inc.	4.500%	12/1/23	1,200	1,279
3 Alibaba Group Holding Ltd.	3.125%	11/28/21	5,800	5,789
3 Alibaba Group Holding Ltd.	3.600%	11/28/24	8,500	8,496
Amazon.com Inc.	2.500%	11/29/22	4,850	4,611
AutoZone Inc.	4.000%	11/15/20	1,750	1,868
AutoZone Inc.	3.700%	4/15/22	3,900	4,031
AutoZone Inc.	2.875%	1/15/23	1,425	1,388
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,400	1,418
BorgWarner Inc.	4.625%	9/15/20	75	83
Brinker International Inc.	3.875%	5/15/23	2,500	2,487
Carnival Corp.	3.950%	10/15/20	2,250	2,372
3 CDK Global Inc.	4.500%	10/15/24	1,550	1,550
Costco Wholesale Corp.	1.700%	12/15/19	4,600	4,528
Cummins Inc.	3.650%	10/1/23	1,350	1,431
CVS Health Corp.	4.750%	5/18/20	2,517	2,818
CVS Health Corp.	2.750%	12/1/22	4,175	4,065
CVS Health Corp.	4.000%	12/5/23	6,300	6,664
CVS Health Corp.	3.375%	8/12/24	2,500	2,520
Darden Restaurants Inc.	3.350%	11/1/22	935	847

Delphi Corp.	6.125%	5/15/21	3,000	3,270
Delphi Corp.	5.000%	2/15/23	2,000	2,145
Delphi Corp.	4.150%	3/15/24	2,750	2,854
Dollar General Corp.	3.250%	4/15/23	3,400	3,101
eBay Inc.	3.250%	10/15/20	2,300	2,346
eBay Inc.	2.875%	8/1/21	2,600	2,566
eBay Inc.	2.600%	7/15/22	3,575	3,385
eBay Inc.	3.450%	8/1/24	3,200	3,149
Expedia Inc.	5.950%	8/15/20	4,800	5,422
Family Dollar Stores Inc.	5.000%	2/1/21	1,065	1,123
Ford Motor Credit Co. LLC	8.125%	1/15/20	4,925	6,157
Ford Motor Credit Co. LLC	5.750%	2/1/21	4,750	5,461
2 Ford Motor Credit Co. LLC	5.875%	8/2/21	6,777	7,872
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,675	5,989
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,325	6,757
Gap Inc.	5.950%	4/12/21	5,772	6,549
Home Depot Inc.	3.950%	9/15/20	2,000	2,193
Home Depot Inc.	4.400%	4/1/21	3,663	4,071
Home Depot Inc.	2.700%	4/1/23	6,550	6,480
Home Depot Inc.	3.750%	2/15/24	2,875	3,063
Host Hotels & Resorts LP	6.000%	10/1/21	1,500	1,718
Host Hotels & Resorts LP	5.250%	3/15/22	1,647	1,795
Host Hotels & Resorts LP	4.750%	3/1/23	2,884	3,046
Host Hotels & Resorts LP	3.750%	10/15/23	2,700	2,670
Hyatt Hotels Corp.	5.375%	8/15/21	800	913
Hyatt Hotels Corp.	3.375%	7/15/23	975	956
International Game Technology	5.500%	6/15/20	1,550	1,616
International Game Technology	5.350%	10/15/23	1,500	1,534
Johnson Controls Inc.	5.000%	3/30/20	1,225	1,360
Johnson Controls Inc.	4.250%	3/1/21	3,614	3,885
Johnson Controls Inc.	3.750%	12/1/21	2,496	2,611
Johnson Controls Inc.	3.625%	7/2/24	1,200	1,208
Kohl's Corp.	4.000%	11/1/21	2,670	2,782
Kohl's Corp.	3.250%	2/1/23	1,975	1,926
Lowe's Cos. Inc.	4.625%	4/15/20	3,275	3,660
Lowe's Cos. Inc.	3.800%	11/15/21	3,749	4,037
Lowe's Cos. Inc.	3.120%	4/15/22	1,200	1,230
Lowe's Cos. Inc.	3.875%	9/15/23	4,016	4,300
Lowe's Cos. Inc.	3.125%	9/15/24	1,675	1,686
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,900	3,038
Macy's Retail Holdings Inc.	2.875%	2/15/23	2,121	2,048
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,300	3,550
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,360	2,369
Magna International Inc.	3.625%	6/15/24	2,750	2,801
Marriott International Inc.	3.375%	10/15/20	3,750	3,906
Marriott International Inc.	3.250%	9/15/22	400	403
MasterCard Inc.	3.375%	4/1/24	3,700	3,804
McDonald's Corp.	3.500%	7/15/20	2,575	2,736
McDonald's Corp.	3.625%	5/20/21	1,371	1,477
McDonald's Corp.	2.625%	1/15/22	3,493	3,468
McDonald's Corp.	3.250%	6/10/24	1,550	1,568
NIKE Inc.	2.250%	5/1/23	1,300	1,258
Nordstrom Inc.	4.750%	5/1/20	2,100	2,340
Nordstrom Inc.	4.000%	10/15/21	2,125	2,282
NVR Inc.	3.950%	9/15/22	2,090	2,157
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,367
O'Reilly Automotive Inc.	4.625%	9/15/21	875	956

O'Reilly Automotive Inc.	3.800%	9/1/22	1,200	1,244
O'Reilly Automotive Inc.	3.850%	6/15/23	1,950	2,024
QVC Inc.	5.125%	7/2/22	1,825	1,924
QVC Inc.	4.375%	3/15/23	3,200	3,189
QVC Inc.	4.850%	4/1/24	2,225	2,262
Ross Stores Inc.	3.375%	9/15/24	925	927
Signet UK Finance plc	4.700%	6/15/24	1,300	1,321
Staples Inc.	4.375%	1/12/23	1,625	1,645
Starbucks Corp.	3.850%	10/1/23	4,150	4,403
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,000	977
Target Corp.	3.875%	7/15/20	2,500	2,700
Target Corp.	2.900%	1/15/22	3,900	3,936
Target Corp.	3.500%	7/1/24	6,450	6,638
3 Tiffany & Co.	3.800%	10/1/24	950	966
TJX Cos. Inc.	2.750%	6/15/21	1,975	1,990
TJX Cos. Inc.	2.500%	5/15/23	2,625	2,542
Toyota Motor Credit Corp.	4.500%	6/17/20	3,050	3,379
Toyota Motor Credit Corp.	4.250%	1/11/21	1,875	2,061
Toyota Motor Credit Corp.	2.750%	5/17/21	1,500	1,522
Toyota Motor Credit Corp.	3.400%	9/15/21	4,600	4,817
Toyota Motor Credit Corp.	3.300%	1/12/22	4,875	5,064
Toyota Motor Credit Corp.	2.625%	1/10/23	1,854	1,833
VF Corp.	3.500%	9/1/21	2,000	2,123
Wal-Mart Stores Inc.	3.625%	7/8/20	4,808	5,155
Wal-Mart Stores Inc.	3.250%	10/25/20	7,008	7,386
Wal-Mart Stores Inc.	4.250%	4/15/21	2,975	3,288
Wal-Mart Stores Inc.	2.550%	4/11/23	8,300	8,161
Wal-Mart Stores Inc.	3.300%	4/22/24	7,300	7,553
Walgreen Co.	3.100%	9/15/22	4,900	4,881
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,000	6,084
Walgreens Boots Alliance Inc.	3.800%	11/18/24	6,400	6,519
Western Union Co.	5.253%	4/1/20	1,175	1,298
Wyndham Worldwide Corp.	4.250%	3/1/22	2,075	2,121
Wyndham Worldwide Corp.	3.900%	3/1/23	3,775	3,750
Yum! Brands Inc.	3.875%	11/1/20	2,350	2,457

Consumer Noncyclical (13.9%)
Abbott Laboratories	4.125%	5/27/20	1,760	1,932
AbbVie Inc.	2.900%	11/6/22	10,354	10,127
Actavis Funding SCS	3.850%	6/15/24	5,225	5,219
Actavis Inc.	3.250%	10/1/22	5,775	5,644
Allergan Inc.	3.375%	9/15/20	1,875	1,896
Allergan Inc.	2.800%	3/15/23	2,050	1,892
Altria Group Inc.	2.625%	1/14/20	3,500	3,520
Altria Group Inc.	4.750%	5/5/21	6,474	7,173
Altria Group Inc.	2.850%	8/9/22	2,225	2,160
Altria Group Inc.	2.950%	5/2/23	3,850	3,714
Altria Group Inc.	4.000%	1/31/24	7,975	8,274
AmerisourceBergen Corp.	3.500%	11/15/21	2,000	2,074
AmerisourceBergen Corp.	3.400%	5/15/24	1,700	1,720
Amgen Inc.	4.500%	3/15/20	1,225	1,345
Amgen Inc.	3.450%	10/1/20	3,392	3,527
Amgen Inc.	4.100%	6/15/21	3,375	3,609
Amgen Inc.	3.875%	11/15/21	6,500	6,860
Amgen Inc.	3.625%	5/15/22	2,925	3,017
Amgen Inc.	3.625%	5/22/24	7,250	7,319
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,028	5,847

Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	5,400	5,619
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	8,850	10,098
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,575	5,149
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,129
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,513	9,283
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,233
Baxter International Inc.	4.250%	3/15/20	1,525	1,669
Baxter International Inc.	2.400%	8/15/22	2,700	2,574
Baxter International Inc.	3.200%	6/15/23	3,575	3,603
Beam Suntory Inc.	3.250%	5/15/22	475	478
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,034
Becton Dickinson & Co.	3.250%	11/12/20	3,460	3,576
Becton Dickinson & Co.	3.125%	11/8/21	4,750	4,764
Bio-Rad Laboratories Inc.	4.875%	12/15/20	1,000	1,072
Boston Scientific Corp.	6.000%	1/15/20	5,055	5,768
Boston Scientific Corp.	4.125%	10/1/23	2,045	2,109
Bristol-Myers Squibb Co.	2.000%	8/1/22	2,700	2,538
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,178
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,350	2,409
Brown-Forman Corp.	2.250%	1/15/23	1,400	1,326
Campbell Soup Co.	4.250%	4/15/21	1,700	1,839
Campbell Soup Co.	2.500%	8/2/22	2,075	1,986
Cardinal Health Inc.	4.625%	12/15/20	1,425	1,570
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,200
Cardinal Health Inc.	3.200%	3/15/23	3,025	3,002
CareFusion Corp.	3.300%	3/1/23	2,150	2,117
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,779
Celgene Corp.	3.950%	10/15/20	2,345	2,506
Celgene Corp.	3.250%	8/15/22	4,820	4,874
Celgene Corp.	4.000%	8/15/23	3,200	3,362
Celgene Corp.	3.625%	5/15/24	3,750	3,798
Church & Dwight Co. Inc.	2.875%	10/1/22	900	886
Clorox Co.	3.800%	11/15/21	2,758	2,939
Clorox Co.	3.050%	9/15/22	2,100	2,093
Coca-Cola Co.	2.450%	11/1/20	2,800	2,853
Coca-Cola Co.	3.150%	11/15/20	4,609	4,848
Coca-Cola Co.	3.300%	9/1/21	3,975	4,172
Coca-Cola Co.	2.500%	4/1/23	4,075	3,980
Coca-Cola Co.	3.200%	11/1/23	6,275	6,459
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,073
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	436
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,875	2,053
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,500	4,723
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,332
Colgate-Palmolive Co.	2.450%	11/15/21	2,075	2,062
Colgate-Palmolive Co.	2.300%	5/3/22	2,650	2,612
Colgate-Palmolive Co.	1.950%	2/1/23	2,875	2,725
Colgate-Palmolive Co.	2.100%	5/1/23	250	239
Colgate-Palmolive Co.	3.250%	3/15/24	1,200	1,238
ConAgra Foods Inc.	3.250%	9/15/22	1,925	1,896
ConAgra Foods Inc.	3.200%	1/25/23	4,223	4,150
Covidien International Finance SA	4.200%	6/15/20	2,175	2,357
Covidien International Finance SA	3.200%	6/15/22	2,275	2,294
Covidien International Finance SA	2.950%	6/15/23	4,175	4,068
CR Bard Inc.	4.400%	1/15/21	3,245	3,557
DENTSPLY International Inc.	4.125%	8/15/21	1,280	1,366
Diageo Capital plc	4.828%	7/15/20	2,885	3,232

Diageo Capital plc	2.625%	4/29/23	7,061	6,842
Diageo Investment Corp.	2.875%	5/11/22	4,300	4,303
Dignity Health	3.812%	11/1/24	2,300	2,368
Dignity Health California GO	3.125%	11/1/22	800	788
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,157
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,506
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	200	195
Energizer Holdings Inc.	4.700%	5/19/21	1,725	1,779
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,262
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,000	973
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,924
Express Scripts Holding Co.	3.900%	2/15/22	4,525	4,740
Express Scripts Holding Co.	3.500%	6/15/24	3,100	3,086
Flowers Foods Inc.	4.375%	4/1/22	1,850	1,988
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	800	756
General Mills Inc.	3.150%	12/15/21	2,275	2,342
General Mills Inc.	3.650%	2/15/24	2,411	2,498
Gilead Sciences Inc.	2.350%	2/1/20	400	405
Gilead Sciences Inc.	4.500%	4/1/21	4,125	4,553
Gilead Sciences Inc.	4.400%	12/1/21	5,300	5,844
Gilead Sciences Inc.	3.700%	4/1/24	7,975	8,317
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,125	4,066
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,600	8,597
Hasbro Inc.	3.150%	5/15/21	1,125	1,132
Hershey Co.	4.125%	12/1/20	2,325	2,552
Hershey Co.	2.625%	5/1/23	1,000	992
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	109
Ingredion Inc.	4.625%	11/1/20	375	405
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	967
JM Smucker Co.	3.500%	10/15/21	2,200	2,307
Johnson & Johnson	2.950%	9/1/20	200	210
Johnson & Johnson	3.550%	5/15/21	3,950	4,285
Johnson & Johnson	2.450%	12/5/21	2,000	2,022
Johnson & Johnson	6.730%	11/15/23	50	66
Johnson & Johnson	3.375%	12/5/23	2,050	2,184
Kaiser Foundation Hospitals	3.500%	4/1/22	675	697
Kellogg Co.	4.000%	12/15/20	3,525	3,806
Kellogg Co.	3.125%	5/17/22	800	807
Kimberly-Clark Corp.	3.625%	8/1/20	300	322
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,171
Kimberly-Clark Corp.	2.400%	3/1/22	1,650	1,633
Kimberly-Clark Corp.	2.400%	6/1/23	2,275	2,209
Koninklijke Philips NV	3.750%	3/15/22	4,662	4,838
Kraft Foods Group Inc.	5.375%	2/10/20	4,279	4,883
Kraft Foods Group Inc.	3.500%	6/6/22	7,377	7,590
Kroger Co.	6.150%	1/15/20	3,464	4,061
Kroger Co.	3.300%	1/15/21	2,525	2,588
Kroger Co.	2.950%	11/1/21	1,400	1,394
Kroger Co.	3.400%	4/15/22	1,918	1,951
Kroger Co.	3.850%	8/1/23	2,650	2,744
Kroger Co.	4.000%	2/1/24	2,925	3,070
Laboratory Corp. of America Holdings	4.625%	11/15/20	2,250	2,419
Laboratory Corp. of America Holdings	3.750%	8/23/22	950	967
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,400	1,451
Life Technologies Corp.	6.000%	3/1/20	3,275	3,771
Life Technologies Corp.	5.000%	1/15/21	2,083	2,295

Lorillard Tobacco Co.	6.875%	5/1/20	3,100	3,681
Lorillard Tobacco Co.	3.750%	5/20/23	3,225	3,201
Mattel Inc.	3.150%	3/15/23	1,350	1,336
McCormick & Co. Inc.	3.900%	7/15/21	275	297
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,260
McKesson Corp.	4.750%	3/1/21	2,500	2,760
McKesson Corp.	2.700%	12/15/22	2,325	2,241
McKesson Corp.	2.850%	3/15/23	1,250	1,205
McKesson Corp.	3.796%	3/15/24	4,050	4,152
Medco Health Solutions Inc.	4.125%	9/15/20	4,150	4,449
Medtronic Inc.	4.450%	3/15/20	4,025	4,429
Medtronic Inc.	4.125%	3/15/21	1,800	1,942
Medtronic Inc.	3.125%	3/15/22	4,200	4,230
Medtronic Inc.	2.750%	4/1/23	4,925	4,773
Medtronic Inc.	3.625%	3/15/24	3,075	3,155
Merck & Co. Inc.	3.875%	1/15/21	6,386	6,894
Merck & Co. Inc.	2.400%	9/15/22	3,200	3,112
Merck & Co. Inc.	2.800%	5/18/23	5,425	5,406
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,394
Mondelez International Inc.	5.375%	2/10/20	6,101	6,960
Mondelez International Inc.	4.000%	2/1/24	6,000	6,288
Mylan Inc.	4.200%	11/29/23	3,050	3,167
Newell Rubbermaid Inc.	2.875%	12/1/19	1,350	1,358
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,470
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,187
Newell Rubbermaid Inc.	4.000%	12/1/24	950	964
Novartis Capital Corp.	4.400%	4/24/20	5,625	6,264
Novartis Capital Corp.	2.400%	9/21/22	7,660	7,544
Novartis Capital Corp.	3.400%	5/6/24	6,025	6,239
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	238
PepsiCo Inc.	4.500%	1/15/20	6,000	6,678
PepsiCo Inc.	3.125%	11/1/20	1,945	2,030
PepsiCo Inc.	3.000%	8/25/21	2,850	2,926
PepsiCo Inc.	2.750%	3/5/22	4,640	4,635
PepsiCo Inc.	2.750%	3/1/23	3,425	3,361
PepsiCo Inc.	3.600%	3/1/24	4,925	5,143
PerkinElmer Inc.	5.000%	11/15/21	3,450	3,792
Perrigo Co. plc	4.000%	11/15/23	2,500	2,561
Perrigo Finance plc	3.500%	12/15/21	2,000	2,014
Perrigo Finance plc	3.900%	12/15/24	1,300	1,311
Pfizer Inc.	3.000%	6/15/23	3,650	3,665
Pfizer Inc.	3.400%	5/15/24	2,700	2,778
Philip Morris International Inc.	4.500%	3/26/20	3,386	3,764
Philip Morris International Inc.	4.125%	5/17/21	2,970	3,225
Philip Morris International Inc.	2.900%	11/15/21	2,350	2,382
Philip Morris International Inc.	2.500%	8/22/22	2,175	2,114
Philip Morris International Inc.	2.625%	3/6/23	2,500	2,429
Philip Morris International Inc.	3.600%	11/15/23	2,575	2,672
Philip Morris International Inc.	3.250%	11/10/24	1,900	1,907
1 Procter & Gamble - Esop	9.360%	1/1/21	1,214	1,516
Procter & Gamble Co.	2.300%	2/6/22	5,555	5,498
Procter & Gamble Co.	3.100%	8/15/23	3,000	3,065
Quest Diagnostics Inc.	4.750%	1/30/20	1,275	1,401
Quest Diagnostics Inc.	4.700%	4/1/21	1,575	1,731
Quest Diagnostics Inc.	4.250%	4/1/24	2,375	2,453
Reynolds American Inc.	3.250%	11/1/22	3,650	3,566

Reynolds American Inc.	4.850%	9/15/23	2,650	2,853
Safeway Inc.	3.950%	8/15/20	2,550	2,588
Sanofi	4.000%	3/29/21	10,800	11,738
St. Jude Medical Inc.	3.250%	4/15/23	4,425	4,433
Stryker Corp.	4.375%	1/15/20	3,475	3,836
Stryker Corp.	3.375%	5/15/24	2,475	2,501
Sysco Corp.	3.000%	10/2/21	4,000	4,075
Sysco Corp.	2.600%	6/12/22	1,000	991
Sysco Corp.	3.500%	10/2/24	4,850	4,974
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	5,475	5,608
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	5,760	5,616
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	400	411
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	3,280	3,213
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,100
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,675	5,073
Thermo Fisher Scientific Inc.	3.600%	8/15/21	3,728	3,850
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,300	2,318
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	847
Thermo Fisher Scientific Inc.	4.150%	2/1/24	5,175	5,447
Tupperware Brands Corp.	4.750%	6/1/21	2,200	2,359
Tyson Foods Inc.	4.500%	6/15/22	3,825	4,141
Tyson Foods Inc.	3.950%	8/15/24	6,950	7,150
Unilever Capital Corp.	4.250%	2/10/21	4,813	5,341
Whirlpool Corp.	4.850%	6/15/21	1,850	2,048
Whirlpool Corp.	4.700%	6/1/22	1,248	1,366
Whirlpool Corp.	3.700%	3/1/23	2,575	2,642
Wyeth LLC	6.450%	2/1/24	3,875	4,873
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	2,079
Zimmer Holdings Inc.	4.625%	11/30/19	1,675	1,843
Zimmer Holdings Inc.	3.375%	11/30/21	2,900	2,969
Zoetis Inc.	3.250%	2/1/23	4,625	4,516

Energy (11.1%)
Apache Corp.	3.625%	2/1/21	3,750	3,888
Apache Corp.	3.250%	4/15/22	3,933	3,955
Baker Hughes Inc.	3.200%	8/15/21	1,100	1,130
Boardwalk Pipelines LP	3.375%	2/1/23	1,700	1,598
BP Capital Markets plc	2.521%	1/15/20	3,925	3,950
BP Capital Markets plc	4.500%	10/1/20	4,865	5,305
BP Capital Markets plc	4.742%	3/11/21	6,795	7,501
BP Capital Markets plc	3.561%	11/1/21	4,386	4,534
BP Capital Markets plc	3.245%	5/6/22	5,404	5,425
BP Capital Markets plc	2.500%	11/6/22	4,375	4,119
BP Capital Markets plc	2.750%	5/10/23	9,575	9,200
BP Capital Markets plc	3.994%	9/26/23	3,275	3,418
BP Capital Markets plc	3.814%	2/10/24	2,400	2,465
BP Capital Markets plc	3.535%	11/4/24	2,625	2,623
Buckeye Partners LP	4.875%	2/1/21	2,283	2,412
Buckeye Partners LP	4.150%	7/1/23	2,871	2,817
Cameron International Corp.	4.500%	6/1/21	350	368
Cameron International Corp.	3.600%	4/30/22	1,150	1,177
Cameron International Corp.	4.000%	12/15/23	1,400	1,455
Cameron International Corp.	3.700%	6/15/24	1,800	1,816
Canadian Natural Resources Ltd.	3.450%	11/15/21	250	257
Canadian Natural Resources Ltd.	3.800%	4/15/24	3,425	3,467
Cenovus Energy Inc.	3.000%	8/15/22	3,150	3,087
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,900	3,190

Chevron Corp.	2.427%	6/24/20	2,925	2,962
Chevron Corp.	2.355%	12/5/22	6,250	6,062
Chevron Corp.	3.191%	6/24/23	11,325	11,620
ConocoPhillips	6.000%	1/15/20	2,930	3,437
ConocoPhillips Co.	2.875%	11/15/21	500	505
ConocoPhillips Co.	2.400%	12/15/22	5,025	4,876
ConocoPhillips Co.	3.350%	11/15/24	1,600	1,620
Continental Resources Inc.	5.000%	9/15/22	8,795	9,015
Continental Resources Inc.	4.500%	4/15/23	7,825	8,019
Continental Resources Inc.	3.800%	6/1/24	3,075	2,981
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	1,173	1,287
DCP Midstream Operating LP	4.950%	4/1/22	1,375	1,480
DCP Midstream Operating LP	3.875%	3/15/23	2,925	2,858
Devon Energy Corp.	4.000%	7/15/21	2,245	2,357
Devon Energy Corp.	3.250%	5/15/22	3,350	3,373
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	452
Dominion Gas Holdings LLC	3.550%	11/1/23	1,200	1,228
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	194
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,200	3,628
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,950	2,105
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	2,585	2,588
3 Enable Midstream Partners LP	3.900%	5/15/24	1,950	1,943
Enbridge Energy Partners LP	5.200%	3/15/20	3,825	4,263
Enbridge Energy Partners LP	4.200%	9/15/21	2,069	2,197
Enbridge Inc.	4.000%	10/1/23	1,550	1,608
Enbridge Inc.	3.500%	6/10/24	2,325	2,300
Encana Corp.	3.900%	11/15/21	2,815	2,922
Energy Transfer Partners LP	4.150%	10/1/20	1,795	1,876
Energy Transfer Partners LP	4.650%	6/1/21	3,850	4,072
Energy Transfer Partners LP	5.200%	2/1/22	5,425	5,920
Energy Transfer Partners LP	3.600%	2/1/23	3,325	3,241
Energy Transfer Partners LP	7.600%	2/1/24	930	1,154
EnLink Midstream Partners LP	4.400%	4/1/24	1,475	1,544
Ensco plc	4.700%	3/15/21	6,275	6,561
Enterprise Products Operating LLC	5.250%	1/31/20	1,350	1,520
Enterprise Products Operating LLC	5.200%	9/1/20	3,400	3,831
Enterprise Products Operating LLC	4.050%	2/15/22	2,675	2,835
Enterprise Products Operating LLC	3.350%	3/15/23	5,725	5,706
Enterprise Products Operating LLC	3.900%	2/15/24	4,625	4,775
EOG Resources Inc.	4.400%	6/1/20	3,900	4,262
EOG Resources Inc.	4.100%	2/1/21	4,840	5,178
EOG Resources Inc.	2.625%	3/15/23	3,700	3,558
EQT Corp.	4.875%	11/15/21	2,575	2,784
EQT Midstream Partners LP	4.000%	8/1/24	1,900	1,886
Exxon Mobil Corp.	3.176%	3/15/24	1,000	1,039
FMC Technologies Inc.	3.450%	10/1/22	1,475	1,446
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	754
Halliburton Co.	3.250%	11/15/21	2,150	2,229
Halliburton Co.	3.500%	8/1/23	3,975	4,066
Hess Corp.	3.500%	7/15/24	1,225	1,205
Husky Energy Inc.	7.250%	12/15/19	3,225	3,880
Husky Energy Inc.	3.950%	4/15/22	825	856
Husky Energy Inc.	4.000%	4/15/24	4,275	4,340
Kerr-McGee Corp.	6.950%	7/1/24	4,087	5,069
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,023
Kinder Morgan Energy Partners LP	3.500%	3/1/21	3,100	3,108

Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,650	2,974
Kinder Morgan Energy Partners LP	4.150%	3/1/22	850	873
Kinder Morgan Energy Partners LP	3.950%	9/1/22	5,380	5,424
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,000	968
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,650	1,589
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,500	2,514
Kinder Morgan Inc.	3.050%	12/1/19	5,500	5,542
Magellan Midstream Partners LP	4.250%	2/1/21	900	976
Marathon Oil Corp.	2.800%	11/1/22	3,795	3,569
Marathon Petroleum Corp.	5.125%	3/1/21	3,150	3,473
Marathon Petroleum Corp.	3.625%	9/15/24	2,800	2,772
Murphy Oil Corp.	3.700%	12/1/22	4,100	3,931
Nabors Industries Inc.	5.000%	9/15/20	900	957
3 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,405
Nabors Industries Inc.	4.625%	9/15/21	925	963
Nabors Industries Inc.	5.100%	9/15/23	2,025	2,122
National Oilwell Varco Inc.	2.600%	12/1/22	8,075	7,727
Nisource Finance Corp.	5.450%	9/15/20	4,025	4,598
Nisource Finance Corp.	6.125%	3/1/22	3,127	3,742
Noble Energy Inc.	4.150%	12/15/21	6,786	7,139
Noble Holding International Ltd.	4.900%	8/1/20	3,425	3,527
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,435
Occidental Petroleum Corp.	4.100%	2/1/21	7,165	7,669
Occidental Petroleum Corp.	3.125%	2/15/22	3,100	3,082
Occidental Petroleum Corp.	2.700%	2/15/23	3,020	2,906
Oceaneering International Inc.	4.650%	11/15/24	2,000	2,034
ONEOK Partners LP	3.375%	10/1/22	6,869	6,661
ONEOK Partners LP	5.000%	9/15/23	1,450	1,556
Petro-Canada	9.250%	10/15/21	2,575	3,522
Phillips 66	4.300%	4/1/22	7,525	8,023
Pioneer Natural Resources Co.	7.500%	1/15/20	1,950	2,346
Pioneer Natural Resources Co.	3.950%	7/15/22	2,990	3,028
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,700	1,960
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,439	2,705
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,100	3,158
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,400	1,333
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	3,080	3,139
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	3,275	3,260
Pride International Inc.	6.875%	8/15/20	3,750	4,351
Rowan Cos. Inc.	4.875%	6/1/22	2,750	2,798
Rowan Cos. Inc.	4.750%	1/15/24	2,525	2,498
Sasol Financing International plc	4.500%	11/14/22	3,300	3,305
Schlumberger Investment SA	3.650%	12/1/23	6,913	7,262
Shell International Finance BV	4.375%	3/25/20	5,155	5,698
Shell International Finance BV	2.375%	8/21/22	4,000	3,895
Shell International Finance BV	2.250%	1/6/23	3,456	3,330
Shell International Finance BV	3.400%	8/12/23	4,950	5,117
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,400	1,463
Southwestern Energy Co.	4.100%	3/15/22	3,725	3,773
Spectra Energy Capital LLC	3.300%	3/15/23	2,925	2,809

Spectra Energy Partners LP	4.600%	6/15/21	850	931
Spectra Energy Partners LP	4.750%	3/15/24	4,050	4,399
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,336
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,760
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	445	437
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,000	2,063
Talisman Energy Inc.	3.750%	2/1/21	4,345	4,209
TC Pipelines LP	4.650%	6/15/21	1,253	1,323
Total Capital Canada Ltd.	2.750%	7/15/23	2,925	2,873
Total Capital International SA	2.750%	6/19/21	3,250	3,276
Total Capital International SA	2.875%	2/17/22	4,725	4,728
Total Capital International SA	2.700%	1/25/23	6,950	6,773
Total Capital International SA	3.700%	1/15/24	4,500	4,678
Total Capital International SA	3.750%	4/10/24	4,850	5,046
Total Capital SA	4.450%	6/24/20	4,000	4,424
Total Capital SA	4.125%	1/28/21	3,100	3,372
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,467	4,726
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,061	5,828
TransCanada PipeLines Ltd.	3.750%	10/16/23	2,850	2,938
Transocean Inc.	6.500%	11/15/20	2,815	2,787
Transocean Inc.	6.375%	12/15/21	4,365	4,311
Transocean Inc.	3.800%	10/15/22	4,700	4,057
Valero Energy Corp.	6.125%	2/1/20	2,350	2,714
Weatherford International Ltd.	5.125%	9/15/20	3,575	3,825
Weatherford International Ltd.	4.500%	4/15/22	3,450	3,421
Western Gas Partners LP	5.375%	6/1/21	2,182	2,437
Western Gas Partners LP	4.000%	7/1/22	2,825	2,885
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,279
Williams Cos. Inc.	3.700%	1/15/23	4,803	4,520
Williams Cos. Inc.	4.550%	6/24/24	5,000	4,944
Williams Partners LP	5.250%	3/15/20	4,995	5,544
Williams Partners LP	4.125%	11/15/20	2,907	3,052
Williams Partners LP	4.000%	11/15/21	2,236	2,322
Williams Partners LP	3.350%	8/15/22	3,275	3,189
Williams Partners LP	4.300%	3/4/24	4,300	4,420

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	764
Cintas Corp. No 2	3.250%	6/1/22	600	613
Fluor Corp.	3.375%	9/15/21	1,580	1,636
Fluor Corp.	3.500%	12/15/24	1,075	1,068
Howard Hughes Medical Institute	3.500%	9/1/23	4,425	4,648

Technology (6.8%)
Adobe Systems Inc.	4.750%	2/1/20	3,175	3,521
Agilent Technologies Inc.	5.000%	7/15/20	1,825	1,994
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,642
Agilent Technologies Inc.	3.875%	7/15/23	2,000	2,031
Altera Corp.	4.100%	11/15/23	2,450	2,548
Amphenol Corp.	3.125%	9/15/21	1,400	1,418
Amphenol Corp.	4.000%	2/1/22	1,900	2,000
Analog Devices Inc.	2.875%	6/1/23	2,050	1,978
Apple Inc.	2.850%	5/6/21	12,825	13,124
Apple Inc.	2.400%	5/3/23	22,550	21,984
Apple Inc.	3.450%	5/6/24	10,400	10,812
Applied Materials Inc.	4.300%	6/15/21	2,650	2,895
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,713

Arrow Electronics Inc.	5.125%	3/1/21	300	327
Arrow Electronics Inc.	4.500%	3/1/23	1,566	1,623
Autodesk Inc.	3.600%	12/15/22	1,368	1,348
Avnet Inc.	5.875%	6/15/20	1,300	1,465
Avnet Inc.	4.875%	12/1/22	1,050	1,118
Baidu Inc.	3.500%	11/28/22	3,102	3,092
Broadcom Corp.	2.500%	8/15/22	2,450	2,370
Broadcom Corp.	3.500%	8/1/24	1,100	1,105
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,209
CA Inc.	5.375%	12/1/19	2,925	3,250
CA Inc.	4.500%	8/15/23	900	938
Cadence Design Systems Inc.	4.375%	10/15/24	1,300	1,321
Cisco Systems Inc.	4.450%	1/15/20	11,010	12,204
Cisco Systems Inc.	2.900%	3/4/21	1,700	1,746
Cisco Systems Inc.	3.625%	3/4/24	3,675	3,827
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,542
Corning Inc.	4.250%	8/15/20	1,175	1,287
Corning Inc.	3.700%	11/15/23	1,300	1,340
Dun & Bradstreet Corp.	4.375%	12/1/22	1,650	1,719
EMC Corp.	2.650%	6/1/20	8,155	8,198
EMC Corp.	3.375%	6/1/23	3,187	3,159
Equifax Inc.	3.300%	12/15/22	1,750	1,727
Fidelity National Information Services Inc.	5.000%	3/15/22	4,819	5,090
Fidelity National Information Services Inc.	3.500%	4/15/23	4,675	4,666
Fidelity National Information Services Inc.	3.875%	6/5/24	1,800	1,837
Fiserv Inc.	4.625%	10/1/20	1,675	1,836
Fiserv Inc.	3.500%	10/1/22	2,575	2,597
Google Inc.	3.625%	5/19/21	5,070	5,450
Google Inc.	3.375%	2/25/24	2,875	3,002
Harris Corp.	4.400%	12/15/20	2,275	2,454
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,449
Hewlett-Packard Co.	4.300%	6/1/21	4,470	4,672
Hewlett-Packard Co.	4.375%	9/15/21	3,925	4,146
Hewlett-Packard Co.	4.650%	12/9/21	6,649	7,068
Hewlett-Packard Co.	4.050%	9/15/22	2,900	2,959
Intel Corp.	3.300%	10/1/21	9,712	10,162
Intel Corp.	2.700%	12/15/22	4,175	4,152
International Business Machines Corp.	1.625%	5/15/20	6,600	6,368
International Business Machines Corp.	2.900%	11/1/21	2,550	2,597
International Business Machines Corp.	1.875%	8/1/22	3,350	3,117
International Business Machines Corp.	3.375%	8/1/23	4,925	5,036
International Business Machines Corp.	3.625%	2/12/24	8,325	8,641
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,794
Jabil Circuit Inc.	4.700%	9/15/22	1,125	1,124
Juniper Networks Inc.	4.600%	3/15/21	1,690	1,785
Juniper Networks Inc.	4.500%	3/15/24	1,475	1,472
3 Keysight Technologies Inc.	4.550%	10/30/24	2,100	2,101
KLA-Tencor Corp.	4.650%	11/1/24	6,825	7,002
Leidos Holdings Inc.	4.450%	12/1/20	1,205	1,147
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	2,350	2,497
Lexmark International Inc.	5.125%	3/15/20	1,575	1,688
Maxim Integrated Products Inc.	3.375%	3/15/23	1,950	1,921
Microsoft Corp.	3.000%	10/1/20	3,545	3,734
Microsoft Corp.	4.000%	2/8/21	3,750	4,146
Microsoft Corp.	2.125%	11/15/22	2,375	2,307
Microsoft Corp.	2.375%	5/1/23	3,100	3,046

Microsoft Corp.	3.625%	12/15/23	4,275	4,567
Motorola Solutions Inc.	3.750%	5/15/22	3,050	3,063
Motorola Solutions Inc.	3.500%	3/1/23	1,620	1,589
Motorola Solutions Inc.	4.000%	9/1/24	4,050	4,022
NetApp Inc.	3.375%	6/15/21	2,900	2,927
Oracle Corp.	3.875%	7/15/20	3,125	3,385
Oracle Corp.	2.800%	7/8/21	5,850	5,911
Oracle Corp.	2.500%	10/15/22	10,900	10,599
Oracle Corp.	3.625%	7/15/23	1,850	1,941
Oracle Corp.	3.400%	7/8/24	10,250	10,490
Pitney Bowes Inc.	4.625%	3/15/24	2,625	2,682
Seagate HDD Cayman	4.750%	6/1/23	5,000	5,250
Symantec Corp.	4.200%	9/15/20	4,175	4,319
Symantec Corp.	3.950%	6/15/22	600	595
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,125	4,335
Total System Services Inc.	3.750%	6/1/23	2,200	2,170
Trimble Navigation Ltd.	4.750%	12/1/24	700	703
Tyco Electronics Group SA	4.875%	1/15/21	475	527
Tyco Electronics Group SA	3.500%	2/3/22	2,011	2,083
Tyco Electronics Group SA	3.450%	8/1/24	1,200	1,227
Verisk Analytics Inc.	5.800%	5/1/21	1,400	1,578
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,280
Xerox Corp.	5.625%	12/15/19	3,250	3,680
Xerox Corp.	2.800%	5/15/20	1,650	1,639
Xerox Corp.	4.500%	5/15/21	3,100	3,326
Xerox Corp.	3.800%	5/15/24	1,475	1,450
Xilinx Inc.	3.000%	3/15/21	2,025	2,039

Transportation (2.1%)
1 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,266	1,362
1 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	5,121	5,486
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,000	1,057
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,775	2,907
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,525	2,549
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,550	3,575
Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,333	1,322
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,575	3,763
Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,900	1,983
Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,400	2,433
Canadian National Railway Co.	2.850%	12/15/21	2,000	2,051
Canadian National Railway Co.	2.250%	11/15/22	800	775
Canadian National Railway Co.	2.950%	11/21/24	800	800
Canadian Pacific Railway Co.	4.450%	3/15/23	2,900	3,201
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,950	2,158
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	3,509	3,847
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,162	1,246
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	2,792	2,862
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	2,604	2,646
CSX Corp.	3.700%	10/30/20	2,324	2,478
CSX Corp.	4.250%	6/1/21	2,200	2,398
CSX Corp.	3.700%	11/1/23	2,775	2,900

CSX Corp.	3.400%	8/1/24	2,325	2,351
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,318	2,689
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	1,349	1,562
1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,189	1,266
FedEx Corp.	2.625%	8/1/22	2,075	2,028
FedEx Corp.	2.700%	4/15/23	300	291
FedEx Corp.	4.000%	1/15/24	2,875	3,040
JB Hunt Transport Services Inc.	3.850%	3/15/24	1,000	1,044
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,850	2,760
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	650	627
Norfolk Southern Corp.	3.250%	12/1/21	2,601	2,694
Norfolk Southern Corp.	3.000%	4/1/22	1,532	1,542
Norfolk Southern Corp.	2.903%	2/15/23	4,889	4,821
Norfolk Southern Corp.	3.850%	1/15/24	1,625	1,711
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,064	1,219
Trinity Industries Inc.	4.550%	10/1/24	500	491
Union Pacific Corp.	4.000%	2/1/21	1,925	2,104
Union Pacific Corp.	4.163%	7/15/22	3,166	3,486
Union Pacific Corp.	2.950%	1/15/23	600	606
Union Pacific Corp.	2.750%	4/15/23	1,250	1,241
Union Pacific Corp.	3.646%	2/15/24	2,250	2,371
Union Pacific Corp.	3.750%	3/15/24	500	532
United Parcel Service Inc.	3.125%	1/15/21	4,775	4,986
United Parcel Service Inc.	2.450%	10/1/22	5,995	5,871
United Parcel Service of America Inc.	8.375%	4/1/20	300	390
				3,049,819
Utilities (5.4%)
Electric (5.1%)
Alabama Power Co.	3.550%	12/1/23	1,500	1,581
Ameren Illinois Co.	2.700%	9/1/22	1,670	1,655
American Electric Power Co. Inc.	2.950%	12/15/22	1,500	1,480
Appalachian Power Co.	7.950%	1/15/20	2,225	2,819
Appalachian Power Co.	4.600%	3/30/21	2,492	2,794
Arizona Public Service Co.	3.350%	6/15/24	900	928
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,922	2,017
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,152
Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,525	2,619
Black Hills Corp.	4.250%	11/30/23	1,000	1,073
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	794
CMS Energy Corp.	6.250%	2/1/20	2,600	3,034
CMS Energy Corp.	5.050%	3/15/22	1,350	1,512
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,845
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,048
Commonwealth Edison Co.	3.100%	11/1/24	1,450	1,457
Connecticut Light & Power Co.	2.500%	1/15/23	3,675	3,584
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,500	1,669
Constellation Energy Group Inc.	5.150%	12/1/20	3,450	3,827
Consumers Energy Co.	5.650%	4/15/20	1,800	2,087
Consumers Energy Co.	2.850%	5/15/22	1,684	1,686
Consumers Energy Co.	3.375%	8/15/23	1,650	1,698
Consumers Energy Co.	3.125%	8/31/24	1,000	1,015
Delmarva Power & Light Co.	3.500%	11/15/23	1,975	2,054

Dominion Resources Inc.	2.500%	12/1/19	1,150	1,158
Dominion Resources Inc.	4.450%	3/15/21	3,494	3,831
Dominion Resources Inc.	3.625%	12/1/24	1,000	1,015
1 Dominion Resources Inc.	5.750%	10/1/54	2,625	2,744
DTE Electric Co.	3.450%	10/1/20	200	211
DTE Electric Co.	3.900%	6/1/21	2,275	2,447
DTE Electric Co.	2.650%	6/15/22	1,800	1,779
DTE Energy Co.	2.400%	12/1/19	1,100	1,109
DTE Energy Co.	3.500%	6/1/24	2,650	2,687
Duke Energy Carolinas LLC	4.300%	6/15/20	1,575	1,737
Duke Energy Carolinas LLC	3.900%	6/15/21	1,975	2,130
Duke Energy Corp.	3.550%	9/15/21	2,050	2,148
Duke Energy Corp.	3.050%	8/15/22	1,525	1,533
Duke Energy Corp.	3.950%	10/15/23	3,500	3,727
Duke Energy Corp.	3.750%	4/15/24	1,650	1,722
Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,680
Duke Energy Indiana Inc.	3.750%	7/15/20	2,100	2,247
Duke Energy Ohio Inc.	3.800%	9/1/23	1,521	1,619
Duke Energy Progress Inc.	3.000%	9/15/21	2,486	2,561
Duke Energy Progress Inc.	2.800%	5/15/22	1,000	1,000
Entergy Arkansas Inc.	3.750%	2/15/21	1,555	1,648
Entergy Arkansas Inc.	3.050%	6/1/23	200	199
Entergy Corp.	5.125%	9/15/20	3,450	3,766
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	1,785	1,913
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	635	752
Entergy Louisiana LLC	4.050%	9/1/23	3,550	3,802
Entergy Louisiana LLC	5.400%	11/1/24	690	817
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,436
Exelon Generation Co. LLC	4.000%	10/1/20	2,182	2,295
Exelon Generation Co. LLC	4.250%	6/15/22	1,500	1,580
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,225	2,464
Florida Power & Light Co.	2.750%	6/1/23	1,475	1,467
Florida Power & Light Co.	3.250%	6/1/24	1,000	1,025
Georgia Power Co.	4.250%	12/1/19	2,155	2,375
Georgia Power Co.	2.850%	5/15/22	1,400	1,406
Great Plains Energy Inc.	4.850%	6/1/21	3,350	3,741
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,631
ITC Holdings Corp.	4.050%	7/1/23	1,425	1,497
ITC Holdings Corp.	3.650%	6/15/24	1,275	1,298
Kansas City Power & Light Co.	3.150%	3/15/23	1,775	1,811
Kentucky Utilities Co.	3.250%	11/1/20	1,625	1,703
LG&E & KU Energy LLC	3.750%	11/15/20	4,045	4,253
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,472
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	3,075	3,072
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,258	2,300
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	901
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,844
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,575	2,812
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	940
Northeast Utilities	2.800%	5/1/23	1,300	1,262
Northern States Power Co.	2.150%	8/15/22	475	456
Northern States Power Co.	2.600%	5/15/23	2,385	2,343
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,663

Ohio Power Co.	5.375%	10/1/21	1,100	1,286
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	3,700	4,694
Pacific Gas & Electric Co.	3.500%	10/1/20	2,786	2,920
Pacific Gas & Electric Co.	4.250%	5/15/21	2,775	3,056
Pacific Gas & Electric Co.	3.250%	9/15/21	500	513
Pacific Gas & Electric Co.	2.450%	8/15/22	2,900	2,806
Pacific Gas & Electric Co.	3.250%	6/15/23	1,300	1,310
Pacific Gas & Electric Co.	3.850%	11/15/23	2,600	2,723
Pacific Gas & Electric Co.	3.750%	2/15/24	950	993
PacifiCorp	3.850%	6/15/21	3,800	4,078
PacifiCorp	2.950%	2/1/22	2,820	2,866
PacifiCorp	3.600%	4/1/24	1,650	1,717
Peco Energy Co.	2.375%	9/15/22	1,129	1,098
Pennsylvania Electric Co.	5.200%	4/1/20	650	726
Potomac Electric Power Co.	3.600%	3/15/24	1,500	1,572
PPL Capital Funding Inc.	3.500%	12/1/22	780	794
PPL Capital Funding Inc.	3.400%	6/1/23	2,950	2,957
PPL Capital Funding Inc.	3.950%	3/15/24	425	441
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,264
Progress Energy Inc.	4.875%	12/1/19	1,650	1,851
Progress Energy Inc.	4.400%	1/15/21	4,147	4,550
Progress Energy Inc.	3.150%	4/1/22	275	279
PSEG Power LLC	5.125%	4/15/20	1,125	1,250
PSEG Power LLC	4.150%	9/15/21	1,011	1,077
PSEG Power LLC	4.300%	11/15/23	825	868
Public Service Co. of Colorado	3.200%	11/15/20	1,675	1,758
Public Service Co. of Colorado	2.250%	9/15/22	1,535	1,477
Public Service Co. of Colorado	2.500%	3/15/23	400	390
Public Service Co. of New Hampshire	3.500%	11/1/23	950	990
Public Service Co. of Oklahoma	5.150%	12/1/19	472	537
Public Service Co. of Oklahoma	4.400%	2/1/21	500	549
Public Service Electric & Gas Co.	3.500%	8/15/20	375	397
Public Service Electric & Gas Co.	2.375%	5/15/23	2,850	2,750
Public Service Electric & Gas Co.	3.150%	8/15/24	1,250	1,280
Public Service Electric & Gas Co.	3.050%	11/15/24	1,400	1,403
Puget Energy Inc.	6.500%	12/15/20	2,050	2,430
Puget Energy Inc.	6.000%	9/1/21	2,875	3,366
Puget Energy Inc.	5.625%	7/15/22	1,800	2,074
San Diego Gas & Electric Co.	3.000%	8/15/21	1,327	1,361
San Diego Gas & Electric Co.	3.600%	9/1/23	1,950	2,052
SCANA Corp.	4.750%	5/15/21	3,450	3,756
SCANA Corp.	4.125%	2/1/22	725	757
Sierra Pacific Power Co.	3.375%	8/15/23	750	775
Southern California Edison Co.	3.875%	6/1/21	4,200	4,559
Southern California Edison Co.	3.500%	10/1/23	1,000	1,052
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,115
Tampa Electric Co.	5.400%	5/15/21	1,000	1,170
Tampa Electric Co.	2.600%	9/15/22	475	464
TECO Finance Inc.	5.150%	3/15/20	1,950	2,168
TransAlta Corp.	4.500%	11/15/22	2,069	2,076
Tucson Electric Power Co.	5.150%	11/15/21	600	676
UIL Holdings Corp.	4.625%	10/1/20	1,150	1,232
Union Electric Co.	3.500%	4/15/24	1,200	1,252
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,035
Virginia Electric & Power Co.	3.450%	9/1/22	1,715	1,801
Virginia Electric & Power Co.	2.750%	3/15/23	2,600	2,580
Virginia Electric & Power Co.	3.450%	2/15/24	700	720

Wisconsin Electric Power Co.	2.950%	9/15/21	1,425	1,460
Wisconsin Power & Light Co.	2.250%	11/15/22	875	855
Xcel Energy Inc.	4.700%	5/15/20	2,200	2,437

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	2,100	2,193
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,594
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,077
ONE Gas Inc.	3.610%	2/1/24	1,000	1,048
Sempra Energy	2.875%	10/1/22	3,000	2,948
Sempra Energy	4.050%	12/1/23	2,700	2,868
Sempra Energy	3.550%	6/15/24	1,300	1,322

				267,950
Total Corporate Bonds (Cost $4,813,815)				4,893,283
Taxable Municipal Bonds (0.1%)
Cornell University New York GO	5.450%	2/1/19	750	865
George Washington University District of
Columbia GO	3.485%	9/15/22	950	978
Total Taxable Municipal Bonds (Cost $1,832)				1,843
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost
$41,157)	0.116%		41,156,964	41,157

Total Investments (99.5%) (Cost $4,866,865)				4,946,354
Other Assets and Liabilities-Net (0.5%)				24,984
Net Assets (100%)				4,971,338
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $420,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $41,123,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Intermediate-Term Corporate Bond Index Fund

values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2015	55	6,988	(482)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,071	—
Corporate Bonds	—	4,893,283	—
Taxable Municipal Bonds	—	1,843	—
Temporary Cash Investments	41,157	—	—
Futures Contracts—Liabilities[1]	(66)
Total	41,091	4,905,197	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2014, the cost of investment securities for tax purposes was $4,867,738,000. Net unrealized appreciation of investment securities for tax purposes was $78,616,000, consisting of

Intermediate-Term Corporate Bond Index Fund

unrealized gains of $94,452,000 on securities that had risen in value since their purchase and $15,836,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
United States Treasury Note/Bond	2.250%	11/15/24	6,860	6,894
United States Treasury Note/Bond	4.375%	2/15/38	40	51
United States Treasury Note/Bond	3.125%	8/15/44	3,780	3,937
Total U.S. Government and Agency Obligations (Cost $10,829)				10,882
Corporate Bonds (97.7%)
Finance (19.2%)
Banking (9.9%)
American Express Co.	4.050%	12/3/42	1,072	1,052
Bank of America Corp.	6.220%	9/15/26	400	465
Bank of America Corp.	4.250%	10/22/26	2,000	2,012
Bank of America Corp.	6.750%	6/1/28	640	789
Bank of America Corp.	6.110%	1/29/37	2,425	2,861
Bank of America Corp.	7.750%	5/14/38	1,953	2,743
Bank of America Corp.	5.875%	2/7/42	1,415	1,756
Bank of America Corp.	5.000%	1/21/44	2,025	2,225
Bank of America Corp.	4.875%	4/1/44	1,325	1,429
Bank of America NA	6.000%	10/15/36	1,350	1,661
Bank of New York Mellon Corp.	3.950%	11/18/25	350	374
Bank One Capital III	8.750%	9/1/30	500	713
Bank One Corp.	7.625%	10/15/26	1,170	1,548
Branch Banking & Trust Co.	3.800%	10/30/26	600	611
Citigroup Inc.	5.500%	9/13/25	1,075	1,200
Citigroup Inc.	4.300%	11/20/26	800	806
Citigroup Inc.	6.625%	1/15/28	200	256
Citigroup Inc.	6.625%	6/15/32	1,010	1,238
Citigroup Inc.	5.875%	2/22/33	1,255	1,432
Citigroup Inc.	6.000%	10/31/33	1,595	1,856
Citigroup Inc.	5.850%	12/11/34	516	625
Citigroup Inc.	6.125%	8/25/36	1,610	1,899
Citigroup Inc.	6.875%	3/5/38	1,664	2,258
Citigroup Inc.	8.125%	7/15/39	2,350	3,556
Citigroup Inc.	5.875%	1/30/42	1,155	1,435
Citigroup Inc.	6.675%	9/13/43	1,450	1,828
Citigroup Inc.	5.300%	5/6/44	1,000	1,061
Comerica Inc.	3.800%	7/22/26	250	251
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,510	1,773
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	1,650	1,935
Credit Suisse USA Inc.	7.125%	7/15/32	825	1,144
Discover Bank	4.250%	3/13/26	550	574
Fifth Third Bancorp	8.250%	3/1/38	1,157	1,735
FirstMerit Bank NA	4.270%	11/25/26	275	279
Goldman Sachs Capital I	6.345%	2/15/34	1,930	2,284
Goldman Sachs Group Inc.	5.950%	1/15/27	1,660	1,910
Goldman Sachs Group Inc.	6.125%	2/15/33	3,165	3,850
Goldman Sachs Group Inc.	6.450%	5/1/36	1,595	1,896
Goldman Sachs Group Inc.	6.750%	10/1/37	5,755	7,157

Goldman Sachs Group Inc.	6.250%	2/1/41	3,230	4,085
Goldman Sachs Group Inc.	4.800%	7/8/44	1,000	1,048
HSBC Bank plc	7.650%	5/1/25	625	812
HSBC Bank USA NA	5.875%	11/1/34	2,275	2,816
HSBC Bank USA NA	5.625%	8/15/35	900	1,085
HSBC Bank USA NA	7.000%	1/15/39	925	1,304
HSBC Holdings plc	7.625%	5/17/32	845	1,142
HSBC Holdings plc	6.500%	5/2/36	1,900	2,407
HSBC Holdings plc	6.500%	9/15/37	2,160	2,743
HSBC Holdings plc	6.800%	6/1/38	1,205	1,575
HSBC Holdings plc	6.100%	1/14/42	710	936
HSBC Holdings plc	5.250%	3/14/44	1,400	1,538
JPMorgan Chase & Co.	6.400%	5/15/38	2,295	2,996
JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,223
JPMorgan Chase & Co.	5.600%	7/15/41	2,280	2,757
JPMorgan Chase & Co.	5.400%	1/6/42	1,305	1,544
JPMorgan Chase & Co.	5.625%	8/16/43	1,400	1,626
JPMorgan Chase & Co.	4.850%	2/1/44	600	656
KeyBank NA	6.950%	2/1/28	375	489
Morgan Stanley	5.000%	11/24/25	2,125	2,270
Morgan Stanley	6.250%	8/9/26	800	970
Morgan Stanley	4.350%	9/8/26	2,325	2,349
Morgan Stanley	7.250%	4/1/32	1,130	1,540
Morgan Stanley	6.375%	7/24/42	2,161	2,808
Northern Trust Corp.	3.950%	10/30/25	485	508
PNC Bank NA	4.200%	11/1/25	900	953
Regions Bank	6.450%	6/26/37	500	615
UBS AG	7.750%	9/1/26	525	690
Wachovia Bank NA	5.850%	2/1/37	750	932
Wachovia Bank NA	6.600%	1/15/38	1,525	2,073
Wachovia Corp.	6.605%	10/1/25	565	696
Wachovia Corp.	7.500%	4/15/35	345	482
Wachovia Corp.	5.500%	8/1/35	964	1,105
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.100%	6/3/26	3,350	3,422
Wells Fargo & Co.	5.375%	2/7/35	1,085	1,276
Wells Fargo & Co.	5.375%	11/2/43	2,675	3,016
Wells Fargo & Co.	5.606%	1/15/44	3,140	3,641
Wells Fargo & Co.	4.650%	11/4/44	1,200	1,220
Wells Fargo Bank NA	5.950%	8/26/36	725	909
1 Wells Fargo Capital X	5.950%	12/1/86	920	934

Brokerage (0.4%)
CME Group Inc.	5.300%	9/15/43	825	983
Invesco Finance plc	5.375%	11/30/43	900	1,050
Jefferies Group LLC	6.450%	6/8/27	400	457
Jefferies Group LLC	6.250%	1/15/36	435	466
Jefferies Group LLC	6.500%	1/20/43	400	449
Legg Mason Inc.	5.625%	1/15/44	475	533
Leucadia National Corp.	6.625%	10/23/43	250	263
TD Ameritrade Holding Corp.	3.625%	4/1/25	625	631

Finance Companies (2.0%)
GATX Corp.	5.200%	3/15/44	300	327
General Electric Capital Corp.	5.550%	1/5/26	275	325
General Electric Capital Corp.	6.750%	3/15/32	5,430	7,292
General Electric Capital Corp.	6.150%	8/7/37	2,610	3,320

General Electric Capital Corp.	5.875%	1/14/38	6,840	8,448
General Electric Capital Corp.	6.875%	1/10/39	4,360	6,047

Insurance (6.4%)
ACE Capital Trust II	9.700%	4/1/30	240	355
ACE INA Holdings Inc.	4.150%	3/13/43	875	890
Aetna Inc.	6.625%	6/15/36	580	757
Aetna Inc.	6.750%	12/15/37	1,015	1,326
Aetna Inc.	4.500%	5/15/42	455	462
Aetna Inc.	4.125%	11/15/42	700	684
Aetna Inc.	4.750%	3/15/44	625	660
Aflac Inc.	6.900%	12/17/39	395	530
Aflac Inc.	6.450%	8/15/40	850	1,086
AIG Life Holdings Inc.	8.500%	7/1/30	235	318
Alleghany Corp.	4.900%	9/15/44	350	350
Allstate Corp.	5.350%	6/1/33	190	226
Allstate Corp.	5.550%	5/9/35	540	655
Allstate Corp.	5.950%	4/1/36	395	501
Allstate Corp.	4.500%	6/15/43	880	949
1 Allstate Corp.	6.500%	5/15/67	525	579
American International Group Inc.	6.250%	5/1/36	1,535	1,947
American International Group Inc.	4.500%	7/16/44	1,450	1,473
1 American International Group Inc.	8.175%	5/15/68	2,765	3,802
1 American International Group Inc.	6.250%	3/15/87	1,135	1,281
Anthem Inc.	5.950%	12/15/34	666	808
Anthem Inc.	5.850%	1/15/36	945	1,137
Anthem Inc.	6.375%	6/15/37	695	882
Anthem Inc.	4.625%	5/15/42	1,285	1,305
Anthem Inc.	4.650%	1/15/43	1,050	1,072
Anthem Inc.	4.650%	8/15/44	800	826
Anthem Inc.	4.850%	8/15/54	100	102
Aon Corp.	8.205%	1/1/27	550	717
Aon Corp.	6.250%	9/30/40	385	479
Aon plc	4.450%	5/24/43	350	344
Aon plc	4.600%	6/14/44	500	506
Arch Capital Group Ltd.	7.350%	5/1/34	250	340
Arch Capital Group US Inc.	5.144%	11/1/43	550	613
Assurant Inc.	6.750%	2/15/34	500	617
AXA SA	8.600%	12/15/30	1,410	1,912
AXIS Specialty Finance plc	5.150%	4/1/45	425	451
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	655	813
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,270	1,323
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	475	487
Berkshire Hathaway Inc.	4.500%	2/11/43	630	672
Chubb Corp.	6.000%	5/11/37	1,000	1,292
Chubb Corp.	6.500%	5/15/38	275	377
Cigna Corp.	7.875%	5/15/27	565	767
Cigna Corp.	5.875%	3/15/41	525	640
Cigna Corp.	5.375%	2/15/42	1,075	1,237
Cincinnati Financial Corp.	6.920%	5/15/28	300	381
Cincinnati Financial Corp.	6.125%	11/1/34	394	474
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	513
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	500	512
Hartford Financial Services Group Inc.	5.950%	10/15/36	788	965
Hartford Financial Services Group Inc.	6.625%	3/30/40	391	518
Hartford Financial Services Group Inc.	6.100%	10/1/41	480	606
Humana Inc.	8.150%	6/15/38	145	207

Humana Inc.	4.625%	12/1/42	1,005	976
Humana Inc.	4.950%	10/1/44	425	435
Lincoln National Corp.	6.150%	4/7/36	800	978
Lincoln National Corp.	7.000%	6/15/40	395	539
Loews Corp.	6.000%	2/1/35	690	832
Loews Corp.	4.125%	5/15/43	100	94
Markel Corp.	5.000%	3/30/43	325	344
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	150	151
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	315	382
MetLife Inc.	6.500%	12/15/32	650	856
MetLife Inc.	6.375%	6/15/34	640	835
MetLife Inc.	5.700%	6/15/35	1,020	1,248
MetLife Inc.	5.875%	2/6/41	695	855
MetLife Inc.	4.125%	8/13/42	1,115	1,086
MetLife Inc.	4.875%	11/13/43	875	966
MetLife Inc.	4.721%	12/15/44	600	641
1 MetLife Inc.	6.400%	12/15/66	1,395	1,562
1 MetLife Inc.	10.750%	8/1/69	460	749
Munich Re America Corp.	7.450%	12/15/26	350	459
1 Nationwide Financial Services Inc.	6.750%	5/15/67	365	381
Principal Financial Group Inc.	6.050%	10/15/36	690	862
Principal Financial Group Inc.	4.625%	9/15/42	75	79
Principal Financial Group Inc.	4.350%	5/15/43	670	672
Progressive Corp.	6.625%	3/1/29	538	713
Progressive Corp.	6.250%	12/1/32	305	396
Progressive Corp.	4.350%	4/25/44	650	685
Protective Life Corp.	8.450%	10/15/39	390	597
Prudential Financial Inc.	5.750%	7/15/33	550	652
Prudential Financial Inc.	5.400%	6/13/35	545	625
Prudential Financial Inc.	5.900%	3/17/36	640	764
Prudential Financial Inc.	5.700%	12/14/36	275	324
Prudential Financial Inc.	6.625%	12/1/37	960	1,238
Prudential Financial Inc.	6.625%	6/21/40	900	1,168
Prudential Financial Inc.	5.100%	8/15/43	1,375	1,504
Prudential Financial Inc.	4.600%	5/15/44	1,350	1,393
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	870	1,104
Transatlantic Holdings Inc.	8.000%	11/30/39	280	397
Travelers Cos. Inc.	6.750%	6/20/36	555	764
Travelers Cos. Inc.	6.250%	6/15/37	705	927
Travelers Cos. Inc.	5.350%	11/1/40	676	812
Travelers Cos. Inc.	4.600%	8/1/43	505	552
Travelers Property Casualty Corp.	6.375%	3/15/33	500	656
Trinity Acquisition plc	6.125%	8/15/43	275	311
UnitedHealth Group Inc.	5.800%	3/15/36	685	837
UnitedHealth Group Inc.	6.500%	6/15/37	515	674
UnitedHealth Group Inc.	6.625%	11/15/37	755	1,005
UnitedHealth Group Inc.	6.875%	2/15/38	1,185	1,612
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	585	745
UnitedHealth Group Inc.	4.625%	11/15/41	813	861
UnitedHealth Group Inc.	4.375%	3/15/42	305	312
UnitedHealth Group Inc.	3.950%	10/15/42	1,025	984
UnitedHealth Group Inc.	4.250%	3/15/43	650	652
Unum Group	5.750%	8/15/42	300	348
Validus Holdings Ltd.	8.875%	1/26/40	285	391
Voya Financial Inc.	5.700%	7/15/43	350	407
WR Berkley Corp.	4.750%	8/1/44	625	632

XLIT Ltd.	6.250%	5/15/27	280	337
XLIT Ltd.	5.250%	12/15/43	725	803

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	350	359
Brandywine Operating Partnership LP	4.550%	10/1/29	475	481
ERP Operating LP	4.500%	7/1/44	775	787
Federal Realty Investment Trust	4.500%	12/1/44	200	202
HCP Inc.	6.750%	2/1/41	365	486
Health Care REIT Inc.	6.500%	3/15/41	800	1,026
Health Care REIT Inc.	5.125%	3/15/43	225	243
Hospitality Properties Trust	4.500%	3/15/25	200	202
Kilroy Realty LP	4.250%	8/15/29	385	388
2 Omega Healthcare Investors Inc.	4.500%	1/15/25	100	100
Realty Income Corp.	5.875%	3/15/35	385	455
Simon Property Group LP	6.750%	2/1/40	670	918
Simon Property Group LP	4.750%	3/15/42	465	513
Simon Property Group LP	4.250%	10/1/44	400	401
Ventas Realty LP	5.700%	9/30/43	250	298
				253,051
Industrial (65.5%)
Basic Industry (5.8%)
Agrium Inc.	7.125%	5/23/36	430	549
Agrium Inc.	6.125%	1/15/41	450	525
Agrium Inc.	4.900%	6/1/43	700	700
Albemarle Corp.	4.150%	12/1/24	350	357
Albemarle Corp.	5.450%	12/1/44	275	286
Barrick Gold Corp.	5.250%	4/1/42	815	762
Barrick North America Finance LLC	7.500%	9/15/38	265	307
Barrick North America Finance LLC	5.700%	5/30/41	1,400	1,346
Barrick North America Finance LLC	5.750%	5/1/43	800	812
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	695	683
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	375
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,005	996
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,125	3,535
CF Industries Inc.	5.150%	3/15/34	800	852
CF Industries Inc.	4.950%	6/1/43	825	840
CF Industries Inc.	5.375%	3/15/44	900	970
Domtar Corp.	6.250%	9/1/42	425	446
Domtar Corp.	6.750%	2/15/44	175	191
Dow Chemical Co.	7.375%	11/1/29	485	654
Dow Chemical Co.	4.250%	10/1/34	1,000	992
Dow Chemical Co.	9.400%	5/15/39	770	1,249
Dow Chemical Co.	5.250%	11/15/41	505	553
Dow Chemical Co.	4.375%	11/15/42	1,650	1,614
Eastman Chemical Co.	4.800%	9/1/42	480	484
Eastman Chemical Co.	4.650%	10/15/44	800	811
Ecolab Inc.	5.500%	12/8/41	795	940
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	585
EI du Pont de Nemours & Co.	4.900%	1/15/41	810	877
EI du Pont de Nemours & Co.	4.150%	2/15/43	725	710
Freeport-McMoRan Inc.	5.450%	3/15/43	2,355	2,357
Georgia-Pacific LLC	7.375%	12/1/25	402	536
Georgia-Pacific LLC	7.250%	6/1/28	305	408
Georgia-Pacific LLC	7.750%	11/15/29	840	1,177
Georgia-Pacific LLC	8.875%	5/15/31	365	564
Glencore Canada Corp.	6.200%	6/15/35	175	190

Goldcorp Inc.	5.450%	6/9/44	425	424
International Paper Co.	8.700%	6/15/38	275	409
International Paper Co.	7.300%	11/15/39	785	1,032
International Paper Co.	6.000%	11/15/41	475	550
International Paper Co.	4.800%	6/15/44	1,050	1,045
Kinross Gold Corp.	6.875%	9/1/41	260	245
Lubrizol Corp.	6.500%	10/1/34	640	849
LYB International Finance BV	5.250%	7/15/43	625	675
LYB International Finance BV	4.875%	3/15/44	1,125	1,184
Monsanto Co.	5.500%	8/15/25	360	419
Monsanto Co.	4.200%	7/15/34	1,200	1,239
Monsanto Co.	5.875%	4/15/38	230	284
Monsanto Co.	3.600%	7/15/42	895	803
Monsanto Co.	4.400%	7/15/44	850	872
Monsanto Co.	4.700%	7/15/64	720	742
Mosaic Co.	5.450%	11/15/33	500	557
Mosaic Co.	4.875%	11/15/41	145	146
Mosaic Co.	5.625%	11/15/43	700	795
Newmont Mining Corp.	5.875%	4/1/35	480	459
Newmont Mining Corp.	6.250%	10/1/39	940	924
Newmont Mining Corp.	4.875%	3/15/42	1,457	1,236
Nucor Corp.	6.400%	12/1/37	480	590
Nucor Corp.	5.200%	8/1/43	825	889
Placer Dome Inc.	6.450%	10/15/35	50	54
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	460	565
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	635	766
PPG Industries Inc.	5.500%	11/15/40	660	794
Praxair Inc.	3.550%	11/7/42	500	475
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	40
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	626
Rio Tinto Alcan Inc.	6.125%	12/15/33	969	1,185
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	623
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	874
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	845	891
Rio Tinto Finance USA plc	4.750%	3/22/42	290	291
Rio Tinto Finance USA plc	4.125%	8/21/42	1,400	1,288
Rohm & Haas Co.	7.850%	7/15/29	1,235	1,723
Southern Copper Corp.	7.500%	7/27/35	1,595	1,849
Southern Copper Corp.	6.750%	4/16/40	990	1,068
Southern Copper Corp.	5.250%	11/8/42	870	805
Syngenta Finance NV	4.375%	3/28/42	225	229
Teck Resources Ltd.	6.125%	10/1/35	1,280	1,297
Teck Resources Ltd.	6.000%	8/15/40	570	541
Teck Resources Ltd.	6.250%	7/15/41	735	739
Teck Resources Ltd.	5.200%	3/1/42	688	611
Teck Resources Ltd.	5.400%	2/1/43	300	273
The Dow Chemical Company	4.625%	10/1/44	650	658
Vale Canada Ltd.	7.200%	9/15/32	860	981
Vale Overseas Ltd.	8.250%	1/17/34	745	920
Vale Overseas Ltd.	6.875%	11/21/36	2,360	2,568
Vale Overseas Ltd.	6.875%	11/10/39	2,130	2,346
Vale SA	5.625%	9/11/42	1,260	1,218
Westvaco Corp.	8.200%	1/15/30	250	330
Westvaco Corp.	7.950%	2/15/31	500	648
Weyerhaeuser Co.	8.500%	1/15/25	600	795
Weyerhaeuser Co.	6.950%	10/1/27	200	245
Weyerhaeuser Co.	7.375%	3/15/32	955	1,268

Weyerhaeuser Co.	6.875%	12/15/33	725	935
Worthington Industries Inc.	4.550%	4/15/26	200	211

Capital Goods (4.4%)
3M Co.	6.375%	2/15/28	550	739
3M Co.	5.700%	3/15/37	585	746
ABB Finance USA Inc.	4.375%	5/8/42	550	581
Boeing Co.	6.125%	2/15/33	380	496
Boeing Co.	6.875%	3/15/39	270	386
Boeing Co.	5.875%	2/15/40	1,300	1,684
Caterpillar Inc.	5.300%	9/15/35	350	427
Caterpillar Inc.	6.050%	8/15/36	990	1,280
Caterpillar Inc.	3.803%	8/15/42	1,730	1,670
Caterpillar Inc.	4.300%	5/15/44	1,150	1,194
Caterpillar Inc.	4.750%	5/15/64	450	477
Deere & Co.	5.375%	10/16/29	695	850
Deere & Co.	8.100%	5/15/30	300	452
Deere & Co.	3.900%	6/9/42	1,535	1,519
Dover Corp.	6.600%	3/15/38	500	696
Dover Corp.	5.375%	3/1/41	580	702
Eaton Corp.	4.000%	11/2/32	500	502
Eaton Corp.	4.150%	11/2/42	1,350	1,325
Emerson Electric Co.	6.000%	8/15/32	160	208
Emerson Electric Co.	6.125%	4/15/39	140	186
Emerson Electric Co.	5.250%	11/15/39	335	405
General Dynamics Corp.	3.600%	11/15/42	400	380
General Electric Co.	4.125%	10/9/42	1,775	1,817
General Electric Co.	4.500%	3/11/44	3,150	3,413
Honeywell International Inc.	5.700%	3/15/36	400	506
Honeywell International Inc.	5.700%	3/15/37	915	1,160
Honeywell International Inc.	5.375%	3/1/41	740	916
Illinois Tool Works Inc.	4.875%	9/15/41	639	722
Illinois Tool Works Inc.	3.900%	9/1/42	1,156	1,148
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	425	504
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	800	802
Legrand France SA	8.500%	2/15/25	385	536
Lockheed Martin Corp.	6.150%	9/1/36	1,185	1,518
Lockheed Martin Corp.	5.500%	11/15/39	525	633
Lockheed Martin Corp.	5.720%	6/1/40	635	792
Lockheed Martin Corp.	4.850%	9/15/41	1,005	1,130
Lockheed Martin Corp.	4.070%	12/15/42	450	444
Northrop Grumman Corp.	5.050%	11/15/40	540	601
Northrop Grumman Corp.	4.750%	6/1/43	1,350	1,451
Northrop Grumman Systems Corp.	7.750%	2/15/31	560	788
Owens Corning	7.000%	12/1/36	515	628
Parker Hannifin Corp.	6.250%	5/15/38	140	185
Parker-Hannifin Corp.	4.200%	11/21/34	800	820
Parker-Hannifin Corp.	4.450%	11/21/44	400	416
Precision Castparts Corp.	3.900%	1/15/43	775	767
Raytheon Co.	7.200%	8/15/27	455	615
Raytheon Co.	4.875%	10/15/40	275	313
Raytheon Co.	4.700%	12/15/41	710	783
Republic Services Inc.	6.200%	3/1/40	950	1,219
Republic Services Inc.	5.700%	5/15/41	730	877
Rockwell Automation Inc.	6.700%	1/15/28	135	178
Rockwell Automation Inc.	6.250%	12/1/37	430	570
Rockwell Collins Inc.	4.800%	12/15/43	350	398

Sonoco Products Co.	5.750%	11/1/40	595	696
Stanley Black & Decker Inc.	5.200%	9/1/40	315	361
Textron Inc.	3.875%	3/1/25	200	202
United Technologies Corp.	6.700%	8/1/28	400	542
United Technologies Corp.	7.500%	9/15/29	1,055	1,529
United Technologies Corp.	5.400%	5/1/35	400	484
United Technologies Corp.	6.050%	6/1/36	400	522
United Technologies Corp.	6.125%	7/15/38	1,040	1,360
United Technologies Corp.	5.700%	4/15/40	1,405	1,757
United Technologies Corp.	4.500%	6/1/42	3,850	4,167
Valmont Industries Inc.	5.000%	10/1/44	180	178
Valmont Industries Inc.	5.250%	10/1/54	250	249
Waste Management Inc.	7.100%	8/1/26	340	449
Waste Management Inc.	7.000%	7/15/28	646	849
Waste Management Inc.	7.750%	5/15/32	350	510
Waste Management Inc.	6.125%	11/30/39	855	1,086

Communication (16.3%)
21st Century Fox America Inc.	6.550%	3/15/33	335	432
21st Century Fox America Inc.	6.200%	12/15/34	715	906
21st Century Fox America Inc.	6.400%	12/15/35	1,265	1,623
21st Century Fox America Inc.	8.150%	10/17/36	350	507
21st Century Fox America Inc.	6.150%	3/1/37	1,575	1,968
21st Century Fox America Inc.	6.650%	11/15/37	1,395	1,821
21st Century Fox America Inc.	7.850%	3/1/39	250	364
21st Century Fox America Inc.	6.900%	8/15/39	810	1,089
21st Century Fox America Inc.	6.150%	2/15/41	1,575	1,980
21st Century Fox America Inc.	5.400%	10/1/43	600	697
2 21st Century Fox America Inc.	4.750%	9/15/44	575	611
21st Century Fox America Inc.	7.750%	12/1/45	810	1,209
America Movil SAB de CV	6.375%	3/1/35	1,055	1,303
America Movil SAB de CV	6.125%	11/15/37	950	1,148
America Movil SAB de CV	6.125%	3/30/40	1,925	2,322
America Movil SAB de CV	4.375%	7/16/42	1,175	1,143
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	466
AT&T Corp.	8.000%	11/15/31	880	1,318
AT&T Inc.	6.150%	9/15/34	867	1,045
AT&T Inc.	6.500%	9/1/37	837	1,040
AT&T Inc.	6.300%	1/15/38	2,185	2,663
AT&T Inc.	6.400%	5/15/38	660	817
AT&T Inc.	6.550%	2/15/39	1,605	2,003
AT&T Inc.	5.350%	9/1/40	3,640	3,932
AT&T Inc.	5.550%	8/15/41	2,206	2,470
AT&T Inc.	4.300%	12/15/42	2,463	2,328
AT&T Inc.	4.800%	6/15/44	1,815	1,846
AT&T Inc.	4.350%	6/15/45	3,289	3,097
AT&T Mobility LLC	7.125%	12/15/31	560	774
Bellsouth Capital Funding Corp.	7.875%	2/15/30	323	435
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	238
BellSouth Corp.	6.875%	10/15/31	498	619
BellSouth Corp.	6.550%	6/15/34	945	1,180
BellSouth Telecommunications LLC	6.375%	6/1/28	165	198
British Telecommunications plc	9.625%	12/15/30	3,002	4,746
CBS Corp.	7.875%	7/30/30	736	1,011
CBS Corp.	5.500%	5/15/33	560	624
CBS Corp.	5.900%	10/15/40	500	580
CBS Corp.	4.850%	7/1/42	495	495

CBS Corp.	4.900%	8/15/44	500	508
Comcast Corp.	3.375%	2/15/25	700	713
Comcast Corp.	4.250%	1/15/33	1,380	1,431
Comcast Corp.	7.050%	3/15/33	935	1,285
Comcast Corp.	4.200%	8/15/34	950	975
Comcast Corp.	5.650%	6/15/35	1,085	1,313
Comcast Corp.	6.500%	11/15/35	1,160	1,534
Comcast Corp.	6.450%	3/15/37	1,685	2,200
Comcast Corp.	6.950%	8/15/37	1,850	2,555
Comcast Corp.	6.400%	5/15/38	1,255	1,646
Comcast Corp.	6.550%	7/1/39	1,286	1,731
Comcast Corp.	6.400%	3/1/40	950	1,257
Comcast Corp.	4.650%	7/15/42	3,125	3,363
Comcast Corp.	4.500%	1/15/43	600	633
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,895	5,709
Deutsche Telekom International Finance BV	9.250%	6/1/32	490	784
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	350	414
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,310	1,479
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,050	1,240
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,685	1,734
Discovery Communications LLC	6.350%	6/1/40	960	1,159
Discovery Communications LLC	4.950%	5/15/42	500	505
Discovery Communications LLC	4.875%	4/1/43	925	932
Embarq Corp.	7.995%	6/1/36	1,655	1,872
Grupo Televisa SAB	6.625%	3/18/25	510	626
Grupo Televisa SAB	8.500%	3/11/32	540	751
Grupo Televisa SAB	6.625%	1/15/40	500	607
Grupo Televisa SAB	5.000%	5/13/45	950	969
GTE Corp.	6.940%	4/15/28	980	1,227
Historic TW Inc.	6.625%	5/15/29	1,540	1,929
Koninklijke KPN NV	8.375%	10/1/30	1,025	1,422
McGraw Hill Financial Inc.	6.550%	11/15/37	400	442
Moody's Corp.	5.250%	7/15/44	450	494
NBCUniversal Media LLC	6.400%	4/30/40	990	1,298
NBCUniversal Media LLC	5.950%	4/1/41	1,245	1,573
NBCUniversal Media LLC	4.450%	1/15/43	600	628
New Cingular Wireless Services Inc.	8.750%	3/1/31	795	1,217
Orange SA	9.000%	3/1/31	2,475	3,740
Orange SA	5.375%	1/13/42	1,160	1,300
Orange SA	5.500%	2/6/44	935	1,055
Pacific Bell Telephone Co.	7.125%	3/15/26	630	822
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	1,495	1,499
Qwest Corp.	7.125%	11/15/43	585	599
Rogers Communications Inc.	7.500%	8/15/38	725	1,005
Rogers Communications Inc.	4.500%	3/15/43	675	664
Rogers Communications Inc.	5.450%	10/1/43	350	390
Rogers Communications Inc.	5.000%	3/15/44	1,100	1,161
TCI Communications Inc.	7.875%	2/15/26	390	545
TCI Communications Inc.	7.125%	2/15/28	420	566
Telefonica Emisiones SAU	7.045%	6/20/36	2,490	3,236
Telefonica Europe BV	8.250%	9/15/30	1,185	1,629
Thomson Reuters Corp.	5.500%	8/15/35	200	224

Thomson Reuters Corp.	5.850%	4/15/40	490	565
Thomson Reuters Corp.	4.500%	5/23/43	300	293
Thomson Reuters Corp.	5.650%	11/23/43	700	798
Time Warner Cable Inc.	6.550%	5/1/37	1,425	1,813
Time Warner Cable Inc.	7.300%	7/1/38	1,200	1,624
Time Warner Cable Inc.	6.750%	6/15/39	1,770	2,285
Time Warner Cable Inc.	5.875%	11/15/40	1,410	1,663
Time Warner Cable Inc.	5.500%	9/1/41	1,536	1,747
Time Warner Cable Inc.	4.500%	9/15/42	1,425	1,433
Time Warner Cos. Inc.	6.950%	1/15/28	185	237
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,100	1,629
Time Warner Inc.	7.625%	4/15/31	1,810	2,480
Time Warner Inc.	7.700%	5/1/32	2,155	3,009
Time Warner Inc.	6.500%	11/15/36	940	1,173
Time Warner Inc.	6.200%	3/15/40	475	566
Time Warner Inc.	6.100%	7/15/40	985	1,177
Time Warner Inc.	6.250%	3/29/41	985	1,207
Time Warner Inc.	5.375%	10/15/41	870	953
Time Warner Inc.	4.900%	6/15/42	1,155	1,203
Time Warner Inc.	5.350%	12/15/43	375	413
Time Warner Inc.	4.650%	6/1/44	1,025	1,039
Verizon Communications Inc.	7.750%	12/1/30	1,300	1,807
Verizon Communications Inc.	6.400%	9/15/33	5,225	6,472
Verizon Communications Inc.	5.050%	3/15/34	1,100	1,177
Verizon Communications Inc.	4.400%	11/1/34	2,300	2,281
Verizon Communications Inc.	5.850%	9/15/35	1,425	1,674
Verizon Communications Inc.	6.250%	4/1/37	870	1,056
Verizon Communications Inc.	6.400%	2/15/38	2,050	2,531
Verizon Communications Inc.	6.900%	4/15/38	1,340	1,743
Verizon Communications Inc.	7.350%	4/1/39	450	605
Verizon Communications Inc.	6.000%	4/1/41	1,290	1,539
Verizon Communications Inc.	4.750%	11/1/41	1,205	1,236
Verizon Communications Inc.	3.850%	11/1/42	1,395	1,265
Verizon Communications Inc.	6.550%	9/15/43	11,587	14,987
2 Verizon Communications Inc.	4.862%	8/21/46	4,433	4,623
2 Verizon Communications Inc.	5.012%	8/21/54	6,150	6,404
Verizon Florida LLC	6.860%	2/1/28	250	303
Verizon Maryland LLC	5.125%	6/15/33	645	671
Verizon New England Inc.	7.875%	11/15/29	50	65
Verizon New York Inc.	7.375%	4/1/32	1,062	1,352
Viacom Inc.	6.875%	4/30/36	1,025	1,301
Viacom Inc.	4.375%	3/15/43	1,470	1,371
Viacom Inc.	4.875%	6/15/43	450	451
Viacom Inc.	5.850%	9/1/43	1,775	2,015
Viacom Inc.	5.250%	4/1/44	300	318
Vodafone Group plc	7.875%	2/15/30	935	1,291
Vodafone Group plc	6.250%	11/30/32	365	443
Vodafone Group plc	6.150%	2/27/37	1,635	1,931
Vodafone Group plc	4.375%	2/19/43	1,500	1,430
Walt Disney Co.	7.000%	3/1/32	1,245	1,775
Walt Disney Co.	4.125%	12/1/41	685	721
Walt Disney Co.	3.700%	12/1/42	500	490
Walt Disney Co.	4.125%	6/1/44	125	131
WPP Finance 2010	5.125%	9/7/42	275	288
WPP Finance 2010	5.625%	11/15/43	650	718

Consumer Cyclical (6.0%)
2 Alibaba Group Holding Ltd.	4.500%	11/28/34	500	511
Bed Bath & Beyond Inc.	4.915%	8/1/34	400	406
Bed Bath & Beyond Inc.	5.165%	8/1/44	800	812
Cummins Inc.	7.125%	3/1/28	725	987
Cummins Inc.	4.875%	10/1/43	175	201
CVS Health Corp.	5.750%	5/15/41	1,014	1,243
CVS Health Corp.	5.300%	12/5/43	1,300	1,521
Daimler Finance North America LLC	8.500%	1/18/31	1,760	2,668
Darden Restaurants Inc.	7.050%	10/15/37	100	116
eBay Inc.	4.000%	7/15/42	800	690
Ford Motor Co.	6.625%	10/1/28	1,075	1,320
Ford Motor Co.	6.375%	2/1/29	475	567
Ford Motor Co.	7.450%	7/16/31	2,285	3,082
Ford Motor Co.	4.750%	1/15/43	1,675	1,718
Ford Motor Co.	7.400%	11/1/46	570	807
Home Depot Inc.	5.875%	12/16/36	2,550	3,271
Home Depot Inc.	5.400%	9/15/40	455	552
Home Depot Inc.	5.950%	4/1/41	1,665	2,138
Home Depot Inc.	4.200%	4/1/43	1,375	1,418
Home Depot Inc.	4.875%	2/15/44	1,400	1,609
Home Depot Inc.	4.400%	3/15/45	475	506
Johnson Controls Inc.	6.000%	1/15/36	340	414
Johnson Controls Inc.	5.700%	3/1/41	720	852
Johnson Controls Inc.	5.250%	12/1/41	280	313
Johnson Controls Inc.	4.625%	7/2/44	200	202
Johnson Controls Inc.	4.950%	7/2/64	300	306
Kohl's Corp.	6.000%	1/15/33	345	384
Kohl's Corp.	6.875%	12/15/37	375	466
Lowe's Cos. Inc.	6.875%	2/15/28	60	78
Lowe's Cos. Inc.	6.500%	3/15/29	830	1,065
Lowe's Cos. Inc.	5.500%	10/15/35	570	685
Lowe's Cos. Inc.	5.800%	10/15/36	450	556
Lowe's Cos. Inc.	6.650%	9/15/37	330	451
Lowe's Cos. Inc.	5.800%	4/15/40	905	1,134
Lowe's Cos. Inc.	5.125%	11/15/41	455	529
Lowe's Cos. Inc.	4.650%	4/15/42	460	501
Lowe's Cos. Inc.	5.000%	9/15/43	950	1,090
Lowe's Cos. Inc.	4.250%	9/15/44	400	410
Macy's Retail Holdings Inc.	6.900%	4/1/29	735	938
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	289
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	50
Macy's Retail Holdings Inc.	4.500%	12/15/34	450	452
Macy's Retail Holdings Inc.	6.375%	3/15/37	510	638
Macy's Retail Holdings Inc.	5.125%	1/15/42	865	935
McDonald's Corp.	6.300%	10/15/37	735	950
McDonald's Corp.	6.300%	3/1/38	600	777
McDonald's Corp.	5.700%	2/1/39	300	371
McDonald's Corp.	3.700%	2/15/42	1,095	1,018
McDonald's Corp.	3.625%	5/1/43	1,225	1,122
NIKE Inc.	3.625%	5/1/43	225	218
Nordstrom Inc.	6.950%	3/15/28	130	172
Nordstrom Inc.	5.000%	1/15/44	929	1,043
2 QVC Inc.	4.450%	2/15/25	500	487
2 QVC Inc.	5.450%	8/15/34	500	487
QVC Inc.	5.950%	3/15/43	350	361
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	300	299

Target Corp.	6.350%	11/1/32	885	1,143
Target Corp.	6.500%	10/15/37	1,587	2,111
Target Corp.	7.000%	1/15/38	855	1,198
Target Corp.	4.000%	7/1/42	777	770
2 Tiffany & Co.	4.900%	10/1/44	200	207
VF Corp.	6.450%	11/1/37	635	838
Wal-Mart Stores Inc.	5.875%	4/5/27	1,255	1,606
Wal-Mart Stores Inc.	7.550%	2/15/30	1,200	1,736
Wal-Mart Stores Inc.	5.250%	9/1/35	1,840	2,173
Wal-Mart Stores Inc.	6.500%	8/15/37	2,500	3,407
Wal-Mart Stores Inc.	6.200%	4/15/38	2,460	3,244
Wal-Mart Stores Inc.	5.625%	4/1/40	1,772	2,214
Wal-Mart Stores Inc.	4.875%	7/8/40	500	570
Wal-Mart Stores Inc.	5.625%	4/15/41	2,865	3,601
Wal-Mart Stores Inc.	4.000%	4/11/43	1,700	1,725
Wal-Mart Stores Inc.	4.750%	10/2/43	1,350	1,532
Wal-Mart Stores Inc.	4.300%	4/22/44	950	1,005
Walgreen Co.	4.400%	9/15/42	750	732
Walgreens Boots Alliance Inc.	4.500%	11/18/34	400	411
Walgreens Boots Alliance Inc.	4.800%	11/18/44	450	472
Western Union Co.	6.200%	11/17/36	500	522
Western Union Co.	6.200%	6/21/40	270	287
Yum! Brands Inc.	6.875%	11/15/37	710	905
Yum! Brands Inc.	5.350%	11/1/43	250	273

Consumer Noncyclical (13.2%)
Abbott Laboratories	6.150%	11/30/37	600	798
Abbott Laboratories	6.000%	4/1/39	645	854
Abbott Laboratories	5.300%	5/27/40	480	579
AbbVie Inc.	4.400%	11/6/42	2,690	2,650
Actavis Funding SCS	4.850%	6/15/44	1,725	1,714
Actavis Inc.	4.625%	10/1/42	840	791
Ahold Finance USA LLC	6.875%	5/1/29	515	662
Altria Group Inc.	9.950%	11/10/38	1,343	2,297
Altria Group Inc.	10.200%	2/6/39	816	1,405
Altria Group Inc.	4.250%	8/9/42	525	495
Altria Group Inc.	4.500%	5/2/43	1,100	1,080
Altria Group Inc.	5.375%	1/31/44	1,925	2,145
Amgen Inc.	6.375%	6/1/37	995	1,237
Amgen Inc.	6.900%	6/1/38	765	1,008
Amgen Inc.	6.400%	2/1/39	1,335	1,676
Amgen Inc.	5.750%	3/15/40	1,200	1,402
Amgen Inc.	4.950%	10/1/41	835	881
Amgen Inc.	5.150%	11/15/41	2,942	3,199
Amgen Inc.	5.650%	6/15/42	1,020	1,184
Amgen Inc.	5.375%	5/15/43	200	225
Anheuser-Busch Cos. LLC	6.800%	8/20/32	265	360
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	25
Anheuser-Busch Cos. LLC	5.750%	4/1/36	225	272
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	889
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,285	1,234
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	925	979
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,540	2,339
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	705	1,071
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,129
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	785	726
Archer-Daniels-Midland Co.	5.935%	10/1/32	495	623

Archer-Daniels-Midland Co.	5.375%	9/15/35	510	613
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	643
Archer-Daniels-Midland Co.	4.535%	3/26/42	840	905
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	125
1 Ascension Health Alliance	4.847%	11/15/53	475	529
AstraZeneca plc	6.450%	9/15/37	3,026	3,997
AstraZeneca plc	4.000%	9/18/42	1,025	985
Baxter International Inc.	6.250%	12/1/37	230	299
Baxter International Inc.	3.650%	8/15/42	850	791
Becton Dickinson & Co.	6.000%	5/15/39	430	523
Becton Dickinson & Co.	5.000%	11/12/40	540	582
Boston Scientific Corp.	7.000%	11/15/35	400	527
Boston Scientific Corp.	7.375%	1/15/40	830	1,116
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,005	1,270
Bristol-Myers Squibb Co.	6.125%	5/1/38	510	662
Bristol-Myers Squibb Co.	3.250%	8/1/42	975	847
Bristol-Myers Squibb Co.	4.500%	3/1/44	525	560
Brown-Forman Corp.	3.750%	1/15/43	275	268
Campbell Soup Co.	3.800%	8/2/42	500	452
Cardinal Health Inc.	4.600%	3/15/43	825	868
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	775	771
Celgene Corp.	5.700%	10/15/40	610	725
Celgene Corp.	5.250%	8/15/43	400	444
Celgene Corp.	4.625%	5/15/44	1,025	1,045
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	250	254
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	600	601
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	675	773
ConAgra Foods Inc.	7.125%	10/1/26	510	651
ConAgra Foods Inc.	7.000%	10/1/28	575	737
ConAgra Foods Inc.	8.250%	9/15/30	495	711
ConAgra Foods Inc.	6.625%	8/15/39	400	501
ConAgra Foods Inc.	4.650%	1/25/43	548	555
Covidien International Finance SA	6.550%	10/15/37	760	989
Delhaize America LLC	9.000%	4/15/31	220	302
Delhaize Group SA	5.700%	10/1/40	922	972
Diageo Capital plc	5.875%	9/30/36	770	956
Diageo Capital plc	3.875%	4/29/43	375	359
Diageo Investment Corp.	7.450%	4/15/35	235	335
Diageo Investment Corp.	4.250%	5/11/42	785	780
Dignity Health	5.267%	11/1/64	500	522
Dignity Health California GO	4.500%	11/1/42	375	373
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	475
Eli Lilly & Co.	7.125%	6/1/25	360	485
Eli Lilly & Co.	5.500%	3/15/27	800	969
Eli Lilly & Co.	5.550%	3/15/37	1,105	1,330
Eli Lilly & Co.	5.950%	11/15/37	315	402
Eli Lilly & Co.	4.650%	6/15/44	600	659
Estee Lauder Cos. Inc.	6.000%	5/15/37	415	519
Estee Lauder Cos. Inc.	3.700%	8/15/42	250	233
Express Scripts Holding Co.	6.125%	11/15/41	1,170	1,469
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	460	433
General Mills Inc.	5.400%	6/15/40	115	132
General Mills Inc.	4.150%	2/15/43	1,175	1,190
Gilead Sciences Inc.	3.500%	2/1/25	1,500	1,539
Gilead Sciences Inc.	5.650%	12/1/41	1,100	1,315
Gilead Sciences Inc.	4.800%	4/1/44	2,075	2,268
Gilead Sciences Inc.	4.500%	2/1/45	1,100	1,159

GlaxoSmithKline Capital Inc.	5.375%	4/15/34	405	486
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,870	3,757
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	500	503
Hasbro Inc.	6.350%	3/15/40	360	431
Hasbro Inc.	5.100%	5/15/44	800	839
Hershey Co.	7.200%	8/15/27	250	347
Ingredion Inc.	6.625%	4/15/37	475	606
Johnson & Johnson	6.950%	9/1/29	440	630
Johnson & Johnson	4.950%	5/15/33	300	365
Johnson & Johnson	4.375%	12/5/33	1,200	1,344
Johnson & Johnson	5.950%	8/15/37	1,305	1,770
Johnson & Johnson	5.850%	7/15/38	500	674
Johnson & Johnson	4.500%	9/1/40	195	222
Johnson & Johnson	4.850%	5/15/41	95	112
Johnson & Johnson	4.500%	12/5/43	450	513
Kaiser Foundation Hospitals	4.875%	4/1/42	620	705
Kellogg Co.	7.450%	4/1/31	965	1,297
Kimberly-Clark Corp.	6.625%	8/1/37	400	560
Kimberly-Clark Corp.	5.300%	3/1/41	485	587
Kimberly-Clark Corp.	3.700%	6/1/43	225	213
Koninklijke Philips NV	6.875%	3/11/38	870	1,171
Koninklijke Philips NV	5.000%	3/15/42	900	956
Kraft Foods Group Inc.	6.875%	1/26/39	1,225	1,590
Kraft Foods Group Inc.	6.500%	2/9/40	1,300	1,645
Kraft Foods Group Inc.	5.000%	6/4/42	1,300	1,401
Kroger Co.	7.500%	4/1/31	380	509
Kroger Co.	6.900%	4/15/38	855	1,118
Kroger Co.	5.000%	4/15/42	400	430
Kroger Co.	5.150%	8/1/43	850	941
Lorillard Tobacco Co.	8.125%	5/1/40	40	56
Lorillard Tobacco Co.	7.000%	8/4/41	535	673
Mattel Inc.	5.450%	11/1/41	620	685
1 Mayo Clinic	3.774%	11/15/43	400	386
1 Mayo Clinic	4.000%	11/15/47	225	222
McKesson Corp.	6.000%	3/1/41	930	1,135
McKesson Corp.	4.883%	3/15/44	350	372
Mead Johnson Nutrition Co.	5.900%	11/1/39	200	245
Mead Johnson Nutrition Co.	4.600%	6/1/44	700	725
Medtronic Inc.	6.500%	3/15/39	155	208
Medtronic Inc.	5.550%	3/15/40	480	583
Medtronic Inc.	4.500%	3/15/42	610	640
Medtronic Inc.	4.000%	4/1/43	800	758
Medtronic Inc.	4.625%	3/15/44	660	691
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	458
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	250	246
Merck & Co. Inc.	6.500%	12/1/33	1,315	1,796
Merck & Co. Inc.	6.550%	9/15/37	725	1,009
Merck & Co. Inc.	3.600%	9/15/42	900	858
Merck & Co. Inc.	4.150%	5/18/43	1,875	1,957
Molson Coors Brewing Co.	5.000%	5/1/42	775	823
Mondelez International Inc.	6.500%	11/1/31	730	946
Mondelez International Inc.	6.875%	2/1/38	730	963
Mondelez International Inc.	6.875%	1/26/39	215	286
Mondelez International Inc.	6.500%	2/9/40	1,565	2,044
Mylan Inc.	5.400%	11/29/43	775	843

Newell Rubbermaid Inc.	4.000%	12/1/24	225	228
Novant Health Inc.	4.371%	11/1/43	300	301
Novartis Capital Corp.	3.700%	9/21/42	300	292
Novartis Capital Corp.	4.400%	5/6/44	2,200	2,381
NYU Hospitals Center	4.784%	7/1/44	250	255
Owens & Minor Inc.	4.375%	12/15/24	250	258
Pepsi Bottling Group Inc.	7.000%	3/1/29	985	1,354
PepsiCo Inc.	5.500%	1/15/40	1,000	1,198
PepsiCo Inc.	4.875%	11/1/40	870	959
PepsiCo Inc.	4.000%	3/5/42	600	589
PepsiCo Inc.	3.600%	8/13/42	1,165	1,074
PepsiCo Inc.	4.250%	10/22/44	500	507
Perrigo Co. plc	5.300%	11/15/43	575	617
Perrigo Finance plc	3.900%	12/15/24	250	252
Perrigo Finance plc	4.900%	12/15/44	500	511
Pfizer Inc.	7.200%	3/15/39	1,730	2,501
Pfizer Inc.	4.300%	6/15/43	700	723
Pfizer Inc.	4.400%	5/15/44	800	838
Pharmacia Corp.	6.600%	12/1/28	355	473
Philip Morris International Inc.	6.375%	5/16/38	1,740	2,230
Philip Morris International Inc.	4.375%	11/15/41	745	749
Philip Morris International Inc.	4.500%	3/20/42	755	775
Philip Morris International Inc.	3.875%	8/21/42	975	914
Philip Morris International Inc.	4.125%	3/4/43	875	852
Philip Morris International Inc.	4.875%	11/15/43	500	544
Procter & Gamble Co.	6.450%	1/15/26	400	528
Procter & Gamble Co.	5.800%	8/15/34	650	856
3 Procter & Gamble Co.	5.550%	3/5/37	2,065	2,611
Quest Diagnostics Inc.	6.950%	7/1/37	60	76
Quest Diagnostics Inc.	5.750%	1/30/40	460	519
Reynolds American Inc.	7.250%	6/15/37	375	471
Reynolds American Inc.	4.750%	11/1/42	900	871
Reynolds American Inc.	6.150%	9/15/43	750	873
Safeway Inc.	7.250%	2/1/31	480	479
St. Jude Medical Inc.	4.750%	4/15/43	875	911
Stryker Corp.	4.100%	4/1/43	900	882
Stryker Corp.	4.375%	5/15/44	400	414
Sysco Corp.	4.350%	10/2/34	1,250	1,311
Sysco Corp.	5.375%	9/21/35	730	862
Sysco Corp.	4.500%	10/2/44	900	948
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,175	1,415
Thermo Fisher Scientific Inc.	5.300%	2/1/44	825	933
Tyson Foods Inc.	4.875%	8/15/34	400	432
Tyson Foods Inc.	5.150%	8/15/44	975	1,062
Unilever Capital Corp.	5.900%	11/15/32	1,495	2,018
Whirlpool Corp.	3.700%	5/1/25	600	605
Whirlpool Corp.	5.150%	3/1/43	475	510
Wyeth LLC	6.500%	2/1/34	930	1,237
Wyeth LLC	6.000%	2/15/36	900	1,166
Wyeth LLC	5.950%	4/1/37	2,395	3,001
Zimmer Holdings Inc.	5.750%	11/30/39	575	682
Zoetis Inc.	4.700%	2/1/43	1,125	1,112

Energy (12.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	680	876
Anadarko Finance Co.	7.500%	5/1/31	1,042	1,371
Anadarko Petroleum Corp.	6.450%	9/15/36	1,860	2,274

Anadarko Petroleum Corp.	7.950%	6/15/39	155	219
Anadarko Petroleum Corp.	6.200%	3/15/40	1,265	1,503
Anadarko Petroleum Corp.	4.500%	7/15/44	350	340
Apache Corp.	6.000%	1/15/37	1,386	1,578
Apache Corp.	5.100%	9/1/40	1,085	1,110
Apache Corp.	5.250%	2/1/42	1,005	1,052
Apache Corp.	4.750%	4/15/43	1,295	1,263
Apache Corp.	4.250%	1/15/44	875	792
Apache Finance Canada Corp.	7.750%	12/15/29	225	323
Baker Hughes Inc.	6.875%	1/15/29	350	466
Baker Hughes Inc.	5.125%	9/15/40	1,810	2,022
Boardwalk Pipelines LP	4.950%	12/15/24	250	254
Buckeye Partners LP	5.850%	11/15/43	375	380
Buckeye Partners LP	5.600%	10/15/44	300	293
Burlington Resources Finance Co.	7.200%	8/15/31	915	1,277
Burlington Resources Finance Co.	7.400%	12/1/31	55	79
Cameron International Corp.	7.000%	7/15/38	550	691
Cameron International Corp.	5.950%	6/1/41	255	291
Cameron International Corp.	5.125%	12/15/43	375	384
Canadian Natural Resources Ltd.	7.200%	1/15/32	728	947
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	425
Canadian Natural Resources Ltd.	5.850%	2/1/35	600	696
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	559
Canadian Natural Resources Ltd.	6.250%	3/15/38	755	912
Canadian Natural Resources Ltd.	6.750%	2/1/39	525	661
Cenovus Energy Inc.	6.750%	11/15/39	1,422	1,807
Cenovus Energy Inc.	4.450%	9/15/42	450	435
Cenovus Energy Inc.	5.200%	9/15/43	700	740
CenterPoint Energy Resources Corp.	6.625%	11/1/37	230	308
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	317
Conoco Funding Co.	7.250%	10/15/31	515	714
ConocoPhillips	5.900%	10/15/32	665	831
ConocoPhillips	5.900%	5/15/38	210	261
ConocoPhillips	6.500%	2/1/39	3,155	4,197
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	727
ConocoPhillips Co.	4.150%	11/15/34	200	203
ConocoPhillips Co.	4.300%	11/15/44	200	205
ConocoPhillips Holding Co.	6.950%	4/15/29	1,760	2,368
Continental Resources Inc.	4.900%	6/1/44	1,000	918
DCP Midstream LLC	8.125%	8/16/30	321	434
DCP Midstream Operating LP	5.600%	4/1/44	875	923
Devon Energy Corp.	7.950%	4/15/32	1,070	1,498
Devon Energy Corp.	5.600%	7/15/41	1,290	1,475
Devon Energy Corp.	4.750%	5/15/42	865	894
Devon Financing Corp. LLC	7.875%	9/30/31	1,495	2,063
Diamond Offshore Drilling Inc.	5.700%	10/15/39	575	572
Diamond Offshore Drilling Inc.	4.875%	11/1/43	775	678
Dominion Gas Holdings LLC	4.800%	11/1/43	350	375
El Paso Natural Gas Co. LLC	8.375%	6/15/32	250	325
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	490
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	510	460
2 Enable Midstream Partners LP	5.000%	5/15/44	525	505
Enbridge Energy Partners LP	7.500%	4/15/38	400	523
Enbridge Energy Partners LP	5.500%	9/15/40	700	733
Enbridge Inc.	4.500%	6/10/44	450	441
Encana Corp.	6.500%	8/15/34	1,285	1,559
Encana Corp.	6.625%	8/15/37	1,110	1,349

Encana Corp.	6.500%	2/1/38	540	650
Encana Corp.	5.150%	11/15/41	340	355
Energy Transfer Partners LP	8.250%	11/15/29	214	305
Energy Transfer Partners LP	6.625%	10/15/36	1,035	1,177
Energy Transfer Partners LP	7.500%	7/1/38	555	683
Energy Transfer Partners LP	6.050%	6/1/41	1,231	1,326
Energy Transfer Partners LP	6.500%	2/1/42	905	1,027
Energy Transfer Partners LP	5.150%	2/1/43	475	470
Eni USA Inc.	7.300%	11/15/27	395	531
EnLink Midstream Partners LP	5.600%	4/1/44	400	442
Ensco plc	5.750%	10/1/44	200	206
Enterprise Products Operating LLC	3.750%	2/15/25	925	937
Enterprise Products Operating LLC	6.875%	3/1/33	790	1,025
Enterprise Products Operating LLC	6.650%	10/15/34	360	467
Enterprise Products Operating LLC	5.750%	3/1/35	250	289
Enterprise Products Operating LLC	7.550%	4/15/38	390	537
Enterprise Products Operating LLC	6.125%	10/15/39	560	663
Enterprise Products Operating LLC	6.450%	9/1/40	510	632
Enterprise Products Operating LLC	5.950%	2/1/41	875	1,044
Enterprise Products Operating LLC	5.700%	2/15/42	670	774
Enterprise Products Operating LLC	4.850%	8/15/42	590	603
Enterprise Products Operating LLC	4.450%	2/15/43	1,500	1,466
Enterprise Products Operating LLC	4.850%	3/15/44	2,050	2,151
Enterprise Products Operating LLC	5.100%	2/15/45	1,025	1,115
Enterprise Products Operating LLC	4.950%	10/15/54	250	256
Global Marine Inc.	7.000%	6/1/28	705	737
Halliburton Co.	6.700%	9/15/38	816	1,056
Halliburton Co.	7.450%	9/15/39	470	654
Halliburton Co.	4.500%	11/15/41	1,200	1,203
Halliburton Co.	4.750%	8/1/43	590	622
Hess Corp.	7.875%	10/1/29	690	923
Hess Corp.	7.300%	8/15/31	860	1,105
Hess Corp.	7.125%	3/15/33	650	835
Hess Corp.	6.000%	1/15/40	800	910
Hess Corp.	5.600%	2/15/41	1,350	1,494
Husky Energy Inc.	6.800%	9/15/37	350	446
Kerr-McGee Corp.	7.875%	9/15/31	390	530
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	427
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	378
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	705
Kinder Morgan Energy Partners LP	5.800%	3/15/35	925	990
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	650
Kinder Morgan Energy Partners LP	6.950%	1/15/38	445	521
Kinder Morgan Energy Partners LP	6.500%	9/1/39	605	680
Kinder Morgan Energy Partners LP	6.550%	9/15/40	800	901
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	583
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	550
Kinder Morgan Energy Partners LP	5.000%	8/15/42	850	808
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,650	1,586
Kinder Morgan Energy Partners LP	5.500%	3/1/44	375	382
Kinder Morgan Inc.	4.300%	6/1/25	875	880
Kinder Morgan Inc.	7.750%	1/15/32	1,000	1,269
Kinder Morgan Inc.	5.300%	12/1/34	1,400	1,423
Kinder Morgan Inc.	5.550%	6/1/45	1,850	1,882
Magellan Midstream Partners LP	6.400%	5/1/37	265	324
Magellan Midstream Partners LP	4.200%	12/1/42	250	233
Magellan Midstream Partners LP	5.150%	10/15/43	525	565

Marathon Oil Corp.	6.800%	3/15/32	540	669
Marathon Oil Corp.	6.600%	10/1/37	805	986
Marathon Petroleum Corp.	6.500%	3/1/41	1,160	1,370
Marathon Petroleum Corp.	4.750%	9/15/44	1,200	1,159
Marathon Petroleum Corp.	5.000%	9/15/54	250	242
Murphy Oil Corp.	7.050%	5/1/29	330	392
Murphy Oil Corp.	5.125%	12/1/42	300	284
National Oilwell Varco Inc.	3.950%	12/1/42	1,510	1,424
NiSource Finance Corp.	6.250%	12/15/40	480	607
Nisource Finance Corp.	5.950%	6/15/41	790	967
Nisource Finance Corp.	5.800%	2/1/42	300	362
Nisource Finance Corp.	5.250%	2/15/43	820	927
Nisource Finance Corp.	4.800%	2/15/44	800	853
Noble Energy Inc.	8.000%	4/1/27	245	324
Noble Energy Inc.	6.000%	3/1/41	975	1,090
Noble Energy Inc.	5.250%	11/15/43	1,000	1,056
Noble Energy Inc.	5.050%	11/15/44	450	451
Noble Holding International Ltd.	6.200%	8/1/40	360	350
Noble Holding International Ltd.	6.050%	3/1/41	850	809
ONEOK Partners LP	6.650%	10/1/36	1,050	1,240
ONEOK Partners LP	6.850%	10/15/37	185	223
ONEOK Partners LP	6.125%	2/1/41	995	1,114
ONEOK Partners LP	6.200%	9/15/43	850	988
Petro-Canada	7.875%	6/15/26	270	373
Petro-Canada	7.000%	11/15/28	145	192
Petro-Canada	5.350%	7/15/33	345	398
Petro-Canada	5.950%	5/15/35	795	965
Petro-Canada	6.800%	5/15/38	1,360	1,805
Phillips 66	4.650%	11/15/34	800	822
Phillips 66	5.875%	5/1/42	1,926	2,219
Phillips 66	4.875%	11/15/44	930	948
Pioneer Natural Resources Co.	7.200%	1/15/28	275	347
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	65	81
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	460	574
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	777
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	575	539
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	575	578
Pride International Inc.	7.875%	8/15/40	485	610
Rowan Cos. Inc.	5.400%	12/1/42	300	277
Rowan Cos. Inc.	5.850%	1/15/44	600	583
Shell International Finance BV	6.375%	12/15/38	2,870	3,793
Shell International Finance BV	5.500%	3/25/40	995	1,195
Shell International Finance BV	3.625%	8/21/42	200	189
Shell International Finance BV	4.550%	8/12/43	1,575	1,719
Southern Natural Gas Co. LLC	8.000%	3/1/32	670	873
Spectra Energy Capital LLC	7.500%	9/15/38	60	78
Spectra Energy Partners LP	5.950%	9/25/43	400	481
Suncor Energy Inc.	7.150%	2/1/32	715	975
Suncor Energy Inc.	5.950%	12/1/34	525	637
Suncor Energy Inc.	6.500%	6/15/38	1,190	1,537
Suncor Energy Inc.	6.850%	6/1/39	500	681
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	850	823

Sunoco Logistics Partners Operations LP	5.300%	4/1/44	750	764
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	250	257
Talisman Energy Inc.	7.250%	10/15/27	235	284
Talisman Energy Inc.	5.850%	2/1/37	1,320	1,272
Talisman Energy Inc.	6.250%	2/1/38	625	636
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	210	251
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	79
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	297
Texas Eastern Transmission LP	7.000%	7/15/32	405	545
Tosco Corp.	7.800%	1/1/27	200	277
Tosco Corp.	8.125%	2/15/30	620	912
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,375	1,444
TransCanada PipeLines Ltd.	5.600%	3/31/34	910	1,051
TransCanada PipeLines Ltd.	5.850%	3/15/36	485	569
TransCanada PipeLines Ltd.	6.200%	10/15/37	840	1,014
TransCanada PipeLines Ltd.	7.250%	8/15/38	505	673
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,067	1,498
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,145	1,389
TransCanada PipeLines Ltd.	5.000%	10/16/43	475	501
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	324
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	460
Transocean Inc.	7.500%	4/15/31	925	921
Transocean Inc.	6.800%	3/15/38	685	598
Transocean Inc.	7.350%	12/15/41	155	152
Valero Energy Corp.	7.500%	4/15/32	959	1,236
Valero Energy Corp.	6.625%	6/15/37	1,115	1,358
Valero Energy Corp.	10.500%	3/15/39	440	723
Weatherford International LLC	6.800%	6/15/37	310	346
Weatherford International Ltd.	6.500%	8/1/36	605	643
Weatherford International Ltd.	7.000%	3/15/38	1,048	1,170
Weatherford International Ltd.	9.875%	3/1/39	355	521
Weatherford International Ltd.	6.750%	9/15/40	345	380
Weatherford International Ltd.	5.950%	4/15/42	530	523
Western Gas Partners LP	5.450%	4/1/44	425	457
Williams Cos. Inc.	7.500%	1/15/31	287	325
Williams Cos. Inc.	8.750%	3/15/32	576	710
Williams Cos. Inc.	5.750%	6/24/44	700	670
Williams Partners LP	3.900%	1/15/25	615	611
Williams Partners LP	6.300%	4/15/40	1,335	1,544
Williams Partners LP	5.800%	11/15/43	625	690
Williams Partners LP	5.400%	3/4/44	350	369
Williams Partners LP	4.900%	1/15/45	600	593
XTO Energy Inc.	6.750%	8/1/37	105	152

Other Industrial (0.4%)
California Institute of Technology GO	4.700%	11/1/11	410	418
Fluor Corp.	3.500%	12/15/24	450	447
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	425	430
1 Massachusetts Institute of Technology	3.959%	7/1/38	650	675
Massachusetts Institute of Technology GO	5.600%	7/1/11	555	733
Massachusetts Institute of Technology GO	4.678%	7/1/14	650	717
1 Northwestern University Illinois GO	4.643%	12/1/44	600	684
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	700	690
University of Pennsylvania GO	4.674%	9/1/12	275	285

Technology (3.3%)
Apple Inc.	3.850%	5/4/43	3,450	3,355
Apple Inc.	4.450%	5/6/44	1,650	1,774
Applied Materials Inc.	5.850%	6/15/41	925	1,123
Broadcom Corp.	4.500%	8/1/34	250	258
Cisco Systems Inc.	5.900%	2/15/39	2,230	2,758
Cisco Systems Inc.	5.500%	1/15/40	2,145	2,567
Corning Inc.	7.250%	8/15/36	35	46
Corning Inc.	4.700%	3/15/37	400	421
Corning Inc.	5.750%	8/15/40	415	484
Corning Inc.	4.750%	3/15/42	555	585
Harris Corp.	6.150%	12/15/40	400	474
Hewlett-Packard Co.	6.000%	9/15/41	1,160	1,291
HP Enterprise Services LLC	7.450%	10/15/29	260	329
Intel Corp.	4.000%	12/15/32	445	449
Intel Corp.	4.800%	10/1/41	1,430	1,557
Intel Corp.	4.250%	12/15/42	1,300	1,310
International Business Machines Corp.	7.000%	10/30/25	660	873
International Business Machines Corp.	6.220%	8/1/27	670	856
International Business Machines Corp.	6.500%	1/15/28	225	294
International Business Machines Corp.	5.875%	11/29/32	455	574
International Business Machines Corp.	5.600%	11/30/39	840	1,010
International Business Machines Corp.	4.000%	6/20/42	1,534	1,493
Juniper Networks Inc.	5.950%	3/15/41	420	422
KLA-Tencor Corp.	5.650%	11/1/34	550	564
Microsoft Corp.	5.200%	6/1/39	1,055	1,246
Microsoft Corp.	4.500%	10/1/40	1,050	1,137
Microsoft Corp.	5.300%	2/8/41	1,020	1,226
Microsoft Corp.	3.500%	11/15/42	1,005	933
Microsoft Corp.	3.750%	5/1/43	225	219
Microsoft Corp.	4.875%	12/15/43	250	289
Motorola Solutions Inc.	7.500%	5/15/25	296	377
Motorola Solutions Inc.	5.500%	9/1/44	550	557
Oracle Corp.	4.300%	7/8/34	2,100	2,193
Oracle Corp.	6.500%	4/15/38	1,220	1,602
Oracle Corp.	6.125%	7/8/39	1,190	1,506
Oracle Corp.	5.375%	7/15/40	2,591	3,028
Oracle Corp.	4.500%	7/8/44	1,200	1,264
2 Seagate HDD Cayman	4.750%	1/1/25	1,125	1,150
2 Seagate HDD Cayman	5.750%	12/1/34	825	856
Trimble Navigation Ltd.	4.750%	12/1/24	300	301
Tyco Electronics Group SA	7.125%	10/1/37	870	1,175
Xerox Corp.	6.750%	12/15/39	310	380

Transportation (3.3%)
1 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	650	660
American Airlines 2014-1 Class A Pass
Through Trust	3.700%	10/1/26	850	854
1 BNSF Funding Trust I	6.613%	12/15/55	620	694
Burlington Northern Santa Fe LLC	7.000%	12/15/25	385	508
Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	71
Burlington Northern Santa Fe LLC	6.200%	8/15/36	570	726
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	986
Burlington Northern Santa Fe LLC	5.750%	5/1/40	810	980
Burlington Northern Santa Fe LLC	5.050%	3/1/41	605	669
Burlington Northern Santa Fe LLC	5.400%	6/1/41	545	637

Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	220
Burlington Northern Santa Fe LLC	4.400%	3/15/42	950	968
Burlington Northern Santa Fe LLC	4.375%	9/1/42	700	705
Burlington Northern Santa Fe LLC	4.450%	3/15/43	810	832
Burlington Northern Santa Fe LLC	5.150%	9/1/43	600	679
Burlington Northern Santa Fe LLC	4.900%	4/1/44	900	987
Burlington Northern Santa Fe LLC	4.550%	9/1/44	675	704
Canadian National Railway Co.	6.900%	7/15/28	560	758
Canadian National Railway Co.	6.250%	8/1/34	595	789
Canadian National Railway Co.	6.200%	6/1/36	430	573
Canadian National Railway Co.	6.375%	11/15/37	430	592
Canadian National Railway Co.	3.500%	11/15/42	500	473
Canadian Pacific Railway Co.	7.125%	10/15/31	425	581
Canadian Pacific Railway Co.	5.950%	5/15/37	895	1,150
Canadian Pacific Railway Ltd.	5.750%	1/15/42	400	509
Con-way Inc.	6.700%	5/1/34	355	401
CSX Corp.	6.000%	10/1/36	541	678
CSX Corp.	6.150%	5/1/37	610	765
CSX Corp.	6.220%	4/30/40	415	529
CSX Corp.	5.500%	4/15/41	756	892
CSX Corp.	4.750%	5/30/42	390	415
CSX Corp.	4.400%	3/1/43	500	514
CSX Corp.	4.100%	3/15/44	1,300	1,260
CSX Corp.	4.500%	8/1/54	475	483
FedEx Corp.	4.900%	1/15/34	475	524
FedEx Corp.	3.875%	8/1/42	421	395
FedEx Corp.	4.100%	4/15/43	360	349
FedEx Corp.	5.100%	1/15/44	850	953
1 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	425	417
Kansas City Southern Railway Co.	4.300%	5/15/43	475	473
Norfolk Southern Corp.	5.590%	5/17/25	424	503
Norfolk Southern Corp.	7.800%	5/15/27	350	488
Norfolk Southern Corp.	7.250%	2/15/31	230	320
Norfolk Southern Corp.	7.050%	5/1/37	300	418
Norfolk Southern Corp.	4.837%	10/1/41	1,103	1,220
Norfolk Southern Corp.	3.950%	10/1/42	380	368
Norfolk Southern Corp.	4.800%	8/15/43	675	742
Norfolk Southern Corp.	7.900%	5/15/97	275	437
Norfolk Southern Corp.	6.000%	3/15/05	502	627
Norfolk Southern Corp.	6.000%	5/23/11	450	571
Union Pacific Corp.	3.250%	1/15/25	100	102
Union Pacific Corp.	6.625%	2/1/29	610	820
Union Pacific Corp.	4.750%	9/15/41	450	499
Union Pacific Corp.	4.300%	6/15/42	255	267
Union Pacific Corp.	4.250%	4/15/43	525	542
Union Pacific Corp.	4.750%	12/15/43	820	914
Union Pacific Corp.	4.821%	2/1/44	392	442
Union Pacific Corp.	4.850%	6/15/44	350	396
Union Pacific Corp.	4.150%	1/15/45	875	896
1 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	9/3/26	450	452
1 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	1,000	1,032
1 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	950	965
United Parcel Service Inc.	6.200%	1/15/38	1,475	1,963

United Parcel Service Inc.	4.875%	11/15/40	1,020	1,170
United Parcel Service Inc.	3.625%	10/1/42	175	167
United Parcel Service of America Inc.	8.375%	4/1/30	225	331
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	437	447
1 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	406	428
				866,208
Utilities (13.0%)
Electric (12.2%)
AEP Texas Central Co.	6.650%	2/15/33	1,050	1,392
Alabama Power Co.	5.650%	3/15/35	525	532
Alabama Power Co.	6.125%	5/15/38	320	427
Alabama Power Co.	6.000%	3/1/39	445	580
Alabama Power Co.	5.500%	3/15/41	245	305
Alabama Power Co.	5.200%	6/1/41	405	488
Alabama Power Co.	4.100%	1/15/42	215	223
Alabama Power Co.	3.850%	12/1/42	900	893
Alabama Power Co.	4.150%	8/15/44	300	309
Ameren Illinois Co.	4.800%	12/15/43	225	254
Ameren Illinois Co.	4.300%	7/1/44	375	390
Appalachian Power Co.	5.800%	10/1/35	450	547
Appalachian Power Co.	6.375%	4/1/36	585	750
Appalachian Power Co.	6.700%	8/15/37	500	667
Appalachian Power Co.	7.000%	4/1/38	415	572
Arizona Public Service Co.	5.500%	9/1/35	300	367
Arizona Public Service Co.	5.050%	9/1/41	485	562
Arizona Public Service Co.	4.500%	4/1/42	593	644
Baltimore Gas & Electric Co.	6.350%	10/1/36	320	423
Berkshire Hathaway Energy Co.	8.480%	9/15/28	483	719
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,710	2,133
Berkshire Hathaway Energy Co.	5.950%	5/15/37	941	1,172
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,010	1,325
Berkshire Hathaway Energy Co.	5.150%	11/15/43	760	868
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	43
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	975	915
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	575	628
Cleco Power LLC	6.500%	12/1/35	330	419
Cleco Power LLC	6.000%	12/1/40	235	278
CMS Energy Corp.	4.700%	3/31/43	375	395
CMS Energy Corp.	4.875%	3/1/44	250	266
Commonwealth Edison Co.	5.875%	2/1/33	185	233
Commonwealth Edison Co.	5.900%	3/15/36	585	745
Commonwealth Edison Co.	6.450%	1/15/38	426	579
Commonwealth Edison Co.	3.800%	10/1/42	620	607
Commonwealth Edison Co.	4.700%	1/15/44	875	979
Connecticut Light & Power Co.	6.350%	6/1/36	351	471
Connecticut Light & Power Co.	4.300%	4/15/44	100	105
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	340	403
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	370	460
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	646	826
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	460	557
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	725	944
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	859
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	780	934
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	335	412
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,675	1,741

Consumers Energy Co.	3.950%	5/15/43	550	552
Consumers Energy Co.	4.350%	8/31/64	225	229
Delmarva Power & Light Co.	4.000%	6/1/42	660	667
Dominion Resources Inc.	3.625%	12/1/24	600	609
Dominion Resources Inc.	6.300%	3/15/33	640	815
Dominion Resources Inc.	5.250%	8/1/33	248	284
Dominion Resources Inc.	5.950%	6/15/35	285	355
Dominion Resources Inc.	7.000%	6/15/38	630	861
Dominion Resources Inc.	4.900%	8/1/41	450	493
Dominion Resources Inc.	4.700%	12/1/44	475	493
DTE Electric Co.	3.375%	3/1/25	525	539
DTE Electric Co.	6.625%	6/1/36	600	832
DTE Electric Co.	3.950%	6/15/42	550	555
DTE Electric Co.	4.000%	4/1/43	300	303
DTE Electric Co.	4.300%	7/1/44	225	236
DTE Energy Co.	6.375%	4/15/33	345	440
Duke Energy Carolinas LLC	6.000%	12/1/28	550	690
Duke Energy Carolinas LLC	6.450%	10/15/32	450	598
Duke Energy Carolinas LLC	6.100%	6/1/37	550	707
Duke Energy Carolinas LLC	6.000%	1/15/38	780	1,015
Duke Energy Carolinas LLC	6.050%	4/15/38	495	652
Duke Energy Carolinas LLC	5.300%	2/15/40	660	801
Duke Energy Carolinas LLC	4.250%	12/15/41	440	467
Duke Energy Carolinas LLC	4.000%	9/30/42	435	443
Duke Energy Florida Inc.	6.350%	9/15/37	295	400
Duke Energy Florida Inc.	6.400%	6/15/38	690	938
Duke Energy Florida Inc.	5.650%	4/1/40	445	570
Duke Energy Florida Inc.	3.850%	11/15/42	730	720
Duke Energy Indiana Inc.	6.120%	10/15/35	363	458
Duke Energy Indiana Inc.	6.350%	8/15/38	855	1,163
Duke Energy Indiana Inc.	6.450%	4/1/39	450	626
Duke Energy Indiana Inc.	4.200%	3/15/42	450	470
Duke Energy Indiana Inc.	4.900%	7/15/43	600	688
Duke Energy Progress Inc.	4.100%	5/15/42	545	558
Duke Energy Progress Inc.	4.100%	3/15/43	575	588
Duke Energy Progress Inc.	4.375%	3/30/44	400	432
Duke Energy Progress Inc.	4.150%	12/1/44	700	725
El Paso Electric Co.	6.000%	5/15/35	355	436
Entergy Louisiana LLC	4.440%	1/15/26	110	123
Entergy Louisiana LLC	4.950%	1/15/45	225	230
Exelon Corp.	5.625%	6/15/35	550	635
Exelon Generation Co. LLC	6.250%	10/1/39	1,140	1,340
Exelon Generation Co. LLC	5.750%	10/1/41	345	387
Exelon Generation Co. LLC	5.600%	6/15/42	1,238	1,363
FirstEnergy Solutions Corp.	6.800%	8/15/39	370	390
Florida Power & Light Co.	5.625%	4/1/34	500	619
Florida Power & Light Co.	4.950%	6/1/35	580	673
Florida Power & Light Co.	6.200%	6/1/36	475	636
Florida Power & Light Co.	5.650%	2/1/37	825	1,041
Florida Power & Light Co.	5.850%	5/1/37	345	450
Florida Power & Light Co.	5.950%	2/1/38	710	934
Florida Power & Light Co.	5.960%	4/1/39	760	998
Florida Power & Light Co.	5.690%	3/1/40	555	715
Florida Power & Light Co.	5.250%	2/1/41	410	499
Florida Power & Light Co.	5.125%	6/1/41	750	903
Florida Power & Light Co.	4.125%	2/1/42	405	423
Florida Power & Light Co.	4.050%	6/1/42	445	460

Florida Power & Light Co.	3.800%	12/15/42	425	421
Florida Power & Light Co.	4.050%	10/1/44	500	514
Georgia Power Co.	5.650%	3/1/37	545	665
Georgia Power Co.	5.950%	2/1/39	365	458
Georgia Power Co.	5.400%	6/1/40	550	660
Georgia Power Co.	4.750%	9/1/40	630	695
Georgia Power Co.	4.300%	3/15/42	970	999
Georgia Power Co.	4.300%	3/15/43	400	413
Iberdrola International BV	6.750%	7/15/36	300	373
Indiana Michigan Power Co.	6.050%	3/15/37	330	407
Interstate Power & Light Co.	3.250%	12/1/24	200	202
Interstate Power & Light Co.	6.250%	7/15/39	700	946
ITC Holdings Corp.	5.300%	7/1/43	200	234
Jersey Central Power & Light Co.	6.150%	6/1/37	325	392
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	874	986
Kansas City Power & Light Co.	6.050%	11/15/35	230	290
Kansas City Power & Light Co.	5.300%	10/1/41	835	965
Kentucky Utilities Co.	5.125%	11/1/40	885	1,056
Louisville Gas & Electric Co.	5.125%	11/15/40	295	355
Louisville Gas & Electric Co.	4.650%	11/15/43	425	479
MidAmerican Energy Co.	6.750%	12/30/31	350	479
MidAmerican Energy Co.	5.750%	11/1/35	430	548
MidAmerican Energy Co.	5.800%	10/15/36	815	1,041
MidAmerican Energy Co.	4.400%	10/15/44	400	426
Midamerican Funding LLC	6.927%	3/1/29	350	465
Mississippi Power Co.	4.250%	3/15/42	490	489
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	811	840
Nevada Power Co.	6.650%	4/1/36	350	479
Nevada Power Co.	6.750%	7/1/37	390	543
Nevada Power Co.	5.375%	9/15/40	575	703
Nevada Power Co.	5.450%	5/15/41	491	605
Northern States Power Co.	6.250%	6/1/36	650	875
Northern States Power Co.	6.200%	7/1/37	386	515
Northern States Power Co.	5.350%	11/1/39	175	215
Northern States Power Co.	4.850%	8/15/40	270	313
Northern States Power Co.	3.400%	8/15/42	450	415
Northern States Power Co.	4.125%	5/15/44	750	787
NorthWestern Corp.	4.176%	11/15/44	350	359
NSTAR Electric Co.	5.500%	3/15/40	915	1,143
NSTAR Electric Co.	4.400%	3/1/44	125	134
Oglethorpe Power Corp.	5.950%	11/1/39	530	666
Oglethorpe Power Corp.	5.375%	11/1/40	445	514
Oglethorpe Power Corp.	4.550%	6/1/44	650	664
Ohio Edison Co.	6.875%	7/15/36	280	373
Ohio Edison Co.	8.250%	10/15/38	300	471
Ohio Power Co.	6.600%	2/15/33	70	93
Ohio Power Co.	5.850%	10/1/35	301	372
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	410
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	37
Oklahoma Gas & Electric Co.	3.900%	5/1/43	375	373
Oklahoma Gas & Electric Co.	4.550%	3/15/44	275	301
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	575	802
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	440	634
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	178
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	445	535
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	945	1,051

Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	434
Pacific Gas & Electric Co.	6.050%	3/1/34	3,195	4,016
Pacific Gas & Electric Co.	5.800%	3/1/37	795	956
Pacific Gas & Electric Co.	6.250%	3/1/39	345	440
Pacific Gas & Electric Co.	5.400%	1/15/40	1,325	1,549
Pacific Gas & Electric Co.	4.500%	12/15/41	780	822
Pacific Gas & Electric Co.	4.450%	4/15/42	1,270	1,297
Pacific Gas & Electric Co.	4.600%	6/15/43	600	636
Pacific Gas & Electric Co.	4.750%	2/15/44	350	376
Pacific Gas & Electric Co.	4.300%	3/15/45	400	402
PacifiCorp	7.700%	11/15/31	120	180
PacifiCorp	5.250%	6/15/35	45	54
PacifiCorp	6.100%	8/1/36	785	1,041
PacifiCorp	5.750%	4/1/37	985	1,240
PacifiCorp	6.250%	10/15/37	425	556
PacifiCorp	6.000%	1/15/39	530	692
PacifiCorp	4.100%	2/1/42	485	496
Peco Energy Co.	5.950%	10/1/36	520	675
Pennsylvania Electric Co.	6.150%	10/1/38	405	484
Potomac Electric Power Co.	6.500%	11/15/37	420	580
Potomac Electric Power Co.	7.900%	12/15/38	45	72
PPL Capital Funding Inc.	5.000%	3/15/44	600	654
PPL Electric Utilities Corp.	6.250%	5/15/39	245	333
PPL Electric Utilities Corp.	5.200%	7/15/41	240	291
PPL Electric Utilities Corp.	4.750%	7/15/43	125	141
PPL Electric Utilities Corp.	4.125%	6/15/44	500	520
Progress Energy Inc.	7.750%	3/1/31	760	1,083
Progress Energy Inc.	7.000%	10/30/31	745	1,006
Progress Energy Inc.	6.000%	12/1/39	495	627
PSEG Power LLC	8.625%	4/15/31	475	691
Public Service Co. of Colorado	6.250%	9/1/37	320	431
Public Service Co. of Colorado	4.750%	8/15/41	455	521
Public Service Co. of Colorado	3.600%	9/15/42	325	309
Public Service Co. of Colorado	3.950%	3/15/43	375	386
Public Service Co. of Colorado	4.300%	3/15/44	500	539
Public Service Co. of Oklahoma	6.625%	11/15/37	25	33
Public Service Electric & Gas Co.	5.700%	12/1/36	750	948
Public Service Electric & Gas Co.	5.800%	5/1/37	305	395
Public Service Electric & Gas Co.	5.375%	11/1/39	455	568
Public Service Electric & Gas Co.	3.950%	5/1/42	475	484
Public Service Electric & Gas Co.	3.650%	9/1/42	725	687
Public Service Electric & Gas Co.	4.000%	6/1/44	800	810
Puget Sound Energy Inc.	7.020%	12/1/27	725	977
Puget Sound Energy Inc.	5.483%	6/1/35	50	61
Puget Sound Energy Inc.	6.274%	3/15/37	860	1,161
Puget Sound Energy Inc.	5.757%	10/1/39	370	473
Puget Sound Energy Inc.	5.795%	3/15/40	340	440
Puget Sound Energy Inc.	5.764%	7/15/40	40	52
Puget Sound Energy Inc.	5.638%	4/15/41	265	330
Puget Sound Energy Inc.	4.434%	11/15/41	485	537
San Diego Gas & Electric Co.	6.000%	6/1/26	370	469
San Diego Gas & Electric Co.	5.350%	5/15/35	540	653
San Diego Gas & Electric Co.	6.125%	9/15/37	385	512
San Diego Gas & Electric Co.	6.000%	6/1/39	505	669
San Diego Gas & Electric Co.	5.350%	5/15/40	220	274
San Diego Gas & Electric Co.	4.500%	8/15/40	415	456
San Diego Gas & Electric Co.	3.950%	11/15/41	130	131

San Diego Gas & Electric Co.	4.300%	4/1/42	60	64
Scottish Power Ltd.	5.810%	3/15/25	600	692
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	612
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	35
South Carolina Electric & Gas Co.	6.050%	1/15/38	915	1,168
South Carolina Electric & Gas Co.	5.450%	2/1/41	360	435
South Carolina Electric & Gas Co.	4.350%	2/1/42	355	372
South Carolina Electric & Gas Co.	4.600%	6/15/43	385	418
South Carolina Electric & Gas Co.	4.500%	6/1/64	775	817
Southern California Edison Co.	6.650%	4/1/29	400	528
Southern California Edison Co.	6.000%	1/15/34	405	524
Southern California Edison Co.	5.750%	4/1/35	351	446
Southern California Edison Co.	5.350%	7/15/35	520	629
Southern California Edison Co.	5.550%	1/15/36	620	770
Southern California Edison Co.	5.625%	2/1/36	425	533
Southern California Edison Co.	5.550%	1/15/37	520	632
Southern California Edison Co.	5.950%	2/1/38	655	847
Southern California Edison Co.	6.050%	3/15/39	875	1,145
Southern California Edison Co.	4.500%	9/1/40	770	836
Southern California Edison Co.	3.900%	12/1/41	485	488
Southern California Edison Co.	4.050%	3/15/42	450	461
Southern California Edison Co.	3.900%	3/15/43	125	125
Southern California Edison Co.	4.650%	10/1/43	575	642
Southern Power Co.	5.150%	9/15/41	640	724
Southern Power Co.	5.250%	7/15/43	350	399
Southwestern Electric Power Co.	6.200%	3/15/40	360	457
Southwestern Public Service Co.	4.500%	8/15/41	400	438
Tampa Electric Co.	6.550%	5/15/36	255	352
Tampa Electric Co.	6.150%	5/15/37	340	446
Tampa Electric Co.	4.100%	6/15/42	480	493
Toledo Edison Co.	6.150%	5/15/37	320	391
TransAlta Corp.	6.500%	3/15/40	375	395
2 Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	200	207
Union Electric Co.	8.450%	3/15/39	500	842
Union Electric Co.	3.900%	9/15/42	455	457
Virginia Electric & Power Co.	6.000%	1/15/36	785	1,019
Virginia Electric & Power Co.	6.000%	5/15/37	300	393
Virginia Electric & Power Co.	6.350%	11/30/37	452	614
Virginia Electric & Power Co.	8.875%	11/15/38	570	953
Virginia Electric & Power Co.	4.000%	1/15/43	985	994
Virginia Electric & Power Co.	4.650%	8/15/43	750	828
Virginia Electric and Power Co.	4.450%	2/15/44	650	695
Westar Energy Inc.	4.125%	3/1/42	490	504
Westar Energy Inc.	4.100%	4/1/43	250	254
Westar Energy Inc.	4.625%	9/1/43	725	808
Wisconsin Electric Power Co.	5.625%	5/15/33	455	575
Wisconsin Electric Power Co.	5.700%	12/1/36	190	245
Wisconsin Electric Power Co.	4.250%	6/1/44	350	368
Wisconsin Power & Light Co.	6.375%	8/15/37	349	484
Wisconsin Power & Light Co.	4.100%	10/15/44	250	257
Wisconsin Public Service Corp.	3.671%	12/1/42	400	390
Wisconsin Public Service Corp.	4.752%	11/1/44	350	398
Xcel Energy Inc.	6.500%	7/1/36	330	437
Xcel Energy Inc.	4.800%	9/15/41	325	358

Natural Gas (0.6%)
AGL Capital Corp.	6.000%	10/1/34	215	273
AGL Capital Corp.	5.875%	3/15/41	680	856
AGL Capital Corp.	4.400%	6/1/43	660	690
Atmos Energy Corp.	5.500%	6/15/41	550	678
Atmos Energy Corp.	4.150%	1/15/43	550	560
Atmos Energy Corp.	4.125%	10/15/44	375	379
KeySpan Corp.	8.000%	11/15/30	480	683
KeySpan Corp.	5.803%	4/1/35	65	78
Laclede Group Inc.	4.700%	8/15/44	275	285
ONE Gas Inc.	4.658%	2/1/44	650	724
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	150	158
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	366
Sempra Energy	6.000%	10/15/39	890	1,114
Southern California Gas Co.	5.750%	11/15/35	325	419
Southern California Gas Co.	5.125%	11/15/40	250	301
Southern California Gas Co.	3.750%	9/15/42	475	462
Southern California Gas Co.	4.450%	3/15/44	225	246

Other Utility (0.2%)
American Water Capital Corp.	3.400%	3/1/25	250	253
American Water Capital Corp.	6.593%	10/15/37	855	1,175
American Water Capital Corp.	4.300%	12/1/42	325	335
United Utilities plc	6.875%	8/15/28	445	539
Veolia Environnement SA	6.750%	6/1/38	425	533

				172,077
Total Corporate Bonds (Cost $1,249,183)				1,291,336
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	425	449
New York University Hospitals Center GO	4.428%	7/1/42	350	348
New York University Hospitals Center
Revenue	5.750%	7/1/43	350	419
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	70
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	327
Princeton University New Jersey GO	5.700%	3/1/39	360	469
Tufts University Massachusetts GO	5.017%	4/15/12	225	251
University of Southern California GO	5.250%	10/1/11	265	336
Total Taxable Municipal Bonds (Cost $2,516)				2,669
			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4 Vanguard Market Liquidity Fund (Cost
$7,704)	0.116%		7,704,449	7,704

Total Investments (99.3%) (Cost $1,270,232)				1,312,591
Other Assets and Liabilities-Net (0.7%)				9,266
Net Assets (100%)				1,321,857
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $16,148,000, representing 1.2% of net assets.
3 Securities with a value of $253,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Treasury Bond	March 2015	(29)	(4,664)
				(44)
30 Year Treasury Bond	March 2015	19	2,710	2
				(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Corporate Bond Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,882	—
Corporate Bonds	—	1,291,336	—
Taxable Municipal Bonds	—	2,669	—
Temporary Cash Investments	7,704	—	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	7,692	1,304,887	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2014, the cost of investment securities for tax purposes was $1,270,470,000. Net unrealized appreciation of investment securities for tax purposes was $42,121,000, consisting of unrealized gains of $51,043,000 on securities that had risen in value since their purchase and $8,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
Conventional Mortgage-Backed Securities (97.3%)
[1,2] Fannie Mae Pool		2.000%	10/1/28	2,392	2,387
1,2,3Fannie Mae Pool		2.500%	11/1/27–1/1/43	26,911	27,408
1,2,3Fannie Mae Pool		3.000%	10/1/26–12/1/44	79,653	81,673
1,2,3Fannie Mae Pool		3.500%	10/1/21–12/1/44	88,994	93,320
1,2,3Fannie Mae Pool		4.000%	7/1/18–12/1/44	84,632	90,578
1,2,3Fannie Mae Pool		4.500%	4/1/15–12/1/44	58,774	63,877
1,2,3Fannie Mae Pool		5.000%	12/1/14–12/1/44	35,905	39,720
1,2,3Fannie Mae Pool		5.500%	12/1/16–12/1/44	25,465	28,554
1,2,3Fannie Mae Pool		6.000%	3/1/18–12/1/44	17,524	19,918
[1,2] Fannie Mae Pool		6.500%	4/1/16–10/1/39	6,544	7,462
[1,2] Fannie Mae Pool		7.000%	12/1/22–10/1/37	493	564
[1,2] Fannie Mae Pool		7.500%	11/1/22	13	15
[1,2] Freddie Mac Gold Pool		2.000%	8/1/28	1,059	1,059
1,2,3Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	20,812	21,190
1,2,3Freddie Mac Gold Pool		3.000%	1/1/27–12/1/44	43,423	44,548
1,2,3Freddie Mac Gold Pool		3.500%	9/1/25–12/1/44	51,191	53,595
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–12/1/44	52,019	55,586
1,2,3Freddie Mac Gold Pool		4.500%	1/1/18–12/1/44	35,239	38,240
1,2,3Freddie Mac Gold Pool		5.000%	9/1/15–12/1/44	21,644	23,937
1,2,3Freddie Mac Gold Pool		5.500%	4/1/21–12/1/44	17,329	19,431
1,2,3Freddie Mac Gold Pool		6.000%	6/1/17–12/1/44	10,784	12,279
[1,2] Freddie Mac Gold Pool		6.500%	10/1/28–9/1/39	2,828	3,220
[1,2] Freddie Mac Gold Pool		7.000%	7/1/28–12/1/38	617	695
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	2	2
[2,3] Ginnie Mae I Pool		3.000%	1/15/26–12/1/44	8,693	8,928
[2,3] Ginnie Mae I Pool		3.500%	2/15/26–12/1/44	9,181	9,661
[2,3] Ginnie Mae I Pool		4.000%	7/15/24–12/1/44	15,389	16,521
[2,3] Ginnie Mae I Pool		4.500%	9/15/18–12/1/44	20,336	22,287
2	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	12,027	13,335
[2,3] Ginnie Mae I Pool		5.500%	10/15/32–9/1/44	6,310	7,086
2	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,160	3,591
2	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	379	438
2	Ginnie Mae I Pool	7.000%	10/15/27	9	11
2	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,952	2,015
[2,3] Ginnie Mae II Pool		3.000%	10/20/26–12/1/44	35,999	37,021
[2,3] Ginnie Mae II Pool		3.500%	12/20/25–12/1/44	66,012	69,382
[2,3] Ginnie Mae II Pool		4.000%	9/20/25–12/1/44	52,812	56,656
[2,3] Ginnie Mae II Pool		4.500%	4/20/18–12/1/44	37,607	41,189
[2,3] Ginnie Mae II Pool		5.000%	6/20/33–12/1/44	19,879	22,064
2	Ginnie Mae II Pool	5.500%	12/20/33–3/20/42	6,499	7,283
2	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,109	3,548
2	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	915	1,046
2	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	173	196
					1,051,516
Nonconventional Mortgage-Backed Securities (1.8%)
1,2,4Fannie Mae Pool		1.817%	9/1/37	33	36
1,2,4Fannie Mae Pool		2.191%	10/1/39	50	52
[1,2] Fannie Mae Pool		2.193%	6/1/43	602	621

[1,2] Fannie Mae Pool	2.194%	12/1/41	323	335
[1,2] Fannie Mae Pool	2.195%	6/1/42	1,274	1,334
[1,2] Fannie Mae Pool	2.202%	9/1/42	655	684
[1,2] Fannie Mae Pool	2.232%	10/1/42	467	484
[1,2] Fannie Mae Pool	2.265%	7/1/43	720	727
1,2,4Fannie Mae Pool	2.304%	11/1/39	53	54
[1,2] Fannie Mae Pool	2.402%	5/1/42	358	364
[1,2] Fannie Mae Pool	2.407%	7/1/42	496	512
[1,2] Fannie Mae Pool	2.443%	5/1/43	466	485
[1,2] Fannie Mae Pool	2.449%	10/1/42	408	420
[1,2] Fannie Mae Pool	2.493%	10/1/40	209	222
[1,2] Fannie Mae Pool	2.506%	12/1/40	565	600
[1,2] Fannie Mae Pool	2.604%	12/1/41	101	105
[1,2] Fannie Mae Pool	2.624%	11/1/41	98	104
[1,2] Fannie Mae Pool	2.673%	1/1/42	108	115
[1,2] Fannie Mae Pool	2.767%	3/1/41	515	554
[1,2] Fannie Mae Pool	2.775%	3/1/42	637	660
[1,2] Fannie Mae Pool	2.810%	11/1/41	269	287
1,2,4Fannie Mae Pool	2.846%	5/1/42	122	128
[1,2] Fannie Mae Pool	2.911%	12/1/40	154	163
[1,2] Fannie Mae Pool	2.971%	3/1/42	248	258
[1,2] Fannie Mae Pool	2.993%	9/1/43	436	453
[1,2] Fannie Mae Pool	3.050%	2/1/42	405	420
[1,2] Fannie Mae Pool	3.065%	3/1/41	480	508
[1,2] Fannie Mae Pool	3.128%	2/1/41	169	178
[1,2] Fannie Mae Pool	3.163%	12/1/40	25	27
[1,2] Fannie Mae Pool	3.228%	12/1/40	23	24
1,2,4Fannie Mae Pool	3.241%	1/1/40	7	7
[1,2] Fannie Mae Pool	3.251%	10/1/40	25	26
[1,2] Fannie Mae Pool	3.265%	5/1/41	177	189
[1,2] Fannie Mae Pool	3.318%	11/1/40	24	25
[1,2] Fannie Mae Pool	3.331%	8/1/42	276	287
[1,2] Fannie Mae Pool	3.489%	5/1/40	8	8
[1,2] Fannie Mae Pool	3.542%	7/1/41	358	369
[1,2] Fannie Mae Pool	3.580%	8/1/39	58	61
[1,2] Fannie Mae Pool	3.623%	4/1/41	138	147
[1,2] Fannie Mae Pool	3.735%	6/1/41	226	238
[1,2] Fannie Mae Pool	3.808%	9/1/40	476	504
[1,2] Fannie Mae Pool	5.102%	3/1/38	43	45
1,2,4Fannie Mae Pool	5.146%	11/1/39	57	60
1,2,4Fannie Mae Pool	5.153%	8/1/39	143	151
[1,2] Fannie Mae Pool	5.568%	4/1/37	22	24
[1,2] Fannie Mae Pool	6.150%	10/1/37	239	250
[1,2] Freddie Mac Non Gold Pool	2.160%	10/1/37	19	20
[1,2] Freddie Mac Non Gold Pool	2.320%	2/1/37	24	25
[1,2] Freddie Mac Non Gold Pool	2.572%	2/1/42	184	195
[1,2] Freddie Mac Non Gold Pool	2.611%	11/1/43	820	842
[1,2] Freddie Mac Non Gold Pool	2.722%	12/1/40	81	85
[1,2] Freddie Mac Non Gold Pool	2.781%	1/1/41	255	263
[1,2] Freddie Mac Non Gold Pool	2.859%	2/1/41	26	28
[1,2] Freddie Mac Non Gold Pool	2.958%	2/1/41	376	403
[1,2] Freddie Mac Non Gold Pool	3.088%	6/1/41	264	281
[1,2] Freddie Mac Non Gold Pool	3.132%	1/1/41	196	207
[1,2] Freddie Mac Non Gold Pool	3.350%	5/1/40	4	4
[1,2] Freddie Mac Non Gold Pool	3.418%	3/1/42	274	285
[1,2] Freddie Mac Non Gold Pool	3.605%	6/1/40	85	91
[1,2] Freddie Mac Non Gold Pool	3.627%	6/1/40	226	237

[1,2] Freddie Mac Non Gold Pool		3.677%	9/1/40	202	209
[1,2] Freddie Mac Non Gold Pool		4.089%	12/1/39	45	47
[1,2] Freddie Mac Non Gold Pool		5.300%	3/1/38	178	187
[2,4] Ginnie Mae II Pool		2.000%	4/20/41–12/20/42	64	66
[2,4] Ginnie Mae II Pool		2.125%	5/20/41	18	19
2	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	797	839
2	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	970	1,025
2	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	371	392
					19,055
Total U.S. Government and Agency Obligations (Cost $1,058,563)					1,070,571
				Shares
Temporary Cash Investment (37.8%)
Money Market Fund (37.8%)
5	Vanguard Market Liquidity Fund (Cost
	$408,211)	0.116%		408,210,548	408,211

Total Investments (136.9%) (Cost $1,466,774)					1,478,782
Other Assets and Liabilities-Net (-36.9%)					(398,588)
Net Assets (100%)					1,080,194
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2014.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its

Mortgage-Backed Securities Index Fund

exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At November 30, 2014, counterparties had deposited in segregated accounts cash with a value of $500,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,070,571	—
Temporary Cash Investments	408,211	—	—
Total	408,211	1,070,571	—

E. At November 30, 2014, the cost of investment securities for tax purposes was $1,466,812,000. Net unrealized appreciation of investment securities for tax purposes was $11,970,000, consisting of unrealized gains of $16,616,000 on securities that had risen in value since their purchase and $4,646,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (93.9%)[1]
Consumer Discretionary (11.1%)
*	Crocs Inc.	214,374	2,847
	Chico's FAS Inc.	157,003	2,492
	Cinemark Holdings Inc.	67,500	2,451
	MDC Partners Inc. Class A	110,100	2,430
	Six Flags Entertainment Corp.	58,500	2,378
*	Ascena Retail Group Inc.	175,150	2,345
*	LIN Media LLC	89,600	2,162
	Interpublic Group of Cos. Inc.	103,200	2,094
*	Modine Manufacturing Co.	154,820	1,884
	Kohl's Corp.	31,600	1,884
*	News Corp. Class B	119,350	1,796
	Meredith Corp.	31,850	1,681
*	American Public Education Inc.	48,300	1,623
*	Regis Corp.	92,200	1,525
	Guess? Inc.	54,900	1,245
	American Eagle Outfitters Inc.	50,579	713
	DSW Inc. Class A	17,538	622
	International Speedway Corp. Class A	17,823	557
	Universal Technical Institute Inc.	50,000	524
*	Career Education Corp.	86,295	506
*	Skullcandy Inc.	11,929	113
			33,872
Consumer Staples (1.6%)
*	Elizabeth Arden Inc.	116,900	2,032
*	Medifast Inc.	46,900	1,383
	Pinnacle Foods Inc.	31,200	1,062
*	Central Garden and Pet Co. Class A	52,714	435
			4,912
Energy (3.1%)
	World Fuel Services Corp.	67,400	3,052
*	Carrizo Oil & Gas Inc.	38,946	1,537
*	Concho Resources Inc.	14,900	1,419
	Comstock Resources Inc.	75,214	666
*	Oasis Petroleum Inc.	32,300	594
	Denbury Resources Inc.	63,700	526
*	Bonanza Creek Energy Inc.	19,200	523
*	Bill Barrett Corp.	45,458	461
*,^ SandRidge Energy Inc.		103,631	291
*	Resolute Energy Corp.	152,300	286
*	Emerald Oil Inc.	78,016	150
			9,505
Financials (32.6%)
	Endurance Specialty Holdings Ltd.	90,254	5,323
*	E*TRADE Financial Corp.	216,333	4,935
	PacWest Bancorp	95,745	4,452
*	Howard Hughes Corp.	27,300	3,987
*	Popular Inc.	119,060	3,886
	Aspen Insurance Holdings Ltd.	81,711	3,614

Willis Group Holdings plc	73,400	3,135
Argo Group International Holdings Ltd.	54,067	3,052
Starwood Property Trust Inc.	121,200	2,916
Medical Properties Trust Inc.	195,600	2,711
Ryman Hospitality Properties Inc.	52,015	2,709
Selective Insurance Group Inc.	100,831	2,699
* American Capital Ltd.	179,081	2,684
HCC Insurance Holdings Inc.	48,977	2,599
* Markel Corp.	3,600	2,508
* Navigators Group Inc.	34,271	2,503
Assured Guaranty Ltd.	96,400	2,464
Pinnacle Financial Partners Inc.	64,030	2,412
Leucadia National Corp.	101,600	2,350
WSFS Financial Corp.	29,149	2,189
Hersha Hospitality Trust Class A	287,800	2,133
* Affiliated Managers Group Inc.	10,100	2,056
Two Harbors Investment Corp.	193,800	2,037
Lincoln National Corp.	34,600	1,959
Renasant Corp.	65,532	1,847
First Midwest Bancorp Inc.	108,630	1,817
Flushing Financial Corp.	94,541	1,817
First Horizon National Corp.	136,945	1,747
Ares Capital Corp.	98,300	1,617
National Retail Properties Inc.	40,619	1,565
EPR Properties	27,900	1,562
First Citizens BancShares Inc./NC Class A	6,000	1,522
* Investment Technology Group Inc.	75,200	1,485
* Enstar Group Ltd.	9,775	1,427
Washington Federal Inc.	65,667	1,421
United Financial Bancorp Inc.	97,890	1,349
Parkway Properties Inc.	69,125	1,347
^ AmTrust Financial Services Inc.	23,970	1,230
Campus Crest Communities Inc.	137,741	1,058
AG Mortgage Investment Trust Inc.	50,650	1,000
Starwood Waypoint Residential Trust	38,940	993
Nelnet Inc. Class A	20,700	949
Berkshire Hills Bancorp Inc.	33,600	853
BGC Partners Inc. Class A	88,400	770
* Bancorp Inc.	80,200	719
* FNFV Group	44,902	641
		100,049
Health Care (3.4%)
* Ligand Pharmaceuticals Inc.	56,800	3,059
* Allscripts Healthcare Solutions Inc.	168,677	2,027
* Globus Medical Inc.	82,000	1,889
* Laboratory Corp. of America Holdings	16,325	1,708
* Myriad Genetics Inc.	27,815	933
* Merit Medical Systems Inc.	54,110	801
		10,417
Industrials (15.6%)
KAR Auction Services Inc.	112,400	3,895
* Teledyne Technologies Inc.	28,842	3,083
* UTi Worldwide Inc.	254,819	3,007
Copa Holdings SA Class A	25,500	2,854
* FTI Consulting Inc.	60,827	2,358
* Roadrunner Transportation Systems Inc.	91,300	2,055

* Genesee & Wyoming Inc. Class A	20,700	2,041
Tetra Tech Inc.	72,700	1,976
Babcock & Wilcox Co.	66,600	1,973
* Clean Harbors Inc.	39,700	1,856
Altra Industrial Motion Corp.	57,834	1,771
* Hertz Global Holdings Inc.	65,700	1,560
* MasTec Inc.	62,400	1,504
HNI Corp.	30,883	1,450
Kaman Corp.	35,800	1,408
Woodward Inc.	26,300	1,359
* Performant Financial Corp.	179,901	1,223
* Saia Inc.	18,776	1,042
Elbit Systems Ltd.	17,950	1,041
Timken Co.	24,000	1,027
Harsco Corp.	48,027	930
* MRC Global Inc.	45,949	929
Celadon Group Inc.	39,735	876
Primoris Services Corp.	31,957	836
AGCO Corp.	17,950	757
MSA Safety Inc.	13,546	744
Civeo Corp.	72,600	684
Corporate Executive Board Co.	8,400	615
Lennox International Inc.	6,078	569
* Wabash National Corp.	46,931	506
Briggs & Stratton Corp.	25,029	502
* WESCO International Inc.	6,068	500
Encore Wire Corp.	12,534	460
Brady Corp. Class A	13,054	326
* Furmanite Corp.	28,199	179
		47,896
Information Technology (18.1%)
* ACI Worldwide Inc.	134,300	2,612
InterDigital Inc./PA	51,000	2,544
Convergys Corp.	120,800	2,519
Skyworks Solutions Inc.	35,600	2,402
IAC/InterActiveCorp	36,600	2,389
Global Payments Inc.	27,600	2,384
* Itron Inc.	56,049	2,264
j2 Global Inc.	39,100	2,211
* Ingram Micro Inc.	80,430	2,206
DST Systems Inc.	22,025	2,186
* Knowles Corp.	103,100	2,154
* Atmel Corp.	247,674	1,959
* QLogic Corp.	169,745	1,959
* II-VI Inc.	144,300	1,915
* ON Semiconductor Corp.	209,718	1,894
* Progress Software Corp.	64,400	1,661
Western Union Co.	89,100	1,655
* Pericom Semiconductor Corp.	126,329	1,606
Jabil Circuit Inc.	70,966	1,473
* Integrated Device Technology Inc.	71,861	1,341
* Fairchild Semiconductor International Inc. Class A	79,207	1,278
* Virtusa Corp.	30,629	1,227
* Orbotech Ltd.	81,800	1,211
* Sykes Enterprises Inc.	50,900	1,179
* Insight Enterprises Inc.	46,787	1,096
* MicroStrategy Inc. Class A	6,250	1,073

*	NCR Corp.			34,200	1,014
*	Kulicke & Soffa Industries Inc.			69,400	970
*	Semtech Corp.			34,610	881
*	Dice Holdings Inc.			76,150	828
*	Ciber Inc.			201,008	609
	Littelfuse Inc.			6,167	593
*	Advanced Energy Industries Inc.			26,447	540
*	TriQuint Semiconductor Inc.			20,835	508
*	Ultratech Inc.			25,847	503
*	NeuStar Inc. Class A			18,100	493
					55,337
Materials (5.5%)
	Silgan Holdings Inc.			64,800	3,270
*	Chemtura Corp.			92,100	2,146
	Schnitzer Steel Industries Inc.			69,601	1,587
	FMC Corp.			27,600	1,501
	Eagle Materials Inc.			15,734	1,296
	TimkenSteel Corp.			31,100	1,108
	Albemarle Corp.			18,000	1,063
*	Boise Cascade Co.			27,635	986
	Cabot Corp.			20,143	868
	Rayonier Advanced Materials Inc.			28,700	707
	Cytec Industries Inc.			13,702	659
	PH Glatfelter Co.			25,021	634
*	Kraton Performance Polymers Inc.			25,997	478
*	LSB Industries Inc.			14,363	475
					16,778
Utilities (2.9%)
	Westar Energy Inc. Class A			59,085	2,310
	Portland General Electric Co.			55,706	2,054
	WGL Holdings Inc.			31,034	1,517
	Unitil Corp.			34,865	1,228
	Southwest Gas Corp.			19,253	1,114
	Piedmont Natural Gas Co. Inc.			16,884	633
					8,856
Total Common Stocks (Cost $239,528)					287,622
		Coupon
Temporary Cash Investments (5.3%)[1]
Money Market Fund (5.1%)
[2,3] Vanguard Market Liquidity Fund		0.116%		15,814,000	15,814

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes		0.087%	2/6/15	500	500
Total Temporary Cash Investments (Cost $16,313)					16,314
Total Investments (99.2%) (Cost $255,841)					303,936
Other Assets and Liabilities-Net (0.8%)[3]					2,550
Net Assets (100%)					306,486

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,138,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,239,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	287,622	—	—
Temporary Cash Investments	15,814	500	—
Futures Contracts—Liabilities[1]	(129)	—	—
Total	303,307	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Explorer Value Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	82	9,607	378

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $255,841,000. Net unrealized appreciation of investment securities for tax purposes was $48,095,000, consisting of unrealized gains of $59,299,000 on securities that had risen in value since their purchase and $11,204,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.1%)
Walt Disney Co.	126,995	11,748
Comcast Corp. Class A	189,974	10,836
Wal-Mart Stores Inc.	116,800	10,225
Home Depot Inc.	100,310	9,971
* Amazon.com Inc.	27,542	9,327
McDonald's Corp.	72,489	7,018
Time Warner Inc.	64,700	5,507
Twenty-First Century Fox Inc. Class A	139,603	5,137
* eBay Inc.	92,925	5,100
NIKE Inc. Class B	51,268	5,090
Lowe's Cos. Inc.	74,686	4,767
Costco Wholesale Corp.	32,292	4,589
Starbucks Corp.	55,278	4,489
Ford Motor Co.	284,680	4,478
* Priceline Group Inc.	3,787	4,394
General Motors Co.	117,638	3,933
Target Corp.	46,460	3,438
TJX Cos. Inc.	51,412	3,401
Time Warner Cable Inc.	20,490	3,059
* DIRECTV	34,364	3,014
Yum! Brands Inc.	32,405	2,503
Johnson Controls Inc.	48,689	2,434
Viacom Inc. Class B	31,547	2,386
CBS Corp. Class B	38,403	2,108
VF Corp.	25,321	1,903
Las Vegas Sands Corp.	27,586	1,757
Macy's Inc.	26,551	1,723
* Tesla Motors Inc.	6,975	1,706
* Dollar General Corp.	22,818	1,523
* Netflix Inc.	4,391	1,522
* Chipotle Mexican Grill Inc. Class A	2,284	1,516
Omnicom Group Inc.	18,991	1,467
L Brands Inc.	17,876	1,446
Ross Stores Inc.	15,623	1,429
* O'Reilly Automotive Inc.	7,784	1,422
* AutoZone Inc.	2,396	1,384
Carnival Corp.	31,242	1,380
Marriott International Inc. Class A	16,286	1,283
Estee Lauder Cos. Inc. Class A	16,858	1,250
* DISH Network Corp. Class A	15,708	1,247
Genuine Parts Co.	11,329	1,164
* Michael Kors Holdings Ltd.	15,031	1,153
Harley-Davidson Inc.	16,100	1,122
Starwood Hotels & Resorts Worldwide Inc.	14,166	1,119
Whirlpool Corp.	5,734	1,068
Wynn Resorts Ltd.	5,967	1,066
* Liberty Interactive Corp. Class A	36,012	1,050
* Dollar Tree Inc.	15,195	1,039
* Bed Bath & Beyond Inc.	13,603	998

* Charter Communications Inc. Class A	5,797	984
BorgWarner Inc.	16,830	952
* CarMax Inc.	16,181	922
Kohl's Corp.	15,358	916
* Under Armour Inc. Class A	12,560	910
Royal Caribbean Cruises Ltd.	12,196	899
Tiffany & Co.	8,277	893
Nielsen NV	20,695	864
* TRW Automotive Holdings Corp.	8,125	840
Hanesbrands Inc.	7,225	836
Best Buy Co. Inc.	21,127	833
Ralph Lauren Corp. Class A	4,370	808
Advance Auto Parts Inc.	5,392	793
Mattel Inc.	24,914	786
Nordstrom Inc.	10,232	781
* Hertz Global Holdings Inc.	32,911	781
Tractor Supply Co.	10,073	775
Gap Inc.	19,483	772
Wyndham Worldwide Corp.	9,242	770
Signet Jewelers Ltd.	5,838	765
PVH Corp.	5,972	759
Polaris Industries Inc.	4,773	748
Coach Inc.	20,147	748
Newell Rubbermaid Inc.	20,045	728
* Mohawk Industries Inc.	4,560	700
* Sirius XM Holdings Inc.	190,057	690
H&R Block Inc.	20,111	677
Staples Inc.	47,471	667
Expedia Inc.	7,360	641
* LKQ Corp.	21,841	635
Interpublic Group of Cos. Inc.	31,105	631
* MGM Resorts International	27,431	626
* Jarden Corp.	14,015	619
Lennar Corp. Class A	12,891	609
Foot Locker Inc.	10,584	606
* Ulta Salon Cosmetics & Fragrance Inc.	4,757	602
Scripps Networks Interactive Inc. Class A	7,666	599
* TripAdvisor Inc.	8,061	594
DR Horton Inc.	23,275	593
PulteGroup Inc.	27,367	592
* Discovery Communications Inc. Class A	16,579	579
Lear Corp.	5,946	570
PetSmart Inc.	7,178	565
* Discovery Communications Inc.	16,579	564
Family Dollar Stores Inc.	7,096	561
* News Corp. Class A	35,910	557
Darden Restaurants Inc.	9,586	546
Goodyear Tire & Rubber Co.	19,860	544
Harman International Industries Inc.	5,000	543
Fortune Brands Home & Security Inc.	12,028	540
Gannett Co. Inc.	16,364	533
Williams-Sonoma Inc.	6,973	520
Garmin Ltd.	8,810	505
* Liberty Media Corp.	13,731	502
Hasbro Inc.	8,351	494
* Avis Budget Group Inc.	7,732	465
* Toll Brothers Inc.	12,840	449

Leggett & Platt Inc.	10,003	421
* WABCO Holdings Inc.	4,097	420
Domino's Pizza Inc.	4,098	385
Gentex Corp.	10,770	383
* Liberty Ventures Class A	10,355	379
* NVR Inc.	300	378
* Sally Beauty Holdings Inc.	11,916	377
* Fossil Group Inc.	3,334	373
Dunkin' Brands Group Inc.	7,700	372
Dick's Sporting Goods Inc.	7,132	361
KAR Auction Services Inc.	10,275	356
Service Corp. International	15,689	355
* Madison Square Garden Co. Class A	4,595	336
Carter's Inc.	3,997	333
* AutoNation Inc.	5,349	318
* Visteon Corp.	3,226	316
GameStop Corp. Class A	8,340	315
Avon Products Inc.	31,897	312
Cinemark Holdings Inc.	8,535	310
International Game Technology	18,163	309
* Panera Bread Co. Class A	1,826	306
* Lamar Advertising Co. Class A	5,629	300
* Kate Spade & Co.	9,335	299
* Pandora Media Inc.	14,882	293
Cablevision Systems Corp. Class A	14,340	291
* Norwegian Cruise Line Holdings Ltd.	6,565	288
* AMC Networks Inc. Class A	4,413	286
^ Burger King Worldwide Inc.	7,840	285
* Live Nation Entertainment Inc.	10,478	281
Brinker International Inc.	4,794	270
* Hilton Worldwide Holdings Inc.	9,988	262
* Liberty Media Corp. Class A	6,964	256
* Urban Outfitters Inc.	7,868	254
Tupperware Brands Corp.	3,664	246
* Tempur Sealy International Inc.	4,313	246
CST Brands Inc.	5,599	244
* Deckers Outdoor Corp.	2,516	243
* Outfront Media Inc.	8,439	228
Graham Holdings Co. Class B	256	227
* Starz	6,870	227
Dillard's Inc. Class A	1,917	226
* Apollo Education Group Inc.	7,121	222
DeVry Education Group Inc.	4,476	219
* HomeAway Inc.	6,950	218
* Murphy USA Inc.	3,372	215
Big Lots Inc.	4,135	210
Six Flags Entertainment Corp.	5,122	208
Lions Gate Entertainment Corp.	5,997	203
DSW Inc. Class A	5,506	195
Thor Industries Inc.	3,296	194
* Cabela's Inc.	3,533	192
John Wiley & Sons Inc. Class A	3,170	189
* Liberty Broadband Corp.	3,307	180
* Hyatt Hotels Corp. Class A	3,048	180
* JC Penney Co. Inc.	22,392	179
Chico's FAS Inc.	11,250	179
Wendy's Co.	20,154	176

	Nu Skin Enterprises Inc. Class A	4,184	175
	Abercrombie & Fitch Co.	5,408	156
	Penske Automotive Group Inc.	3,208	152
	AMERCO	504	140
	Choice Hotels International Inc.	2,524	140
	Regal Entertainment Group Class A	5,847	135
	Aaron's Inc.	4,747	135
*	Liberty TripAdvisor Holdings Inc. Class A	5,120	134
*	DreamWorks Animation SKG Inc. Class A	5,560	133
*	Ascena Retail Group Inc.	9,020	121
*,^ GoPro Inc. Class A		1,506	117
	Coty Inc. Class A	4,773	97
*	Liberty Broadband Corp. Class A	1,641	90
	Aramark	2,866	87
	SeaWorld Entertainment Inc.	4,764	80
*	ServiceMaster Global Holdings Inc.	2,837	75
*	Sears Holdings Corp.	1,821	66
*	Michaels Cos. Inc.	1,909	46
*	Taylor Morrison Home Corp. Class A	2,294	44
*	zulily Inc. Class A	994	29
	Clear Channel Outdoor Holdings Inc. Class A	3,309	26
			219,674
Consumer Staples (8.0%)
	Procter & Gamble Co.	198,396	17,941
	Coca-Cola Co.	291,063	13,048
	PepsiCo Inc.	111,143	11,125
	Philip Morris International Inc.	115,319	10,025
	CVS Health Corp.	85,721	7,832
	Altria Group Inc.	145,701	7,323
	Mondelez International Inc. Class A	123,990	4,860
	Walgreen Co.	69,988	4,802
	Colgate-Palmolive Co.	67,131	4,672
	Kimberly-Clark Corp.	27,663	3,225
	Kraft Foods Group Inc.	43,715	2,630
	Archer-Daniels-Midland Co.	48,000	2,529
	General Mills Inc.	45,060	2,377
	Kroger Co.	37,405	2,238
	Sysco Corp.	42,854	1,725
	Lorillard Inc.	26,635	1,682
	Mead Johnson Nutrition Co.	14,908	1,548
	Reynolds American Inc.	22,680	1,495
	Keurig Green Mountain Inc.	10,384	1,476
	Whole Foods Market Inc.	26,993	1,324
	Kellogg Co.	18,913	1,253
*	Monster Beverage Corp.	10,579	1,186
*	Constellation Brands Inc. Class A	11,772	1,135
	ConAgra Foods Inc.	30,891	1,128
	Hershey Co.	11,037	1,107
	Brown-Forman Corp. Class B	11,307	1,097
	Dr Pepper Snapple Group Inc.	14,464	1,070
	Bunge Ltd.	10,879	988
	Clorox Co.	9,474	963
	Tyson Foods Inc. Class A	21,242	899
	Coca-Cola Enterprises Inc.	18,443	810
	JM Smucker Co.	7,533	773
	Molson Coors Brewing Co. Class B	9,868	763
	Church & Dwight Co. Inc.	9,896	759

McCormick & Co. Inc.	9,481	705
Energizer Holdings Inc.	4,605	599
Safeway Inc.	16,689	581
Campbell Soup Co.	12,620	571
Hormel Foods Corp.	9,666	513
* WhiteWave Foods Co. Class A	12,555	460
Ingredion Inc.	5,424	451
* Hain Celestial Group Inc.	3,681	417
* Rite Aid Corp.	70,330	385
GNC Holdings Inc. Class A	6,754	299
Flowers Foods Inc.	12,621	246
^ Herbalife Ltd.	5,525	239
* Sprouts Farmers Market Inc.	7,238	230
* Pilgrim's Pride Corp.	4,417	143
Spectrum Brands Holdings Inc.	1,549	143
Pinnacle Foods Inc.	3,809	130
		123,920
Energy (7.6%)
Exxon Mobil Corp.	314,836	28,505
Chevron Corp.	139,602	15,198
Schlumberger Ltd.	95,379	8,198
ConocoPhillips	90,021	5,948
Occidental Petroleum Corp.	57,643	4,598
EOG Resources Inc.	40,126	3,480
Phillips 66	41,510	3,031
Anadarko Petroleum Corp.	37,060	2,933
Williams Cos. Inc.	54,797	2,836
Halliburton Co.	61,975	2,615
National Oilwell Varco Inc.	31,478	2,110
^ Kinder Morgan Inc.	48,166	1,992
Valero Energy Corp.	39,216	1,906
Spectra Energy Corp.	49,240	1,865
Baker Hughes Inc.	32,028	1,826
Apache Corp.	28,279	1,812
Devon Energy Corp.	29,972	1,767
Marathon Petroleum Corp.	18,519	1,668
Pioneer Natural Resources Co.	10,515	1,506
Hess Corp.	20,452	1,492
Marathon Oil Corp.	49,604	1,435
Noble Energy Inc.	26,494	1,303
* Cheniere Energy Inc.	17,445	1,151
EQT Corp.	11,220	1,021
Cabot Oil & Gas Corp.	30,626	1,012
* Southwestern Energy Co.	25,945	835
* FMC Technologies Inc.	17,284	826
ONEOK Inc.	15,241	825
* Concho Resources Inc.	8,343	795
Range Resources Corp.	12,080	793
Chesapeake Energy Corp.	38,664	783
* Cameron International Corp.	14,985	768
Tesoro Corp.	9,547	731
Cimarex Energy Co.	6,349	666
CONSOL Energy Inc.	16,928	662
Murphy Oil Corp.	13,254	642
HollyFrontier Corp.	14,388	587
Helmerich & Payne Inc.	7,142	497
Oceaneering International Inc.	7,871	494

* Dresser-Rand Group Inc.	5,697	462
Seadrill Ltd.	25,507	374
* Whiting Petroleum Corp.	8,670	362
Targa Resources Corp.	2,697	308
* Gulfport Energy Corp.	6,225	297
Nabors Industries Ltd.	21,815	286
QEP Resources Inc.	13,271	271
* Newfield Exploration Co.	9,843	268
* Continental Resources Inc.	6,278	257
* First Solar Inc.	5,197	254
* Dril-Quip Inc.	3,059	244
World Fuel Services Corp.	5,338	242
* Cobalt International Energy Inc.	25,749	232
* Ultra Petroleum Corp.	11,041	219
Superior Energy Services Inc.	11,314	218
SM Energy Co.	4,945	215
Denbury Resources Inc.	25,790	213
* NOW Inc.	7,568	203
* WPX Energy Inc.	14,866	202
Peabody Energy Corp.	19,911	201
Rowan Cos. plc Class A	9,125	199
Patterson-UTI Energy Inc.	10,664	189
* Antero Resources Corp.	3,774	177
* SolarCity Corp.	3,176	175
* Oil States International Inc.	3,326	166
Golar LNG Ltd.	3,612	150
* Atwood Oceanics Inc.	4,504	145
Diamond Offshore Drilling Inc.	4,919	144
* Oasis Petroleum Inc.	7,494	138
PBF Energy Inc. Class A	4,769	135
* Unit Corp.	3,487	133
* SandRidge Energy Inc.	36,295	102
* Rice Energy Inc.	3,744	93
* SunPower Corp. Class A	3,105	87
* Memorial Resource Development Corp.	3,457	75
* Kosmos Energy Ltd.	7,281	61
RPC Inc.	4,366	58
* Laredo Petroleum Inc.	5,275	55
CVR Energy Inc.	1,034	48
Frank's International NV	2,268	41
* EP Energy Corp. Class A	2,215	24
* Seventy Seven Energy Inc.	2,680	21
		118,856
Financial Services (18.6%)
* Berkshire Hathaway Inc. Class B	134,246	19,961
Wells Fargo & Co.	350,122	19,075
JPMorgan Chase & Co.	277,453	16,692
Bank of America Corp.	770,824	13,135
Citigroup Inc.	222,763	12,022
Visa Inc. Class A	36,758	9,491
MasterCard Inc. Class A	73,740	6,437
Goldman Sachs Group Inc.	32,829	6,185
American Express Co.	66,570	6,152
American International Group Inc.	106,065	5,812
US Bancorp	125,998	5,569
Simon Property Group Inc.	22,792	4,121
Morgan Stanley	112,521	3,958

MetLife Inc.	68,597	3,815
Capital One Financial Corp.	41,936	3,489
PNC Financial Services Group Inc.	39,212	3,430
BlackRock Inc.	9,350	3,357
Bank of New York Mellon Corp.	83,682	3,350
American Tower Corporation	29,112	3,057
Prudential Financial Inc.	33,766	2,869
ACE Ltd.	24,759	2,831
Travelers Cos. Inc.	25,532	2,667
State Street Corp.	31,556	2,421
Charles Schwab Corp.	82,494	2,336
Marsh & McLennan Cos. Inc.	40,384	2,285
Discover Financial Services	34,201	2,242
Allstate Corp.	31,851	2,171
Crown Castle International Corp.	24,522	2,038
Aon plc	21,753	2,012
Aflac Inc.	33,379	1,994
BB&T Corp.	52,713	1,981
CME Group Inc.	23,408	1,981
Public Storage	10,547	1,979
Intercontinental Exchange Inc.	8,450	1,910
Equity Residential	26,577	1,883
McGraw Hill Financial Inc.	19,985	1,868
Chubb Corp.	17,971	1,852
Ameriprise Financial Inc.	13,982	1,842
Health Care REIT Inc.	23,969	1,766
Franklin Resources Inc.	29,111	1,655
T. Rowe Price Group Inc.	19,286	1,610
Prologis Inc.	36,715	1,552
Ventas Inc.	21,644	1,549
AvalonBay Communities Inc.	9,582	1,541
SunTrust Banks Inc.	39,088	1,536
Vornado Realty Trust	13,742	1,533
HCP Inc.	33,612	1,506
Boston Properties Inc.	11,221	1,455
Moody's Corp.	13,907	1,405
Hartford Financial Services Group Inc.	33,042	1,365
Weyerhaeuser Co.	38,621	1,364
* Fiserv Inc.	18,322	1,310
Fidelity National Information Services Inc.	21,108	1,292
Host Hotels & Resorts Inc.	55,499	1,290
Invesco Ltd.	31,756	1,282
Fifth Third Bancorp	62,436	1,256
M&T Bank Corp.	9,678	1,220
Progressive Corp.	43,454	1,184
Northern Trust Corp.	17,360	1,176
Principal Financial Group Inc.	21,623	1,152
* Alliance Data Systems Corp.	3,979	1,137
General Growth Properties Inc.	41,586	1,113
Lincoln National Corp.	19,349	1,096
Thomson Reuters Corp.	26,127	1,035
Regions Financial Corp.	101,112	1,018
Loews Corp.	23,885	995
Essex Property Trust Inc.	4,586	928
* FleetCor Technologies Inc.	6,043	918
KeyCorp	64,754	874
* Affiliated Managers Group Inc.	4,062	827

SL Green Realty Corp.	6,994	812
Macerich Co.	10,198	806
Annaly Capital Management Inc.	69,495	801
Kimco Realty Corp.	30,163	768
Realty Income Corp.	16,293	757
Western Union Co.	39,502	734
XL Group plc Class A	19,989	710
* Markel Corp.	1,015	707
Equifax Inc.	8,844	704
* CBRE Group Inc. Class A	20,570	694
CIT Group Inc.	14,179	692
Digital Realty Trust Inc.	9,834	691
TD Ameritrade Holding Corp.	19,473	674
FNF Group	20,388	661
Federal Realty Investment Trust	4,957	658
Navient Corp.	30,564	641
Unum Group	18,960	630
American Realty Capital Properties Inc.	66,647	626
Leucadia National Corp.	27,077	626
Comerica Inc.	13,404	625
Huntington Bancshares Inc.	60,741	614
Cincinnati Financial Corp.	11,813	602
American Capital Agency Corp.	25,526	589
Everest Re Group Ltd.	3,346	587
UDR Inc.	18,155	559
* Arch Capital Group Ltd.	9,701	556
Arthur J Gallagher & Co.	11,391	546
* Alleghany Corp.	1,186	541
Plum Creek Timber Co. Inc.	12,852	536
First Republic Bank	10,004	515
Torchmark Corp.	9,531	512
Extra Space Storage Inc.	8,584	509
New York Community Bancorp Inc.	31,953	508
Raymond James Financial Inc.	9,006	507
WP Carey Inc.	7,197	490
* Realogy Holdings Corp.	10,566	486
* E*TRADE Financial Corp.	20,865	476
Camden Property Trust	6,201	475
Lazard Ltd. Class A	9,113	469
Jones Lang LaSalle Inc.	3,215	468
* Ally Financial Inc.	19,492	463
Duke Realty Corp.	23,799	463
Alexandria Real Estate Equities Inc.	5,304	456
* Signature Bank	3,693	448
Voya Financial Inc.	10,557	442
Reinsurance Group of America Inc. Class A	5,104	437
PartnerRe Ltd.	3,744	436
Legg Mason Inc.	7,662	435
Global Payments Inc.	4,992	431
* Howard Hughes Corp.	2,919	426
FactSet Research Systems Inc.	3,100	425
Regency Centers Corp.	6,809	419
Kilroy Realty Corp.	6,048	415
MSCI Inc. Class A	8,561	414
Zions Bancorporation	14,689	412
Mid-America Apartment Communities Inc.	5,541	408
DDR Corp.	22,164	406

Broadridge Financial Solutions Inc.	8,915	404
Apartment Investment & Management Co. Class A	10,778	401
Total System Services Inc.	12,160	401
Protective Life Corp.	5,719	399
Axis Capital Holdings Ltd.	7,921	396
HCC Insurance Holdings Inc.	7,419	394
Starwood Property Trust Inc.	16,324	393
* SVB Financial Group	3,734	393
NASDAQ OMX Group Inc.	8,627	387
Liberty Property Trust	10,902	386
Jack Henry & Associates Inc.	6,241	384
WR Berkley Corp.	7,297	381
East West Bancorp Inc.	10,353	381
SEI Investments Co.	9,599	380
Hudson City Bancorp Inc.	38,221	374
CBOE Holdings Inc.	6,221	373
Taubman Centers Inc.	4,680	372
Eaton Vance Corp.	8,760	366
Assurant Inc.	5,287	357
Omega Healthcare Investors Inc.	9,292	355
National Retail Properties Inc.	9,094	350
Dun & Bradstreet Corp.	2,733	347
Spirit Realty Capital Inc.	29,295	343
PacWest Bancorp	7,371	343
Senior Housing Properties Trust	15,029	339
Hospitality Properties Trust	11,044	338
People's United Financial Inc.	22,832	337
* Genworth Financial Inc. Class A	36,469	331
Weingarten Realty Investors	9,031	329
American Financial Group Inc.	5,336	322
Assured Guaranty Ltd.	12,276	314
* Vantiv Inc. Class A	9,167	309
American Campus Communities Inc.	7,728	309
Corrections Corp. of America	8,463	307
BioMed Realty Trust Inc.	14,141	303
Equity LifeStyle Properties Inc.	6,114	303
SLM Corp.	31,045	300
Waddell & Reed Financial Inc. Class A	6,209	299
Douglas Emmett Inc.	10,604	295
White Mountains Insurance Group Ltd.	460	292
NorthStar Realty Finance Corp.	15,936	291
Old Republic International Corp.	18,840	285
RenaissanceRe Holdings Ltd.	2,902	284
Cullen/Frost Bankers Inc.	3,791	283
Two Harbors Investment Corp.	26,837	282
Brown & Brown Inc.	8,750	282
Validus Holdings Ltd.	6,723	279
NorthStar Asset Management Group Inc.	13,251	278
LPL Financial Holdings Inc.	6,485	277
Retail Properties of America Inc.	17,110	275
Home Properties Inc.	4,212	275
Allied World Assurance Co. Holdings AG	7,280	274
* Synchrony Financial	9,420	273
* Zillow Inc. Class A	2,275	269
City National Corp.	3,448	266
Commerce Bancshares Inc.	6,215	266
Synovus Financial Corp.	10,078	260

* Forest City Enterprises Inc. Class A	11,862	256
Rayonier Inc.	9,299	254
Chimera Investment Corp.	74,086	250
* Popular Inc.	7,603	248
Tanger Factory Outlet Centers Inc.	6,711	245
* Equity Commonwealth	9,447	240
CBL & Associates Properties Inc.	12,286	239
Post Properties Inc.	3,885	228
BankUnited Inc.	7,527	227
* CoreLogic Inc.	6,807	226
MFA Financial Inc.	26,949	226
Hanover Insurance Group Inc.	3,134	223
Healthcare Trust of America Inc. Class A	17,478	223
Columbia Property Trust Inc.	8,833	223
First Horizon National Corp.	17,378	222
Federated Investors Inc. Class B	6,918	217
Associated Banc-Corp	11,728	217
Piedmont Office Realty Trust Inc. Class A	11,332	213
First Niagara Financial Group Inc.	26,073	213
StanCorp Financial Group Inc.	3,126	207
Aspen Insurance Holdings Ltd.	4,613	204
Brandywine Realty Trust	13,184	204
Endurance Specialty Holdings Ltd.	3,368	199
Gaming and Leisure Properties Inc.	6,185	197
Washington Prime Group Inc.	11,446	197
TCF Financial Corp.	12,212	190
American Homes 4 Rent Class A	10,971	189
ProAssurance Corp.	4,164	188
Bank of Hawaii Corp.	3,158	182
Corporate Office Properties Trust	6,460	182
* Ocwen Financial Corp.	7,816	179
Fulton Financial Corp.	13,871	166
Erie Indemnity Co. Class A	1,761	154
BOK Financial Corp.	2,059	133
Santander Consumer USA Holdings Inc.	6,188	115
* MBIA Inc.	10,393	107
Interactive Brokers Group Inc.	3,782	103
Mercury General Corp.	1,872	103
Morningstar Inc.	1,470	98
Artisan Partners Asset Management Inc. Class A	1,895	98
* FNFV Group	6,208	89
TFS Financial Corp.	5,121	78
Brixmor Property Group Inc.	3,199	77
CNA Financial Corp.	1,852	72
American National Insurance Co.	597	68
* Nationstar Mortgage Holdings Inc.	1,446	43
		290,106
Health Care (13.9%)
Johnson & Johnson	207,439	22,455
Pfizer Inc.	467,631	14,567
Merck & Co. Inc.	214,277	12,942
* Gilead Sciences Inc.	112,605	11,296
Amgen Inc.	55,524	9,179
AbbVie Inc.	116,574	8,067
Bristol-Myers Squibb Co.	121,527	7,176
UnitedHealth Group Inc.	71,864	7,088
* Celgene Corp.	58,767	6,681

Medtronic Inc.	73,297	5,414
* Biogen Idec Inc.	17,392	5,351
* Actavis plc	18,618	5,038
Eli Lilly & Co.	72,121	4,913
Abbott Laboratories	110,162	4,903
* Express Scripts Holding Co.	56,749	4,719
Allergan Inc.	21,813	4,666
Thermo Fisher Scientific Inc.	29,244	3,781
McKesson Corp.	16,904	3,563
Covidien plc	33,084	3,341
Baxter International Inc.	39,819	2,907
* Alexion Pharmaceuticals Inc.	14,573	2,840
WellPoint Inc.	20,559	2,630
* Regeneron Pharmaceuticals Inc.	5,785	2,407
Stryker Corp.	24,733	2,298
Aetna Inc.	26,228	2,288
Cardinal Health Inc.	25,013	2,056
* Vertex Pharmaceuticals Inc.	17,347	2,045
Cigna Corp.	19,768	2,034
Becton Dickinson and Co.	14,232	1,997
* Illumina Inc.	10,254	1,957
* HCA Holdings Inc.	23,973	1,671
Zoetis Inc.	36,817	1,654
* Mylan Inc.	27,409	1,606
Perrigo Co. plc	9,888	1,584
Humana Inc.	11,384	1,571
AmerisourceBergen Corp. Class A	16,653	1,516
St. Jude Medical Inc.	20,873	1,418
* Cerner Corp.	21,857	1,408
Zimmer Holdings Inc.	12,357	1,388
* Intuitive Surgical Inc.	2,640	1,367
* Boston Scientific Corp.	96,979	1,248
Agilent Technologies Inc.	24,472	1,046
* Edwards Lifesciences Corp.	7,829	1,015
* DaVita HealthCare Partners Inc.	13,100	1,003
* BioMarin Pharmaceutical Inc.	10,620	953
CR Bard Inc.	5,601	937
* CareFusion Corp.	15,250	902
* Henry Schein Inc.	6,291	863
* Endo International plc	11,078	811
* Incyte Corp.	10,509	794
* Catamaran Corp.	15,235	776
* Jazz Pharmaceuticals plc	4,369	774
* Mallinckrodt plc	8,356	771
* Hospira Inc.	12,276	732
Quest Diagnostics Inc.	10,641	695
Universal Health Services Inc. Class B	6,490	679
* Varian Medical Systems Inc.	7,588	672
* Medivation Inc.	5,582	647
* Laboratory Corp. of America Holdings	6,153	644
* Pharmacyclics Inc.	4,414	615
Cooper Cos. Inc.	3,553	600
* Alkermes plc	10,455	575
DENTSPLY International Inc.	10,252	564
ResMed Inc.	10,180	542
* IDEXX Laboratories Inc.	3,513	525
Omnicare Inc.	7,157	503

* Alnylam Pharmaceuticals Inc.	4,919	495
* MEDNAX Inc.	7,301	478
* Salix Pharmaceuticals Ltd.	4,644	477
* United Therapeutics Corp.	3,540	469
* Hologic Inc.	17,358	465
* Brookdale Senior Living Inc.	12,392	439
* Covance Inc.	4,275	439
* Cubist Pharmaceuticals Inc.	5,482	416
* Centene Corp.	4,164	411
* QIAGEN NV	16,899	404
* Community Health Systems Inc.	8,532	402
PerkinElmer Inc.	8,161	371
* Sirona Dental Systems Inc.	4,275	369
Teleflex Inc.	3,030	361
* Tenet Healthcare Corp.	7,211	346
* Align Technology Inc.	6,081	346
* athenahealth Inc.	2,704	317
* VCA Inc.	6,563	311
* Health Net Inc.	5,885	302
Patterson Cos. Inc.	6,262	302
* Seattle Genetics Inc.	7,442	271
* Alere Inc.	6,148	245
Bio-Techne Corp.	2,671	245
* Quintiles Transnational Holdings Inc.	4,185	242
* Charles River Laboratories International Inc.	3,584	232
* LifePoint Hospitals Inc.	3,249	225
* Envision Healthcare Holdings Inc.	5,981	211
Hill-Rom Holdings Inc.	4,282	196
* Bio-Rad Laboratories Inc. Class A	1,573	187
* Myriad Genetics Inc.	5,502	184
* Allscripts Healthcare Solutions Inc.	13,241	159
* Bruker Corp.	7,661	147
* Halyard Health Inc.	3,281	129
* Intercept Pharmaceuticals Inc.	861	124
* Veeva Systems Inc. Class A	2,623	86
* Premier Inc. Class A	2,340	80
		216,551
Materials & Processing (4.0%)
EI du Pont de Nemours & Co.	67,337	4,808
Monsanto Co.	38,459	4,612
Dow Chemical Co.	88,329	4,299
Praxair Inc.	21,522	2,763
Precision Castparts Corp.	10,617	2,526
LyondellBasell Industries NV Class A	30,789	2,428
Air Products & Chemicals Inc.	15,574	2,240
PPG Industries Inc.	10,142	2,219
Ecolab Inc.	19,566	2,132
Freeport-McMoRan Inc.	76,229	2,047
International Paper Co.	31,787	1,711
Sherwin-Williams Co.	6,317	1,547
Alcoa Inc.	85,995	1,487
Nucor Corp.	23,365	1,253
Ingersoll-Rand plc	19,844	1,251
Sigma-Aldrich Corp.	8,735	1,193
Mosaic Co.	24,529	1,123
CF Industries Holdings Inc.	3,818	1,024
Fastenal Co.	21,782	984

Eastman Chemical Co.	10,915	905
Celanese Corp. Class A	11,452	688
Ball Corp.	10,126	679
Newmont Mining Corp.	36,555	673
Ashland Inc.	5,703	650
Masco Corp.	26,231	635
Vulcan Materials Co.	9,483	627
Airgas Inc.	5,413	626
Sealed Air Corp.	15,620	617
International Flavors & Fragrances Inc.	5,973	604
Rock-Tenn Co. Class A	10,439	593
Martin Marietta Materials Inc.	4,605	553
MeadWestvaco Corp.	12,140	544
* WR Grace & Co.	5,561	534
Packaging Corp. of America	7,108	528
FMC Corp.	9,646	525
Valspar Corp.	6,211	521
* Crown Holdings Inc.	10,081	499
RPM International Inc.	9,688	462
Acuity Brands Inc.	3,245	448
Rockwood Holdings Inc.	5,421	422
Steel Dynamics Inc.	17,307	390
Huntsman Corp.	14,796	378
Reliance Steel & Aluminum Co.	5,719	366
United States Steel Corp.	10,701	357
Albemarle Corp.	5,888	348
Lennox International Inc.	3,557	333
Southern Copper Corp.	10,746	322
Sonoco Products Co.	7,511	316
* Hexcel Corp.	7,235	313
* Owens-Illinois Inc.	11,959	307
AptarGroup Inc.	4,672	305
Royal Gold Inc.	4,772	304
Owens Corning	8,715	304
Eagle Materials Inc.	3,633	299
Bemis Co. Inc.	7,305	292
Allegheny Technologies Inc.	7,922	267
Valmont Industries Inc.	1,952	264
NewMarket Corp.	653	257
Timken Co.	5,935	254
Cytec Industries Inc.	5,274	254
Compass Minerals International Inc.	2,415	210
Cabot Corp.	4,820	208
Carpenter Technology Corp.	3,915	197
Scotts Miracle-Gro Co. Class A	3,230	197
Domtar Corp.	4,763	194
Westlake Chemical Corp.	3,005	191
* USG Corp.	6,613	190
* Armstrong World Industries Inc.	3,206	161
Silgan Holdings Inc.	3,050	154
* MRC Global Inc.	7,562	153
* Platform Specialty Products Corp.	5,898	147
Greif Inc. Class A	2,250	99
TimkenSteel Corp.	2,767	98
Cliffs Natural Resources Inc.	10,569	96
* Tahoe Resources Inc.	5,687	91
Rayonier Advanced Materials Inc.	2,897	71

* Veritiv Corp.	526	26
		62,693
Other (0.0%)
* Foster Wheeler AG	5,826	85
* Zayo Group Holdings Inc.	240	7
		92
Producer Durables (11.2%)
General Electric Co.	735,158	19,474
Union Pacific Corp.	66,466	7,761
3M Co.	47,993	7,683
United Technologies Corp.	67,291	7,407
Boeing Co.	53,503	7,189
United Parcel Service Inc. Class B	51,978	5,713
Honeywell International Inc.	57,445	5,691
Caterpillar Inc.	45,813	4,609
Accenture plc Class A	46,444	4,009
FedEx Corp.	21,672	3,862
Lockheed Martin Corp.	19,892	3,810
Danaher Corp.	44,592	3,726
Emerson Electric Co.	51,539	3,286
General Dynamics Corp.	22,453	3,264
Automatic Data Processing Inc.	35,376	3,030
Delta Air Lines Inc.	62,249	2,905
CSX Corp.	73,663	2,688
American Airlines Group Inc.	52,826	2,564
Norfolk Southern Corp.	22,756	2,540
Raytheon Co.	22,937	2,447
Illinois Tool Works Inc.	25,045	2,378
Eaton Corp. plc	34,993	2,374
Deere & Co.	26,741	2,316
Southwest Airlines Co.	50,813	2,125
Northrop Grumman Corp.	14,896	2,099
Cummins Inc.	13,547	1,973
PACCAR Inc.	26,020	1,744
* United Continental Holdings Inc.	27,456	1,681
Waste Management Inc.	34,140	1,664
* Tyco International plc	33,884	1,454
Parker-Hannifin Corp.	10,963	1,415
Xerox Corp.	85,621	1,195
Rockwell Automation Inc.	10,242	1,182
Roper Industries Inc.	7,287	1,150
Paychex Inc.	23,907	1,133
Stanley Black & Decker Inc.	11,347	1,072
WW Grainger Inc.	4,279	1,051
Kansas City Southern	8,159	970
Dover Corp.	12,220	941
AMETEK Inc.	18,070	921
Pentair plc	14,187	918
Textron Inc.	20,514	889
Rockwell Collins Inc.	10,008	856
* United Rentals Inc.	7,152	810
CH Robinson Worldwide Inc.	10,955	808
* Stericycle Inc.	6,220	802
L-3 Communications Holdings Inc.	6,265	781
Republic Services Inc. Class A	19,491	772
TransDigm Group Inc.	3,887	769

Pall Corp.	7,981	767
* Verisk Analytics Inc. Class A	12,227	758
Fluor Corp.	11,705	726
* Waters Corp.	6,158	714
Expeditors International of Washington Inc.	14,300	670
Wabtec Corp.	7,168	634
* Mettler-Toledo International Inc.	2,111	619
* IHS Inc. Class A	4,994	612
* B/E Aerospace Inc.	7,612	593
Alaska Air Group Inc.	9,983	589
Flowserve Corp.	9,942	585
Snap-on Inc.	4,271	578
Robert Half International Inc.	9,979	567
JB Hunt Transport Services Inc.	6,818	563
Towers Watson & Co. Class A	4,759	538
Cintas Corp.	7,268	532
* Trimble Navigation Ltd.	18,816	529
Xylem Inc.	13,310	510
Iron Mountain Inc.	13,381	509
* Quanta Services Inc.	15,397	470
Hubbell Inc. Class B	4,366	466
IDEX Corp.	5,878	451
* Spirit Airlines Inc.	5,417	448
* Jacobs Engineering Group Inc.	9,612	446
ADT Corp.	12,628	441
Lincoln Electric Holdings Inc.	5,905	425
Waste Connections Inc.	8,981	424
* Keysight Technologies Inc.	12,034	424
Carlisle Cos. Inc.	4,693	420
* Kirby Corp.	4,259	409
Donaldson Co. Inc.	10,489	409
Huntington Ingalls Industries Inc.	3,697	403
* CoStar Group Inc.	2,330	397
* Middleby Corp.	4,137	396
Manpowergroup Inc.	5,908	395
* Genesee & Wyoming Inc. Class A	3,916	386
* Spirit AeroSystems Holdings Inc. Class A	8,909	384
* Old Dominion Freight Line Inc.	4,669	378
Allegion plc	6,958	375
Nordson Corp.	4,766	372
Chicago Bridge & Iron Co. NV	7,320	366
Trinity Industries Inc.	11,399	365
Ryder System Inc.	3,818	365
Pitney Bowes Inc.	14,691	362
* Colfax Corp.	7,003	361
Graco Inc.	4,476	359
Joy Global Inc.	7,289	357
Avery Dennison Corp.	7,041	349
* AECOM Technology Corp.	10,814	346
FLIR Systems Inc.	10,396	330
Allison Transmission Holdings Inc.	9,987	328
* Copart Inc.	8,270	301
AO Smith Corp.	5,512	297
AGCO Corp.	6,808	287
Air Lease Corp. Class A	7,509	286
SPX Corp.	3,166	284
Oshkosh Corp.	6,199	281

ITT Corp.	6,652	275
Toro Co.	4,184	275
Copa Holdings SA Class A	2,451	274
MSC Industrial Direct Co. Inc. Class A	3,423	266
* WESCO International Inc.	3,226	266
* Zebra Technologies Corp.	3,623	265
Alliant Techsystems Inc.	2,310	263
Landstar System Inc.	3,234	260
Triumph Group Inc.	3,736	254
Exelis Inc.	13,905	249
RR Donnelley & Sons Co.	14,723	248
Babcock & Wilcox Co.	8,138	241
National Instruments Corp.	7,320	236
Regal-Beloit Corp.	3,249	235
* HD Supply Holdings Inc.	7,849	228
Terex Corp.	7,808	224
Kennametal Inc.	5,804	214
* Genpact Ltd.	11,732	211
Con-way Inc.	4,252	211
* Clean Harbors Inc.	4,489	210
Crane Co.	3,473	205
GATX Corp.	3,276	203
Manitowoc Co. Inc.	9,999	201
Covanta Holding Corp.	7,958	199
Lexmark International Inc. Class A	4,558	195
KBR Inc.	10,799	182
Teekay Corp.	3,235	161
Rollins Inc.	4,430	144
Booz Allen Hamilton Holding Corp.	5,116	139
* Navistar International Corp.	3,855	138
Tidewater Inc.	3,575	110
* Vectrus Inc.	728	21
		174,640
Technology (16.7%)
Apple Inc.	442,031	52,571
Microsoft Corp.	605,541	28,951
Intel Corp.	364,960	13,595
* Google Inc. Class A	20,582	11,301
* Google Inc. Class C	20,826	11,284
International Business Machines Corp.	69,405	11,255
* Facebook Inc. Class A	144,752	11,247
Cisco Systems Inc.	375,579	10,381
Oracle Corp.	240,810	10,213
QUALCOMM Inc.	123,732	9,020
Hewlett-Packard Co.	138,940	5,427
EMC Corp.	150,093	4,555
Texas Instruments Inc.	79,150	4,307
* Yahoo! Inc.	73,843	3,821
* Micron Technology Inc.	78,502	2,822
* salesforce.com inc	45,100	2,700
* Adobe Systems Inc.	36,549	2,693
* Cognizant Technology Solutions Corp. Class A	44,672	2,412
Applied Materials Inc.	89,258	2,147
Corning Inc.	95,956	2,017
Intuit Inc.	20,898	1,962
* LinkedIn Corp. Class A	7,648	1,731
SanDisk Corp.	16,635	1,721

Avago Technologies Ltd. Class A	18,389	1,718
Broadcom Corp. Class A	39,263	1,693
Western Digital Corp.	16,331	1,687
* Twitter Inc.	35,155	1,467
Symantec Corp.	50,747	1,324
Analog Devices Inc.	23,102	1,262
Amphenol Corp. Class A	23,082	1,238
* SBA Communications Corp. Class A	9,465	1,152
Motorola Solutions Inc.	16,516	1,085
* Autodesk Inc.	16,697	1,035
NetApp Inc.	24,317	1,035
* Electronic Arts Inc.	23,065	1,013
Lam Research Corp.	11,890	983
Skyworks Solutions Inc.	13,974	943
Equinix Inc.	3,993	907
Xilinx Inc.	19,701	895
* Red Hat Inc.	13,974	868
Altera Corp.	23,057	867
NVIDIA Corp.	40,901	858
KLA-Tencor Corp.	12,244	850
* Akamai Technologies Inc.	13,081	845
Linear Technology Corp.	17,372	800
* Citrix Systems Inc.	12,020	797
Activision Blizzard Inc.	36,373	787
Juniper Networks Inc.	34,755	770
CA Inc.	23,483	732
* F5 Networks Inc.	5,535	715
Computer Sciences Corp.	10,656	675
* ServiceNow Inc.	10,462	669
Microchip Technology Inc.	14,764	667
* Workday Inc. Class A	6,966	606
Maxim Integrated Products Inc.	20,426	604
* Splunk Inc.	8,532	573
Amdocs Ltd.	11,736	572
* VMware Inc. Class A	6,393	562
* ANSYS Inc.	6,732	562
* Gartner Inc.	6,523	558
Harris Corp.	7,770	557
* Teradata Corp.	11,398	515
* Palo Alto Networks Inc.	3,964	488
* Synopsys Inc.	11,192	486
* VeriSign Inc.	8,059	484
CDK Global Inc.	11,658	444
* Concur Technologies Inc.	3,425	441
Avnet Inc.	10,011	438
* Arrow Electronics Inc.	7,334	429
* SunEdison Inc.	19,402	420
Marvell Technology Group Ltd.	29,291	419
* Cadence Design Systems Inc.	21,317	402
* Rackspace Hosting Inc.	8,516	391
* Stratasys Ltd.	3,683	376
* NCR Corp.	12,398	368
Brocade Communications Systems Inc.	31,939	361
IAC/InterActiveCorp	5,467	357
* PTC Inc.	8,630	337
* Cree Inc.	8,974	326
* NetSuite Inc.	2,965	314

* Ingram Micro Inc.	11,426	313
Jabil Circuit Inc.	14,988	311
Teradyne Inc.	14,853	295
* Informatica Corp.	8,000	291
* ON Semiconductor Corp.	31,865	288
* Nuance Communications Inc.	18,970	287
* VeriFone Systems Inc.	8,043	287
* 3D Systems Corp.	8,064	285
* TIBCO Software Inc.	11,769	283
* ARRIS Group Inc.	9,284	276
* Fortinet Inc.	9,896	273
* AOL Inc.	5,802	268
Solera Holdings Inc.	5,046	266
* Groupon Inc. Class A	34,765	262
* SolarWinds Inc.	4,878	253
* Riverbed Technology Inc.	11,806	244
* Atmel Corp.	30,385	240
* Tableau Software Inc. Class A	2,732	229
* JDS Uniphase Corp.	17,019	227
CDW Corp.	6,385	224
DST Systems Inc.	2,195	218
* Yelp Inc. Class A	3,625	207
* FireEye Inc.	6,313	191
Leidos Holdings Inc.	4,720	191
* Tech Data Corp.	2,885	180
* IPG Photonics Corp.	2,461	177
Diebold Inc.	4,510	163
* EchoStar Corp. Class A	3,027	163
* Freescale Semiconductor Ltd.	7,313	159
Dolby Laboratories Inc. Class A	3,343	148
* Rovi Corp.	6,649	148
Vishay Intertechnology Inc.	9,443	131
* Zynga Inc. Class A	49,701	129
* IMS Health Holdings Inc.	5,146	129
* Knowles Corp.	5,908	123
* Advanced Micro Devices Inc.	42,455	118
* CommScope Holding Co. Inc.	4,319	96
Sabre Corp.	3,170	59
AVX Corp.	3,081	44
* Arista Networks Inc.	516	39
		259,075
Utilities (5.3%)
Verizon Communications Inc.	303,584	15,358
AT&T Inc.	380,486	13,462
Duke Energy Corp.	51,842	4,194
NextEra Energy Inc.	32,051	3,346
Southern Co.	65,426	3,103
Dominion Resources Inc.	42,718	3,099
Exelon Corp.	62,978	2,278
American Electric Power Co. Inc.	35,807	2,061
Sempra Energy	18,066	2,018
PPL Corp.	48,792	1,734
PG&E Corp.	34,101	1,722
CenturyLink Inc.	42,053	1,714
Public Service Enterprise Group Inc.	37,106	1,550
Edison International	23,975	1,524
Consolidated Edison Inc.	21,481	1,357

Xcel Energy Inc.			36,828	1,250
Northeast Utilities			23,220	1,176
FirstEnergy Corp.			30,797	1,136
Entergy Corp.			13,159	1,104
DTE Energy Co.			13,062	1,064
* Level 3 Communications Inc.			20,111	1,006
NiSource Inc.			23,130	968
Wisconsin Energy Corp.			16,583	819
NRG Energy Inc.			24,802	775
Ameren Corp.			17,860	770
CenterPoint Energy Inc.			31,537	755
AES Corp.			53,224	738
* Calpine Corp.			31,064	713
American Water Works Co. Inc.			12,975	688
CMS Energy Corp.			19,829	656
SCANA Corp.			10,245	584
* T-Mobile US Inc.			19,233	561
OGE Energy Corp.			14,450	516
Frontier Communications Corp.			72,268	509
Pinnacle West Capital Corp.			8,029	508
Alliant Energy Corp.			8,015	504
Pepco Holdings Inc.			18,139	499
UGI Corp.			12,473	470
AGL Resources Inc.			8,631	451
Windstream Holdings Inc.			43,538	440
ITC Holdings Corp.			11,370	432
Integrys Energy Group Inc.			5,818	424
National Fuel Gas Co.			6,091	422
Atmos Energy Corp.			7,433	399
Westar Energy Inc. Class A			9,329	365
MDU Resources Group Inc.			14,137	347
Aqua America Inc.			13,041	347
TECO Energy Inc.			17,105	339
Energen Corp.			5,370	321
Questar Corp.			12,667	304
Great Plains Energy Inc.			11,315	296
* Sprint Corp.			53,490	274
Vectren Corp.			6,048	267
Hawaiian Electric Industries Inc.			7,440	210
Telephone & Data Systems Inc.			6,340	162
* United States Cellular Corp.			926	36
				82,125
Total Common Stocks (Cost $1,217,548)				1,547,732
	Coupon
Temporary Cash Investments (5.0%)[1]
Money Market Fund (4.9%)
[2,3] Vanguard Market Liquidity Fund	0.116%		76,610,388	76,610

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	600	600
Total Temporary Cash Investments (Cost $77,210)				77,210

Total Investments (104.4%) (Cost $1,294,758)	1,624,942
Other Assets and Liabilities-Net (-4.4%)[3]	(68,439)
Net Assets (100%)	1,556,503
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,197,000
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 4.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,325,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,547,647	85	—
Temporary Cash Investments	76,610	600	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	1,624,219	685	—
1 Represents variation margin on the last day of the reporting period.

Russell 1000 Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2014	11	1,585	20
E-mini S&P 500 Index	December 2014	78	8,058	(5)
				15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $1,294,796,000. Net unrealized appreciation of investment securities for tax purposes was $330,146,000, consisting of unrealized gains of $345,866,000 on securities that had risen in value since their purchase and $15,720,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (7.8%)
Wal-Mart Stores Inc.	218,981	19,170
Time Warner Inc.	134,982	11,490
Ford Motor Co.	594,265	9,348
General Motors Co.	245,557	8,209
Target Corp.	86,949	6,434
Walt Disney Co.	42,858	3,965
Johnson Controls Inc.	74,301	3,715
Carnival Corp.	65,044	2,872
Twenty-First Century Fox Inc. Class A	76,418	2,812
Whirlpool Corp.	10,744	2,000
L Brands Inc.	24,012	1,943
Royal Caribbean Cruises Ltd.	25,636	1,890
Kohl's Corp.	30,207	1,801
* TRW Automotive Holdings Corp.	17,034	1,761
* Mohawk Industries Inc.	9,532	1,464
Staples Inc.	99,904	1,405
Starwood Hotels & Resorts Worldwide Inc.	16,368	1,293
Comcast Corp. Class A	22,483	1,282
PulteGroup Inc.	57,451	1,243
Lennar Corp. Class A	25,708	1,214
Best Buy Co. Inc.	30,418	1,199
* News Corp. Class A	76,844	1,193
* Bed Bath & Beyond Inc.	16,159	1,186
* MGM Resorts International	51,539	1,176
Darden Restaurants Inc.	20,222	1,152
DR Horton Inc.	45,015	1,147
Gannett Co. Inc.	34,322	1,117
* Liberty Interactive Corp. Class A	37,147	1,083
Foot Locker Inc.	18,880	1,082
Garmin Ltd.	18,699	1,071
* Liberty Media Corp.	29,151	1,065
Mattel Inc.	32,772	1,034
* Toll Brothers Inc.	26,992	944
* Jarden Corp.	20,684	913
Macy's Inc.	12,544	814
* Dollar General Corp.	11,412	762
* DISH Network Corp. Class A	8,884	705
* Madison Square Garden Co. Class A	9,593	701
* Visteon Corp.	6,919	678
Fortune Brands Home & Security Inc.	15,044	676
International Game Technology	38,267	652
Comcast Corp.	11,200	636
GameStop Corp. Class A	16,729	633
Newell Rubbermaid Inc.	17,409	632
Dick's Sporting Goods Inc.	12,456	630
* CarMax Inc.	10,692	609
Costco Wholesale Corp.	4,054	576
* Liberty Media Corp. Class A	14,225	523
Signet Jewelers Ltd.	3,983	522

	DeVry Education Group Inc.	9,858	482
	Nielsen NV	11,251	470
*	Apollo Education Group Inc.	14,762	461
	Graham Holdings Co. Class B	517	459
*	Outfront Media Inc.	16,571	448
	Leggett & Platt Inc.	10,328	435
	KAR Auction Services Inc.	12,393	429
	CBS Corp. Class B	7,326	402
	Ralph Lauren Corp. Class A	2,152	398
*	Liberty Broadband Corp.	7,287	396
	DSW Inc. Class A	11,148	396
	John Wiley & Sons Inc. Class A	6,579	393
	Avon Products Inc.	37,869	370
*	JC Penney Co. Inc.	44,958	360
	Wendy's Co.	40,794	356
*	Cabela's Inc.	6,517	353
*	Hyatt Hotels Corp. Class A	5,754	339
	Marriott International Inc. Class A	4,220	333
	Big Lots Inc.	6,420	326
	Gentex Corp.	9,026	321
*	DreamWorks Animation SKG Inc. Class A	11,787	281
*	Live Nation Entertainment Inc.	10,466	281
	Choice Hotels International Inc.	4,862	269
	Abercrombie & Fitch Co.	9,112	263
	Lear Corp.	2,697	259
*	Ascena Retail Group Inc.	19,189	257
*	Murphy USA Inc.	3,913	249
	Regal Entertainment Group Class A	10,088	233
	Aaron's Inc.	7,752	220
	PVH Corp.	1,603	204
	Chico's FAS Inc.	12,725	202
*	Sally Beauty Holdings Inc.	6,177	196
*	Liberty Broadband Corp. Class A	3,558	195
	Service Corp. International	7,685	174
	Penske Automotive Group Inc.	3,483	165
	Genuine Parts Co.	1,532	157
	Hasbro Inc.	2,550	151
	AMERCO	531	148
*	Urban Outfitters Inc.	4,378	142
	Dillard's Inc. Class A	1,180	139
*	Taylor Morrison Home Corp. Class A	4,801	93
	CST Brands Inc.	2,114	92
*,^ GoPro Inc. Class A		1,070	83
	Family Dollar Stores Inc.	799	63
*	Starz	1,723	57
*	ServiceMaster Global Holdings Inc.	2,034	53
	Coty Inc. Class A	2,581	52
*	Norwegian Cruise Line Holdings Ltd.	1,052	46
*	Michaels Cos. Inc.	1,501	36
*	HomeAway Inc.	1,033	32
*	Sears Holdings Corp.	852	31
	Clear Channel Outdoor Holdings Inc. Class A	3,329	26
	Aramark	775	24
			123,222
Consumer Staples (6.2%)
	Procter & Gamble Co.	390,416	35,305
	CVS Health Corp.	153,440	14,018

Mondelez International Inc. Class A	258,792	10,145
Philip Morris International Inc.	99,452	8,645
Archer-Daniels-Midland Co.	90,022	4,742
Walgreen Co.	36,409	2,498
ConAgra Foods Inc.	64,076	2,340
Sysco Corp.	56,260	2,265
Bunge Ltd.	22,728	2,063
Tyson Foods Inc. Class A	41,426	1,754
JM Smucker Co.	15,896	1,631
Molson Coors Brewing Co. Class B	20,702	1,601
Whole Foods Market Inc.	32,085	1,573
Energizer Holdings Inc.	9,470	1,231
Safeway Inc.	34,873	1,215
Kimberly-Clark Corp.	9,872	1,151
Colgate-Palmolive Co.	14,789	1,029
Altria Group Inc.	16,491	829
Ingredion Inc.	9,766	813
Reynolds American Inc.	11,706	772
Campbell Soup Co.	8,552	387
Clorox Co.	3,566	363
Pinnacle Foods Inc.	8,089	275
* Pilgrim's Pride Corp.	8,089	261
* Rite Aid Corp.	47,544	261
Kellogg Co.	3,517	233
* Constellation Brands Inc. Class A	1,694	163
* Hain Celestial Group Inc.	622	71
		97,634
Energy (11.0%)
Exxon Mobil Corp.	656,990	59,484
Chevron Corp.	291,297	31,714
ConocoPhillips	187,741	12,404
Occidental Petroleum Corp.	120,272	9,594
Anadarko Petroleum Corp.	71,462	5,656
National Oilwell Varco Inc.	60,008	4,023
Spectra Energy Corp.	102,358	3,877
Apache Corp.	58,852	3,772
Phillips 66	51,003	3,724
Devon Energy Corp.	62,501	3,686
Baker Hughes Inc.	61,242	3,491
Hess Corp.	42,400	3,092
Valero Energy Corp.	62,000	3,014
^ Kinder Morgan Inc.	72,713	3,007
Marathon Oil Corp.	103,413	2,991
CONSOL Energy Inc.	35,033	1,371
Murphy Oil Corp.	27,275	1,321
Chesapeake Energy Corp.	62,161	1,259
Cimarex Energy Co.	11,686	1,226
HollyFrontier Corp.	25,122	1,025
Marathon Petroleum Corp.	9,759	879
Tesoro Corp.	11,295	865
ONEOK Inc.	14,921	808
Noble Energy Inc.	15,615	768
* Whiting Petroleum Corp.	16,062	671
* Cameron International Corp.	11,562	593
* Newfield Exploration Co.	20,541	559
* First Solar Inc.	11,424	557
Seadrill Ltd.	37,366	548

Nabors Industries Ltd.	40,463	531
QEP Resources Inc.	23,651	483
Denbury Resources Inc.	53,847	445
Superior Energy Services Inc.	22,406	433
Peabody Energy Corp.	41,469	419
* WPX Energy Inc.	30,783	418
* NOW Inc.	15,487	415
Rowan Cos. plc Class A	19,020	414
World Fuel Services Corp.	8,238	373
Helmerich & Payne Inc.	4,973	346
* Oil States International Inc.	6,902	344
* Ultra Petroleum Corp.	16,451	327
Golar LNG Ltd.	7,641	317
Diamond Offshore Drilling Inc.	10,317	303
* Unit Corp.	6,820	261
* Atwood Oceanics Inc.	7,438	239
* SandRidge Energy Inc.	72,347	203
EQT Corp.	2,221	202
PBF Energy Inc. Class A	7,044	199
Patterson-UTI Energy Inc.	10,360	183
* SunPower Corp. Class A	6,122	172
* Gulfport Energy Corp.	2,449	117
Frank's International NV	4,464	80
* Memorial Resource Development Corp.	3,423	74
CVR Energy Inc.	1,354	63
* EP Energy Corp. Class A	4,946	53
* Cobalt International Energy Inc.	4,810	43
* Seventy Seven Energy Inc.	4,263	33
* Laredo Petroleum Inc.	1,498	16
* Rice Energy Inc.	428	11
		173,496
Financial Services (29.7%)
* Berkshire Hathaway Inc. Class B	280,103	41,649
Wells Fargo & Co.	730,661	39,806
JPMorgan Chase & Co.	579,036	34,835
Bank of America Corp.	1,609,170	27,420
Citigroup Inc.	464,447	25,066
Goldman Sachs Group Inc.	68,474	12,901
American International Group Inc.	221,156	12,119
US Bancorp	262,720	11,612
Morgan Stanley	234,772	8,259
MetLife Inc.	143,249	7,966
Capital One Financial Corp.	87,628	7,291
PNC Financial Services Group Inc.	81,837	7,158
Bank of New York Mellon Corp.	174,660	6,992
Prudential Financial Inc.	70,231	5,968
ACE Ltd.	51,791	5,922
Travelers Cos. Inc.	53,020	5,538
State Street Corp.	65,666	5,039
Discover Financial Services	71,091	4,660
Allstate Corp.	66,233	4,514
BlackRock Inc.	12,046	4,326
Aflac Inc.	69,240	4,136
BB&T Corp.	109,785	4,127
CME Group Inc.	48,756	4,127
Charles Schwab Corp.	143,287	4,058
Equity Residential	55,364	3,922

Chubb Corp.	37,333	3,847
Prologis Inc.	76,244	3,224
SunTrust Banks Inc.	81,272	3,193
AvalonBay Communities Inc.	19,789	3,182
HCP Inc.	70,280	3,149
Hartford Financial Services Group Inc.	68,750	2,839
Boston Properties Inc.	20,751	2,690
Host Hotels & Resorts Inc.	115,691	2,689
Fifth Third Bancorp	129,915	2,614
M&T Bank Corp.	20,190	2,544
Weyerhaeuser Co.	71,942	2,540
Ameriprise Financial Inc.	19,022	2,507
Vornado Realty Trust	22,357	2,494
Progressive Corp.	90,874	2,475
Northern Trust Corp.	36,237	2,454
Principal Financial Group Inc.	45,042	2,399
Fidelity National Information Services Inc.	38,857	2,378
General Growth Properties Inc.	87,057	2,330
Intercontinental Exchange Inc.	10,160	2,296
Invesco Ltd.	56,443	2,278
Lincoln National Corp.	40,110	2,271
Simon Property Group Inc.	12,087	2,185
Thomson Reuters Corp.	54,043	2,140
Regions Financial Corp.	212,235	2,137
Loews Corp.	49,457	2,059
Essex Property Trust Inc.	9,574	1,938
KeyCorp	134,542	1,816
Health Care REIT Inc.	23,331	1,719
Macerich Co.	21,592	1,708
Ventas Inc.	23,825	1,705
SL Green Realty Corp.	14,485	1,682
Annaly Capital Management Inc.	143,826	1,657
Kimco Realty Corp.	62,503	1,591
Realty Income Corp.	34,074	1,583
Marsh & McLennan Cos. Inc.	27,556	1,559
* Markel Corp.	2,162	1,506
XL Group plc Class A	41,772	1,484
Digital Realty Trust Inc.	20,941	1,472
CIT Group Inc.	29,848	1,457
FNF Group	42,056	1,363
Navient Corp.	64,049	1,342
Unum Group	39,621	1,316
American Realty Capital Properties Inc.	139,302	1,309
Comerica Inc.	28,046	1,307
Huntington Bancshares Inc.	127,925	1,293
Cincinnati Financial Corp.	24,755	1,261
Everest Re Group Ltd.	7,105	1,246
American Capital Agency Corp.	53,629	1,238
UDR Inc.	38,838	1,195
* Arch Capital Group Ltd.	20,411	1,170
* Alleghany Corp.	2,494	1,139
First Republic Bank	21,024	1,083
Leucadia National Corp.	46,572	1,077
Raymond James Financial Inc.	19,061	1,073
Torchmark Corp.	19,923	1,071
New York Community Bancorp Inc.	67,082	1,066
WP Carey Inc.	15,157	1,033

Camden Property Trust	13,210	1,013
* E*TRADE Financial Corp.	43,620	995
Duke Realty Corp.	51,090	993
Aon plc	10,443	966
Alexandria Real Estate Equities Inc.	11,111	955
Voya Financial Inc.	22,013	922
PartnerRe Ltd.	7,764	905
Zions Bancorporation	31,407	881
Kilroy Realty Corp.	12,772	877
Regency Centers Corp.	14,204	873
Protective Life Corp.	12,205	851
Mid-America Apartment Communities Inc.	11,494	847
Axis Capital Holdings Ltd.	16,614	832
DDR Corp.	45,201	829
Starwood Property Trust Inc.	34,019	819
WR Berkley Corp.	15,606	815
East West Bancorp Inc.	21,893	805
Liberty Property Trust	22,706	803
HCC Insurance Holdings Inc.	15,116	802
Hudson City Bancorp Inc.	81,917	802
NASDAQ OMX Group Inc.	17,716	796
Assurant Inc.	11,177	755
* SVB Financial Group	7,092	746
National Retail Properties Inc.	19,120	737
PacWest Bancorp	15,807	735
Spirit Realty Capital Inc.	61,382	719
Hospitality Properties Trust	23,400	716
Jones Lang LaSalle Inc.	4,908	715
Senior Housing Properties Trust	31,441	708
Equifax Inc.	8,854	704
* Genworth Financial Inc. Class A	76,263	693
Weingarten Realty Investors	19,014	692
People's United Financial Inc.	46,580	688
Reinsurance Group of America Inc. Class A	7,719	662
American Campus Communities Inc.	16,402	656
Corrections Corp. of America	18,046	654
BioMed Realty Trust Inc.	30,076	645
Assured Guaranty Ltd.	25,229	645
Franklin Resources Inc.	11,291	642
Douglas Emmett Inc.	22,312	621
Cullen/Frost Bankers Inc.	8,270	617
RenaissanceRe Holdings Ltd.	6,283	615
* Realogy Holdings Corp.	13,029	600
Two Harbors Investment Corp.	56,877	598
Plum Creek Timber Co. Inc.	14,305	596
Old Republic International Corp.	39,137	592
Retail Properties of America Inc.	36,838	592
Home Properties Inc.	8,977	585
White Mountains Insurance Group Ltd.	923	585
Allied World Assurance Co. Holdings AG	15,401	581
Validus Holdings Ltd.	13,836	574
Brown & Brown Inc.	17,768	572
Commerce Bancshares Inc.	13,327	571
American Financial Group Inc.	9,443	570
City National Corp.	7,342	567
Legg Mason Inc.	9,924	563
* Forest City Enterprises Inc. Class A	25,301	546

Chimera Investment Corp.	160,165	541
Synovus Financial Corp.	20,838	538
CBL & Associates Properties Inc.	26,149	509
* Popular Inc.	15,560	508
Omega Healthcare Investors Inc.	13,268	507
MSCI Inc. Class A	10,266	496
* Equity Commonwealth	19,314	491
Post Properties Inc.	8,374	491
* Howard Hughes Corp.	3,341	488
NorthStar Asset Management Group Inc.	22,748	477
Rayonier Inc.	17,404	475
* CoreLogic Inc.	14,264	474
First Horizon National Corp.	36,632	467
NorthStar Realty Finance Corp.	25,459	465
Associated Banc-Corp	25,094	464
Hanover Insurance Group Inc.	6,502	463
MFA Financial Inc.	55,034	461
First Niagara Financial Group Inc.	56,109	458
Federal Realty Investment Trust	3,451	458
BankUnited Inc.	15,054	455
Aspen Insurance Holdings Ltd.	10,107	447
Dun & Bradstreet Corp.	3,510	446
Piedmont Office Realty Trust Inc. Class A	23,639	444
StanCorp Financial Group Inc.	6,566	434
SLM Corp.	44,083	427
ProAssurance Corp.	9,356	422
Brandywine Realty Trust	26,758	414
Bank of Hawaii Corp.	7,058	407
Washington Prime Group Inc.	22,960	396
Columbia Property Trust Inc.	15,643	394
Healthcare Trust of America Inc. Class A	30,767	393
TCF Financial Corp.	25,219	391
Corporate Office Properties Trust	13,887	390
Endurance Specialty Holdings Ltd.	6,597	389
American Homes 4 Rent Class A	22,319	384
Apartment Investment & Management Co. Class A	9,755	363
Fulton Financial Corp.	30,108	360
Gaming and Leisure Properties Inc.	10,261	327
Public Storage	1,673	314
BOK Financial Corp.	3,949	255
Interactive Brokers Group Inc.	8,689	237
Mercury General Corp.	4,206	232
Santander Consumer USA Holdings Inc.	12,056	224
* MBIA Inc.	21,112	218
* FNFV Group	13,653	195
TFS Financial Corp.	12,513	190
Tanger Factory Outlet Centers Inc.	5,021	184
Total System Services Inc.	5,430	179
Brixmor Property Group Inc.	7,121	172
TD Ameritrade Holding Corp.	4,888	169
Equity LifeStyle Properties Inc.	3,403	169
* Synchrony Financial	5,313	154
CNA Financial Corp.	3,935	152
American National Insurance Co.	1,176	135
Federated Investors Inc. Class B	4,263	134
* Ally Financial Inc.	4,186	100
Arthur J Gallagher & Co.	1,274	61

* Signature Bank	461	56
Taubman Centers Inc.	550	44
SEI Investments Co.	938	37
* Nationstar Mortgage Holdings Inc.	238	7
		470,754
Health Care (13.8%)
Johnson & Johnson	364,881	39,498
Pfizer Inc.	975,989	30,402
Merck & Co. Inc.	384,397	23,218
UnitedHealth Group Inc.	149,836	14,778
Medtronic Inc.	152,867	11,292
Eli Lilly & Co.	150,530	10,254
Abbott Laboratories	229,754	10,226
Bristol-Myers Squibb Co.	163,122	9,632
Covidien plc	68,834	6,952
WellPoint Inc.	42,678	5,459
Thermo Fisher Scientific Inc.	36,447	4,712
Cardinal Health Inc.	47,850	3,933
Cigna Corp.	37,766	3,886
Aetna Inc.	38,350	3,346
Humana Inc.	23,653	3,264
* HCA Holdings Inc.	45,287	3,156
Zimmer Holdings Inc.	23,742	2,666
Perrigo Co. plc	15,852	2,539
* Boston Scientific Corp.	183,572	2,363
Stryker Corp.	20,763	1,929
* CareFusion Corp.	31,723	1,877
Agilent Technologies Inc.	43,757	1,870
* Hospira Inc.	25,844	1,541
Quest Diagnostics Inc.	22,323	1,458
* DaVita HealthCare Partners Inc.	17,787	1,361
* Express Scripts Holding Co.	15,879	1,320
Universal Health Services Inc. Class B	10,423	1,091
Omnicare Inc.	15,025	1,057
St. Jude Medical Inc.	15,395	1,046
Amgen Inc.	6,093	1,007
* QIAGEN NV	36,016	862
* Community Health Systems Inc.	17,615	829
DENTSPLY International Inc.	15,062	828
* Laboratory Corp. of America Holdings	7,847	821
Teleflex Inc.	6,249	745
* Hologic Inc.	25,150	674
* VCA Inc.	13,616	645
PerkinElmer Inc.	13,780	627
* Health Net Inc.	12,072	620
Patterson Cos. Inc.	12,344	595
* Alere Inc.	12,431	496
* LifePoint Hospitals Inc.	6,765	468
* Mallinckrodt plc	4,934	455
Hill-Rom Holdings Inc.	8,486	388
* Bio-Rad Laboratories Inc. Class A	3,167	376
* MEDNAX Inc.	5,030	329
Cooper Cos. Inc.	1,861	314
* Sirona Dental Systems Inc.	3,262	282
Bio-Techne Corp.	2,903	266
* Quintiles Transnational Holdings Inc.	4,446	257
* Charles River Laboratories International Inc.	3,647	236

* Intuitive Surgical Inc.	416	216
* Allscripts Healthcare Solutions Inc.	16,489	198
* Alkermes plc	3,063	169
* Alnylam Pharmaceuticals Inc.	1,483	149
* Covance Inc.	798	82
* Halyard Health Inc.	1,231	48
* Myriad Genetics Inc.	1,356	46
* Cubist Pharmaceuticals Inc.	579	44
		219,198
Materials & Processing (3.4%)
Dow Chemical Co.	154,969	7,542
Air Products & Chemicals Inc.	32,544	4,681
Freeport-McMoRan Inc.	158,445	4,254
Alcoa Inc.	178,753	3,091
International Paper Co.	55,845	3,006
Nucor Corp.	48,882	2,621
Ingersoll-Rand plc	38,033	2,398
Mosaic Co.	51,515	2,358
CF Industries Holdings Inc.	7,908	2,120
Newmont Mining Corp.	75,847	1,396
Ashland Inc.	11,991	1,368
Sigma-Aldrich Corp.	9,782	1,336
Vulcan Materials Co.	20,077	1,327
Celanese Corp. Class A	22,086	1,327
Rock-Tenn Co. Class A	21,887	1,243
MeadWestvaco Corp.	25,978	1,164
Steel Dynamics Inc.	37,318	841
Rockwood Holdings Inc.	10,500	818
Reliance Steel & Aluminum Co.	11,777	753
United States Steel Corp.	22,308	744
Sonoco Products Co.	15,645	657
Royal Gold Inc.	10,126	645
Bemis Co. Inc.	15,673	626
Owens Corning	17,846	622
EI du Pont de Nemours & Co.	8,077	577
Allegheny Technologies Inc.	17,025	574
Valmont Industries Inc.	4,000	541
Timken Co.	12,005	514
AptarGroup Inc.	7,534	492
Cytec Industries Inc.	9,988	480
Albemarle Corp.	7,508	443
Cabot Corp.	9,440	407
Domtar Corp.	9,774	398
Carpenter Technology Corp.	7,496	378
* Owens-Illinois Inc.	9,721	249
Huntsman Corp.	8,844	226
Cliffs Natural Resources Inc.	22,827	208
Greif Inc. Class A	4,739	208
TimkenSteel Corp.	5,602	199
* WR Grace & Co.	1,743	167
* MRC Global Inc.	8,264	167
Eastman Chemical Co.	1,991	165
* Tahoe Resources Inc.	10,151	162
Rayonier Advanced Materials Inc.	5,464	135
Westlake Chemical Corp.	1,099	70
RPM International Inc.	1,152	55

* Veritiv Corp.	1,041	52
		53,805
Producer Durables (10.1%)
General Electric Co.	1,534,088	40,638
United Technologies Corp.	124,444	13,699
Caterpillar Inc.	75,337	7,579
General Dynamics Corp.	46,948	6,824
Danaher Corp.	70,960	5,929
Delta Air Lines Inc.	122,605	5,722
CSX Corp.	154,072	5,622
Raytheon Co.	47,717	5,091
Eaton Corp. plc	72,713	4,932
FedEx Corp.	25,712	4,581
Northrop Grumman Corp.	30,801	4,341
Norfolk Southern Corp.	37,268	4,161
Deere & Co.	43,481	3,766
Waste Management Inc.	63,641	3,101
Xerox Corp.	179,098	2,500
Stanley Black & Decker Inc.	21,198	2,002
Textron Inc.	43,094	1,867
Pentair plc	27,513	1,780
Emerson Electric Co.	27,099	1,728
L-3 Communications Holdings Inc.	13,089	1,631
Republic Services Inc. Class A	40,693	1,612
Parker-Hannifin Corp.	10,779	1,391
Roper Industries Inc.	8,437	1,332
Towers Watson & Co. Class A	10,088	1,140
Snap-on Inc.	7,573	1,025
* Jacobs Engineering Group Inc.	20,502	952
ADT Corp.	26,458	924
Carlisle Cos. Inc.	9,638	862
Hubbell Inc. Class B	7,643	816
Manpowergroup Inc.	12,065	807
* Keysight Technologies Inc.	21,878	770
Ryder System Inc.	8,011	765
* Quanta Services Inc.	24,297	741
Joy Global Inc.	15,099	740
* AECOM Technology Corp.	22,616	724
SPX Corp.	6,916	620
AGCO Corp.	14,433	609
Oshkosh Corp.	13,228	601
Lincoln Electric Holdings Inc.	8,300	598
Fluor Corp.	9,577	594
Air Lease Corp. Class A	14,993	570
Alliant Techsystems Inc.	4,985	567
* WESCO International Inc.	6,615	545
Exelis Inc.	29,684	533
Dover Corp.	6,845	527
Babcock & Wilcox Co.	17,284	512
Southwest Airlines Co.	11,963	500
Terex Corp.	17,161	493
Regal-Beloit Corp.	6,719	486
Avery Dennison Corp.	9,763	483
RR Donnelley & Sons Co.	28,304	477
Kansas City Southern	4,002	476
ITT Corp.	11,161	462
GATX Corp.	7,086	439

Kennametal Inc.	11,712	431
Pitney Bowes Inc.	17,458	430
Lexmark International Inc. Class A	9,841	422
Con-way Inc.	8,428	418
Triumph Group Inc.	6,078	414
* Genesee & Wyoming Inc. Class A	4,140	408
* Genpact Ltd.	20,960	378
KBR Inc.	22,342	376
AO Smith Corp.	6,600	356
Waste Connections Inc.	7,190	339
* Tyco International plc	7,337	315
PACCAR Inc.	4,372	293
Xylem Inc.	7,418	284
Crane Co.	4,604	272
* Navistar International Corp.	7,110	255
Paychex Inc.	5,233	248
Tidewater Inc.	7,620	236
Covanta Holding Corp.	9,344	234
Cintas Corp.	2,946	215
FLIR Systems Inc.	6,598	209
Rockwell Collins Inc.	2,402	205
Teekay Corp.	3,724	185
Trinity Industries Inc.	5,268	169
Iron Mountain Inc.	3,335	127
Alaska Air Group Inc.	2,093	124
Huntington Ingalls Industries Inc.	1,118	122
Copa Holdings SA Class A	1,055	118
* Clean Harbors Inc.	2,362	110
Donaldson Co. Inc.	2,188	85
IDEX Corp.	813	62
* Spirit AeroSystems Holdings Inc. Class A	1,129	49
* Vectrus Inc.	1,549	44
Booz Allen Hamilton Holding Corp.	1,377	37
		160,157
Technology (9.2%)
Intel Corp.	696,375	25,940
Cisco Systems Inc.	783,749	21,663
Microsoft Corp.	446,157	21,331
Hewlett-Packard Co.	289,865	11,322
EMC Corp.	282,357	8,570
* Yahoo! Inc.	154,195	7,978
Broadcom Corp. Class A	81,554	3,517
Western Digital Corp.	33,980	3,509
Corning Inc.	153,242	3,221
Symantec Corp.	105,967	2,765
SanDisk Corp.	18,124	1,875
Motorola Solutions Inc.	26,627	1,750
CA Inc.	49,213	1,533
NVIDIA Corp.	71,765	1,505
Lam Research Corp.	18,165	1,501
Applied Materials Inc.	61,632	1,482
Analog Devices Inc.	26,398	1,442
NetApp Inc.	32,767	1,394
Computer Sciences Corp.	20,956	1,328
Juniper Networks Inc.	57,406	1,272
Amdocs Ltd.	24,680	1,203
Altera Corp.	29,698	1,117

* Synopsys Inc.	23,423	1,016
Harris Corp.	12,764	915
* ANSYS Inc.	10,891	910
* Arrow Electronics Inc.	15,270	892
Marvell Technology Group Ltd.	62,043	888
Brocade Communications Systems Inc.	67,662	765
Avnet Inc.	17,111	749
* Micron Technology Inc.	20,215	727
* NCR Corp.	23,448	695
Jabil Circuit Inc.	31,112	646
* Ingram Micro Inc.	23,315	640
* SunEdison Inc.	28,414	615
* Nuance Communications Inc.	39,512	598
* AOL Inc.	12,228	564
Activision Blizzard Inc.	25,841	560
Teradyne Inc.	27,255	541
* Electronic Arts Inc.	11,309	497
* JDS Uniphase Corp.	36,500	487
* Autodesk Inc.	7,332	455
IAC/InterActiveCorp	6,943	453
Leidos Holdings Inc.	9,879	399
* Tech Data Corp.	6,088	380
* Stratasys Ltd.	3,147	321
Dolby Laboratories Inc. Class A	7,124	316
* Rovi Corp.	14,032	313
* Cree Inc.	8,111	295
* ON Semiconductor Corp.	31,707	286
* Zynga Inc. Class A	106,407	277
Vishay Intertechnology Inc.	19,629	272
* Knowles Corp.	12,610	263
* EchoStar Corp. Class A	4,709	254
* Teradata Corp.	4,903	221
* Citrix Systems Inc.	2,294	152
KLA-Tencor Corp.	2,056	143
Maxim Integrated Products Inc.	3,410	101
AVX Corp.	6,238	89
DST Systems Inc.	874	87
* FireEye Inc.	2,454	74
* Informatica Corp.	1,620	59
* Freescale Semiconductor Ltd.	1,497	33
* Arista Networks Inc.	213	16
		145,182
Utilities (8.5%)
AT&T Inc.	794,290	28,102
Duke Energy Corp.	108,278	8,760
NextEra Energy Inc.	66,578	6,950
Southern Co.	136,647	6,481
Dominion Resources Inc.	83,319	6,045
Exelon Corp.	131,017	4,739
American Electric Power Co. Inc.	74,542	4,290
Sempra Energy	37,470	4,186
PPL Corp.	101,314	3,600
PG&E Corp.	70,882	3,580
CenturyLink Inc.	82,077	3,346
Public Service Enterprise Group Inc.	77,223	3,226
Edison International	49,686	3,158
Consolidated Edison Inc.	44,728	2,825

Xcel Energy Inc.			76,671	2,602
Northeast Utilities			48,417	2,452
FirstEnergy Corp.			63,931	2,358
Entergy Corp.			27,266	2,288
DTE Energy Co.			27,223	2,218
NiSource Inc.			48,053	2,011
Wisconsin Energy Corp.			34,607	1,710
NRG Energy Inc.			51,687	1,616
Ameren Corp.			37,120	1,600
CenterPoint Energy Inc.			65,217	1,561
AES Corp.			111,065	1,540
American Water Works Co. Inc.			27,585	1,463
CMS Energy Corp.			41,560	1,376
* Calpine Corp.			54,914	1,261
SCANA Corp.			21,461	1,224
* T-Mobile US Inc.			41,107	1,200
OGE Energy Corp.			30,858	1,101
Alliant Energy Corp.			17,069	1,073
Frontier Communications Corp.			151,267	1,066
Pinnacle West Capital Corp.			16,815	1,063
Pepco Holdings Inc.			38,038	1,046
UGI Corp.			26,592	1,003
AGL Resources Inc.			18,055	944
Integrys Energy Group Inc.			12,423	905
National Fuel Gas Co.			12,901	894
Atmos Energy Corp.			15,154	814
Westar Energy Inc. Class A			19,547	764
Aqua America Inc.			27,341	727
MDU Resources Group Inc.			29,599	726
TECO Energy Inc.			34,847	691
Energen Corp.			11,314	676
Questar Corp.			27,102	650
Great Plains Energy Inc.			23,824	623
* Sprint Corp.			108,825	557
Vectren Corp.			12,430	549
Hawaiian Electric Industries Inc.			15,312	432
Telephone & Data Systems Inc.			13,634	348
Windstream Holdings Inc.			6,978	71
* United States Cellular Corp.			1,720	66
ITC Holdings Corp.			1,303	49
				134,606
Total Common Stocks (Cost $1,278,376)				1,578,054
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.116%		3,113,000	3,113

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	200	200
[4,5] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
				300
Total Temporary Cash Investments (Cost $3,413)				3,413

Total Investments (99.9%) (Cost $1,281,789)	1,581,467
Other Assets and Liabilities-Net (0.1%)[3]	1,197
Net Assets (100%)	1,582,664
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,926,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,112,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,578,054	—	—
Temporary Cash Investments	3,113	300	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,581,158	300	—
1 Represents variation margin on the last day of the reporting period.

Russell 1000 Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	31	3,203	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $1,281,879,000. Net unrealized appreciation of investment securities for tax purposes was $299,588,000, consisting of unrealized gains of $319,272,000 on securities that had risen in value since their purchase and $19,684,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (20.2%)
Home Depot Inc.	226,628	22,527
Comcast Corp. Class A	392,684	22,399
Walt Disney Co.	240,426	22,242
* Amazon.com Inc.	62,234	21,075
McDonald's Corp.	163,528	15,831
* eBay Inc.	209,706	11,509
NIKE Inc. Class B	115,668	11,485
Lowe's Cos. Inc.	168,682	10,767
Starbucks Corp.	124,660	10,124
* Priceline Group Inc.	8,541	9,909
Costco Wholesale Corp.	68,755	9,771
Twenty-First Century Fox Inc. Class A	232,665	8,562
TJX Cos. Inc.	116,177	7,686
Time Warner Cable Inc.	46,229	6,901
* DIRECTV	77,453	6,793
Yum! Brands Inc.	73,231	5,657
Viacom Inc. Class B	71,453	5,404
CBS Corp. Class B	78,267	4,295
VF Corp.	57,045	4,288
Las Vegas Sands Corp.	62,091	3,955
* Tesla Motors Inc.	15,687	3,836
* Netflix Inc.	9,897	3,430
* Chipotle Mexican Grill Inc. Class A	5,149	3,417
Omnicom Group Inc.	42,892	3,314
Ross Stores Inc.	35,256	3,225
* O'Reilly Automotive Inc.	17,594	3,215
* AutoZone Inc.	5,406	3,123
Macy's Inc.	46,398	3,012
Estee Lauder Cos. Inc. Class A	38,087	2,824
* Dollar General Corp.	39,144	2,612
* Michael Kors Holdings Ltd.	33,950	2,604
Marriott International Inc. Class A	32,214	2,538
Harley-Davidson Inc.	36,336	2,532
Genuine Parts Co.	23,769	2,443
Wynn Resorts Ltd.	13,379	2,390
Wal-Mart Stores Inc.	27,088	2,371
* Dollar Tree Inc.	34,394	2,351
* Charter Communications Inc. Class A	13,239	2,247
BorgWarner Inc.	38,033	2,151
* Under Armour Inc. Class A	28,894	2,095
* DISH Network Corp. Class A	26,002	2,065
Tiffany & Co.	18,574	2,004
Hanesbrands Inc.	16,615	1,923
Advance Auto Parts Inc.	12,232	1,799
* Hertz Global Holdings Inc.	74,629	1,772
Tractor Supply Co.	22,755	1,751
Gap Inc.	44,151	1,748
Wyndham Worldwide Corp.	20,922	1,744
Nordstrom Inc.	22,805	1,741

Polaris Industries Inc.	10,870	1,703
Coach Inc.	45,815	1,701
* Sirius XM Holdings Inc.	430,500	1,563
H&R Block Inc.	45,811	1,541
PVH Corp.	11,898	1,513
Johnson Controls Inc.	29,420	1,471
Expedia Inc.	16,746	1,459
* LKQ Corp.	49,977	1,452
Nielsen NV	34,589	1,445
* CarMax Inc.	25,197	1,436
Interpublic Group of Cos. Inc.	70,170	1,424
Ralph Lauren Corp. Class A	7,394	1,367
* Ulta Salon Cosmetics & Fragrance Inc.	10,803	1,366
Scripps Networks Interactive Inc. Class A	17,420	1,362
* TripAdvisor Inc.	18,448	1,359
* Discovery Communications Inc. Class A	37,859	1,321
* Discovery Communications Inc.	37,859	1,288
PetSmart Inc.	16,250	1,280
Goodyear Tire & Rubber Co.	45,166	1,238
Harman International Industries Inc.	11,397	1,237
Signet Jewelers Ltd.	9,287	1,216
* Liberty Interactive Corp. Class A	41,138	1,199
Family Dollar Stores Inc.	15,124	1,196
Williams-Sonoma Inc.	15,846	1,181
L Brands Inc.	14,368	1,162
Starwood Hotels & Resorts Worldwide Inc.	14,136	1,117
* Avis Budget Group Inc.	17,638	1,061
Lear Corp.	10,786	1,034
Newell Rubbermaid Inc.	26,870	976
* WABCO Holdings Inc.	9,485	973
* Bed Bath & Beyond Inc.	12,840	942
Hasbro Inc.	15,910	942
* NVR Inc.	696	876
* Liberty Ventures Class A	23,527	862
* Fossil Group Inc.	7,640	854
Domino's Pizza Inc.	9,055	850
Dunkin' Brands Group Inc.	17,424	842
Target Corp.	10,528	779
Carter's Inc.	8,692	723
* Lamar Advertising Co. Class A	13,362	712
* AutoNation Inc.	11,853	705
Cinemark Holdings Inc.	19,121	694
* Kate Spade & Co.	21,402	685
* Pandora Media Inc.	34,086	670
* Panera Bread Co. Class A	3,961	663
Cablevision Systems Corp. Class A	32,540	661
Mattel Inc.	20,576	649
^ Burger King Worldwide Inc.	17,828	648
* AMC Networks Inc. Class A	9,884	641
Service Corp. International	27,667	625
* Sally Beauty Holdings Inc.	19,603	620
* Norwegian Cruise Line Holdings Ltd.	13,879	609
Brinker International Inc.	10,627	599
* Hilton Worldwide Holdings Inc.	22,171	581
Tupperware Brands Corp.	8,369	563
Best Buy Co. Inc.	14,258	562
* Tempur Sealy International Inc.	9,849	562

*	Deckers Outdoor Corp.	5,769	558
	Gentex Corp.	14,538	517
	Fortune Brands Home & Security Inc.	11,390	512
	Six Flags Entertainment Corp.	12,224	497
	Leggett & Platt Inc.	11,450	482
	CST Brands Inc.	10,836	473
	Thor Industries Inc.	7,735	455
*	HomeAway Inc.	14,326	449
*	Starz	13,614	449
	Lions Gate Entertainment Corp.	13,237	449
*	Jarden Corp.	9,979	441
*	Urban Outfitters Inc.	12,737	412
	Nu Skin Enterprises Inc. Class A	9,562	400
	KAR Auction Services Inc.	9,808	340
*	Live Nation Entertainment Inc.	12,608	338
	Dillard's Inc. Class A	2,821	333
*	Liberty TripAdvisor Holdings Inc. Class A	11,663	306
	Avon Products Inc.	29,416	288
	Whirlpool Corp.	1,160	216
*	Murphy USA Inc.	3,350	213
	Aramark	6,594	200
	AMERCO	706	196
	Foot Locker Inc.	3,341	191
	SeaWorld Entertainment Inc.	10,512	175
	Coty Inc. Class A	8,566	173
*,^ GoPro Inc. Class A		2,183	170
	Chico's FAS Inc.	10,293	163
	Big Lots Inc.	2,756	140
	DR Horton Inc.	5,451	139
	Penske Automotive Group Inc.	2,912	138
	Dick's Sporting Goods Inc.	2,504	127
*	ServiceMaster Global Holdings Inc.	4,532	119
*	Sears Holdings Corp.	3,197	115
*	MGM Resorts International	4,878	111
	Kohl's Corp.	1,772	106
	Regal Entertainment Group Class A	3,859	89
	Lennar Corp. Class A	1,674	79
*	Michaels Cos. Inc.	2,907	70
*	zulily Inc. Class A	2,114	61
	Abercrombie & Fitch Co.	1,789	52
*	Cabela's Inc.	855	46
	Aaron's Inc.	1,494	42
*	Outfront Media Inc.	1,329	36
	GameStop Corp. Class A	915	35
*	Hyatt Hotels Corp. Class A	353	21
	Clear Channel Outdoor Holdings Inc. Class A	1,632	13
	Choice Hotels International Inc.	215	12
			363,164
Consumer Staples (9.7%)
	Coca-Cola Co.	657,587	29,480
	PepsiCo Inc.	251,209	25,146
	Altria Group Inc.	311,548	15,658
	Philip Morris International Inc.	152,728	13,277
	Colgate-Palmolive Co.	135,650	9,440
	Walgreen Co.	119,028	8,166
	Kimberly-Clark Corp.	51,794	6,039
	Kraft Foods Group Inc.	98,742	5,941

General Mills Inc.	101,871	5,374
Kroger Co.	84,657	5,066
Lorillard Inc.	59,902	3,782
Mead Johnson Nutrition Co.	33,539	3,483
Keurig Green Mountain Inc.	23,412	3,328
* Monster Beverage Corp.	23,823	2,672
Kellogg Co.	38,910	2,578
Reynolds American Inc.	38,719	2,552
CVS Health Corp.	27,688	2,530
Hershey Co.	24,658	2,473
Brown-Forman Corp. Class B	25,314	2,457
* Constellation Brands Inc. Class A	24,931	2,403
Dr Pepper Snapple Group Inc.	32,338	2,393
Procter & Gamble Co.	25,365	2,294
Coca-Cola Enterprises Inc.	41,508	1,824
Clorox Co.	17,551	1,783
Church & Dwight Co. Inc.	22,345	1,714
McCormick & Co. Inc.	21,488	1,597
Sysco Corp.	36,291	1,461
Whole Foods Market Inc.	26,265	1,288
Hormel Foods Corp.	21,918	1,163
* WhiteWave Foods Co. Class A	28,741	1,053
Campbell Soup Co.	19,207	870
* Hain Celestial Group Inc.	7,475	846
GNC Holdings Inc. Class A	15,220	673
* Rite Aid Corp.	110,134	603
Flowers Foods Inc.	28,574	557
Archer-Daniels-Midland Co.	10,569	557
^ Herbalife Ltd.	12,826	555
* Sprouts Farmers Market Inc.	16,135	513
Spectrum Brands Holdings Inc.	3,669	337
Ingredion Inc.	1,782	148
Tyson Foods Inc. Class A	3,316	140
* Pilgrim's Pride Corp.	1,286	41
		174,255
Energy (4.5%)
Schlumberger Ltd.	215,560	18,527
EOG Resources Inc.	90,342	7,834
Williams Cos. Inc.	123,514	6,392
Halliburton Co.	139,525	5,888
Pioneer Natural Resources Co.	23,673	3,391
Phillips 66	38,542	2,814
Marathon Petroleum Corp.	31,166	2,808
* Cheniere Energy Inc.	39,493	2,606
Cabot Oil & Gas Corp.	69,329	2,291
Noble Energy Inc.	42,804	2,105
EQT Corp.	22,665	2,062
* Southwestern Energy Co.	58,716	1,890
* FMC Technologies Inc.	39,118	1,869
* Concho Resources Inc.	18,564	1,768
Range Resources Corp.	26,904	1,766
^ Kinder Morgan Inc.	29,875	1,235
Oceaneering International Inc.	18,091	1,135
* Cameron International Corp.	21,793	1,118
Valero Energy Corp.	20,947	1,018
* Dresser-Rand Group Inc.	12,506	1,014
ONEOK Inc.	18,472	1,000

Helmerich & Payne Inc.	10,680	743
Targa Resources Corp.	6,122	699
Tesoro Corp.	9,063	694
* Continental Resources Inc.	13,994	573
* Gulfport Energy Corp.	11,390	544
* Dril-Quip Inc.	6,630	529
SM Energy Co.	11,068	481
* Cobalt International Energy Inc.	53,090	478
Anadarko Petroleum Corp.	6,014	476
* Antero Resources Corp.	8,846	415
National Oilwell Varco Inc.	6,017	403
Chesapeake Energy Corp.	19,862	402
* SolarCity Corp.	7,086	390
Baker Hughes Inc.	6,153	351
* Oasis Petroleum Inc.	16,274	299
HollyFrontier Corp.	6,298	257
Seadrill Ltd.	16,888	248
Patterson-UTI Energy Inc.	12,276	217
* Rice Energy Inc.	8,346	208
Cimarex Energy Co.	1,821	191
* Ultra Petroleum Corp.	7,057	140
* Kosmos Energy Ltd.	15,961	133
RPC Inc.	9,477	126
World Fuel Services Corp.	2,543	115
* Laredo Petroleum Inc.	10,606	111
* Memorial Resource Development Corp.	4,481	97
PBF Energy Inc. Class A	3,344	95
* Whiting Petroleum Corp.	1,886	79
* Atwood Oceanics Inc.	2,250	72
QEP Resources Inc.	3,518	72
Nabors Industries Ltd.	4,530	59
CVR Energy Inc.	948	44
* NOW Inc.	1,407	38
Superior Energy Services Inc.	1,640	32
* Unit Corp.	496	19
* SunPower Corp. Class A	640	18
Frank's International NV	581	10
* Seventy Seven Energy Inc.	1,333	10
		80,399
Financial Services (8.1%)
Visa Inc. Class A	83,060	21,445
MasterCard Inc. Class A	166,365	14,522
American Express Co.	150,053	13,868
Simon Property Group Inc.	38,389	6,941
American Tower Corporation	65,511	6,879
Crown Castle International Corp.	55,100	4,578
McGraw Hill Financial Inc.	45,033	4,209
Public Storage	21,944	4,117
T. Rowe Price Group Inc.	43,470	3,628
Aon plc	37,784	3,495
Marsh & McLennan Cos. Inc.	61,256	3,466
Moody's Corp.	31,412	3,173
Franklin Resources Inc.	53,744	3,056
* Fiserv Inc.	41,349	2,956
BlackRock Inc.	8,074	2,899
* Alliance Data Systems Corp.	8,985	2,569
Health Care REIT Inc.	28,889	2,128

* FleetCor Technologies Inc.	13,789	2,094
* Affiliated Managers Group Inc.	9,130	1,859
Intercontinental Exchange Inc.	8,120	1,835
Ventas Inc.	22,974	1,644
Western Union Co.	88,357	1,642
* CBRE Group Inc. Class A	46,799	1,579
Ameriprise Financial Inc.	11,174	1,472
TD Ameritrade Holding Corp.	39,245	1,358
Arthur J Gallagher & Co.	24,337	1,167
Extra Space Storage Inc.	19,111	1,133
Lazard Ltd. Class A	20,323	1,047
Federal Realty Investment Trust	7,567	1,004
FactSet Research Systems Inc.	7,176	984
Global Payments Inc.	11,310	977
* Ally Financial Inc.	39,885	948
* Signature Bank	7,749	940
Broadridge Financial Solutions Inc.	20,235	916
Charles Schwab Corp.	30,896	875
Equifax Inc.	10,893	867
CBOE Holdings Inc.	14,448	866
Jack Henry & Associates Inc.	13,982	859
SEI Investments Co.	20,961	831
Eaton Vance Corp.	19,622	820
Vornado Realty Trust	7,131	796
Taubman Centers Inc.	9,578	761
Total System Services Inc.	21,772	718
* Vantiv Inc. Class A	21,100	712
Waddell & Reed Financial Inc. Class A	13,854	666
* Zillow Inc. Class A	5,193	615
LPL Financial Holdings Inc.	14,263	609
Plum Creek Timber Co. Inc.	13,793	575
Apartment Investment & Management Co. Class A	13,500	503
Equity LifeStyle Properties Inc.	10,135	503
* Realogy Holdings Corp.	10,494	483
* Howard Hughes Corp.	3,103	453
* Synchrony Financial	15,312	444
Invesco Ltd.	11,005	444
MSCI Inc. Class A	8,377	405
* Ocwen Financial Corp.	17,563	403
Legg Mason Inc.	6,967	395
Boston Properties Inc.	2,918	378
Fidelity National Information Services Inc.	6,128	375
Erie Indemnity Co. Class A	4,217	368
Tanger Factory Outlet Centers Inc.	9,607	351
Federated Investors Inc. Class B	11,086	349
Weyerhaeuser Co.	9,607	339
Jones Lang LaSalle Inc.	2,041	297
Omega Healthcare Investors Inc.	7,148	273
Dun & Bradstreet Corp.	2,114	268
Reinsurance Group of America Inc. Class A	3,057	262
Artisan Partners Asset Management Inc. Class A	4,286	222
Leucadia National Corp.	9,355	216
SLM Corp.	22,145	214
Morningstar Inc.	3,096	207
NorthStar Realty Finance Corp.	7,815	143
NorthStar Asset Management Group Inc.	6,054	127
American Financial Group Inc.	1,963	119

* Nationstar Mortgage Holdings Inc.	2,840	85
Columbia Property Trust Inc.	2,884	73
* SVB Financial Group	677	71
Gaming and Leisure Properties Inc.	2,178	70
Rayonier Inc.	2,278	62
Healthcare Trust of America Inc. Class A	4,388	56
Brown & Brown Inc.	1,022	33
Santander Consumer USA Holdings Inc.	865	16
		146,105
Health Care (14.0%)
* Gilead Sciences Inc.	254,360	25,517
Amgen Inc.	118,925	19,660
AbbVie Inc.	263,539	18,237
* Celgene Corp.	132,546	15,069
* Biogen Idec Inc.	39,237	12,073
* Actavis plc	42,006	11,367
Allergan Inc.	49,298	10,544
* Express Scripts Holding Co.	111,024	9,232
McKesson Corp.	38,144	8,039
Johnson & Johnson	73,675	7,975
Baxter International Inc.	89,899	6,563
* Alexion Pharmaceuticals Inc.	32,808	6,394
Bristol-Myers Squibb Co.	98,119	5,794
* Regeneron Pharmaceuticals Inc.	13,079	5,442
* Vertex Pharmaceuticals Inc.	39,060	4,604
Becton Dickinson and Co.	31,948	4,483
* Illumina Inc.	23,073	4,404
Merck & Co. Inc.	67,641	4,086
Zoetis Inc.	82,998	3,729
* Mylan Inc.	61,863	3,626
Thermo Fisher Scientific Inc.	26,671	3,448
AmerisourceBergen Corp. Class A	37,442	3,409
* Cerner Corp.	49,346	3,178
Stryker Corp.	33,214	3,086
* Intuitive Surgical Inc.	5,516	2,856
* Edwards Lifesciences Corp.	17,369	2,252
* BioMarin Pharmaceutical Inc.	23,994	2,153
CR Bard Inc.	12,661	2,119
St. Jude Medical Inc.	30,505	2,073
* Henry Schein Inc.	14,230	1,952
* Endo International plc	25,141	1,840
* Incyte Corp.	24,090	1,820
* Catamaran Corp.	34,620	1,764
* Jazz Pharmaceuticals plc	9,800	1,736
Aetna Inc.	17,639	1,539
* Varian Medical Systems Inc.	17,205	1,523
* Medivation Inc.	12,780	1,481
* Pharmacyclics Inc.	10,180	1,419
* Mallinckrodt plc	13,765	1,269
ResMed Inc.	23,173	1,233
* IDEXX Laboratories Inc.	7,807	1,166
* Alkermes plc	20,543	1,130
* Salix Pharmaceuticals Ltd.	10,461	1,074
* United Therapeutics Corp.	7,828	1,038
Cooper Cos. Inc.	5,961	1,007
* Brookdale Senior Living Inc.	28,200	999
* Centene Corp.	9,677	956

* Alnylam Pharmaceuticals Inc.	9,180	923
* Cubist Pharmaceuticals Inc.	12,038	913
* Covance Inc.	8,470	869
Perrigo Co. plc	4,913	787
* Align Technology Inc.	13,772	784
* Tenet Healthcare Corp.	16,156	776
* DaVita HealthCare Partners Inc.	9,999	765
* athenahealth Inc.	6,136	720
* MEDNAX Inc.	10,720	702
* Seattle Genetics Inc.	16,406	598
* Laboratory Corp. of America Holdings	5,589	585
* Sirona Dental Systems Inc.	5,852	506
* Envision Healthcare Holdings Inc.	13,469	476
DENTSPLY International Inc.	7,574	417
Cardinal Health Inc.	4,642	382
Cigna Corp.	3,624	373
* Myriad Genetics Inc.	10,984	368
* Bruker Corp.	18,695	359
* HCA Holdings Inc.	5,022	350
* Hologic Inc.	12,917	346
Agilent Technologies Inc.	8,081	345
Universal Health Services Inc. Class B	3,271	342
* Intercept Pharmaceuticals Inc.	2,027	291
* Boston Scientific Corp.	21,860	281
Bio-Techne Corp.	2,882	264
* Charles River Laboratories International Inc.	4,021	260
* Halyard Health Inc.	6,436	252
* Quintiles Transnational Holdings Inc.	4,180	242
Zimmer Holdings Inc.	2,145	241
* Veeva Systems Inc. Class A	5,917	194
* Premier Inc. Class A	5,066	172
PerkinElmer Inc.	3,296	150
* Allscripts Healthcare Solutions Inc.	10,316	124
Patterson Cos. Inc.	1,139	55
Hill-Rom Holdings Inc.	588	27
		251,597
Materials & Processing (4.7%)
Monsanto Co.	86,886	10,418
EI du Pont de Nemours & Co.	143,599	10,253
Praxair Inc.	48,608	6,240
Precision Castparts Corp.	23,966	5,701
LyondellBasell Industries NV Class A	69,286	5,464
PPG Industries Inc.	22,835	4,997
Ecolab Inc.	44,015	4,795
Sherwin-Williams Co.	14,238	3,486
Fastenal Co.	49,330	2,230
Eastman Chemical Co.	22,580	1,872
Dow Chemical Co.	31,624	1,539
Ball Corp.	22,911	1,537
Sealed Air Corp.	36,002	1,423
Airgas Inc.	12,235	1,415
Masco Corp.	58,456	1,415
International Flavors & Fragrances Inc.	13,474	1,363
Sigma-Aldrich Corp.	8,966	1,225
Martin Marietta Materials Inc.	10,182	1,222
Packaging Corp. of America	16,380	1,217
FMC Corp.	21,999	1,197

Valspar Corp.	13,853	1,162
* Crown Holdings Inc.	22,731	1,125
* WR Grace & Co.	10,960	1,053
Acuity Brands Inc.	7,157	989
RPM International Inc.	20,400	973
Lennox International Inc.	8,141	763
Southern Copper Corp.	24,384	730
* Hexcel Corp.	16,446	712
Eagle Materials Inc.	8,122	669
NewMarket Corp.	1,509	594
International Paper Co.	10,995	592
Huntsman Corp.	23,017	587
Compass Minerals International Inc.	5,582	486
Scotts Miracle-Gro Co. Class A	7,352	449
* USG Corp.	15,447	445
* Owens-Illinois Inc.	16,524	424
* Armstrong World Industries Inc.	7,663	384
* Platform Specialty Products Corp.	14,307	358
Silgan Holdings Inc.	7,079	357
Westlake Chemical Corp.	5,602	356
Albemarle Corp.	5,437	321
Ingersoll-Rand plc	4,114	259
AptarGroup Inc.	2,227	145
* MRC Global Inc.	7,183	145
Celanese Corp. Class A	1,975	119
Cytec Industries Inc.	1,324	64
Rockwood Holdings Inc.	704	55
* Tahoe Resources Inc.	2,530	40
Timken Co.	823	35
Valmont Industries Inc.	237	32
Cabot Corp.	646	28
Carpenter Technology Corp.	506	26
Rayonier Advanced Materials Inc.	764	19
TimkenSteel Corp.	411	15
* Veritiv Corp.	191	10
		83,530
Other (0.0%)
Foster Wheeler		202
Producer Durables (12.3%)
Union Pacific Corp.	149,883	17,502
3M Co.	108,418	17,357
Boeing Co.	120,691	16,216
United Parcel Service Inc. Class B	117,160	12,878
Honeywell International Inc.	129,586	12,838
Accenture plc Class A	104,875	9,054
Lockheed Martin Corp.	44,963	8,613
Automatic Data Processing Inc.	79,910	6,843
American Airlines Group Inc.	119,500	5,799
Emerson Electric Co.	86,866	5,538
Illinois Tool Works Inc.	56,763	5,389
Cummins Inc.	30,472	4,437
Southwest Airlines Co.	101,741	4,255
* United Continental Holdings Inc.	61,743	3,781
FedEx Corp.	21,067	3,754
PACCAR Inc.	53,747	3,602
* Tyco International plc	68,194	2,926
Rockwell Automation Inc.	23,004	2,655

WW Grainger Inc.	9,711	2,386
Paychex Inc.	48,223	2,286
Caterpillar Inc.	22,001	2,213
AMETEK Inc.	40,791	2,079
Danaher Corp.	23,792	1,988
United Technologies Corp.	17,060	1,878
* United Rentals Inc.	16,256	1,842
* Stericycle Inc.	14,178	1,828
CH Robinson Worldwide Inc.	24,611	1,815
TransDigm Group Inc.	8,834	1,747
Pall Corp.	18,064	1,736
* Verisk Analytics Inc. Class A	27,775	1,722
Parker-Hannifin Corp.	13,228	1,707
Rockwell Collins Inc.	19,609	1,677
Kansas City Southern	14,001	1,665
* Waters Corp.	13,910	1,612
Dover Corp.	20,518	1,580
Expeditors International of Washington Inc.	32,645	1,528
* Mettler-Toledo International Inc.	4,868	1,428
Wabtec Corp.	16,003	1,416
* B/E Aerospace Inc.	17,591	1,370
* IHS Inc. Class A	11,165	1,367
Flowserve Corp.	22,565	1,328
Robert Half International Inc.	22,577	1,282
JB Hunt Transport Services Inc.	15,364	1,268
Alaska Air Group Inc.	20,572	1,214
Norfolk Southern Corp.	10,805	1,206
* Trimble Navigation Ltd.	42,810	1,204
Roper Industries Inc.	7,507	1,185
Deere & Co.	13,455	1,165
Iron Mountain Inc.	26,997	1,026
Fluor Corp.	16,246	1,007
* Spirit Airlines Inc.	12,008	993
Cintas Corp.	13,477	986
IDEX Corp.	12,228	939
* CoStar Group Inc.	5,410	921
* Middleby Corp.	9,629	921
* Kirby Corp.	9,439	907
Allegion plc	16,162	870
Xylem Inc.	22,398	859
* Old Dominion Freight Line Inc.	10,561	856
Donaldson Co. Inc.	21,642	844
Nordson Corp.	10,772	842
* Colfax Corp.	15,657	807
Chicago Bridge & Iron Co. NV	16,092	805
Graco Inc.	10,017	802
* Spirit AeroSystems Holdings Inc. Class A	18,332	790
Allison Transmission Holdings Inc.	22,745	748
Huntington Ingalls Industries Inc.	6,745	735
* Copart Inc.	18,402	669
Trinity Industries Inc.	19,676	631
Toro Co.	9,587	630
MSC Industrial Direct Co. Inc. Class A	7,904	614
* Zebra Technologies Corp.	8,252	604
Landstar System Inc.	7,423	597
Waste Connections Inc.	12,239	578
FLIR Systems Inc.	16,864	535

National Instruments Corp.	16,338	526
* HD Supply Holdings Inc.	17,570	511
Copa Holdings SA Class A	4,234	474
Manitowoc Co. Inc.	21,913	441
* Genesee & Wyoming Inc. Class A	4,132	407
Waste Management Inc.	8,177	398
Pitney Bowes Inc.	15,550	383
Delta Air Lines Inc.	7,580	354
* Clean Harbors Inc.	7,299	341
Rollins Inc.	10,420	339
Lincoln Electric Holdings Inc.	4,647	335
Booz Allen Hamilton Holding Corp.	11,971	326
AO Smith Corp.	5,606	302
Avery Dennison Corp.	5,616	278
* Quanta Services Inc.	8,914	272
Stanley Black & Decker Inc.	2,780	263
Crane Co.	3,178	188
Snap-on Inc.	1,309	177
Hubbell Inc. Class B	1,639	175
Covanta Holding Corp.	6,787	170
Teekay Corp.	3,213	160
* Keysight Technologies Inc.	4,040	142
Pentair plc	2,060	133
Triumph Group Inc.	1,926	131
ITT Corp.	3,057	127
* Navistar International Corp.	1,770	63
RR Donnelley & Sons Co.	3,039	51
* Genpact Ltd.	2,624	47
Air Lease Corp. Class A	1,005	38
		221,227
Technology (23.9%)
Apple Inc.	998,636	118,768
Microsoft Corp.	885,119	42,318
* Google Inc. Class A	46,486	25,525
* Google Inc. Class C	47,044	25,490
* Facebook Inc. Class A	327,094	25,415
International Business Machines Corp.	156,673	25,408
Oracle Corp.	544,027	23,072
QUALCOMM Inc.	279,699	20,390
Texas Instruments Inc.	178,730	9,726
* salesforce.com inc	101,737	6,091
* Adobe Systems Inc.	82,503	6,079
* Micron Technology Inc.	155,636	5,595
* Cognizant Technology Solutions Corp. Class A	100,985	5,452
Intuit Inc.	46,932	4,405
* LinkedIn Corp. Class A	17,228	3,898
Avago Technologies Ltd. Class A	41,336	3,861
* Twitter Inc.	79,158	3,304
Applied Materials Inc.	134,651	3,238
Amphenol Corp. Class A	52,208	2,800
Intel Corp.	70,250	2,617
* SBA Communications Corp. Class A	21,395	2,603
Skyworks Solutions Inc.	31,267	2,110
Equinix Inc.	8,975	2,039
Xilinx Inc.	44,704	2,031
* Red Hat Inc.	31,501	1,958
* Akamai Technologies Inc.	29,681	1,918

*	Autodesk Inc.	29,891	1,853
	SanDisk Corp.	17,679	1,829
	Linear Technology Corp.	39,105	1,800
*	Electronic Arts Inc.	39,849	1,751
	KLA-Tencor Corp.	25,195	1,750
*	Citrix Systems Inc.	24,802	1,645
*	F5 Networks Inc.	12,504	1,615
*	ServiceNow Inc.	23,974	1,533
	Microchip Technology Inc.	32,883	1,485
*	Workday Inc. Class A	15,699	1,367
	Analog Devices Inc.	23,930	1,308
*	Splunk Inc.	19,430	1,304
*	VMware Inc. Class A	14,404	1,267
*	Gartner Inc.	14,814	1,266
	Maxim Integrated Products Inc.	42,803	1,266
	Activision Blizzard Inc.	54,567	1,181
*	Palo Alto Networks Inc.	9,051	1,113
*	VeriSign Inc.	18,207	1,094
	Corning Inc.	49,766	1,046
*	Concur Technologies Inc.	7,885	1,016
	EMC Corp.	33,455	1,015
	CDK Global Inc.	26,335	1,003
*	Teradata Corp.	20,649	932
*	Cadence Design Systems Inc.	48,652	918
*	Rackspace Hosting Inc.	19,298	886
	NetApp Inc.	20,078	854
*	PTC Inc.	19,969	780
	Altera Corp.	19,305	726
*	NetSuite Inc.	6,837	723
*	TIBCO Software Inc.	27,131	652
*	VeriFone Systems Inc.	18,081	645
*	3D Systems Corp.	18,186	642
*	Fortinet Inc.	22,570	622
*	ARRIS Group Inc.	20,380	607
	Lam Research Corp.	7,208	596
*	Groupon Inc. Class A	78,467	591
	Solera Holdings Inc.	11,192	589
*	Informatica Corp.	16,160	588
*	SolarWinds Inc.	11,146	579
*	Atmel Corp.	70,650	559
*	Riverbed Technology Inc.	26,763	553
	Motorola Solutions Inc.	8,235	541
*	Tableau Software Inc. Class A	6,381	535
	CDW Corp.	14,396	505
*,^ Stratasys Ltd.		4,681	477
*	Yelp Inc. Class A	8,237	470
	DST Systems Inc.	4,152	412
*	IPG Photonics Corp.	5,616	405
*	Cree Inc.	10,974	399
	Diebold Inc.	10,749	389
	Juniper Networks Inc.	17,151	380
*	Freescale Semiconductor Ltd.	16,373	355
*	FireEye Inc.	11,630	352
*	ON Semiconductor Corp.	37,932	343
	IAC/InterActiveCorp	5,215	340
	NVIDIA Corp.	15,703	329
*	SunEdison Inc.	14,709	318

* IMS Health Holdings Inc.			12,622	316
* ANSYS Inc.			3,634	304
* Advanced Micro Devices Inc.			101,722	284
Harris Corp.			3,438	246
* CommScope Holding Co. Inc.			9,643	214
Avnet Inc.			4,327	189
Sabre Corp.			6,960	130
* EchoStar Corp. Class A			1,625	88
Computer Sciences Corp.			1,364	86
* NCR Corp.			2,436	72
Teradyne Inc.			3,290	65
* Arista Networks Inc.			758	58
				428,262
Utilities (2.2%)
Verizon Communications Inc.			685,816	34,696
* Level 3 Communications Inc.			45,512	2,276
ITC Holdings Corp.			24,619	935
Windstream Holdings Inc.			91,790	928
Dominion Resources Inc.			5,971	433
CenturyLink Inc.			6,185	252
* Calpine Corp.			9,276	213
				39,733
Total Common Stocks (Cost $1,357,513)				1,788,474
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.116%		11,832,849	11,833

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/3/15	200	200
[4,5] Federal Home Loan Bank Discount Notes	0.068%	1/23/15	100	100
				300
Total Temporary Cash Investments (Cost $12,133)				12,133
Total Investments (100.3%) (Cost $1,369,646)				1,800,607
Other Assets and Liabilities-Net (-0.3%)[3]				(5,512)
Net Assets (100%)				1,795,095
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,222,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,325,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Russell 1000 Growth Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,788,272	202	—
Temporary Cash Investments	11,833	300	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	1,800,088	502	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 1000 Growth Index Fund

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	1	516	22
E-mini S&P 500 Index	December 2014	50	5,166	(1)
				21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $1,369,657,000. Net unrealized appreciation of investment securities for tax purposes was $430,950,000, consisting of unrealized gains of $449,562,000 on securities that had risen in value since their purchase and $18,612,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)[1]
Consumer Discretionary (14.4%)
Brunswick Corp.	41,466	2,060
Dana Holding Corp.	75,563	1,602
* Office Depot Inc.	239,146	1,586
* Tenneco Inc.	27,228	1,480
* Buffalo Wild Wings Inc.	8,459	1,440
Vail Resorts Inc.	16,164	1,417
Wolverine World Wide Inc.	45,379	1,385
Jack in the Box Inc.	17,917	1,335
American Eagle Outfitters Inc.	86,966	1,226
Pool Corp.	20,185	1,199
Time Inc.	49,341	1,181
* Restoration Hardware Holdings Inc.	13,949	1,178
* Five Below Inc.	24,257	1,132
Sotheby's	27,224	1,100
Cracker Barrel Old Country Store Inc.	8,550	1,094
Cheesecake Factory Inc.	22,329	1,081
HSN Inc.	14,817	1,081
* Skechers U.S.A. Inc. Class A	17,469	1,073
* Conversant Inc.	29,955	1,049
* Asbury Automotive Group Inc.	13,689	1,036
Texas Roadhouse Inc. Class A	31,267	1,034
* Life Time Fitness Inc.	18,255	1,011
* TRI Pointe Homes Inc.	65,705	1,003
* Cimpress NV	14,938	1,002
Men's Wearhouse Inc.	21,443	1,002
Group 1 Automotive Inc.	10,851	971
Cooper Tire & Rubber Co.	28,473	966
* Grand Canyon Education Inc.	20,924	956
* Houghton Mifflin Harcourt Co.	48,704	936
Hillenbrand Inc.	28,153	905
Sinclair Broadcast Group Inc. Class A	30,801	898
* Steven Madden Ltd.	26,171	892
Marriott Vacations Worldwide Corp.	11,982	881
* Genesco Inc.	10,767	876
* Iconix Brand Group Inc.	21,470	868
Meredith Corp.	16,125	851
* Helen of Troy Ltd.	12,842	830
Ryland Group Inc.	21,078	825
Rent-A-Center Inc.	23,746	819
PriceSmart Inc.	8,411	816
New York Times Co. Class A	62,116	788
* Bloomin' Brands Inc.	34,316	781
* Lumber Liquidators Holdings Inc.	12,161	773
* ANN Inc.	21,016	772
Monro Muffler Brake Inc.	13,969	765
Lithia Motors Inc. Class A	10,257	754
* G-III Apparel Group Ltd.	8,509	753
* Shutterfly Inc.	17,315	740
DineEquity Inc.	7,393	734

Papa John's International Inc.	13,574	716
Nexstar Broadcasting Group Inc. Class A	13,581	697
* Meritage Homes Corp.	17,383	682
* Fiesta Restaurant Group Inc.	11,892	667
* Pinnacle Entertainment Inc.	26,422	658
Sonic Corp.	24,094	655
* Vitamin Shoppe Inc.	13,676	655
KB Home	37,151	653
* Select Comfort Corp.	24,418	643
Buckle Inc.	12,512	640
* American Axle & Manufacturing Holdings Inc.	29,957	639
Brown Shoe Co. Inc.	19,356	634
* Outerwall Inc.	9,022	634
* Meritor Inc.	44,096	621
* TiVo Inc.	50,920	620
Guess? Inc.	27,299	619
La-Z-Boy Inc.	23,568	613
Finish Line Inc. Class A	21,393	611
Matthews International Corp. Class A	13,243	610
* Bright Horizons Family Solutions Inc.	13,620	609
Bob Evans Farms Inc.	10,939	595
* Gentherm Inc.	15,640	589
* LifeLock Inc.	35,648	589
* Krispy Kreme Doughnuts Inc.	28,836	587
Pier 1 Imports Inc.	41,838	577
* Popeyes Louisiana Kitchen Inc.	10,443	577
* Hibbett Sports Inc.	11,463	575
Churchill Downs Inc.	5,956	573
* Burlington Stores Inc.	12,689	567
* Dorman Products Inc.	11,963	566
* Express Inc.	37,405	559
Columbia Sportswear Co.	12,178	549
Children's Place Inc.	9,739	546
* BJ's Restaurants Inc.	10,693	526
* Crocs Inc.	38,734	514
* Shutterstock Inc.	6,732	506
* Penn National Gaming Inc.	35,481	504
Drew Industries Inc.	10,651	502
Cato Corp. Class A	12,380	497
* Tumi Holdings Inc.	22,363	490
* Belmond Ltd. Class A	42,766	484
* Standard Pacific Corp.	64,021	483
* Mattress Firm Holding Corp.	6,767	481
* Multimedia Games Holding Co. Inc.	13,083	475
MDC Holdings Inc.	17,605	463
* Constant Contact Inc.	14,173	463
Sonic Automotive Inc. Class A	17,582	453
* Boyd Gaming Corp.	35,009	447
* La Quinta Holdings Inc.	19,991	440
* Universal Electronics Inc.	7,184	435
Oxford Industries Inc.	6,562	435
* Red Robin Gourmet Burgers Inc.	6,452	435
* Barnes & Noble Inc.	18,515	433
* Conn's Inc.	12,501	429
Scholastic Corp.	11,978	425
* Tuesday Morning Corp.	19,628	418
MDC Partners Inc. Class A	18,759	414

	International Speedway Corp. Class A	12,568	393
*	Caesars Entertainment Corp.	23,148	393
	Interval Leisure Group Inc.	17,932	390
	National CineMedia Inc.	27,465	389
*	Diamond Resorts International Inc.	15,969	386
*	Denny's Corp.	39,383	382
*	Media General Inc.	24,558	376
*	Strayer Education Inc.	4,898	371
*	Rentrak Corp.	4,372	368
*	Weight Watchers International Inc.	12,495	362
*	Lands' End Inc.	7,441	354
*	Scientific Games Corp. Class A	22,543	341
	Standard Motor Products Inc.	8,940	341
	Ethan Allen Interiors Inc.	11,420	338
	Capella Education Co.	4,936	337
*	Zumiez Inc.	9,385	336
	Sturm Ruger & Co. Inc.	8,749	333
*	Cooper-Standard Holding Inc.	6,180	332
	New Media Investment Group Inc.	16,157	328
*	Regis Corp.	19,706	326
*	Carmike Cinemas Inc.	10,924	324
	Winnebago Industries Inc.	12,298	310
*	Stamps.com Inc.	6,363	301
*	Cavco Industries Inc.	4,005	297
*	FTD Cos. Inc.	8,548	296
	Stage Stores Inc.	14,411	295
*	Steiner Leisure Ltd.	6,667	295
*	Libbey Inc.	9,734	292
*	Biglari Holdings Inc.	782	290
*	EW Scripps Co. Class A	14,115	276
*	HealthStream Inc.	9,517	273
*	American Public Education Inc.	7,971	268
*	Motorcar Parts of America Inc.	7,900	267
	Callaway Golf Co.	35,155	260
	Fred's Inc. Class A	16,762	260
*	M/I Homes Inc.	11,167	256
*	Cumulus Media Inc. Class A	63,569	254
	AMC Entertainment Holdings Inc.	9,592	251
*	Smith & Wesson Holding Corp.	24,992	249
	Nutrisystem Inc.	13,004	247
*	Francesca's Holdings Corp.	19,106	242
*	Beazer Homes USA Inc.	12,140	242
*	Del Frisco's Restaurant Group Inc.	10,761	239
	Movado Group Inc.	8,286	238
*	Tower International Inc.	9,322	238
*	Gray Television Inc.	22,735	236
*	Pep Boys-Manny Moe & Jack	24,250	236
*	Ruby Tuesday Inc.	27,696	231
*	Hovnanian Enterprises Inc. Class A	53,473	230
*	Vera Bradley Inc.	9,926	228
*,^ Chegg Inc.		33,680	228
*	American Woodmark Corp.	5,636	224
*	Caesars Acquisition Co. Class A	20,917	219
	Ruth's Hospitality Group Inc.	16,281	214
	Viad Corp.	8,897	214
*	MarineMax Inc.	11,381	211
*	RealD Inc.	18,370	210

* Eros International plc	9,690	209
* Federal-Mogul Holdings Corp.	13,193	205
* Journal Communications Inc. Class A	20,531	204
ClubCorp Holdings Inc.	10,059	198
* Elizabeth Arden Inc.	11,298	196
Inter Parfums Inc.	7,611	195
Arctic Cat Inc.	5,900	195
Haverty Furniture Cos. Inc.	9,224	194
Superior Industries International Inc.	10,567	191
* Blue Nile Inc.	5,274	183
* Vince Holding Corp.	4,856	180
* K12 Inc.	15,596	179
Stein Mart Inc.	12,574	179
* Nautilus Inc.	13,578	174
* America's Car-Mart Inc.	3,391	174
Entravision Communications Corp. Class A	26,762	173
* Container Store Group Inc.	7,928	173
* Career Education Corp.	29,371	172
* Orbitz Worldwide Inc.	22,511	172
* XO Group Inc.	11,741	170
* William Lyon Homes Class A	8,062	166
* Eastman Kodak Co.	8,103	165
* Revlon Inc. Class A	4,950	163
* Citi Trends Inc.	6,796	161
* Chuy's Holdings Inc.	7,492	160
Strattec Security Corp.	1,513	157
World Wrestling Entertainment Inc. Class A	13,614	157
* LeapFrog Enterprises Inc.	28,472	155
* Central Garden and Pet Co. Class A	18,787	155
* Kirkland's Inc.	6,784	147
* Perry Ellis International Inc.	5,403	143
* Stoneridge Inc.	12,920	140
Shoe Carnival Inc.	6,817	138
* Overstock.com Inc.	5,438	135
Carriage Services Inc. Class A	7,008	135
Harte-Hanks Inc.	21,479	131
Marcus Corp.	7,838	129
* Aeropostale Inc.	36,108	126
National Presto Industries Inc.	2,106	124
* Entercom Communications Corp. Class A	11,624	123
* Carrols Restaurant Group Inc.	16,431	123
* Tile Shop Holdings Inc.	12,234	122
* Christopher & Banks Corp.	16,831	122
CSS Industries Inc.	4,198	122
* Quiksilver Inc.	59,246	121
* EVINE Live Inc.	19,278	118
* Noodles & Co. Class A	4,724	116
Remy International Inc.	6,228	115
* Angie's List Inc.	19,027	113
* Build-A-Bear Workshop Inc.	5,377	111
* Bravo Brio Restaurant Group Inc.	8,359	110
Big 5 Sporting Goods Corp.	8,243	108
* Morgans Hotel Group Co.	13,183	107
* Nathan's Famous Inc.	1,419	107
* Daily Journal Corp.	474	104
Speedway Motorsports Inc.	5,120	101
* Jamba Inc.	8,056	100

*	LGI Homes Inc.	6,238	100
	AH Belo Corp. Class A	8,299	100
	Universal Technical Institute Inc.	9,472	99
*	El Pollo Loco Holdings Inc.	3,598	99
	Destination Maternity Corp.	6,077	97
*	1-800-Flowers.com Inc. Class A	11,293	97
*	WCI Communities Inc.	5,115	95
*	Rosetta Stone Inc.	9,261	94
*	Reading International Inc. Class A	7,654	91
*	Sequential Brands Group Inc.	7,363	91
*	Franklin Covey Co.	4,779	90
*	Black Diamond Inc.	9,919	90
*	Skullcandy Inc.	9,280	88
*	McClatchy Co. Class A	26,649	87
*	Potbelly Corp.	6,519	86
*	Central European Media Enterprises Ltd. Class A	30,290	86
*,^ ITT Educational Services Inc.		10,195	85
*	SFX Entertainment Inc.	19,273	84
*	Lee Enterprises Inc.	23,537	84
*	West Marine Inc.	7,480	82
*	2U Inc.	4,478	81
*	Zoe's Kitchen Inc.	2,545	80
*	Coupons.com Inc.	5,262	80
	Winmark Corp.	988	80
*	Destination XL Group Inc.	15,260	79
	Weyco Group Inc.	2,862	79
*	VOXX International Corp. Class A	9,142	77
*	Monarch Casino & Resort Inc.	4,571	76
*	Bridgepoint Education Inc.	6,999	75
*	QuinStreet Inc.	16,192	73
*	Fox Factory Holding Corp.	5,210	71
*	Malibu Boats Inc. Class A	3,657	68
*	Isle of Capri Casinos Inc.	9,323	67
	Flexsteel Industries Inc.	2,126	67
	Lifetime Brands Inc.	4,497	67
*	Sears Hometown and Outlet Stores Inc.	5,057	66
	Collectors Universe Inc.	3,009	66
	Johnson Outdoors Inc. Class A	2,180	66
*	Liberty Tax Inc.	1,665	63
	Saga Communications Inc. Class A	1,578	63
*	Intrawest Resorts Holdings Inc.	5,861	63
*	JAKKS Pacific Inc.	8,429	62
*	Systemax Inc.	4,801	62
*	Fuel Systems Solutions Inc.	6,176	61
*	Norcraft Cos. Inc.	3,373	61
	Bon-Ton Stores Inc.	7,077	60
*	Speed Commerce Inc.	20,060	60
*	New Home Co. Inc.	4,165	59
	Escalade Inc.	4,320	57
*	Dex Media Inc.	6,493	56
*	Martha Stewart Living Omnimedia Inc. Class A	12,975	55
*	Sizmek Inc.	9,609	55
*	Famous Dave's of America Inc.	2,043	52
	Marchex Inc. Class B	14,324	52
*	Crown Media Holdings Inc. Class A	15,220	51
*	Townsquare Media Inc. Class A	3,909	49
*	Gaiam Inc. Class A	6,542	48

* Hemisphere Media Group Inc.	3,779	48
* Empire Resorts Inc.	6,579	45
* Cenveo Inc.	23,745	45
bebe stores inc	13,701	41
Salem Communications Corp. Class A	4,586	36
* hhgregg Inc.	5,600	36
* New York & Co. Inc.	12,673	35
* Pacific Sunwear of California Inc.	20,419	34
* Tilly's Inc. Class A	4,382	33
Marine Products Corp.	4,747	31
* Century Communities Inc.	1,752	30
* Sportsman's Warehouse Holdings Inc.	4,246	30
* Care.com Inc.	3,065	26
* Papa Murphy's Holdings Inc.	2,546	26
* TubeMogul Inc.	1,545	25
* Ignite Restaurant Group Inc.	3,151	24
* Radio One Inc.	10,081	17
* ReachLocal Inc.	4,679	15
		112,386
Consumer Staples (2.8%)
* United Natural Foods Inc.	22,193	1,669
* TreeHouse Foods Inc.	18,813	1,523
Casey's General Stores Inc.	17,212	1,441
* Boston Beer Co. Inc. Class A	3,742	984
^ Sanderson Farms Inc.	10,301	894
* SUPERVALU Inc.	91,116	853
* Post Holdings Inc.	19,767	791
Lancaster Colony Corp.	8,316	781
* Fresh Market Inc.	18,984	778
Dean Foods Co.	41,440	707
J&J Snack Foods Corp.	6,616	695
Andersons Inc.	12,670	685
B&G Foods Inc.	23,858	683
Vector Group Ltd.	30,614	666
Snyder's-Lance Inc.	21,117	639
Core-Mark Holding Co. Inc.	10,213	614
Cal-Maine Foods Inc.	13,783	577
Fresh Del Monte Produce Inc.	15,994	540
WD-40 Co.	6,748	513
* Seaboard Corp.	128	442
Universal Corp.	10,249	410
SpartanNash Co.	17,029	397
* Chiquita Brands International Inc.	21,181	306
* Boulder Brands Inc.	27,492	297
* Diamond Foods Inc.	9,866	294
* USANA Health Sciences Inc.	2,724	290
* Pantry Inc.	10,269	273
Calavo Growers Inc.	6,079	261
Tootsie Roll Industries Inc.	8,565	250
Weis Markets Inc.	5,049	233
Coca-Cola Bottling Co. Consolidated	2,026	192
* Medifast Inc.	5,706	168
Ingles Markets Inc. Class A	5,975	162
* John B Sanfilippo & Son Inc.	3,595	150
* Chefs' Warehouse Inc.	8,224	142
Limoneira Co.	4,892	125
* National Beverage Corp.	4,986	125

	PetMed Express Inc.	8,803	119
*	Natural Grocers by Vitamin Cottage Inc.	4,294	97
*	Seneca Foods Corp. Class A	3,563	96
*	Inventure Foods Inc.	6,960	96
	Orchids Paper Products Co.	3,522	96
*	Farmer Bros Co.	3,263	93
*	Omega Protein Corp.	9,131	93
*	Nutraceutical International Corp.	3,774	80
	Village Super Market Inc. Class A	3,226	77
	Nature's Sunshine Products Inc.	4,788	71
*	Alliance One International Inc.	38,460	70
*	Roundy's Inc.	17,132	69
*	Craft Brew Alliance Inc.	4,660	63
	Alico Inc.	1,269	45
	Female Health Co.	9,561	41
*	Synutra International Inc.	7,605	40
	Liberator Medical Holdings Inc.	13,741	38
*	Lifeway Foods Inc.	2,033	38
*	22nd Century Group Inc.	17,933	35
*	Fairway Group Holdings Corp.	7,231	27
*	PhotoMedex Inc.	6,117	10
			21,944
Energy (3.6%)
	SemGroup Corp. Class A	19,059	1,410
*	Helix Energy Solutions Group Inc.	47,215	1,080
*	Diamondback Energy Inc.	18,737	1,057
	Western Refining Inc.	23,784	978
	Exterran Holdings Inc.	26,213	878
*	Kodiak Oil & Gas Corp.	119,189	874
*	Rosetta Resources Inc.	27,513	809
*	Carrizo Oil & Gas Inc.	20,357	803
	Delek US Holdings Inc.	26,498	792
*	SEACOR Holdings Inc.	9,273	660
*	Forum Energy Technologies Inc.	26,788	643
	SunCoke Energy Inc.	31,385	638
*	Matador Resources Co.	32,935	579
	Green Plains Inc.	16,629	499
*	PDC Energy Inc.	15,871	468
*	Flotek Industries Inc.	23,911	466
*	Hornbeck Offshore Services Inc.	16,074	427
*	Bonanza Creek Energy Inc.	14,539	396
	Civeo Corp.	41,995	396
*	Stone Energy Corp.	24,901	393
*	Newpark Resources Inc.	37,399	392
*	McDermott International Inc.	105,585	375
*	Magnum Hunter Resources Corp.	88,038	352
	TerraForm Power Inc. Class A	10,104	335
	CARBO Ceramics Inc.	8,753	333
*	Cloud Peak Energy Inc.	27,506	321
*	C&J Energy Services Inc.	20,466	310
*	Parsley Energy Inc. Class A	23,543	298
*	Synergy Resources Corp.	30,057	295
*,^ Halcon Resources Corp.		117,724	267
*	Contango Oil & Gas Co.	7,875	266
*	Sanchez Energy Corp.	22,624	255
*	Westmoreland Coal Co.	6,784	255
*	Matrix Service Co.	11,923	252

*	Northern Oil and Gas Inc.	27,560	240
*	RSP Permian Inc.	10,610	231
*	TETRA Technologies Inc.	35,633	226
*	RigNet Inc.	5,448	223
*	Bill Barrett Corp.	22,004	223
	Tesco Corp.	15,667	221
	Arch Coal Inc.	96,393	214
*	Alpha Natural Resources Inc.	99,929	208
^	EXCO Resources Inc.	68,551	202
*	Era Group Inc.	9,300	196
*	Parker Drilling Co.	54,766	194
	Comstock Resources Inc.	21,597	191
*	Clean Energy Fuels Corp.	31,752	182
*	REX American Resources Corp.	2,863	181
*	EnerNOC Inc.	12,324	180
*,^ FuelCell Energy Inc.		105,771	177
*	Approach Resources Inc.	17,820	173
*	Pioneer Energy Services Corp.	28,330	171
	Energy XXI Ltd.	41,484	166
*	Triangle Petroleum Corp.	34,149	165
	Alon USA Energy Inc.	11,422	159
*	Geospace Technologies Corp.	5,986	158
*	Clayton Williams Energy Inc.	2,666	154
*	Rex Energy Corp.	21,827	153
*	Penn Virginia Corp.	29,612	152
*	ION Geophysical Corp.	59,529	147
*	Renewable Energy Group Inc.	15,046	143
*	Eclipse Resources Corp.	13,269	143
*	Abraxas Petroleum Corp.	42,058	140
*	VAALCO Energy Inc.	22,852	131
*	Natural Gas Services Group Inc.	5,621	130
	Gulf Island Fabrication Inc.	6,566	128
*	Basic Energy Services Inc.	14,025	125
*	Capstone Turbine Corp.	149,049	125
*	Pacific Ethanol Inc.	10,468	122
	W&T Offshore Inc.	16,025	121
*	Callon Petroleum Co.	24,431	120
	Panhandle Oil and Gas Inc. Class A	6,412	113
*	Key Energy Services Inc.	59,302	112
*	PowerSecure International Inc.	10,523	105
*	Trecora Resources	8,555	105
	Nordic American Offshore Ltd.	7,990	105
*,^ Goodrich Petroleum Corp.		15,769	95
*	PetroQuest Energy Inc.	25,506	95
	Walter Energy Inc.	29,392	93
*	Gastar Exploration Inc.	31,026	92
*	Swift Energy Co.	20,115	91
*	Hercules Offshore Inc.	69,916	87
*	Ring Energy Inc.	8,824	84
*	Willbros Group Inc.	18,486	84
*	Enphase Energy Inc.	7,986	84
	North Atlantic Drilling Ltd.	32,628	79
*	Solazyme Inc.	34,354	79
*	Vantage Drilling Co.	91,447	70
*	TransAtlantic Petroleum Ltd.	9,878	68
	Evolution Petroleum Corp.	8,572	67
*	Resolute Energy Corp.	35,405	67

*	Ameresco Inc. Class A	8,612	66
*	Warren Resources Inc.	32,353	66
*	FX Energy Inc.	23,494	61
*	Nuverra Environmental Solutions Inc.	6,506	59
*	Apco Oil and Gas International Inc.	4,019	56
*	Isramco Inc.	402	55
*	Jones Energy Inc.	5,117	52
	Hallador Energy Co.	4,686	51
*	Emerald Oil Inc.	24,855	48
	Dawson Geophysical Co.	3,517	48
*	Mitcham Industries Inc.	5,610	43
	Adams Resources & Energy Inc.	933	41
*	Harvest Natural Resources Inc.	18,364	41
*	Midstates Petroleum Co. Inc.	16,242	37
*,^ Amyris Inc.		11,554	32
*	Independence Contract Drilling Inc.	4,509	31
*	Miller Energy Resources Inc.	13,393	31
*	BPZ Resources Inc.	51,738	31
*	Forest Oil Corp.	53,868	31
*	Glori Energy Inc.	5,317	21
*,^ Profire Energy Inc.		5,863	20
*	Quicksilver Resources Inc.	54,781	17
*	American Eagle Energy Corp.	13,271	13
*	Global Geophysical Services Inc.	127	—
			27,593
Financial Services (24.9%)
*	WEX Inc.	17,330	1,960
	RLJ Lodging Trust	58,541	1,928
	LaSalle Hotel Properties	46,537	1,879
	Prosperity Bancshares Inc.	31,186	1,752
	Highwoods Properties Inc.	40,305	1,740
	Investors Bancorp Inc.	160,194	1,732
	CNO Financial Group Inc.	97,430	1,689
	CubeSmart	72,253	1,556
	First American Financial Corp.	47,780	1,529
	Sunstone Hotel Investors Inc.	91,872	1,471
*	Strategic Hotels & Resorts Inc.	110,578	1,468
	Radian Group Inc.	85,418	1,456
	EPR Properties	25,561	1,431
*	Stifel Financial Corp.	29,283	1,421
*	MGIC Investment Corp.	151,450	1,410
*	Euronet Worldwide Inc.	22,795	1,324
	FirstMerit Corp.	73,949	1,323
*	PRA Group Inc.	22,405	1,311
	Geo Group Inc.	32,465	1,308
	Pebblebrook Hotel Trust	30,296	1,308
	DiamondRock Hospitality Co.	87,572	1,307
	Bank of the Ozarks Inc.	35,651	1,291
	Primerica Inc.	24,450	1,282
	Webster Financial Corp.	40,427	1,272
	Umpqua Holdings Corp.	74,509	1,266
	Sun Communities Inc.	21,472	1,264
*	DCT Industrial Trust Inc.	36,805	1,256
	Sovran Self Storage Inc.	14,753	1,254
	Cousins Properties Inc.	98,462	1,205
	Hancock Holding Co.	36,825	1,205
	Colony Financial Inc.	48,022	1,179

Healthcare Realty Trust Inc.	42,937	1,134
Susquehanna Bancshares Inc.	84,274	1,110
MarketAxess Holdings Inc.	16,866	1,106
United Bankshares Inc.	30,867	1,077
Medical Properties Trust Inc.	77,046	1,068
* Texas Capital Bancshares Inc.	19,264	1,062
Janus Capital Group Inc.	66,866	1,051
Fair Isaac Corp.	14,430	1,036
Ryman Hospitality Properties Inc.	19,405	1,011
Lexington Realty Trust	91,823	1,010
PrivateBancorp Inc.	32,004	1,007
Valley National Bancorp	100,993	984
National Health Investors Inc.	14,814	982
First Industrial Realty Trust Inc.	49,370	980
Washington Federal Inc.	45,262	979
FNB Corp.	77,558	976
EastGroup Properties Inc.	14,028	943
BancorpSouth Inc.	43,038	942
MB Financial Inc.	29,794	939
UMB Financial Corp.	16,850	935
DuPont Fabros Technology Inc.	28,611	932
Wintrust Financial Corp.	20,790	929
Iberiabank Corp.	14,031	917
Glacier Bancorp Inc.	33,397	914
Invesco Mortgage Capital Inc.	55,184	912
Cathay General Bancorp	35,550	902
American Equity Investment Life Holding Co.	33,364	901
Glimcher Realty Trust	65,065	895
* Western Alliance Bancorp	33,856	895
RLI Corp.	19,272	885
Heartland Payment Systems Inc.	16,088	877
First Financial Bankshares Inc.	28,736	867
First Citizens BancShares Inc. Class A	3,397	861
American Realty Capital Healthcare Trust Inc.	75,953	861
Chambers Street Properties	106,334	852
Kennedy-Wilson Holdings Inc.	32,227	838
Chesapeake Lodging Trust	24,622	834
Alexander & Baldwin Inc.	21,868	833
Hatteras Financial Corp.	43,319	830
Acadia Realty Trust	25,771	824
Platinum Underwriters Holdings Ltd.	11,095	823
* New Residential Investment Corp.	63,329	821
* Blackhawk Network Holdings Inc. Class B	22,978	820
Capitol Federal Financial Inc.	64,265	805
Washington REIT	29,903	803
* Cardtronics Inc.	20,006	783
New York REIT Inc.	72,787	782
EverBank Financial Corp.	40,932	771
Home BancShares Inc.	24,341	771
Symetra Financial Corp.	33,860	767
Mack-Cali Realty Corp.	39,832	766
Potlatch Corp.	18,233	758
Financial Engines Inc.	23,092	755
* First Cash Financial Services Inc.	13,012	752
Evercore Partners Inc. Class A	14,864	751
Old National Bancorp	52,640	747
Kemper Corp.	20,891	737

Advent Software Inc.	23,121	729
WisdomTree Investments Inc.	47,728	725
Education Realty Trust Inc.	62,017	722
PennyMac Mortgage Investment Trust	33,273	721
Redwood Trust Inc.	36,866	721
Pennsylvania REIT	30,540	714
CVB Financial Corp.	46,951	712
PS Business Parks Inc.	8,746	712
Trustmark Corp.	30,326	708
^ AmTrust Financial Services Inc.	13,508	693
Parkway Properties Inc.	35,360	689
Government Properties Income Trust	30,259	687
Hudson Pacific Properties Inc.	24,388	686
Sabra Health Care REIT Inc.	24,144	684
Community Bank System Inc.	18,070	668
Selective Insurance Group Inc.	24,935	668
BGC Partners Inc. Class A	76,313	665
CYS Investments Inc.	71,964	664
South State Corp.	10,716	664
Equity One Inc.	27,278	661
Hersha Hospitality Trust Class A	89,041	660
Retail Opportunity Investments Corp.	40,071	660
Argo Group International Holdings Ltd.	11,618	656
LTC Properties Inc.	15,449	646
EVERTEC Inc.	29,206	644
Columbia Banking System Inc.	23,349	641
American Assets Trust Inc.	15,886	624
ARMOUR Residential REIT Inc.	158,701	624
Empire State Realty Trust Inc.	37,023	621
International Bancshares Corp.	24,150	616
Home Loan Servicing Solutions Ltd.	31,486	615
* Hilltop Holdings Inc.	30,101	613
Ramco-Gershenson Properties Trust	34,257	613
STAG Industrial Inc.	25,247	602
Pinnacle Financial Partners Inc.	15,782	595
Montpelier Re Holdings Ltd.	17,358	591
FelCor Lodging Trust Inc.	55,026	573
Associated Estates Realty Corp.	25,439	570
Westamerica Bancorporation	11,666	567
Horace Mann Educators Corp.	18,043	565
National Penn Bancshares Inc.	55,209	563
First Midwest Bancorp Inc.	33,369	558
Greenhill & Co. Inc.	12,547	556
Capstead Mortgage Corp.	42,434	552
* Enstar Group Ltd.	3,781	552
* iStar Financial Inc.	37,563	537
Northwest Bancshares Inc.	41,899	528
* St. Joe Co.	28,035	521
Altisource Residential Corp.	25,376	515
HFF Inc. Class A	14,810	511
Astoria Financial Corp.	38,280	506
* BofI Holding Inc.	6,402	505
* Harbinger Group Inc.	36,758	504
Sterling Bancorp	36,942	494
BBCN Bancorp Inc.	35,203	490
* Encore Capital Group Inc.	11,381	488
Virtus Investment Partners Inc.	3,137	483

NBT Bancorp Inc.	19,703	479
Franklin Street Properties Corp.	39,746	478
* Credit Acceptance Corp.	3,179	476
* Essent Group Ltd.	18,809	474
Union Bankshares Corp.	20,443	471
* Ambac Financial Group Inc.	19,159	471
Park National Corp.	5,771	470
Provident Financial Services Inc.	27,180	470
First Financial Bancorp	26,053	461
American Capital Mortgage Investment Corp.	22,574	453
Boston Private Financial Holdings Inc.	35,297	450
Summit Hotel Properties Inc.	38,576	447
Starwood Waypoint Residential Trust	17,260	440
* Springleaf Holdings Inc.	11,079	439
Banco Latinoamericano de Comercio Exterior SA	13,411	432
Nelnet Inc. Class A	9,399	431
ViewPoint Financial Group Inc.	18,001	429
Chemical Financial Corp.	14,791	428
Independent Bank Corp.	10,790	428
Inland Real Estate Corp.	39,407	425
Investors Real Estate Trust	50,562	413
CyrusOne Inc.	14,847	408
Kite Realty Group Trust	14,846	405
* Greenlight Capital Re Ltd. Class A	12,793	403
Chatham Lodging Trust	15,033	402
Renasant Corp.	14,214	401
United Community Banks Inc.	22,578	397
WesBanco Inc.	11,864	394
* Piper Jaffray Cos.	6,751	388
First Commonwealth Financial Corp.	42,454	385
Select Income REIT	16,617	384
Alexander's Inc.	949	382
* Third Point Reinsurance Ltd.	25,633	380
Cohen & Steers Inc.	8,747	378
Infinity Property & Casualty Corp.	5,198	378
S&T Bancorp Inc.	13,415	369
Banner Corp.	8,839	364
Excel Trust Inc.	27,587	362
CoreSite Realty Corp.	9,481	361
National Bank Holdings Corp. Class A	18,563	357
* Eagle Bancorp Inc.	10,275	353
AMERISAFE Inc.	8,431	351
Safety Insurance Group Inc.	5,857	349
First Merchants Corp.	16,209	348
Apollo Commercial Real Estate Finance Inc.	20,827	347
* Navigators Group Inc.	4,730	346
Stewart Information Services Corp.	9,697	344
Ashford Hospitality Trust Inc.	31,624	331
FXCM Inc. Class A	20,567	331
New York Mortgage Trust Inc.	40,929	329
Tompkins Financial Corp.	6,707	329
First Potomac Realty Trust	26,528	328
United Financial Bancorp Inc.	23,802	328
Physicians Realty Trust	20,934	324
* Investment Technology Group Inc.	16,291	322
Northfield Bancorp Inc.	22,629	319
* Walter Investment Management Corp.	16,997	317

Gramercy Property Trust Inc.	53,093	313
Anworth Mortgage Asset Corp.	57,782	312
Terreno Realty Corp.	14,975	312
* Altisource Portfolio Solutions SA	5,940	311
City Holding Co.	7,089	310
* Green Dot Corp. Class A	14,054	309
* Altisource Asset Management Corp.	623	308
Resource Capital Corp.	58,328	307
Rouse Properties Inc.	16,778	307
Rexford Industrial Realty Inc.	20,143	306
Cash America International Inc.	12,470	304
Brookline Bancorp Inc.	31,926	304
OFG Bancorp	20,322	304
WSFS Financial Corp.	4,026	302
Aviv REIT Inc.	8,946	301
Wilshire Bancorp Inc.	31,448	301
National General Holdings Corp.	16,036	301
Oritani Financial Corp.	20,658	301
Simmons First National Corp. Class A	7,365	298
Maiden Holdings Ltd.	22,636	296
Lakeland Financial Corp.	7,466	296
Western Asset Mortgage Capital Corp.	18,825	295
TrustCo Bank Corp. NY	42,799	291
Hanmi Financial Corp.	14,383	289
Silver Bay Realty Trust Corp.	17,380	289
Berkshire Hills Bancorp Inc.	11,361	288
Employers Holdings Inc.	14,181	288
Ameris Bancorp	11,422	287
Monmouth Real Estate Investment Corp.	25,375	284
* Capital Bank Financial Corp.	10,969	278
Southside Bancshares Inc.	8,514	275
RAIT Financial Trust	37,203	275
Arlington Asset Investment Corp. Class A	9,860	275
* World Acceptance Corp.	3,567	272
State Bank Financial Corp.	14,616	272
Sandy Spring Bancorp Inc.	11,353	270
Universal Health Realty Income Trust	5,528	267
Cardinal Financial Corp.	14,508	265
Universal Insurance Holdings Inc.	13,608	264
Flushing Financial Corp.	13,724	264
* Enova International Inc.	11,409	262
United Fire Group Inc.	9,346	260
National Western Life Insurance Co. Class A	1,011	260
* American Residential Properties Inc.	14,570	259
Community Trust Bancorp Inc.	7,102	257
AG Mortgage Investment Trust Inc.	12,918	255
* Ezcorp Inc. Class A	23,382	255
* Forestar Group Inc.	15,779	252
Urstadt Biddle Properties Inc. Class A	11,361	252
Trico Bancshares	10,069	250
* First NBC Bank Holding Co.	6,815	248
Cedar Realty Trust Inc.	36,187	246
* First BanCorp	47,372	243
Washington Trust Bancorp Inc.	6,695	242
GAMCO Investors Inc.	2,810	242
Apollo Residential Mortgage Inc.	14,593	241
Cass Information Systems Inc.	5,205	237

Saul Centers Inc.	4,253	233
Heritage Financial Corp.	13,615	230
AmREIT Inc.	8,577	228
* KCG Holdings Inc. Class A	20,615	228
Campus Crest Communities Inc.	29,585	227
Dime Community Bancshares Inc.	14,967	227
First Interstate BancSystem Inc. Class A	7,982	224
FBL Financial Group Inc. Class A	4,363	224
First Busey Corp.	32,903	216
Dynex Capital Inc.	25,057	215
* Global Cash Access Holdings Inc.	30,100	214
* Cowen Group Inc. Class A	50,262	213
* eHealth Inc.	8,141	211
Agree Realty Corp.	6,820	210
Stock Yards Bancorp Inc.	6,687	209
* Customers Bancorp Inc.	11,536	208
BancFirst Corp.	3,218	206
Getty Realty Corp.	11,150	202
* NMI Holdings Inc. Class A	23,150	202
Westwood Holdings Group Inc.	3,363	200
1st Source Corp.	6,530	199
* Xoom Corp.	13,957	196
Ashford Hospitality Prime Inc.	11,063	194
* PICO Holdings Inc.	10,396	190
Lakeland Bancorp Inc.	17,051	188
Waterstone Financial Inc.	15,011	186
Towne Bank	12,861	185
ConnectOne Bancorp Inc.	9,953	184
Bryn Mawr Bank Corp.	6,145	181
Independent Bank Group Inc.	4,196	180
Heartland Financial USA Inc.	7,177	180
Centerstate Banks Inc.	16,042	179
CoBiz Financial Inc.	15,615	179
* Safeguard Scientifics Inc.	8,991	175
* Beneficial Mutual Bancorp Inc.	12,778	174
First Financial Corp.	5,107	171
GFI Group Inc.	34,193	170
Enterprise Financial Services Corp.	8,943	170
QTS Realty Trust Inc. Class A	5,219	170
Great Southern Bancorp Inc.	4,521	169
* Yadkin Financial Corp.	8,861	168
Diamond Hill Investment Group Inc.	1,236	168
* Tejon Ranch Co.	5,899	167
* Blue Hills Bancorp Inc.	12,467	165
German American Bancorp Inc.	5,771	163
Hudson Valley Holding Corp.	6,426	161
HCI Group Inc.	3,932	159
MainSource Financial Group Inc.	8,889	158
OneBeacon Insurance Group Ltd. Class A	9,889	157
Peoples Financial Services Corp.	3,278	157
RE/MAX Holdings Inc.	4,641	155
* Metro Bancorp Inc.	6,185	155
Whitestone REIT	10,368	154
Federated National Holding Co.	6,044	153
BNC Bancorp	8,996	153
* Phoenix Cos. Inc.	2,485	151
Ares Commercial Real Estate Corp.	12,473	149

* CareTrust REIT Inc.	9,142	148
Peoples Bancorp Inc.	6,079	147
First Bancorp	8,594	147
* Ladenburg Thalmann Financial Services Inc.	43,869	147
Clifton Bancorp Inc.	11,553	146
Southwest Bancorp Inc.	8,632	146
Financial Institutions Inc.	6,044	143
Central Pacific Financial Corp.	7,470	143
Federal Agricultural Mortgage Corp.	4,681	142
* HomeTrust Bancshares Inc.	9,068	142
Gladstone Commercial Corp.	8,000	141
Mercantile Bank Corp.	7,298	140
* Citizens Inc. Class A	19,186	140
Park Sterling Corp.	19,482	139
Hannon Armstrong Sustainable Infrastructure Capital Inc.	9,872	139
Banc of California Inc.	12,550	138
Univest Corp. of Pennsylvania	7,087	137
United Insurance Holdings Corp.	7,257	136
Bank of Kentucky Financial Corp.	2,909	136
OmniAmerican Bancorp Inc.	5,043	136
* Flagstar Bancorp Inc.	8,848	135
* NewStar Financial Inc.	11,941	134
First of Long Island Corp.	5,267	133
Meadowbrook Insurance Group Inc.	21,854	133
* Walker & Dunlop Inc.	8,362	132
Bank Mutual Corp.	20,306	131
Preferred Bank	5,116	131
State Auto Financial Corp.	6,610	130
Bridge Bancorp Inc.	5,082	130
Bank of Marin Bancorp	2,546	129
* Bancorp Inc.	14,428	129
* Tree.com Inc.	2,834	128
First Defiance Financial Corp.	4,214	127
* INTL. FCStone Inc.	7,071	125
* Ladder Capital Corp. Class A	6,592	125
Arrow Financial Corp.	4,769	123
One Liberty Properties Inc.	5,363	123
Fidelity & Guaranty Life	4,867	122
Independent Bank Corp.	10,000	121
Stonegate Bank	4,340	119
* Pacific Premier Bancorp Inc.	7,494	119
* NewBridge Bancorp	14,669	119
Camden National Corp.	3,239	117
West Bancorporation Inc.	7,490	117
Talmer Bancorp Inc. Class A	8,352	116
Crawford & Co. Class B	12,926	116
* MoneyGram International Inc.	13,411	116
United Community Financial Corp.	22,464	115
Fidelity Southern Corp.	7,476	114
* Marcus & Millichap Inc.	3,617	112
CNB Financial Corp.	6,308	111
First Community Bancshares Inc.	7,032	109
Pacific Continental Corp.	7,841	109
HomeStreet Inc.	6,570	107
Seacoast Banking Corp. of Florida	8,368	106
Citizens & Northern Corp.	5,420	106
First Connecticut Bancorp Inc.	7,045	105

Armada Hoffler Properties Inc.	11,062	105
Horizon Bancorp	4,307	105
Suffolk Bancorp	5,049	104
Baldwin & Lyons Inc.	4,063	104
Moelis & Co. Class A	3,214	104
* Global Indemnity plc	3,800	102
Oppenheimer Holdings Inc. Class A	4,448	102
ESB Financial Corp.	5,641	101
* PennyMac Financial Services Inc. Class A	6,307	101
Peapack Gladstone Financial Corp.	5,639	100
Consolidated-Tomoka Land Co.	1,867	100
* Bridge Capital Holdings	4,236	98
Calamos Asset Management Inc. Class A	7,233	98
* TriState Capital Holdings Inc.	9,636	97
Penns Woods Bancorp Inc.	2,189	97
* Meridian Bancorp Inc.	8,862	97
Republic Bancorp Inc. Class A	4,268	97
Guaranty Bancorp	6,525	97
Meta Financial Group Inc.	2,711	95
Charter Financial Corp.	8,423	94
National Interstate Corp.	3,291	94
OceanFirst Financial Corp.	5,846	94
BankFinancial Corp.	8,136	93
National Bankshares Inc.	3,081	93
CatchMark Timber Trust Inc. Class A	8,298	92
CorEnergy Infrastructure Trust Inc.	13,801	92
* CU Bancorp	4,681	92
Manning & Napier Inc.	5,971	91
Gain Capital Holdings Inc.	10,098	89
* SWS Group Inc.	12,749	89
* Kearny Financial Corp.	6,295	89
* FBR & Co.	3,555	89
Northrim BanCorp Inc.	3,240	89
Fox Chase Bancorp Inc.	5,355	89
* FCB Financial Holdings Inc. Class A	3,609	87
Ames National Corp.	3,600	85
Sierra Bancorp	5,354	85
Kansas City Life Insurance Co.	1,755	84
MidWestOne Financial Group Inc.	2,990	82
* Franklin Financial Corp.	4,138	82
American National Bankshares Inc.	3,458	81
UMH Properties Inc.	8,428	81
Territorial Bancorp Inc.	3,812	79
Heritage Oaks Bancorp	10,387	76
Heritage Commerce Corp.	9,161	75
* Stonegate Mortgage Corp.	6,234	75
Enterprise Bancorp Inc.	3,191	75
First Business Financial Services Inc.	1,723	74
* AV Homes Inc.	4,938	74
* Atlas Financial Holdings Inc.	5,019	74
First Bancorp Inc.	4,194	73
* Hallmark Financial Services Inc.	6,193	73
First Financial Northwest Inc.	6,156	72
EMC Insurance Group Inc.	2,346	70
Merchants Bancshares Inc.	2,442	70
Owens Realty Mortgage Inc.	4,698	69
* Consumer Portfolio Services Inc.	9,269	68

* Square 1 Financial Inc. Class A	3,166	68
Capital City Bank Group Inc.	4,648	67
* Sun Bancorp Inc.	3,569	66
* Cascade Bancorp	13,521	66
MidSouth Bancorp Inc.	3,624	64
Macatawa Bank Corp.	12,551	64
* Regional Management Corp.	4,655	63
* BBX Capital Corp.	3,754	62
Trade Street Residential Inc.	8,097	61
Donegal Group Inc. Class A	3,892	61
* Opus Bank	2,237	60
Century Bancorp Inc. Class A	1,498	58
Resource America Inc. Class A	6,479	57
Old Line Bancshares Inc.	3,655	56
* Nicholas Financial Inc.	4,521	56
* Higher One Holdings Inc.	15,421	55
* Heritage Insurance Holdings Inc.	3,010	52
* Republic First Bancorp Inc.	13,496	51
* JG Wentworth Co.	5,187	49
* CommunityOne Bancorp	4,659	49
Independence Holding Co.	3,460	48
Pzena Investment Management Inc. Class A	4,993	43
* Ashford Inc.	363	43
RCS Capital Corp. Class A	4,118	41
* UCP Inc.	3,562	41
Silvercrest Asset Management Group Inc. Class A	2,543	36
* Green Bancorp Inc.	2,056	33
Palmetto Bancshares Inc.	1,961	31
CIFC Corp.	2,992	26
* C1 Financial Inc.	1,427	26
ServisFirst Bancshares Inc.	816	26
* Tiptree Financial Inc. Class A	3,441	25
* Hampton Roads Bankshares Inc.	14,828	24
* Blackhawk Network Holdings Inc.	646	23
* Trupanion Inc.	3,659	22
* Tejon Ranch Co. Warrants Exp. 8/31/2016	782	1
		194,001
Health Care (14.2%)
* Isis Pharmaceuticals Inc.	52,581	2,723
* Puma Biotechnology Inc.	10,384	2,357
* Team Health Holdings Inc.	31,411	1,795
* DexCom Inc.	33,506	1,724
* Cepheid	31,182	1,718
STERIS Corp.	26,425	1,685
West Pharmaceutical Services Inc.	31,605	1,644
HealthSouth Corp.	39,399	1,620
* NPS Pharmaceuticals Inc.	47,551	1,578
* Pacira Pharmaceuticals Inc.	15,946	1,498
* PAREXEL International Corp.	25,436	1,488
* WellCare Health Plans Inc.	19,634	1,448
* Avanir Pharmaceuticals Inc.	85,941	1,282
* Acadia Healthcare Co. Inc.	19,108	1,185
* Insulet Corp.	24,751	1,153
* Akorn Inc.	27,865	1,117
* Receptos Inc.	8,212	1,111
* ACADIA Pharmaceuticals Inc.	35,185	1,051
* Medidata Solutions Inc.	24,198	1,033

*	Impax Laboratories Inc.	31,420	1,004
*	Amsurg Corp.	18,914	975
	Owens & Minor Inc.	28,182	964
*	Nektar Therapeutics	57,058	951
*	MWI Veterinary Supply Inc.	5,763	942
*	Exact Sciences Corp.	37,142	922
*	NuVasive Inc.	20,937	920
	Chemed Corp.	7,873	867
*	Haemonetics Corp.	23,355	862
*	Dyax Corp.	60,358	847
*	HMS Holdings Corp.	39,337	821
*	Celldex Therapeutics Inc.	39,611	803
*	Thoratec Corp.	25,182	785
*	Auxilium Pharmaceuticals Inc.	22,603	781
*	Synageva BioPharma Corp.	9,616	781
*	Prestige Brands Holdings Inc.	23,269	778
*	Air Methods Corp.	17,497	777
*	Medicines Co.	28,825	773
*	Magellan Health Inc.	12,394	758
*	Ironwood Pharmaceuticals Inc. Class A	53,735	744
*	OPKO Health Inc.	88,556	742
*	Neogen Corp.	16,490	731
*	Molina Healthcare Inc.	13,400	685
*	Acorda Therapeutics Inc.	18,465	673
*	Globus Medical Inc.	29,184	672
*	Neurocrine Biosciences Inc.	33,628	670
*	Wright Medical Group Inc.	22,440	657
	Cantel Medical Corp.	14,981	652
*	Keryx Biopharmaceuticals Inc.	40,557	645
*	ABIOMED Inc.	18,023	640
*	Cyberonics Inc.	11,926	635
*	Catalent Inc.	21,856	629
*	WebMD Health Corp.	17,178	628
*,^ MannKind Corp.		101,308	623
*	Agios Pharmaceuticals Inc.	6,128	618
*	ExamWorks Group Inc.	15,619	615
*	Spectranetics Corp.	18,715	614
	PDL BioPharma Inc.	71,182	588
*	Novavax Inc.	107,157	572
	Abaxis Inc.	9,942	571
	Kindred Healthcare Inc.	28,612	569
*	Masimo Corp.	21,397	562
*	Achillion Pharmaceuticals Inc.	43,571	561
*	Lannett Co. Inc.	11,393	560
*	HeartWare International Inc.	7,544	555
	Theravance Inc.	36,615	554
*	Greatbatch Inc.	11,009	546
*	Integra LifeSciences Holdings Corp.	11,075	545
*	Portola Pharmaceuticals Inc.	19,030	535
*	Omnicell Inc.	16,507	532
*	ARIAD Pharmaceuticals Inc.	74,419	529
*	MedAssets Inc.	27,060	523
*	Clovis Oncology Inc.	10,935	520
*	Anacor Pharmaceuticals Inc.	14,872	513
	Select Medical Holdings Corp.	35,494	512
	CONMED Corp.	12,033	511
*	ICU Medical Inc.	6,057	507

* Ligand Pharmaceuticals Inc.	9,356	504
* Natus Medical Inc.	14,478	496
* PTC Therapeutics Inc.	10,901	488
* NxStage Medical Inc.	27,729	479
* MiMedx Group Inc.	42,032	465
* Chimerix Inc.	12,169	429
* Tornier NV	16,050	428
* Intrexon Corp.	16,091	427
* Arena Pharmaceuticals Inc.	99,162	415
Analogic Corp.	5,605	408
* Merrimack Pharmaceuticals Inc.	44,321	406
* Depomed Inc.	26,181	406
* Bluebird Bio Inc.	9,832	405
* Halozyme Therapeutics Inc.	45,844	403
* ImmunoGen Inc.	38,742	399
* Fluidigm Corp.	12,667	391
* Cardiovascular Systems Inc.	12,486	383
* Horizon Pharma plc	29,382	376
* Endologix Inc.	28,901	371
* Sangamo BioSciences Inc.	30,680	371
* AMN Healthcare Services Inc.	20,990	359
* AMAG Pharmaceuticals Inc.	9,658	359
* Zeltiq Aesthetics Inc.	13,125	359
* Quidel Corp.	12,871	359
Ensign Group Inc.	9,023	356
* NewLink Genetics Corp.	9,056	354
* BioCryst Pharmaceuticals Inc.	31,635	342
* IPC The Hospitalist Co. Inc.	7,737	341
* Hanger Inc.	15,896	341
* Capital Senior Living Corp.	13,137	334
Quality Systems Inc.	22,493	331
* Repligen Corp.	14,465	331
* Omeros Corp.	14,773	330
* Infinity Pharmaceuticals Inc.	21,915	329
* Emergent Biosolutions Inc.	13,137	327
* Orexigen Therapeutics Inc.	55,318	320
* Insmed Inc.	22,452	317
* Amedisys Inc.	12,407	315
* Cambrex Corp.	13,839	315
* Bio-Reference Laboratories Inc.	11,087	314
* Luminex Corp.	16,932	313
* Sarepta Therapeutics Inc.	18,364	311
Meridian Bioscience Inc.	18,761	309
* Tetraphase Pharmaceuticals Inc.	11,624	307
* TESARO Inc.	8,757	302
* KYTHERA Biopharmaceuticals Inc.	7,871	301
* Affymetrix Inc.	32,947	301
Computer Programs & Systems Inc.	5,041	296
* PharMerica Corp.	13,541	295
* Prothena Corp. plc	12,034	292
* BioDelivery Sciences International Inc.	18,892	290
* Merit Medical Systems Inc.	19,549	289
* Sagent Pharmaceuticals Inc.	9,880	285
National Healthcare Corp.	4,674	282
* Acceleron Pharma Inc.	7,255	281
* Cynosure Inc. Class A	10,077	278
* Gentiva Health Services Inc.	14,226	276

*	Aegerion Pharmaceuticals Inc.	13,012	274
*	Ophthotech Corp.	6,311	272
*	Raptor Pharmaceutical Corp.	28,272	272
*	Anika Therapeutics Inc.	6,546	268
*	Geron Corp.	71,641	264
*,^ Inovio Pharmaceuticals Inc.		27,225	264
*	Triple-S Management Corp. Class B	11,326	262
*	MacroGenics Inc.	9,179	259
*	Karyopharm Therapeutics Inc.	6,162	258
*	Volcano Corp.	23,224	257
*	Momenta Pharmaceuticals Inc.	21,822	256
*	Genomic Health Inc.	7,284	242
*	Accuray Inc.	34,746	239
*	LDR Holding Corp.	7,271	237
*	Orthofix International NV	8,364	234
*	Array BioPharma Inc.	57,615	232
	Atrion Corp.	699	227
*	XenoPort Inc.	25,402	226
*	Healthways Inc.	14,338	223
*	AtriCure Inc.	11,918	223
*	Progenics Pharmaceuticals Inc.	31,668	220
*	OraSure Technologies Inc.	24,371	220
*	Spectrum Pharmaceuticals Inc.	29,838	215
	US Physical Therapy Inc.	5,489	213
*	XOMA Corp.	37,253	212
*	Enanta Pharmaceuticals Inc.	4,513	212
	Invacare Corp.	13,996	212
*	GenMark Diagnostics Inc.	18,075	205
*	Providence Service Corp.	5,236	205
*	Vanda Pharmaceuticals Inc.	15,611	203
*	Accelerate Diagnostics Inc.	10,013	202
*	BioScrip Inc.	31,151	202
	Phibro Animal Health Corp. Class A	6,393	195
*	Vascular Solutions Inc.	7,493	193
*	SciClone Pharmaceuticals Inc.	22,462	191
*	AngioDynamics Inc.	10,778	189
*	TherapeuticsMD Inc.	49,006	188
*	Relypsa Inc.	7,313	182
*	Surgical Care Affiliates Inc.	5,677	181
*	Pacific Biosciences of California Inc.	26,419	179
*	Dynavax Technologies Corp.	12,014	179
*	Albany Molecular Research Inc.	10,727	175
*,^ Organovo Holdings Inc.		27,117	171
*	OvaScience Inc.	6,741	170
*	Insys Therapeutics Inc.	4,358	169
*	Aratana Therapeutics Inc.	12,711	168
*	Theravance Biopharma Inc.	10,645	168
*	Universal American Corp.	19,076	168
*	CorVel Corp.	4,832	167
*	Rockwell Medical Inc.	18,626	167
*	ANI Pharmaceuticals Inc.	3,000	162
*	Kite Pharma Inc.	3,776	159
*	Immunomedics Inc.	38,375	158
*,^ ZIOPHARM Oncology Inc.		36,828	155
*	Five Prime Therapeutics Inc.	7,519	155
*	STAAR Surgical Co.	16,706	154
*	TG Therapeutics Inc.	10,238	153

*,^ Unilife Corp.		48,745	153
*	Sequenom Inc.	50,650	152
*	IGI Laboratories Inc.	14,453	151
*	Pernix Therapeutics Holdings Inc.	14,514	151
*	Cempra Inc.	10,322	149
*	Symmetry Medical Inc.	16,402	148
*	Cross Country Healthcare Inc.	13,524	144
*	Foundation Medicine Inc.	6,093	144
*	Cerus Corp.	31,766	144
*	Exelixis Inc.	84,936	141
	Landauer Inc.	4,164	137
*	Arrowhead Research Corp.	23,417	136
*	Ultragenyx Pharmaceutical Inc.	3,104	135
*	VIVUS Inc.	39,136	131
*	CTI BioPharma Corp.	59,571	130
*	ZS Pharma Inc.	2,991	128
*	Epizyme Inc.	5,586	128
*	Synergy Pharmaceuticals Inc.	42,753	127
*	LHC Group Inc.	5,395	127
*	Antares Pharma Inc.	54,691	126
*	SurModics Inc.	5,930	125
	CryoLife Inc.	12,268	124
*	Hyperion Therapeutics Inc.	5,937	122
*	OncoMed Pharmaceuticals Inc.	5,513	121
*	RTI Surgical Inc.	24,745	121
*	Aerie Pharmaceuticals Inc.	4,582	121
*	RadNet Inc.	14,266	120
*	Avalanche Biotechnologies Inc.	3,023	119
*	Peregrine Pharmaceuticals Inc.	80,100	119
*	Regulus Therapeutics Inc.	6,196	116
*	HealthEquity Inc.	4,582	114
*	BioTelemetry Inc.	11,514	114
*	Supernus Pharmaceuticals Inc.	12,776	113
*	Osiris Therapeutics Inc.	8,565	113
*	Endocyte Inc.	16,516	107
*	Intra-Cellular Therapies Inc.	7,458	107
	POZEN Inc.	11,872	106
*	Merge Healthcare Inc.	33,133	104
*	Auspex Pharmaceuticals Inc.	4,252	103
*	Lexicon Pharmaceuticals Inc.	99,692	102
*	Exactech Inc.	4,542	101
*	Almost Family Inc.	3,640	100
*	Sage Therapeutics Inc.	2,516	99
*	Retrophin Inc.	9,840	99
	Utah Medical Products Inc.	1,700	99
*,^ Galena Biopharma Inc.		55,035	98
*	Synta Pharmaceuticals Corp.	28,384	90
*	Sucampo Pharmaceuticals Inc. Class A	7,652	90
*	Esperion Therapeutics Inc.	2,732	86
*	Repros Therapeutics Inc.	10,074	86
*	Verastem Inc.	9,149	85
*	Immune Design Corp.	2,666	85
*	Neuralstem Inc.	29,995	84
*	Derma Sciences Inc.	10,241	84
*	Five Star Quality Care Inc.	19,019	84
*,^ Northwest Biotherapeutics Inc.		15,502	83
*	Rigel Pharmaceuticals Inc.	38,187	82

* Idera Pharmaceuticals Inc.	26,261	82
* Navidea Biopharmaceuticals Inc.	65,759	82
* Agenus Inc.	27,148	80
* Bio-Path Holdings Inc.	32,009	79
* Heron Therapeutics Inc.	10,142	78
* Xencor Inc.	6,833	77
* Radius Health Inc.	3,070	76
* Otonomy Inc.	3,147	76
* Adeptus Health Inc. Class A	2,469	75
* Oxford Immunotec Global plc	5,670	74
* K2M Group Holdings Inc.	3,850	73
* Stemline Therapeutics Inc.	4,871	72
* Alimera Sciences Inc.	12,324	72
* BioTime Inc.	22,421	72
* Skilled Healthcare Group Inc.	10,312	72
* Zafgen Inc.	3,023	71
* Corcept Therapeutics Inc.	23,238	70
* Castlight Health Inc. Class B	5,652	70
* AcelRx Pharmaceuticals Inc.	10,533	70
* Ohr Pharmaceutical Inc.	9,178	70
* Threshold Pharmaceuticals Inc.	23,736	69
* Addus HomeCare Corp.	2,939	68
* Cytokinetics Inc.	14,372	67
* Enzo Biochem Inc.	14,721	67
* NanoString Technologies Inc.	4,383	65
* Oncothyreon Inc.	36,755	64
* Ampio Pharmaceuticals Inc.	18,155	62
* Revance Therapeutics Inc.	3,746	62
* Zogenix Inc.	53,583	61
* CytRx Corp.	24,336	61
* BioSpecifics Technologies Corp.	1,587	60
* ChemoCentryx Inc.	12,966	60
* Actinium Pharmaceuticals Inc.	10,268	59
* Ardelyx Inc.	2,161	58
* Inogen Inc.	2,370	58
* Alder Biopharmaceuticals Inc.	3,492	57
* NanoViricides Inc.	17,486	56
* National Research Corp. Class A	3,931	56
* Applied Genetic Technologies Corp.	2,744	55
* Versartis Inc.	3,024	54
* Sunesis Pharmaceuticals Inc.	21,607	51
* Alliance HealthCare Services Inc.	2,196	49
* Tandem Diabetes Care Inc.	3,412	48
* Kindred Biosciences Inc.	4,915	47
* T2 Biosystems Inc.	2,621	47
* Vital Therapies Inc.	2,257	47
* Mirati Therapeutics Inc.	3,129	46
* Intersect ENT Inc.	2,568	44
* TriVascular Technologies Inc.	3,245	44
* Ocular Therapeutix Inc.	2,516	43
* Amphastar Pharmaceuticals Inc.	4,043	42
* Akebia Therapeutics Inc.	3,419	41
* NeoStem Inc.	10,322	41
* Imprivata Inc.	2,596	38
* Flexion Therapeutics Inc.	2,113	36
* Galectin Therapeutics Inc.	7,858	31
* Pain Therapeutics Inc.	16,592	30

* Cellular Dynamics International Inc.	4,238	28
* Achaogen Inc.	3,012	28
* TransEnterix Inc.	12,504	26
* Eleven Biotherapeutics Inc.	2,122	24
* Cara Therapeutics Inc.	2,513	23
* Veracyte Inc.	3,338	22
* Dicerna Pharmaceuticals Inc.	1,637	19
* Adamas Pharmaceuticals Inc.	1,276	19
* Genocea Biosciences Inc.	1,814	16
* Loxo Oncology Inc.	1,586	16
* National Research Corp. Class B	386	13
* Cytori Therapeutics Inc.	27,931	12
* Egalet Corp.	1,597	10
* Roka Bioscience Inc.	2,197	9
* Regado Biosciences Inc.	6,734	6
		110,570
Materials & Processing (6.5%)
* Graphic Packaging Holding Co.	146,213	1,820
PolyOne Corp.	42,096	1,570
Belden Inc.	19,500	1,424
Axiall Corp.	31,300	1,355
Sensient Technologies Corp.	22,138	1,305
Watsco Inc.	11,571	1,175
* Berry Plastics Group Inc.	40,190	1,163
Minerals Technologies Inc.	15,409	1,144
* KapStone Paper and Packaging Corp.	37,845	1,130
* Polypore International Inc.	20,233	1,041
HB Fuller Co.	22,456	970
* Louisiana-Pacific Corp.	63,015	960
* Chemtura Corp.	40,474	943
* Rexnord Corp.	33,567	925
Olin Corp.	35,283	888
Balchem Corp.	13,650	887
Worthington Industries Inc.	23,094	871
Commercial Metals Co.	52,588	859
Mueller Industries Inc.	25,458	835
* Masonite International Corp.	13,227	775
US Silica Holdings Inc.	24,043	755
* Stillwater Mining Co.	53,840	707
Mueller Water Products Inc. Class A	70,725	671
RBC Bearings Inc.	10,323	656
* Century Aluminum Co.	22,798	630
* Trex Co. Inc.	14,888	627
* Boise Cascade Co.	17,467	623
Tronox Ltd. Class A	27,247	614
Simpson Manufacturing Co. Inc.	18,327	608
* Clearwater Paper Corp.	9,058	600
* Beacon Roofing Supply Inc.	21,879	593
Apogee Enterprises Inc.	12,894	583
Kaiser Aluminum Corp.	8,011	583
Schweitzer-Mauduit International Inc.	13,510	578
Innophos Holdings Inc.	9,734	526
* Cabot Microelectronics Corp.	10,859	514
A Schulman Inc.	13,187	505
* Resolute Forest Products Inc.	29,369	492
PH Glatfelter Co.	19,417	492
Globe Specialty Metals Inc.	28,289	490

Quaker Chemical Corp.	5,967	486
* Calgon Carbon Corp.	23,525	480
Innospec Inc.	11,008	472
* AK Steel Holding Corp.	79,678	472
* Headwaters Inc.	33,158	464
Interface Inc. Class A	30,009	454
Universal Forest Products Inc.	9,053	432
Neenah Paper Inc.	7,476	428
* Ferro Corp.	31,617	407
AAON Inc.	19,072	395
OM Group Inc.	14,495	394
Hecla Mining Co.	154,911	366
Stepan Co.	8,681	359
* Intrepid Potash Inc.	25,178	359
* Horsehead Holding Corp.	22,893	358
Quanex Building Products Corp.	16,926	335
* Taminco Corp.	12,872	334
* Nortek Inc.	4,119	328
Materion Corp.	9,300	323
* RTI International Metals Inc.	13,861	318
Deltic Timber Corp.	5,017	312
* LSB Industries Inc.	8,730	289
Aceto Corp.	13,019	273
* Kraton Performance Polymers Inc.	14,855	273
Schnitzer Steel Industries Inc.	11,885	271
Koppers Holdings Inc.	9,235	270
Haynes International Inc.	5,607	252
Comfort Systems USA Inc.	17,115	246
* NCI Building Systems Inc.	12,730	238
Griffon Corp.	18,209	227
LB Foster Co. Class A	4,713	218
Tredegar Corp.	11,355	208
Myers Industries Inc.	12,575	205
* PGT Inc.	21,594	203
* Gibraltar Industries Inc.	14,145	203
* Coeur Mining Inc.	46,790	192
Wausau Paper Corp.	18,415	183
Insteel Industries Inc.	8,389	183
Hawkins Inc.	4,637	183
* Unifi Inc.	6,392	182
* US Concrete Inc.	6,429	181
NN Inc.	8,100	172
* Patrick Industries Inc.	3,683	164
Advanced Drainage Systems Inc.	6,675	157
* Landec Corp.	11,806	155
* OMNOVA Solutions Inc.	20,662	138
* Northwest Pipe Co.	4,146	137
American Vanguard Corp.	12,560	137
Zep Inc.	10,030	137
* Rentech Inc.	102,651	132
* Builders FirstSource Inc.	19,923	123
Kronos Worldwide Inc.	9,135	119
* Ply Gem Holdings Inc.	9,316	117
Global Brass & Copper Holdings Inc.	9,312	114
FutureFuel Corp.	9,877	110
* Senomyx Inc.	18,550	108
Chase Corp.	3,144	107

*	Stock Building Supply Holdings Inc.	6,361	102
	Dynamic Materials Corp.	6,082	98
*	Continental Building Products Inc.	5,110	85
	KMG Chemicals Inc.	4,338	81
*	AEP Industries Inc.	1,777	80
*,^ Molycorp Inc.		79,422	79
	Culp Inc.	4,178	78
*	Trinseo SA	5,037	77
*	Universal Stainless & Alloy Products Inc.	3,058	75
	Noranda Aluminum Holding Corp.	19,344	74
*,^ Allied Nevada Gold Corp.		48,157	70
*	Installed Building Products Inc.	4,001	68
	Ampco-Pittsburgh Corp.	3,707	68
*	Handy & Harman Ltd.	1,785	67
	Olympic Steel Inc.	4,008	65
*	UFP Technologies Inc.	2,927	64
	LSI Industries Inc.	9,469	64
	Gold Resource Corp.	16,481	59
*	Shiloh Industries Inc.	3,619	59
	United States Lime & Minerals Inc.	859	59
	Oil-Dri Corp. of America	2,127	58
*	Ryerson Holding Corp.	4,817	52
*	Dixie Group Inc.	6,534	50
	Omega Flex Inc.	1,278	38
*	Aspen Aerogels Inc.	2,888	23
	NL Industries Inc.	2,967	23
*	TCP International Holdings Ltd.	3,128	17
*	Marrone Bio Innovations Inc.	5,028	12
			50,515
Other (0.1%)[2]
*	Axalta Coating Systems Ltd.	3,967	94
*	Paramount Group Inc.	4,667	88
*	Leap Wireless International Inc CVR	22,395	56
*	VWR Corp.	1,786	48
*	STORE Capital Corp.	2,100	44
*	Smart & Final Stores Inc.	2,063	32
*	Vivint Solar Inc.	2,733	28
*	Furiex Pharmaceuticals Inc. CVR	2,795	27
*	INC Research Holdings Inc. Class A	1,033	25
*	HubSpot Inc.	490	17
*	Calithera Biosciences Inc.	1,576	17
*	Wayfair Inc.	692	17
*	Nevro Corp.	562	15
*	Dermira Inc.	839	14
*	Diplomat Pharmacy Inc.	520	14
*	Freshpet Inc.	698	12
*	Coherus Biosciences Inc.	703	10
*	Neothetics Inc.	720	8
*	Boot Barn Holdings Inc.	350	8
*	Yodlee Inc.	338	4
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
*	Cubist Pharmaceuticals, Inc. CVR	13,664	2
*	Omthera Pharmaceuticals Inc. CVR	2,012	1
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	680	1
			585

Producer Durables (13.2%)
* Teledyne Technologies Inc.	16,783	1,794
* Esterline Technologies Corp.	14,228	1,691
* JetBlue Airways Corp.	111,262	1,628
MAXIMUS Inc.	30,273	1,586
HEICO Corp.	29,739	1,576
Woodward Inc.	29,653	1,533
Curtiss-Wright Corp.	21,551	1,528
CLARCOR Inc.	22,547	1,486
* Moog Inc. Class A	19,894	1,448
* Darling Ingredients Inc.	73,602	1,369
* Generac Holdings Inc.	30,783	1,335
Deluxe Corp.	22,385	1,308
EMCOR Group Inc.	30,090	1,304
EnerSys	20,984	1,274
* Swift Transportation Co.	38,122	1,108
Corporate Executive Board Co.	15,098	1,105
Bristow Group Inc.	15,918	1,020
Littelfuse Inc.	10,097	971
HNI Corp.	20,230	950
Convergys Corp.	45,515	949
Healthcare Services Group Inc.	31,376	946
* Electronics For Imaging Inc.	20,807	925
* WageWorks Inc.	15,757	921
* XPO Logistics Inc.	23,547	911
Knight Transportation Inc.	26,846	893
Barnes Group Inc.	24,317	893
Applied Industrial Technologies Inc.	18,732	878
Mobile Mini Inc.	20,953	869
Allegiant Travel Co. Class A	6,198	869
Actuant Corp. Class A	29,035	853
Herman Miller Inc.	26,588	808
Franklin Electric Co. Inc.	21,421	805
Tetra Tech Inc.	29,189	793
Watts Water Technologies Inc. Class A	12,803	774
* On Assignment Inc.	24,155	742
* Orbital Sciences Corp.	27,197	740
UniFirst Corp.	6,560	732
United Stationers Inc.	17,715	727
* Huron Consulting Group Inc.	10,472	724
MSA Safety Inc.	13,090	719
* Itron Inc.	17,435	704
* MasTec Inc.	29,218	704
* FTI Consulting Inc.	18,160	704
Harsco Corp.	36,300	703
* Advisory Board Co.	16,426	700
Greenbrier Cos. Inc.	12,324	684
Forward Air Corp.	13,864	679
ABM Industries Inc.	24,837	673
Matson Inc.	18,999	669
TAL International Group Inc.	15,108	668
* Proto Labs Inc.	10,035	651
* EnPro Industries Inc.	10,094	651
Steelcase Inc. Class A	36,714	643
Heartland Express Inc.	24,125	640
Scorpio Tankers Inc.	76,553	632
* OSI Systems Inc.	8,846	624

* TriMas Corp.	20,015	623
Granite Construction Inc.	17,342	622
Werner Enterprises Inc.	19,783	614
* Hub Group Inc. Class A	16,305	613
* Saia Inc.	10,939	607
* Korn/Ferry International	22,058	599
Aircastle Ltd.	28,572	591
* PHH Corp.	25,467	590
G&K Services Inc. Class A	8,828	575
Tennant Co.	8,172	551
* Chart Industries Inc.	13,505	536
* Rush Enterprises Inc. Class A	15,219	534
Brady Corp. Class A	21,195	530
CIRCOR International Inc.	7,825	524
* Taser International Inc.	24,318	522
* Atlas Air Worldwide Holdings Inc.	11,393	520
ArcBest Corp.	11,737	510
AZZ Inc.	11,313	507
* UTi Worldwide Inc.	41,269	487
H&E Equipment Services Inc.	13,879	486
Lindsay Corp.	5,450	479
Kaman Corp.	12,111	476
Albany International Corp.	12,691	474
* Dycom Industries Inc.	15,320	469
Cubic Corp.	9,085	467
Brink's Co.	21,453	466
AAR Corp.	17,863	458
* ACCO Brands Corp.	51,509	451
* GenCorp Inc.	26,999	451
Exponent Inc.	5,913	450
MTS Systems Corp.	6,692	444
Primoris Services Corp.	16,752	438
Ship Finance International Ltd.	26,305	437
ESCO Technologies Inc.	11,987	432
* FARO Technologies Inc.	7,780	427
* Tutor Perini Corp.	16,828	425
Federal Signal Corp.	28,390	424
Briggs & Stratton Corp.	21,093	423
Standex International Corp.	5,768	421
* TrueBlue Inc.	18,256	419
* Astronics Corp.	8,502	417
* ExlService Holdings Inc.	14,753	414
* Hawaiian Holdings Inc.	20,341	413
* Sykes Enterprises Inc.	17,785	412
McGrath RentCorp	11,679	412
Knoll Inc.	21,865	405
Sun Hydraulics Corp.	10,048	405
John Bean Technologies Corp.	13,154	399
US Ecology Inc.	9,731	388
* Advanced Energy Industries Inc.	18,561	379
* Team Inc.	9,232	375
Altra Industrial Motion Corp.	12,221	374
Raven Industries Inc.	16,448	370
* Blount International Inc.	22,330	367
Nordic American Tankers Ltd.	40,262	361
Badger Meter Inc.	6,519	359
* ICF International Inc.	9,005	349

*	Thermon Group Holdings Inc.	14,414	349
*	DXP Enterprises Inc.	5,846	344
	Encore Wire Corp.	9,352	343
	Hyster-Yale Materials Handling Inc.	4,639	341
	Textainer Group Holdings Ltd.	9,746	339
*	YRC Worldwide Inc.	14,117	339
*	Ascent Capital Group Inc. Class A	6,266	337
*	Wabash National Corp.	31,116	336
	GasLog Ltd.	19,010	335
	Astec Industries Inc.	8,523	335
	Insperity Inc.	10,251	335
*	Engility Holdings Inc.	7,959	335
*	Wesco Aircraft Holdings Inc.	23,677	331
*	Aegion Corp. Class A	17,146	327
	Gulfmark Offshore Inc.	12,162	317
*	RPX Corp.	23,934	314
*	Navigant Consulting Inc.	22,191	311
	Multi-Color Corp.	5,570	305
	General Cable Corp.	21,965	302
*	Republic Airways Holdings Inc.	22,556	300
*	Echo Global Logistics Inc.	10,656	299
	SkyWest Inc.	23,396	292
	Kforce Inc.	12,426	290
*,^ Plug Power Inc.		75,429	288
*	Roadrunner Transportation Systems Inc.	12,582	283
	Quad/Graphics Inc.	12,477	271
	Gorman-Rupp Co.	8,543	267
	Resources Connection Inc.	17,603	267
*	Modine Manufacturing Co.	21,603	263
	DHT Holdings Inc.	40,889	256
	American Railcar Industries Inc.	4,269	252
*	MYR Group Inc.	9,696	252
	Columbus McKinnon Corp.	9,075	242
*	Aerovironment Inc.	8,638	239
*	PHI Inc.	5,721	238
	Marten Transport Ltd.	10,917	235
	Park-Ohio Holdings Corp.	3,985	224
	Douglas Dynamics Inc.	9,709	224
*	TriNet Group Inc.	6,843	217
*	GrafTech International Ltd.	53,060	217
	Celadon Group Inc.	9,615	212
*	Great Lakes Dredge & Dock Corp.	27,576	209
*	Lydall Inc.	7,763	206
	Kadant Inc.	5,089	203
*	Scorpio Bulkers Inc.	60,828	199
	Titan International Inc.	19,971	198
*	Advanced Emissions Solutions Inc.	9,849	197
	Kelly Services Inc. Class A	12,528	193
	Forrester Research Inc.	4,758	189
*	TeleTech Holdings Inc.	8,044	188
*	Air Transport Services Group Inc.	23,564	187
*	Dice Holdings Inc.	16,927	184
	Argan Inc.	5,742	182
	Powell Industries Inc.	4,249	181
*	Monster Worldwide Inc.	41,452	180
*	GP Strategies Corp.	5,908	179
	Navios Maritime Holdings Inc.	35,963	174

	FreightCar America Inc.	5,534	160
	Heidrick & Struggles International Inc.	7,938	159
	Ennis Inc.	11,878	158
*	CBIZ Inc.	18,143	157
	Alamo Group Inc.	3,218	153
*	Quality Distribution Inc.	12,669	153
*	CAI International Inc.	7,151	152
	Kimball International Inc. Class B	15,487	145
*	Maxwell Technologies Inc.	13,702	141
*	SP Plus Corp.	6,706	139
	Graham Corp.	4,547	138
*	CRA International Inc.	4,463	133
*	Orion Marine Group Inc.	11,961	131
	Ceco Environmental Corp.	9,179	130
*	ServiceSource International Inc.	31,733	129
*	Power Solutions International Inc.	1,954	128
	NACCO Industries Inc. Class A	2,157	125
	Teekay Tankers Ltd. Class A	27,151	122
*	Mistras Group Inc.	7,142	122
*	Ducommun Inc.	4,742	118
*	InnerWorkings Inc.	15,296	114
*	Liquidity Services Inc.	10,719	113
*	Patriot Transportation Holding Inc.	2,878	108
*	Furmanite Corp.	16,985	108
*	Paylocity Holding Corp.	3,654	106
	CDI Corp.	6,147	106
*	Kratos Defense & Security Solutions Inc.	19,983	103
	Hackett Group Inc.	11,461	102
	Navios Maritime Acquisition Corp.	35,871	102
*,^ ExOne Co.		4,328	101
	Electro Rent Corp.	7,158	100
	Houston Wire & Cable Co.	7,747	99
	Hurco Cos. Inc.	2,835	98
	VSE Corp.	1,816	98
*	Titan Machinery Inc.	7,565	97
	Global Power Equipment Group Inc.	7,466	97
*	Vicor Corp.	7,727	94
*	Vishay Precision Group Inc.	5,452	91
	Miller Industries Inc.	4,940	89
*	Performant Financial Corp.	12,989	88
	Mesa Laboratories Inc.	1,172	86
^	Knightsbridge Shipping Ltd.	15,075	86
	Twin Disc Inc.	3,651	84
*	Accuride Corp.	17,557	82
	Safe Bulkers Inc.	16,977	81
	Ardmore Shipping Corp.	7,879	80
*	Commercial Vehicle Group Inc.	12,245	80
*	Energy Recovery Inc.	16,787	80
	Universal Truckload Services Inc.	2,872	79
*	Control4 Corp.	4,984	75
	Spartan Motors Inc.	15,001	75
*	Xerium Technologies Inc.	4,803	68
	Barrett Business Services Inc.	3,129	68
	Marlin Business Services Corp.	3,633	68
	Baltic Trading Ltd.	21,462	67
*	CHC Group Ltd.	14,632	67
*	Manitex International Inc.	6,094	67

*	Casella Waste Systems Inc. Class A	16,996	67
*	CUI Global Inc.	9,001	67
*	AM Castle & Co.	8,780	66
*	PRGX Global Inc.	12,642	66
*	LMI Aerospace Inc.	4,579	64
*	Heritage-Crystal Clean Inc.	3,894	64
*	Layne Christensen Co.	9,002	64
*	PAM Transportation Services Inc.	1,406	64
*	Sterling Construction Co. Inc.	8,786	59
*	Information Services Group Inc.	14,249	56
*	USA Truck Inc.	2,731	55
	Preformed Line Products Co.	1,136	54
*	Hill International Inc.	13,118	48
*	Global Sources Ltd.	7,096	46
*	General Finance Corp.	4,829	44
*	Dorian LPG Ltd.	3,194	43
	International Shipholding Corp.	2,458	41
	SIFCO Industries Inc.	1,109	36
*	Frontline Ltd.	28,930	36
*	Erickson Inc.	2,642	28
*	Ultrapetrol Bahamas Ltd.	9,401	22
*	Vertex Energy Inc.	5,199	19
*,^ ARC Group Worldwide Inc.		1,340	16
*	Corporate Resource Services Inc.	7,659	9
*	Quest Resource Holding Corp.	5,596	8
			103,079
Technology (14.6%)
*	RF Micro Devices Inc.	127,972	1,870
*	TriQuint Semiconductor Inc.	76,621	1,867
*	Ultimate Software Group Inc.	12,679	1,867
	FEI Co.	18,899	1,619
*	Verint Systems Inc.	26,749	1,610
*	Tyler Technologies Inc.	14,762	1,603
*	Cognex Corp.	38,836	1,581
*	Aspen Technology Inc.	41,177	1,554
	SS&C Technologies Holdings Inc.	30,463	1,540
*	Guidewire Software Inc.	30,388	1,534
*	Manhattan Associates Inc.	33,918	1,342
*	Cavium Inc.	23,654	1,339
*	Sapient Corp.	51,505	1,272
*	International Rectifier Corp.	31,875	1,271
*	Qlik Technologies Inc.	40,097	1,236
*	ViaSat Inc.	18,496	1,226
*	Microsemi Corp.	42,476	1,155
*	Dealertrack Technologies Inc.	23,964	1,130
*	Integrated Device Technology Inc.	59,677	1,114
	Anixter International Inc.	12,146	1,055
*	Take-Two Interactive Software Inc.	37,454	1,036
*	Synaptics Inc.	16,150	1,017
	Compuware Corp.	98,237	1,014
*	CommVault Systems Inc.	21,104	998
	Plantronics Inc.	19,004	991
*	ACI Worldwide Inc.	50,826	989
	Mentor Graphics Corp.	43,247	961
	Science Applications International Corp.	18,851	954
*	CACI International Inc. Class A	10,553	941
	SYNNEX Corp.	12,793	914

*	DigitalGlobe Inc.	33,721	911
*	Sanmina Corp.	37,008	910
	InterDigital Inc.	18,164	906
*	Fairchild Semiconductor International Inc. Class A	56,099	905
*	Aruba Networks Inc.	47,739	893
*	Silicon Laboratories Inc.	19,491	884
	Blackbaud Inc.	20,711	879
	MKS Instruments Inc.	24,021	875
*	Trulia Inc.	16,595	844
*	Entegris Inc.	62,535	842
	Monolithic Power Systems Inc.	17,364	836
*	Polycom Inc.	62,057	817
*	EPAM Systems Inc.	16,012	817
	Tessera Technologies Inc.	23,772	813
*	Ciena Corp.	47,181	780
*	Envestnet Inc.	15,096	772
*	Semtech Corp.	30,222	769
	Intersil Corp. Class A	57,834	758
*	Cornerstone OnDemand Inc.	23,859	758
*	Demandware Inc.	13,502	756
	Cypress Semiconductor Corp.	69,928	741
*	Infinera Corp.	54,376	741
*	Finisar Corp.	42,902	731
*	OmniVision Technologies Inc.	24,862	719
*	Proofpoint Inc.	16,437	714
*,^ Ambarella Inc.		12,778	703
*	MicroStrategy Inc. Class A	4,024	691
*	Synchronoss Technologies Inc.	15,860	679
*	NeuStar Inc. Class A	24,919	679
	Power Integrations Inc.	13,484	676
*	comScore Inc.	15,378	676
*	Veeco Instruments Inc.	17,800	666
	Methode Electronics Inc.	16,854	653
*	Acxiom Corp.	34,155	650
*	PMC-Sierra Inc.	76,959	627
*	Spansion Inc. Class A	26,811	627
*	NetScout Systems Inc.	16,156	616
*	Cray Inc.	18,315	615
*	Syntel Inc.	13,785	613
*	Coherent Inc.	11,053	612
*	Unisys Corp.	22,644	605
*	iGATE Corp.	16,338	604
*	Rambus Inc.	50,543	599
*	Progress Software Corp.	22,779	587
*	Plexus Corp.	15,047	587
*	FleetMatics Group plc	16,542	582
*	Rogers Corp.	8,170	579
*	Benchmark Electronics Inc.	23,898	568
*	NETGEAR Inc.	16,168	561
*	LogMeIn Inc.	10,747	543
	ADTRAN Inc.	24,990	522
	NIC Inc.	28,869	520
*	Super Micro Computer Inc.	15,584	519
*	Ellie Mae Inc.	12,671	513
*	Cirrus Logic Inc.	27,552	504
*	ScanSource Inc.	12,877	500
*	Universal Display Corp.	18,007	500

*	iRobot Corp.	13,285	484
	Monotype Imaging Holdings Inc.	17,497	484
*	RealPage Inc.	23,383	481
*	Virtusa Corp.	11,739	470
*	Loral Space & Communications Inc.	5,918	465
*,^ InvenSense Inc.		31,562	457
*	QLogic Corp.	39,366	454
*	Infoblox Inc.	24,321	438
*	Diodes Inc.	16,454	438
*	Bottomline Technologies de Inc.	17,739	435
*	Insight Enterprises Inc.	18,464	433
	Acacia Research Corp.	22,604	430
*	SPS Commerce Inc.	7,317	426
*	Imperva Inc.	9,983	425
*	Sonus Networks Inc.	110,960	411
*	VASCO Data Security International Inc.	13,036	388
*	Web.com Group Inc.	22,847	388
	CSG Systems International Inc.	15,390	387
	Ubiquiti Networks Inc.	13,151	380
*	Digital River Inc.	14,688	373
*	Marketo Inc.	11,574	370
*	Bankrate Inc.	30,264	354
	Brooks Automation Inc.	30,161	353
*	BroadSoft Inc.	12,905	348
*	Lattice Semiconductor Corp.	53,130	348
*	Interactive Intelligence Group Inc.	7,568	342
*	Rofin-Sinar Technologies Inc.	12,656	341
*	Ruckus Wireless Inc.	29,271	335
	Pegasystems Inc.	16,003	335
*	Callidus Software Inc.	20,899	334
	ManTech International Corp. Class A	10,814	326
*	Newport Corp.	17,996	317
*	LivePerson Inc.	24,469	317
*	II-VI Inc.	23,725	315
*	Qualys Inc.	8,827	313
*	AVG Technologies NV	15,780	310
*	Actua Corp.	18,141	306
*	PROS Holdings Inc.	10,643	304
*	CalAmp Corp.	16,223	303
*	Harmonic Inc.	42,864	300
	Comtech Telecommunications Corp.	6,945	276
*	Perficient Inc.	15,730	272
*	Ixia	26,185	272
*	Blucora Inc.	19,079	271
*	Fabrinet	15,975	268
	Micrel Inc.	20,258	264
	CTS Corp.	15,340	264
*	Amkor Technology Inc.	38,526	258
*	Photronics Inc.	28,100	253
*	Ultratech Inc.	12,660	247
*	Checkpoint Systems Inc.	18,875	241
*	DTS Inc.	7,416	239
	Park Electrochemical Corp.	9,498	234
*	Global Eagle Entertainment Inc.	17,429	231
*	Tangoe Inc.	17,631	229
^	Ebix Inc.	14,033	227
*	Kofax Ltd.	33,670	226

*	Cvent Inc.	8,199	221
*	Endurance International Group Holdings Inc.	13,212	220
	Epiq Systems Inc.	13,603	209
	EarthLink Holdings Corp.	47,208	207
*	RetailMeNot Inc.	14,011	206
	Daktronics Inc.	17,235	206
*	Comverse Inc.	10,208	205
*	ShoreTel Inc.	27,344	205
*	Applied Micro Circuits Corp.	34,495	204
*	Textura Corp.	8,501	204
*	Inphi Corp.	13,648	201
	Integrated Silicon Solution Inc.	13,788	200
*	FormFactor Inc.	24,555	197
*	Calix Inc.	18,235	193
*	Internap Network Services Corp.	24,365	193
*	Mercury Systems Inc.	14,880	192
*	Silicon Image Inc.	34,144	189
*	Xcerra Corp.	23,531	188
*	Intralinks Holdings Inc.	17,156	187
*	PDF Solutions Inc.	13,849	184
*	Violin Memory Inc.	34,968	183
*	SciQuest Inc.	12,085	180
	Oplink Communications Inc.	7,444	180
*	ARC Document Solutions Inc.	18,521	178
	American Science & Engineering Inc.	3,604	176
*	Emulex Corp.	31,508	170
*	GSI Group Inc.	13,216	168
*	KEYW Holding Corp.	15,075	163
*	TTM Technologies Inc.	24,083	163
*	Bazaarvoice Inc.	21,740	160
*	Extreme Networks Inc.	44,180	160
*	Exar Corp.	17,424	159
*	ChannelAdvisor Corp.	9,029	159
*	CEVA Inc.	9,155	158
	Black Box Corp.	6,784	157
*	ePlus Inc.	2,271	156
*	Nanometrics Inc.	10,358	154
*	RingCentral Inc. Class A	12,187	153
*	Quantum Corp.	95,835	151
*	Gigamon Inc.	10,552	151
*	Peregrine Semiconductor Corp.	12,136	151
*	Glu Mobile Inc.	41,105	150
*	NVE Corp.	2,112	149
*	Silicon Graphics International Corp.	15,073	145
*	Lionbridge Technologies Inc.	28,358	144
*	GrubHub Inc.	3,898	143
*	Rudolph Technologies Inc.	14,852	136
*	Luxoft Holding Inc. Class A	3,424	135
*,^ Rocket Fuel Inc.		8,003	131
*	M/A-COM Technology Solutions Holdings Inc.	5,250	130
*	Wix.com Ltd.	6,051	130
*	Kimball Electronics Inc.	11,616	128
*	Pericom Semiconductor Corp.	10,048	128
	Cohu Inc.	11,013	126
*	Barracuda Networks Inc.	3,459	124
*	Dot Hill Systems Corp.	26,174	122
	IXYS Corp.	10,667	122

*	Zendesk Inc.	4,958	118
*	Jive Software Inc.	19,592	116
*	Ultra Clean Holdings Inc.	13,294	116
	Bel Fuse Inc. Class B	4,340	115
*	Rally Software Development Corp.	10,847	114
*	Immersion Corp.	12,690	110
*	Sparton Corp.	4,417	110
*	Silver Spring Networks Inc.	15,272	110
*	DSP Group Inc.	10,000	108
*	Nimble Storage Inc.	4,043	107
*	Datalink Corp.	8,710	106
*	Axcelis Technologies Inc.	48,586	104
*	Ciber Inc.	33,868	103
*	Seachange International Inc.	14,878	100
*	Marin Software Inc.	11,492	99
*	VirnetX Holding Corp.	18,552	99
*	Kopin Corp.	28,776	98
	American Software Inc. Class A	10,747	97
*	Entropic Communications Inc.	40,652	97
*	MaxLinear Inc.	13,161	96
	PC Connection Inc.	4,176	93
*	Vocera Communications Inc.	9,627	93
	Reis Inc.	3,659	92
*	Carbonite Inc.	7,724	90
*	Brightcove Inc.	14,515	89
*	GTT Communications Inc.	6,144	87
*	Model N Inc.	8,405	87
*	KVH Industries Inc.	6,834	84
*	Vitesse Semiconductor Corp.	24,925	83
*	Telenav Inc.	11,885	82
*	Sapiens International Corp. NV	11,067	82
*	Paycom Software Inc.	2,845	82
*	Zix Corp.	25,852	82
*	Digi International Inc.	11,410	81
*	Alpha & Omega Semiconductor Ltd.	9,428	81
*	Q2 Holdings Inc.	4,315	80
*	Kemet Corp.	19,789	80
*	TechTarget Inc.	7,774	79
*	Cascade Microtech Inc.	5,576	77
*	Agilysys Inc.	6,267	77
*	Limelight Networks Inc.	27,897	76
*	Actuate Corp.	21,019	76
	Electro Scientific Industries Inc.	10,496	75
*	Intevac Inc.	10,429	74
*	Oclaro Inc.	40,839	74
	Alliance Fiber Optic Products Inc.	5,779	73
*,^ QuickLogic Corp.		24,053	73
*	Applied Optoelectronics Inc.	6,452	70
*	RealNetworks Inc.	9,891	69
*	E2open Inc.	10,116	68
*	Numerex Corp. Class A	6,174	68
	Tessco Technologies Inc.	2,414	67
	Digimarc Corp.	2,769	67
*	Mavenir Systems Inc.	5,216	66
*	Clearfield Inc.	4,974	65
*	TrueCar Inc.	3,392	65
*	TeleCommunication Systems Inc. Class A	20,927	64

*	Benefitfocus Inc.	2,320	63
*	Procera Networks Inc.	9,027	62
	Computer Task Group Inc.	6,567	61
*	Cinedigm Corp. Class A	33,381	59
*	Varonis Systems Inc.	2,474	59
*	Rubicon Technology Inc.	11,414	59
*	Unwired Planet Inc.	42,048	58
*	Millennial Media Inc.	32,881	57
*	ModusLink Global Solutions Inc.	16,426	54
*	OPOWER Inc.	3,385	53
	QAD Inc. Class A	2,597	51
*	MobileIron Inc.	5,397	50
*	Rubicon Project Inc.	3,452	49
*	Amber Road Inc.	3,893	46
*	Travelzoo Inc.	3,460	45
*,^ ParkerVision Inc.		43,111	44
*	Guidance Software Inc.	7,414	43
*	Everyday Health Inc.	3,299	43
*	YuMe Inc.	7,906	42
*	Globant SA	2,947	41
*	Viasystems Group Inc.	2,510	39
*	Multi-Fineline Electronix Inc.	3,866	39
*	Covisint Corp.	16,818	39
*	Park City Group Inc.	4,162	38
*	Tremor Video Inc.	15,474	38
*	Vringo Inc.	33,335	32
*	Rightside Group Ltd.	3,807	31
*	Cyan Inc.	11,990	30
*	Borderfree Inc.	2,610	26
*	Five9 Inc.	5,321	23
*	A10 Networks Inc.	5,546	23
*	Audience Inc.	6,111	21
*	Demand Media Inc.	3,807	21
*	Aerohive Networks Inc.	4,156	20
*,^ Revolution Lighting Technologies Inc.		13,158	16
*	Turtle Beach Corp.	3,061	12
*	Avid Technology Inc.	173	2
			113,704
Utilities (4.4%)
*	Dynegy Inc.	54,736	1,815
	Cleco Corp.	26,995	1,450
	IDACORP Inc.	22,508	1,398
	Piedmont Natural Gas Co. Inc.	34,868	1,307
	Portland General Electric Co.	34,985	1,290
	Southwest Gas Corp.	20,789	1,203
	j2 Global Inc.	21,268	1,203
	WGL Holdings Inc.	23,196	1,134
	New Jersey Resources Corp.	18,825	1,090
	Black Hills Corp.	19,943	1,077
	PNM Resources Inc.	35,566	1,030
	UIL Holdings Corp.	25,244	1,005
	Laclede Group Inc.	19,256	977
	ALLETE Inc.	18,978	967
	NorthWestern Corp.	17,547	934
	Avista Corp.	26,967	929
	ONE Gas Inc.	23,316	905
	South Jersey Industries Inc.	14,792	844

Cogent Communications Holdings Inc.	20,660	732
MGE Energy Inc.	15,385	677
El Paso Electric Co.	17,869	676
Consolidated Communications Holdings Inc.	22,563	618
American States Water Co.	17,182	600
Northwest Natural Gas Co.	12,013	559
Empire District Electric Co.	19,468	539
West Corp.	17,046	533
California Water Service Group	21,148	530
NRG Yield Inc. Class A	10,537	499
Otter Tail Corp.	16,441	473
Pattern Energy Group Inc. Class A	17,492	464
* Gogo Inc.	25,227	399
Abengoa Yield plc	12,819	362
* Globalstar Inc.	123,943	350
* Iridium Communications Inc.	36,394	348
* Cincinnati Bell Inc.	94,384	336
Shenandoah Telecommunications Co.	10,888	323
* 8x8 Inc.	40,043	312
Chesapeake Utilities Corp.	6,583	296
Atlantic Tele-Network Inc.	4,263	290
* Vonage Holdings Corp.	78,649	268
Inteliquent Inc.	14,137	260
* Premiere Global Services Inc.	21,834	230
* inContact Inc.	27,413	226
Ormat Technologies Inc.	8,095	222
Unitil Corp.	6,277	221
* Intelsat SA	12,511	220
SJW Corp.	7,035	211
* General Communication Inc. Class A	16,307	198
Connecticut Water Service Inc.	4,747	165
Middlesex Water Co.	6,972	154
Spok Holdings Inc.	9,448	150
* Pike Corp.	11,979	143
* FairPoint Communications Inc.	9,058	136
Lumos Networks Corp.	8,206	136
IDT Corp. Class B	7,700	130
* ORBCOMM Inc.	19,353	125
Atlantic Power Corp.	53,985	123
* Hawaiian Telcom Holdco Inc.	4,617	120
York Water Co.	5,647	114
* Pendrell Corp.	72,119	102
* Boingo Wireless Inc.	10,137	81
Artesian Resources Corp. Class A	3,338	72
* magicJack VocalTec Ltd.	7,779	63
NTELOS Holdings Corp.	7,527	63
Spark Energy Inc. Class A	1,312	18
		34,425
Total Common Stocks (Cost $686,629)		768,802

	Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund	0.116%		12,406,374	12,406

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.050%	12/10/10	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.100%	4/17/15	700	700
				800
Total Temporary Cash Investments (Cost $13,206)				13,206
Total Investments (100.4%) (Cost $699,835)				782,008
Other Assets and Liabilities-Net (-0.4%)[4]				(2,872)
Net Assets (100%)				779,136
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,932,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,379,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 2000 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	768,711	—	91
Temporary Cash Investments	12,406	800	—
Futures Contracts—Liabilities[1]	(164)	—	—
Total	780,953	800	91
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	86	10,076	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $699,958,000. Net unrealized appreciation of investment securities for tax purposes was $82,050,000, consisting of unrealized gains of $131,404,000 on securities that had risen in value since their purchase and $49,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.9%)
* Office Depot Inc.	100,091	664
American Eagle Outfitters Inc.	36,407	513
Time Inc.	20,658	495
Brunswick Corp.	8,639	429
* Life Time Fitness Inc.	7,190	398
* Houghton Mifflin Harcourt Co.	20,311	390
* TRI Pointe Homes Inc.	24,800	378
Marriott Vacations Worldwide Corp.	5,013	368
Cooper Tire & Rubber Co.	10,779	366
Meredith Corp.	6,724	355
Ryland Group Inc.	8,789	344
Rent-A-Center Inc.	9,851	340
Dana Holding Corp.	15,894	337
* Genesco Inc.	4,097	333
Group 1 Automotive Inc.	3,702	331
New York Times Co. Class A	25,911	329
* Meritage Homes Corp.	7,336	288
Guess? Inc.	11,425	259
Matthews International Corp. Class A	5,576	257
Bob Evans Farms Inc.	4,601	250
* Iconix Brand Group Inc.	5,909	239
Children's Place Inc.	4,108	230
* Express Inc.	14,790	221
* Helen of Troy Ltd.	3,308	214
* Penn National Gaming Inc.	14,689	209
* Belmond Ltd. Class A	18,010	204
* Standard Pacific Corp.	26,969	204
Finish Line Inc. Class A	6,744	192
Sonic Automotive Inc. Class A	7,450	192
MDC Holdings Inc.	7,268	191
* Crocs Inc.	14,237	189
DineEquity Inc.	1,892	188
* Barnes & Noble Inc.	7,721	180
Scholastic Corp.	4,959	176
Cato Corp. Class A	4,355	175
* TiVo Inc.	14,066	171
* BJ's Restaurants Inc.	3,382	166
International Speedway Corp. Class A	5,204	163
* Media General Inc.	10,130	155
* Lands' End Inc.	3,108	148
* Caesars Entertainment Corp.	8,393	142
Ethan Allen Interiors Inc.	4,761	141
Brown Shoe Co. Inc.	4,258	139
New Media Investment Group Inc.	6,825	139
* Vitamin Shoppe Inc.	2,884	138
* Regis Corp.	8,231	136
MDC Partners Inc. Class A	6,033	133
* Cooper-Standard Holding Inc.	2,416	130
National CineMedia Inc.	8,813	125

*	Meritor Inc.	8,727	123
*	Steiner Leisure Ltd.	2,772	123
	Stage Stores Inc.	5,977	122
*	Shutterfly Inc.	2,842	121
*	Biglari Holdings Inc.	326	121
*	Skechers U.S.A. Inc. Class A	1,917	118
*	EW Scripps Co. Class A	5,886	115
*	FTD Cos. Inc.	3,215	111
	Callaway Golf Co.	14,622	108
	Fred's Inc. Class A	6,950	108
*	M/I Homes Inc.	4,614	106
	AMC Entertainment Holdings Inc.	3,968	104
*	Pep Boys-Manny Moe & Jack	10,039	98
*	Ruby Tuesday Inc.	11,586	97
*	Hovnanian Enterprises Inc. Class A	22,019	95
*,^ Chegg Inc.		13,892	94
	Viad Corp.	3,855	93
*	Caesars Acquisition Co. Class A	8,621	90
*	MarineMax Inc.	4,675	87
	Men's Wearhouse Inc.	1,845	86
	Churchill Downs Inc.	884	85
*	Elizabeth Arden Inc.	4,882	85
*	Federal-Mogul Holdings Corp.	5,437	84
*	Journal Communications Inc. Class A	8,453	84
	Sonic Corp.	3,055	83
	Superior Industries International Inc.	4,452	81
	Haverty Furniture Cos. Inc.	3,800	80
	Columbia Sportswear Co.	1,685	76
	Inter Parfums Inc.	2,917	75
	Stein Mart Inc.	5,237	74
*	Career Education Corp.	12,678	74
	KB Home	4,137	73
*	Citi Trends Inc.	2,932	69
*	Eastman Kodak Co.	3,329	68
*	LeapFrog Enterprises Inc.	12,315	67
*	America's Car-Mart Inc.	1,243	64
*	Central Garden and Pet Co. Class A	7,337	61
*	Perry Ellis International Inc.	2,292	60
*	William Lyon Homes Class A	2,906	60
*	Beazer Homes USA Inc.	2,898	58
	Shoe Carnival Inc.	2,850	58
	Standard Motor Products Inc.	1,506	57
*	Eros International plc	2,640	57
	Marcus Corp.	3,390	56
	Harte-Hanks Inc.	9,035	55
	Movado Group Inc.	1,896	54
*	La Quinta Holdings Inc.	2,432	54
	National Presto Industries Inc.	903	53
*	Revlon Inc. Class A	1,594	53
	Arctic Cat Inc.	1,582	52
*	Scientific Games Corp. Class A	3,452	52
*	Denny's Corp.	5,387	52
*	Aeropostale Inc.	14,830	52
*	Carrols Restaurant Group Inc.	6,640	50
*	Entercom Communications Corp. Class A	4,654	49
	CSS Industries Inc.	1,688	49
	Carriage Services Inc. Class A	2,530	49

Remy International Inc.	2,496	46
Big 5 Sporting Goods Corp.	3,480	46
Speedway Motorsports Inc.	2,196	43
* K12 Inc.	3,744	43
Universal Technical Institute Inc.	4,087	43
AH Belo Corp. Class A	3,546	43
* Daily Journal Corp.	194	42
* WCI Communities Inc.	2,211	41
* Orbitz Worldwide Inc.	5,323	41
* Rosetta Stone Inc.	4,005	41
* 1-800-Flowers.com Inc. Class A	4,688	40
* Black Diamond Inc.	4,288	39
* Reading International Inc. Class A	3,258	39
La-Z-Boy Inc.	1,460	38
* McClatchy Co. Class A	11,523	38
* Lee Enterprises Inc.	10,641	38
* Central European Media Enterprises Ltd. Class A	13,305	38
Interval Leisure Group Inc.	1,723	37
* Boyd Gaming Corp.	2,924	37
* SFX Entertainment Inc.	8,334	36
* West Marine Inc.	3,298	36
* Skullcandy Inc.	3,795	36
Destination Maternity Corp.	2,229	36
Weyco Group Inc.	1,295	36
* Cumulus Media Inc. Class A	8,778	35
* ITT Educational Services Inc.	4,061	34
* EVINE Live Inc.	5,463	34
* LGI Homes Inc.	2,098	33
* Bridgepoint Education Inc.	3,086	33
* Tuesday Morning Corp.	1,540	33
Ruth's Hospitality Group Inc.	2,446	32
* Morgans Hotel Group Co.	3,849	31
* VOXX International Corp. Class A	3,666	31
* Monarch Casino & Resort Inc.	1,793	30
* Isle of Capri Casinos Inc.	4,085	30
* Nautilus Inc.	2,283	29
Lifetime Brands Inc.	1,960	29
Flexsteel Industries Inc.	921	29
Cracker Barrel Old Country Store Inc.	227	29
* Zumiez Inc.	810	29
* QuinStreet Inc.	6,353	29
* Sears Hometown and Outlet Stores Inc.	2,189	29
Johnson Outdoors Inc. Class A	929	28
* Destination XL Group Inc.	5,442	28
* Systemax Inc.	2,107	27
* Intrawest Resorts Holdings Inc.	2,534	27
* Fuel Systems Solutions Inc.	2,665	26
* JAKKS Pacific Inc.	3,519	26
* Burlington Stores Inc.	578	26
* Kirkland's Inc.	1,141	25
* Dex Media Inc.	2,803	24
* Sizmek Inc.	4,153	24
Bon-Ton Stores Inc.	2,754	23
* New Home Co. Inc.	1,584	23
Saga Communications Inc. Class A	543	22
* 2U Inc.	1,179	21
* Gaiam Inc. Class A	2,829	21

* Quiksilver Inc.	9,836	20
* Hemisphere Media Group Inc.	1,576	20
Escalade Inc.	1,475	20
* Empire Resorts Inc.	2,848	19
bebe stores inc	5,915	18
* Franklin Covey Co.	920	17
Salem Communications Corp. Class A	1,917	15
* Tilly's Inc. Class A	1,999	15
Strattec Security Corp.	140	15
* Build-A-Bear Workshop Inc.	656	13
* Rentrak Corp.	158	13
* Cenveo Inc.	6,551	12
* Weight Watchers International Inc.	423	12
* Stoneridge Inc.	1,075	12
* Stamps.com Inc.	230	11
* Century Communities Inc.	606	10
* hhgregg Inc.	1,407	9
* Sequential Brands Group Inc.	679	8
* El Pollo Loco Holdings Inc.	305	8
* Sportsman's Warehouse Holdings Inc.	1,154	8
* Libbey Inc.	255	8
* Townsquare Media Inc. Class A	613	8
* New York & Co. Inc.	2,635	7
* American Public Education Inc.	185	6
* TubeMogul Inc.	387	6
* Martha Stewart Living Omnimedia Inc. Class A	1,397	6
* Speed Commerce Inc.	1,878	6
* Crown Media Holdings Inc. Class A	1,130	4
Entravision Communications Corp. Class A	591	4
* Bravo Brio Restaurant Group Inc.	281	4
* ReachLocal Inc.	978	3
* Pacific Sunwear of California Inc.	1,107	2
		19,159
Consumer Staples (2.3%)
* SUPERVALU Inc.	37,945	355
* Post Holdings Inc.	8,239	330
* TreeHouse Foods Inc.	3,789	307
Dean Foods Co.	17,470	298
Snyder's-Lance Inc.	8,879	269
Core-Mark Holding Co. Inc.	3,854	232
Fresh Del Monte Produce Inc.	6,729	227
Universal Corp.	4,332	173
* Seaboard Corp.	50	172
SpartanNash Co.	7,113	166
* Chiquita Brands International Inc.	8,849	128
Lancaster Colony Corp.	1,301	122
* Pantry Inc.	4,352	115
Vector Group Ltd.	4,885	106
Weis Markets Inc.	2,077	96
Ingles Markets Inc. Class A	2,425	66
* John B Sanfilippo & Son Inc.	1,559	65
Sanderson Farms Inc.	623	54
* Seneca Foods Corp. Class A	1,538	42
* Omega Protein Corp.	3,836	39
* Nutraceutical International Corp.	1,632	35
Nature's Sunshine Products Inc.	2,049	31
Village Super Market Inc. Class A	1,273	31

*	Alliance One International Inc.	16,625	30
*	Roundy's Inc.	7,403	30
	Andersons Inc.	398	21
	Alico Inc.	512	18
	B&G Foods Inc.	517	15
*	Chefs' Warehouse Inc.	617	11
*	Boulder Brands Inc.	872	9
	Tootsie Roll Industries Inc.	318	9
	Orchids Paper Products Co.	289	8
	Coca-Cola Bottling Co. Consolidated	74	7
	Female Health Co.	1,214	5
*	Craft Brew Alliance Inc.	381	5
*	PhotoMedex Inc.	2,455	4
*	Synutra International Inc.	331	2
			3,633
Energy (3.7%)
*	Helix Energy Solutions Group Inc.	19,759	452
	Exterran Holdings Inc.	10,915	366
*	Rosetta Resources Inc.	9,994	294
*	SEACOR Holdings Inc.	3,866	275
*	PDC Energy Inc.	6,197	183
*	Hornbeck Offshore Services Inc.	6,740	179
*	Forum Energy Technologies Inc.	7,004	168
*	Newpark Resources Inc.	15,801	165
*	Stone Energy Corp.	10,429	165
	Civeo Corp.	17,453	164
	Delek US Holdings Inc.	5,314	159
*	McDermott International Inc.	44,156	157
*	Cloud Peak Energy Inc.	11,491	134
*	Contango Oil & Gas Co.	3,285	111
*,^ Halcon Resources Corp.		48,472	110
*	Matador Resources Co.	5,969	105
*	Westmoreland Coal Co.	2,771	104
*	Northern Oil and Gas Inc.	11,426	99
*	TETRA Technologies Inc.	14,780	94
*	Bill Barrett Corp.	9,254	94
	TerraForm Power Inc. Class A	2,692	89
	Arch Coal Inc.	40,035	89
*	Alpha Natural Resources Inc.	41,743	87
	Tesco Corp.	5,960	84
	SunCoke Energy Inc.	4,024	82
*	Parker Drilling Co.	22,845	81
*	Era Group Inc.	3,837	81
	Comstock Resources Inc.	8,912	79
	Energy XXI Ltd.	17,565	70
*	RSP Permian Inc.	3,129	68
*	Penn Virginia Corp.	12,320	63
*	Renewable Energy Group Inc.	6,514	62
*	Geospace Technologies Corp.	2,221	59
*	Natural Gas Services Group Inc.	2,350	54
*	VAALCO Energy Inc.	9,398	54
*	EnerNOC Inc.	3,665	53
	EXCO Resources Inc.	17,698	52
*	Callon Petroleum Co.	10,399	51
*	ION Geophysical Corp.	20,420	50
	Alon USA Energy Inc.	3,550	50
*	Pacific Ethanol Inc.	4,134	48

*	Key Energy Services Inc.	24,771	47
*	Sanchez Energy Corp.	3,745	42
*	PowerSecure International Inc.	4,217	42
*	Approach Resources Inc.	4,279	42
*	Hercules Offshore Inc.	30,295	38
*	Swift Energy Co.	8,259	37
*	Clean Energy Fuels Corp.	5,930	34
	Gulf Island Fabrication Inc.	1,721	34
*	Eclipse Resources Corp.	3,081	33
	Green Plains Inc.	1,085	33
	W&T Offshore Inc.	4,064	31
*	Triangle Petroleum Corp.	6,246	30
*	Vantage Drilling Co.	38,752	30
	Walter Energy Inc.	9,250	29
*	Ameresco Inc. Class A	3,746	29
*	Warren Resources Inc.	13,515	28
*	Resolute Energy Corp.	14,695	28
*	Nuverra Environmental Solutions Inc.	2,861	26
	Nordic American Offshore Ltd.	1,990	26
	North Atlantic Drilling Ltd.	10,122	25
*	Emerald Oil Inc.	10,745	21
	Dawson Geophysical Co.	1,520	21
	Hallador Energy Co.	1,878	20
*	Pioneer Energy Services Corp.	3,337	20
*	Apco Oil and Gas International Inc.	1,438	20
*	C&J Energy Services Inc.	1,250	19
*	Mitcham Industries Inc.	2,388	18
*	Harvest Natural Resources Inc.	7,940	18
	Adams Resources & Energy Inc.	378	17
*	Midstates Petroleum Co. Inc.	7,012	16
*	REX American Resources Corp.	235	15
*	TransAtlantic Petroleum Ltd.	2,066	14
*,^ Amyris Inc.		5,106	14
*	Miller Energy Resources Inc.	5,271	12
*	Forest Oil Corp.	20,181	11
*	Independence Contract Drilling Inc.	1,164	8
*	BPZ Resources Inc.	12,396	7
*	Quicksilver Resources Inc.	20,625	6
*	American Eagle Energy Corp.	5,738	5
*	Trecora Resources	338	4
*	PetroQuest Energy Inc.	766	3
*	Gastar Exploration Inc.	696	2
*	Global Geophysical Services Inc.	223	—
			5,939
Financial Services (40.5%)
	RLJ Lodging Trust	24,465	806
	LaSalle Hotel Properties	19,449	785
	Prosperity Bancshares Inc.	13,033	732
	Highwoods Properties Inc.	16,844	727
	CNO Financial Group Inc.	40,717	706
	CubeSmart	30,287	652
	First American Financial Corp.	19,967	639
	Investors Bancorp Inc.	58,979	638
	Sunstone Hotel Investors Inc.	38,394	615
	EPR Properties	10,682	598
*	Stifel Financial Corp.	12,238	594
	FirstMerit Corp.	30,904	553

Pebblebrook Hotel Trust	12,683	548
Geo Group Inc.	13,589	547
DiamondRock Hospitality Co.	36,638	547
Primerica Inc.	10,226	536
Webster Financial Corp.	16,907	532
Umpqua Holdings Corp.	31,184	530
* DCT Industrial Trust Inc.	15,402	526
Cousins Properties Inc.	41,199	504
Hancock Holding Co.	15,403	504
Colony Financial Inc.	20,029	492
Radian Group Inc.	28,586	487
Healthcare Realty Trust Inc.	17,993	475
Susquehanna Bancshares Inc.	35,151	463
United Bankshares Inc.	12,942	452
Medical Properties Trust Inc.	32,316	448
Janus Capital Group Inc.	27,858	438
PrivateBancorp Inc.	13,424	422
Lexington Realty Trust	38,314	421
Valley National Bancorp	42,311	412
Washington Federal Inc.	18,881	409
First Industrial Realty Trust Inc.	20,522	407
FNB Corp.	32,350	407
BancorpSouth Inc.	17,894	392
UMB Financial Corp.	7,031	390
MB Financial Inc.	12,373	390
Wintrust Financial Corp.	8,672	388
Iberiabank Corp.	5,855	382
Glacier Bancorp Inc.	13,875	380
Invesco Mortgage Capital Inc.	22,936	379
Cathay General Bancorp	14,836	377
American Equity Investment Life Holding Co.	13,868	374
RLI Corp.	8,011	368
First Citizens BancShares Inc. Class A	1,417	359
American Realty Capital Healthcare Trust Inc.	31,546	357
Chambers Street Properties	44,162	354
Chesapeake Lodging Trust	10,226	346
Alexander & Baldwin Inc.	9,091	346
* MGIC Investment Corp.	37,025	345
Hatteras Financial Corp.	17,984	345
Platinum Underwriters Holdings Ltd.	4,641	344
Acadia Realty Trust	10,745	343
* New Residential Investment Corp.	26,403	342
Capitol Federal Financial Inc.	26,797	335
Washington REIT	12,432	334
New York REIT Inc.	30,356	326
Kennedy-Wilson Holdings Inc.	12,400	322
EverBank Financial Corp.	17,069	322
Symetra Financial Corp.	14,045	318
Mack-Cali Realty Corp.	16,541	318
Old National Bancorp	21,952	312
Kemper Corp.	8,708	307
Redwood Trust Inc.	15,549	304
Education Realty Trust Inc.	26,075	304
CVB Financial Corp.	19,844	301
PennyMac Mortgage Investment Trust	13,868	301
Pennsylvania REIT	12,825	300
Trustmark Corp.	12,638	295

Government Properties Income Trust	12,734	289
Hudson Pacific Properties Inc.	10,238	288
* Texas Capital Bancshares Inc.	5,198	287
Parkway Properties Inc.	14,665	286
Selective Insurance Group Inc.	10,493	281
Community Bank System Inc.	7,590	281
CYS Investments Inc.	30,230	279
South State Corp.	4,501	279
Equity One Inc.	11,463	278
Retail Opportunity Investments Corp.	16,867	278
Hersha Hospitality Trust Class A	37,429	277
Argo Group International Holdings Ltd.	4,883	276
LTC Properties Inc.	6,496	271
Columbia Banking System Inc.	9,814	270
DuPont Fabros Technology Inc.	8,096	264
ARMOUR Residential REIT Inc.	66,383	261
Ramco-Gershenson Properties Trust	14,487	259
International Bancshares Corp.	10,147	259
Home Loan Servicing Solutions Ltd.	13,201	258
* Hilltop Holdings Inc.	12,642	258
STAG Industrial Inc.	10,587	252
Pinnacle Financial Partners Inc.	6,648	250
Montpelier Re Holdings Ltd.	7,299	249
FelCor Lodging Trust Inc.	23,182	242
Associated Estates Realty Corp.	10,716	240
Westamerica Bancorporation	4,908	239
Horace Mann Educators Corp.	7,593	238
National Penn Bancshares Inc.	23,125	236
First Midwest Bancorp Inc.	14,038	235
Capstead Mortgage Corp.	17,863	232
* Enstar Group Ltd.	1,590	232
* iStar Financial Inc.	15,826	226
Northwest Bancshares Inc.	17,645	222
Altisource Residential Corp.	10,656	216
Astoria Financial Corp.	16,135	213
American Assets Trust Inc.	5,286	208
Sterling Bancorp	15,523	208
BBCN Bancorp Inc.	14,820	206
BGC Partners Inc. Class A	23,642	206
Ryman Hospitality Properties Inc.	3,927	205
Franklin Street Properties Corp.	16,759	201
Union Bankshares Corp.	8,648	199
NBT Bancorp Inc.	8,113	197
Park National Corp.	2,396	195
Provident Financial Services Inc.	11,265	195
American Capital Mortgage Investment Corp.	9,520	191
First Financial Bancorp	10,786	191
Boston Private Financial Holdings Inc.	14,953	191
Summit Hotel Properties Inc.	15,990	185
Starwood Waypoint Residential Trust	7,262	185
* Springleaf Holdings Inc.	4,587	182
Banco Latinoamericano de Comercio Exterior SA	5,553	179
Nelnet Inc. Class A	3,891	178
Chemical Financial Corp.	6,144	178
Independent Bank Corp.	4,467	177
Inland Real Estate Corp.	16,314	176
* Western Alliance Bancorp	6,571	174

* Ambac Financial Group Inc.	6,974	171
Chatham Lodging Trust	6,343	170
Investors Real Estate Trust	20,798	170
Kite Realty Group Trust	6,146	168
CyrusOne Inc.	6,107	168
* Greenlight Capital Re Ltd. Class A	5,296	167
Renasant Corp.	5,885	166
United Community Banks Inc.	9,347	165
WesBanco Inc.	4,912	163
* Piper Jaffray Cos.	2,837	163
First Financial Bankshares Inc.	5,387	163
First Commonwealth Financial Corp.	17,575	160
ViewPoint Financial Group Inc.	6,675	159
Select Income REIT	6,853	158
* Third Point Reinsurance Ltd.	10,612	157
S&T Bancorp Inc.	5,604	154
Banner Corp.	3,693	152
Excel Trust Inc.	11,438	150
National Bank Holdings Corp. Class A	7,754	149
PS Business Parks Inc.	1,822	148
AMERISAFE Inc.	3,522	147
First Merchants Corp.	6,794	146
Safety Insurance Group Inc.	2,446	146
Apollo Commercial Real Estate Finance Inc.	8,701	145
* Strategic Hotels & Resorts Inc.	10,914	145
* Navigators Group Inc.	1,974	144
Stewart Information Services Corp.	4,051	144
Ashford Hospitality Trust Inc.	13,209	138
FXCM Inc. Class A	8,592	138
New York Mortgage Trust Inc.	17,096	137
Tompkins Financial Corp.	2,802	137
First Potomac Realty Trust	11,079	137
Physicians Realty Trust	8,856	137
* Investment Technology Group Inc.	6,788	134
Northfield Bancorp Inc.	9,367	132
* Walter Investment Management Corp.	7,035	131
Gramercy Property Trust Inc.	22,180	131
Anworth Mortgage Asset Corp.	24,126	130
Terreno Realty Corp.	6,240	130
Rexford Industrial Realty Inc.	8,526	130
City Holding Co.	2,960	129
* Green Dot Corp. Class A	5,870	129
Resource Capital Corp.	24,365	128
Rouse Properties Inc.	7,004	128
Cash America International Inc.	5,246	128
Wilshire Bancorp Inc.	13,249	127
OFG Bancorp	8,487	127
Brookline Bancorp Inc.	13,316	127
WSFS Financial Corp.	1,681	126
* Harbinger Group Inc.	9,189	126
Oritani Financial Corp.	8,630	126
National General Holdings Corp.	6,692	125
Simmons First National Corp. Class A	3,076	124
Lakeland Financial Corp.	3,119	123
Western Asset Mortgage Capital Corp.	7,868	123
TrustCo Bank Corp. NY	17,852	122
Hanmi Financial Corp.	6,005	121

Silver Bay Realty Trust Corp.	7,254	121
Berkshire Hills Bancorp Inc.	4,735	120
Ameris Bancorp	4,743	119
Monmouth Real Estate Investment Corp.	10,549	118
Arlington Asset Investment Corp. Class A	4,163	116
* Capital Bank Financial Corp.	4,570	116
United Financial Bancorp Inc.	8,357	115
Aviv REIT Inc.	3,409	115
Southside Bancshares Inc.	3,551	115
RAIT Financial Trust	15,519	115
State Bank Financial Corp.	6,057	113
Sandy Spring Bancorp Inc.	4,724	112
Maiden Holdings Ltd.	8,477	111
* Enova International Inc.	4,800	110
Flushing Financial Corp.	5,705	110
National Western Life Insurance Co. Class A	420	108
* American Residential Properties Inc.	6,068	108
United Fire Group Inc.	3,835	107
Community Trust Bancorp Inc.	2,947	107
AG Mortgage Investment Trust Inc.	5,351	106
* Ezcorp Inc. Class A	9,696	106
Cardinal Financial Corp.	5,721	105
Trico Bancshares	4,187	104
* First NBC Bank Holding Co.	2,816	103
Cedar Realty Trust Inc.	14,941	101
* First BanCorp	19,659	101
Infinity Property & Casualty Corp.	1,382	100
Washington Trust Bancorp Inc.	2,770	100
Apollo Residential Mortgage Inc.	6,043	100
AmREIT Inc.	3,711	99
Heritage Financial Corp.	5,692	96
First Interstate BancSystem Inc. Class A	3,414	96
* Forestar Group Inc.	5,992	96
FBL Financial Group Inc. Class A	1,832	94
Campus Crest Communities Inc.	12,204	94
Dime Community Bancshares Inc.	6,180	94
* KCG Holdings Inc. Class A	8,373	92
* Cowen Group Inc. Class A	21,759	92
First Busey Corp.	13,670	90
Dynex Capital Inc.	10,316	89
* Global Cash Access Holdings Inc.	12,416	88
Getty Realty Corp.	4,823	87
Agree Realty Corp.	2,822	87
* Customers Bancorp Inc.	4,818	87
Stock Yards Bancorp Inc.	2,765	87
1st Source Corp.	2,826	86
BancFirst Corp.	1,341	86
Ashford Hospitality Prime Inc.	4,785	84
* NMI Holdings Inc. Class A	9,531	83
AmTrust Financial Services Inc.	1,599	82
Waterstone Financial Inc.	6,489	80
ConnectOne Bancorp Inc.	4,267	79
Lakeland Bancorp Inc.	7,149	79
* PICO Holdings Inc.	4,290	79
Towne Bank	5,446	78
CoBiz Financial Inc.	6,759	78
Bryn Mawr Bank Corp.	2,580	76

* Safeguard Scientifics Inc.	3,891	76
* Beneficial Mutual Bancorp Inc.	5,532	75
Centerstate Banks Inc.	6,703	75
Heartland Financial USA Inc.	2,938	74
* Yadkin Financial Corp.	3,835	73
Great Southern Bancorp Inc.	1,952	73
First Financial Corp.	2,163	72
GFI Group Inc.	14,487	72
Enterprise Financial Services Corp.	3,726	71
German American Bancorp Inc.	2,488	70
* Blue Hills Bancorp Inc.	5,305	70
Sovran Self Storage Inc.	822	70
Hudson Valley Holding Corp.	2,777	69
MainSource Financial Group Inc.	3,853	69
OneBeacon Insurance Group Ltd. Class A	4,274	68
Peoples Financial Services Corp.	1,424	68
* Tejon Ranch Co.	2,379	67
RE/MAX Holdings Inc.	2,007	67
* Metro Bancorp Inc.	2,673	67
* Encore Capital Group Inc.	1,542	66
* Phoenix Cos. Inc.	1,074	65
Ares Commercial Real Estate Corp.	5,392	64
First Bancorp	3,714	63
Clifton Bancorp Inc.	4,995	63
Southwest Bancorp Inc.	3,732	63
Whitestone REIT	4,227	63
BNC Bancorp	3,699	63
Home BancShares Inc.	1,970	62
Financial Institutions Inc.	2,611	62
Central Pacific Financial Corp.	3,230	62
* HomeTrust Bancshares Inc.	3,930	62
Peoples Bancorp Inc.	2,524	61
Mercantile Bank Corp.	3,174	61
* Citizens Inc. Class A	8,294	60
Park Sterling Corp.	8,422	60
Federal Agricultural Mortgage Corp.	1,964	60
Univest Corp. of Pennsylvania	3,064	59
OmniAmerican Bancorp Inc.	2,179	59
* Flagstar Bancorp Inc.	3,823	58
Gladstone Commercial Corp.	3,277	58
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,107	58
First of Long Island Corp.	2,277	58
Glimcher Realty Trust	4,133	57
Banc of California Inc.	5,161	57
Bank Mutual Corp.	8,778	57
* NewStar Financial Inc.	5,039	57
Bank of Marin Bancorp	1,114	57
Preferred Bank	2,210	56
Meadowbrook Insurance Group Inc.	9,235	56
State Auto Financial Corp.	2,856	56
* Bancorp Inc.	6,237	56
Bridge Bancorp Inc.	2,192	56
Bank of Kentucky Financial Corp.	1,184	55
* Walker & Dunlop Inc.	3,493	55
First Defiance Financial Corp.	1,823	55
* Ladder Capital Corp. Class A	2,874	54
Arrow Financial Corp.	2,060	53

Fidelity & Guaranty Life	2,124	53
One Liberty Properties Inc.	2,314	53
Independent Bank Corp.	4,323	53
* Pacific Premier Bancorp Inc.	3,248	52
Stonegate Bank	1,878	52
* NewBridge Bancorp	6,340	51
Employers Holdings Inc.	2,514	51
Camden National Corp.	1,399	51
United Community Financial Corp.	9,538	49
CNB Financial Corp.	2,728	48
First Community Bancshares Inc.	3,086	48
* MoneyGram International Inc.	5,502	47
Fidelity Southern Corp.	3,097	47
West Bancorporation Inc.	3,022	47
Pacific Continental Corp.	3,391	47
Talmer Bancorp Inc. Class A	3,376	47
Seacoast Banking Corp. of Florida	3,630	46
Citizens & Northern Corp.	2,346	46
First Connecticut Bancorp Inc.	3,047	46
Suffolk Bancorp	2,182	45
Baldwin & Lyons Inc.	1,752	45
HomeStreet Inc.	2,743	45
Oppenheimer Holdings Inc. Class A	1,919	44
ESB Financial Corp.	2,421	43
Calamos Asset Management Inc. Class A	3,218	43
Armada Hoffler Properties Inc.	4,534	43
* Bridge Capital Holdings	1,850	43
Republic Bancorp Inc. Class A	1,869	42
Independent Bank Group Inc.	986	42
Horizon Bancorp	1,734	42
* TriState Capital Holdings Inc.	4,166	42
* Global Indemnity plc	1,540	41
Guaranty Bancorp	2,780	41
OceanFirst Financial Corp.	2,529	41
Meta Financial Group Inc.	1,157	41
Peapack Gladstone Financial Corp.	2,268	40
Charter Financial Corp.	3,587	40
BankFinancial Corp.	3,512	40
CorEnergy Infrastructure Trust Inc.	5,967	40
* INTL. FCStone Inc.	2,241	40
Penns Woods Bancorp Inc.	888	39
Manning & Napier Inc.	2,573	39
National Bankshares Inc.	1,310	39
Moelis & Co. Class A	1,215	39
Gain Capital Holdings Inc.	4,366	39
* SWS Group Inc.	5,520	39
CatchMark Timber Trust Inc. Class A	3,471	39
* Eagle Bancorp Inc.	1,120	38
Urstadt Biddle Properties Inc. Class A	1,708	38
Fox Chase Bancorp Inc.	2,288	38
* FCB Financial Holdings Inc. Class A	1,543	37
* FBR & Co.	1,481	37
Ames National Corp.	1,555	37
EastGroup Properties Inc.	545	37
Sierra Bancorp	2,289	36
* Franklin Financial Corp.	1,827	36
MidWestOne Financial Group Inc.	1,314	36

* CU Bancorp	1,832	36
American National Bankshares Inc.	1,490	35
Crawford & Co. Class B	3,850	35
Northrim BanCorp Inc.	1,261	35
Territorial Bancorp Inc.	1,646	34
Kansas City Life Insurance Co.	716	34
* Kearny Financial Corp.	2,378	34
Enterprise Bancorp Inc.	1,390	32
Heritage Commerce Corp.	3,926	32
First Financial Northwest Inc.	2,752	32
First Business Financial Services Inc.	744	32
First Bancorp Inc.	1,809	32
Consolidated-Tomoka Land Co.	589	32
* Hallmark Financial Services Inc.	2,565	30
Heritage Oaks Bancorp	4,157	30
* Tree.com Inc.	666	30
* AV Homes Inc.	2,001	30
Owens Realty Mortgage Inc.	2,030	30
* Sun Bancorp Inc.	1,568	29
UMH Properties Inc.	3,034	29
National Interstate Corp.	1,015	29
Capital City Bank Group Inc.	2,006	29
* Consumer Portfolio Services Inc.	3,961	29
EMC Insurance Group Inc.	949	28
* Cascade Bancorp	5,708	28
Merchants Bancshares Inc.	971	28
MidSouth Bancorp Inc.	1,556	28
* Stonegate Mortgage Corp.	2,299	28
* Regional Management Corp.	2,012	27
Trade Street Residential Inc.	3,500	26
* Opus Bank	968	26
Macatawa Bank Corp.	4,992	25
* BBX Capital Corp.	1,522	25
Century Bancorp Inc. Class A	643	25
Donegal Group Inc. Class A	1,557	24
Old Line Bancshares Inc.	1,581	24
* Altisource Asset Management Corp.	49	24
* Nicholas Financial Inc.	1,930	24
Resource America Inc. Class A	2,563	23
* Republic First Bancorp Inc.	5,834	22
Independence Holding Co.	1,546	21
HCI Group Inc.	526	21
* JG Wentworth Co.	2,184	21
* CommunityOne Bancorp	1,941	20
* Square 1 Financial Inc. Class A	901	19
* Ashford Inc.	151	18
* UCP Inc.	1,474	17
* PennyMac Financial Services Inc. Class A	1,032	17
* St. Joe Co.	834	16
Sabra Health Care REIT Inc.	539	15
* Higher One Holdings Inc.	4,025	14
Saul Centers Inc.	240	13
* Green Bancorp Inc.	813	13
Palmetto Bancshares Inc.	790	12
* Tiptree Financial Inc. Class A	1,555	11
Alexander's Inc.	26	10
* C1 Financial Inc.	564	10

* Hampton Roads Bankshares Inc.	6,184	10
CIFC Corp.	1,070	9
ServisFirst Bancshares Inc.	293	9
* Trupanion Inc.	1,448	9
Universal Insurance Holdings Inc.	317	6
United Insurance Holdings Corp.	273	5
Federated National Holding Co.	200	5
* CareTrust REIT Inc.	177	3
* Atlas Financial Holdings Inc.	143	2
* Tejon Ranch Co. Warrants Exp. 8/31/2016	22	—
		65,043
Health Care (5.2%)
* WellCare Health Plans Inc.	7,590	560
Owens & Minor Inc.	11,757	402
* Impax Laboratories Inc.	10,535	337
* Haemonetics Corp.	8,912	329
* Amsurg Corp.	6,239	322
* Magellan Health Inc.	5,164	316
Kindred Healthcare Inc.	12,057	240
* Greatbatch Inc.	4,636	230
CONMED Corp.	5,065	215
* ICU Medical Inc.	2,509	210
* Achillion Pharmaceuticals Inc.	14,310	184
* Tornier NV	6,645	177
* Nektar Therapeutics	10,418	174
Analogic Corp.	2,320	169
HealthSouth Corp.	3,988	164
* AMN Healthcare Services Inc.	8,770	150
* Wright Medical Group Inc.	4,961	145
* Hanger Inc.	6,562	141
* Integra LifeSciences Holdings Corp.	2,785	137
* Anacor Pharmaceuticals Inc.	3,958	136
* Amedisys Inc.	5,151	131
* PharMerica Corp.	5,655	123
* Merit Medical Systems Inc.	8,104	120
* Emergent Biosolutions Inc.	4,709	117
National Healthcare Corp.	1,942	117
* Geron Corp.	29,596	109
* Triple-S Management Corp. Class B	4,613	107
* Orthofix International NV	3,476	97
* Affymetrix Inc.	10,289	94
Invacare Corp.	6,063	92
* OraSure Technologies Inc.	9,847	89
* Prothena Corp. plc	3,623	88
* XenoPort Inc.	9,603	85
* BioScrip Inc.	12,905	84
* AngioDynamics Inc.	4,658	81
* Cynosure Inc. Class A	2,741	76
* Dynavax Technologies Corp.	4,957	74
* OvaScience Inc.	2,910	73
* Albany Molecular Research Inc.	4,441	72
* Progenics Pharmaceuticals Inc.	10,049	70
* Universal American Corp.	7,800	69
* Spectrum Pharmaceuticals Inc.	9,425	68
* Symmetry Medical Inc.	7,071	64
* NuVasive Inc.	1,450	64
* Cross Country Healthcare Inc.	5,815	62

* IPC The Hospitalist Co. Inc.	1,373	61
* Rockwell Medical Inc.	6,665	60
* LHC Group Inc.	2,329	55
* RTI Surgical Inc.	10,676	52
CryoLife Inc.	5,119	52
* AMAG Pharmaceuticals Inc.	1,339	50
* NPS Pharmaceuticals Inc.	1,383	46
* SurModics Inc.	2,136	45
* Healthways Inc.	2,833	44
* Almost Family Inc.	1,575	43
* Exactech Inc.	1,844	41
* Five Star Quality Care Inc.	8,113	36
* Derma Sciences Inc.	4,316	35
* Rigel Pharmaceuticals Inc.	16,507	35
* ACADIA Pharmaceuticals Inc.	1,175	35
* Verastem Inc.	3,491	32
* Celldex Therapeutics Inc.	1,585	32
* SciClone Pharmaceuticals Inc.	3,681	31
* HealthEquity Inc.	1,251	31
* Cytokinetics Inc.	6,522	30
* Medicines Co.	1,128	30
* BioCryst Pharmaceuticals Inc.	2,722	29
* AtriCure Inc.	1,354	25
* Catalent Inc.	848	24
* PTC Therapeutics Inc.	540	24
* Addus HomeCare Corp.	1,031	24
* ChemoCentryx Inc.	5,159	24
* Sagent Pharmaceuticals Inc.	822	24
* BioTelemetry Inc.	2,031	20
* CytRx Corp.	7,534	19
* Array BioPharma Inc.	4,633	19
* Skilled Healthcare Group Inc.	2,512	18
* XOMA Corp.	2,831	16
* Alliance HealthCare Services Inc.	644	14
Select Medical Holdings Corp.	919	13
* Adeptus Health Inc. Class A	433	13
Theravance Inc.	854	13
* MedAssets Inc.	667	13
* Inovio Pharmaceuticals Inc.	1,260	12
* Hyperion Therapeutics Inc.	524	11
* Unilife Corp.	3,384	11
Ensign Group Inc.	268	11
* TransEnterix Inc.	4,912	10
* Revance Therapeutics Inc.	619	10
* NeoStem Inc.	2,439	10
* Omeros Corp.	429	10
* Merrimack Pharmaceuticals Inc.	1,037	9
* Bio-Reference Laboratories Inc.	325	9
* Kite Pharma Inc.	186	8
* Navidea Biopharmaceuticals Inc.	6,229	8
* Agenus Inc.	2,453	7
* Intersect ENT Inc.	419	7
* ZS Pharma Inc.	148	6
* Avalanche Biotechnologies Inc.	149	6
* Castlight Health Inc. Class B	433	5
* Imprivata Inc.	346	5
* Sage Therapeutics Inc.	124	5

* Lexicon Pharmaceuticals Inc.	4,701	5
* Immune Design Corp.	132	4
* Osiris Therapeutics Inc.	318	4
* Surgical Care Affiliates Inc.	126	4
* Theravance Biopharma Inc.	244	4
* Otonomy Inc.	155	4
* Zafgen Inc.	149	4
* Immunomedics Inc.	841	3
* Peregrine Pharmaceuticals Inc.	2,329	3
* T2 Biosystems Inc.	190	3
* National Research Corp. Class A	229	3
* Idera Pharmaceuticals Inc.	997	3
* Radius Health Inc.	123	3
* RadNet Inc.	351	3
* Ardelyx Inc.	106	3
* Cytori Therapeutics Inc.	4,103	2
* Ocular Therapeutix Inc.	100	2
* Amphastar Pharmaceuticals Inc.	160	2
* Threshold Pharmaceuticals Inc.	550	2
* Loxo Oncology Inc.	79	1
* Cellular Dynamics International Inc.	98	1
* Adamas Pharmaceuticals Inc.	42	1
* Roka Bioscience Inc.	108	—
		8,396
Materials & Processing (5.6%)
Axiall Corp.	13,088	566
Sensient Technologies Corp.	8,724	514
* Louisiana-Pacific Corp.	26,297	401
Olin Corp.	14,722	370
Commercial Metals Co.	21,939	358
Minerals Technologies Inc.	4,661	346
* Masonite International Corp.	4,761	279
* Century Aluminum Co.	9,577	265
Tronox Ltd. Class A	11,425	258
Kaiser Aluminum Corp.	3,365	245
Simpson Manufacturing Co. Inc.	7,192	239
* Berry Plastics Group Inc.	7,294	211
Schweitzer-Mauduit International Inc.	4,810	206
* Resolute Forest Products Inc.	12,143	203
* AK Steel Holding Corp.	32,990	195
* Beacon Roofing Supply Inc.	7,192	195
Universal Forest Products Inc.	3,747	179
OM Group Inc.	6,002	163
A Schulman Inc.	4,188	160
Innospec Inc.	3,643	156
Hecla Mining Co.	63,910	151
* Intrepid Potash Inc.	10,439	149
Quanex Building Products Corp.	6,588	130
PH Glatfelter Co.	5,087	129
* Horsehead Holding Corp.	8,242	129
* RTI International Metals Inc.	5,435	125
Mueller Industries Inc.	3,720	122
* LSB Industries Inc.	3,646	121
* Kraton Performance Polymers Inc.	6,182	114
Schnitzer Steel Industries Inc.	4,955	113
Apogee Enterprises Inc.	2,245	102
Haynes International Inc.	2,214	99

	Aceto Corp.	4,519	95
	Innophos Holdings Inc.	1,739	94
	LB Foster Co. Class A	1,950	90
	Neenah Paper Inc.	1,514	87
	Tredegar Corp.	4,687	86
*	Gibraltar Industries Inc.	5,816	83
	Comfort Systems USA Inc.	5,712	82
	Materion Corp.	2,359	82
	Stepan Co.	1,961	81
*	Unifi Inc.	2,764	79
	Griffon Corp.	5,931	74
	Hawkins Inc.	1,690	67
*	Landec Corp.	5,051	66
	Quaker Chemical Corp.	763	62
*	Northwest Pipe Co.	1,794	59
	American Vanguard Corp.	5,424	59
*	Coeur Mining Inc.	14,194	58
	Kronos Worldwide Inc.	3,469	45
	Zep Inc.	3,139	43
	Dynamic Materials Corp.	2,476	40
	FutureFuel Corp.	3,318	37
*	Cabot Microelectronics Corp.	741	35
*,^ Molycorp Inc.		34,329	34
	KMG Chemicals Inc.	1,813	34
*	Universal Stainless & Alloy Products Inc.	1,330	32
	Noranda Aluminum Holding Corp.	8,365	32
*,^ Allied Nevada Gold Corp.		19,657	29
	Ampco-Pittsburgh Corp.	1,566	29
	LSI Industries Inc.	4,062	27
	Culp Inc.	1,433	27
*	UFP Technologies Inc.	1,170	26
*	Handy & Harman Ltd.	648	24
*	Trinseo SA	1,533	24
*	Taminco Corp.	893	23
	Olympic Steel Inc.	1,413	23
	Advanced Drainage Systems Inc.	936	22
	Oil-Dri Corp. of America	758	21
*	Stillwater Mining Co.	1,423	19
*	Ryerson Holding Corp.	1,554	17
	NL Industries Inc.	1,327	10
*	Ply Gem Holdings Inc.	611	8
	Insteel Industries Inc.	331	7
	Global Brass & Copper Holdings Inc.	429	5
	NN Inc.	237	5
*	Dixie Group Inc.	643	5
	Wausau Paper Corp.	488	5
	Chase Corp.	128	4
*	AEP Industries Inc.	87	4
*	Aspen Aerogels Inc.	387	3
*	TCP International Holdings Ltd.	491	3
	United States Lime & Minerals Inc.	22	1
*	Shiloh Industries Inc.	87	1
			9,001
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	7,564	19
			19

Producer Durables (13.6%)
* Esterline Technologies Corp.	5,946	707
* JetBlue Airways Corp.	39,991	585
* Teledyne Technologies Inc.	5,422	580
* Moog Inc. Class A	7,700	560
EMCOR Group Inc.	12,594	546
Curtiss-Wright Corp.	6,689	474
* Darling Ingredients Inc.	24,758	460
Bristow Group Inc.	6,666	427
EnerSys	6,654	404
Convergys Corp.	18,907	394
Barnes Group Inc.	10,146	373
Actuant Corp. Class A	12,143	357
Mobile Mini Inc.	8,054	334
Tetra Tech Inc.	11,406	310
* Orbital Sciences Corp.	11,356	309
UniFirst Corp.	2,753	307
* XPO Logistics Inc.	7,869	304
United Stationers Inc.	7,379	303
Watts Water Technologies Inc. Class A	5,008	303
* FTI Consulting Inc.	7,655	297
* Itron Inc.	7,336	296
ABM Industries Inc.	10,422	282
* Huron Consulting Group Inc.	3,946	273
Scorpio Tankers Inc.	32,256	266
Deluxe Corp.	4,529	265
Granite Construction Inc.	7,297	262
* PHH Corp.	10,706	248
G&K Services Inc. Class A	3,705	241
Applied Industrial Technologies Inc.	4,968	233
Brady Corp. Class A	8,950	224
* Atlas Air Worldwide Holdings Inc.	4,716	215
Woodward Inc.	4,102	212
Werner Enterprises Inc.	6,617	205
* OSI Systems Inc.	2,874	203
* UTi Worldwide Inc.	17,100	202
Brink's Co.	9,040	196
AAR Corp.	7,369	189
Matson Inc.	5,309	187
Cubic Corp.	3,631	187
* ACCO Brands Corp.	21,325	187
Ship Finance International Ltd.	11,047	183
TAL International Group Inc.	4,142	183
ESCO Technologies Inc.	4,962	179
Federal Signal Corp.	11,752	175
* Tutor Perini Corp.	6,936	175
Briggs & Stratton Corp.	8,733	175
Aircastle Ltd.	8,437	175
Albany International Corp.	4,651	174
McGrath RentCorp	4,836	171
* Sykes Enterprises Inc.	6,769	157
Nordic American Tankers Ltd.	16,818	151
* ICF International Inc.	3,762	146
Astec Industries Inc.	3,561	140
* Ascent Capital Group Inc. Class A	2,594	140
* Engility Holdings Inc.	3,310	139
Gulfmark Offshore Inc.	5,013	131

*	Navigant Consulting Inc.	9,268	130
*	Republic Airways Holdings Inc.	9,389	125
	General Cable Corp.	9,056	125
*	Korn/Ferry International	4,566	124
*	Aegion Corp. Class A	6,503	124
	SkyWest Inc.	9,634	120
*,^ Plug Power Inc.		31,510	120
*	YRC Worldwide Inc.	4,883	117
*	RPX Corp.	8,929	117
*	Wesco Aircraft Holdings Inc.	8,298	116
	GasLog Ltd.	6,448	114
	Quad/Graphics Inc.	5,196	113
	Resources Connection Inc.	7,308	111
	DHT Holdings Inc.	17,290	108
	Textainer Group Holdings Ltd.	3,078	107
*	MYR Group Inc.	4,020	104
*	ExlService Holdings Inc.	3,549	99
	Kaman Corp.	2,506	99
*	PHI Inc.	2,248	93
*	GrafTech International Ltd.	21,878	89
	Columbus McKinnon Corp.	3,331	89
	Titan International Inc.	8,307	82
*	Scorpio Bulkers Inc.	25,094	82
	Celadon Group Inc.	3,717	82
	Kelly Services Inc. Class A	5,160	80
*	Great Lakes Dredge & Dock Corp.	10,457	79
*	Air Transport Services Group Inc.	9,855	78
*	Modine Manufacturing Co.	6,382	78
*	Roadrunner Transportation Systems Inc.	3,344	75
*	Monster Worldwide Inc.	17,166	75
	Powell Industries Inc.	1,753	75
	Kadant Inc.	1,816	72
	Navios Maritime Holdings Inc.	14,964	72
	Heidrick & Struggles International Inc.	3,433	69
	Multi-Color Corp.	1,239	68
*	CBIZ Inc.	7,791	67
	FreightCar America Inc.	2,272	66
	Ennis Inc.	4,928	66
*	TriNet Group Inc.	2,054	65
*	CAI International Inc.	3,041	65
	Alamo Group Inc.	1,345	64
	Kimball International Inc. Class B	6,472	61
	Littelfuse Inc.	604	58
*	Orion Marine Group Inc.	5,169	57
	Marten Transport Ltd.	2,623	56
*	CRA International Inc.	1,891	56
	Ceco Environmental Corp.	3,970	56
*	Dice Holdings Inc.	4,955	54
	NACCO Industries Inc. Class A	916	53
	Teekay Tankers Ltd. Class A	11,737	53
*	ServiceSource International Inc.	12,910	53
	Standex International Corp.	681	50
*	Liquidity Services Inc.	4,561	48
*	Patriot Transportation Holding Inc.	1,255	47
*	Quality Distribution Inc.	3,896	47
*	InnerWorkings Inc.	6,220	47
	CDI Corp.	2,659	46

Argan Inc.	1,434	46
* Aerovironment Inc.	1,630	45
Navios Maritime Acquisition Corp.	15,508	44
* Kratos Defense & Security Solutions Inc.	8,429	43
Houston Wire & Cable Co.	3,350	43
Hurco Cos. Inc.	1,221	42
VSE Corp.	781	42
Global Power Equipment Group Inc.	3,228	42
* Vishay Precision Group Inc.	2,400	40
Electro Rent Corp.	2,871	40
* TeleTech Holdings Inc.	1,605	38
* Rush Enterprises Inc. Class A	1,063	37
^ Knightsbridge Shipping Ltd.	6,337	36
Miller Industries Inc.	2,007	36
CLARCOR Inc.	543	36
* Titan Machinery Inc.	2,752	35
Safe Bulkers Inc.	7,338	35
Ardmore Shipping Corp.	3,404	35
Encore Wire Corp.	936	34
Hackett Group Inc.	3,797	34
Lindsay Corp.	378	33
Spartan Motors Inc.	6,499	33
* Vicor Corp.	2,613	32
* Paylocity Holding Corp.	1,094	32
* Ducommun Inc.	1,258	31
* TriMas Corp.	990	31
HNI Corp.	656	31
Marlin Business Services Corp.	1,574	29
Baltic Trading Ltd.	9,278	29
* CHC Group Ltd.	6,329	29
* LMI Aerospace Inc.	1,974	28
* PRGX Global Inc.	5,136	27
* Layne Christensen Co.	3,739	27
* GP Strategies Corp.	871	26
* AM Castle & Co.	3,440	26
Franklin Electric Co. Inc.	666	25
* USA Truck Inc.	1,181	24
* FARO Technologies Inc.	426	23
* Energy Recovery Inc.	4,747	23
* PAM Transportation Services Inc.	495	22
CIRCOR International Inc.	335	22
* Sterling Construction Co. Inc.	3,298	22
* Dycom Industries Inc.	703	21
Preformed Line Products Co.	449	21
* Dorian LPG Ltd.	1,382	19
International Shipholding Corp.	1,052	17
ArcBest Corp.	391	17
* Global Sources Ltd.	2,572	17
* Frontline Ltd.	11,892	15
* Advanced Energy Industries Inc.	698	14
Universal Truckload Services Inc.	464	13
SIFCO Industries Inc.	384	12
* Erickson Inc.	1,141	12
* Lydall Inc.	440	12
Douglas Dynamics Inc.	496	11
* CUI Global Inc.	1,346	10
Twin Disc Inc.	430	10

* Ultrapetrol Bahamas Ltd.	3,856	9
American Railcar Industries Inc.	116	7
* Advanced Emissions Solutions Inc.	209	4
* SP Plus Corp.	184	4
* Hill International Inc.	950	3
* Casella Waste Systems Inc. Class A	730	3
* Heritage-Crystal Clean Inc.	147	2
* Accuride Corp.	507	2
* Performant Financial Corp.	304	2
		21,792
Technology (9.3%)
* International Rectifier Corp.	13,343	532
Compuware Corp.	40,932	422
Mentor Graphics Corp.	18,044	401
* Take-Two Interactive Software Inc.	14,421	399
* CACI International Inc. Class A	4,398	392
* DigitalGlobe Inc.	14,058	380
* Sanmina Corp.	15,358	378
* Fairchild Semiconductor International Inc. Class A	23,278	375
MKS Instruments Inc.	9,975	363
SYNNEX Corp.	4,749	339
Intersil Corp. Class A	23,995	315
* OmniVision Technologies Inc.	10,463	302
* Veeco Instruments Inc.	7,471	280
* Acxiom Corp.	14,358	273
* Progress Software Corp.	9,581	247
Anixter International Inc.	2,808	244
* Benchmark Electronics Inc.	10,063	239
* Coherent Inc.	4,318	239
* NETGEAR Inc.	6,808	236
* ScanSource Inc.	5,309	206
* QLogic Corp.	16,298	188
* Polycom Inc.	14,020	185
* PMC-Sierra Inc.	22,228	181
* Insight Enterprises Inc.	7,627	179
Acacia Research Corp.	9,357	178
* Rogers Corp.	2,455	174
* Plexus Corp.	4,147	162
* Entegris Inc.	11,731	158
* Microsemi Corp.	5,767	157
* Digital River Inc.	6,159	156
* Cirrus Logic Inc.	8,101	148
Tessera Technologies Inc.	4,185	143
* Rofin-Sinar Technologies Inc.	5,287	142
Brooks Automation Inc.	11,706	137
ManTech International Corp. Class A	4,517	136
* Bankrate Inc.	11,454	134
* II-VI Inc.	9,910	132
* Actua Corp.	7,764	131
* Integrated Device Technology Inc.	6,700	125
* Silicon Laboratories Inc.	2,557	116
Comtech Telecommunications Corp.	2,889	115
* Blucora Inc.	7,967	113
* Fabrinet	6,621	111
CTS Corp.	6,375	110
* Harmonic Inc.	15,424	108
ADTRAN Inc.	5,161	108

* Photronics Inc.	11,626	105
* Unisys Corp.	3,817	102
* Checkpoint Systems Inc.	7,859	100
* Ixia	9,611	100
Park Electrochemical Corp.	3,937	97
CSG Systems International Inc.	3,774	95
Ebix Inc.	5,776	94
Epiq Systems Inc.	5,548	85
EarthLink Holdings Corp.	19,303	85
* FormFactor Inc.	10,476	84
* Ultratech Inc.	4,322	84
* Calix Inc.	7,820	83
Integrated Silicon Solution Inc.	5,697	82
* Internap Network Services Corp.	10,242	81
* Mercury Systems Inc.	6,272	81
* Intralinks Holdings Inc.	7,405	81
* Dealertrack Technologies Inc.	1,639	77
Oplink Communications Inc.	3,155	76
* DTS Inc.	2,309	74
* GSI Group Inc.	5,729	73
* Emulex Corp.	13,112	71
* TTM Technologies Inc.	10,206	69
* CEVA Inc.	3,957	68
Black Box Corp.	2,934	68
* KEYW Holding Corp.	6,168	67
* Peregrine Semiconductor Corp.	5,239	65
* ePlus Inc.	930	64
American Science & Engineering Inc.	1,304	64
* Exar Corp.	6,413	59
* Diodes Inc.	2,179	58
Cohu Inc.	4,762	55
* Kimball Electronics Inc.	4,853	53
* Pericom Semiconductor Corp.	4,182	53
IXYS Corp.	4,611	53
* Amkor Technology Inc.	7,724	52
Bel Fuse Inc. Class B	1,890	50
* Rudolph Technologies Inc.	5,449	50
Plantronics Inc.	946	49
* Infinera Corp.	3,512	48
* Xcerra Corp.	5,939	48
* Datalink Corp.	3,715	45
* Axcelis Technologies Inc.	20,973	45
* DSP Group Inc.	4,164	45
* Ciber Inc.	14,641	44
* Kopin Corp.	12,441	42
* Seachange International Inc.	6,198	42
PC Connection Inc.	1,820	41
* Bazaarvoice Inc.	5,467	40
* Silicon Image Inc.	7,180	40
* Perficient Inc.	2,267	39
* Quantum Corp.	24,529	39
* NVE Corp.	531	37
* Entropic Communications Inc.	15,632	37
* Verint Systems Inc.	615	37
Reis Inc.	1,463	37
* Telenav Inc.	5,136	36
* Paycom Software Inc.	1,230	35

* Alpha & Omega Semiconductor Ltd.	4,077	35
* Kemet Corp.	8,555	34
* Digi International Inc.	4,783	34
* Agilysys Inc.	2,764	34
Electro Scientific Industries Inc.	4,615	33
* Ultra Clean Holdings Inc.	3,799	33
* Intevac Inc.	4,506	32
* Oclaro Inc.	17,656	32
* TechTarget Inc.	3,125	32
* Cascade Microtech Inc.	2,258	31
* Actuate Corp.	8,687	31
* Limelight Networks Inc.	11,188	31
* RealNetworks Inc.	4,321	30
* Sapiens International Corp. NV	4,037	30
* Nanometrics Inc.	2,014	30
* Bottomline Technologies de Inc.	1,196	29
* TeleCommunication Systems Inc. Class A	9,061	28
Tessco Technologies Inc.	990	28
Computer Task Group Inc.	2,841	26
Daktronics Inc.	2,101	25
* Trulia Inc.	488	25
* Millennial Media Inc.	14,215	25
* Infoblox Inc.	1,372	25
* Global Eagle Entertainment Inc.	1,755	23
* ModusLink Global Solutions Inc.	6,973	23
* Rubicon Technology Inc.	4,488	23
* Procera Networks Inc.	3,268	22
* Extreme Networks Inc.	5,748	21
* Cinedigm Corp. Class A	11,158	20
* Finisar Corp.	1,112	19
* YuMe Inc.	3,419	18
* Tremor Video Inc.	6,690	16
* Covisint Corp.	7,063	16
* Multi-Fineline Electronix Inc.	1,599	16
* NeuStar Inc. Class A	580	16
* Newport Corp.	819	14
* Viasystems Group Inc.	915	14
* Rightside Group Ltd.	1,545	13
* Model N Inc.	1,079	11
* Audience Inc.	2,642	9
* Demand Media Inc.	1,546	9
* KVH Industries Inc.	677	8
* Glu Mobile Inc.	1,559	6
* MobileIron Inc.	614	6
* Numerex Corp. Class A	488	5
* Aerohive Networks Inc.	979	5
* Globant SA	335	5
* Zendesk Inc.	187	4
* Q2 Holdings Inc.	163	3
* Silver Spring Networks Inc.	402	3
QAD Inc. Class A	139	3
* Varonis Systems Inc.	87	2
* OPOWER Inc.	127	2
* QuickLogic Corp.	613	2
* Rubicon Project Inc.	129	2
* Vringo Inc.	1,845	2
* Amber Road Inc.	146	2

* Vitesse Semiconductor Corp.	490	2
* Everyday Health Inc.	124	2
* Borderfree Inc.	97	1
* Five9 Inc.	201	1
* A10 Networks Inc.	208	1
* Revolution Lighting Technologies Inc.	369	—
		14,936
Utilities (7.5%)
* Dynegy Inc.	22,967	761
Cleco Corp.	11,282	606
IDACORP Inc.	9,402	584
Piedmont Natural Gas Co. Inc.	14,567	546
Portland General Electric Co.	14,637	540
Southwest Gas Corp.	8,709	504
WGL Holdings Inc.	9,725	475
New Jersey Resources Corp.	7,894	457
Black Hills Corp.	8,362	452
PNM Resources Inc.	14,842	430
UIL Holdings Corp.	10,534	419
Laclede Group Inc.	8,036	408
ALLETE Inc.	7,893	402
NorthWestern Corp.	7,293	388
Avista Corp.	11,212	386
ONE Gas Inc.	9,685	376
South Jersey Industries Inc.	6,146	351
El Paso Electric Co.	7,559	286
MGE Energy Inc.	6,468	285
Northwest Natural Gas Co.	5,057	235
American States Water Co.	6,727	235
California Water Service Group	8,907	223
Empire District Electric Co.	8,045	223
NRG Yield Inc. Class A	4,420	209
Otter Tail Corp.	6,816	196
* Iridium Communications Inc.	15,201	145
* Globalstar Inc.	51,111	144
Abengoa Yield plc	5,044	142
Chesapeake Utilities Corp.	2,742	123
Atlantic Tele-Network Inc.	1,771	120
* Vonage Holdings Corp.	32,336	110
West Corp.	3,441	108
* Cincinnati Bell Inc.	30,121	107
Unitil Corp.	2,618	92
* 8x8 Inc.	11,339	88
* Premiere Global Services Inc.	7,751	82
Consolidated Communications Holdings Inc.	2,833	78
Connecticut Water Service Inc.	2,052	72
SJW Corp.	2,365	71
* Intelsat SA	3,829	67
Middlesex Water Co.	3,015	66
Spok Holdings Inc.	4,085	65
* Pike Corp.	5,170	62
Ormat Technologies Inc.	2,067	57
* ORBCOMM Inc.	8,118	53
Atlantic Power Corp.	22,754	52
* Hawaiian Telcom Holdco Inc.	1,995	52
* Pendrell Corp.	30,939	44
* Boingo Wireless Inc.	4,336	35

Artesian Resources Corp. Class A			1,462	31
Shenandoah Telecommunications Co.			672	20
York Water Co.			921	19
NTELOS Holdings Corp.			1,790	15
* FairPoint Communications Inc.			738	11
* inContact Inc.			1,109	9
Lumos Networks Corp.			551	9
Spark Energy Inc. Class A			493	7
IDT Corp. Class B			189	3
* magicJack VocalTec Ltd.			238	2
				12,138
Total Common Stocks (Cost $156,512)				160,056
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund	0.116%		508,000	508

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
Total Temporary Cash Investments (Cost $609)				608
Total Investments (100.0%) (Cost $157,121)				160,664
Other Assets and Liabilities-Net (0.0%)[4]				(48)
Net Assets (100%)				160,616
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $281,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $367,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Russell 2000 Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	160,037	—	19
Temporary Cash Investments	508	100	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	160,539	100	19
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	3	351	—

Russell 2000 Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $157,137,000. Net unrealized appreciation of investment securities for tax purposes was $3,527,000, consisting of unrealized gains of $14,608,000 on securities that had risen in value since their purchase and $11,081,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (17.2%)
* Tenneco Inc.	20,377	1,107
* Buffalo Wild Wings Inc.	6,326	1,077
Vail Resorts Inc.	12,098	1,060
Wolverine World Wide Inc.	33,947	1,036
Jack in the Box Inc.	13,402	998
Pool Corp.	15,100	897
* Restoration Hardware Holdings Inc.	10,437	882
* Five Below Inc.	18,164	848
Sotheby's	20,394	824
HSN Inc.	11,109	810
Cheesecake Factory Inc.	16,718	810
* Conversant Inc.	22,425	785
* Asbury Automotive Group Inc.	10,262	777
Texas Roadhouse Inc. Class A	23,332	771
Brunswick Corp.	15,519	771
Cracker Barrel Old Country Store Inc.	5,985	766
* Cimpress NV	11,142	748
* Grand Canyon Education Inc.	15,611	713
Hillenbrand Inc.	21,022	676
Sinclair Broadcast Group Inc. Class A	22,984	670
* Steven Madden Ltd.	19,507	665
PriceSmart Inc.	6,271	608
Dana Holding Corp.	28,237	599
Men's Wearhouse Inc.	12,779	597
* Skechers U.S.A. Inc. Class A	9,694	595
* Bloomin' Brands Inc.	25,887	589
* Lumber Liquidators Holdings Inc.	9,193	585
Monro Muffler Brake Inc.	10,550	578
* ANN Inc.	15,674	576
* G-III Apparel Group Ltd.	6,432	569
Lithia Motors Inc. Class A	7,640	562
Papa John's International Inc.	10,264	542
Nexstar Broadcasting Group Inc. Class A	10,270	527
* Fiesta Restaurant Group Inc.	8,980	503
* Pinnacle Entertainment Inc.	19,948	496
* American Axle & Manufacturing Holdings Inc.	22,694	484
Buckle Inc.	9,459	484
* Select Comfort Corp.	18,178	479
* Outerwall Inc.	6,776	476
* Bright Horizons Family Solutions Inc.	10,293	460
* LifeLock Inc.	26,976	445
* Krispy Kreme Doughnuts Inc.	21,846	445
* Gentherm Inc.	11,735	442
* Popeyes Louisiana Kitchen Inc.	7,928	438
Pier 1 Imports Inc.	31,411	433
* Hibbett Sports Inc.	8,602	432
* Dorman Products Inc.	9,062	429
La-Z-Boy Inc.	14,924	388
* Burlington Stores Inc.	8,583	383

* Shutterstock Inc.	5,054	380
Drew Industries Inc.	7,924	373
* Tumi Holdings Inc.	16,996	372
KB Home	20,742	364
* Mattress Firm Holding Corp.	5,028	357
* Multimedia Games Holding Co. Inc.	9,833	357
Sonic Corp.	12,773	347
* Constant Contact Inc.	10,512	344
* Shutterfly Inc.	7,795	333
Oxford Industries Inc.	4,883	323
* Red Robin Gourmet Burgers Inc.	4,797	323
* Universal Electronics Inc.	5,329	322
* Conn's Inc.	9,282	318
* Diamond Resorts International Inc.	11,841	286
Churchill Downs Inc.	2,931	282
Columbia Sportswear Co.	6,215	280
* Strayer Education Inc.	3,629	275
* Boyd Gaming Corp.	20,765	265
* Rentrak Corp.	3,042	256
* Tuesday Morning Corp.	11,817	252
Capella Education Co.	3,662	250
* Vitamin Shoppe Inc.	5,193	249
Sturm Ruger & Co. Inc.	6,518	248
* Weight Watchers International Inc.	8,555	248
* Meritor Inc.	17,278	243
* Carmike Cinemas Inc.	8,131	241
* Helen of Troy Ltd.	3,609	233
Brown Shoe Co. Inc.	7,078	232
* La Quinta Holdings Inc.	10,523	232
Winnebago Industries Inc.	9,151	230
Interval Leisure Group Inc.	10,244	223
* Iconix Brand Group Inc.	5,468	221
* Cavco Industries Inc.	2,959	219
DineEquity Inc.	2,186	217
* Stamps.com Inc.	4,355	206
* HealthStream Inc.	7,083	203
* Libbey Inc.	6,737	202
* Motorcar Parts of America Inc.	5,904	199
* Zumiez Inc.	5,497	197
* Denny's Corp.	19,621	190
* American Public Education Inc.	5,523	186
* Smith & Wesson Holding Corp.	18,409	184
Nutrisystem Inc.	9,637	183
* Tower International Inc.	6,920	177
* Francesca's Holdings Corp.	13,881	176
* Del Frisco's Restaurant Group Inc.	7,908	176
* Gray Television Inc.	16,631	173
* Vera Bradley Inc.	7,307	168
* American Woodmark Corp.	4,123	164
* Scientific Games Corp. Class A	10,840	164
* TiVo Inc.	13,177	160
* RealD Inc.	13,496	155
Standard Motor Products Inc.	3,960	151
ClubCorp Holdings Inc.	7,353	145
* Blue Nile Inc.	4,071	141
* Vince Holding Corp.	3,752	139
Group 1 Automotive Inc.	1,496	134

* XO Group Inc.	9,037	131
* Cumulus Media Inc. Class A	32,480	130
* Container Store Group Inc.	5,808	126
Entravision Communications Corp. Class A	18,362	119
* Chuy's Holdings Inc.	5,525	118
Finish Line Inc. Class A	4,050	116
World Wrestling Entertainment Inc. Class A	9,973	115
Ruth's Hospitality Group Inc.	7,742	102
* Overstock.com Inc.	3,908	97
Strattec Security Corp.	916	95
* BJ's Restaurants Inc.	1,932	95
* Tile Shop Holdings Inc.	9,414	94
* Noodles & Co. Class A	3,634	89
* Christopher & Banks Corp.	12,228	89
* Angie's List Inc.	14,662	87
* Nautilus Inc.	6,407	82
Movado Group Inc.	2,783	80
* Nathan's Famous Inc.	1,056	79
* Stoneridge Inc.	7,300	79
MDC Partners Inc. Class A	3,522	78
* Beazer Homes USA Inc.	3,813	76
* Bravo Brio Restaurant Group Inc.	5,770	76
* Jamba Inc.	5,771	71
* TRI Pointe Homes Inc.	4,575	70
Cooper Tire & Rubber Co.	1,981	67
* Potbelly Corp.	5,016	66
National CineMedia Inc.	4,454	63
* Kirkland's Inc.	2,881	63
* Zoe's Kitchen Inc.	1,959	62
* Build-A-Bear Workshop Inc.	3,007	62
* Coupons.com Inc.	4,051	62
Winmark Corp.	755	61
* Orbitz Worldwide Inc.	7,844	60
* El Pollo Loco Holdings Inc.	2,183	60
* Eros International plc	2,717	59
* Genesco Inc.	708	58
* Quiksilver Inc.	28,080	57
* K12 Inc.	4,883	56
Cato Corp. Class A	1,380	55
* Sequential Brands Group Inc.	4,458	55
* Malibu Boats Inc. Class A	2,809	53
* Fox Factory Holding Corp.	3,751	51
Collectors Universe Inc.	2,316	51
Arctic Cat Inc.	1,516	50
* Crocs Inc.	3,762	50
* Liberty Tax Inc.	1,282	49
* Norcraft Cos. Inc.	2,508	45
* Life Time Fitness Inc.	776	43
* Famous Dave's of America Inc.	1,583	40
* Caesars Entertainment Corp.	2,364	40
Marchex Inc. Class B	11,024	40
* Speed Commerce Inc.	13,178	39
* Franklin Covey Co.	2,009	38
* Martha Stewart Living Omnimedia Inc. Class A	7,985	34
* Crown Media Holdings Inc. Class A	10,040	34
* Revlon Inc. Class A	956	32
* Express Inc.	1,774	27

* EVINE Live Inc.	4,161	26
* 2U Inc.	1,230	22
* Pacific Sunwear of California Inc.	13,015	22
* Morgans Hotel Group Co.	2,676	22
* Townsquare Media Inc. Class A	1,730	22
Marine Products Corp.	3,291	22
* FTD Cos. Inc.	571	20
* America's Car-Mart Inc.	357	18
* Ignite Restaurant Group Inc.	2,368	18
* Papa Murphy's Holdings Inc.	1,766	18
* Care.com Inc.	1,957	17
Carriage Services Inc. Class A	804	15
* LGI Homes Inc.	955	15
* William Lyon Homes Class A	638	13
* Cooper-Standard Holding Inc.	240	13
* Central Garden and Pet Co. Class A	1,561	13
* Radio One Inc.	6,927	12
* Cenveo Inc.	6,107	11
* New York & Co. Inc.	4,067	11
* Destination XL Group Inc.	1,867	10
Destination Maternity Corp.	576	9
Inter Parfums Inc.	356	9
Saga Communications Inc. Class A	225	9
* hhgregg Inc.	1,391	9
Escalade Inc.	638	8
* ReachLocal Inc.	2,454	8
* Sportsman's Warehouse Holdings Inc.	1,107	8
* TubeMogul Inc.	419	7
Remy International Inc.	319	6
* ITT Educational Services Inc.	563	5
* Century Communities Inc.	163	3
		49,900
Consumer Staples (3.4%)
* United Natural Foods Inc.	16,610	1,249
Casey's General Stores Inc.	12,883	1,079
* Boston Beer Co. Inc. Class A	2,789	733
* TreeHouse Foods Inc.	7,295	591
* Fresh Market Inc.	14,332	587
Sanderson Farms Inc.	6,618	575
J&J Snack Foods Corp.	4,991	524
B&G Foods Inc.	17,061	488
Andersons Inc.	8,731	472
Cal-Maine Foods Inc.	10,323	432
WD-40 Co.	5,022	382
Lancaster Colony Corp.	3,893	366
Vector Group Ltd.	14,490	315
* Diamond Foods Inc.	7,294	217
* USANA Health Sciences Inc.	2,013	215
* Boulder Brands Inc.	18,576	201
Calavo Growers Inc.	4,506	193
Tootsie Roll Industries Inc.	5,739	167
Coca-Cola Bottling Co. Consolidated	1,432	135
* Medifast Inc.	4,409	130
Limoneira Co.	3,760	96
* National Beverage Corp.	3,830	96
PetMed Express Inc.	6,777	91
* Chefs' Warehouse Inc.	4,939	85

*	Farmer Bros Co.	2,508	72
*	Inventure Foods Inc.	5,139	71
*	Natural Grocers by Vitamin Cottage Inc.	2,835	64
	Orchids Paper Products Co.	2,199	60
	Core-Mark Holding Co. Inc.	812	49
*	Craft Brew Alliance Inc.	3,051	41
	Liberator Medical Holdings Inc.	10,985	31
*	Lifeway Foods Inc.	1,539	29
*	22nd Century Group Inc.	13,975	27
*	Synutra International Inc.	4,967	26
*	Fairway Group Holdings Corp.	5,635	21
*	Seaboard Corp.	6	21
	Female Health Co.	4,591	20
	Alico Inc.	63	2
			9,953
Energy (3.4%)
	SemGroup Corp. Class A	14,265	1,055
*	Diamondback Energy Inc.	14,023	791
	Western Refining Inc.	17,807	732
*	Kodiak Oil & Gas Corp.	89,205	654
*	Carrizo Oil & Gas Inc.	15,227	601
*	Flotek Industries Inc.	18,004	351
	SunCoke Energy Inc.	16,091	327
	Green Plains Inc.	10,522	316
	Delek US Holdings Inc.	10,381	310
*	Bonanza Creek Energy Inc.	10,981	299
*	Magnum Hunter Resources Corp.	66,159	265
	CARBO Ceramics Inc.	6,570	250
*	Matador Resources Co.	13,743	242
*	Parsley Energy Inc. Class A	17,656	223
*	Synergy Resources Corp.	22,346	219
*	C&J Energy Services Inc.	13,115	199
*	Matrix Service Co.	8,860	187
*	Forum Energy Technologies Inc.	7,414	178
*	RigNet Inc.	4,007	164
*,^ FuelCell Energy Inc.		77,722	130
*	Clayton Williams Energy Inc.	1,984	115
*	Sanchez Energy Corp.	10,131	114
*	Rex Energy Corp.	15,814	111
*	REX American Resources Corp.	1,690	107
*	Abraxas Petroleum Corp.	30,219	100
	TerraForm Power Inc. Class A	2,921	97
*	Basic Energy Services Inc.	10,471	94
*	Capstone Turbine Corp.	110,524	93
*	Pioneer Energy Services Corp.	14,810	89
	Panhandle Oil and Gas Inc. Class A	4,552	80
*	Rosetta Resources Inc.	2,626	77
*	Clean Energy Fuels Corp.	13,004	75
*	Trecora Resources	5,782	71
*,^ Goodrich Petroleum Corp.		11,369	69
*	Triangle Petroleum Corp.	13,887	67
*	PetroQuest Energy Inc.	17,746	66
*	Ring Energy Inc.	6,780	65
*	Enphase Energy Inc.	6,137	65
*	Gastar Exploration Inc.	21,628	64
*	Willbros Group Inc.	13,431	61
*	Solazyme Inc.	25,448	59

	EXCO Resources Inc.	19,470	57
*	Approach Resources Inc.	5,603	54
	Evolution Petroleum Corp.	6,587	52
*	FX Energy Inc.	18,557	48
*	Eclipse Resources Corp.	4,433	48
*	RSP Permian Inc.	2,198	48
*	Isramco Inc.	301	41
*	Jones Energy Inc.	3,745	38
	Gulf Island Fabrication Inc.	1,863	36
	Alon USA Energy Inc.	2,493	35
	W&T Offshore Inc.	4,491	34
*	EnerNOC Inc.	2,287	33
	Nordic American Offshore Ltd.	2,500	33
*	TransAtlantic Petroleum Ltd.	3,967	27
*	PDC Energy Inc.	866	26
*	Glori Energy Inc.	4,243	17
	Walter Energy Inc.	5,118	16
*,^ Profire Energy Inc.		4,838	16
*	ION Geophysical Corp.	6,240	15
	North Atlantic Drilling Ltd.	5,974	15
	Tesco Corp.	930	13
*	BPZ Resources Inc.	17,809	11
*	Geospace Technologies Corp.	392	10
*	Independence Contract Drilling Inc.	1,150	8
*	Pacific Ethanol Inc.	682	8
*	Apco Oil and Gas International Inc.	415	6
*	Forest Oil Corp.	3,673	2
	Adams Resources & Energy Inc.	36	2
*	Quicksilver Resources Inc.	4,943	1
*	Miller Energy Resources Inc.	633	1
			9,983
Financial Services (9.9%)
*	WEX Inc.	12,971	1,467
*	Euronet Worldwide Inc.	17,057	991
*	PRA Group Inc.	16,756	981
	Bank of the Ozarks Inc.	26,661	965
	Sun Communities Inc.	16,070	946
*	Strategic Hotels & Resorts Inc.	63,394	842
	MarketAxess Holdings Inc.	12,625	828
	Sovran Self Storage Inc.	9,582	815
	Fair Isaac Corp.	10,760	772
	National Health Investors Inc.	11,064	733
	Heartland Payment Systems Inc.	11,995	654
	EastGroup Properties Inc.	9,513	639
*	Cardtronics Inc.	14,897	583
	Glimcher Realty Trust	41,231	567
	Potlatch Corp.	13,586	565
	Financial Engines Inc.	17,221	563
*	First Cash Financial Services Inc.	9,692	560
	Evercore Partners Inc. Class A	11,075	559
	WisdomTree Investments Inc.	36,051	548
*	Blackhawk Network Holdings Inc. Class B	15,329	547
	Advent Software Inc.	17,228	543
	Empire State Realty Trust Inc.	29,112	488
	EVERTEC Inc.	22,027	485
	Sabra Health Care REIT Inc.	17,041	482
	Home BancShares Inc.	14,533	460

* MGIC Investment Corp.	47,232	440
Greenhill & Co. Inc.	9,402	417
Ryman Hospitality Properties Inc.	7,479	390
HFF Inc. Class A	11,006	379
* BofI Holding Inc.	4,764	376
AmTrust Financial Services Inc.	7,220	371
* St. Joe Co.	19,541	363
Virtus Investment Partners Inc.	2,352	362
* Western Alliance Bancorp	13,509	357
First Financial Bankshares Inc.	11,808	356
* Credit Acceptance Corp.	2,357	353
* Essent Group Ltd.	13,944	351
Cohen & Steers Inc.	6,492	281
* Texas Capital Bancshares Inc.	5,093	281
CoreSite Realty Corp.	7,037	268
PS Business Parks Inc.	3,286	267
Alexander's Inc.	658	265
* Encore Capital Group Inc.	5,884	252
* Altisource Portfolio Solutions SA	4,448	233
DuPont Fabros Technology Inc.	6,811	222
Radian Group Inc.	12,850	219
* World Acceptance Corp.	2,641	202
Universal Health Realty Income Trust	4,061	196
* Eagle Bancorp Inc.	5,634	193
* Altisource Asset Management Corp.	389	193
Universal Insurance Holdings Inc.	9,907	192
GAMCO Investors Inc.	2,147	185
Cass Information Systems Inc.	3,861	176
* Harbinger Group Inc.	11,552	159
Saul Centers Inc.	2,839	155
Investors Bancorp Inc.	14,279	154
* eHealth Inc.	5,962	154
Westwood Holdings Group Inc.	2,456	146
* Xoom Corp.	10,193	143
BGC Partners Inc. Class A	16,042	140
QTS Realty Trust Inc. Class A	4,021	131
Diamond Hill Investment Group Inc.	954	129
Employers Holdings Inc.	6,059	123
Urstadt Biddle Properties Inc. Class A	5,335	118
* Ladenburg Thalmann Financial Services Inc.	33,454	112
Federated National Holding Co.	4,203	106
Infinity Property & Casualty Corp.	1,407	102
* CareTrust REIT Inc.	6,227	101
American Assets Trust Inc.	2,538	100
United Insurance Holdings Corp.	5,098	96
HCI Group Inc.	2,093	85
* Marcus & Millichap Inc.	2,689	83
* Blackhawk Network Holdings Inc.	2,278	83
* Meridian Bancorp Inc.	6,822	75
Independent Bank Group Inc.	1,314	56
* Atlas Financial Holdings Inc.	3,607	53
Kennedy-Wilson Holdings Inc.	1,879	49
* Tree.com Inc.	978	44
* PennyMac Financial Services Inc. Class A	2,679	43
* Heritage Insurance Holdings Inc.	2,398	42
United Financial Bancorp Inc.	2,872	40
ViewPoint Financial Group Inc.	1,458	35

Pzena Investment Management Inc. Class A	3,849	33
RCS Capital Corp. Class A	3,173	32
Silvercrest Asset Management Group Inc. Class A	1,714	25
Crawford & Co. Class B	2,268	20
Maiden Holdings Ltd.	1,528	20
Consolidated-Tomoka Land Co.	356	19
* INTL. FCStone Inc.	1,075	19
Aviv REIT Inc.	488	16
* Square 1 Financial Inc. Class A	731	16
* Forestar Group Inc.	953	15
* Higher One Holdings Inc.	3,856	14
National Interstate Corp.	434	12
Moelis & Co. Class A	283	9
Cardinal Financial Corp.	498	9
* Tejon Ranch Co.	279	8
* Stonegate Mortgage Corp.	641	8
UMH Properties Inc.	685	7
* Kearny Financial Corp.	428	6
ServisFirst Bancshares Inc.	102	3
* CommunityOne Bancorp	229	2
* Tejon Ranch Co. Warrants Exp. 8/31/2016	617	1
CIFC Corp.	100	1
		28,875
Health Care (23.3%)
* Isis Pharmaceuticals Inc.	39,354	2,038
* Puma Biotechnology Inc.	7,772	1,764
* Team Health Holdings Inc.	23,509	1,344
* DexCom Inc.	25,077	1,290
* Cepheid	23,338	1,285
STERIS Corp.	19,777	1,261
West Pharmaceutical Services Inc.	23,655	1,230
* Pacira Pharmaceuticals Inc.	11,934	1,121
* PAREXEL International Corp.	19,036	1,114
* NPS Pharmaceuticals Inc.	33,134	1,099
* Avanir Pharmaceuticals Inc.	64,519	963
HealthSouth Corp.	22,410	922
* Acadia Healthcare Co. Inc.	14,315	888
* Insulet Corp.	18,549	864
* Receptos Inc.	6,204	839
* Akorn Inc.	20,865	836
* Medidata Solutions Inc.	18,107	773
* ACADIA Pharmaceuticals Inc.	24,288	725
* MWI Veterinary Supply Inc.	4,305	704
* Exact Sciences Corp.	27,717	688
Chemed Corp.	5,871	646
* Dyax Corp.	45,499	639
* HMS Holdings Corp.	29,344	612
* Thoratec Corp.	19,011	593
* Auxilium Pharmaceuticals Inc.	16,835	582
* Synageva BioPharma Corp.	7,164	582
* Air Methods Corp.	13,104	582
* Prestige Brands Holdings Inc.	17,344	580
* NuVasive Inc.	13,037	573
* Ironwood Pharmaceuticals Inc. Class A	40,025	554
* OPKO Health Inc.	65,956	553
* Celldex Therapeutics Inc.	27,138	550
* Neogen Corp.	12,282	544

*	Medicines Co.	19,795	531
*	Molina Healthcare Inc.	10,122	517
*	Globus Medical Inc.	22,055	508
*	Acorda Therapeutics Inc.	13,940	508
*	Neurocrine Biosciences Inc.	25,434	507
	Cantel Medical Corp.	11,323	493
*	Keryx Biopharmaceuticals Inc.	30,611	487
*	Cyberonics Inc.	9,000	479
*	ABIOMED Inc.	13,367	475
*	WebMD Health Corp.	12,968	474
*,^ MannKind Corp.		75,858	467
*	Agios Pharmaceuticals Inc.	4,543	458
*	Spectranetics Corp.	13,935	457
*	ExamWorks Group Inc.	11,619	457
	PDL BioPharma Inc.	53,847	445
	Abaxis Inc.	7,463	428
*	Masimo Corp.	16,213	426
*	Novavax Inc.	79,681	425
*	Catalent Inc.	14,722	424
*	Lannett Co. Inc.	8,613	423
*	HeartWare International Inc.	5,698	419
*	Portola Pharmaceuticals Inc.	14,290	402
*	Nektar Therapeutics	24,013	400
*	Omnicell Inc.	12,265	395
*	Clovis Oncology Inc.	8,260	393
*	ARIAD Pharmaceuticals Inc.	55,173	392
	Theravance Inc.	25,872	391
*	Ligand Pharmaceuticals Inc.	6,944	374
*	MedAssets Inc.	19,272	373
*	Natus Medical Inc.	10,767	369
	Select Medical Holdings Corp.	24,762	357
*	NxStage Medical Inc.	20,564	355
*	MiMedx Group Inc.	31,163	345
*	PTC Therapeutics Inc.	7,138	319
*	Chimerix Inc.	9,036	318
*	Intrexon Corp.	11,928	316
*	Arena Pharmaceuticals Inc.	73,712	309
*	Halozyme Therapeutics Inc.	34,714	305
*	Depomed Inc.	19,429	301
*	Bluebird Bio Inc.	7,289	301
*	ImmunoGen Inc.	28,436	293
*	Fluidigm Corp.	9,398	290
*	Merrimack Pharmaceuticals Inc.	31,063	285
*	Cardiovascular Systems Inc.	9,258	284
*	Horizon Pharma plc	21,824	279
*	Endologix Inc.	21,474	275
*	Sangamo BioSciences Inc.	22,779	275
*	Quidel Corp.	9,559	266
*	Zeltiq Aesthetics Inc.	9,729	266
*	NewLink Genetics Corp.	6,631	259
*	Capital Senior Living Corp.	9,729	248
	Quality Systems Inc.	16,702	246
*	Repligen Corp.	10,723	245
	Ensign Group Inc.	6,214	245
*	Infinity Pharmaceuticals Inc.	16,302	245
*	Orexigen Therapeutics Inc.	41,118	238
*	Omeros Corp.	10,605	237

*	Insmed Inc.	16,587	234
*	Cambrex Corp.	10,249	233
*	Luminex Corp.	12,600	233
*	Wright Medical Group Inc.	7,857	230
	Meridian Bioscience Inc.	13,941	229
*	Sarepta Therapeutics Inc.	13,448	228
*	Tetraphase Pharmaceuticals Inc.	8,615	227
*	TESARO Inc.	6,473	223
*	KYTHERA Biopharmaceuticals Inc.	5,831	223
	Computer Programs & Systems Inc.	3,743	220
*	Bio-Reference Laboratories Inc.	7,657	217
*	BioDelivery Sciences International Inc.	14,014	215
*	Acceleron Pharma Inc.	5,506	213
*	Aegerion Pharmaceuticals Inc.	9,772	206
*	Gentiva Health Services Inc.	10,540	205
*,^ Raptor Pharmaceutical Corp.		20,992	202
*	BioCryst Pharmaceuticals Inc.	18,631	201
*	Ophthotech Corp.	4,654	201
*	Anika Therapeutics Inc.	4,833	198
*	Karyopharm Therapeutics Inc.	4,549	191
*	Volcano Corp.	17,212	190
*	MacroGenics Inc.	6,709	190
*	Momenta Pharmaceuticals Inc.	16,141	189
*	Genomic Health Inc.	5,584	186
*	AMAG Pharmaceuticals Inc.	4,965	185
*	LDR Holding Corp.	5,561	181
*	Accuray Inc.	25,840	178
*	Inovio Pharmaceuticals Inc.	17,900	173
*	Sagent Pharmaceuticals Inc.	5,888	170
*	Integra LifeSciences Holdings Corp.	3,426	169
	Atrion Corp.	515	167
*	Enanta Pharmaceuticals Inc.	3,467	163
	US Physical Therapy Inc.	4,092	159
*	GenMark Diagnostics Inc.	13,971	159
*	Amsurg Corp.	3,021	156
*	Accelerate Diagnostics Inc.	7,578	153
*	Providence Service Corp.	3,871	151
	Phibro Animal Health Corp. Class A	4,919	150
*	Vanda Pharmaceuticals Inc.	11,371	148
*	Vascular Solutions Inc.	5,740	148
*	IPC The Hospitalist Co. Inc.	3,314	146
*	Impax Laboratories Inc.	4,563	146
*	Relypsa Inc.	5,688	142
*	TherapeuticsMD Inc.	36,178	139
*	Anacor Pharmaceuticals Inc.	4,014	138
*	Array BioPharma Inc.	34,174	138
*,^ Organovo Holdings Inc.		20,992	132
*	XOMA Corp.	23,112	131
*	Pacific Biosciences of California Inc.	19,307	131
*	Insys Therapeutics Inc.	3,354	130
*	CorVel Corp.	3,729	129
*	AtriCure Inc.	6,791	127
*	Surgical Care Affiliates Inc.	3,995	127
*	Aratana Therapeutics Inc.	9,500	126
*	ANI Pharmaceuticals Inc.	2,307	125
*	Five Prime Therapeutics Inc.	5,787	119
*	TG Therapeutics Inc.	7,883	118

*	Sequenom Inc.	39,164	117
*	Theravance Biopharma Inc.	7,392	117
*	Pernix Therapeutics Holdings Inc.	11,167	116
*	STAAR Surgical Co.	12,533	115
*,^ ZIOPHARM Oncology Inc.		27,253	115
*	IGI Laboratories Inc.	10,746	112
*	Foundation Medicine Inc.	4,688	111
*	Cempra Inc.	7,673	110
*	Cerus Corp.	24,341	110
*	Exelixis Inc.	65,356	108
*	Kite Pharma Inc.	2,543	107
	Landauer Inc.	3,208	106
*	Immunomedics Inc.	25,507	105
*	VIVUS Inc.	30,181	101
*	Arrowhead Research Corp.	17,120	100
*	Ultragenyx Pharmaceutical Inc.	2,283	100
*	CTI BioPharma Corp.	45,026	99
*	Epizyme Inc.	4,305	98
*	Synergy Pharmaceuticals Inc.	31,454	94
*,^ Unilife Corp.		29,890	94
*	OncoMed Pharmaceuticals Inc.	4,241	93
*	Aerie Pharmaceuticals Inc.	3,527	93
*	SciClone Pharmaceuticals Inc.	10,631	90
*	Antares Pharma Inc.	39,186	90
*	Regulus Therapeutics Inc.	4,748	89
*	Achillion Pharmaceuticals Inc.	6,793	87
*	ZS Pharma Inc.	2,033	87
*	RadNet Inc.	10,351	87
*	Supernus Pharmaceuticals Inc.	9,831	87
*	Healthways Inc.	5,508	86
*	WellCare Health Plans Inc.	1,120	83
*	Intra-Cellular Therapies Inc.	5,741	82
	POZEN Inc.	9,174	82
*	Peregrine Pharmaceuticals Inc.	55,098	82
*	Avalanche Biotechnologies Inc.	2,052	81
*	Endocyte Inc.	12,443	81
*	Osiris Therapeutics Inc.	5,812	76
*	Auspex Pharmaceuticals Inc.	3,120	76
*	Merge Healthcare Inc.	23,875	75
*	Hyperion Therapeutics Inc.	3,638	75
	Utah Medical Products Inc.	1,277	74
*	Retrophin Inc.	7,143	72
*	Cynosure Inc. Class A	2,578	71
*,^ Galena Biopharma Inc.		39,620	71
*	Sucampo Pharmaceuticals Inc. Class A	6,003	70
*	Lexicon Pharmaceuticals Inc.	68,964	70
*	Synta Pharmaceuticals Corp.	21,780	69
*,^ Northwest Biotherapeutics Inc.		12,678	68
*	Repros Therapeutics Inc.	7,753	66
*	Neuralstem Inc.	23,079	65
*	Esperion Therapeutics Inc.	2,028	64
*	Sage Therapeutics Inc.	1,617	64
*	Bio-Path Holdings Inc.	24,632	61
*	Heron Therapeutics Inc.	7,819	60
*	Stemline Therapeutics Inc.	3,879	58
*	Idera Pharmaceuticals Inc.	18,430	57
*	Oxford Immunotec Global plc	4,365	57

*	Radius Health Inc.	2,302	57
*	Prothena Corp. plc	2,344	57
*	K2M Group Holdings Inc.	2,983	56
*	BioTime Inc.	17,468	56
*	Affymetrix Inc.	6,106	56
*	Haemonetics Corp.	1,504	56
*	AcelRx Pharmaceuticals Inc.	8,320	55
*	Xencor Inc.	4,923	55
*	Immune Design Corp.	1,711	54
*	Corcept Therapeutics Inc.	17,911	54
*,^ Ohr Pharmaceutical Inc.		7,059	54
*	BioTelemetry Inc.	5,306	52
*	Enzo Biochem Inc.	11,473	52
*	Alimera Sciences Inc.	8,804	52
*	NanoString Technologies Inc.	3,371	50
*	Navidea Biopharmaceuticals Inc.	39,898	49
*	Agenus Inc.	16,526	49
*	Otonomy Inc.	2,021	49
*	Zogenix Inc.	41,241	47
*	BioSpecifics Technologies Corp.	1,237	47
*	Oncothyreon Inc.	26,737	47
*	Threshold Pharmaceuticals Inc.	15,854	46
*	Zafgen Inc.	1,940	46
*	Alder Biopharmaceuticals Inc.	2,750	45
*	Castlight Health Inc. Class B	3,577	44
*	Ampio Pharmaceuticals Inc.	13,037	44
*	NanoViricides Inc.	13,457	43
*	Inogen Inc.	1,732	42
*	Actinium Pharmaceuticals Inc.	7,306	42
*	Versartis Inc.	2,326	42
*	Tandem Diabetes Care Inc.	2,912	41
*	Progenics Pharmaceuticals Inc.	5,714	40
*	Applied Genetic Technologies Corp.	1,937	39
*	Sunesis Pharmaceuticals Inc.	16,606	39
*	Spectrum Pharmaceuticals Inc.	5,240	38
*	Ardelyx Inc.	1,386	37
*	Vital Therapies Inc.	1,735	36
*	Mirati Therapeutics Inc.	2,409	36
*	National Research Corp. Class A	2,508	36
*	Kindred Biosciences Inc.	3,626	35
*	TriVascular Technologies Inc.	2,568	35
*	Emergent Biosolutions Inc.	1,359	34
*	Akebia Therapeutics Inc.	2,631	32
*	HealthEquity Inc.	1,259	31
*	Adeptus Health Inc. Class A	1,006	31
*	Revance Therapeutics Inc.	1,832	30
*	T2 Biosystems Inc.	1,568	28
*	Ocular Therapeutix Inc.	1,660	28
*	Amphastar Pharmaceuticals Inc.	2,669	28
*	Flexion Therapeutics Inc.	1,531	26
*	Galectin Therapeutics Inc.	6,263	25
*	Skilled Healthcare Group Inc.	3,330	23
*	Pain Therapeutics Inc.	12,770	23
*	Achaogen Inc.	2,117	20
*	Intersect ENT Inc.	1,107	19
*	Eleven Biotherapeutics Inc.	1,649	19
*	Imprivata Inc.	1,265	19

* Cara Therapeutics Inc.	2,000	18
* Cellular Dynamics International Inc.	2,737	18
* XenoPort Inc.	1,986	18
* Dicerna Pharmaceuticals Inc.	1,305	15
* SurModics Inc.	692	15
* National Research Corp. Class B	425	14
* Rockwell Medical Inc.	1,531	14
* Veracyte Inc.	1,970	13
* NeoStem Inc.	3,204	13
* CytRx Corp.	4,830	12
* Adamas Pharmaceuticals Inc.	825	12
* Loxo Oncology Inc.	1,018	10
* Genocea Biosciences Inc.	1,105	10
* OraSure Technologies Inc.	1,106	10
* Alliance HealthCare Services Inc.	434	10
* Egalet Corp.	1,255	8
* Verastem Inc.	743	7
* Cytori Therapeutics Inc.	15,563	7
* Accretive Health Inc.	681	6
* Roka Bioscience Inc.	1,411	6
* Addus HomeCare Corp.	169	4
* Regado Biosciences Inc.	4,712	4
* TransEnterix Inc.	797	2
		67,781
Materials & Processing (7.5%)
* Graphic Packaging Holding Co.	109,430	1,362
PolyOne Corp.	31,505	1,175
Belden Inc.	14,594	1,066
Watsco Inc.	8,646	878
* KapStone Paper and Packaging Corp.	28,307	846
* Polypore International Inc.	15,089	776
HB Fuller Co.	16,769	724
* Chemtura Corp.	30,316	706
* Rexnord Corp.	25,147	693
Balchem Corp.	10,182	662
Worthington Industries Inc.	17,227	650
US Silica Holdings Inc.	17,994	565
Mueller Water Products Inc. Class A	53,374	507
* Stillwater Mining Co.	37,572	493
RBC Bearings Inc.	7,735	492
* Berry Plastics Group Inc.	16,930	490
* Trex Co. Inc.	11,260	474
* Boise Cascade Co.	13,208	471
* Clearwater Paper Corp.	6,848	454
Mueller Industries Inc.	12,391	407
Globe Specialty Metals Inc.	21,230	368
* Calgon Carbon Corp.	17,875	365
* Headwaters Inc.	24,595	344
Interface Inc. Class A	22,065	334
* Cabot Microelectronics Corp.	6,756	320
* Ferro Corp.	23,800	306
AAON Inc.	14,149	293
Apogee Enterprises Inc.	5,764	261
Quaker Chemical Corp.	3,072	250
* Nortek Inc.	3,055	244
Minerals Technologies Inc.	3,210	238
Deltic Timber Corp.	3,726	232

Innophos Holdings Inc.	4,270	231
* Taminco Corp.	7,979	207
Koppers Holdings Inc.	6,846	200
* NCI Building Systems Inc.	9,409	176
Neenah Paper Inc.	2,855	163
Myers Industries Inc.	9,303	151
* PGT Inc.	15,835	149
PH Glatfelter Co.	5,407	137
* US Concrete Inc.	4,766	134
Wausau Paper Corp.	13,148	131
Stepan Co.	2,965	123
* Patrick Industries Inc.	2,743	122
Insteel Industries Inc.	5,571	122
NN Inc.	5,544	117
* OMNOVA Solutions Inc.	15,900	106
* Rentech Inc.	76,516	99
* Beacon Roofing Supply Inc.	3,593	97
Materion Corp.	2,718	94
* Builders FirstSource Inc.	15,330	94
A Schulman Inc.	2,295	88
* Senomyx Inc.	14,274	83
Advanced Drainage Systems Inc.	3,343	79
Global Brass & Copper Holdings Inc.	6,399	78
* Stock Building Supply Holdings Inc.	4,893	78
* Masonite International Corp.	1,314	77
* Ply Gem Holdings Inc.	6,063	76
Innospec Inc.	1,704	73
Chase Corp.	2,031	69
Schweitzer-Mauduit International Inc.	1,555	66
* Continental Building Products Inc.	3,935	66
Sensient Technologies Corp.	964	57
* AEP Industries Inc.	1,227	55
* Installed Building Products Inc.	2,892	49
Gold Resource Corp.	12,642	45
* Shiloh Industries Inc.	2,630	43
United States Lime & Minerals Inc.	594	40
* Coeur Mining Inc.	9,486	39
* Horsehead Holding Corp.	2,349	37
Griffon Corp.	2,899	36
Comfort Systems USA Inc.	2,469	35
Simpson Manufacturing Co. Inc.	982	33
Aceto Corp.	1,516	32
* Dixie Group Inc.	3,987	31
Zep Inc.	2,204	30
Omega Flex Inc.	963	29
Hawkins Inc.	504	20
Quanex Building Products Corp.	777	15
* Trinseo SA	853	13
* RTI International Metals Inc.	564	13
FutureFuel Corp.	1,152	13
* Marrone Bio Innovations Inc.	4,280	10
Kronos Worldwide Inc.	778	10
Oil-Dri Corp. of America	340	9
Haynes International Inc.	200	9
* Aspen Aerogels Inc.	1,090	9
Olympic Steel Inc.	528	9
* TCP International Holdings Ltd.	1,383	8

* Handy & Harman Ltd.	191	7
* Ryerson Holding Corp.	653	7
Culp Inc.	356	7
Dynamic Materials Corp.	252	4
		21,686
Other (0.1%)[2]
* Axalta Coating Systems Ltd.	1,721	41
* Paramount Group Inc.	2,033	38
* STORE Capital Corp.	1,181	25
* Furiex Pharmaceuticals Inc. CVR	2,460	24
* VWR Corp.	893	24
* Vivint Solar Inc.	2,300	23
* INC Research Holdings Inc. Class A	900	22
* HubSpot Inc.	420	15
* Calithera Biosciences Inc.	1,379	15
* Wayfair Inc.	600	15
* Nevro Corp.	497	13
* Dermira Inc.	719	12
* Leap Wireless International Inc CVR	4,245	11
* Freshpet Inc.	603	10
* Coherus Biosciences Inc.	622	9
* Diplomat Pharmacy Inc.	280	8
* Boot Barn Holdings Inc.	300	6
* Neothetics Inc.	600	6
* Yodlee Inc.	297	3
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
* Cubist Pharmaceuticals, Inc. CVR	13,027	2
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Durata Therapeutics Inc CVR Exp. 12/31/2018	534	1
		327
Producer Durables (13.1%)
MAXIMUS Inc.	22,660	1,187
HEICO Corp.	22,258	1,180
CLARCOR Inc.	15,914	1,049
* Generac Holdings Inc.	23,038	999
Corporate Executive Board Co.	11,313	828
* Swift Transportation Co.	28,462	827
Woodward Inc.	14,825	766
Healthcare Services Group Inc.	23,519	709
* Electronics For Imaging Inc.	15,593	693
* WageWorks Inc.	11,752	687
Knight Transportation Inc.	19,992	665
HNI Corp.	13,934	654
Allegiant Travel Co. Class A	4,619	648
Littelfuse Inc.	6,466	622
Herman Miller Inc.	19,828	603
* On Assignment Inc.	18,192	559
Franklin Electric Co. Inc.	14,794	556
MSA Safety Inc.	9,896	544
* MasTec Inc.	21,900	528
Harsco Corp.	27,026	523
* Advisory Board Co.	12,252	522
Greenbrier Cos. Inc.	9,234	512
Forward Air Corp.	10,454	512
Deluxe Corp.	8,641	505
* Proto Labs Inc.	7,589	493

* EnPro Industries Inc.	7,559	488
Steelcase Inc. Class A	27,715	486
Heartland Express Inc.	18,078	480
* Hub Group Inc. Class A	12,310	463
* Saia Inc.	8,200	455
Tennant Co.	6,178	417
* TriMas Corp.	13,385	417
* Chart Industries Inc.	10,199	405
* Taser International Inc.	18,031	387
AZZ Inc.	8,578	384
H&E Equipment Services Inc.	10,414	364
CIRCOR International Inc.	5,324	356
ArcBest Corp.	8,021	348
* Rush Enterprises Inc. Class A	9,630	338
* GenCorp Inc.	20,065	335
Exponent Inc.	4,393	334
MTS Systems Corp.	5,024	333
Primoris Services Corp.	12,743	333
* TrueBlue Inc.	13,716	315
* Dycom Industries Inc.	10,146	310
* Astronics Corp.	6,321	310
* Hawaiian Holdings Inc.	15,081	306
* Teledyne Technologies Inc.	2,855	305
Lindsay Corp.	3,448	303
Knoll Inc.	16,211	300
Sun Hydraulics Corp.	7,457	300
Curtiss-Wright Corp.	4,183	297
John Bean Technologies Corp.	9,765	296
US Ecology Inc.	7,225	288
* Team Inc.	6,850	278
Altra Industrial Motion Corp.	9,076	278
* FARO Technologies Inc.	5,016	276
Raven Industries Inc.	12,232	275
* Blount International Inc.	16,588	272
Badger Meter Inc.	4,837	266
* Thermon Group Holdings Inc.	10,722	259
* Advanced Energy Industries Inc.	12,542	256
Hyster-Yale Materials Handling Inc.	3,446	253
* DXP Enterprises Inc.	4,293	252
Insperity Inc.	7,589	248
* Wabash National Corp.	22,785	246
Applied Industrial Technologies Inc.	5,082	238
* Korn/Ferry International	8,541	232
EnerSys	3,759	228
Standex International Corp.	3,067	224
* Echo Global Logistics Inc.	7,862	221
Kforce Inc.	9,149	214
* Darling Ingredients Inc.	10,718	199
Gorman-Rupp Co.	6,312	198
Encore Wire Corp.	5,277	194
Kaman Corp.	4,725	186
Matson Inc.	4,978	175
American Railcar Industries Inc.	2,967	175
TAL International Group Inc.	3,921	173
* JetBlue Airways Corp.	11,773	172
Park-Ohio Holdings Corp.	2,937	165
Douglas Dynamics Inc.	6,592	152

	Forrester Research Inc.	3,663	145
*	Advanced Emissions Solutions Inc.	6,929	139
*	XPO Logistics Inc.	3,468	134
	Aircastle Ltd.	6,464	134
*	Lydall Inc.	4,932	131
*	ExlService Holdings Inc.	4,653	130
	Multi-Color Corp.	1,963	108
*	OSI Systems Inc.	1,513	107
*	Maxwell Technologies Inc.	10,047	103
	Graham Corp.	3,382	103
*	SP Plus Corp.	4,831	100
*	Power Solutions International Inc.	1,504	99
	Werner Enterprises Inc.	3,122	97
*	Aerovironment Inc.	3,491	97
*	Mistras Group Inc.	5,495	94
*	GP Strategies Corp.	3,001	91
*	Moog Inc. Class A	1,104	80
*	Furmanite Corp.	12,625	80
*,^ ExOne Co.		3,334	78
*	Roadrunner Transportation Systems Inc.	3,406	77
	Marten Transport Ltd.	3,313	71
*	TeleTech Holdings Inc.	3,033	71
	Mesa Laboratories Inc.	945	70
*	Performant Financial Corp.	9,454	64
	Textainer Group Holdings Ltd.	1,768	62
*	Commercial Vehicle Group Inc.	8,882	58
*	Control4 Corp.	3,838	58
*	Modine Manufacturing Co.	4,641	56
*	Huron Consulting Group Inc.	807	56
*	Accuride Corp.	11,729	55
	Barrett Business Services Inc.	2,410	53
	Argan Inc.	1,653	53
*	TriNet Group Inc.	1,626	51
	Mobile Mini Inc.	1,239	51
*	Manitex International Inc.	4,640	51
*	Xerium Technologies Inc.	3,537	50
	GasLog Ltd.	2,658	47
*	Dice Holdings Inc.	4,282	47
	Twin Disc Inc.	2,007	46
*	Casella Waste Systems Inc. Class A	11,300	45
*	YRC Worldwide Inc.	1,811	43
*	Information Services Group Inc.	10,960	43
*	Heritage-Crystal Clean Inc.	2,558	42
	Albany International Corp.	1,104	41
*	Wesco Aircraft Holdings Inc.	2,834	40
	Universal Truckload Services Inc.	1,424	39
	Tetra Tech Inc.	1,406	38
	Watts Water Technologies Inc. Class A	607	37
*	Ducommun Inc.	1,415	35
*	General Finance Corp.	3,856	35
*	CUI Global Inc.	4,669	35
*	Hill International Inc.	8,262	30
*	Quality Distribution Inc.	2,275	27
*	RPX Corp.	2,006	26
*	Sykes Enterprises Inc.	1,068	25
*	Paylocity Holding Corp.	781	23
*	Aegion Corp. Class A	1,061	20

	Kadant Inc.	464	19
	Cubic Corp.	355	18
*	Energy Recovery Inc.	3,723	18
	Columbus McKinnon Corp.	659	18
*	Vertex Energy Inc.	4,062	15
	Hackett Group Inc.	1,574	14
*	Great Lakes Dredge & Dock Corp.	1,537	12
*,^ ARC Group Worldwide Inc.		927	11
*	Titan Machinery Inc.	835	11
*	PHI Inc.	229	9
*	Vicor Corp.	778	9
	Celadon Group Inc.	412	9
*	PAM Transportation Services Inc.	185	8
*	Corporate Resource Services Inc.	5,358	6
*	Quest Resource Holding Corp.	3,877	5
	SIFCO Industries Inc.	156	5
	Electro Rent Corp.	358	5
*	InnerWorkings Inc.	630	5
*	Global Sources Ltd.	581	4
	Miller Industries Inc.	199	4
	Preformed Line Products Co.	65	3
*	Sterling Construction Co. Inc.	397	3
			38,161
Technology (20.1%)
*	RF Micro Devices Inc.	95,776	1,399
*	TriQuint Semiconductor Inc.	57,347	1,398
*	Ultimate Software Group Inc.	9,490	1,397
	FEI Co.	14,145	1,211
*	Tyler Technologies Inc.	11,049	1,200
*	Cognex Corp.	29,066	1,183
*	Aspen Technology Inc.	30,818	1,163
	SS&C Technologies Holdings Inc.	22,801	1,153
*	Guidewire Software Inc.	22,744	1,148
*	Verint Systems Inc.	18,920	1,139
*	Manhattan Associates Inc.	25,368	1,004
*	Cavium Inc.	17,686	1,001
*	Sapient Corp.	38,360	947
*	Qlik Technologies Inc.	30,002	925
*	ViaSat Inc.	13,848	918
*	Synaptics Inc.	12,057	759
*	CommVault Systems Inc.	15,794	747
*	ACI Worldwide Inc.	38,082	741
	Science Applications International Corp.	14,067	712
*	Dealertrack Technologies Inc.	15,029	709
	InterDigital Inc.	13,541	675
*	Aruba Networks Inc.	35,738	669
	Blackbaud Inc.	15,451	656
	Plantronics Inc.	12,561	655
	Monolithic Power Systems Inc.	12,923	622
*	Integrated Device Technology Inc.	32,815	612
*	EPAM Systems Inc.	11,917	608
*	Microsemi Corp.	21,552	586
*	Trulia Inc.	11,495	584
*	Envestnet Inc.	11,397	583
*	Ciena Corp.	35,154	581
*	Semtech Corp.	22,501	573
*	Cornerstone OnDemand Inc.	17,788	565

*	Demandware Inc.	10,056	563
	Cypress Semiconductor Corp.	52,790	560
*	Proofpoint Inc.	12,394	538
*,^ Ambarella Inc.		9,656	531
*	MicroStrategy Inc. Class A	3,041	522
*	Finisar Corp.	30,414	519
*	comScore Inc.	11,618	511
	Power Integrations Inc.	10,181	511
*	Synchronoss Technologies Inc.	11,810	506
	Methode Electronics Inc.	12,620	489
*	NeuStar Inc. Class A	17,843	486
*	Infinera Corp.	34,794	474
*	Spansion Inc. Class A	20,206	472
*	NetScout Systems Inc.	12,199	465
*	Syntel Inc.	10,408	463
*	Cray Inc.	13,620	457
*	Silicon Laboratories Inc.	10,030	455
*	iGATE Corp.	12,236	452
*	Rambus Inc.	38,072	451
*	FleetMatics Group plc	12,518	441
*	LogMeIn Inc.	8,065	408
	NIC Inc.	21,673	391
*	Super Micro Computer Inc.	11,563	385
*	Ellie Mae Inc.	9,418	381
*	Universal Display Corp.	13,493	374
	Monotype Imaging Holdings Inc.	13,134	363
*	iRobot Corp.	9,878	360
	Tessera Technologies Inc.	10,475	358
*	RealPage Inc.	17,337	356
	Anixter International Inc.	4,065	353
*	Virtusa Corp.	8,712	349
*	Entegris Inc.	25,760	347
*	Loral Space & Communications Inc.	4,396	345
*,^ InvenSense Inc.		23,630	342
*	SPS Commerce Inc.	5,424	316
*	Imperva Inc.	7,401	315
*	Sonus Networks Inc.	82,347	305
*	Web.com Group Inc.	17,378	295
*	VASCO Data Security International Inc.	9,855	294
	Ubiquiti Networks Inc.	9,877	285
*	Infoblox Inc.	15,605	281
*	Polycom Inc.	21,176	279
*	Unisys Corp.	10,339	276
*	Marketo Inc.	8,601	275
*	Bottomline Technologies de Inc.	11,078	272
*	Lattice Semiconductor Corp.	39,517	259
*	BroadSoft Inc.	9,585	259
*	Interactive Intelligence Group Inc.	5,614	254
*	Ruckus Wireless Inc.	21,747	249
	Pegasystems Inc.	11,864	248
*	Callidus Software Inc.	15,382	246
*	Qualys Inc.	6,731	239
*	LivePerson Inc.	18,157	235
*	AVG Technologies NV	11,670	229
*	PROS Holdings Inc.	7,871	225
*	CalAmp Corp.	12,028	225
*	Diodes Inc.	8,337	222

*	Newport Corp.	11,914	210
	ADTRAN Inc.	9,742	204
	Micrel Inc.	14,971	195
*	Tangoe Inc.	12,960	169
*	Endurance International Group Holdings Inc.	10,109	168
*	Kofax Ltd.	24,986	167
*	Cvent Inc.	6,021	162
*	ShoreTel Inc.	20,928	157
*	Applied Micro Circuits Corp.	26,207	155
*	Inphi Corp.	10,488	154
*	Plexus Corp.	3,928	153
*	RetailMeNot Inc.	10,306	152
*	Comverse Inc.	7,527	151
*	Textura Corp.	6,260	150
*	PMC-Sierra Inc.	18,288	149
*	Violin Memory Inc.	26,948	141
*	SciQuest Inc.	9,201	137
*	PDF Solutions Inc.	10,248	136
*	ARC Document Solutions Inc.	13,804	133
*	Perficient Inc.	7,565	131
*	Global Eagle Entertainment Inc.	9,679	128
*	ChannelAdvisor Corp.	6,947	122
*	Rogers Corp.	1,716	122
	CSG Systems International Inc.	4,728	119
*	RingCentral Inc. Class A	9,430	119
*	Gigamon Inc.	8,122	116
*	Cirrus Logic Inc.	6,190	113
*	Silicon Graphics International Corp.	11,601	111
*	GrubHub Inc.	2,997	110
*	Lionbridge Technologies Inc.	21,696	110
	Daktronics Inc.	8,935	107
*	Luxoft Holding Inc. Class A	2,633	104
*,^ Rocket Fuel Inc.		6,162	101
*	M/A-COM Technology Solutions Holdings Inc.	4,037	100
*	Amkor Technology Inc.	14,910	100
*	Wix.com Ltd.	4,654	100
*	Glu Mobile Inc.	26,608	97
*	Barracuda Networks Inc.	2,663	96
*	Dot Hill Systems Corp.	20,138	94
*	Rally Software Development Corp.	8,346	88
*	Sparton Corp.	3,398	85
*	Jive Software Inc.	14,287	84
*	Zendesk Inc.	3,482	83
*	Immersion Corp.	9,515	83
*	Nimble Storage Inc.	3,108	82
*	Extreme Networks Inc.	22,156	80
*	Silver Spring Networks Inc.	11,037	79
*	Marin Software Inc.	8,842	76
*	VirnetX Holding Corp.	14,275	76
	SYNNEX Corp.	1,053	75
	American Software Inc. Class A	8,269	75
*	Silicon Image Inc.	13,518	75
*	Vocera Communications Inc.	7,579	73
*	Carbonite Inc.	5,944	69
*	MaxLinear Inc.	9,351	68
*	GTT Communications Inc.	4,730	67
*	Brightcove Inc.	10,774	66

*	Nanometrics Inc.	4,436	66
*	Zix Corp.	19,893	63
*	Take-Two Interactive Software Inc.	2,158	60
*	Vitesse Semiconductor Corp.	17,530	58
*	Xcerra Corp.	7,080	57
*	Q2 Holdings Inc.	3,032	56
	Alliance Fiber Optic Products Inc.	4,261	54
*	Applied Optoelectronics Inc.	4,964	54
*,^ QuickLogic Corp.		17,419	53
*	E2open Inc.	7,782	52
*	DTS Inc.	1,611	52
*	Bazaarvoice Inc.	7,045	52
	Digimarc Corp.	2,110	51
*	KVH Industries Inc.	4,122	50
*	Clearfield Inc.	3,827	50
*	TrueCar Inc.	2,611	50
*	Mavenir Systems Inc.	3,881	49
*	Quantum Corp.	30,683	48
*	NVE Corp.	685	48
*	Model N Inc.	4,548	47
*	Unwired Planet Inc.	32,891	45
*	Benefitfocus Inc.	1,642	44
*	Numerex Corp. Class A	4,040	44
*	Varonis Systems Inc.	1,666	40
*	OPOWER Inc.	2,381	37
*	Rubicon Project Inc.	2,543	36
*	Coherent Inc.	608	34
*	Ultratech Inc.	1,723	34
*,^ ParkerVision Inc.		32,470	33
	QAD Inc. Class A	1,703	33
*	Guidance Software Inc.	5,642	33
*	Travelzoo Inc.	2,488	33
*	Amber Road Inc.	2,747	32
*	Harmonic Inc.	4,609	32
*	Everyday Health Inc.	2,398	31
*	Park City Group Inc.	3,312	30
*	Ultra Clean Holdings Inc.	3,280	29
*	MobileIron Inc.	2,821	26
*	Cyan Inc.	9,737	25
*	Bankrate Inc.	1,908	22
*	Globant SA	1,540	21
*	Ixia	2,010	21
*	Borderfree Inc.	1,970	20
*	Vringo Inc.	18,551	18
	Brooks Automation Inc.	1,436	17
*	A10 Networks Inc.	3,909	16
*	Exar Corp.	1,652	15
*	Five9 Inc.	3,398	15
	American Science & Engineering Inc.	278	14
*	Rudolph Technologies Inc.	1,305	12
*,^ Revolution Lighting Technologies Inc.		8,918	11
*	Cinedigm Corp. Class A	5,299	9
	Epiq Systems Inc.	557	9
*	Turtle Beach Corp.	2,150	8
*	Aerohive Networks Inc.	1,359	7
*	Sapiens International Corp. NV	837	6
*	Procera Networks Inc.	883	6

*	Rubicon Technology Inc.			926	5
*	ePlus Inc.			67	5
*	Entropic Communications Inc.			1,816	4
	Reis Inc.			150	4
*	Cascade Microtech Inc.			247	3
	Tessco Technologies Inc.			102	3
*	Viasystems Group Inc.			77	1
*	Covisint Corp.			102	—
					58,504
Utilities (1.4%)
	j2 Global Inc.			15,917	900
	Cogent Communications Holdings Inc.			15,597	552
	Pattern Energy Group Inc. Class A			13,140	349
	Consolidated Communications Holdings Inc.			11,860	325
*	Gogo Inc.			18,532	293
	West Corp.			6,781	212
	Shenandoah Telecommunications Co.			6,871	204
	Inteliquent Inc.			10,885	201
*	inContact Inc.			18,391	152
*	General Communication Inc. Class A			12,056	146
	Lumos Networks Corp.			5,335	88
	IDT Corp. Class B			5,127	87
*	FairPoint Communications Inc.			5,481	82
*	8x8 Inc.			9,542	74
	Ormat Technologies Inc.			2,276	62
*	Cincinnati Bell Inc.			16,562	59
	York Water Co.			2,707	55
*	magicJack VocalTec Ltd.			5,562	45
*	Intelsat SA			2,385	42
	SJW Corp.			1,108	33
	American States Water Co.			942	33
*	Premiere Global Services Inc.			2,505	26
	NTELOS Holdings Corp.			2,633	22
	Abengoa Yield plc			486	14
	Spark Energy Inc. Class A			51	1
					4,057
Total Common Stocks (Cost $268,184)					289,227
		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund		0.116%		2,866,622	2,867

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes		0.074%	12/3/14	100	100
Total Temporary Cash Investments (Cost $2,967)					2,967
Total Investments (100.4%) (Cost $271,151)					292,194
Other Assets and Liabilities-Net (-0.4%)[4]					(1,204)
Net Assets (100%)					290,990
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,370,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,543,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	289,186	—	41
Temporary Cash Investments	2,867	100	—
Futures Contracts—Liabilities[1]	(25)	—	—
Total	292,028	100	41
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Russell 2000 Growth Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	13	1,523	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $271,168,000. Net unrealized appreciation of investment securities for tax purposes was $21,026,000, consisting of unrealized gains of $43,066,000 on securities that had risen in value since their purchase and $22,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.2%)
Walt Disney Co.	55,136	5,101
Comcast Corp. Class A	82,466	4,704
Wal-Mart Stores Inc.	50,724	4,440
Home Depot Inc.	43,542	4,328
* Amazon.com Inc.	11,961	4,050
McDonald's Corp.	31,467	3,046
Time Warner Inc.	28,083	2,390
Twenty-First Century Fox Inc. Class A	60,628	2,231
* eBay Inc.	40,347	2,214
NIKE Inc. Class B	22,238	2,208
Lowe's Cos. Inc.	32,436	2,070
Costco Wholesale Corp.	14,004	1,990
Starbucks Corp.	23,967	1,946
Ford Motor Co.	123,636	1,945
* Priceline Group Inc.	1,642	1,905
General Motors Co.	51,057	1,707
Target Corp.	20,175	1,493
TJX Cos. Inc.	22,295	1,475
Time Warner Cable Inc.	8,870	1,324
* DIRECTV	14,892	1,306
Yum! Brands Inc.	14,053	1,086
Johnson Controls Inc.	21,145	1,057
Viacom Inc. Class B	13,684	1,035
CBS Corp. Class B	16,669	915
VF Corp.	10,984	826
Las Vegas Sands Corp.	11,973	763
Macy's Inc.	11,519	748
* Tesla Motors Inc.	3,028	740
* Netflix Inc.	1,909	662
* Dollar General Corp.	9,869	659
* Chipotle Mexican Grill Inc. Class A	990	657
Omnicom Group Inc.	8,227	636
L Brands Inc.	7,739	626
Ross Stores Inc.	6,763	619
* O'Reilly Automotive Inc.	3,379	618
Carnival Corp.	13,654	603
* AutoZone Inc.	1,039	600
Marriott International Inc. Class A	7,054	556
Estee Lauder Cos. Inc. Class A	7,302	541
* DISH Network Corp. Class A	6,790	539
Genuine Parts Co.	4,891	503
* Michael Kors Holdings Ltd.	6,504	499
Harley-Davidson Inc.	6,953	485
Starwood Hotels & Resorts Worldwide Inc.	6,113	483
Whirlpool Corp.	2,479	462
Wynn Resorts Ltd.	2,579	461
* Liberty Interactive Corp. Class A	15,627	456
* Dollar Tree Inc.	6,603	451
* Bed Bath & Beyond Inc.	5,892	432

* Charter Communications Inc. Class A	2,526	429
BorgWarner Inc.	7,279	412
* CarMax Inc.	7,035	401
* Under Armour Inc. Class A	5,511	400
Kohl's Corp.	6,639	396
Royal Caribbean Cruises Ltd.	5,314	392
Tiffany & Co.	3,603	389
Nielsen NV	8,972	375
Hanesbrands Inc.	3,191	369
* TRW Automotive Holdings Corp.	3,541	366
Best Buy Co. Inc.	9,245	364
Ralph Lauren Corp. Class A	1,894	350
Advance Auto Parts Inc.	2,341	344
Tractor Supply Co.	4,461	343
Mattel Inc.	10,815	341
Wyndham Worldwide Corp.	4,080	340
Nordstrom Inc.	4,453	340
* Hertz Global Holdings Inc.	14,254	338
PVH Corp.	2,638	335
Gap Inc.	8,435	334
Signet Jewelers Ltd.	2,537	332
Polaris Industries Inc.	2,117	332
Coach Inc.	8,787	326
Newell Rubbermaid Inc.	8,897	323
* Mohawk Industries Inc.	1,978	304
* Sirius XM Holdings Inc.	82,572	300
H&R Block Inc.	8,826	297
Staples Inc.	20,487	288
Expedia Inc.	3,195	278
* LKQ Corp.	9,539	277
* MGM Resorts International	11,999	274
Interpublic Group of Cos. Inc.	13,378	271
* Jarden Corp.	6,130	271
Lennar Corp. Class A	5,647	267
Foot Locker Inc.	4,626	265
* TripAdvisor Inc.	3,564	263
* Ulta Salon Cosmetics & Fragrance Inc.	2,065	261
Scripps Networks Interactive Inc. Class A	3,337	261
DR Horton Inc.	10,220	261
PulteGroup Inc.	12,014	260
* Discovery Communications Inc. Class A	7,358	257
* Discovery Communications Inc.	7,365	251
PetSmart Inc.	3,150	248
Lear Corp.	2,570	247
* News Corp. Class A	15,697	244
Goodyear Tire & Rubber Co.	8,858	243
Darden Restaurants Inc.	4,214	240
Family Dollar Stores Inc.	3,031	240
Fortune Brands Home & Security Inc.	5,307	238
Harman International Industries Inc.	2,155	234
Gannett Co. Inc.	7,176	234
Williams-Sonoma Inc.	3,049	227
Garmin Ltd.	3,899	223
* Liberty Media Corp.	6,105	223
Hasbro Inc.	3,724	220
* Avis Budget Group Inc.	3,361	202
* Toll Brothers Inc.	5,761	202

* WABCO Holdings Inc.	1,838	189
Leggett & Platt Inc.	4,420	186
* NVR Inc.	133	167
* Fossil Group Inc.	1,498	167
* Liberty Ventures Class A	4,561	167
Dunkin' Brands Group Inc.	3,455	167
Gentex Corp.	4,696	167
Domino's Pizza Inc.	1,762	165
* Sally Beauty Holdings Inc.	5,085	161
KAR Auction Services Inc.	4,526	157
Dick's Sporting Goods Inc.	3,081	156
Service Corp. International	6,864	155
Brunswick Corp.	3,001	149
Carter's Inc.	1,702	142
* Madison Square Garden Co. Class A	1,935	141
* AutoNation Inc.	2,371	141
GameStop Corp. Class A	3,674	139
* Lamar Advertising Co. Class A	2,589	138
Avon Products Inc.	14,046	137
* Visteon Corp.	1,401	137
* Panera Bread Co. Class A	794	133
International Game Technology	7,754	132
Cinemark Holdings Inc.	3,633	132
* Kate Spade & Co.	4,094	131
* Norwegian Cruise Line Holdings Ltd.	2,906	128
* Pandora Media Inc.	6,463	127
Cablevision Systems Corp. Class A	6,177	126
* AMC Networks Inc. Class A	1,901	123
* Live Nation Entertainment Inc.	4,529	121
Brinker International Inc.	2,139	121
^ Burger King Worldwide Inc.	3,300	120
* Office Depot Inc.	17,637	117
Dana Holding Corp.	5,402	115
* Hilton Worldwide Holdings Inc.	4,327	113
* Tempur Sealy International Inc.	1,924	110
* Liberty Media Corp. Class A	2,979	110
* Urban Outfitters Inc.	3,387	109
CST Brands Inc.	2,476	108
* Deckers Outdoor Corp.	1,110	107
Tupperware Brands Corp.	1,587	107
* Buffalo Wild Wings Inc.	617	105
* Tenneco Inc.	1,919	104
* Outfront Media Inc.	3,845	104
Vail Resorts Inc.	1,175	103
Wolverine World Wide Inc.	3,323	101
DeVry Education Group Inc.	2,074	101
* Apollo Education Group Inc.	3,206	100
* Starz	3,027	100
Graham Holdings Co. Class B	110	98
Dillard's Inc. Class A	824	97
Jack in the Box Inc.	1,294	96
* Murphy USA Inc.	1,482	94
* HomeAway Inc.	2,990	94
Six Flags Entertainment Corp.	2,250	91
Big Lots Inc.	1,799	91
* Cabela's Inc.	1,650	90
Time Inc.	3,650	87

Thor Industries Inc.	1,483	87
DSW Inc. Class A	2,456	87
* Restoration Hardware Holdings Inc.	1,024	87
Pool Corp.	1,432	85
American Eagle Outfitters Inc.	6,030	85
Lions Gate Entertainment Corp.	2,490	84
John Wiley & Sons Inc. Class A	1,396	83
* Liberty Broadband Corp.	1,526	83
* Hyatt Hotels Corp. Class A	1,376	81
Cracker Barrel Old Country Store Inc.	619	79
Sotheby's	1,953	79
* Five Below Inc.	1,687	79
Nu Skin Enterprises Inc. Class A	1,883	79
HSN Inc.	1,069	78
Wendy's Co.	8,938	78
* JC Penney Co. Inc.	9,700	78
Cheesecake Factory Inc.	1,559	76
Chico's FAS Inc.	4,726	75
* Life Time Fitness Inc.	1,354	75
* Conversant Inc.	2,134	75
* Skechers U.S.A. Inc. Class A	1,210	74
Texas Roadhouse Inc. Class A	2,243	74
* Asbury Automotive Group Inc.	972	74
Men's Wearhouse Inc.	1,572	73
* Cimpress NV	1,086	73
* Grand Canyon Education Inc.	1,555	71
* TRI Pointe Homes Inc.	4,592	70
Group 1 Automotive Inc.	777	70
Abercrombie & Fitch Co.	2,389	69
Cooper Tire & Rubber Co.	2,009	68
* Houghton Mifflin Harcourt Co.	3,409	66
Hillenbrand Inc.	2,009	65
* Steven Madden Ltd.	1,892	65
AMERCO	231	64
Penske Automotive Group Inc.	1,325	63
Marriott Vacations Worldwide Corp.	853	63
Choice Hotels International Inc.	1,129	63
Sinclair Broadcast Group Inc. Class A	2,124	62
* Genesco Inc.	759	62
* Iconix Brand Group Inc.	1,524	62
* Liberty TripAdvisor Holdings Inc. Class A	2,339	61
Regal Entertainment Group Class A	2,649	61
Meredith Corp.	1,144	60
Rent-A-Center Inc.	1,750	60
* Helen of Troy Ltd.	911	59
PriceSmart Inc.	604	59
Aaron's Inc.	2,058	58
Ryland Group Inc.	1,484	58
New York Times Co. Class A	4,563	58
* DreamWorks Animation SKG Inc. Class A	2,398	57
* Lumber Liquidators Holdings Inc.	890	57
* Bloomin' Brands Inc.	2,479	56
Papa John's International Inc.	1,062	56
Lithia Motors Inc. Class A	760	56
* ANN Inc.	1,501	55
Monro Muffler Brake Inc.	1,004	55
* G-III Apparel Group Ltd.	620	55

	DineEquity Inc.	543	54
*	Ascena Retail Group Inc.	4,000	54
*	Shutterfly Inc.	1,205	52
	Sonic Corp.	1,874	51
*	Fiesta Restaurant Group Inc.	897	50
*,^ GoPro Inc. Class A		643	50
*	Meritage Homes Corp.	1,257	49
	Nexstar Broadcasting Group Inc. Class A	954	49
*	Select Comfort Corp.	1,853	49
*	Outerwall Inc.	689	48
	KB Home	2,747	48
*	American Axle & Manufacturing Holdings Inc.	2,248	48
*	Pinnacle Entertainment Inc.	1,927	48
*	Vitamin Shoppe Inc.	1,001	48
	Coty Inc. Class A	2,360	48
	Buckle Inc.	923	47
	Brown Shoe Co. Inc.	1,435	47
	La-Z-Boy Inc.	1,768	46
	Matthews International Corp. Class A	996	46
	Finish Line Inc. Class A	1,607	46
*	Popeyes Louisiana Kitchen Inc.	827	46
*	Meritor Inc.	3,237	46
*	Krispy Kreme Doughnuts Inc.	2,225	45
*	LifeLock Inc.	2,734	45
	Bob Evans Farms Inc.	828	45
*	Bright Horizons Family Solutions Inc.	1,006	45
*	TiVo Inc.	3,609	44
*	Burlington Stores Inc.	983	44
	Churchill Downs Inc.	453	44
	Pier 1 Imports Inc.	3,141	43
	Aramark	1,423	43
	Guess? Inc.	1,907	43
*	Gentherm Inc.	1,138	43
*	Hibbett Sports Inc.	849	43
*	Express Inc.	2,830	42
*	Liberty Broadband Corp. Class A	744	41
*	Dorman Products Inc.	837	40
	Columbia Sportswear Co.	874	39
*	Crocs Inc.	2,879	38
*	Shutterstock Inc.	508	38
	Cato Corp. Class A	948	38
*	Multimedia Games Holding Co. Inc.	1,042	38
*	Standard Pacific Corp.	4,961	37
	Children's Place Inc.	658	37
	Drew Industries Inc.	781	37
*	Belmond Ltd. Class A	3,228	37
*	Tumi Holdings Inc.	1,667	37
*	Mattress Firm Holding Corp.	507	36
	SeaWorld Entertainment Inc.	2,130	36
	Sonic Automotive Inc. Class A	1,364	35
	MDC Holdings Inc.	1,328	35
*	Constant Contact Inc.	1,063	35
*	Penn National Gaming Inc.	2,444	35
*	Red Robin Gourmet Burgers Inc.	515	35
*	BJ's Restaurants Inc.	702	35
*	Universal Electronics Inc.	569	34
*	La Quinta Holdings Inc.	1,548	34

* ServiceMaster Global Holdings Inc.	1,297	34
* Barnes & Noble Inc.	1,411	33
* Tuesday Morning Corp.	1,546	33
* Sears Holdings Corp.	910	33
Scholastic Corp.	921	33
* Conn's Inc.	937	32
Oxford Industries Inc.	484	32
* Boyd Gaming Corp.	2,508	32
MDC Partners Inc. Class A	1,402	31
International Speedway Corp. Class A	972	30
Interval Leisure Group Inc.	1,397	30
National CineMedia Inc.	2,124	30
* Diamond Resorts International Inc.	1,234	30
* Scientific Games Corp. Class A	1,892	29
* Media General Inc.	1,845	28
Ethan Allen Interiors Inc.	937	28
Standard Motor Products Inc.	721	28
* Caesars Entertainment Corp.	1,565	27
* Cooper-Standard Holding Inc.	476	26
* Weight Watchers International Inc.	881	26
Sturm Ruger & Co. Inc.	666	25
* Denny's Corp.	2,613	25
* Rentrak Corp.	298	25
* Lands' End Inc.	524	25
* Carmike Cinemas Inc.	828	25
* Libbey Inc.	809	24
* Biglari Holdings Inc.	65	24
* FTD Cos. Inc.	695	24
New Media Investment Group Inc.	1,164	24
* Taylor Morrison Home Corp. Class A	1,218	24
* Strayer Education Inc.	306	23
* Regis Corp.	1,357	22
* HealthStream Inc.	772	22
* Zumiez Inc.	597	21
Capella Education Co.	312	21
* Cumulus Media Inc. Class A	5,266	21
* Michaels Cos. Inc.	872	21
* Beazer Homes USA Inc.	1,037	21
Winnebago Industries Inc.	799	20
* Cavco Industries Inc.	267	20
* Eros International plc	916	20
* Tower International Inc.	750	19
Stage Stores Inc.	932	19
* Steiner Leisure Ltd.	422	19
Movado Group Inc.	643	18
* American Woodmark Corp.	457	18
* Stamps.com Inc.	380	18
* EW Scripps Co. Class A	889	17
* Francesca's Holdings Corp.	1,344	17
* American Public Education Inc.	500	17
Callaway Golf Co.	2,237	17
Fred's Inc. Class A	1,043	16
* Smith & Wesson Holding Corp.	1,586	16
* Career Education Corp.	2,682	16
* M/I Homes Inc.	685	16
Nutrisystem Inc.	811	15
AMC Entertainment Holdings Inc.	585	15

* Del Frisco's Restaurant Group Inc.	663	15
* Pep Boys-Manny Moe & Jack	1,512	15
* Ruby Tuesday Inc.	1,733	14
* Elizabeth Arden Inc.	824	14
* Motorcar Parts of America Inc.	424	14
* Vera Bradley Inc.	613	14
* Hovnanian Enterprises Inc. Class A	3,275	14
* Chegg Inc.	2,070	14
Viad Corp.	576	14
* Caesars Acquisition Co. Class A	1,287	14
Ruth's Hospitality Group Inc.	1,016	13
* RealD Inc.	1,149	13
* Federal-Mogul Holdings Corp.	844	13
* MarineMax Inc.	699	13
* Journal Communications Inc. Class A	1,251	12
Arctic Cat Inc.	375	12
* William Lyon Homes Class A	593	12
* Blue Nile Inc.	351	12
* Gray Television Inc.	1,159	12
* Vince Holding Corp.	324	12
* K12 Inc.	1,037	12
Superior Industries International Inc.	658	12
Inter Parfums Inc.	464	12
Haverty Furniture Cos. Inc.	560	12
* America's Car-Mart Inc.	229	12
ClubCorp Holdings Inc.	587	12
* Orbitz Worldwide Inc.	1,484	11
* Carrols Restaurant Group Inc.	1,507	11
* Nautilus Inc.	882	11
Stein Mart Inc.	784	11
* XO Group Inc.	759	11
* zulily Inc. Class A	376	11
* Revlon Inc. Class A	320	11
* Citi Trends Inc.	440	10
Strattec Security Corp.	100	10
* Eastman Kodak Co.	497	10
Entravision Communications Corp. Class A	1,561	10
* LeapFrog Enterprises Inc.	1,812	10
* Chuy's Holdings Inc.	460	10
* Central Garden and Pet Co. Class A	1,190	10
* Rosetta Stone Inc.	956	10
World Wrestling Entertainment Inc. Class A	818	9
* Noodles & Co. Class A	384	9
Clear Channel Outdoor Holdings Inc. Class A	1,204	9
* Perry Ellis International Inc.	350	9
* WCI Communities Inc.	492	9
* Quiksilver Inc.	4,325	9
* Stoneridge Inc.	808	9
* Aeropostale Inc.	2,505	9
Marcus Corp.	527	9
Shoe Carnival Inc.	426	9
* LGI Homes Inc.	539	9
* Kirkland's Inc.	394	9
Carriage Services Inc. Class A	445	9
* 2U Inc.	470	9
* Angie's List Inc.	1,390	8
National Presto Industries Inc.	136	8

* Overstock.com Inc.	317	8
* Christopher & Banks Corp.	1,034	8
Harte-Hanks Inc.	1,217	7
* Zoe's Kitchen Inc.	235	7
Remy International Inc.	397	7
* Bravo Brio Restaurant Group Inc.	556	7
* Entercom Communications Corp. Class A	680	7
* El Pollo Loco Holdings Inc.	263	7
* Build-A-Bear Workshop Inc.	347	7
CSS Industries Inc.	239	7
* Potbelly Corp.	525	7
* EVINE Live Inc.	1,113	7
Speedway Motorsports Inc.	329	7
AH Belo Corp. Class A	537	6
* Morgans Hotel Group Co.	795	6
Universal Technical Institute Inc.	609	6
* Central European Media Enterprises Ltd. Class A	2,250	6
* 1-800-Flowers.com Inc. Class A	735	6
* Destination XL Group Inc.	1,208	6
Big 5 Sporting Goods Corp.	472	6
* ITT Educational Services Inc.	744	6
* Container Store Group Inc.	282	6
* Daily Journal Corp.	28	6
Destination Maternity Corp.	382	6
* SFX Entertainment Inc.	1,396	6
* Tile Shop Holdings Inc.	604	6
* Reading International Inc. Class A	497	6
* Jamba Inc.	474	6
* Nathan's Famous Inc.	78	6
* Black Diamond Inc.	645	6
* Sequential Brands Group Inc.	474	6
* McClatchy Co. Class A	1,725	6
Saga Communications Inc. Class A	138	6
* Intrawest Resorts Holdings Inc.	505	5
* Lee Enterprises Inc.	1,511	5
* West Marine Inc.	484	5
Winmark Corp.	64	5
Weyco Group Inc.	184	5
* Liberty Tax Inc.	130	5
* Franklin Covey Co.	258	5
* Sears Hometown and Outlet Stores Inc.	370	5
* Skullcandy Inc.	512	5
* Bridgepoint Education Inc.	422	5
* VOXX International Corp. Class A	531	4
Flexsteel Industries Inc.	140	4
* Malibu Boats Inc. Class A	234	4
* Isle of Capri Casinos Inc.	601	4
Lifetime Brands Inc.	291	4
Marchex Inc. Class B	1,197	4
Johnson Outdoors Inc. Class A	141	4
Collectors Universe Inc.	194	4
* Dex Media Inc.	491	4
* Monarch Casino & Resort Inc.	243	4
* Systemax Inc.	308	4
* Sizmek Inc.	692	4
* Fuel Systems Solutions Inc.	398	4
* Fox Factory Holding Corp.	276	4

* Speed Commerce Inc.	1,274	4
* Norcraft Cos. Inc.	209	4
Escalade Inc.	279	4
* Townsquare Media Inc. Class A	280	4
* New Home Co. Inc.	239	3
* Famous Dave's of America Inc.	132	3
* Crown Media Holdings Inc. Class A	990	3
Bon-Ton Stores Inc.	383	3
* Gaiam Inc. Class A	426	3
* Hemisphere Media Group Inc.	247	3
* Martha Stewart Living Omnimedia Inc. Class A	686	3
* Empire Resorts Inc.	425	3
* Cenveo Inc.	1,529	3
* New York & Co. Inc.	823	2
* Century Communities Inc.	126	2
* Pacific Sunwear of California Inc.	1,298	2
* Tilly's Inc. Class A	283	2
Salem Communications Corp. Class A	264	2
Marine Products Corp.	301	2
* Sportsman's Warehouse Holdings Inc.	274	2
* hhgregg Inc.	302	2
* TubeMogul Inc.	113	2
* Papa Murphy's Holdings Inc.	168	2
* Care.com Inc.	186	2
* Radio One Inc.	661	1
* Coupons.com Inc.	17	—
* QuinStreet Inc.	30	—
* JAKKS Pacific Inc.	15	—
bebe stores inc	30	—
* Ignite Restaurant Group Inc.	8	—
* ReachLocal Inc.	17	—
		103,575
Consumer Staples (7.6%)
Procter & Gamble Co.	86,148	7,790
Coca-Cola Co.	126,408	5,667
PepsiCo Inc.	48,265	4,831
Philip Morris International Inc.	50,076	4,353
CVS Health Corp.	37,204	3,399
Altria Group Inc.	63,243	3,179
Mondelez International Inc. Class A	53,850	2,111
Walgreen Co.	30,382	2,084
Colgate-Palmolive Co.	29,144	2,028
Kimberly-Clark Corp.	11,996	1,399
Kraft Foods Group Inc.	18,954	1,140
Archer-Daniels-Midland Co.	20,837	1,098
General Mills Inc.	19,564	1,032
Kroger Co.	16,223	971
Sysco Corp.	18,611	749
Lorillard Inc.	11,542	729
Mead Johnson Nutrition Co.	6,434	668
Reynolds American Inc.	9,829	648
Keurig Green Mountain Inc.	4,503	640
Whole Foods Market Inc.	11,703	574
Kellogg Co.	8,176	542
* Monster Beverage Corp.	4,558	511
* Constellation Brands Inc. Class A	5,108	492
ConAgra Foods Inc.	13,409	490

Hershey Co.	4,760	477
Brown-Forman Corp. Class B	4,898	475
Dr Pepper Snapple Group Inc.	6,256	463
Bunge Ltd.	4,688	426
Clorox Co.	4,106	417
Tyson Foods Inc. Class A	9,224	391
Coca-Cola Enterprises Inc.	8,017	352
JM Smucker Co.	3,320	341
Molson Coors Brewing Co. Class B	4,361	337
Church & Dwight Co. Inc.	4,372	335
McCormick & Co. Inc.	4,203	312
Energizer Holdings Inc.	1,955	254
Safeway Inc.	7,282	254
Campbell Soup Co.	5,500	249
Hormel Foods Corp.	4,311	229
* WhiteWave Foods Co. Class A	5,631	206
Ingredion Inc.	2,376	198
* Hain Celestial Group Inc.	1,613	183
* Rite Aid Corp.	31,170	171
GNC Holdings Inc. Class A	2,934	130
* United Natural Foods Inc.	1,595	120
* TreeHouse Foods Inc.	1,335	108
Flowers Foods Inc.	5,473	107
Casey's General Stores Inc.	1,263	106
Herbalife Ltd.	2,422	105
* Sprouts Farmers Market Inc.	3,144	100
* Boston Beer Co. Inc. Class A	262	69
* Pilgrim's Pride Corp.	2,117	68
Spectrum Brands Holdings Inc.	682	63
Sanderson Farms Inc.	715	62
* SUPERVALU Inc.	6,406	60
Pinnacle Foods Inc.	1,728	59
* Fresh Market Inc.	1,359	56
* Post Holdings Inc.	1,382	55
Lancaster Colony Corp.	588	55
Dean Foods Co.	3,062	52
J&J Snack Foods Corp.	495	52
B&G Foods Inc.	1,713	49
Andersons Inc.	904	49
Snyder's-Lance Inc.	1,587	48
Vector Group Ltd.	2,190	48
Core-Mark Holding Co. Inc.	773	46
Cal-Maine Foods Inc.	1,005	42
WD-40 Co.	522	40
Fresh Del Monte Produce Inc.	1,077	36
* Seaboard Corp.	9	31
Universal Corp.	772	31
SpartanNash Co.	1,306	30
* Boulder Brands Inc.	2,133	23
Calavo Growers Inc.	503	22
* Chiquita Brands International Inc.	1,322	19
* Diamond Foods Inc.	631	19
* USANA Health Sciences Inc.	168	18
* Pantry Inc.	667	18
Tootsie Roll Industries Inc.	573	17
Weis Markets Inc.	310	14
Coca-Cola Bottling Co. Consolidated	131	12

* Medifast Inc.	374	11
* John B Sanfilippo & Son Inc.	234	10
Ingles Markets Inc. Class A	334	9
* Chefs' Warehouse Inc.	469	8
* National Beverage Corp.	321	8
PetMed Express Inc.	572	8
Limoneira Co.	280	7
* Seneca Foods Corp. Class A	232	6
* Natural Grocers by Vitamin Cottage Inc.	270	6
* Omega Protein Corp.	563	6
* Inventure Foods Inc.	399	5
* Nutraceutical International Corp.	242	5
* Farmer Bros Co.	166	5
Nature's Sunshine Products Inc.	308	5
* Alliance One International Inc.	2,492	5
Orchids Paper Products Co.	166	4
Village Super Market Inc. Class A	178	4
* Craft Brew Alliance Inc.	297	4
Alico Inc.	83	3
* Synutra International Inc.	492	3
Liberator Medical Holdings Inc.	889	2
* Lifeway Foods Inc.	133	2
* 22nd Century Group Inc.	1,150	2
* PhotoMedex Inc.	383	1
* Roundy's Inc.	34	—
* Fairway Group Holdings Corp.	19	—
Female Health Co.	16	—
		55,363
Energy (7.3%)
Exxon Mobil Corp.	136,780	12,384
Chevron Corp.	60,605	6,598
Schlumberger Ltd.	41,405	3,559
ConocoPhillips	39,087	2,582
Occidental Petroleum Corp.	25,012	1,995
EOG Resources Inc.	17,399	1,509
Phillips 66	18,015	1,315
Anadarko Petroleum Corp.	16,079	1,273
Williams Cos. Inc.	23,783	1,231
Halliburton Co.	26,887	1,135
National Oilwell Varco Inc.	13,659	916
^ Kinder Morgan Inc.	20,936	866
Valero Energy Corp.	16,990	826
Spectra Energy Corp.	21,353	809
Baker Hughes Inc.	13,879	791
Apache Corp.	12,280	787
Devon Energy Corp.	12,986	766
Marathon Petroleum Corp.	8,006	721
Pioneer Natural Resources Co.	4,553	652
Hess Corp.	8,847	645
Marathon Oil Corp.	21,524	622
Noble Energy Inc.	11,485	565
* Cheniere Energy Inc.	7,574	500
EQT Corp.	4,832	440
Cabot Oil & Gas Corp.	13,286	439
* Southwestern Energy Co.	11,241	362
ONEOK Inc.	6,618	358
* FMC Technologies Inc.	7,488	358

Range Resources Corp.	5,219	343
* Concho Resources Inc.	3,589	342
Chesapeake Energy Corp.	16,768	340
* Cameron International Corp.	6,501	333
Tesoro Corp.	4,085	313
Cimarex Energy Co.	2,775	291
CONSOL Energy Inc.	7,400	290
Murphy Oil Corp.	5,740	278
HollyFrontier Corp.	6,373	260
Helmerich & Payne Inc.	3,103	216
Oceaneering International Inc.	3,425	215
* Dresser-Rand Group Inc.	2,452	199
Seadrill Ltd.	11,246	165
* Whiting Petroleum Corp.	3,811	159
Targa Resources Corp.	1,195	136
* Gulfport Energy Corp.	2,744	131
Nabors Industries Ltd.	9,415	124
QEP Resources Inc.	5,800	119
* Newfield Exploration Co.	4,285	117
* First Solar Inc.	2,354	115
* Continental Resources Inc.	2,747	113
* Dril-Quip Inc.	1,333	106
World Fuel Services Corp.	2,328	105
SemGroup Corp. Class A	1,345	100
* Cobalt International Energy Inc.	11,044	99
Superior Energy Services Inc.	5,069	98
* Ultra Petroleum Corp.	4,850	96
Denbury Resources Inc.	11,406	94
SM Energy Co.	2,109	92
* NOW Inc.	3,410	91
* WPX Energy Inc.	6,468	88
Peabody Energy Corp.	8,635	87
Rowan Cos. plc Class A	3,931	86
Patterson-UTI Energy Inc.	4,703	83
* Antero Resources Corp.	1,699	80
* Helix Energy Solutions Group Inc.	3,470	79
* Oil States International Inc.	1,508	75
* Diamondback Energy Inc.	1,330	75
* SolarCity Corp.	1,357	75
Western Refining Inc.	1,677	69
* Atwood Oceanics Inc.	2,104	68
Golar LNG Ltd.	1,616	67
Exterran Holdings Inc.	1,906	64
* Kodiak Oil & Gas Corp.	8,698	64
Diamond Offshore Drilling Inc.	2,090	61
PBF Energy Inc. Class A	2,166	61
* Unit Corp.	1,574	60
* Oasis Petroleum Inc.	3,204	59
* Carrizo Oil & Gas Inc.	1,483	59
* Rosetta Resources Inc.	1,970	58
Delek US Holdings Inc.	1,873	56
* SEACOR Holdings Inc.	646	46
SunCoke Energy Inc.	2,244	46
* SandRidge Energy Inc.	16,195	46
* Forum Energy Technologies Inc.	1,849	44
* SunPower Corp. Class A	1,502	42
* Rice Energy Inc.	1,647	41

*	Matador Resources Co.	2,330	41
	Green Plains Inc.	1,207	36
*	Flotek Industries Inc.	1,762	34
*	Memorial Resource Development Corp.	1,579	34
*	PDC Energy Inc.	1,122	33
*	Hornbeck Offshore Services Inc.	1,156	31
*	Newpark Resources Inc.	2,893	30
*	Kosmos Energy Ltd.	3,474	29
*	Bonanza Creek Energy Inc.	1,045	28
	RPC Inc.	2,065	27
*	Stone Energy Corp.	1,730	27
	Civeo Corp.	2,898	27
*	McDermott International Inc.	7,516	27
*	Magnum Hunter Resources Corp.	6,620	26
	CVR Energy Inc.	565	26
	CARBO Ceramics Inc.	664	25
*	Cloud Peak Energy Inc.	2,151	25
*	Laredo Petroleum Inc.	2,397	25
	TerraForm Power Inc. Class A	735	24
*	Synergy Resources Corp.	2,379	23
*	C&J Energy Services Inc.	1,463	22
*	Parsley Energy Inc. Class A	1,663	21
*	Matrix Service Co.	945	20
*,^ Halcon Resources Corp.		8,655	20
*	Sanchez Energy Corp.	1,714	19
*	Contango Oil & Gas Co.	566	19
*	RSP Permian Inc.	859	19
	Frank's International NV	982	18
*	Westmoreland Coal Co.	468	18
*	TETRA Technologies Inc.	2,736	17
*	Bill Barrett Corp.	1,620	16
	Tesco Corp.	1,143	16
*	Northern Oil and Gas Inc.	1,819	16
*	Parker Drilling Co.	4,292	15
	Arch Coal Inc.	6,760	15
*	Clean Energy Fuels Corp.	2,556	15
*	Alpha Natural Resources Inc.	7,050	15
	Comstock Resources Inc.	1,621	14
	EXCO Resources Inc.	4,838	14
*	REX American Resources Corp.	219	14
*	RigNet Inc.	335	14
*	FuelCell Energy Inc.	8,141	14
*	Pioneer Energy Services Corp.	2,174	13
*	Approach Resources Inc.	1,272	12
*	Rex Energy Corp.	1,715	12
*	Era Group Inc.	571	12
*	Triangle Petroleum Corp.	2,443	12
*	Abraxas Petroleum Corp.	3,503	12
	Energy XXI Ltd.	2,857	11
*	Geospace Technologies Corp.	413	11
*	EnerNOC Inc.	745	11
*	Renewable Energy Group Inc.	1,116	11
*	EP Energy Corp. Class A	982	10
*	Eclipse Resources Corp.	951	10
*	ION Geophysical Corp.	4,114	10
*	Seventy Seven Energy Inc.	1,305	10
*	Penn Virginia Corp.	1,947	10

* Clayton Williams Energy Inc.	168	10
* Basic Energy Services Inc.	1,081	10
* Pacific Ethanol Inc.	827	10
* VAALCO Energy Inc.	1,660	10
Alon USA Energy Inc.	656	9
* Key Energy Services Inc.	4,365	8
* Natural Gas Services Group Inc.	351	8
Gulf Island Fabrication Inc.	409	8
Nordic American Offshore Ltd.	573	8
W&T Offshore Inc.	987	7
* Capstone Turbine Corp.	8,635	7
* Trecora Resources	566	7
Panhandle Oil and Gas Inc. Class A	394	7
* Goodrich Petroleum Corp.	1,143	7
* Hercules Offshore Inc.	5,120	6
North Atlantic Drilling Ltd.	2,549	6
* PowerSecure International Inc.	615	6
* PetroQuest Energy Inc.	1,624	6
* Swift Energy Co.	1,232	6
* Callon Petroleum Co.	1,128	6
* Willbros Group Inc.	1,135	5
* Solazyme Inc.	2,184	5
* Resolute Energy Corp.	2,661	5
* Ring Energy Inc.	522	5
* Enphase Energy Inc.	449	5
* Gastar Exploration Inc.	1,571	5
* TransAtlantic Petroleum Ltd.	639	4
* Vantage Drilling Co.	5,706	4
* Ameresco Inc. Class A	557	4
* Warren Resources Inc.	2,070	4
* FX Energy Inc.	1,518	4
* Isramco Inc.	28	4
Evolution Petroleum Corp.	479	4
* Jones Energy Inc.	315	3
Dawson Geophysical Co.	229	3
* Emerald Oil Inc.	1,611	3
* Mitcham Industries Inc.	365	3
Hallador Energy Co.	246	3
Adams Resources & Energy Inc.	60	3
* Harvest Natural Resources Inc.	1,185	3
* Independence Contract Drilling Inc.	324	2
* Midstates Petroleum Co. Inc.	936	2
* Miller Energy Resources Inc.	872	2
* BPZ Resources Inc.	3,348	2
* Amyris Inc.	583	2
* Glori Energy Inc.	350	1
* Profire Energy Inc.	379	1
* Apco Oil and Gas International Inc.	59	1
* American Eagle Energy Corp.	869	1
Walter Energy Inc.	58	—
* Nuverra Environmental Solutions Inc.	15	—
* Forest Oil Corp.	103	—
* Quicksilver Resources Inc.	115	—
		53,584
Financial Services (19.2%)
* Berkshire Hathaway Inc. Class B	58,269	8,664
Wells Fargo & Co.	152,038	8,283

JPMorgan Chase & Co.	120,491	7,249
Bank of America Corp.	334,936	5,707
Citigroup Inc.	96,712	5,220
Visa Inc. Class A	15,956	4,120
MasterCard Inc. Class A	31,989	2,792
Goldman Sachs Group Inc.	14,236	2,682
American Express Co.	28,881	2,669
American International Group Inc.	46,057	2,524
US Bancorp	54,690	2,417
Simon Property Group Inc.	9,890	1,788
Morgan Stanley	48,831	1,718
MetLife Inc.	29,787	1,656
Capital One Financial Corp.	18,197	1,514
PNC Financial Services Group Inc.	17,006	1,488
BlackRock Inc.	4,060	1,458
Bank of New York Mellon Corp.	36,306	1,453
American Tower Corporation	12,600	1,323
Prudential Financial Inc.	14,644	1,244
ACE Ltd.	10,752	1,229
Travelers Cos. Inc.	11,063	1,156
State Street Corp.	13,703	1,051
Charles Schwab Corp.	35,789	1,014
Marsh & McLennan Cos. Inc.	17,499	990
Discover Financial Services	14,846	973
Allstate Corp.	13,816	942
Crown Castle International Corp.	10,627	883
Aon plc	9,446	874
Aflac Inc.	14,458	864
BB&T Corp.	22,874	860
CME Group Inc.	10,151	859
Public Storage	4,572	858
Intercontinental Exchange Inc.	3,667	829
Equity Residential	11,500	815
McGraw Hill Financial Inc.	8,667	810
Chubb Corp.	7,783	802
Ameriprise Financial Inc.	6,045	797
Health Care REIT Inc.	10,371	764
Franklin Resources Inc.	12,631	718
T. Rowe Price Group Inc.	8,365	698
Prologis Inc.	15,909	673
Ventas Inc.	9,372	671
SunTrust Banks Inc.	16,965	667
Vornado Realty Trust	5,967	666
AvalonBay Communities Inc.	4,127	664
HCP Inc.	14,589	654
Boston Properties Inc.	4,873	632
Moody's Corp.	6,019	608
Weyerhaeuser Co.	16,752	592
Hartford Financial Services Group Inc.	14,316	591
* Fiserv Inc.	7,934	567
Fidelity National Information Services Inc.	9,163	561
Host Hotels & Resorts Inc.	24,097	560
Invesco Ltd.	13,775	556
Fifth Third Bancorp	27,077	545
M&T Bank Corp.	4,187	528
Progressive Corp.	18,847	513
Northern Trust Corp.	7,529	510

Principal Financial Group Inc.	9,368	499
* Alliance Data Systems Corp.	1,726	493
General Growth Properties Inc.	18,051	483
Lincoln National Corp.	8,396	475
Thomson Reuters Corp.	11,313	448
Regions Financial Corp.	43,902	442
Loews Corp.	10,369	432
Essex Property Trust Inc.	1,993	403
* FleetCor Technologies Inc.	2,643	401
KeyCorp	28,150	380
* Affiliated Managers Group Inc.	1,766	360
Macerich Co.	4,526	358
SL Green Realty Corp.	3,058	355
Annaly Capital Management Inc.	30,263	349
Kimco Realty Corp.	13,182	335
Realty Income Corp.	7,103	330
Western Union Co.	17,318	322
Equifax Inc.	3,921	312
XL Group plc Class A	8,737	310
* Markel Corp.	441	307
Digital Realty Trust Inc.	4,359	306
* CBRE Group Inc. Class A	9,030	305
CIT Group Inc.	6,221	304
TD Ameritrade Holding Corp.	8,665	300
FNF Group	8,973	291
Federal Realty Investment Trust	2,125	282
Navient Corp.	13,392	281
Unum Group	8,284	275
Leucadia National Corp.	11,848	274
Comerica Inc.	5,848	273
American Realty Capital Properties Inc.	28,941	272
Huntington Bancshares Inc.	26,170	265
Cincinnati Financial Corp.	5,174	264
American Capital Agency Corp.	11,146	257
Everest Re Group Ltd.	1,462	256
UDR Inc.	7,962	245
* Arch Capital Group Ltd.	4,248	244
Arthur J Gallagher & Co.	4,978	239
* Alleghany Corp.	522	238
Plum Creek Timber Co. Inc.	5,613	234
First Republic Bank	4,381	226
Torchmark Corp.	4,192	225
Raymond James Financial Inc.	3,966	223
New York Community Bancorp Inc.	14,051	223
Extra Space Storage Inc.	3,699	219
* Realogy Holdings Corp.	4,734	218
WP Carey Inc.	3,159	215
* E*TRADE Financial Corp.	9,275	212
Camden Property Trust	2,738	210
Jones Lang LaSalle Inc.	1,437	209
Lazard Ltd. Class A	3,987	205
* Ally Financial Inc.	8,629	205
Duke Realty Corp.	10,523	205
* Signature Bank	1,608	195
Alexandria Real Estate Equities Inc.	2,258	194
Global Payments Inc.	2,221	192
Voya Financial Inc.	4,527	190

Reinsurance Group of America Inc. Class A	2,209	189
PartnerRe Ltd.	1,624	189
Legg Mason Inc.	3,329	189
* Howard Hughes Corp.	1,284	188
FactSet Research Systems Inc.	1,354	186
Zions Bancorporation	6,559	184
Regency Centers Corp.	2,925	180
DDR Corp.	9,792	179
Kilroy Realty Corp.	2,603	179
MSCI Inc. Class A	3,695	179
Total System Services Inc.	5,401	178
Broadridge Financial Solutions Inc.	3,900	177
Apartment Investment & Management Co. Class A	4,683	174
Mid-America Apartment Communities Inc.	2,366	174
Protective Life Corp.	2,491	174
Axis Capital Holdings Ltd.	3,454	173
HCC Insurance Holdings Inc.	3,239	172
Starwood Property Trust Inc.	7,084	170
NASDAQ OMX Group Inc.	3,784	170
SEI Investments Co.	4,262	169
* SVB Financial Group	1,601	168
East West Bancorp Inc.	4,525	166
WR Berkley Corp.	3,178	166
Hudson City Bancorp Inc.	16,926	166
Liberty Property Trust	4,655	165
Jack Henry & Associates Inc.	2,661	164
Taubman Centers Inc.	2,056	163
CBOE Holdings Inc.	2,724	163
Eaton Vance Corp.	3,898	163
Assurant Inc.	2,252	152
Spirit Realty Capital Inc.	12,967	152
Omega Healthcare Investors Inc.	3,956	151
PacWest Bancorp	3,225	150
National Retail Properties Inc.	3,879	149
Dun & Bradstreet Corp.	1,175	149
Senior Housing Properties Trust	6,576	148
People's United Financial Inc.	10,020	148
Hospitality Properties Trust	4,695	144
* Genworth Financial Inc. Class A	15,755	143
American Financial Group Inc.	2,348	142
Weingarten Realty Investors	3,821	139
Corrections Corp. of America	3,804	138
Assured Guaranty Ltd.	5,390	138
* WEX Inc.	1,216	138
* Vantiv Inc. Class A	4,066	137
RLJ Lodging Trust	4,144	136
LaSalle Hotel Properties	3,298	133
American Campus Communities Inc.	3,282	131
Equity LifeStyle Properties Inc.	2,640	131
BioMed Realty Trust Inc.	6,095	131
Douglas Emmett Inc.	4,684	130
Waddell & Reed Financial Inc. Class A	2,676	129
SLM Corp.	13,285	129
RenaissanceRe Holdings Ltd.	1,306	128
Cullen/Frost Bankers Inc.	1,710	128
Prosperity Bancshares Inc.	2,265	127
Brown & Brown Inc.	3,924	126

NorthStar Realty Finance Corp.	6,898	126
Validus Holdings Ltd.	2,978	124
Old Republic International Corp.	8,151	123
NorthStar Asset Management Group Inc.	5,873	123
Highwoods Properties Inc.	2,842	123
White Mountains Insurance Group Ltd.	193	122
CNO Financial Group Inc.	7,017	122
Two Harbors Investment Corp.	11,562	122
Investors Bancorp Inc.	11,213	121
LPL Financial Holdings Inc.	2,839	121
Retail Properties of America Inc.	7,445	120
* Zillow Inc. Class A	1,009	119
Allied World Assurance Co. Holdings AG	3,136	118
Home Properties Inc.	1,799	117
* Synchrony Financial	4,036	117
* Forest City Enterprises Inc. Class A	5,377	116
Synovus Financial Corp.	4,469	115
Commerce Bancshares Inc.	2,689	115
City National Corp.	1,485	115
Chimera Investment Corp.	33,316	113
First American Financial Corp.	3,514	112
Rayonier Inc.	4,102	112
CubeSmart	5,170	111
* Popular Inc.	3,316	108
Radian Group Inc.	6,308	108
* Strategic Hotels & Resorts Inc.	7,966	106
Sunstone Hotel Investors Inc.	6,561	105
Tanger Factory Outlet Centers Inc.	2,867	105
* Equity Commonwealth	4,080	104
Post Properties Inc.	1,766	103
Hanover Insurance Group Inc.	1,449	103
CBL & Associates Properties Inc.	5,268	102
EPR Properties	1,820	102
Columbia Property Trust Inc.	3,987	100
* Stifel Financial Corp.	2,067	100
* MGIC Investment Corp.	10,762	100
MFA Financial Inc.	11,714	98
BankUnited Inc.	3,245	98
* CoreLogic Inc.	2,944	98
Healthcare Trust of America Inc. Class A	7,655	98
DiamondRock Hospitality Co.	6,477	97
FirstMerit Corp.	5,385	96
* PRA Group Inc.	1,646	96
* Euronet Worldwide Inc.	1,653	96
Federated Investors Inc. Class B	3,037	95
Bank of the Ozarks Inc.	2,615	95
Associated Banc-Corp	5,117	95
First Horizon National Corp.	7,367	94
Webster Financial Corp.	2,975	94
First Niagara Financial Group Inc.	11,440	93
Umpqua Holdings Corp.	5,497	93
Sovran Self Storage Inc.	1,093	93
Primerica Inc.	1,742	91
Sun Communities Inc.	1,529	90
Piedmont Office Realty Trust Inc. Class A	4,788	90
Aspen Insurance Holdings Ltd.	2,033	90
StanCorp Financial Group Inc.	1,359	90

* DCT Industrial Trust Inc.	2,621	89
Pebblebrook Hotel Trust	2,061	89
Geo Group Inc.	2,206	89
Gaming and Leisure Properties Inc.	2,729	87
Brandywine Realty Trust	5,606	87
Washington Prime Group Inc.	5,010	86
ProAssurance Corp.	1,896	85
Colony Financial Inc.	3,477	85
Hancock Holding Co.	2,601	85
Endurance Specialty Holdings Ltd.	1,438	85
Cousins Properties Inc.	6,894	84
TCF Financial Corp.	5,415	84
American Homes 4 Rent Class A	4,686	81
Corporate Office Properties Trust	2,854	80
* Ocwen Financial Corp.	3,495	80
Bank of Hawaii Corp.	1,380	80
Healthcare Realty Trust Inc.	2,965	78
Susquehanna Bancshares Inc.	5,884	78
United Bankshares Inc.	2,219	77
MarketAxess Holdings Inc.	1,173	77
Janus Capital Group Inc.	4,740	75
Medical Properties Trust Inc.	5,341	74
* Texas Capital Bancshares Inc.	1,334	74
Fair Isaac Corp.	1,024	74
First Industrial Realty Trust Inc.	3,681	73
Fulton Financial Corp.	6,094	73
Ryman Hospitality Properties Inc.	1,381	72
PrivateBancorp Inc.	2,272	71
Lexington Realty Trust	6,455	71
Washington Federal Inc.	3,254	70
Valley National Bancorp	7,221	70
EastGroup Properties Inc.	1,043	70
FNB Corp.	5,529	70
National Health Investors Inc.	1,048	69
Erie Indemnity Co. Class A	788	69
Glacier Bancorp Inc.	2,480	68
UMB Financial Corp.	1,217	68
Iberiabank Corp.	1,031	67
MB Financial Inc.	2,102	66
Wintrust Financial Corp.	1,478	66
American Equity Investment Life Holding Co.	2,436	66
BancorpSouth Inc.	2,983	65
DuPont Fabros Technology Inc.	1,983	65
Invesco Mortgage Capital Inc.	3,895	64
Glimcher Realty Trust	4,661	64
Heartland Payment Systems Inc.	1,162	63
Cathay General Bancorp	2,474	63
* Western Alliance Bancorp	2,357	62
RLI Corp.	1,346	62
First Citizens BancShares Inc. Class A	242	61
American Realty Capital Healthcare Trust Inc.	5,325	60
Kennedy-Wilson Holdings Inc.	2,319	60
First Financial Bankshares Inc.	1,992	60
Chambers Street Properties	7,488	60
Hatteras Financial Corp.	3,128	60
New York REIT Inc.	5,528	59
Capitol Federal Financial Inc.	4,738	59

Chesapeake Lodging Trust	1,748	59
Alexander & Baldwin Inc.	1,553	59
Platinum Underwriters Holdings Ltd.	790	59
* New Residential Investment Corp.	4,503	58
Evercore Partners Inc. Class A	1,124	57
Washington REIT	2,107	57
Acadia Realty Trust	1,769	57
* Cardtronics Inc.	1,435	56
Financial Engines Inc.	1,711	56
Home BancShares Inc.	1,755	56
EverBank Financial Corp.	2,943	55
Old National Bancorp	3,888	55
Education Realty Trust Inc.	4,718	55
BOK Financial Corp.	840	54
* First Cash Financial Services Inc.	933	54
Potlatch Corp.	1,295	54
Kemper Corp.	1,526	54
Mack-Cali Realty Corp.	2,779	53
Symetra Financial Corp.	2,326	53
Hudson Pacific Properties Inc.	1,869	53
* Blackhawk Network Holdings Inc. Class B	1,471	53
Pennsylvania REIT	2,246	52
CVB Financial Corp.	3,446	52
AmTrust Financial Services Inc.	1,017	52
Government Properties Income Trust	2,291	52
Redwood Trust Inc.	2,649	52
Santander Consumer USA Holdings Inc.	2,766	51
Advent Software Inc.	1,630	51
WisdomTree Investments Inc.	3,374	51
PS Business Parks Inc.	624	51
Trustmark Corp.	2,168	51
Retail Opportunity Investments Corp.	3,071	51
Interactive Brokers Group Inc.	1,841	50
Argo Group International Holdings Ltd.	880	50
BGC Partners Inc. Class A	5,678	49
PennyMac Mortgage Investment Trust	2,281	49
Hersha Hospitality Trust Class A	6,648	49
Selective Insurance Group Inc.	1,837	49
Mercury General Corp.	890	49
South State Corp.	784	49
CYS Investments Inc.	5,258	49
Community Bank System Inc.	1,303	48
* MBIA Inc.	4,667	48
LTC Properties Inc.	1,143	48
Equity One Inc.	1,960	48
ARMOUR Residential REIT Inc.	12,082	47
EVERTEC Inc.	2,113	47
Ramco-Gershenson Properties Trust	2,592	46
Empire State Realty Trust Inc.	2,759	46
Columbia Banking System Inc.	1,680	46
Artisan Partners Asset Management Inc. Class A	885	46
Parkway Properties Inc.	2,339	46
Home Loan Servicing Solutions Ltd.	2,309	45
* Hilltop Holdings Inc.	2,184	45
International Bancshares Corp.	1,743	44
Sabra Health Care REIT Inc.	1,559	44
American Assets Trust Inc.	1,119	44

Associated Estates Realty Corp.	1,959	44
Pinnacle Financial Partners Inc.	1,152	43
Westamerica Bancorporation	890	43
* FNFV Group	2,966	42
FelCor Lodging Trust Inc.	4,049	42
First Midwest Bancorp Inc.	2,509	42
Horace Mann Educators Corp.	1,334	42
STAG Industrial Inc.	1,747	42
Capstead Mortgage Corp.	3,184	41
Greenhill & Co. Inc.	931	41
* iStar Financial Inc.	2,835	41
National Penn Bancshares Inc.	3,947	40
Montpelier Re Holdings Ltd.	1,175	40
Northwest Bancshares Inc.	3,153	40
* Enstar Group Ltd.	270	39
HFF Inc. Class A	1,141	39
Morningstar Inc.	589	39
Astoria Financial Corp.	2,969	39
* Harbinger Group Inc.	2,842	39
Brixmor Property Group Inc.	1,609	39
Sterling Bancorp	2,858	38
* Credit Acceptance Corp.	251	38
Altisource Residential Corp.	1,835	37
BBCN Bancorp Inc.	2,651	37
* Essent Group Ltd.	1,460	37
* Encore Capital Group Inc.	856	37
Franklin Street Properties Corp.	3,050	37
NBT Bancorp Inc.	1,499	36
* St. Joe Co.	1,922	36
First Financial Bancorp	2,004	36
Provident Financial Services Inc.	2,050	35
Boston Private Financial Holdings Inc.	2,758	35
CNA Financial Corp.	906	35
* Springleaf Holdings Inc.	866	34
TFS Financial Corp.	2,246	34
Starwood Waypoint Residential Trust	1,331	34
Virtus Investment Partners Inc.	220	34
* BofI Holding Inc.	425	34
* Ambac Financial Group Inc.	1,350	33
Union Bankshares Corp.	1,439	33
Independent Bank Corp.	835	33
Park National Corp.	406	33
Summit Hotel Properties Inc.	2,842	33
Banco Latinoamericano de Comercio Exterior SA	1,019	33
ViewPoint Financial Group Inc.	1,368	33
* Piper Jaffray Cos.	568	33
Inland Real Estate Corp.	3,009	32
Kite Realty Group Trust	1,150	31
* Greenlight Capital Re Ltd. Class A	985	31
WesBanco Inc.	926	31
Renasant Corp.	1,085	31
Investors Real Estate Trust	3,727	30
Chemical Financial Corp.	1,049	30
American Capital Mortgage Investment Corp.	1,508	30
Alexander's Inc.	75	30
Infinity Property & Casualty Corp.	413	30
Nelnet Inc. Class A	653	30

American National Insurance Co.	260	30
Select Income REIT	1,291	30
S&T Bancorp Inc.	1,085	30
Cohen & Steers Inc.	681	29
* Third Point Reinsurance Ltd.	1,983	29
Banner Corp.	704	29
Chatham Lodging Trust	1,083	29
CoreSite Realty Corp.	755	29
AMERISAFE Inc.	682	28
* Navigators Group Inc.	389	28
Safety Insurance Group Inc.	476	28
Stewart Information Services Corp.	792	28
United Community Banks Inc.	1,586	28
Apollo Commercial Real Estate Finance Inc.	1,672	28
* Eagle Bancorp Inc.	809	28
First Merchants Corp.	1,290	28
New York Mortgage Trust Inc.	3,336	27
CyrusOne Inc.	976	27
Tompkins Financial Corp.	542	27
First Potomac Realty Trust	2,127	26
Ashford Hospitality Trust Inc.	2,426	25
First Commonwealth Financial Corp.	2,788	25
Terreno Realty Corp.	1,208	25
National Bank Holdings Corp. Class A	1,300	25
Resource Capital Corp.	4,717	25
National General Holdings Corp.	1,319	25
Wilshire Bancorp Inc.	2,545	24
* Green Dot Corp. Class A	1,106	24
* Altisource Portfolio Solutions SA	461	24
Excel Trust Inc.	1,825	24
Western Asset Mortgage Capital Corp.	1,524	24
FXCM Inc. Class A	1,477	24
Universal Insurance Holdings Inc.	1,224	24
Employers Holdings Inc.	1,164	24
* Walter Investment Management Corp.	1,261	24
Northfield Bancorp Inc.	1,660	23
* Altisource Asset Management Corp.	47	23
* Capital Bank Financial Corp.	912	23
Cash America International Inc.	939	23
WSFS Financial Corp.	303	23
RAIT Financial Trust	3,063	23
Gramercy Property Trust Inc.	3,757	22
Rexford Industrial Realty Inc.	1,439	22
Monmouth Real Estate Investment Corp.	1,924	22
GAMCO Investors Inc.	250	22
* Investment Technology Group Inc.	1,059	21
Anworth Mortgage Asset Corp.	3,873	21
Aviv REIT Inc.	617	21
United Financial Bancorp Inc.	1,489	21
* Forestar Group Inc.	1,275	20
Cedar Realty Trust Inc.	2,986	20
* Enova International Inc.	859	20
Physicians Realty Trust	1,267	20
FBL Financial Group Inc. Class A	380	20
Rouse Properties Inc.	1,068	20
OFG Bancorp	1,305	20
City Holding Co.	443	19

Oritani Financial Corp.	1,320	19
* World Acceptance Corp.	249	19
Brookline Bancorp Inc.	1,993	19
Cass Information Systems Inc.	416	19
Simmons First National Corp. Class A	468	19
Saul Centers Inc.	342	19
Maiden Holdings Ltd.	1,416	19
Lakeland Financial Corp.	465	18
TrustCo Bank Corp. NY	2,679	18
Ameris Bancorp	724	18
* Nationstar Mortgage Holdings Inc.	607	18
Berkshire Hills Bancorp Inc.	713	18
Hanmi Financial Corp.	897	18
Silver Bay Realty Trust Corp.	1,082	18
Trico Bancshares	720	18
* Ezcorp Inc. Class A	1,639	18
* Cowen Group Inc. Class A	4,189	18
Southside Bancshares Inc.	531	17
State Bank Financial Corp.	906	17
Sandy Spring Bancorp Inc.	708	17
Flushing Financial Corp.	874	17
* Customers Bancorp Inc.	933	17
Towne Bank	1,156	17
Cardinal Financial Corp.	906	17
Universal Health Realty Income Trust	337	16
United Fire Group Inc.	581	16
* American Residential Properties Inc.	906	16
* First BanCorp	3,125	16
* Xoom Corp.	1,140	16
National Western Life Insurance Co. Class A	62	16
Centerstate Banks Inc.	1,422	16
* KCG Holdings Inc. Class A	1,435	16
* Yadkin Financial Corp.	830	16
Community Trust Bancorp Inc.	436	16
Urstadt Biddle Properties Inc. Class A	708	16
AG Mortgage Investment Trust Inc.	792	16
* First NBC Bank Holding Co.	421	15
Apollo Residential Mortgage Inc.	911	15
Arlington Asset Investment Corp. Class A	537	15
Ashford Hospitality Prime Inc.	849	15
Washington Trust Bancorp Inc.	410	15
AmREIT Inc.	556	15
ConnectOne Bancorp Inc.	764	14
Campus Crest Communities Inc.	1,834	14
Federated National Holding Co.	554	14
First Interstate BancSystem Inc. Class A	494	14
Heritage Financial Corp.	818	14
Dime Community Bancshares Inc.	899	14
* eHealth Inc.	523	14
First Busey Corp.	2,060	14
* Global Cash Access Holdings Inc.	1,886	13
Getty Realty Corp.	725	13
1st Source Corp.	429	13
QTS Realty Trust Inc. Class A	402	13
Dynex Capital Inc.	1,520	13
Agree Realty Corp.	422	13
BancFirst Corp.	200	13

Ares Commercial Real Estate Corp.	1,070	13
* Beneficial Mutual Bancorp Inc.	913	12
* NMI Holdings Inc. Class A	1,424	12
Stock Yards Bancorp Inc.	395	12
* NewBridge Bancorp	1,521	12
Waterstone Financial Inc.	989	12
Central Pacific Financial Corp.	626	12
* PICO Holdings Inc.	646	12
* Blue Hills Bancorp Inc.	894	12
Hannon Armstrong Sustainable Infrastructure Capital Inc.	835	12
Lakeland Bancorp Inc.	1,066	12
Westwood Holdings Group Inc.	197	12
Hudson Valley Holding Corp.	469	12
CoBiz Financial Inc.	1,007	12
* Safeguard Scientifics Inc.	594	12
Bryn Mawr Bank Corp.	390	11
Independent Bank Group Inc.	263	11
HCI Group Inc.	277	11
* Tejon Ranch Co.	394	11
RE/MAX Holdings Inc.	330	11
Banc of California Inc.	1,003	11
Great Southern Bancorp Inc.	293	11
Diamond Hill Investment Group Inc.	80	11
First Financial Corp.	318	11
Heartland Financial USA Inc.	416	10
Mercantile Bank Corp.	542	10
Enterprise Financial Services Corp.	546	10
MainSource Financial Group Inc.	579	10
OneBeacon Insurance Group Ltd. Class A	643	10
Peoples Financial Services Corp.	213	10
Gain Capital Holdings Inc.	1,147	10
German American Bancorp Inc.	358	10
* Phoenix Cos. Inc.	166	10
* Metro Bancorp Inc.	400	10
GFI Group Inc.	1,966	10
* Ladenburg Thalmann Financial Services Inc.	2,930	10
Clifton Bancorp Inc.	761	10
First Bancorp	559	10
Southwest Bancorp Inc.	558	9
Financial Institutions Inc.	390	9
* HomeTrust Bancshares Inc.	589	9
CatchMark Timber Trust Inc. Class A	829	9
Univest Corp. of Pennsylvania	473	9
Whitestone REIT	615	9
Park Sterling Corp.	1,271	9
* Citizens Inc. Class A	1,236	9
Federal Agricultural Mortgage Corp.	294	9
Consolidated-Tomoka Land Co.	167	9
* CareTrust REIT Inc.	552	9
BNC Bancorp	519	9
United Insurance Holdings Corp.	467	9
OmniAmerican Bancorp Inc.	323	9
Meadowbrook Insurance Group Inc.	1,417	9
* Flagstar Bancorp Inc.	564	9
Bank Mutual Corp.	1,322	9
Bank of Marin Bancorp	167	8
First of Long Island Corp.	335	8

* MoneyGram International Inc.	982	8
Preferred Bank	330	8
* NewStar Financial Inc.	745	8
* Bancorp Inc.	933	8
State Auto Financial Corp.	424	8
First Defiance Financial Corp.	277	8
* Stonegate Mortgage Corp.	691	8
* Tree.com Inc.	182	8
Bank of Kentucky Financial Corp.	173	8
Bridge Bancorp Inc.	315	8
* Ladder Capital Corp. Class A	424	8
Arrow Financial Corp.	308	8
Fidelity & Guaranty Life	317	8
Camden National Corp.	217	8
* Square 1 Financial Inc. Class A	366	8
Independent Bank Corp.	643	8
Gladstone Commercial Corp.	441	8
Stonegate Bank	280	8
Calamos Asset Management Inc. Class A	565	8
One Liberty Properties Inc.	332	8
* Pacific Premier Bancorp Inc.	472	8
First Community Bancshares Inc.	480	7
Peoples Bancorp Inc.	303	7
* Walker & Dunlop Inc.	461	7
Charter Financial Corp.	648	7
First Connecticut Bancorp Inc.	482	7
CNB Financial Corp.	407	7
United Community Financial Corp.	1,403	7
* Regional Management Corp.	520	7
Pacific Continental Corp.	508	7
* INTL. FCStone Inc.	398	7
Talmer Bancorp Inc. Class A	498	7
BankFinancial Corp.	602	7
Citizens & Northern Corp.	350	7
Suffolk Bancorp	327	7
Moelis & Co. Class A	208	7
Crawford & Co. Class B	744	7
Baldwin & Lyons Inc.	261	7
ESB Financial Corp.	365	7
* Global Indemnity plc	240	6
Oppenheimer Holdings Inc. Class A	281	6
* TriState Capital Holdings Inc.	634	6
* Meridian Bancorp Inc.	579	6
Ames National Corp.	268	6
Fidelity Southern Corp.	412	6
West Bancorporation Inc.	403	6
* Bridge Capital Holdings	273	6
* FCB Financial Holdings Inc. Class A	260	6
OceanFirst Financial Corp.	390	6
Republic Bancorp Inc. Class A	274	6
Guaranty Bancorp	418	6
* Franklin Financial Corp.	307	6
* Marcus & Millichap Inc.	195	6
Peapack Gladstone Financial Corp.	341	6
Penns Woods Bancorp Inc.	136	6
Horizon Bancorp	245	6
Territorial Bancorp Inc.	286	6

CorEnergy Infrastructure Trust Inc.	892	6
Seacoast Banking Corp. of Florida	469	6
HomeStreet Inc.	364	6
Manning & Napier Inc.	385	6
National Bankshares Inc.	196	6
Meta Financial Group Inc.	167	6
* SWS Group Inc.	824	6
* Kearny Financial Corp.	407	6
* PennyMac Financial Services Inc. Class A	360	6
Fox Chase Bancorp Inc.	346	6
* FBR & Co.	226	6
Sierra Bancorp	346	6
National Interstate Corp.	188	5
Kansas City Life Insurance Co.	111	5
MidWestOne Financial Group Inc.	192	5
American National Bankshares Inc.	224	5
* CU Bancorp	267	5
Capital City Bank Group Inc.	359	5
Armada Hoffler Properties Inc.	539	5
First Financial Northwest Inc.	431	5
Northrim BanCorp Inc.	184	5
Heritage Commerce Corp.	591	5
UMH Properties Inc.	508	5
Enterprise Bancorp Inc.	206	5
* Hallmark Financial Services Inc.	404	5
First Business Financial Services Inc.	110	5
* Atlas Financial Holdings Inc.	323	5
First Bancorp Inc.	271	5
Merchants Bancshares Inc.	160	5
Heritage Oaks Bancorp	620	5
Owens Realty Mortgage Inc.	305	5
RCS Capital Corp. Class A	445	4
* Cascade Bancorp	883	4
* Sun Bancorp Inc.	227	4
MidSouth Bancorp Inc.	235	4
* AV Homes Inc.	264	4
Trade Street Residential Inc.	522	4
* Opus Bank	145	4
Century Bancorp Inc. Class A	98	4
EMC Insurance Group Inc.	128	4
* Consumer Portfolio Services Inc.	510	4
Old Line Bancshares Inc.	238	4
* Nicholas Financial Inc.	293	4
Macatawa Bank Corp.	671	3
* Heritage Insurance Holdings Inc.	194	3
* BBX Capital Corp.	203	3
* Ashford Inc.	28	3
Donegal Group Inc. Class A	211	3
* Republic First Bancorp Inc.	868	3
Independence Holding Co.	225	3
* CommunityOne Bancorp	296	3
Resource America Inc. Class A	342	3
Pzena Investment Management Inc. Class A	322	3
* Green Bancorp Inc.	148	2
* UCP Inc.	194	2
Silvercrest Asset Management Group Inc. Class A	139	2
* C1 Financial Inc.	104	2

ServisFirst Bancshares Inc.	56	2
CIFC Corp.	200	2
* Tiptree Financial Inc. Class A	224	2
Palmetto Bancshares Inc.	103	2
* Trupanion Inc.	266	2
* Hampton Roads Bankshares Inc.	771	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
* Higher One Holdings Inc.	29	—
		139,942
Health Care (14.0%)
Johnson & Johnson	90,069	9,750
Pfizer Inc.	203,075	6,326
Merck & Co. Inc.	93,037	5,619
* Gilead Sciences Inc.	48,892	4,905
Amgen Inc.	24,101	3,984
AbbVie Inc.	50,623	3,503
Bristol-Myers Squibb Co.	52,760	3,116
UnitedHealth Group Inc.	31,194	3,077
* Celgene Corp.	25,496	2,899
Medtronic Inc.	31,803	2,349
* Biogen Idec Inc.	7,552	2,324
* Actavis plc	8,084	2,188
Eli Lilly & Co.	31,321	2,134
Abbott Laboratories	47,817	2,128
* Express Scripts Holding Co.	24,628	2,048
Allergan Inc.	9,468	2,025
Thermo Fisher Scientific Inc.	12,701	1,642
McKesson Corp.	7,341	1,547
Covidien plc	14,377	1,452
Baxter International Inc.	17,275	1,261
* Alexion Pharmaceuticals Inc.	6,298	1,228
WellPoint Inc.	8,906	1,139
* Regeneron Pharmaceuticals Inc.	2,510	1,044
Stryker Corp.	10,703	994
Aetna Inc.	11,379	993
Cardinal Health Inc.	10,830	890
* Vertex Pharmaceuticals Inc.	7,520	886
Cigna Corp.	8,552	880
Becton Dickinson and Co.	6,152	863
* Illumina Inc.	4,438	847
* HCA Holdings Inc.	10,397	725
Zoetis Inc.	15,952	717
* Mylan Inc.	11,899	697
Perrigo Co. plc	4,260	682
Humana Inc.	4,928	680
AmerisourceBergen Corp. Class A	7,191	655
St. Jude Medical Inc.	9,048	615
* Cerner Corp.	9,487	611
Zimmer Holdings Inc.	5,343	600
* Intuitive Surgical Inc.	1,145	593
* Boston Scientific Corp.	42,109	542
Agilent Technologies Inc.	10,615	454
* Edwards Lifesciences Corp.	3,381	438
* DaVita HealthCare Partners Inc.	5,659	433
* BioMarin Pharmaceutical Inc.	4,677	420
CR Bard Inc.	2,435	408
* CareFusion Corp.	6,664	394

* Henry Schein Inc.	2,735	375
* Endo International plc	4,891	358
* Incyte Corp.	4,581	346
* Jazz Pharmaceuticals plc	1,911	338
* Catamaran Corp.	6,639	338
* Mallinckrodt plc	3,633	335
* Hospira Inc.	5,383	321
Quest Diagnostics Inc.	4,651	304
Universal Health Services Inc. Class B	2,852	298
* Varian Medical Systems Inc.	3,282	291
* Laboratory Corp. of America Holdings	2,730	286
* Medivation Inc.	2,436	282
* Pharmacyclics Inc.	1,930	269
Cooper Cos. Inc.	1,515	256
* Alkermes plc	4,613	254
DENTSPLY International Inc.	4,503	248
ResMed Inc.	4,447	237
* IDEXX Laboratories Inc.	1,517	227
Omnicare Inc.	3,201	225
* MEDNAX Inc.	3,199	209
* Alnylam Pharmaceuticals Inc.	2,082	209
* Salix Pharmaceuticals Ltd.	2,036	209
* Hologic Inc.	7,664	205
* United Therapeutics Corp.	1,517	201
* Isis Pharmaceuticals Inc.	3,755	194
* Brookdale Senior Living Inc.	5,470	194
* Covance Inc.	1,868	192
* Cubist Pharmaceuticals Inc.	2,405	182
* Centene Corp.	1,823	180
* QIAGEN NV	7,384	177
* Community Health Systems Inc.	3,693	174
* Puma Biotechnology Inc.	740	168
PerkinElmer Inc.	3,574	163
Teleflex Inc.	1,338	159
* Sirona Dental Systems Inc.	1,808	156
* Align Technology Inc.	2,630	150
* Tenet Healthcare Corp.	3,093	149
* athenahealth Inc.	1,226	144
Patterson Cos. Inc.	2,790	134
* VCA Inc.	2,830	134
* Health Net Inc.	2,537	130
* Team Health Holdings Inc.	2,278	130
* DexCom Inc.	2,460	127
STERIS Corp.	1,902	121
* Cepheid	2,179	120
West Pharmaceutical Services Inc.	2,263	118
* Seattle Genetics Inc.	3,182	116
* NPS Pharmaceuticals Inc.	3,482	116
HealthSouth Corp.	2,790	115
Bio-Techne Corp.	1,178	108
* PAREXEL International Corp.	1,829	107
* Pacira Pharmaceuticals Inc.	1,134	107
* Alere Inc.	2,634	105
* Quintiles Transnational Holdings Inc.	1,808	105
* WellCare Health Plans Inc.	1,409	104
* LifePoint Hospitals Inc.	1,427	99
* Charles River Laboratories International Inc.	1,503	97

* Envision Healthcare Holdings Inc.	2,616	93
* Avanir Pharmaceuticals Inc.	6,150	92
* Acadia Healthcare Co. Inc.	1,397	87
* Insulet Corp.	1,841	86
Hill-Rom Holdings Inc.	1,841	84
* Myriad Genetics Inc.	2,455	82
* Bio-Rad Laboratories Inc. Class A	682	81
* Akorn Inc.	2,005	80
* Receptos Inc.	583	79
* Medidata Solutions Inc.	1,766	75
* ACADIA Pharmaceuticals Inc.	2,473	74
* Impax Laboratories Inc.	2,203	70
* Bruker Corp.	3,664	70
* Allscripts Healthcare Solutions Inc.	5,832	70
* Amsurg Corp.	1,345	69
* Nektar Therapeutics	4,095	68
Owens & Minor Inc.	1,979	68
* Exact Sciences Corp.	2,690	67
* MWI Veterinary Supply Inc.	402	66
* NuVasive Inc.	1,480	65
Chemed Corp.	561	62
* Dyax Corp.	4,387	62
* Celldex Therapeutics Inc.	2,987	61
* Haemonetics Corp.	1,615	60
* Auxilium Pharmaceuticals Inc.	1,706	59
* Halyard Health Inc.	1,498	59
* HMS Holdings Corp.	2,813	59
* Intercept Pharmaceuticals Inc.	398	57
* Thoratec Corp.	1,808	56
* Prestige Brands Holdings Inc.	1,638	55
* Air Methods Corp.	1,224	54
* Medicines Co.	2,019	54
* Synageva BioPharma Corp.	666	54
* Ironwood Pharmaceuticals Inc. Class A	3,868	54
* Magellan Health Inc.	872	53
* Neogen Corp.	1,153	51
* Globus Medical Inc.	2,213	51
* Neurocrine Biosciences Inc.	2,546	51
* OPKO Health Inc.	6,039	51
* Acorda Therapeutics Inc.	1,354	49
Cantel Medical Corp.	1,106	48
* Wright Medical Group Inc.	1,633	48
* Molina Healthcare Inc.	935	48
* Cyberonics Inc.	884	47
* ABIOMED Inc.	1,321	47
* Keryx Biopharmaceuticals Inc.	2,925	47
* Spectranetics Corp.	1,373	45
Kindred Healthcare Inc.	2,225	44
* WebMD Health Corp.	1,211	44
* Catalent Inc.	1,535	44
* Lannett Co. Inc.	892	44
* MannKind Corp.	7,110	44
Abaxis Inc.	757	43
* ExamWorks Group Inc.	1,095	43
PDL BioPharma Inc.	5,190	43
* Masimo Corp.	1,629	43
* Novavax Inc.	7,981	43

* Veeva Systems Inc. Class A	1,272	42
* Achillion Pharmaceuticals Inc.	3,207	41
Theravance Inc.	2,713	41
* Omnicell Inc.	1,253	40
* Clovis Oncology Inc.	843	40
* Greatbatch Inc.	803	40
CONMED Corp.	935	40
* ICU Medical Inc.	470	39
* Agios Pharmaceuticals Inc.	389	39
* Ligand Pharmaceuticals Inc.	725	39
* MedAssets Inc.	2,016	39
* HeartWare International Inc.	529	39
* Natus Medical Inc.	1,122	38
* Integra LifeSciences Holdings Corp.	775	38
* MiMedx Group Inc.	3,427	38
* Premier Inc. Class A	1,111	38
Select Medical Holdings Corp.	2,595	37
* ARIAD Pharmaceuticals Inc.	5,247	37
* NxStage Medical Inc.	2,149	37
* Anacor Pharmaceuticals Inc.	1,069	37
* Portola Pharmaceuticals Inc.	1,268	36
* PTC Therapeutics Inc.	780	35
* Tornier NV	1,289	34
* Merrimack Pharmaceuticals Inc.	3,638	33
Analogic Corp.	432	31
* Depomed Inc.	2,013	31
* ImmunoGen Inc.	2,926	30
* Halozyme Therapeutics Inc.	3,383	30
* Cardiovascular Systems Inc.	959	29
* NewLink Genetics Corp.	751	29
* Arena Pharmaceuticals Inc.	6,991	29
* Bluebird Bio Inc.	708	29
* AMN Healthcare Services Inc.	1,705	29
* Quidel Corp.	1,047	29
Ensign Group Inc.	722	28
* Endologix Inc.	2,216	28
* Fluidigm Corp.	919	28
* Sangamo BioSciences Inc.	2,345	28
* Repligen Corp.	1,197	27
* Chimerix Inc.	758	27
* Intrexon Corp.	1,002	27
* IPC The Hospitalist Co. Inc.	601	27
* BioCryst Pharmaceuticals Inc.	2,432	26
* Infinity Pharmaceuticals Inc.	1,742	26
* Emergent Biosolutions Inc.	1,037	26
* Luminex Corp.	1,383	26
* Cambrex Corp.	1,122	26
* Bio-Reference Laboratories Inc.	897	25
* Hanger Inc.	1,183	25
* Horizon Pharma plc	1,982	25
* Affymetrix Inc.	2,726	25
Meridian Bioscience Inc.	1,497	25
* Tetraphase Pharmaceuticals Inc.	932	25
* Insmed Inc.	1,731	24
* Orexigen Therapeutics Inc.	4,190	24
Computer Programs & Systems Inc.	409	24
* Zeltiq Aesthetics Inc.	873	24

* Prothena Corp. plc	963	23
* PharMerica Corp.	1,069	23
* Amedisys Inc.	901	23
* AMAG Pharmaceuticals Inc.	612	23
* BioDelivery Sciences International Inc.	1,482	23
Quality Systems Inc.	1,522	22
* Cynosure Inc. Class A	804	22
* Sagent Pharmaceuticals Inc.	755	22
* Omeros Corp.	962	22
* TESARO Inc.	621	21
* Aegerion Pharmaceuticals Inc.	1,004	21
* Sarepta Therapeutics Inc.	1,247	21
* Momenta Pharmaceuticals Inc.	1,798	21
* Capital Senior Living Corp.	827	21
* Raptor Pharmaceutical Corp.	2,182	21
* AtriCure Inc.	1,071	20
* Accuray Inc.	2,875	20
* KYTHERA Biopharmaceuticals Inc.	513	20
* Anika Therapeutics Inc.	461	19
National Healthcare Corp.	306	18
* Acceleron Pharma Inc.	472	18
* Volcano Corp.	1,633	18
* Merit Medical Systems Inc.	1,209	18
* GenMark Diagnostics Inc.	1,554	18
* Gentiva Health Services Inc.	889	17
* Ophthotech Corp.	398	17
* Providence Service Corp.	430	17
* Inovio Pharmaceuticals Inc.	1,694	16
* Geron Corp.	4,410	16
* Karyopharm Therapeutics Inc.	378	16
* Genomic Health Inc.	474	16
* BioScrip Inc.	2,431	16
* Insys Therapeutics Inc.	403	16
* LDR Holding Corp.	477	16
* Triple-S Management Corp. Class B	673	16
* Healthways Inc.	968	15
* Orthofix International NV	514	14
* OraSure Technologies Inc.	1,580	14
* Array BioPharma Inc.	3,515	14
Atrion Corp.	43	14
* Enanta Pharmaceuticals Inc.	297	14
* TherapeuticsMD Inc.	3,599	14
Invacare Corp.	909	14
* XenoPort Inc.	1,540	14
* Progenics Pharmaceuticals Inc.	1,945	14
US Physical Therapy Inc.	342	13
* Theravance Biopharma Inc.	839	13
* SciClone Pharmaceuticals Inc.	1,543	13
* Accelerate Diagnostics Inc.	642	13
* Spectrum Pharmaceuticals Inc.	1,797	13
* MacroGenics Inc.	454	13
Phibro Animal Health Corp. Class A	412	13
* Dynavax Technologies Corp.	837	12
* XOMA Corp.	2,185	12
* Pernix Therapeutics Holdings Inc.	1,190	12
* AngioDynamics Inc.	700	12
* Relypsa Inc.	486	12

* Vascular Solutions Inc.	467	12
* Vanda Pharmaceuticals Inc.	921	12
* Five Prime Therapeutics Inc.	561	12
* Synergy Pharmaceuticals Inc.	3,837	11
* Kite Pharma Inc.	271	11
* CorVel Corp.	322	11
* Organovo Holdings Inc.	1,759	11
* Albany Molecular Research Inc.	659	11
* Arrowhead Research Corp.	1,827	11
* Supernus Pharmaceuticals Inc.	1,191	11
* ANI Pharmaceuticals Inc.	193	10
* Surgical Care Affiliates Inc.	316	10
* Rockwell Medical Inc.	1,112	10
* Pacific Biosciences of California Inc.	1,460	10
* Sequenom Inc.	3,276	10
* Hyperion Therapeutics Inc.	479	10
* ZIOPHARM Oncology Inc.	2,287	10
* VIVUS Inc.	2,866	10
* STAAR Surgical Co.	1,039	10
* Universal American Corp.	1,087	10
* Symmetry Medical Inc.	1,057	10
* Foundation Medicine Inc.	401	9
* Cerus Corp.	2,055	9
* Aratana Therapeutics Inc.	702	9
* ZS Pharma Inc.	215	9
* Exelixis Inc.	5,519	9
* Unilife Corp.	2,912	9
* Epizyme Inc.	391	9
Landauer Inc.	270	9
* OncoMed Pharmaceuticals Inc.	396	9
* Avalanche Biotechnologies Inc.	220	9
* Immunomedics Inc.	2,076	9
* Antares Pharma Inc.	3,718	9
* LHC Group Inc.	363	9
* IGI Laboratories Inc.	805	8
* OvaScience Inc.	333	8
* HealthEquity Inc.	334	8
* Cross Country Healthcare Inc.	765	8
* SurModics Inc.	388	8
* CTI BioPharma Corp.	3,686	8
* Cempra Inc.	557	8
* Ultragenyx Pharmaceutical Inc.	183	8
CryoLife Inc.	776	8
* RTI Surgical Inc.	1,597	8
* RadNet Inc.	920	8
* Endocyte Inc.	1,183	8
* TG Therapeutics Inc.	503	8
* Peregrine Pharmaceuticals Inc.	5,020	7
* BioTelemetry Inc.	743	7
* Sage Therapeutics Inc.	184	7
* Oxford Immunotec Global plc	529	7
* Intra-Cellular Therapies Inc.	481	7
POZEN Inc.	767	7
* Lexicon Pharmaceuticals Inc.	6,682	7
* Almost Family Inc.	235	7
* Verastem Inc.	667	6
* Osiris Therapeutics Inc.	466	6

* Immune Design Corp.	191	6
* Rigel Pharmaceuticals Inc.	2,789	6
* Galena Biopharma Inc.	3,351	6
* Navidea Biopharmaceuticals Inc.	4,801	6
* Exactech Inc.	265	6
* Merge Healthcare Inc.	1,845	6
* Aerie Pharmaceuticals Inc.	216	6
* Stemline Therapeutics Inc.	368	5
* Radius Health Inc.	221	5
* Neuralstem Inc.	1,933	5
* Adeptus Health Inc. Class A	178	5
* Auspex Pharmaceuticals Inc.	223	5
* Five Star Quality Care Inc.	1,221	5
* Northwest Biotherapeutics Inc.	997	5
Utah Medical Products Inc.	92	5
* Repros Therapeutics Inc.	619	5
* Retrophin Inc.	524	5
* Idera Pharmaceuticals Inc.	1,695	5
* Agenus Inc.	1,749	5
* Zafgen Inc.	217	5
* Bio-Path Holdings Inc.	2,065	5
* Castlight Health Inc. Class B	404	5
* K2M Group Holdings Inc.	247	5
* Xencor Inc.	415	5
* Corcept Therapeutics Inc.	1,512	5
* Sucampo Pharmaceuticals Inc. Class A	385	5
* Ohr Pharmaceutical Inc.	591	5
* Sunesis Pharmaceuticals Inc.	1,910	4
* AcelRx Pharmaceuticals Inc.	664	4
* Derma Sciences Inc.	537	4
* Enzo Biochem Inc.	964	4
* NanoString Technologies Inc.	283	4
* Heron Therapeutics Inc.	543	4
* Versartis Inc.	231	4
* Ardelyx Inc.	155	4
* Regulus Therapeutics Inc.	217	4
* ChemoCentryx Inc.	872	4
* CytRx Corp.	1,569	4
* Skilled Healthcare Group Inc.	558	4
* Threshold Pharmaceuticals Inc.	1,330	4
* BioSpecifics Technologies Corp.	101	4
* Ampio Pharmaceuticals Inc.	1,124	4
* Cellular Dynamics International Inc.	574	4
* Alder Biopharmaceuticals Inc.	226	4
* National Research Corp. Class A	256	4
* NanoViricides Inc.	1,126	4
* Alimera Sciences Inc.	609	4
* Esperion Therapeutics Inc.	113	4
* Inogen Inc.	145	4
* Addus HomeCare Corp.	152	4
* Oncothyreon Inc.	1,986	3
* T2 Biosystems Inc.	189	3
* Akebia Therapeutics Inc.	279	3
* BioTime Inc.	1,022	3
* Intersect ENT Inc.	185	3
* Alliance HealthCare Services Inc.	142	3
* Revance Therapeutics Inc.	189	3

* Amphastar Pharmaceuticals Inc.	290	3
* Vital Therapies Inc.	146	3
* Mirati Therapeutics Inc.	202	3
* TriVascular Technologies Inc.	209	3
* Imprivata Inc.	187	3
* Applied Genetic Technologies Corp.	137	3
* NeoStem Inc.	664	3
* Flexion Therapeutics Inc.	128	2
* Pain Therapeutics Inc.	1,088	2
* Actinium Pharmaceuticals Inc.	332	2
* TransEnterix Inc.	806	2
* Eleven Biotherapeutics Inc.	131	2
* Cara Therapeutics Inc.	156	1
* Otonomy Inc.	60	1
* Adamas Pharmaceuticals Inc.	84	1
* Dicerna Pharmaceuticals Inc.	102	1
* Loxo Oncology Inc.	116	1
* Achaogen Inc.	124	1
* Genocea Biosciences Inc.	111	1
* Veracyte Inc.	139	1
* National Research Corp. Class B	23	1
* Roka Bioscience Inc.	160	1
* Egalet Corp.	96	1
* Accretive Health Inc.	24	—
* Tandem Diabetes Care Inc.	12	—
* Ocular Therapeutix Inc.	8	—
* Cytokinetics Inc.	28	—
* Synta Pharmaceuticals Corp.	41	—
* Zogenix Inc.	102	—
* Kindred Biosciences Inc.	6	—
* Galectin Therapeutics Inc.	9	—
* Cytori Therapeutics Inc.	78	—
* Regado Biosciences Inc.	18	—
		101,891
Materials & Processing (4.2%)
EI du Pont de Nemours & Co.	29,238	2,088
Monsanto Co.	16,687	2,001
Dow Chemical Co.	38,334	1,866
Praxair Inc.	9,327	1,197
Precision Castparts Corp.	4,609	1,096
LyondellBasell Industries NV Class A	13,324	1,051
Air Products & Chemicals Inc.	6,757	972
PPG Industries Inc.	4,402	963
Ecolab Inc.	8,486	925
Freeport-McMoRan Inc.	33,069	888
International Paper Co.	13,791	742
Sherwin-Williams Co.	2,741	671
Alcoa Inc.	37,322	645
Nucor Corp.	10,140	544
Ingersoll-Rand plc	8,609	543
Sigma-Aldrich Corp.	3,787	517
Mosaic Co.	10,653	488
CF Industries Holdings Inc.	1,658	445
Fastenal Co.	9,450	427
Eastman Chemical Co.	4,783	397
Ball Corp.	4,490	301
Celanese Corp. Class A	5,007	301

Newmont Mining Corp.	15,872	292
Ashland Inc.	2,463	281
Vulcan Materials Co.	4,133	273
Masco Corp.	11,274	273
Airgas Inc.	2,348	272
Sealed Air Corp.	6,834	270
Rock-Tenn Co. Class A	4,583	260
International Flavors & Fragrances Inc.	2,569	260
MeadWestvaco Corp.	5,324	239
Martin Marietta Materials Inc.	1,954	235
Packaging Corp. of America	3,150	234
FMC Corp.	4,292	233
* WR Grace & Co.	2,416	232
Valspar Corp.	2,716	228
* Crown Holdings Inc.	4,477	222
RPM International Inc.	4,294	205
Acuity Brands Inc.	1,373	190
Rockwood Holdings Inc.	2,323	181
Steel Dynamics Inc.	7,768	175
Huntsman Corp.	6,481	165
Reliance Steel & Aluminum Co.	2,519	161
United States Steel Corp.	4,653	155
Albemarle Corp.	2,505	148
Lennox International Inc.	1,574	147
Sonoco Products Co.	3,326	140
Southern Copper Corp.	4,652	139
* Hexcel Corp.	3,164	137
AptarGroup Inc.	2,090	136
* Owens-Illinois Inc.	5,230	134
Royal Gold Inc.	2,071	132
Eagle Materials Inc.	1,595	131
Owens Corning	3,732	130
Bemis Co. Inc.	3,232	129
* Graphic Packaging Holding Co.	10,221	127
Allegheny Technologies Inc.	3,510	118
Valmont Industries Inc.	842	114
NewMarket Corp.	284	112
PolyOne Corp.	2,986	111
Cytec Industries Inc.	2,305	111
Timken Co.	2,548	109
Belden Inc.	1,419	104
Axiall Corp.	2,272	98
Compass Minerals International Inc.	1,082	94
Sensient Technologies Corp.	1,532	90
* USG Corp.	3,050	88
Scotts Miracle-Gro Co. Class A	1,434	88
Cabot Corp.	2,031	88
Watsco Inc.	859	87
Carpenter Technology Corp.	1,714	86
Domtar Corp.	2,045	83
Westlake Chemical Corp.	1,295	82
Minerals Technologies Inc.	1,097	81
* KapStone Paper and Packaging Corp.	2,719	81
* Berry Plastics Group Inc.	2,774	80
* Polypore International Inc.	1,467	76
* Armstrong World Industries Inc.	1,498	75
* Chemtura Corp.	3,055	71

Silgan Holdings Inc.	1,381	70
* MRC Global Inc.	3,332	67
HB Fuller Co.	1,559	67
* Louisiana-Pacific Corp.	4,393	67
* Platform Specialty Products Corp.	2,638	66
* Rexnord Corp.	2,331	64
Olin Corp.	2,509	63
Worthington Industries Inc.	1,657	62
Balchem Corp.	957	62
Commercial Metals Co.	3,661	60
Mueller Industries Inc.	1,807	59
* Masonite International Corp.	947	56
US Silica Holdings Inc.	1,716	54
* Stillwater Mining Co.	4,008	53
Mueller Water Products Inc. Class A	5,177	49
* Trex Co. Inc.	1,139	48
* Century Aluminum Co.	1,731	48
RBC Bearings Inc.	752	48
* Boise Cascade Co.	1,318	47
TimkenSteel Corp.	1,288	46
* Clearwater Paper Corp.	682	45
Apogee Enterprises Inc.	991	45
Kaiser Aluminum Corp.	615	45
Simpson Manufacturing Co. Inc.	1,344	45
Cliffs Natural Resources Inc.	4,875	44
Greif Inc. Class A	1,012	44
Tronox Ltd. Class A	1,956	44
Schweitzer-Mauduit International Inc.	1,023	44
* Beacon Roofing Supply Inc.	1,599	43
* Tahoe Resources Inc.	2,643	42
* Cabot Microelectronics Corp.	835	40
Innophos Holdings Inc.	723	39
A Schulman Inc.	986	38
* Calgon Carbon Corp.	1,825	37
Globe Specialty Metals Inc.	2,144	37
PH Glatfelter Co.	1,466	37
Quaker Chemical Corp.	454	37
* Headwaters Inc.	2,533	35
Innospec Inc.	815	35
Rayonier Advanced Materials Inc.	1,368	34
* AK Steel Holding Corp.	5,639	33
* Resolute Forest Products Inc.	1,991	33
Universal Forest Products Inc.	691	33
Neenah Paper Inc.	571	33
* Ferro Corp.	2,508	32
AAON Inc.	1,500	31
OM Group Inc.	1,128	31
Interface Inc. Class A	2,001	30
* Intrepid Potash Inc.	1,938	28
Quanex Building Products Corp.	1,380	27
Stepan Co.	657	27
* Horsehead Holding Corp.	1,733	27
Hecla Mining Co.	11,285	27
Materion Corp.	762	27
* Nortek Inc.	327	26
* RTI International Metals Inc.	1,100	25
* LSB Industries Inc.	692	23

	Aceto Corp.	1,080	23
	Schnitzer Steel Industries Inc.	962	22
*	Taminco Corp.	819	21
	Deltic Timber Corp.	321	20
*	Kraton Performance Polymers Inc.	937	17
	Koppers Holdings Inc.	589	17
	Hawkins Inc.	427	17
*	NCI Building Systems Inc.	889	17
	Haynes International Inc.	350	16
*	PGT Inc.	1,655	16
	Comfort Systems USA Inc.	1,054	15
*	Patrick Industries Inc.	333	15
	Griffon Corp.	1,160	14
	Wausau Paper Corp.	1,413	14
*	Coeur Mining Inc.	3,297	14
	LB Foster Co. Class A	288	13
	Myers Industries Inc.	803	13
	Tredegar Corp.	694	13
*	Gibraltar Industries Inc.	871	13
*	Unifi Inc.	423	12
*	Veritiv Corp.	234	12
*	US Concrete Inc.	401	11
	Advanced Drainage Systems Inc.	480	11
	Insteel Industries Inc.	510	11
	NN Inc.	486	10
	American Vanguard Corp.	916	10
*	Landec Corp.	735	10
*	Stock Building Supply Holdings Inc.	574	9
*	OMNOVA Solutions Inc.	1,334	9
*	Northwest Pipe Co.	267	9
	Zep Inc.	639	9
*	Ply Gem Holdings Inc.	680	9
*	Rentech Inc.	6,421	8
*	Builders FirstSource Inc.	1,269	8
	Kronos Worldwide Inc.	589	8
	Global Brass & Copper Holdings Inc.	613	8
*	Senomyx Inc.	1,197	7
	FutureFuel Corp.	617	7
*	Continental Building Products Inc.	380	6
	Dynamic Materials Corp.	387	6
	Chase Corp.	182	6
*	Handy & Harman Ltd.	156	6
*,^ Molycorp Inc.		5,796	6
*	AEP Industries Inc.	124	6
*	Trinseo SA	361	6
*	Allied Nevada Gold Corp.	3,322	5
*	Universal Stainless & Alloy Products Inc.	195	5
	Ampco-Pittsburgh Corp.	243	4
	Culp Inc.	229	4
	KMG Chemicals Inc.	230	4
	Olympic Steel Inc.	257	4
	LSI Industries Inc.	615	4
*	Installed Building Products Inc.	241	4
	United States Lime & Minerals Inc.	55	4
*	Ryerson Holding Corp.	345	4
	Oil-Dri Corp. of America	137	4
*	UFP Technologies Inc.	156	3

* Dixie Group Inc.	422	3
* Shiloh Industries Inc.	172	3
Omega Flex Inc.	90	3
Noranda Aluminum Holding Corp.	465	2
* Aspen Aerogels Inc.	180	1
NL Industries Inc.	192	1
* TCP International Holdings Ltd.	228	1
Gold Resource Corp.	32	—
* Marrone Bio Innovations Inc.	15	—
		30,913
Other (0.0%) [2]
* Foster Wheeler AG	2,666	39
* Paramount Group Inc.	1,267	24
* Axalta Coating Systems Ltd.	379	9
* Leap Wireless International Inc CVR	1,738	5
* VWR Corp.	125	3
* Zayo Group Holdings Inc.	120	3
* STORE Capital Corp.	150	3
* Smart & Final Stores Inc.	150	2
* Calithera Biosciences Inc.	200	2
* Furiex Pharmaceuticals Inc. CVR	213	2
* Vivint Solar Inc.	200	2
* Dermira Inc.	100	2
* HubSpot Inc.	47	2
* INC Research Holdings Inc. Class A	67	2
* Nevro Corp.	43	1
* Wayfair Inc.	46	1
* Diplomat Pharmacy Inc.	40	1
* Freshpet Inc.	63	1
* Neothetics Inc.	80	1
* Coherus Biosciences Inc.	54	1
* Boot Barn Holdings Inc.	33	1
* Yodlee Inc.	27	—
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Expire 12/31/2018	12	—
		107
Producer Durables (11.4%)
General Electric Co.	319,248	8,457
Union Pacific Corp.	28,840	3,368
3M Co.	20,831	3,335
United Technologies Corp.	29,187	3,213
Boeing Co.	23,217	3,119
United Parcel Service Inc. Class B	22,536	2,477
Honeywell International Inc.	24,932	2,470
Caterpillar Inc.	19,874	1,999
Accenture plc Class A	20,139	1,739
FedEx Corp.	9,409	1,677
Lockheed Martin Corp.	8,626	1,652
Danaher Corp.	19,343	1,616
Emerson Electric Co.	22,340	1,424
General Dynamics Corp.	9,736	1,415
Automatic Data Processing Inc.	15,349	1,315
Delta Air Lines Inc.	26,996	1,260
CSX Corp.	31,977	1,167

American Airlines Group Inc.	22,929	1,113
Norfolk Southern Corp.	9,859	1,101
Raytheon Co.	9,961	1,063
Illinois Tool Works Inc.	10,873	1,032
Eaton Corp. plc	15,178	1,030
Deere & Co.	11,583	1,003
Southwest Airlines Co.	22,026	921
Northrop Grumman Corp.	6,428	906
Cummins Inc.	5,854	852
PACCAR Inc.	11,294	757
* United Continental Holdings Inc.	11,891	728
Waste Management Inc.	14,818	722
* Tyco International plc	14,685	630
Parker-Hannifin Corp.	4,742	612
Xerox Corp.	37,163	519
Rockwell Automation Inc.	4,408	509
Roper Industries Inc.	3,178	502
Paychex Inc.	10,362	491
Stanley Black & Decker Inc.	4,969	469
WW Grainger Inc.	1,856	456
Kansas City Southern	3,513	418
Dover Corp.	5,302	408
Pentair plc	6,165	399
AMETEK Inc.	7,810	398
Textron Inc.	8,933	387
Rockwell Collins Inc.	4,340	371
* United Rentals Inc.	3,106	352
CH Robinson Worldwide Inc.	4,759	351
* Stericycle Inc.	2,716	350
L-3 Communications Holdings Inc.	2,771	345
Pall Corp.	3,535	340
Republic Services Inc. Class A	8,503	337
TransDigm Group Inc.	1,699	336
* Verisk Analytics Inc. Class A	5,327	330
Fluor Corp.	5,076	315
* Waters Corp.	2,676	310
Expeditors International of Washington Inc.	6,239	292
* Mettler-Toledo International Inc.	927	272
Wabtec Corp.	3,050	270
* IHS Inc. Class A	2,187	268
* B/E Aerospace Inc.	3,394	264
Alaska Air Group Inc.	4,404	260
Flowserve Corp.	4,397	259
Snap-on Inc.	1,850	250
Robert Half International Inc.	4,364	248
JB Hunt Transport Services Inc.	2,919	241
* Trimble Navigation Ltd.	8,412	237
Cintas Corp.	3,216	235
Towers Watson & Co. Class A	2,079	235
Iron Mountain Inc.	5,938	226
Xylem Inc.	5,831	224
* Quanta Services Inc.	6,759	206
Hubbell Inc. Class B	1,886	201
IDEX Corp.	2,576	198
ADT Corp.	5,593	195
* Jacobs Engineering Group Inc.	4,195	195
* Spirit Airlines Inc.	2,316	192

Waste Connections Inc.	4,004	189
* Keysight Technologies Inc.	5,307	187
Lincoln Electric Holdings Inc.	2,568	185
Carlisle Cos. Inc.	2,022	181
Donaldson Co. Inc.	4,627	180
* CoStar Group Inc.	1,051	179
* Middleby Corp.	1,832	175
* Kirby Corp.	1,814	174
Manpowergroup Inc.	2,541	170
Huntington Ingalls Industries Inc.	1,551	169
* Spirit AeroSystems Holdings Inc. Class A	3,890	168
Allegion plc	3,061	165
* Genesee & Wyoming Inc. Class A	1,644	162
Nordson Corp.	2,061	161
Ryder System Inc.	1,681	161
* Old Dominion Freight Line Inc.	1,978	160
Joy Global Inc.	3,244	159
Chicago Bridge & Iron Co. NV	3,162	158
Trinity Industries Inc.	4,910	157
* Colfax Corp.	3,051	157
Pitney Bowes Inc.	6,382	157
Avery Dennison Corp.	3,089	153
* AECOM Technology Corp.	4,773	153
Graco Inc.	1,907	153
FLIR Systems Inc.	4,596	146
Allison Transmission Holdings Inc.	4,394	145
AO Smith Corp.	2,450	132
* Copart Inc.	3,520	128
AGCO Corp.	3,024	128
* Teledyne Technologies Inc.	1,191	127
Oshkosh Corp.	2,760	125
SPX Corp.	1,386	124
Air Lease Corp. Class A	3,203	122
Toro Co.	1,849	121
ITT Corp.	2,931	121
MSC Industrial Direct Co. Inc. Class A	1,547	120
Copa Holdings SA Class A	1,073	120
* Esterline Technologies Corp.	996	118
* Zebra Technologies Corp.	1,601	117
MAXIMUS Inc.	2,229	117
* JetBlue Airways Corp.	7,950	116
* WESCO International Inc.	1,400	115
Alliant Techsystems Inc.	1,008	115
Landstar System Inc.	1,416	114
HEICO Corp.	2,122	112
Triumph Group Inc.	1,650	112
Exelis Inc.	6,046	108
Curtiss-Wright Corp.	1,516	107
Woodward Inc.	2,077	107
* Moog Inc. Class A	1,464	107
Babcock & Wilcox Co.	3,591	106
CLARCOR Inc.	1,610	106
Regal-Beloit Corp.	1,448	105
RR Donnelley & Sons Co.	6,216	105
Terex Corp.	3,491	100
National Instruments Corp.	3,111	100
* HD Supply Holdings Inc.	3,440	100

* Darling Ingredients Inc.	5,301	99
* Generac Holdings Inc.	2,199	95
EMCOR Group Inc.	2,190	95
GATX Corp.	1,515	94
* Genpact Ltd.	5,151	93
Kennametal Inc.	2,508	92
Crane Co.	1,553	92
Con-way Inc.	1,838	91
Deluxe Corp.	1,553	91
* Clean Harbors Inc.	1,927	90
Covanta Holding Corp.	3,589	90
Manitowoc Co. Inc.	4,415	89
EnerSys	1,462	89
Lexmark International Inc. Class A	2,036	87
KBR Inc.	4,748	80
* Swift Transportation Co.	2,670	78
Corporate Executive Board Co.	1,048	77
Teekay Corp.	1,486	74
Bristow Group Inc.	1,110	71
Convergys Corp.	3,307	69
HNI Corp.	1,458	68
Littelfuse Inc.	697	67
Rollins Inc.	2,021	66
* WageWorks Inc.	1,125	66
Healthcare Services Group Inc.	2,169	65
* XPO Logistics Inc.	1,674	65
* Electronics For Imaging Inc.	1,451	65
Booz Allen Hamilton Holding Corp.	2,360	64
Knight Transportation Inc.	1,915	64
* Navistar International Corp.	1,761	63
Barnes Group Inc.	1,692	62
Applied Industrial Technologies Inc.	1,321	62
Actuant Corp. Class A	2,066	61
Mobile Mini Inc.	1,455	60
Allegiant Travel Co. Class A	426	60
Herman Miller Inc.	1,869	57
Franklin Electric Co. Inc.	1,503	56
Tetra Tech Inc.	2,071	56
Watts Water Technologies Inc. Class A	915	55
* On Assignment Inc.	1,769	54
United Stationers Inc.	1,302	53
UniFirst Corp.	476	53
* Orbital Sciences Corp.	1,937	53
* Huron Consulting Group Inc.	757	52
* Itron Inc.	1,278	52
Tidewater Inc.	1,655	51
* FTI Consulting Inc.	1,309	51
Matson Inc.	1,437	51
* MasTec Inc.	2,081	50
MSA Safety Inc.	905	50
Greenbrier Cos. Inc.	889	49
Harsco Corp.	2,518	49
Steelcase Inc. Class A	2,782	49
ABM Industries Inc.	1,793	49
Forward Air Corp.	988	48
TAL International Group Inc.	1,094	48
Heartland Express Inc.	1,820	48

Scorpio Tankers Inc.	5,852	48
* Advisory Board Co.	1,127	48
Werner Enterprises Inc.	1,540	48
* EnPro Industries Inc.	738	48
* OSI Systems Inc.	655	46
* Proto Labs Inc.	711	46
Granite Construction Inc.	1,282	46
* Saia Inc.	820	45
* TriMas Corp.	1,455	45
* Hub Group Inc. Class A	1,179	44
G&K Services Inc. Class A	679	44
* PHH Corp.	1,877	43
* Korn/Ferry International	1,579	43
Tennant Co.	604	41
* Rush Enterprises Inc. Class A	1,155	41
Aircastle Ltd.	1,932	40
* Taser International Inc.	1,852	40
CIRCOR International Inc.	589	39
ArcBest Corp.	894	39
Brady Corp. Class A	1,539	38
AZZ Inc.	857	38
* UTi Worldwide Inc.	3,241	38
* Chart Industries Inc.	938	37
Cubic Corp.	707	36
Kaman Corp.	920	36
Albany International Corp.	955	36
* Dycom Industries Inc.	1,149	35
H&E Equipment Services Inc.	1,001	35
Exponent Inc.	458	35
Brink's Co.	1,605	35
AAR Corp.	1,354	35
* ACCO Brands Corp.	3,958	35
* GenCorp Inc.	2,050	34
Lindsay Corp.	388	34
* Atlas Air Worldwide Holdings Inc.	736	34
ESCO Technologies Inc.	915	33
Federal Signal Corp.	2,205	33
Primoris Services Corp.	1,244	33
* FARO Technologies Inc.	592	33
* Sykes Enterprises Inc.	1,403	33
Standex International Corp.	441	32
* ExlService Holdings Inc.	1,148	32
* Tutor Perini Corp.	1,263	32
* TrueBlue Inc.	1,386	32
Ship Finance International Ltd.	1,909	32
Knoll Inc.	1,690	31
Sun Hydraulics Corp.	774	31
John Bean Technologies Corp.	1,026	31
McGrath RentCorp	882	31
* Astronics Corp.	632	31
* Hawaiian Holdings Inc.	1,488	30
US Ecology Inc.	754	30
MTS Systems Corp.	451	30
* Team Inc.	736	30
* Advanced Energy Industries Inc.	1,458	30
* Blount International Inc.	1,769	29
Nordic American Tankers Ltd.	3,232	29

Altra Industrial Motion Corp.	943	29
Badger Meter Inc.	523	29
* ICF International Inc.	741	29
Raven Industries Inc.	1,269	29
Briggs & Stratton Corp.	1,374	28
Insperity Inc.	840	27
Textainer Group Holdings Ltd.	774	27
Encore Wire Corp.	728	27
* Ascent Capital Group Inc. Class A	496	27
* DXP Enterprises Inc.	446	26
GasLog Ltd.	1,457	26
* Wesco Aircraft Holdings Inc.	1,833	26
* Wabash National Corp.	2,369	26
* RPX Corp.	1,890	25
* Thermon Group Holdings Inc.	1,006	24
Gulfmark Offshore Inc.	915	24
General Cable Corp.	1,700	23
Astec Industries Inc.	587	23
* Echo Global Logistics Inc.	796	22
Hyster-Yale Materials Handling Inc.	302	22
* Plug Power Inc.	5,724	22
Quad/Graphics Inc.	998	22
* YRC Worldwide Inc.	889	21
* Aegion Corp. Class A	1,112	21
* Engility Holdings Inc.	487	20
American Railcar Industries Inc.	343	20
* Navigant Consulting Inc.	1,437	20
* Aerovironment Inc.	722	20
Multi-Color Corp.	347	19
DHT Holdings Inc.	2,948	18
SkyWest Inc.	1,478	18
* Republic Airways Holdings Inc.	1,378	18
* Roadrunner Transportation Systems Inc.	801	18
Kforce Inc.	769	18
Resources Connection Inc.	1,100	17
Gorman-Rupp Co.	533	17
* Modine Manufacturing Co.	1,358	17
* GrafTech International Ltd.	4,018	16
* MYR Group Inc.	595	15
Titan International Inc.	1,538	15
* PHI Inc.	358	15
Columbus McKinnon Corp.	554	15
* CBIZ Inc.	1,710	15
* Scorpio Bulkers Inc.	4,511	15
Douglas Dynamics Inc.	630	15
Marten Transport Ltd.	664	14
Navios Maritime Holdings Inc.	2,893	14
* TriNet Group Inc.	440	14
Park-Ohio Holdings Corp.	244	14
* TeleTech Holdings Inc.	570	13
Forrester Research Inc.	329	13
* Lydall Inc.	483	13
Ceco Environmental Corp.	904	13
* Great Lakes Dredge & Dock Corp.	1,687	13
Argan Inc.	399	13
* GP Strategies Corp.	417	13
Kadant Inc.	316	13

Celadon Group Inc.	567	13
* Advanced Emissions Solutions Inc.	609	12
Kimball International Inc. Class B	1,293	12
* Monster Worldwide Inc.	2,734	12
* Quality Distribution Inc.	985	12
Kelly Services Inc. Class A	765	12
* Dice Holdings Inc.	1,085	12
* Air Transport Services Group Inc.	1,472	12
Powell Industries Inc.	267	11
* CAI International Inc.	487	10
Heidrick & Struggles International Inc.	510	10
* Power Solutions International Inc.	153	10
Ennis Inc.	742	10
FreightCar America Inc.	340	10
Alamo Group Inc.	200	10
* Vectrus Inc.	335	9
* InnerWorkings Inc.	1,240	9
* SP Plus Corp.	439	9
* Performant Financial Corp.	1,319	9
* ServiceSource International Inc.	2,182	9
* CRA International Inc.	290	9
Graham Corp.	284	9
* Maxwell Technologies Inc.	830	9
* Orion Marine Group Inc.	774	9
* ExOne Co.	360	8
* Paylocity Holding Corp.	287	8
* Liquidity Services Inc.	783	8
Teekay Tankers Ltd. Class A	1,767	8
^ Knightsbridge Shipping Ltd.	1,371	8
NACCO Industries Inc. Class A	133	8
* Mistras Group Inc.	449	8
Electro Rent Corp.	535	7
* Ducommun Inc.	298	7
* Titan Machinery Inc.	553	7
* Patriot Transportation Holding Inc.	185	7
CDI Corp.	400	7
* Furmanite Corp.	1,062	7
Navios Maritime Acquisition Corp.	2,320	7
Hackett Group Inc.	738	7
Houston Wire & Cable Co.	510	7
* Control4 Corp.	429	6
* Kratos Defense & Security Solutions Inc.	1,245	6
Hurco Cos. Inc.	182	6
VSE Corp.	117	6
Global Power Equipment Group Inc.	483	6
* Vicor Corp.	503	6
* Energy Recovery Inc.	1,266	6
* Vishay Precision Group Inc.	351	6
Miller Industries Inc.	318	6
Mesa Laboratories Inc.	76	6
Twin Disc Inc.	238	5
* Accuride Corp.	1,142	5
Safe Bulkers Inc.	1,096	5
Ardmore Shipping Corp.	509	5
Spartan Motors Inc.	971	5
* CHC Group Ltd.	996	5
* Commercial Vehicle Group Inc.	676	4

Marlin Business Services Corp.	236	4
* Xerium Technologies Inc.	308	4
Baltic Trading Ltd.	1,387	4
Barrett Business Services Inc.	199	4
* Casella Waste Systems Inc. Class A	1,099	4
* Manitex International Inc.	390	4
* CUI Global Inc.	579	4
* PRGX Global Inc.	822	4
* PAM Transportation Services Inc.	92	4
* LMI Aerospace Inc.	295	4
* Heritage-Crystal Clean Inc.	250	4
Universal Truckload Services Inc.	150	4
* AM Castle & Co.	497	4
* Information Services Group Inc.	917	4
* USA Truck Inc.	175	4
Preformed Line Products Co.	74	4
* Sterling Construction Co. Inc.	469	3
* Global Sources Ltd.	459	3
* General Finance Corp.	310	3
* Dorian LPG Ltd.	206	3
International Shipholding Corp.	160	3
* Hill International Inc.	676	2
SIFCO Industries Inc.	72	2
* Frontline Ltd.	1,624	2
* Vertex Energy Inc.	331	1
* Ultrapetrol Bahamas Ltd.	498	1
* ARC Group Worldwide Inc.	89	1
* Erickson Inc.	82	1
* Corporate Resource Services Inc.	498	1
* Quest Resource Holding Corp.	366	1
* Layne Christensen Co.	14	—
		83,293
Technology (16.5%)
Apple Inc.	192,051	22,841
Microsoft Corp.	263,102	12,579
Intel Corp.	158,481	5,903
* Google Inc. Class A	8,937	4,907
* Google Inc. Class C	9,043	4,900
* Facebook Inc. Class A	62,862	4,884
International Business Machines Corp.	30,116	4,884
Cisco Systems Inc.	163,087	4,508
Oracle Corp.	104,567	4,435
QUALCOMM Inc.	53,736	3,917
Hewlett-Packard Co.	60,335	2,357
EMC Corp.	65,178	1,978
Texas Instruments Inc.	34,363	1,870
* Yahoo! Inc.	32,054	1,658
* Micron Technology Inc.	34,078	1,225
* salesforce.com inc	19,548	1,170
* Adobe Systems Inc.	15,846	1,168
* Cognizant Technology Solutions Corp. Class A	19,371	1,046
Applied Materials Inc.	38,758	932
Corning Inc.	41,657	876
Intuit Inc.	9,039	848
* LinkedIn Corp. Class A	3,323	752
SanDisk Corp.	7,202	745
Avago Technologies Ltd. Class A	7,954	743

Broadcom Corp. Class A	17,030	735
Western Digital Corp.	7,087	732
* Twitter Inc.	15,254	637
Symantec Corp.	22,022	575
Analog Devices Inc.	10,002	547
Amphenol Corp. Class A	10,007	537
* SBA Communications Corp. Class A	4,101	499
Motorola Solutions Inc.	7,149	470
* Autodesk Inc.	7,245	449
NetApp Inc.	10,547	449
* Electronic Arts Inc.	10,030	441
Lam Research Corp.	5,174	428
Skyworks Solutions Inc.	6,070	410
Equinix Inc.	1,735	394
Xilinx Inc.	8,560	389
Altera Corp.	10,012	377
* Red Hat Inc.	6,042	376
NVIDIA Corp.	17,834	374
* Akamai Technologies Inc.	5,694	368
KLA-Tencor Corp.	5,280	367
Linear Technology Corp.	7,566	348
* Citrix Systems Inc.	5,232	347
Activision Blizzard Inc.	15,805	342
Juniper Networks Inc.	15,135	335
CA Inc.	10,293	321
* F5 Networks Inc.	2,435	315
* ServiceNow Inc.	4,551	291
Microchip Technology Inc.	6,433	290
Computer Sciences Corp.	4,572	290
Maxim Integrated Products Inc.	9,113	269
* Workday Inc. Class A	2,960	258
* Splunk Inc.	3,787	254
* VMware Inc. Class A	2,825	248
Amdocs Ltd.	5,084	248
* ANSYS Inc.	2,955	247
* Gartner Inc.	2,868	245
Harris Corp.	3,379	242
* Teradata Corp.	5,062	229
* Synopsys Inc.	4,989	216
* Palo Alto Networks Inc.	1,744	215
* VeriSign Inc.	3,533	212
CDK Global Inc.	5,116	195
* Concur Technologies Inc.	1,511	195
Avnet Inc.	4,444	195
* Arrow Electronics Inc.	3,208	187
Marvell Technology Group Ltd.	13,028	187
* SunEdison Inc.	8,426	182
* Rackspace Hosting Inc.	3,752	172
* Cadence Design Systems Inc.	9,082	171
* NCR Corp.	5,405	160
* Stratasys Ltd.	1,559	159
IAC/InterActiveCorp	2,406	157
Brocade Communications Systems Inc.	13,883	157
* PTC Inc.	3,724	146
* Cree Inc.	3,908	142
* NetSuite Inc.	1,317	139
Jabil Circuit Inc.	6,626	137

* TriQuint Semiconductor Inc.	5,618	137
* Ingram Micro Inc.	4,948	136
* Ultimate Software Group Inc.	917	135
* RF Micro Devices Inc.	9,094	133
* VeriFone Systems Inc.	3,599	128
* Nuance Communications Inc.	8,461	128
* ON Semiconductor Corp.	14,128	128
Teradyne Inc.	6,413	127
* TIBCO Software Inc.	5,257	126
* 3D Systems Corp.	3,551	125
* Informatica Corp.	3,435	125
* Fortinet Inc.	4,350	120
* ARRIS Group Inc.	3,989	119
* Groupon Inc. Class A	15,436	116
* AOL Inc.	2,499	115
* Verint Systems Inc.	1,914	115
FEI Co.	1,327	114
Solera Holdings Inc.	2,153	113
* Cognex Corp.	2,758	112
* Tyler Technologies Inc.	1,027	112
* SolarWinds Inc.	2,144	111
* Aspen Technology Inc.	2,940	111
* Guidewire Software Inc.	2,193	111
SS&C Technologies Holdings Inc.	2,188	111
* Riverbed Technology Inc.	5,295	109
* Atmel Corp.	13,582	107
* Tableau Software Inc. Class A	1,250	105
* JDS Uniphase Corp.	7,673	102
CDW Corp.	2,828	99
DST Systems Inc.	978	97
* Cavium Inc.	1,690	96
* Manhattan Associates Inc.	2,416	96
* International Rectifier Corp.	2,355	94
* Yelp Inc. Class A	1,607	92
* Qlik Technologies Inc.	2,946	91
* ViaSat Inc.	1,344	89
* Sapient Corp.	3,520	87
* FireEye Inc.	2,793	85
* Microsemi Corp.	3,104	84
Leidos Holdings Inc.	2,084	84
* IPG Photonics Corp.	1,102	79
Anixter International Inc.	905	79
* Dealertrack Technologies Inc.	1,662	78
* Tech Data Corp.	1,253	78
* Integrated Device Technology Inc.	4,150	77
Diebold Inc.	2,133	77
* Synaptics Inc.	1,189	75
Compuware Corp.	7,254	75
* EchoStar Corp. Class A	1,382	74
* Take-Two Interactive Software Inc.	2,657	74
* CommVault Systems Inc.	1,548	73
* ACI Worldwide Inc.	3,704	72
Plantronics Inc.	1,357	71
* Freescale Semiconductor Ltd.	3,255	71
Dolby Laboratories Inc. Class A	1,556	69
Science Applications International Corp.	1,332	67
* Rovi Corp.	3,018	67

Mentor Graphics Corp.	3,001	67
SYNNEX Corp.	929	66
* CACI International Inc. Class A	739	66
InterDigital Inc.	1,305	65
* Fairchild Semiconductor International Inc. Class A	4,016	65
* Sanmina Corp.	2,609	64
* DigitalGlobe Inc.	2,343	63
* Aruba Networks Inc.	3,365	63
Vishay Intertechnology Inc.	4,504	62
Blackbaud Inc.	1,466	62
MKS Instruments Inc.	1,694	62
* Silicon Laboratories Inc.	1,349	61
* Entegris Inc.	4,477	60
Monolithic Power Systems Inc.	1,242	60
* Zynga Inc. Class A	22,887	60
Tessera Technologies Inc.	1,732	59
* EPAM Systems Inc.	1,152	59
* IMS Health Holdings Inc.	2,332	58
* Ciena Corp.	3,503	58
* Trulia Inc.	1,136	58
* Polycom Inc.	4,338	57
* Advanced Micro Devices Inc.	20,225	56
* Infinera Corp.	4,100	56
* Envestnet Inc.	1,090	56
* Semtech Corp.	2,181	56
* Knowles Corp.	2,640	55
* Ambarella Inc.	996	55
Cypress Semiconductor Corp.	5,043	53
Intersil Corp. Class A	4,042	53
* Proofpoint Inc.	1,218	53
* Demandware Inc.	941	53
* OmniVision Technologies Inc.	1,795	52
* Cornerstone OnDemand Inc.	1,631	52
* comScore Inc.	1,171	51
* MicroStrategy Inc. Class A	297	51
* Finisar Corp.	2,952	50
* Synchronoss Technologies Inc.	1,170	50
* Veeco Instruments Inc.	1,278	48
* Spansion Inc. Class A	2,042	48
* PMC-Sierra Inc.	5,848	48
Methode Electronics Inc.	1,228	48
* NeuStar Inc. Class A	1,745	48
Power Integrations Inc.	928	47
* Unisys Corp.	1,731	46
* Acxiom Corp.	2,420	46
* Syntel Inc.	1,016	45
* Cray Inc.	1,339	45
* Progress Software Corp.	1,737	45
* CommScope Holding Co. Inc.	2,004	44
* NetScout Systems Inc.	1,163	44
* Coherent Inc.	792	44
* FleetMatics Group plc	1,243	44
* Plexus Corp.	1,118	44
* Rambus Inc.	3,675	44
* Rogers Corp.	613	43
* Benchmark Electronics Inc.	1,794	43
* NETGEAR Inc.	1,221	42

* iGATE Corp.	1,136	42
NIC Inc.	2,194	40
* Ellie Mae Inc.	965	39
* Super Micro Computer Inc.	1,128	38
* Cirrus Logic Inc.	2,052	38
* ScanSource Inc.	956	37
* LogMeIn Inc.	732	37
* Universal Display Corp.	1,319	37
* iRobot Corp.	983	36
Monotype Imaging Holdings Inc.	1,285	36
* Loral Space & Communications Inc.	451	35
ADTRAN Inc.	1,691	35
* Imperva Inc.	793	34
* InvenSense Inc.	2,291	33
Acacia Research Corp.	1,745	33
* Diodes Inc.	1,247	33
* Virtusa Corp.	822	33
* SPS Commerce Inc.	565	33
* Insight Enterprises Inc.	1,404	33
* RealPage Inc.	1,589	33
* Sonus Networks Inc.	8,569	32
* Bottomline Technologies de Inc.	1,284	31
* Infoblox Inc.	1,714	31
* Web.com Group Inc.	1,798	31
Sabre Corp.	1,597	30
CSG Systems International Inc.	1,185	30
* Marketo Inc.	918	29
* QLogic Corp.	2,536	29
Ubiquiti Networks Inc.	991	29
* BroadSoft Inc.	1,047	28
* Lattice Semiconductor Corp.	4,107	27
* Callidus Software Inc.	1,672	27
ManTech International Corp. Class A	881	27
Pegasystems Inc.	1,258	26
* Bankrate Inc.	2,249	26
* Ruckus Wireless Inc.	2,277	26
* Interactive Intelligence Group Inc.	568	26
* Newport Corp.	1,429	25
* II-VI Inc.	1,883	25
* VASCO Data Security International Inc.	822	25
* CalAmp Corp.	1,306	24
* Actua Corp.	1,435	24
* Digital River Inc.	948	24
* Qualys Inc.	663	24
* Perficient Inc.	1,301	23
Brooks Automation Inc.	1,916	22
* Blucora Inc.	1,547	22
* Rofin-Sinar Technologies Inc.	801	22
* LivePerson Inc.	1,564	20
* Ultratech Inc.	1,012	20
* AVG Technologies NV	1,001	20
* PROS Holdings Inc.	674	19
AVX Corp.	1,346	19
* Harmonic Inc.	2,724	19
* Fabrinet	1,102	18
* Global Eagle Entertainment Inc.	1,393	18
Comtech Telecommunications Corp.	436	17

Micrel Inc.	1,326	17
* Endurance International Group Holdings Inc.	1,032	17
* Tangoe Inc.	1,316	17
* Inphi Corp.	1,154	17
* Amkor Technology Inc.	2,517	17
* Applied Micro Circuits Corp.	2,789	16
* Ixia	1,586	16
CTS Corp.	952	16
* SciQuest Inc.	1,088	16
* Photronics Inc.	1,777	16
* DTS Inc.	493	16
* Checkpoint Systems Inc.	1,166	15
Park Electrochemical Corp.	589	14
* ePlus Inc.	210	14
* Arista Networks Inc.	190	14
Ebix Inc.	882	14
* Kofax Ltd.	2,087	14
* Cvent Inc.	516	14
Epiq Systems Inc.	892	14
* PDF Solutions Inc.	991	13
Oplink Communications Inc.	540	13
EarthLink Holdings Corp.	2,928	13
* Textura Corp.	535	13
* RetailMeNot Inc.	865	13
* Comverse Inc.	629	13
* ShoreTel Inc.	1,670	12
* Emulex Corp.	2,292	12
Daktronics Inc.	1,036	12
* FormFactor Inc.	1,532	12
Integrated Silicon Solution Inc.	842	12
* Silicon Image Inc.	2,192	12
* Violin Memory Inc.	2,307	12
* Calix Inc.	1,138	12
* Internap Network Services Corp.	1,519	12
* Wix.com Ltd.	558	12
* Intralinks Holdings Inc.	1,093	12
* Mercury Systems Inc.	916	12
American Science & Engineering Inc.	233	11
* Gigamon Inc.	771	11
* Luxoft Holding Inc. Class A	280	11
* GSI Group Inc.	860	11
* CEVA Inc.	629	11
* Xcerra Corp.	1,349	11
* Barracuda Networks Inc.	299	11
Black Box Corp.	461	11
* Kimball Electronics Inc.	968	11
* Bazaarvoice Inc.	1,443	11
* Carbonite Inc.	890	10
* ARC Document Solutions Inc.	1,069	10
* ChannelAdvisor Corp.	580	10
* TTM Technologies Inc.	1,504	10
* RingCentral Inc. Class A	806	10
* Exar Corp.	1,086	10
* Glu Mobile Inc.	2,702	10
* KEYW Holding Corp.	902	10
* NVE Corp.	138	10
* Nanometrics Inc.	654	10

* Rocket Fuel Inc.	584	10
* Extreme Networks Inc.	2,637	10
* Quantum Corp.	6,023	10
* GrubHub Inc.	256	9
* Peregrine Semiconductor Corp.	748	9
* Silicon Graphics International Corp.	961	9
* Telenav Inc.	1,321	9
* Rudolph Technologies Inc.	928	9
* Q2 Holdings Inc.	458	9
* Mavenir Systems Inc.	666	8
* Lionbridge Technologies Inc.	1,644	8
* Pericom Semiconductor Corp.	654	8
* Model N Inc.	782	8
Cohu Inc.	702	8
* Rally Software Development Corp.	759	8
* Jive Software Inc.	1,355	8
IXYS Corp.	687	8
* Dot Hill Systems Corp.	1,684	8
* Zendesk Inc.	318	8
Bel Fuse Inc. Class B	280	7
* M/A-COM Technology Solutions Holdings Inc.	296	7
* Sparton Corp.	291	7
* VirnetX Holding Corp.	1,353	7
* Silver Spring Networks Inc.	984	7
* Vocera Communications Inc.	721	7
* Immersion Corp.	790	7
* Entropic Communications Inc.	2,832	7
* Nimble Storage Inc.	255	7
* Marin Software Inc.	778	7
* Datalink Corp.	544	7
* Axcelis Technologies Inc.	3,079	7
* Kopin Corp.	1,884	6
* Ciber Inc.	2,118	6
* Seachange International Inc.	928	6
* Ultra Clean Holdings Inc.	711	6
American Software Inc. Class A	681	6
* DSP Group Inc.	559	6
Reis Inc.	238	6
* YuMe Inc.	1,108	6
PC Connection Inc.	265	6
* OPOWER Inc.	380	6
* E2open Inc.	836	6
* GTT Communications Inc.	395	6
* Zix Corp.	1,764	6
* KVH Industries Inc.	438	5
* Digi International Inc.	736	5
* Paycom Software Inc.	182	5
* Kemet Corp.	1,275	5
* MaxLinear Inc.	686	5
* Cascade Microtech Inc.	360	5
* Agilysys Inc.	403	5
* Amber Road Inc.	415	5
Electro Scientific Industries Inc.	677	5
* Actuate Corp.	1,348	5
* Everyday Health Inc.	370	5
* Intevac Inc.	673	5
* Oclaro Inc.	2,632	5

* QuickLogic Corp.	1,550	5
* Applied Optoelectronics Inc.	425	5
* Brightcove Inc.	751	5
* Vitesse Semiconductor Corp.	1,345	4
* RealNetworks Inc.	636	4
* Borderfree Inc.	436	4
Tessco Technologies Inc.	156	4
* Numerex Corp. Class A	396	4
Digimarc Corp.	177	4
* Cyan Inc.	1,680	4
* TrueCar Inc.	220	4
* Clearfield Inc.	320	4
* Alpha & Omega Semiconductor Ltd.	486	4
* TeleCommunication Systems Inc. Class A	1,352	4
Alliance Fiber Optic Products Inc.	326	4
* Limelight Networks Inc.	1,511	4
Computer Task Group Inc.	442	4
* Tremor Video Inc.	1,675	4
* Sapiens International Corp. NV	551	4
* Unwired Planet Inc.	2,811	4
* Cinedigm Corp. Class A	2,156	4
* MobileIron Inc.	388	4
* Varonis Systems Inc.	150	4
* ModusLink Global Solutions Inc.	1,056	4
* TechTarget Inc.	324	3
QAD Inc. Class A	165	3
* Rubicon Project Inc.	224	3
* Travelzoo Inc.	226	3
* Globant SA	212	3
* Park City Group Inc.	268	2
* Covisint Corp.	1,023	2
* A10 Networks Inc.	568	2
* Guidance Software Inc.	281	2
* Five9 Inc.	343	2
* Viasystems Group Inc.	77	1
* Demand Media Inc.	207	1
* Audience Inc.	283	1
* Aerohive Networks Inc.	191	1
* Procera Networks Inc.	122	1
* Turtle Beach Corp.	201	1
* Rubicon Technology Inc.	77	—
* Benefitfocus Inc.	5	—
* Millennial Media Inc.	57	—
* ParkerVision Inc.	82	—
* Multi-Fineline Electronix Inc.	8	—
* Vringo Inc.	71	—
* Revolution Lighting Technologies Inc.	37	—
* Rightside Group Ltd.	2	—
		120,734
Utilities (5.2%)
Verizon Communications Inc.	131,839	6,670
AT&T Inc.	165,247	5,846
Duke Energy Corp.	22,516	1,822
NextEra Energy Inc.	13,885	1,449
Southern Co.	28,383	1,346
Dominion Resources Inc.	18,516	1,343
Exelon Corp.	27,339	989

American Electric Power Co. Inc.	15,539	894
Sempra Energy	7,814	873
PPL Corp.	21,153	752
PG&E Corp.	14,796	747
CenturyLink Inc.	18,235	743
Public Service Enterprise Group Inc.	16,108	673
Edison International	10,373	659
Consolidated Edison Inc.	9,326	589
Xcel Energy Inc.	15,981	542
Northeast Utilities	10,155	514
FirstEnergy Corp.	13,369	493
Entergy Corp.	5,711	479
DTE Energy Co.	5,636	459
* Level 3 Communications Inc.	9,135	457
NiSource Inc.	10,026	420
Wisconsin Energy Corp.	7,231	357
NRG Energy Inc.	10,810	338
Ameren Corp.	7,794	336
CenterPoint Energy Inc.	13,751	329
AES Corp.	23,197	322
* Calpine Corp.	13,587	312
American Water Works Co. Inc.	5,768	306
CMS Energy Corp.	8,519	282
SCANA Corp.	4,488	256
* T-Mobile US Inc.	8,398	245
Frontier Communications Corp.	32,162	227
Pinnacle West Capital Corp.	3,563	225
OGE Energy Corp.	6,311	225
Alliant Energy Corp.	3,575	225
Pepco Holdings Inc.	7,967	219
UGI Corp.	5,572	210
AGL Resources Inc.	3,816	200
Windstream Holdings Inc.	19,137	194
ITC Holdings Corp.	4,964	189
National Fuel Gas Co.	2,699	187
Integrys Energy Group Inc.	2,521	184
Atmos Energy Corp.	3,171	170
Westar Energy Inc. Class A	4,100	160
Aqua America Inc.	5,735	152
MDU Resources Group Inc.	6,127	150
TECO Energy Inc.	7,331	145
Energen Corp.	2,351	140
Questar Corp.	5,520	132
* Dynegy Inc.	3,924	130
Great Plains Energy Inc.	4,857	127
* Sprint Corp.	23,022	118
Vectren Corp.	2,646	117
Cleco Corp.	1,935	104
IDACORP Inc.	1,644	102
Piedmont Natural Gas Co. Inc.	2,486	93
Hawaiian Electric Industries Inc.	3,289	93
Portland General Electric Co.	2,511	93
j2 Global Inc.	1,537	87
Southwest Gas Corp.	1,437	83
Black Hills Corp.	1,486	80
WGL Holdings Inc.	1,619	79
New Jersey Resources Corp.	1,298	75

PNM Resources Inc.	2,492	72
UIL Holdings Corp.	1,787	71
Laclede Group Inc.	1,378	70
Telephone & Data Systems Inc.	2,691	69
ALLETE Inc.	1,327	68
Avista Corp.	1,895	65
NorthWestern Corp.	1,197	64
ONE Gas Inc.	1,621	63
South Jersey Industries Inc.	1,015	58
Cogent Communications Holdings Inc.	1,516	54
MGE Energy Inc.	1,143	50
El Paso Electric Co.	1,305	49
Consolidated Communications Holdings Inc.	1,675	46
American States Water Co.	1,290	45
Northwest Natural Gas Co.	907	42
West Corp.	1,310	41
Empire District Electric Co.	1,460	40
California Water Service Group	1,610	40
Otter Tail Corp.	1,246	36
NRG Yield Inc. Class A	752	36
Pattern Energy Group Inc. Class A	1,308	35
* Gogo Inc.	1,931	31
* Cincinnati Bell Inc.	7,532	27
* Globalstar Inc.	9,323	26
* 8x8 Inc.	3,279	26
Abengoa Yield plc	898	25
* Iridium Communications Inc.	2,561	25
Chesapeake Utilities Corp.	540	24
* Vonage Holdings Corp.	5,946	20
Shenandoah Telecommunications Co.	680	20
Atlantic Tele-Network Inc.	273	19
* inContact Inc.	2,240	19
* General Communication Inc. Class A	1,411	17
Inteliquent Inc.	924	17
* Intelsat SA	938	17
* Premiere Global Services Inc.	1,367	14
* United States Cellular Corp.	359	14
Unitil Corp.	390	14
Ormat Technologies Inc.	501	14
SJW Corp.	436	13
Connecticut Water Service Inc.	305	11
Middlesex Water Co.	448	10
Spok Holdings Inc.	613	10
* Pike Corp.	753	9
* FairPoint Communications Inc.	588	9
Atlantic Power Corp.	3,847	9
* ORBCOMM Inc.	1,177	8
* Hawaiian Telcom Holdco Inc.	293	8
York Water Co.	368	7
IDT Corp. Class B	433	7
Lumos Networks Corp.	431	7
* Pendrell Corp.	4,763	7
Artesian Resources Corp. Class A	216	5
* magicJack VocalTec Ltd.	530	4
* Boingo Wireless Inc.	520	4
NTELOS Holdings Corp.	430	4

Spark Energy Inc. Class A			96	1
				38,173
Total Common Stocks (Cost $579,338)				727,575

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund	0.116%		1,987,509	1,988

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.074%	12/3/10	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	200	200
				400
Total Temporary Cash Investments (Cost $2,388)				2,388
Total Investments (99.9%) (Cost $581,726)				729,963
Other Assets and Liabilities-Net (0.1%)[4]				531
Net Assets (100%)				730,494
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $965,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,026,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Russell 3000 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	727,529	39	7
Temporary Cash Investments	1,988	400	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	729,502	439	7
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	22	2,273	51
E-mini Russell 2000 Index	December 2014	3	352	7
E-mini S&P MidCap 400 Index	December 2014	2	288	5
				63

Russell 3000 Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $581,752,000. Net unrealized appreciation of investment securities for tax purposes was $148,210,000, consisting of unrealized gains of $158,833,000 on securities that had risen in value since their purchase and $10,623,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21. 2015

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.